April 28, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington  DC  20549

RE:    Midland National Life Separate Account A

File Number 333-148111 Variable Universal Life – Cash Value 2 (VUL-CV 2) & Variable Universal Life – Cash Value (VUL-CV)

Commissioners:

Enclosed for filing under the Securities Act of 1933 please find a copy of Post-Effective Amendment No. 7 to the above referenced registration statement.

This amendment is being filed pursuant to paragraph (b) of Rule 485, and pursuant to subparagraph (b) (4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

We acknowledge that:

•        Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•        The action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Midland National Life Insurance Company from full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•        We may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We are aware that the Division of Enforcement has access to all information we have provided to the staff of the Division of Investment Management in connection with your review of our filing or in response to your comments on our filing.

If you have any questions about this filing, please contact Fred Bellamy of Sutherland Asbill & Brennan LLP at 202-383-0126 or Fred.Bellamy@sutherland.com.

/s/

Jason L. Bradshaw

Senior Variable Compliance Consultant

cc:        Frederick R. Bellamy

            Sutherland Asbill & Brennan LLP

As filed with the Securities and Exchange Commission on April 28, 2010
Registration File No. 333-148111
811-05271

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
_______________

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[	]
PRE-EFFECTIVE AMENDMENT NO. __ _	[	]
POST-EFFECTIVE AMENDMENT NO. _7_	[ X ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940	[	]
AMENDMENT NO. ____132___	[ X ]

(Check appropriate box or boxes.)

Midland National Life Separate Account A
(Exact name of registrant)

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Name of depositor)
One Sammons Plaza
Sioux Falls, South Dakota 57193-9991
(Address of depositor’s principal executive offices)
Depositor’s Telephone Number, including Area Code: (605) 335-5700

Stephen P. Horvat, Jr.	Copy to:
Senior Vice President - Legal
Midland National Life Insurance Company	Frederick R. Bellamy, Esq.
One Sammons Plaza	Sutherland Asbill & Brennan LLP
Sioux Falls, South Dakota 57193-9991	1275 Pennsylvania Avenue, N.W.
(Name and address of agent for service)	Washington, DC 20004-2415

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):
o	immediately upon filing pursuant to paragraph (b)
x	on May 1, 2010 pursuant to paragraph (b)
o	60 days after filing pursuant to paragraph (a)(i)
o	on pursuant to paragraph (a)(i) of Rule 485
If appropriate check the following box:
o	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:
Individual Flexible Premium Variable Life Insurance Policies
VUL – CV 2
VUL - CV

vulcv2_prosp.htm - Midland National Life Insurance Company

VARIABLE UNIVERSAL LIFE – CV 2

Flexible Premium Variable Universal Life Insurance Policy

Issued By:

Midland National Life Insurance Company

One  Sammons Plaza  •  Sioux  Falls,  SD  57193

(605) 335-5700 (telephone) • (800) 272-1642 (toll-free telephone)

(605) 373-8557 (facsimile for transaction requests) • (605) 335-3621 (facsimile for administrative requests)

through the Midland National Life Separate Account A

Variable Universal Life – CV 2 (the “policy”) is a life insurance policy issued by Midland National Life Insurance Company. The policy:

•         provides insurance coverage with flexibility in death benefits and premiums;

•         pays a death benefit if the Insured person dies while the policy is still inforce;

•         can provide substantial policy fund  build-up on a tax-deferred basis. However, there is no guaranteed policy fund for amounts You allocate to the investment divisions. You bear the risk of poor investment performance for those amounts.

•         lets You borrow against Your policy, withdraw part of the net cash surrender value, or completely surrender Your policy. There may be tax consequences to these transactions. Loans and withdrawals affect the policy fund, and may affect the death benefit.

You have a limited right to examine Your policy and return it to Us for a refund.  You may decide how much Your premiums will be and how often You wish to pay them, within limits. You may also increase or decrease the amount of insurance protection, within limits.

Depending on the amount of premiums paid, this may or may not be a Modified Endowment Contract (“MEC”). If it is a MEC, then loans and withdrawals may have more adverse tax consequences.

You may allocate Your policy fund to Our General Account and up to fifteen investment divisions.  Each division invests in a specified mutual fund portfolio.  The mutual fund portfolios are part of the following series funds or trusts:

  AIM Variable Insurance Funds (Invesco Variable Insurance Funds),
  Alger Portfolios,
  American Century Variable Portfolios, Inc.,
  Fidelity® Variable Insurance Products,
  Goldman Sachs Variable Insurance Trust,
  Lord Abbett Series Fund, Inc.,
  MFS® Variable Insurance Trusts,
  Neuberger Berman AMT Portfolios,
  PIMCO Variable Insurance Trust,
  ProFunds VP,
  Van Eck VIP Trust, and
  Vanguard® Variable Insurance Funds

You can choose among the fifty-eight investment divisions listed on the following page.

Your policy fund in the investment divisions will increase or decrease based on investment performance. You bear this risk.  You could lose the amount You invest and lose Your insurance coverage due to poor investment performance.  No one insures or guarantees the policy fund allocated to the investment divisions. Separate prospectuses describe the investment objectives, policies, and risks of the portfolios.

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

May 1, 2010

SEPARATE ACCOUNT INVESTMENT PORTFOLIOS

Alger Capital Appreciation Portfolio	Invesco V.I. Global Health Care Fund[3]
Alger Large Cap Growth Portfolio	Invesco V.I. International Growth Fund[4]
Alger Mid Cap Growth Portfolio	Lord Abbett Series Fund, Inc. Capital Structure Portfolio[5]
American Century VP Capital Appreciation Fund	Lord Abbett Series Fund, Inc. Growth and Income Portfolio
American Century VP International Fund	Lord Abbett Series Fund, Inc. International Opportunities Portfolio[6]
American Century VP Value Fund	Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio
Fidelity VIP Asset ManagerSM Portfolio	MFS® VIT Growth Series
Fidelity VIP Asset Manager: Growth® Portfolio	MFS® VIT New Discovery Series
Fidelity VIP Balanced Portfolio	MFS® VIT Research Series
Fidelity VIP Contrafund® Portfolio	MFS® VIT Total Return Series
Fidelity VIP Equity-Income Portfolio	MFS® VIT Utilities Series
Fidelity VIP Freedom 2010 Portfolio	Neuberger Berman AMT Regency Portfolio
Fidelity VIP Freedom 2015 Portfolio	PIMCO VIT High Yield Portfolio
Fidelity VIP Freedom 2020 Portfolio	PIMCO VIT Real Return Portfolio
Fidelity VIP Freedom 2025 Portfolio	PIMCO VIT Total Return Portfolio
Fidelity VIP Freedom 2030 Portfolio	ProFund VP Japan
Fidelity VIP Freedom Income Portfolio	ProFund VP Oil & Gas
Fidelity VIP Growth & Income Portfolio	ProFund VP Small-Cap Value
Fidelity VIP Growth Opportunities Portfolio	ProFund VP Ultra Mid-Cap
Fidelity VIP Growth Portfolio	Van Eck VIP Global Hard Assets Fund[7]
Fidelity VIP High Income Portfolio	Vanguard® VIF Balanced Portfolio
Fidelity VIP Index 500 Portfolio	Vanguard® VIF High Yield Bond Portfolio
Fidelity VIP Investment Grade Bond Portfolio	Vanguard® VIF International Portfolio
Fidelity VIP Mid Cap Portfolio	Vanguard® VIF Mid-Cap Index Portfolio
Fidelity VIP Money Market Portfolio	Vanguard® VIF REIT Index Portfolio
Fidelity VIP Overseas Portfolio	Vanguard® VIF Short-Term Investment-Grade Portfolio
Goldman Sachs VIT Large Cap Value Fund[1]	Vanguard® VIF Small Company Growth Portfolio
Goldman Sachs VIT Structured Small Cap Equity Fund	Vanguard® VIF Total Bond Market Index Portfolio
Invesco V.I. Financial Services Fund[2]	Vanguard® VIF Total Stock Market Index Portfolio

1Formerly Goldman Sachs VIT Growth and Income Fund    5Formerly Lord Abbett Series Fund, Inc. America’s Value

2Formerly AIM V.I. Financial Services Fund                         6Formerly Lord Abbett Series Fund, Inc. International Portfolio

3Formerly AIM V.I. Global Health Care Fund                       7Formerly Van Eck Worldwide Hard Assets Fund

4Formerly AIM V.I. International Growth Fund

This prospectus generally describes only the variable portion of the policy, except where the General Account is specifically mentioned.

Buying this policy might not be a good way of replacing Your existing insurance or adding more insurance if You already own a flexible premium variable life insurance policy.

You should read this prospectus and the current prospectuses for the funds carefully and keep them for future reference.

POLICY BENEFITS / RISKS SUMMARY

POLICY BENEFITS

Death Benefits

Flexible Premium Payments

Asset Allocation Program

No Lapse Guarantee Premium

Benefits of the Policy Fund

Tax Benefits

Policy Illustrations

Additional Benefits

Your Right To Examine This Policy

POLICY RISKS

Investment Risk

Surrender Charge Risk

Withdrawing Money

Risk of Lapse

Loan Risks

Tax Risks

Risk of Increases in Charges

Portfolio Risks

Fee Table

Summary OF VARIABLE UNIVERSAL LIFE – CV 2

DEATH BENEFIT OPTIONS

FLEXIBLE PREMIUM PAYMENTS

INVESTMENT CHOICES

YOUR POLICY FUND

Transfers

Policy Loans

Withdrawing Money

Surrendering Your Policy

DEDUCTIONS AND CHARGES

Deductions From Your Premiums

Deductions From Your Policy Fund

Surrender Charge

ADDITIONAL INFORMATION ABOUT THE POLICIES

Your Policy Can Lapse

Correspondence and Inquiries

State Variations

Tax-Free “Section 1035” Exchanges

Detailed information about VUL – CV 2

INSURANCE FEATURES

How the Policies Differ From Whole Life Insurance

Application for Insurance

Death Benefit

Notice and Proof of Death

Payment of Death Benefits and Lump Sum Payments

Maturity Benefit

Changes In Variable Universal Life – CV 2

Changing The Face Amount of Insurance

Changing Your Death Benefit Option

When Policy Changes Go Into Effect

Flexible Premium Payments

Allocation of Premiums

Additional Benefits

SEPARATE ACCOUNT INVESTMENT CHOICES

Our Separate Account And Its Investment Divisions

The Funds

Investment Policies Of The Portfolios

Effects of Market Timing

Charges In The Funds

Asset Allocation Program

General

The Asset Allocation Models

The Current Models

Selecting an Asset Allocation Model

Periodic Updates of Asset Allocation Models and Notices of Updates

Other Information

USING YOUR POLICY FUND

The Policy Fund

Amounts In Our Separate Account

How We Determine The Accumulation Unit Value

Policy Fund Transactions and “Good Order”

Transfer Of Policy Fund

Transfer Limitations

Dollar Cost Averaging

Enhanced Dollar Cost Averaging (EDCA)

Portfolio Rebalancing

Automatic Distribution Option

Policy Loans

Withdrawing Money From Your Policy Fund

Surrendering Your Policy

THE GENERAL ACCOUNT

DEDUCTIONS AND CHARGES

Deductions From Your Premiums

Charges Against The Separate Account

Monthly Deduction From Your Policy Fund

Transaction Charges

How Policy Fund Charges Are Allocated

Loan Charge

Surrender Charge

Portfolio Expenses

Tax Effects

INTRODUCTION

TAX STATUS OF THE POLICY

TAX TREATMENT OF POLICY BENEFITS

In General

Modified Endowment Contracts (“MEC”)

Distributions Other Than Death Benefits from Modified Endowment Contracts

Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts

Investment in the Policy

Policy Loans and the Overloan Protection Benefit

Withholding

Life Insurance Purchases by Residents of Puerto Rico

Life Insurance Purchases by Nonresident Aliens and Foreign Corporations

Multiple Policies

Continuation of Policy Beyond Age 100

Section 1035 Exchanges

Accelerated Benefit Rider—Terminal Illness

Accelerated Benefit Rider—Chronic Illness

Business Uses of Policy

Employer-Owned Life Insurance Policies

Non-Individual Owners and Business Beneficiaries of Policies

Split-Dollar Arrangements

Alternative Minimum Tax

Estate, Gift and Generation Skipping Transfer Tax Considerations

Foreign Tax Credits

Possible Tax Law Changes

Our Income Taxes

Additional Information About the Policies

YOUR RIGHT TO EXAMINE THIS POLICY

YOUR POLICY CAN LAPSE

YOU MAY REINSTATE YOUR POLICY

POLICY PERIODS AND ANNIVERSARIES

MATURITY DATE

WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT

CHANGING THE SEPARATE ACCOUNT

LIMITS ON OUR RIGHT TO CHALLENGE THE POLICY

YOUR PAYMENT OPTIONS

Lump Sum Payments

Optional Payment Methods

YOUR BENEFICIARY

ASSIGNING YOUR POLICY

WHEN WE PAY PROCEEDS FROM THIS POLICY

CHANGE OF ADDRESS NOTIFICATION

YOUR VOTING RIGHTS AS AN OWNER

DISTRIBUTION OF THE POLICIES

LEGAL PROCEEDINGS

FINANCIAL STATEMENTS

Illustration

Definitions

POLICY BENEFITS / RISKS SUMMARY

In this prospectus “Midland National”, “We”, “Our”, “Us”, and “Company” mean Midland National Life Insurance Company.  “You” and “Your” mean the owner of the policy. We refer to the person who is covered by the policy as the “Insured” or “Insured Person”, because the Insured person and the owner may not be the same.

There is a list of definitions at the end of this prospectus, explaining many words and phrases used here and in the actual insurance policy.  In this prospectus, these words and phrases are generally in bold face type.

This summary describes the policy’s important risks and benefits.  The detailed information appearing later in this prospectus further explains the following Policy Benefits/Risks Summary. This summary must be read along with that detailed information. Unless otherwise indicated, the description of the policy in this prospectus assumes that the policy is inforce and that there is no outstanding policy loan.

POLICY BENEFITS

Death Benefits

Variable Universal Life – CV 2 is life insurance on the Insured person. If the policy is inforce, We will pay a death benefit when the Insured person dies. You can choose between two death benefit options:

•         Option 1: death benefit equals the face amount of the insurance policy. This is sometimes called a “level” death benefit.

•         Option 2: death benefit equals the face amount plus the policy fund. This is sometimes called a “variable” death benefit.

The death benefit may be even greater in some circumstances. See “Death Benefit” on page 24.

We deduct any policy debt and unpaid charges before paying any benefits. The beneficiary can take the death benefit in a lump sum or under a variety of payment plans.

You may change the death benefit option You have chosen. You may also increase or decrease the face amount of Your policy, within certain limits.

Flexible Premium Payments

You may pay premiums whenever and in whatever amount You want, within certain limits. We require an initial premium at issue which is at least equal to one month’s no lapse guarantee premium. The no-lapse guarantee premium is based on the policy’s face amount and the Insured person’s age, sex and underwriting class. We are not required to accept any premium and We currently reject any premium of less than $50.00.  However under current Company practice, if paid by monthly bank draft, We will accept a premium as low as $30.00.  See “Flexible Premium Payments” on page 29.

Asset Allocation Program

We make an asset allocation service available at no additional charge for use within the policy.  The asset allocation program is designed to assist You in allocating Your net premium and policy fund among the investment choices available under the policy.  If You participate in the asset allocation program, then You must select one of the asset allocation model portfolios available under the policy; We will not make this decision.  See "Asset Allocation Program" on page 45.  There is no guarantee that a model portfolio in the asset allocation program will not lose money or experience volatility.

No Lapse Guarantee Premium

During the no lapse guarantee period, Your policy will remain inforce as long as You meet the applicable no lapse guarantee premium requirements. See “Premium Provisions During The No Lapse Guarantee Period.”  on page 29.

Benefits of the Policy Fund

•         Withdrawing Money from Your Policy Fund.  You may make a partial withdrawal from Your policy fund. The current minimum withdrawal amount is $200.  The maximum partial withdrawal You can make is 50% of Your net cash surrender value (the policy fund minus any surrender charge and minus any policy debt) in the first policy year and 90% of Your net cash surrender value in subsequent policy years.  See “Withdrawing Money From Your Policy Fund” on page 59.  There may be tax consequences for making a partial withdrawal.  See “Tax Effects” on page 67.

•         Surrendering Your Policy.  You can surrender Your policy for cash and then We will pay You the net cash surrender value (the policy fund minus any surrender charge and minus any policy debt).  There may be tax consequences for surrendering Your policy.  See “Surrendering Your Policy” on page 60.  See “Tax Effects” on page 67.

•         Policy Loans.  You may borrow up to 92% of Your net cash surrender value (the policy fund less the surrender charge minus any policy debt). Your policy will be the sole security for the loan. Your policy states a minimum loan amount, usually $200.  See “Policy Loans” on page 57.  Policy loan interest is  generally not tax deductible on policies owned by an individual.  There may be federal tax consequences for taking a policy loan. See “Tax Effects” on page 67.

•         Transfers of Policy Fund.  You may transfer Your policy fund among the investment divisions and between the General Account and the various investment divisions.  Currently, We allow an unlimited number of free transfers. We reserve the right to charge a $25 fee for each transfer after the 12th in a policy year.  We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific policy owners.  There are additional limitations on transfers to and from the General Account. See “Transfer Of Policy Fund” on page 51 and “Transfer Limitations” on page 40.

•         Dollar Cost Averaging (“DCA”).  The DCA program enables You to make scheduled monthly transfers of a predetermined dollar amount from the DCA source account (any investment division or the General Account) into one or more of the investment divisions.  The minimum monthly amount to be transferred using DCA is $200.  See “Dollar Cost Averaging” on page 55.

•         Enhanced Dollar Cost Averaging (“EDCA”).  By current Company practice, on monies allocated into the EDCA program during the first four policy months, We will pay an effective annual interest rate of 9% on Your declining balance in the General Account until the end of the first policy year. See “Enhanced Dollar Cost Averaging” on page 56.

•         Portfolio Rebalancing.  The Portfolio Rebalancing Option allows policyowners, who are not participating in a DCA program, to have Us automatically reset the percentage of policy fund allocated to each investment division to a pre-set level.  At each policy anniversary, We will transfer amounts needed to “balance” the policy fund to the specified percentages selected by You.  See “Portfolio Rebalancing” on page 56.

•         Automatic Distribution Option.  You can elect to receive automatic distributions of Your net cash surrender value on a monthly, quarterly, semi-annual or annual basis by filling out one form, and We will automatically process the necessary withdrawals and loans.  See “Automatic Distribution Option” on page 57.

Tax Benefits

We intend for the policy to satisfy the definition of life insurance under the Internal Revenue Code.  Assuming that the policy does satisfy that definition, the death benefit generally should be excludable from the gross income of its recipient.  Similarly, You should not be deemed to be in constructive receipt of the policy value (the policy fund), and therefore should not be taxed on increases in the policy fund until You take out a loan or withdrawal, surrender the policy, or We pay the maturity benefit.  In addition, transfers of policy funds (among the investment divisions and between the General Account and the various investment divisions) are not taxable transactions.

See “Tax Risks” on page 12 and “Tax Effects” on page 67.  You should consult with and rely on a qualified tax advisor for assistance in all policy related tax matters.

Policy Illustrations

There are sample illustrations at the end of this prospectus showing policy fund values, cash surrender values, and death benefits for a hypothetical Insured based on certain assumptions.  You should receive a personalized illustration that reflects Your particular circumstances.  These hypothetical illustrations should help You to:

•        understand the long-term effects of different levels of investment performance,

•        understand the impact of charges and deductions under the policy, and

•        compare the policy to other life insurance policies.

The hypothetical illustrations also show the value of the annual premium accumulated at interest and demonstrate that the cash surrender values may be very low (compared to the premiums accumulated at interest) if You surrender the policy in the early policy years.  Therefore, You should not purchase the policy as a short-term investment or if You do not need the insurance protection.  The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or policy fund values.  Your actual policy fund, cash surrender value, and death benefit amount will be different than the amounts shown in the hypothetical illustrations.

Additional Benefits

Your policy may have one or more supplemental benefits that are options or attached by rider to the policy.  Each benefit is subject to its own requirements as to eligibility and additional cost.  The additional benefits that may be available to You are:

• Accelerated Benefit Rider – Chronic Illness	• Flexible Disability Benefit Rider 2
• Accelerated Benefit Rider – Terminal Illness	• Guaranteed Insurability Rider
• Accidental Death Benefit Rider	• Protected Flexibility Rider
• Children’s Insurance Rider 2	• Waiver of Charges Rider
• Enhanced Dollar Cost Averaging (EDCA)	• Waiver of Surrender Charge Rider

Some of these benefits may have tax consequences and there are usually extra charges for them.  Please consult Your tax advisor before selecting or exercising an additional benefit.

Your Right To Examine This Policy

For a limited period of time, as specified in Your policy, You have a right to return Your policy for a refund.  See “YOUR RIGHT TO EXAMINE THIS POLICY” on page 75.

POLICY RISKS

Investment Risk

Your policy fund in the investment divisions will increase or decrease based on investment performance of the underlying portfolios. You bear this risk. We deduct fees and charges from Your policy fund, which can significantly reduce Your policy fund.  During times of poor investment performance, the deduction of fees and charges based on the net amount at risk will have an even greater negative impact on Your policy fund. If You allocated net premium to the General Account, then We will credit Your policy fund in the General Account with a declared rate of interest.  You assume the risk that the interest rate on the General Account may decrease, although it will never be lower then than a guaranteed minimum annual effective rate of 3%.  No one insures or guarantees the policy fund allocated to the investments divisions. Separate prospectuses describe the investment objectives, policies, and risks of the portfolios. You should purchase the policy only if You have the financial ability to keep it inforce for a substantial period of time.  You should not purchase the policy if You intend to surrender all or part of the policy value in the near future.

This policy is not suitable as a short-term investment.

Surrender Charge Risk

If You surrender Your policy for its net cash surrender value or let Your policy lapse during the surrender charge period prior to the 14th policy year after the date of issue or an increase in face amount, We will deduct a surrender charge. It is possible that You will receive no net cash surrender value, especially if You surrender Your policy in the first few policy years.  See “Surrender Charge” on page 21.  Taxes and a tax penalty may apply.  See “Tax Effects” on page 67.

Withdrawing Money

Withdrawals will reduce your policy fund.  Withdrawals, especially those taken during periods of poor investment performance, could considerably reduce or eliminate some benefits or guarantees of the policy.

We  will deduct a withdrawal charge if You make more than one withdrawal in any given policy year.  The maximum partial withdrawal You can make during the first policy year is 50% of the net cash surrender value; in any policy year thereafter it is 90% of the net cash surrender value. Taxes and a tax penalty may apply.  See “Tax Effects” on page 67.

For an additional charge, you may elect to purchase a waiver of surrender charge rider at the time You apply for the policy.  If the waiver of surrender charge rider is elected, You will not have any surrender charges deducted as a result of lapse or surrender in any policy year.  See “Waiver of Surrender Charge Rider” on page 38.

Risk of Lapse

Your policy can lapse if the net cash surrender value is not sufficient to pay the monthly deductions.

•         Planned Premium.  You choose a planned periodic premium. But payment of the planned premiums may not ensure that Your policy will remain inforce.  Additional premiums may be required to keep Your policy from lapsing.  You need not pay premiums according to the planned schedule.  Whether Your policy lapses or remains inforce can depend on the amount of Your policy fund  (less any policy debt and surrender charge). The policy fund, in turn, depends on the investment performance of the investment divisions You select. (The policy fund also depends, in part, on the premiums You pay and the charges We deduct.) However, You can ensure that Your policy stays inforce during the no lapse guarantee period by paying premiums equal to those required to meet the no lapse guarantee premium amount requirements described in “Premium Provisions During The No Lapse Guarantee Period.” on page 29.

Nevertheless, the policy can lapse (1) during the no lapse guarantee period if You do not meet the no lapse guarantee premium requirements and (2) after the no lapse guarantee period no matter how much You pay in premiums, if the net cash surrender value is insufficient to pay the monthly deductions (subject to the grace period). See “YOUR POLICY CAN LAPSE” on page 75.  Taxes and a tax penalty may apply.

•         Policy Loans.  Your loan may affect whether Your policy remains inforce. Your policy may lapse because the loaned amount cannot be used to cover the monthly deductions that are taken .  If Your loan lowers the value of Your policy fund to a point where the monthly deductions are greater than Your policy’s net cash surrender value, then the policy’s lapse provision may apply.   For more details see “Policy Loans” on page 57.  Taxes and a tax penalty may apply.

•         Surrender Charge Period.  If You allow Your policy to lapse during the surrender charge period, We will deduct a surrender charge.

Loan Risks

Taking a policy loan will have a permanent effect on Your policy fund and benefits under Your policy.  A policy loan will reduce the death benefit proceeds or any benefit paid on the maturity date (i.e., the policy anniversary after the Insured person's 120th birthday), and the net cash surrender value of Your policy.  Taking a policy loan also may make your policy more susceptible to lapse, and may have tax consequences.  See "Policy Loans" on page 57 and "Tax Effects" on page 67.

Tax Risks

In order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code.  Guidance as to how these requirements are to be applied is limited.  Nevertheless, We believe that a policy issued on a standard rate class basis should satisfy the applicable requirements.  There is less guidance, however, with respect to policies issued on a substandard basis and it is not clear whether such policies will in all cases satisfy the applicable requirements particularly if You pay the full amount of premiums under the policy.

Depending on the total amount of premiums You pay, the policy may be treated as a modified endowment contract under federal tax laws.  If a policy is treated as a modified endowment contract, then surrenders, withdrawals, and loans under the policy will be taxable as ordinary income to the extent there are earnings in the policy.  In addition, a 10% penalty tax may be imposed on surrenders, withdrawals, and loans taken before You reach age 59 ½.  If the policy is not a modified endowment contract, then distributions generally will be treated first as a return of basis or investment in the policy and then as taxable income.  Moreover, loans will generally not be treated as distributions.  Finally, neither distributions nor loans from a policy that is not a modified endowment contract are subject to the 10% penalty tax.

This policy may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the policy without allowing the policy to lapse.  The aim of this strategy is to continue borrowing from the policy until its contract value (i.e. the policy fund) is just enough to pay off the policy loans that have been taken out and then relying on the Protected Flexibility Rider to keep the policy in force until the death of the insured.  Anyone contemplating taking advantage of this strategy should be aware that it involves several risks.  First, if the death benefit under the Protected Flexibility Rider is lower than the policy’s original death benefit, then the policy might become a MEC which could result in a significant tax liability attributable to the balance of any policy debt.  Second, this strategy will fail to achieve its goal if the policy is a MEC or becomes a MEC after the periodic borrowing begins.  Third, this strategy has not been ruled on by the Internal Revenue Service (the “IRS”) or the courts and it may be subject to challenge by the IRS, since it is possible that loans under this policy may be treated as taxable distributions when the rider causes the policy to be converted to a fixed policy.  In that event, assuming policy loans have not already been subject to tax as distributions, a significant tax liability could arise.  Anyone considering using the policy as a source of tax-free income by taking out policy loans should, before purchasing the policy, consult with and rely on a competent tax advisor about the tax risks inherent in such a strategy.

See “Tax Effects” on page 67.  You should consult a qualified tax advisor for assistance in all policy-related tax matters.

Risk of Increases in Charges

Certain fees and charges assessed against the policy are currently at levels below the guaranteed maximum levels.  We may increase these fees and charges up to the guaranteed maximum level.  If fees and charges are increased, the risk that the policy will lapse increases and You may have to increase the premiums to keep the policy inforce.

Portfolio Risks

A comprehensive discussion of the risks of each portfolio may be found in each portfolio’s prospectus.  Please refer to the portfolios’ prospectuses for more information.

There is no assurance that any portfolio will achieve its stated investment objective.

Fee Table

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the policy.  The first table describes the fees and expenses that You will pay at the time You make premium payments, take cash withdrawals, surrender the policy, exercise certain riders or transfer policy funds between investment divisions.

Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted[i]
		Maximum Guaranteed Charge	Current Charge
Premium Charge	Upon receipt of a premium payment.	5.0% of each premium payment in all policy years.	5.0% in years 1-10.
Civil Service Allotment Service Charge	Upon receipt of a premium payment where Civil Service Allotment is chosen.	$0.46 from each bi-weekly premium payment.	$0.46 from each bi-weekly premium payment.
Surrender Chargeii (Deferred Sales Charge) Minimum and Maximum	At the time of surrender or lapse that occurs (a) during the first 14 policy years, or (b) during the first 14 policy years following any increase in face amount.	$12.00 up to $41.00 in the first policy year per $1,000 of face amount.iii	$12.00 up to $41.00 in the first policy year per $1,000 of face amount.iii
Charge for a male Insured issue age 35 in the nontobacco premium class in the first policy year		$22.00 per $1,000 of face amount.	$22.00 per $1,000 of face amount.
Partial Withdrawal Charge	Upon partial withdrawal.	$25 on any withdrawal after the first one in any policy year.	$25 on any withdrawal after the first one in any policy year.
Transfer Fees	Upon transfer of any money from the investment divisions or the General Account.	$25 on each transfer after the 12th transfer in any one policy year.	$0 on all transfers.

The next table describes the fees and expenses that You will pay periodically during the time that You own the policy, not including mutual fund portfolio fees and expenses.

Periodic Fees Related to Owning the Policy Other than Portfolio Operating Expenses
Charge	When Charge Is Deducted	Amount Deducted[i]
		Maximum Guaranteed Charge	Current Charge
Cost of Insurance Deduction[i][v] Minimum and Maximum	On the policy date and on every monthly anniversary.	$0.02 up to $35.30 per $1,000 of net amount at risk[v] per month.	$0.02 up to $28.54 per $1,000 of net amount at risk[v] per month.
Charges for a male Insured issue age 35 in the nontobacco premium class in the first policy year with an initial face amount of $225,000		$0.10 per $1,000 of net amount at risk per month.	$0.03 per $1,000 of net amount at risk per month.
Per Policy Expense Charge	On the policy date and on every monthly anniversary.	$12 per month in all policy years.	$12 per month in all policy years.
Per Unit Expense Charge Charges for a male Insured issue age 35 in the nontobacco premium class in the first policy year with an initial face amount of $225,000	On the policy date and on every monthly anniversary.	$0.01 up to $3.185 per month per $1,000 of specified face amount of insurance in all policy years. $0.095 per month per $1,000 of specified face amount of insurance	$0.01 up to $3.185 per month per $1,000 of specified face amount of insurance in years 1-10 only $0.095 per month per $1,000 of specified face amount of insurance
Percent of Policy Fund Charge	On the policy date and on every monthly anniversary.	0.05% per month of the total policy fund value in policy years 1-10 and 0.0042% per month thereafter (equivalent to annual rates of 0.60% and 0.05%, respectively).	0.05% per month of the total policy fund value in policy years 1 – 10 and 0.0042% per month thereafter.
Loan Interest Spreadvi	On policy anniversary or earlier, as applicable.vii	5.00% (annually) in policy years 1-5; 0.00% (annually) thereafter.vi	1.50% (annually) in policy years 1-5; 0.00% (annually) thereafter.vi
Additional Benefits Chargesviii
Accelerated Benefit Rider – Chronic Illness	At the time a benefit is paid out.	$200.00	$200.00
Accelerated Benefit Rider – Terminal Illness	At the time a benefit is paid out.	$200.00	$200.00
Accidental Death Benefit Rider Minimum and Maximum	On rider date and each monthly anniversary thereafter.	$0.03 up to $0.09 per month per $1,000 of Accidental Death Benefit selected.	$0.03 up to $0.09 per month per $1,000 of Accidental Death Benefit selected.
Charge for a male Insured attained age 35 in the nontobacco premium class in the first policy year following the rider date		$0.07 per month per $1,000 of Accidental Death Benefit.	$0.07 per month per $1,000 of Accidental Death Benefit.
Children's Insurance Rider 2	On rider date and each monthly anniversary thereafter.	$0.50 per month per $1,000 of Children's Insurance benefit.ix	$0.50 per month per $1,000 of Children's Insurance benefit.
Flexible Disability Benefit Rider 2 Minimum and Maximum	On rider date and each monthly anniversary thereafter until the policy anniversary on which the Insured reaches attained age 60.	$0.27 up to $0.80 per month per $10 of monthly benefit.	$0.27 up to $0.80 per month per $10 of monthly benefit.
Charge for a male Insured issue age 35 in the nontobacco premium class.		$0.40 per month per $10 of monthly benefit.	$0.40 per month per $10 of monthly benefit.
Guaranteed Insurability Rider Minimum and Maximum	On rider date and each monthly anniversary thereafter.	$0.05 up to $0.17 per month per $1,000 of Guaranteed Insurability benefit elected.	$0.05 up to $0.17 per month per $1,000 of Guaranteed Insurability benefit elected.
Charge for a male Insured issue age 35 in the nontobacco premium class		$0.17 per month per unit of Guaranteed Insurability Rider.	$0.17 per month per unit of Guaranteed Insurability Rider.
Protected Flexibility Rider	Not Applicable – no charge for this rider	Not Applicable – no charge for this rider	Not Applicable – no charge for this rider
Waiver of Charges Rider Minimum and Maximum	On rider date and each monthly anniversary thereafter.	$0.01 up to $0.12 per month per $1,000 of face amount.	$0.01 up to $0.12 per month per $1,000 of face amount.
Charge for a male Insured issue age 35 in the nontobacco premium class in the first policy year		$0.01 per month per $1,000 of face amount.	$0.01 per month per $1,000 of face amount.
Waiver of Surrender Charge Rider[x] Minimum and Maximum Charge for a male Insured issue age 35 in the nontobacco premium class in the first policy year.	On rider date and each monthly anniversary thereafter in policy years 1 through 14.	$0.08 up to $0.13 per month per $1,000 of specified face amount of insurance during policy years 1-14. $0.08 per month per $1,000 of face amount.	$0.08 up to $0.13 per month per $1,000 of specified face amount of insurance during policy years 1-14. $0.08 per month per $1,000 of face amount

iSome of these charges are rounded off in the accordance with regulations of the U.S. Securities and Exchange Commission.  Actual charges may be somewhat higher or lower.

ii The surrender charge varies based upon the sex, issue age, and rating class of the Insured person on the issue date.  The surrender charges shown in the table may not be representative of the charges that You will pay.  Your policy’s data page will indicate the surrender charge applicable to Your policy.  For more detailed information concerning Your surrender charges, please contact Our Executive Office.

iiiThese charges decrease gradually in policy years 2 through 14 to $0.00 for policy years 15 and thereafter.  An increase in face amount establishes a new surrender charge schedule for the amount of the increase in face amount based upon the attained age and rating class at the time the face amount increase becomes effective.

ivThe cost of insurance rate varies based upon a number of factors, including, but not limited to, the sex, attained age, and rating class of the Insured person at the time of the charge.  The cost of insurance deductions shown in the table may not be representative of the charges that You will pay.  Your policy’s data page will indicate the maximum guaranteed cost of insurance deduction applicable to Your policy.  For more detailed information concerning Your cost of insurance deductions, please contact Our Executive Office. We may place an Insured in a substandard underwriting class with ratings that reflect higher mortality risks and that result in a higher cost of insurance deduction.

vAs of any monthly anniversary, the net amount at risk is the death benefit less the policy fund  (after all deductions for that monthly anniversary, except the cost of insurance deduction).

vi The Loan Interest Spread is the difference between the amount of interest We charge You for a loan (guaranteed not to exceed a maximum of 8.00% annually) and the amount of interest We credit to the amount in Your loan account (which is 3.00% annually).

viiWhile a policy loan is outstanding, loan interest is charged in arrears on each policy anniversary or, if earlier, on the date of loan repayment, policy lapse, surrender, policy termination, or the Insured’s death.

viiiCharges for these riders may vary based on the policy duration, Insured’s issue or attained age, sex, risk class, and benefit amount.  Charges based on attained age may increase as the Insured ages.  The rider charges shown in the table may not be typical of the charges You will pay.  Your policy’s specification page will indicate the rider charges applicable to Your policy, and more detailed information concerning these rider charges is available upon request from Our Executive Office.

ixRegardless of the number of children or their age, through age 18.

XThis charge does not decrease even if there is a decrease in face amount but will increase if there is an increase in face amount.

The next item shows the lowest and highest total operating expenses deducted from portfolio assets (before waiver or reimbursement) during the fiscal year ended December 31, 2009.  Expenses of the portfolios may be higher or lower in the future.  More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses:

	Lowest		Highest
Total Annual Portfolio Operating Expenses[1] (total of all expenses that are deducted from portfolio assets, including management fees, distribution or service fees (12b-1 fees), and other expenses)	0.10%	-	2.03%

1The portfolio expenses used to prepare this table were provided to Midland National Life by the funds or their fund managers.  Midland National Life has not independently verified such information.  The expenses reflect those incurred as of December 31, 2009.  Current or future expenses may be greater or less than those shown.

These fees and expenses are paid out of the assets of the portfolio companies.  A comprehensive discussion of the risks, charges and expenses of each portfolio company may be found in the portfolio company’s prospectus.  You can obtain a current copy of the portfolio companies’ prospectuses by contacting to Us at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

Phone: (800) 272-1642

Fax: (605) 335-3621

For information concerning compensation paid for the sale of the policies, see “DISTRIBUTION OF THE POLICIES” on page 83.

Summary OF VARIABLE UNIVERSAL LIFE – CV 2

DEATH BENEFIT OPTIONS

Variable Universal Life – CV 2 provides life insurance on the Insured person. If the policy is inforce We will pay a death benefit when the Insured person dies. You can choose between two death benefit options:

•        Option 1: death benefit equals the face amount of the insurance policy. This is sometimes called a “level” death benefit.

•        Option 2: death benefit equals the face amount plus the policy fund. This is sometimes called a “variable” death benefit.

The death benefit may be even greater in some circumstances. See “Death Benefit” on page 24.

We deduct any policy debt and unpaid charges before paying any benefits. The beneficiary can take the death benefit in a lump sum or under a variety of payment plans.

The minimum face amount is generally $50,000. However, for:

•        Insured persons, age 0 to 14, non tobacco; and age 45 to 75, all classes at issue, the minimum face amount is $25,000;

•        Insured persons, age 20 to 44 at issue who are in the preferred plus non-tobacco, preferred non-tobacco or the preferred tobacco classes, the minimum face amount is $100,000.

You may change the death benefit option You have chosen. You may also increase or decrease the face amount of Your policy, within limits.

FLEXIBLE PREMIUM PAYMENTS

You may pay premiums whenever and in whatever amount You want, within certain limits. We require an initial premium at issue which is at least equal to one month’s no lapse guarantee premium. The no-lapse guarantee premium is based on the policy’s face amount and the Insured person’s age, sex and underwriting class. We are not required to accept any premium and We currently reject any premium of less than $50.00.  However under current Company practice, if paid by monthly bank draft, We will accept a premium as low as $30.00.

You choose a planned periodic premium. But payment of the planned premiums may not ensure that Your policy will remain inforce. Additional premiums may be required to keep Your policy from lapsing. You need not pay premiums according to the planned schedule. Whether Your policy lapses or remains inforce can depend on the amount of Your policy fund  (less any policy debt and surrender charge). The policy fund, in turn, depends on the investment performance of the investment divisions You select. (The policy fund also depends on the premiums You pay and the charges We deduct.) However, You can ensure that Your policy stays inforce during the no lapse guarantee period by paying premiums at least equal to those required to meet the accumulated no lapse guarantee premium requirements described in “Premium Provisions During The No Lapse Guarantee Period.” on page 29.

INVESTMENT CHOICES

You may allocate Your policy fund to up to fifteen of the fifty-eight investment divisions.

You bear the complete investment risk for all amounts allocated to any of these investment divisions. For more information, see “The Funds” on page 39. You may also allocate Your policy fund to Our General Account, where We guarantee the safety of principal and a minimum interest rate. See the “THE GENERAL ACCOUNT” on page 60.

YOUR POLICY FUND

Your policy fund begins with Your first premium payment. From Your premium We deduct a premium charge, any per premium expenses, and the first monthly deduction as described in the “Deductions From Your Premiums” section on page 61 and “Monthly Deduction From Your Policy Fund” on page 62. The balance of the premium is Your beginning policy fund.

Your policy fund reflects:

•        the amount and frequency of premium payments,

•        deductions for the cost of insurance, additional benefits and other charges,

•        the investment performance of Your chosen investment divisions,

•        interest earned on amounts allocated to the General Account,

•        the impact of loans, and

•        the impact of partial withdrawals.

There is no guaranteed policy fund for amounts allocated to the investment divisions.  See “The Policy Fund” on page 48.

Transfers

You may transfer Your policy fund among the investment divisions and between the General Account and the various investment divisions. We require a minimum amount for each transfer, usually $200. Currently, We allow an unlimited number of free transfers. We reserve the right to charge a $25 fee after the 12th transfer in a policy year. There are additional limitations on transfers to and from the General Account. See “Transfer Of Policy Fund” on page 51.  Completed transfer requests received at Our Executive Office in good order before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.  We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific policy owners.

Policy Loans

You may borrow up to 92% of Your net cash surrender value (the policy fund less the surrender charge minus any policy debt). Your policy will be the sole security for the loan. Your policy states a minimum loan amount, usually $200. Policy loan interest accrues daily at an annual adjusted rate. See “Policy Loans” on page 57. Policy loan interest is not tax deductible on policies owned by an individual. There may be federal tax consequences for taking a policy loan. See “Tax Effects” on page 67.

If You use a third party registered investment adviser, in connection with allocations among the investment divisions, You can request that We take loans from Your policy to pay the advisory fees provided We have received documentation in good order from You and Your adviser.  This does not constitute Us providing investment advice.  Before taking a policy loan, You should consult a tax advisor to consider the tax consequences of a loan on Your life insurance policy.  See “Tax Effects” on page 67.

Withdrawing Money

You may make a partial withdrawal from Your policy fund. The current minimum withdrawal amount is $200. The maximum partial withdrawal You can make in the first policy year is 50% of Your net cash surrender value; thereafter it is 90% of the net cash surrender value. The net cash surrender value is the policy fund minus any surrender charge minus any policy debt. Withdrawals are subject to other requirements. If You make more than one withdrawal in a policy year, then We deduct a service charge (no more than $25) for each subsequent withdrawal. See “Withdrawing Money From Your Policy Fund” on page 59. Withdrawals could considerably reduce or eliminate some benefits or guarantees of the policy.  Withdrawals and surrenders may have negative tax effects. See “Tax Effects” on page 67.  Completed partial withdrawal requests received at Our Executive Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed partial withdrawal request after the close of regular trading on the New York Stock Exchange, We will process the partial withdrawal request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

Surrendering Your Policy

You can surrender Your policy for cash and then We will pay You the net cash surrender value. A surrender charge will be deducted if You surrender Your policy or allow it to lapse during the surrender charge period.  The surrender charge period is the earlier of (a)14 policy years after the date of issue or an increase in face amount or (b) attained age 95.  It is possible that You will receive no net cash surrender value if you surrender Your policy, especially in the first few policy years. See “Surrendering Your Policy” on page 60. Taxes and a tax penalty may apply. See “Tax Effects” on page 67.  If You purchase the Waiver of Surrender Charge rider, You will not have any surrender charges deducted as a result of lapse or surrender in any policy year. See “Waiver of Surrender Charge Rider” on page 38.

Completed surrender requests received at Our Executive Office in good order before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed surrender request after the close of regular trading on the New York Stock Exchange, We will process the surrender request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

DEDUCTIONS AND CHARGES

Deductions From Your Premiums

For most policies We deduct a 5% premium charge from each premium payment. The premium charge is based on the initial face amount at the time of issue and does not increase or decrease if there is a subsequent change in the face amount of the policy.  Currently, We intend to eliminate this premium charge after 10 policy years. (This elimination is not guaranteed.) This charge partially reimburses Us for the selling and distribution costs of this policy and for premium taxes We pay. If You elect to pay premiums by Civil Service Allotment, We also deduct a 46¢ (forty-six cents) service charge from each bi-weekly premium payment. See “Deductions From Your Premiums” on page 61.

Deductions From Your Policy Fund

Certain amounts are deducted from Your policy fund monthly.  These are:

•        a per policy expense charge of $12.00.

•        a cost of insurance deduction. The amount of this charge is based on a number of factors, including, but not limited to, the Insured person’s attained age, sex, risk class, and the amount of insurance under Your policy; and

•        A per unit expense charge that varies depending on the insured’s issue age, sex, band and underwriting class; and

•        A percent of policy fund charge that varies by policy duration; and

•        charges for additional benefits.

In addition, We can deduct fees when You make:

•        a partial withdrawal of net cash surrender value more than once in a policy year; or

•        more than twelve transfers a year between investment divisions (We currently waive this charge.)

For more information on these deductions see “Monthly Deduction From Your Policy Fund” on page 62.

Surrender Charge

We deduct a surrender charge only if You surrender Your policy for its net cash surrender value or let Your policy lapse during the surrender charge period (this period is 14 policy years from the date of issue or an increase in face amount). If You keep this policy inforce for longer than the surrender charge period, then You will not incur a surrender charge.

The surrender charge varies by the issue age and  sex of the Insured at the time of issue. The per $1,000 of face amount surrender charge is highest in the first year of Your policy and decreases to $0.00 after the end of the surrender charge period (this period of time is the earlier of (a)14 policy years after the date of issue or an increase in face amount or (b) attained age 95). For example, a male with an issue age of 35 will have a first year surrender charge of $22.00 per $1,000 of face amount, but a male issue age 65 will have a first year surrender charge of $41.00 per $1,000 of face amount. The maximum first year surrender charge for all issue ages, sexes, and classes is $41.00 per $1,000 of face amount. The $41.00 per $1,000 of face amount surrender charge occurs for males issued in the range of ages 58 through 75.

The surrender charge at the time of surrender is determined by multiplying the surrender charge listed in Your policy form, for the appropriate policy year, times the appropriate face amount of insurance and dividing by 1,000. If You decrease Your face amount after Your policy is issued, the surrender charge will not change. If You increase Your face amount after Your policy is issued, We will send You an endorsement, which specifies a new surrender charge and a new 14 year surrender charge period for the amount of the increase. See “Surrender Charge” on page 66 for a full description of how the new surrender charges are determined for a face amount increase and for examples of the surrender charges for various issue ages, sexes and classes.

ADDITIONAL INFORMATION ABOUT THE POLICIES

Your Policy Can Lapse

Your policy remains inforce if the net cash surrender value can pay the monthly deductions. In addition, during the no lapse guarantee period Your policy will remain inforce as long as You meet the applicable no lapse guarantee premium requirements. However, the policy can lapse (1) during the no lapse guarantee period if You do not meet the no lapse guarantee premium requirements and (2) after the no lapse guarantee period no matter how much You pay in premiums, if the net cash surrender value is insufficient to pay the monthly deductions (subject to the grace period). See “YOUR POLICY CAN LAPSE” on page 75.

Correspondence and Inquiries

You can write to Us at Our Executive Office to pay premiums, send correspondence or take any other action such as transfers between investment divisions, or changes in face amount, regarding Your policy. Our Executive Office is located at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

(800) 272-1642

You also may send correspondence and transaction requests to Us by facsimile to Our Executive Office.   If You are submitting an administrative request, please fax it to (605) 335-3621.  Any administrative requests sent to another number or address may not be considered received in Our Executive Office and will not receive that day’s price.  Some examples of administrative requests would be:

•        Ownership changes

•        Beneficiary changes

•        Collateral Assignments

•        Address changes

•        Request for general policy information

•        Adding or canceling riders or additional benefits

If You are submitting a transaction request, please fax it to (605) 373-8557.  Any transaction requests sent to another number or address may not be considered received in Our Executive Office and will not receive that day’s price.  Some examples of transaction requests would be:

•        Partial Withdrawals

•        Loan/Surrender requests

•        Transfers among funds

•        Fund or General Account additions/deletions

•        Premium allocation changes

•        Monthly deduction changes

•        Dollar Cost Averaging set-up

•        Portfolio rebalancing set-up

The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request. We may record all telephone requests. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine. The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the policy owner by name, social security number, date of birth of the owner or the Insured, or other identifying information. We only allow certain transaction requests to be made with a telephone request.  Partial withdrawal, surrender and loan requests must be in good order, and may be made in writing or facsimile to Our Executive Office.  Facsimile and telephone correspondence and transaction requests may not always be available. Facsimile and telephone systems can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may prevent or delay Our receipt of Your request.  If You are experiencing problems, You should make Your correspondence and transaction request in writing.  There are risks associated with requests made by facsimile or telephone when the original request is not sent to Our Executive Office. You bear these risks.  Accordingly, We disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that We believe are genuine.

State Variations

Certain provisions of the policies may be different than the general description in the prospectus, and certain riders and options may not be available, because of legal restrictions in Your state. See Your policy for specific variations since any such variations will be included in Your policy or in riders or endorsements attached to Your policy. See Your agent or contact Our Executive Office for additional information that may be applicable to Your state.

Tax-Free “Section 1035” Exchanges

You can generally exchange one life insurance policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, You should compare both policies carefully. Remember that if You exchange another policy for the one described in this prospectus, You might have to pay a surrender charge and income taxes, including a possible penalty tax, on Your old policy, and there will be a new surrender charge period for this policy and other charges may be higher (or lower) and the benefits may be different. You should not exchange another policy for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this policy (that person will generally earn a commission if You buy this policy through an exchange or otherwise).  If You purchase the policy in exchange for an existing life insurance policy from another company, We may not receive Your premium payment from the other company for a substantial period of time after You sign the application and send it to Us, and We cannot credit Your premium to the policy until We receive it. You should consult with and rely on a tax advisor if you are considering a policy exchange.    See “Tax Effects” on page 67.

Detailed information about VUL – CV 2

INSURANCE FEATURES

This prospectus describes Our Variable Universal Life – CV 2 policy. There may be contractual variances because of requirements of the state where Your policy is delivered.

How the Policies Differ From Whole Life Insurance

Variable Universal Life – CV 2 provides insurance coverage with flexibility in death benefits and premium payments. It enables You to respond to changes in Your life and to take advantage of favorable financial conditions. The policy differs from traditional whole life insurance because You may choose the amount and frequency of premium payments, within limits.

In addition, Variable Universal Life – CV 2 has two types of death benefit options. You may switch back and forth between these options. The policy also allows You to change the face amount (within limits) without purchasing a new insurance policy. However, evidence of insurability may be required.

Variable Universal Life – CV 2 is “variable” life insurance because the policy fund and other benefits will vary up or down depending on the investment performance of the investment divisions or options that You select. You bear the risk of poor investment performance, but You get the benefit of good performance.

Application for Insurance

To apply for a policy You must submit a completed application. We decide whether to issue a policy based on the information in the application and Our standards for issuing insurance and classifying risks. If We decide not to issue a policy, then We will return the sum of premiums paid plus interest credited. The maximum issue age is 75.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling broker-dealer or life insurance agent to forward the application to Us promptly, or because of delays in determining that the policy is suitable for You. Any such delays will affect when Your policy can be issued and when Your net premium is allocated among Our General Account and/or investment divisions.

We offer other variable life insurance policies that have different death benefits, policy features, and optional benefits. However, these other policies also have different charges that would affect Your investment performance and policy fund. To obtain more information about these other policies, contact Our Executive Office.

Death Benefit

As long as Your policy remains inforce, We will pay the death benefit to the beneficiary when the Insured dies (outstanding policy debt will be deducted from the proceeds).

As the owner, You may choose between two death benefit options:

•        Option 1 provides a benefit that equals the face amount of the policy. This “level” death benefit is for owners who prefer insurance coverage that does not vary in amount and has lower insurance charges. Except as described below, the Option 1 death benefit is level or fixed at the face amount.

•        Option 2 provides a benefit that equals the face amount of the policy plus the policy fund on the day the Insured person dies. This “variable” death benefit is for owners who prefer to have investment performance reflected in the amount of their insurance coverage. Under Option 2, the value of the death benefit fluctuates with Your policy fund.

Under either option, the length of time Your policy remains inforce depends on the net cash surrender value of Your policy and whether You meet the no lapse guarantee period requirements. Your coverage lasts as long as Your net cash surrender value can cover the monthly deductions from Your policy fund. In addition, during the no lapse guarantee period, Your policy remains inforce if the sum of Your premium payments (minus any loans or withdrawals) is greater than the sum of the monthly no lapse guarantee premiums  for all of the policy months since the policy was issued.

The investment performances of the investment divisions and the interest earned in the General Account affect Your policy fund. Therefore, the returns from these investment options can affect the length of time Your policy remains inforce.

Under both death benefit options, federal tax law may require a greater benefit.  The guideline minimum death benefit is the minimum death benefit Your policy must have to qualify as life insurance under section 7702 of the Internal Revenue Code.  The policy has two  life insurance qualification tests – the cash value accumulation test and the guideline minimum premium test.  You must choose a test on Your application and, once chosen, You can never change Your test. Your choice depends on the premiums You want to pay.

These tests determine the guideline minimum death benefit.  If You do not want limits (subject to Company minimums and maximums and the policy becoming a Modified endowment contract) on the amount of premium You can pay into the policy, then the cash value accumulation test is usually the better choice.  Under the cash value accumulation test, the guideline minimum death benefit is the accumulation value of Your policy (i.e., Your policy fund) multiplied by a net single premium factor.  A table of net single premium factors and some examples of how they work are in the statement of additional information which is available free upon request (see back cover).

The guideline premium test will usually result in a lower minimum death benefit than the cash value accumulation test.  Your choice depends on the premiums You want to pay.  THE GUIDELINE PREMIUM TEST IS THE DEFAULT TEST FOR YOUR POLICY, AND HISTORICALLY HAS BEEN THE MORE POPULAR CHOICE.  Under the guideline premium test, the guideline minimum death benefit is the accumulation value of Your policy (i.e., Your policy fund) times a death benefit percentage.  The death benefit percentage varies by the attained age of the insured(s) at the start of the policy year and declines as the Insured gets older (this is referred to as the “corridor” percentage).  The minimum death benefit will be Your policy fund on the day the Insured dies multiplied by the corridor percentage for his or her age.  For this purpose, age is the attained age (last birthday) at the beginning of the policy year of the Insured’s death.  A table of corridor percentages and some examples of how they work are in the statement of additional information, which is available free upon request (see back cover).

The investment performances of the investment divisions and the interest earned in the General Account affect Your policy fund. Therefore, the returns from these investment choices can affect the length of time Your policy remains inforce.

The minimum initial face amount generally is $50,000. For issue ages 0 to 14 in the non-tobacco class, and for issue ages 45 – 75 the minimum face amount is $25,000.  For issue ages 20 to 44 in the preferred plus non-tobacco, the preferred tobacco, and the preferred non-tobacco rate classes, the minimum face amount is $100,000.

Notice and Proof of Death

We require satisfactory proof of the Insured person’s death before We pay the death benefit. That can be a certified copy of a death certificate, a written statement by the attending physician, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to Us.

Payment of Death Benefits and Lump Sum Payments

In most cases, when a death benefit is paid in a lump sum We will pay the death benefit by establishing an interest bearing draft account, called the "Midland Access Account," for the beneficiary, in the amount of the death benefit proceeds.  We will send the beneficiary a draft account book and the beneficiary will have access to the account simply by writing a draft for all or any part of the amount of the death benefit.  We do not guarantee to credit a minimum interest rate on amounts left in the Midland Access Account. Any interest paid on amounts in the Midland Access Account are currently taxable to the beneficiary.

The Midland Access Account is a draft account and is part of Our General Account.  It is not a bank account or a checking account and it is not insured by the FDIC or any government agency.  As part of Our General Account, it is subject to the claims of Our creditors.  We receive a benefit from all amounts left in the Midland Access Account.

Maturity Benefit

If the Insured person is still living on the maturity date, We will pay the owner the policy fund less any outstanding loans. The policy will then end. The maturity date is the policy anniversary after the Insured person’s 120th birthday. See “MATURITY DATE” on page 76.  In certain circumstances, the tax consequences of continuing Your policy beyond the Insured person's 100th birthday are unclear and You should consult a tax advisor about these consequences.  See “Tax Effects” on page 67.

Changes In Variable Universal Life – CV 2

Variable Universal Life – CV 2 gives You the flexibility to choose from a variety of strategies that enable You to increase or decrease Your insurance protection.

A reduction in face amount lessens the emphasis on a policy’s insurance coverage by reducing both the death benefit and the amount of pure insurance provided. The amount of pure insurance is the difference between the policy fund and the death benefit. This is the amount of risk We take. A reduced amount at risk results in lower cost of insurance deductions from Your policy fund.

A partial withdrawal reduces the policy fund and may reduce the death benefit, while providing You with a cash payment, but generally does not reduce the amount at risk. Choosing not to make premium payments may have the effect of reducing the policy fund. Under death benefit option 1, reducing the policy fund increases the amount at risk (thereby increasing the cost of insurance deductions) while leaving the death benefit unchanged; under death benefit option 2, reducing the policy fund decreases the death benefit while leaving the amount at risk unchanged.

Increases in the face amount have the exact opposite effect of decreases.

Changing The Face Amount of Insurance

You may change the face amount of Your policy by submitting a fully completed policy change application to Our Executive Office. You can only change the face amount twice each policy year. All changes are subject to Our approval and to the following conditions.

For increases:

•        Increases in the face amount must be at least $25,000.

•        To increase the face amount, You must provide, in good order, a fully completed policy change application and satisfactory evidence of insurability. If the Insured person has become a more expensive risk, then We charge higher cost of insurance fees for the additional amounts of insurance (We reserve the right to change this procedure in the future).

•        Monthly cost of insurance deductions from Your policy fund will increase. These begin on the date the face amount increase takes effect.

•        The right to examine this policy does not apply to face amount increases. (It only applies when You first purchase the policy.)

•        There will be an increase in the no lapse guarantee premium requirement.

•        A new surrender charge period and a new or increased surrender charge will apply to the amount of the face amount increase.

For decreases:

•        The surrender charge remains unchanged at the time of decrease.

•        You cannot reduce the face amount below the minimum issue amounts at the time of reduction as noted on the schedule of policy benefits page of Your policy.

•        Monthly cost of insurance deductions from Your policy fund will decrease.

•        The federal tax law may limit a decrease in the face amount. If that limit applies, then Your new death benefit will be Your policy fund multiplied by the corridor percentage the federal tax law specifies for the Insured’s age at the time of the change.

•        If You request a face amount decrease after You have already increased the face amount at substandard (i.e., higher) cost of insurance deductions, and the original face amount was at standard cost of insurance deductions, then We will first decrease the face amount that is at substandard higher cost of insurance deductions.  We reserve the right to change this procedure.

•        There will be no decrease in the no lapse guarantee premium requirement.

Changing the face amount may have tax consequences. You should consult a tax advisor before making any change. See “Tax Effects” on page 67.

Changing Your Death Benefit Option

You may change Your death benefit option from option 1 to option 2 by submitting a  fully completed policy change application, in good order, to Our Executive Office. We require satisfactory evidence of insurability to make this change.  If You change from option 1 to option 2, the face amount decreases by the amount of Your policy fund on the date of the change. This keeps the death benefit and net amount at risk the same as before the change. We may not allow a change in death benefit option if it would reduce the face amount below the minimum issue amount, as noted on the schedule of policy benefits page of Your policy.

You may change Your death benefit option from option 2 to option 1 by sending a written request to Our Executive Office.  If You change from option 2 to option 1, then the face amount increases by the amount of Your policy fund on the date of the change. These increases and decreases in face amount are made so that the amount of the death benefit remains the same on the date of the change. When the death benefit remains the same, there is no change in the net amount at risk. This is the amount on which the cost of insurance deductions are based.

Changing the death benefit option may have tax consequences. You should consult a tax advisor before making any change.  See “Tax Effects” on page 67.

When Policy Changes Go Into Effect

Any changes in the face amount or the death benefit option will go into effect on the monthly anniversary after the date We approve Your request. After Your request is approved, You will receive a written notice showing each change. You should attach this notice to Your policy. We may also ask You to return Your policy to Us at Our Executive Office so that We can make a change. We will notify You in writing if We do not approve a change You request. For example, We might not approve a change that would disqualify Your policy as life insurance for income tax purposes.

Policy changes may have negative tax consequences. See “Tax Effects” on page 67. You should consult a tax advisor before making any change.

Flexible Premium Payments

You may choose the amount and frequency of premium payments, within the limits described below.

Even though Your premiums are flexible, Your Schedule of Policy Benefits page will show a “planned” periodic premium. You determine the planned premium when You apply and can change it at any time. You will specify the frequency to be on a quarterly, semi-annual or annual basis. Planned periodic premiums may be monthly if paid by pre-authorized check. Premiums may be bi-weekly if paid by Civil Service Allotment. The planned premiums may not be enough to keep Your policy inforce.  If You decide to make bi-weekly premium payments, We will assess the Civil Service Allotment Service Charge of $0.46 per bi-weekly premium.

The insurance goes into effect when We receive Your initial minimum premium payment (and approve Your application). We determine the initial minimum premium based on:

1)                        the age, sex, and premium class of the Insured,

2)                        the initial face amount of the policy, and

3)                        any additional benefits selected.

All premium payments should be payable to Midland National. After Your first premium payment, all additional premiums should be sent directly to Our Executive Office.

We will send You premium reminders based on Your planned premium schedule. You may make the planned payment, skip the planned payment, or change the frequency or the amount of the payment. Generally, You may pay premiums at any time. Amounts must be at least $50, unless made by a pre-authorized check. Under current Company practice, amounts made by a pre-authorized check can be as low as $30.

Payment of the planned premiums does not guarantee that Your policy will stay inforce. Additional premium payments may be necessary.  The planned premiums increase when the face amount of insurance increases

If You send Us a premium payment that would cause Your policy to cease to qualify as life insurance under federal tax law, then We will notify You and return that portion of the premium that would cause the disqualification.

Premium Provisions During The No Lapse Guarantee Period.

During the no lapse guarantee period, You can keep Your policy inforce by meeting a no lapse guarantee premium requirement.  This period lasts until the later of attained age 70 or 5 years from the policy issue date. A monthly no lapse guarantee premium is shown on Your Schedule of Policy Benefits. (This is not the same as the planned premiums.) The no lapse guarantee premium requirement will be satisfied if the sum of premiums You have paid, less Your loans and withdrawals, is equal to or greater than the sum of the monthly no lapse guarantee premiums required on each monthly anniversary. The no lapse guarantee premium increases when the face amount increases.

During the no lapse guarantee period, Your policy will enter a grace period and lapse if:

•        the net cash surrender value cannot cover the monthly deductions from Your policy fund; and

•        the total premiums You have paid, less Your loans and withdrawals, are less than the total monthly no lapse guarantee premiums required to that date.

Remember that the net cash surrender value is Your policy fund minus any surrender charge and minus any outstanding policy debt.

This policy lapse can occur even if You pay all the planned premiums.

Premium Provisions After The No Lapse Guarantee Period.

After the no lapse guarantee period, Your policy will enter a grace period and lapse if the net cash surrender value cannot cover the monthly deductions from Your policy fund. Paying Your planned premiums may not be sufficient to maintain Your policy because of investment performance, charges and deductions, policy changes or other factors. Therefore, additional premiums may be necessary to keep Your policy inforce.

Allocation of Premiums

Each net premium will be allocated to the investment divisions or to Our General Account on the later of the day We receive Your premium payment, in good order, at Our Executive Office (if We receive it before the close of regular trading on the New York Stock Exchange (usually, 3:00 p.m. Central Time)) or on the record date. When premium is received before the record date, the net premium will be held and earn interest in the General Account until the day after the record date.  When this period ends Your instructions will dictate how We allocate the net premium.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling broker-dealer or life insurance agent to forward the application to Us promptly, or because of delays in determining that the policy is suitable for You.  Any such delays will affect when Your policy can be issued and when Your net premium is allocated among Our General Account and/or investment divisions.  Once we receive the application and initial premium from the selling broker-dealer, your instructions will dictate how We allocate the net premium.

The net premium is the premium minus a premium charge and any applicable service charge.  (Please note:  The first monthly deduction is also taken from the initial premium.) Each net premium is put into Your policy fund according to Your instructions. Your policy application may provide directions to allocate net premiums to Our General Account or the investment divisions. You may not allocate Your policy fund to more than 15 investment divisions at any one point in time. Your allocation instructions will apply to all of Your premiums unless You write to Our Executive Office with new instructions. You may also change Your allocation instructions by calling Us at (800) 272-1642 or faxing Us at (605) 373-8557.  Changing Your allocation instructions will not change the way Your existing policy fund is apportioned among the investment divisions or the General Account. Allocation percentages may be any whole number from 0 to 100. The sum of the allocation percentages must equal 100. Of course, You may choose not to allocate a premium to any particular investment division. See “THE GENERAL ACCOUNT” on page 60.

Additional Benefits

You may include additional benefits in Your policy. With some restrictions noted in the descriptions below, certain benefits result in an additional monthly deduction from Your policy fund. We do not limit the number of additional benefits You include with Your policy. Except for the Waiver of Surrender Charge Rider, You may cancel these benefits at any time.  However, canceling these benefits may have adverse tax consequences and You should consult a tax advisor before doing so.

The following briefly summarizes the additional benefits that are currently available:

1.            Accelerated Benefit Rider – Chronic Illness: This rider is automatically included on all newly issued policies.  This benefit provides You with the ability to accelerate a portion of Your policy’s death benefit as an accelerated death benefit.  The actual payment made is called the accelerated benefit payment.  We do not charge a fee for this rider prior to the time of the accelerated benefit payment.

You can elect to accelerate a portion of Your policy’s death benefit under this rider if the Insured person is “Chronically Ill” as defined in the rider.  Generally, “Chronically Ill” means that a Physician, as defined in the rider, has certified within the last 12 months that the insured (a) is permanently unable to perform, for at least 90 consecutive days, at least two out of six “Activities of Daily Living,” which are Bathing, Continence, Dressing, Eating, Toileting, and Transferring or (b) has severe cognitive impairment (each as defined in the rider).  Please refer to the actual rider for our right to require a second opinion from another Physician.

The tax consequences associated with receiving an accelerated benefit payment under the Accelerated Benefit Rider – Chronic Illness are unclear.  It is possible that such distributions may be treated as taxable withdrawals.  Moreover, the tax consequences associated with reducing the death benefit after We pay an accelerated death benefit are also unclear.  You should consult a qualified tax advisor about the consequences of adding this rider to a policy or requesting an advanced sum payment under this rider.

There is no charge for the Accelerated Benefit Rider – Chronic Illness prior to the time of an accelerated benefit payment. The accelerated benefit payment will be equal to the following:

1)      The accelerated death benefit, less

2)      An amount for future interest and also expected mortality, less

3)      Any debt repayment amount, less

4)      An administrative fee (this fee may not exceed $200)

On the date that We make an accelerated benefit payment, We will reduce the death benefit of Your policy by the amount of the accelerated death benefit.  This will occur on each payment date if You elect to receive periodic payments under the accelerated death benefits for Chronic Illness.

The specified amount, any policy fund and any policy debt will be reduced by the ratio of 1. divided by 2., where 1. and 2. are as described below

1.      Accelerated death benefit on the election date.

2.      death benefit immediately prior to the election date.

You can choose the amount of the death benefit to accelerate at the time of the claim. The maximum accelerated death benefit is 24% of the eligible death benefit (which is the death benefit of the policy plus the sum of any additional death benefits on the life of the Insured person provided by any eligible riders) at each election to receive an accelerated death benefit, or $240,000, whichever is less. This amount may be smaller for a final election.  An election is valid for 12 months and only one election can be made in that 12 month period.

Your ability to accelerate a portion of the death benefit is subject to the terms and conditions of the rider itself.

2.            Accelerated Benefit Rider – Terminal Illness: This rider is automatically included on all newly issued policies.  This benefit provides You with the ability to accelerate a portion of Your policy’s death benefit as an accelerated death benefit.  The actual payment made is called the accelerated benefit payment.  We do not charge a fee for this rider prior to the time of the accelerated benefit payment.

You can choose to accelerate a portion of Your policy’s death benefit under this rider if the Insured person has a terminal illness (terminal illness is defined as a condition in which a Physician, as defined in the rider, has certified that the insured’s life expectancy is 24 months or less - but this may be defined by a longer period of time if required by state law).  Please refer to the actual rider form for our rights to require a second opinion from another Physician.

Pursuant to the Health Insurance Portability and Accountability Act of 1996, We believe that for federal income tax purposes an advanced sum payment made under the Accelerated Benefit Rider – Terminal Illness, should be fully excludable from the gross income of the recipient, as long as the recipient is the Insured person under the policy (except in certain business contexts) and the insured person’s life expectancy is 24 months or less, as certified by a licensed physician.  You should consult a tax advisor if such an exception should apply.  The tax consequences associated with reducing the death benefit after We pay an accelerated benefit are unclear, however.  You should consult a qualified tax advisor about the consequences of adding this rider to a policy or requesting an advanced sum payment under this rider.

There is no charge for the Accelerated Benefit Rider – Terminal Illness prior to the time of an accelerated benefit payment. The accelerated benefit payment will be equal to the following:

1)      The accelerated death benefit, less

2)      An amount for future interest, less

3)      Any debt repayment amount, less

4)      An administrative fee (this fee may not exceed $200)

On the day We make the accelerated benefit payment, We will reduce the death benefit of Your Policy by the amount of the accelerated death benefit.

The specified amount, any policy fund and any policy debt will be reduced by the ratio of 1. divided by 2., where 1. and 2. are as described below

1.accelerated death benefit on the election date.

2.death benefit immediately prior to the election date:

You can choose the amount of the death benefit to accelerate at the time of the claim. The maximum accelerated death benefit is 50% of the eligible death benefit (which is the death benefit of the policy) at the time You elect to receive an accelerated death benefit, or $500,000, whichever is less.

Your ability to accelerate a portion of the death benefit is subject to the terms and conditions of the rider itself.

3.            Accidental Death Benefit Rider: This rider can be selected at the time of application or added to an inforce policy.  Under this rider, We will pay an additional benefit if the Insured person dies from a physical injury that results from an accident, provided the Insured person dies before the policy anniversary that is within a half year of his or her 70th birthday. We charge a fee for this rider on the rider date and on each monthly anniversary thereafter.

4.            Children’s Insurance Rider 2: This rider can be selected at the time of application or added to an inforce policy.  This rider provides term life insurance on the lives of the Insured person’s children. Coverage under this rider includes natural children, stepchildren and legally adopted children, between the ages of 15 days and 18 years. They are covered until the Insured person reaches age 65 or the child reaches age 23, whichever is earlier. We charge a fee for this rider on the rider date and on each monthly anniversary thereafter.

5.            Enhanced Dollar Cost Averaging (EDCA):  Currently, the EDCA benefit provides that if the DCA source account is the General Account, We will pay an effective annual interest rate of 9% until the end of the first policy year on monies allocated into the EDCA program during the first four policy months.  Neither the EDCA program nor the 9% annual effective rate is guaranteed and both are subject to change or termination without notice.  We do not charge you a fee for this feature.

6.            Flexible Disability Benefit Rider 2: This rider must be selected at the time of application and is only available if you have selected the Waiver of Charges Rider.  Under this rider, We pay a set amount into Your policy fund each month (the amount is on Your Schedule of Policy Benefits).  The benefit is payable when the Insured person becomes totally disabled on or after his/her 15th birthday and the disability continues for at least 6 months.  The disability must start before the policy anniversary following the Insured person’s 60th birthday.  The benefit will continue for as long as the disability lasts or until the Insured person reaches age 65, whichever is earlier.

The maximum monthly benefit that can be purchased is the smaller of $500 or the Guideline Level Annual Premium under death benefit option 1 divided by 12. For example, if your Guideline Level Annual Premium under Option 1 is $3,000, the maximum monthly benefit you can elect is $250.00 (since $3,000/12 = $250 and $250 is smaller than $500). If the amount of the benefit paid into the policy fund is more than the premium amount permitted under the income tax code, the monthly benefit will be paid to the Insured.

We charge a fee for this rider on the rider date and on each monthly anniversary thereafter until the policy anniversary on which the Insured reaches attained age 60.

7.            Guaranteed Insurability Rider: This rider must be selected at the time of application.  This benefit provides for additional amounts of insurance without further evidence of insurability. We charge a fee for this rider on the rider date and on each monthly  anniversary thereafter.

8.            Protected Flexibility Rider:  This rider is automatically included on all newly issued policies and We do not charge You a fee for the benefit. This rider has two separate features.  One is a protected death benefit, and the other is an overloan protection benefit.

Protected Death Benefit. This feature guarantees that Your policy will remain in effect and the death benefit, less any policy debt, at the insured’s death, will be equal to the protected death benefit amount, provided the following conditions are met:

1.   You have elected the protected death benefit;

2.   You do not take loans or withdrawals that exceed the protected death benefit distributable fund; and

3.   You have not elected the overloan protection benefit (see below).

As long as the above conditions are met, this guarantee applies even if the net cash surrender value is insufficient to pay the monthly deductions under your policy. This rider does not guarantee that other riders and supplemental benefits that are attached to the policy will remain in effect. If Your policy has a premium guarantee rider attached to it, such rider will be terminated upon the election of the protected death benefit. If the protected death benefit distributable fund becomes less than zero, then We will make the following changes to Your policy and send You written notice to Your last known address to inform You of these changes.

1.   We will terminate any riders or supplemental benefits that deduct rider charges or other fees from the policy fund.

2.   We will reduce the face amount to equal the protected death benefit amount.

Protected Death Benefit Fund. The protected death benefit fund is used to determine if the protected death benefit is in effect, and it dictates the amount of Your policy fund that is required to be allocated to the General Account. This fund will remain positive as long as You do not take loans or withdrawals in excess of the protected death benefit distributable fund. The protected death benefit fund is not a monetary amount that increases Your policy fund, cash surrender value or any other amount described in Your policy.  Rather, it is a reference value used only to determine whether Your Policy stays in force.

The initial protected death benefit fund is based upon the protected death benefit amount that You choose, and the age, sex and premium class of the insured.  The protected death benefit fund at any time thereafter is equal to the accumulation at the protected death benefit interest rate, of:

1.      the protected death benefit fund on the preceding monthly anniversary; minus

2.      any protected death benefit cost of insurance deduction at the beginning of the current policy month; minus

3.      the protected death benefit expense charge at the beginning of the month; minus

4.      any withdrawals of policy fund in excess of the protected death benefit distributable fund.

Protected Death Benefit Amount. The maximum protected death benefit amount is determined by the net cash surrender value at the time of election. The maximum protected death benefit amount will be less than or equal to your face amount of insurance at the time you exercise your right to the protected death benefit.  The minimum protected death benefit amount is $25,000. The protected death benefit withdrawal amount is equal to the protected death benefit distributable fund, less the policy debt.

The protected death benefit withdrawal amount is equal to the protected death benefit distributable fund less any policy debt.  Any withdrawal of policy fund up to the protected death benefit withdrawal amount will not reduce the amount of the protected death benefit fund.  If, however, a withdrawal of policy fund exceeds the protected death benefit withdrawal amount, then We will reduce the amount of the protected death benefit fund by the amount by which such withdrawal exceeds the protected death benefit withdrawal amount.  Any reduction of the protected death benefit fund in connection with such an "excess" withdrawal will be accompanied by a reduction in the protected death benefit amount that is equal to (1) multiplied by the ratio of (2) to (3), where:

1.      The protected death benefit amount in effect at the end of the previous day; times

2.      the amount withdrawn from the protected death benefit fund; divided by

3.      the protected death benefit fund on the date of the withdrawal before deducting the amount of the withdrawal.

Impact of Policy Loans. If You take a policy loan that causes Your policy debt to exceed the protected death benefit distributable fund, the rider will terminate.  Once the rider terminates, it cannot be reinstated.

You may make a loan repayment at anytime while the protected death benefit is available. Loan repayments during this period will be allocated to the General Account. Interest charged on policy debt will continue to accrue while the protected death benefit is available.

Note: In some circumstances, electing the protected death benefit may cause Your policy to become a modified endowment contract as defined by Section 7702A of the Internal Revenue Code. You should consult with and rely upon your tax advisor prior to making policy changes, taking loans or withdrawals.

Overloan Protection Benefit. We guarantee that during the period that the overloan protection benefit is available, your policy will remain in effect until the insured’s death, provided that (i) the policy is not terminated due to surrender, and (ii) You do not take loans or withdrawals after the overloan protection effective date (described below).

The overloan protection benefit is available provided the following conditions are met:

1.      the policy has been in effect for at least 15 policy years;

2.      the insured’s attained age is at least age 65; and

3.      You have made withdrawals of all your premium;

4.      policy debt does not exceed the overloan election amount.

Overloan Election Amount. The overloan election amount is defined as 89% of the policy fund for attained ages 65 to 74, and 93% of the policy fund for attained ages 75 and older.

Overloan Protection Effective Date. The entire amount of Your policy fund must be allocated to the General Account on and after the overloan protection effective date. If you have any portion of the policy fund in other accounts on the overloan protection effective date, we will transfer it to the General Account on that date.

On and after the overloan protection effective date, the following changes may occur:

1.      if the death benefit is option 2, then it will be changed to death benefit option 1, and the death benefit will be subject to the minimum death benefit provisions below;

2.      if the policy debt does not exceed the face amount as of the of overloan protection effective date, then the face amount will be decreased to equal the policy fund as of the overloan protection effective date; and

3.      all other riders will terminate.

Overloan Protection Period. The overloan protection period ends on the earlier of:

1.   the insured’s death; or

2.   surrender of the policy; or

3.   the date any loans or withdrawals are taken.

During the overloan protection period:

1.      We guarantee Your policy will remain in effect until the insured’s death, provided the policy is not terminated due to surrender, and no loans or withdrawals are taken after the overloan protection effective date;

2.      the excess policy debt provision in the policy will be suspended; or

3.      all monthly deductions will be taken from the General Account.

4.      We will not allow any:

a.       Premium payments; or

b.      Transfers to the separate accounts; or

c.       Face amount changes; or

d.      Death benefit option changes.

5.      The protected death benefit for this rider will terminate and no longer be available.

Loan repayments can be made at anytime during the overloan protection period.  All loan repayments during this time will be allocated to the General Account.  Interest charged on policy debt will continue to accrue during the overloan protection period.

Note:

•        Your policy may become a modified endowment contract (MEC) as defined by Section 7702A of the Internal Revenue Code as of the overloan protection effective date.  You should consult Your tax advisor before allowing Your policy to enter the overloan protection period.

•        This policy may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the policy without allowing the policy to lapse.  The aim of this strategy is to continue borrowing from the policy until its policy fund is just enough to pay off the policy loans that have been taken out and then relying on the Overloan Protection Benefit to keep the policy in force until the death of the insured.  Anyone contemplating taking advantage of this strategy should be aware that it involves several risks.  First, if the Overloan Protection Benefit provided is lower than the policy’s original death benefit, then the policy might fail to qualify as a life insurance contract under the Internal Revenue Code or might become a MEC, either of which could result in a significant tax liability attributable to the balance of any outstanding loan.  Second, this strategy will fail to achieve its goal if the policy is a MEC or becomes a MEC after the periodic borrowing begins.  Third, this strategy has not been ruled on by the Internal Revenue Service (the “IRS”) or the courts and it may be subject to challenge by the IRS, since it is possible that loans under this policy may be treated as taxable distributions when the rider causes the policy to be converted to a fixed policy.  In that event, assuming policy loans have not already been subject to tax as distributions, a significant tax liability could arise.  Before purchasing the policy, anyone considering using the policy as a source of tax-free income by taking out policy loans should consult with and rely on a competent tax advisor about the tax risks inherent in such a strategy.

9.            Waiver of Charges Rider: This rider can be selected at the time of application or added to an inforce policy with proof of insurability.  With this benefit, We waive monthly deductions from the policy fund during the total disability of the Insured, if the Insured person becomes totally disabled on or after his/her 15th birthday and the disability continues for at least 6 months. If a disability starts before the policy anniversary following the Insured person’s 60th birthday, then We will waive monthly deductions from the policy fund for as long as the disability continues.

We charge a fee for this rider on the rider date and on each monthly anniversary thereafter.

10.        Waiver of Surrender Charge Rider:  This rider must be selected at the time of application and, once elected, may not be cancelled.  This benefit eliminates Your surrender charge in all years of the surrender charge period.   If applicable to Your policy, the charge for this rider will be shown on the Schedule of Policy Benefits page of Your policy.  The charge for this rider is deducted on the rider date and on each monthly anniversary thereafter only in policy years 1 through 14.   For more information on the charge for this rider, see “Charge for Waiver of Surrender Charge Rider.” on page 63.

The elimination of the surrender charges does not apply if the policy is being exchanged or replaced during the surrender charge period, the first 14 policy years, with another life insurance policy or annuity contract on the insured person including (but not limited to) a 1035 exchange.

SEPARATE ACCOUNT INVESTMENT CHOICES

Our Separate Account And Its Investment Divisions

The “Separate Account” is Our Separate Account A, established under the insurance laws of the State of Iowa. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 but this registration does not involve any SEC supervision of its management or investment policies. The Separate Account meets the definition of a “Separate Account” under the federal securities laws. Income, gains and losses credited to, or charged against, the Separate Account reflects the investment experience of the Separate Account and not the investment experience of Midland National’s other assets.  Midland National is obligated to pay all amounts guaranteed under the policy.

The Separate Account has a number of investment divisions, each of which invests in the shares of a corresponding portfolio of the funds. You may allocate part or all of Your net premiums in up to fifteen of the fifty-eight investment divisions currently available in Our Separate Account at any one time.

The Funds

Each of the portfolios available under the policy is a “series” of its investment company.  Currently there are fifty-eight investment divisions available.

The funds’ shares are bought and sold by Our Separate Account at net asset value. More detailed information about the funds and their investment objectives, policies, risks, expenses and other aspects of their operations appear in their prospectuses, which accompany this prospectus.

The funds, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates.  These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets and/or from “Rule 12b-1” fees deducted from fund assets.  Policy owners, through their indirect investment in the funds, bear the costs of these advisory and 12b-1 fees.  The amount of these payments may be substantial, may vary between funds and portfolios, and generally are based on a percentage of the assets in the funds that are attributable to the Policies and other variable insurance products issued by Midland National.  These percentages currently range up to 0.25% annually.  Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, marketing, and administering (i) the Policies, and (ii) in its role as an intermediary, the funds.  Midland National and its affiliates may profit from these payments.

Investment Policies Of The Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies. A portfolio’s objectives and policies affect its returns and risks. Each investment division’s performance depends on the experience of the corresponding portfolio. The objectives of the portfolios are as follows:

Portfolio	Investment Objective
A I M Variable Insurance Funds
Invesco V.I. Financial Services Fund -– Series I Shares (Formerly AIM V.I. Financial Services Fund -– Series I Shares)

The Funds investment objective is long-term growth of capital.  The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of issuers engaged primarily in the financial services-related industries.

Invesco V.I. Global Health Care Fund – Series I Shares (Formerly AIM V.I. Global Health Care Fund – Series I Shares)

The Funds investment objective is long-term growth of capital.  The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities of health care industry issuers.

Invesco V.I. International Growth Fund – Series I Shares (Formerly AIM V.I. International Growth Fund – Series I Shares)

The Fund's investment objective is long-term growth of capital.  The Fund invests primarily in a diversified portfolio of international equity securities whose issuers are considered by the Fund’s portfolio managers to have strong earnings growth.

Alger Portfolios
Alger Capital Appreciation Portfolio	Seeks long-term capital appreciation.
Alger Large Cap Growth Portfolio	Seeks long-term capital appreciation.
Alger Mid Cap Growth Portfolio	Seeks long-term capital appreciation.
American Century Variable Portfolios, Inc.
American Century VP Capital Appreciation Fund	Seeks capital growth.
American Century VP International Fund	Seeks capital growth.
American Century VP Value Fund	Seeks long-term capital growth. Income is a secondary objective.
Fidelity® Variable Insurance Products
VIP Asset ManagerSM Portfolio	Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.
VIP Asset Manager: Growth® Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.
VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk.
VIP Contrafund® Portfolio	Seeks long-term capital appreciation.
VIP Equity-Income Portfolio

Seeks reasonable income. The fund will also consider the potential for capital appreciation.  The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500sm Index (S&P 500®).

VIP Freedom 2010 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
VIP Freedom 2015 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
VIP Freedom 2020 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
VIP Freedom 2025 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
VIP Freedom 2030 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
VIP Freedom Income Portfolio	Seeks high total return with a secondary objective of principal preservation.
VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation.
VIP Growth Opportunities Portfolio	Seeks to provide capital growth.
VIP Growth Portfolio	Seeks capital appreciation.
VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital.
VIP Index 500 Portfolio	Seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor’s 500 SM Index (S&P 500®).
VIP Investment Grade Bond Portfolio	Seeks as high a level of current income as is consistent with the preservation of capital.
VIP Mid Cap Portfolio	Seeks long-term growth of capital.
VIP Money Market Portfolio*	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
VIP Overseas Portfolio	Seeks long-term growth of capital.
Goldman Sachs Variable Insurance Trust
Goldman Sachs VIT Large Cap Value Fund (Formerly Goldman Sachs VIT Growth and Income Fund)	Seeks long-term capital appreciation.
Goldman Sachs Structured Small Cap Equity Fund	Seeks long-term growth of capital.
Lord Abbett Series Fund, Inc.
Lord Abbett Capital Structure Portfolio (Formerly Lord Abbett America’s Value Portfolio)	Seeks current income and capital appreciation.
Lord Abbett Growth and Income Portfolio	Seeks long-term growth of capital and income without excessive fluctuations in market value.
Lord Abbett International Opportunities Portfolio (Formerly Lord Abbett International Portfolio)	Seeks long-term capital appreciation.
Lord Abbett Mid-Cap Value Portfolio	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
MFS® Variable Insurance Trusts
MFS® VIT Growth Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS® VIT New Discovery Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS® VIT Research Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS® VIT Total Return Series	Seeks total return. The fund’s objective may be changed without shareholder approval.
MFS® VIT Utilities Series	Seeks total return. The fund’s objective may be changed without shareholder approval.

Neuberger Berman

Neuberger Berman AMT Regency Portfolio	Seeks growth of capital.
PIMCO Variable Insurance Trust
PIMCO VIT High Yield Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.

PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.

ProFunds VP
ProFund VP Japan	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.
ProFund VP Oil & Gas	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.
ProFund VP Small-Cap Value	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.
ProFund VP Ultra Mid-Cap	Seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400 Index.
Van Eck VIP Trust
Van Eck VIP Global Hard Assets Fund (Formerly Van Eck Worldwide Hard Assets Fund)

Seeks long-term capital appreciation by investing primarily in “hard asset” securities. Income is a secondary consideration. Hard assets consist of precious metals, natural resources, real estate and commodities.

Vanguard Variable Insurance Funds

Vanguard® VIF Balanced Portfolio	Seeks to provide long-term capital appreciation and reasonable current income.
Vanguard® VIF High Yield Bond Portfolio	Seeks to provide high level of current income.
Vanguard® VIF International Portfolio	Seeks to provide long-term capital appreciation.
Vanguard® VIF Mid-Cap Index Portfolio	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Vanguard® VIF REIT Index Portfolio	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.
Vanguard® VIF Short-Term Investment-Grade Portfolio	Seeks to provide current income with limited price volatility.
Vanguard® VIF Small Company Growth Portfolio	Seeks to provide long-term capital appreciation.
Vanguard® VIF Total Bond Market Index Portfolio	Seeks to track the performance of a broad, market-weighted bond index.
Vanguard® VIF Total Stock Market Index Portfolio	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.

*During extended periods of low interest rates, the yields of money market investment division may become extremely low and possibly negative.

Invesco Advisers, Inc. manages the AIM Variable Insurance Funds (Invesco Variable Insurance Funds).   American Century Investment Management, Inc. manages the American Century VP Portfolios. Fidelity Management & Research Company manages the VIP Funds. Fred Alger Management, Inc. manages the Alger Portfolios. Goldman Sachs Asset Management, L.P. serves as an investment adviser to the Goldman Sachs Variable Insurance Trust Funds.  Lord, Abbett & Co. LLC manages the Lord Abbett Series Fund, Inc. MFS® Investment Management manages the MFS Variable Insurance Trust.  Neuberger Berman Management LLC manages the AMT Portfolios.  Pacific Investment Management Company LLC manages the PIMCO Variable Insurance Trust. ProFund Advisors, LLC manages the ProFunds VP. Van Eck Associates Corporation manages the Van Eck VIP  Trust.  The Vanguard Group, Inc. manages the Vanguard Variable Insurance Fund.

The fund portfolios available under these policies are not available for purchase directly by the general public. In addition, the fund portfolios are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager.

Nevertheless, the investment performance and results of any of the funds’ portfolios that are available under the policies may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment advisor or manager and the same investment objectives and policies and a very similar or nearly identical name.

The fund portfolios offered through the policy are selected by Midland National based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor that We consider during the selection process is whether the fund or one of its service providers (e.g., the investment adviser) will make payments to Us, and the amount of any such payments.  We may use such payments for any corporate purpose, including payment of expenses that We incur in promoting, marketing, and administering the policies, and, in Our role as an intermediary, the funds.  We may profit from these payments.

You are responsible for choosing the fund portfolios, and the amounts allocated to each, that are appropriate for Your own individual circumstances and Your investment goals, financial situation, and risk tolerance.  Because investment risk is borne by You, decisions regarding investment allocations should be carefully considered.

In making Your investment selections, We encourage You to thoroughly investigate all of the information regarding the fund portfolios that is available to You, including each fund's prospectus, statement of additional information and annual and semi/annual reports.  Other sources such as the fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund or portfolio.   You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.

If You use a third party registered investment adviser for allocating among the investment divisions, You can request that We take a loan from Your policy to pay the advisory fees provided We have received documentation from You and Your adviser.  This does not constitute Us providing investment advice.  Before taking a policy loan, You should consult a tax advisor to consider the tax consequences of a loan on Your life insurance policy.  See “Tax Effects” on page 67.

You bear the risk of any decline in Your policy fund resulting from the performance of the portfolios You have chosen.

Midland National does not provide investment advice and does not recommend or endorse any particular fund or portfolio.

You should carefully consider the investment objectives, risks, and charges and expenses of the portfolios before investing.  The portfolios' prospectuses contain this and other information and should be read carefully before investing. You can receive a current copy of a prospectus for each of the portfolios by contacting Your registered representative and by contacting Us at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

Phone: (800) 272-1642

Fax: (605) 335-3621

Effects of Market Timing

Frequent, large, programmed, or short-term transfers among the investment divisions or between the investment divisions and the General Account (“Harmful Trading”) can cause risks with adverse effects for other policy owners (and beneficiaries and portfolios).  These risks and harmful effects include: (1) dilution of the interests of long-term investors in an investment division if transfers into the division are made at unit values that are priced below the true value or transfers out of the investment division are made at unit values priced higher than the true value (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and (3) increased brokerage and administrative expenses.

The ProFunds portfolios are designed for, and affirmatively permit, frequent and short term trading. Therefore, they may be more susceptible to these harmful effects than other portfolios. These portfolios might not be appropriate for long-term investors.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that that the portfolios may suffer harm from frequent, programmed large, or short-term transfers among investment divisions of variable policies issued by other insurance companies or among investment options available to retirement plan participants.

Charges In The Funds

The funds charge for managing investments and providing services. Each portfolio’s charges vary.

The Fidelity VIP portfolios have an annual management fee. That is the sum of an individual fund fee rate and a group fee rate based on the monthly average net assets of Fidelity Management & Research Company’s mutual funds. In addition, each of these portfolios’ total operating expenses includes fees for management and shareholder services and other expenses (custodial, legal, accounting, and other miscellaneous fees). The fees for the Fidelity VIP portfolios are based on the Initial Class. See the Fidelity VIP prospectuses for additional information on how these charges are determined and on the minimum and maximum charges allowed.

The funds, with the exception of Fidelity VIP, have annual management fees that are based on the monthly average of the net assets in each of the portfolios. The funds may also impose redemption fees, which we would deduct from Your policy fund.  See each portfolio company’s prospectus for details.

Asset Allocation Program

The following is a general description of the asset allocation program available under the policy.  A complete description of each model is available in the consumer brochure for the asset allocation program that is available upon request from your registered representative..

General

Under Midland National’s asset allocation program, five models have been developed based on different profiles of an investor’s financial goals, willingness to accept investment risk, investment time horizon and other factors.  You can elect one of these models or create Your own “self-directed” portfolio.

The asset allocation models available are not offered by this prospectus and are not part of Your policy.  Asset allocation models are a separate service We make available in connection with the policy at no additional charge to You, to help You select investment options.  Asset allocation programs are an investment strategy for distributing assets among asset classes to help attain an investment goal.  For Your policy, the asset allocation models can help with decisions You need to make about how to allocate Your policy fund among available subaccounts (and their corresponding portfolios).  The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

There is no assurance that investment returns will be better through participation in an asset allocation program.  Your policy may still lose money and experience volatility.

The Asset Allocation Models

There are five asset allocation models currently available.  All of the models involve some degree of investment risk, including the risk of investment losses.

Conservative – The conservative investor is particularly sensitive to short-term losses, but still has the goal of beating expected inflation over the long run. A conservative investor's aversion to short-term losses could compel him/her to shift into the most conservative investment if losses occur.  Conservative investors would accept lower long-term return in exchange for smaller and less frequent changes in portfolio value (i.e. less volatility). Analyzing the risk-return choices available, a conservative investor is usually willing to accept a lower return in order to seek relatively more safety of his or her investment.  However, even this model involves some risk of investment loss.

Moderate Conservative – This model is appropriate for the investor who seeks both modest capital appreciation and income from his/her portfolio.  This investor will have either a moderate time horizon or a slightly higher risk tolerance than the most conservative investor in a conservative range.  While this model is still designed to preserve the investor’s capital over the long term, fluctuation in value (and investment losses) may occur from year to year.

Moderate – The moderate investor is willing to accept more risk than the conservative investor is, and does not try to minimize investment losses but is probably not comfortable with and less willing to accept the short-term risk associated with achieving a long-term return substantially above the inflation rate. A moderate investor is somewhat concerned with short-term losses and would shift to a more conservative option in the event of significant short-term losses.  Achieving long-term return and safety of investment are of equal importance to the moderate investor.

Moderate Aggressive – Designed for investors with a high tolerance for risk and a longer time horizon.  This investor has little need for current income and seeks above-average growth from his/her investable assets.  The main objective of this range is capital appreciation, and these investors should be able to tolerate fluctuation in value and some losses in their portfolio values.

Aggressive - The aggressive portfolio should be constructed with the goal of maximizing long-term expected returns rather than to minimize possible short-term losses.  The aggressive investor values high returns relatively more and can tolerate both large and frequent fluctuations in portfolio value in exchange for a potentially higher long-term return.

The Current Models

Asset allocation models allocate policy fund among different asset classes, as discussed above, and one or more specific fund portfolios is/are used within each asset class.  Just as the percentages of policy fund allocated to each asset class may change from time to time, the specific fund portfolios used within each asset class may change from time to time as the result of a number of factors, such as investment performance, style drift, the availability of fund portfolios (because of fund mergers, fund liquidations, fund closings, etc.).

Currently, the asset allocation models are made up of the following target percentages of asset classes:

Conservative

  61% Intermediate Bonds
  13% Cash Equivalents
  6% Large Cap Value
  5% High-Yield Bonds
  5% International Equity
  4% Large Cap Growth
  4% Mid Cap Equity
  2% Hard Assets

Moderate Conservative

  44% Intermediate Bonds
  8% Cash Equivalents
  11% Large Cap Value
  5% High-Yield Bonds
  11% International Equity
  8% Large Cap Growth
  7% Mid Cap Equity
  3% Small Cap Equity
  3% Hard Assets

Moderate

  33% Intermediate Bonds
  3% Cash Equivalents
  14% Large Cap Value
  4% High-Yield Bonds
  16% International Equity
  11% Large Cap Growth
  10% Mid Cap Equity
  5% Small Cap Equity
  4% Hard Assets

Moderate Aggressive

  20% Intermediate Bonds
  18% Large Cap Value
  3% High-Yield Bonds
  21% International Equity
  14% Large Cap Growth
  13% Mid Cap Equity
  7% Small Cap Equity
  4% Hard Assets

Aggressive

  5% Intermediate Bonds
  21% Large Cap Value
  27% International Equity
  17% Large Cap Growth
  15% Mid Cap Equity
  10% Small Cap Equity
  5% Hard Assets

Currently, the asset allocation models are made up of the following fund portfolios, by asset class:

Intermediate Bonds:

  PIMCO VIT Total Return Portfolio
  Fidelity VIP Investment Grade Bond Portfolio

Cash Equivalents:

  Fidelity VIP Money Market Portfolio

Large Cap Value:

  American Century VP Value Fund

Large Cap:

  Fidelity VIP Index 500 Portfolio

High-Yield Bonds:

  Fidelity VIP High Income Portfolio

International Equity:

  Invesco V.I. International Growth Fund
  Vanguard VIF International Portfolio

Large Cap Growth:

  MFS® VIT Growth Series

Mid Cap Equity:

  Vanguard VIF Mid-Cap Index Portfolio

Small Cap Equity:

  Vanguard VIF Small Company Growth Portfolio
  ProFunds VP Small-Cap Value

Hard Assets:

  Van Eck VIP Global Hard Assets Fund

Selecting an Asset Allocation Model

If you participate in the asset allocation program, then You must complete a questionnaire that, among other things, solicits information about Your personal investment risk tolerance, investment time horizon, financial goals and other factors.  Based on Your responses to that questionnaire, a particular asset allocation model may be suggested for Your use.

Although You may only use one model at a time, You may elect to change to a different model at any time as Your tolerance for risk and/or Your needs and objectives change or for any other reason.  Using the questionnaire and in consultation with Your representative, You may determine a different model better meets Your risk tolerance and time horizons.  There is no fee to change to a different model.

If You elect to participate in the asset allocation program, You can also elect to become a client of Sammons Advisor Services, a division of Sammons Securities Inc., an investment advisor registered under the Investment Advisers Act of 1940 and an affiliate of Midland National.  If You have elected to become a client of Sammons Advisor Services, You will be provided with a packet of information that includes the following information:

•        Sammons Advisor Services Client Agreement — 2 copies

•        Midland National Authorization Form for Sammons Advisor Services

•        Instructions on how to complete and submit the above referenced forms

•        Part II Disclosure Brochure for Sammons Advisor Services, a division of Sammons Securities, Inc.

•        Sammons Advisor Services Privacy Notice

Upon completion of the forms, Sammons Advisor Services will serve as Your investment advisor, but solely for the purpose of developing and updating the asset allocation models.  Sammons Advisor Services currently follows the recommendations of an independent third-party consultant to develop and update the models.  From time to time, Sammons Advisor Services may select a different third-party consultant to provide recommendations, to the extent permitted under applicable law, or they may develop and/or update model portfolios without retaining a third party.

It is Your responsibility to select or change Your asset allocation model.  Your representative can provide You with information that may assist You in selecting a model appropriate for Your risk tolerance.  Although the models are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee they will perform better than a self-directed portfolio.  A model may fail to perform as intended, or may perform worse than any single investment portfolio, asset class or different combination of investment options.  In addition, the models are subject to all of the risks associated with the separate account investment portfolios.

Periodic Updates of Asset Allocation Models and Notices of Updates

Sammons Advisor Services, through its third-party consultant as described above, periodically reviews the models (generally on an annual basis) and may find that asset allocations within a particular model may need to be changed.  Similarly, the principal investments, investment style, or investment manager of an investment portfolio may change such that it is no longer appropriate for a model, or conversely, it may become appropriate for a model.

If You have elected to become a client of Sammons Advisor Services, We will provide notice regarding any such changes 30 days prior to the date the changes become effective.  If You do not wish to have Your policy fund reallocated and rebalanced to the new model, You must “opt-out” of the change by notifying Us prior to the effective date of the change.  If You take no action within the allotted 30 days, Your current allocations will be automatically rebalanced to the new model on the effective date of the changes and future premium allocations will be changed to match the new model.

Generally, You are free to move from one allocation model to another and to move in and out of the allocation models.  If You elect to opt-out of an announced model change or otherwise direct Us to reallocate Your policy fund or future premium outside of these models, Your policy fund will become a self-directed portfolio on the date the change becomes effective.  However, if You have an optional rider that limits Your investments options, and You opt out of a change or otherwise reallocate Your policy fund or premium in a way that is not permitted by the rider, then the rider will terminate.

If You submit an opt-out notice in response to an announced model change, Your investment options and future premium allocations will not be changed until You provide Us with new instructions.  You will continue to receive notifications of future model changes for as long as Your agreement with Sammons Advisor Services is in effect.  If You wish to re-enter an asset allocation model in the future, You must opt-in by notifying Us in writing.

If You do not elect to become a client of Sammons Advisor Services, You will not be notified of changes to the asset allocation models and Your policy fund and future premiums will not be reallocated to the new model.  Your policy fund and future premium allocations will remain static based on the model that was in effect at the time You elected the model unless You provide Us with new instructions.

Other Information

For more information about Sammons Advisor Services and its role as investment advisor for the asset allocation models, please see the Part II Disclosure Brochure for Sammons Advisor Services, a division of Sammons Securities, Inc., which is available to You at no charge.  This document contains information required by Part II of its Form ADV, which is the SEC investment advisor registration form.  Your representative can provide You with this disclosure brochure or You can request a copy by writing to Sammons Advisor Services, Variable Life, One Sammons Plaza, Sioux Falls, SD  57193 or by calling 800-272-1642.

Midland National may perform certain administrative functions on behalf of our affiliate, Sammons Advisor Services, including but not limited to communication regarding its recommendations and services on its behalf.  However, We are not registered as an investment advisor and are not providing any investment advice in making asset allocation models or self-directed portfolios available to Our policy owners.  Furthermore, Your registered representative is not providing any investment advice related to the asset allocation program.

USING YOUR POLICY FUND

The Policy Fund

Your policy fund is the sum of Your amounts in the various investment divisions and in the General Account (including any amount in Our General Account securing a policy loan). Your policy fund reflects various charges. See “DEDUCTIONS AND CHARGES” on page 61. Monthly deductions are made on the policy date and on the first day of each policy month. Transaction and surrender charges are made on the effective date of the transaction. Charges against Our Separate Account are reflected daily.

Your policy fund begins with Your first premium payment.  From Your premium We deduct a premium charge, any applicable service charge, and the first monthly deduction (and any per premium expenses) as described in the “Deductions From Your Premiums” section on page 61.  The balance of the premium is Your beginning policy fund.

Your policy fund reflects:

•        the amount and frequency of premium payments,

•        deductions for the cost of insurance, additional benefits and other charges,

•        the investment performance of Your chosen investment divisions,

•        interest earned on amounts allocated to the General Account,

•        the impact of loans, and

•        the impact of partial withdrawals.

We guarantee amounts allocated to the General Account. The guarantee is subject to Our financial strength and claims-paying ability.  There is no guaranteed minimum policy fund for amounts allocated to the investment divisions of Our Separate Account. An investment division’s performance will cause Your policy fund to go up or down. You bear that investment risk.

Amounts In Our Separate Account

Amounts allocated or transferred to the investment division are used to purchase accumulation units. Accumulation units of an investment division are purchased when You allocate net premiums, repay loans or transfer amounts to that division. Accumulation units are redeemed when You make withdrawals, when You transfer amounts from an investment division (including transfers for loans), when We make monthly deductions and charges, and when We pay the death benefit. The number of accumulation units purchased or redeemed in an investment division is calculated by dividing the dollar amount of the transaction by the division’s accumulation unit value next determined at the end of the business day on which the transaction occurs; if the transaction occurs after 3:00 p.m. Central Time, then we will use the investment division's accumulation unit value on the next business day.  The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You. The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

How We Determine The Accumulation Unit Value

We determine accumulation unit values for the investment divisions at the end of each business day. Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds. They reflect investment income, the portfolio’s realized and unrealized capital gains and losses, the funds’ expenses, and Our deductions and charges. The accumulation unit value for each investment division is set at $10.00 on the first day there are policy transactions in Our Separate Account associated with these policies. After that, the accumulation unit value for any business day is equal to the accumulation unit value for the previous business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment division every business day as follows:

•        We take the value of the shares belonging to the division in the corresponding fund portfolio at the close of business that day (before giving effect to any policy transactions for that day, such as premium payments or surrenders). We use the share value reported to Us by the fund.

•        We add any dividends or capital gains distributions paid by the portfolio on that day.

•        We divide this amount by the value of the amounts in the investment division at the close of business on the preceding business day (after giving effect to any policy transactions on that day).

•        We may also subtract any daily charge for taxes or amounts set aside as tax reserves.

Policy Fund Transactions and “Good Order”

The transactions described below may have different effects on Your policy fund, death benefit, face amount or cost of insurance deductions. You should consider the net effects before making any policy fund transactions. Certain transactions have fees. Remember that upon completion of these transactions, You may not have Your policy fund allocated to more than 15 investment divisions.

Good Order.  We cannot process Your requests for transactions relating to Your policy fund until We have received them in good order at Our Executive Office.  “Good order” means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction.  This information and documentation generally includes, to the extent applicable, Your completed application, the policy number, the transaction amount (in dollars), the full names of and allocations to and/or from the investment divisions affected by the requested transaction, the signatures of all policy owners (exactly as registered on the policy) social security number or taxpayer I.D., and any other information or supporting documentation that we may require.  With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by Us to effect the purchase.  We may, in Our sole discretion, determine whether any particular transaction request is in good order, and We reserve the right to change or waive any good order requirements at any time.

Transfer Of Policy Fund

You may transfer amounts among the investment divisions and between the General Account and any investment divisions. To make a transfer of policy fund, write to Our Executive Office at the address shown on page one of this prospectus.  You may also call-in Your requests to Our Executive Office toll-free at (800) 272-1642 or fax Your requests to Our Executive Office at (605)373-8557.  Any requests sent to other numbers may not be considered received in Our Executive Office. Currently, You may make an unlimited number of free transfers of policy fund in each policy year (subject to “Transfer Limitations” below).  However, We reserve the right to assess a $25 charge for each transfer after the 12th in a policy year. We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific policy owners.  If We charge You for making a transfer, then We will allocate the charges as described under “Deductions and Charges - How Policy Fund Charges Are Allocated” on page 64. Although a single transfer request may include multiple transfers, it will be considered a single transfer for the purpose of assessing any transfer charge.

The total amount that can be transferred from the General Account to the Separate Account, in any policy year, cannot exceed the larger of:

1.      25% of the unloaned amount in the General Account at the beginning of the policy year, or

2.      $25,000. (We reserve the right to decrease this to $1,000.)

These limits do not apply to transfers made in a Dollar Cost Averaging program or Enhanced Dollar Cost Averaging program that extends over a time period of 12 or more months.

Completed transfer requests received, in good order, at Our Executive Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

The minimum transfer amount is $200. The minimum amount does not have to come from or be transferred to just one investment division. The only requirement is that the total amount transferred that day equals the minimum transfer amount.

Transfer Limitations

Frequent, large, programmed or short-term transfers among investment divisions, such as those associated with “market timing” transactions, can adversely affect the portfolios and the returns achieved by policy owners.  In particular, such transfers may dilute the value of the portfolios’ shares, interfere with the efficient management of the portfolios’ investments, and increase brokerage and administrative costs of the portfolios.  In order to try to protect Our policy owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing policies and procedures (the “market timing procedures”).  Our market timing procedures are designed to detect and prevent frequent or short-term transfer activity among the investment divisions of the Separate Account that may adversely affect other policy owners or portfolio shareholders.

More specifically, currently Our market timing procedures are intended to detect potentially harmful trading or transfer activity by monitoring for any two interfund transfer requests on a policy within a five business day period, in which the requests are moving to and from identical subaccounts (for example, a transfer from MFS VIT New Discovery Series to Fidelity VIP Money Market, followed by a transfer from Fidelity VIP Money Market back to MFS VIT New Discovery within five business days).

We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters.  When We identify a second trade within five days of the first, We will review those transfers (and other transfers in the same policy) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful.  We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that policy’s transfer privileges and We will not accept another transfer request for 14 business days.  We will attempt to inform the policy owner (or registered representative) by telephone that their transfers have been deemed potentially harmful to others and that their transfer privilege is suspended for 14 days.  If We do not succeed in reaching the policy owner or registered representative by phone, We will send a letter by first class mail to the policy owner’s address of record.

We apply Our market timing procedures to all of the investment divisions available under the policy, including those investment divisions that invest in portfolios that affirmatively permit frequent and short-term trading (such as the ProFunds portfolios). However, We offer other variable products that do not apply market-timing procedures with respect to those portfolios (that is, frequent or short-term trading is permitted). In addition, other insurance company’s offer variable life insurance and annuity contracts that may permit short-term and frequent trading in those portfolios. Therefore, if You allocate premiums or your policy fund to investment divisions that invest in the ProFunds portfolios, You may indirectly bear the effects of market timing or other frequent trading. These portfolios might not be appropriate for long-term investors.

In addition to Our own market timing procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, We will take appropriate action to protect others.  In particular, We may, and We reserve the right to, reverse a potentially harmful transfer.   If so, We will inform the policy owner and/or registered representative.  The policy owner will bear any investment loss involved in a reversal.

To the extent permitted by applicable law, We reserve the right to delay or reject a transfer request at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account A, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers.  If this occurs, We will attempt to contact You by telephone for further instructions.  If We are unable to contact You within 5 business days after We have been advised that Your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment division.

You should be aware that, as required by SEC regulation, We have entered into a written agreement with each underlying fund or principal underwriter that obligates Us to provide the fund, upon written request, with information about You and Your trading activities in the investment divisions investing in the fund’s portfolios.  In addition, We are obligated to execute instructions from the funds that may require Us to restrict or prohibit Your investment in a specific investment division investing in a fund portfolio if the corresponding fund identifies You as violating the frequent trading policies that the fund has established for that portfolio.  You should read the prospectuses of the portfolios for more details on their ability to refuse of restrict purchases or transfers of their shares.

If We receive a premium payment from You with instructions to allocate it into a portfolio of a fund that has directed Us to restrict or prohibit Your trades into the investment division investing in the same portfolio, then We will request new allocation instructions from You.  If You request a transfer into an investment division investing in a portfolio of a fund that has directed Us to restrict or prohibit Your trades, then We will not effect the transfer.

In Our sole discretion, We may revise Our market timing procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other policy owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers).  We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors, such as the size of transfers made by policy owners within given periods of time, as well as the number of “round trip” transfers into and out of particular investment divisions.  For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, We may aggregate transfers made in two or more policies that We believe are connected (for example, two policies with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

We do not include transfers made pursuant to the dollar cost averaging program, enhanced dollar cost averaging program, and portfolio rebalancing program in these limitations.  We may vary Our market timing procedures from investment division to investment division, and may be more restrictive with regard to certain investment divisions than others.  We may not always apply these detections methods to investment divisions investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

We reserve the right to place restrictions on the methods of implementing transfers for all policy owners that We believe might otherwise engage in trading activity that is harmful to others.  For example, We might only accept transfers by original “wet” policy owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means).  We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.

Policy owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection.  Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations.  In addition, the terms of the policy may also limit Our ability to restrict or deter harmful transfers.  Furthermore, the identification of policy owners determined to be engaged in transfer activity that may adversely affect other policy owners or portfolios’ shareholders involves judgments that are inherently subjective.  Accordingly, despite Our best efforts, We cannot guarantee that Our market timing procedures will detect every potential market timer.  Some market timers may get through our controls undetected and may cause dilution in unit values for others.  We apply Our market timing procedures consistently to all policy owners without special arrangement, waiver, or exception.  We may vary Our market timing procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions.  In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Dollar Cost Averaging

The Dollar Cost Averaging (DCA) program enables You to make monthly transfers of a predetermined dollar amount from the DCA source account (any investment division or the General Account) into one or more of the investment divisions. By allocating monthly, as opposed to allocating the total amount at one time, You may reduce the impact of market fluctuations. This plan of investing does not insure a profit or protect against a loss in declining markets. The minimum monthly amount to be transferred using DCA is $200.

You can elect the DCA program at any time. You must complete the proper request form and send it to Us at Our Executive Office, and there must be a sufficient amount in the DCA source account. The minimum amount required in the DCA source account for DCA to begin is the sum of $2,400 and the minimum premium. You can get a sufficient amount by paying a premium with the DCA request form, allocating net premiums, or transferring amounts to the DCA source account. The DCA election will specify:

a. the DCA source account from which DCA transfers will be made,

b.that any money received with the form is to be placed into the DCA source account,

c. the total monthly amount to be transferred to the other investment divisions, and

d.how that monthly amount is to be allocated among the investment divisions.

The DCA request form must be received with any premium payments You intend to apply to DCA.

Once DCA is elected, additional net premiums can be deposited into the DCA source account by sending them in with a DCA request form. All amounts in the DCA source account will be available for transfer under the DCA program.

Any net premium payment received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise. You may change the DCA allocation percentages or DCA transfer amounts twice during a policy year.

If it is requested when the policy is issued, then DCA will start at the beginning of the 2nd policy month. If it is requested after issue, then DCA will start at the beginning of the 1st policy month which occurs at least 30 days after the request is received.

DCA will last until the value in the DCA source account is exhausted or until We receive Your written termination request. DCA automatically terminates on the maturity date.

We do not charge any specific fees for You to participate in a DCA program. However, transfers made through a DCA program which only extends for fewer than 12 months will be included in counting the number of transfers of policy fund. While We currently allow an unlimited number of free transfers, We do reserve the right to charge for each transfer after the 12th one in any policy year.

We reserve the right to end the DCA program by sending You one month’s notice.

Enhanced Dollar Cost Averaging (EDCA)

By current Company practice, if the source account is the General Account, We will pay an effective annual interest rate of 9% on the declining balance in the General Account until the end of the first policy year on monies allocated into the EDCA program during the first four policy months. Neither the EDCA program nor the 9% annual effective rate is guaranteed and both are subject to change without notice.  There is no charge for this feature.

Portfolio Rebalancing

The Portfolio Rebalancing Option allows policyowners, who are not participating in a Dollar Cost Averaging program, to have the Company automatically reset the percentage of policy fund allocated to each investment division to a pre-set level. You can select rebalancing to occur, quarterly, semi-annually or annually. For example, You may wish to specify that 30% of Your policy fund be allocated to the Fidelity VIP Growth investment division, 40% in the Fidelity VIP High Income investment division and 30% in Fidelity VIP Overseas investment division. Over time, the variations in the investment division’s investment results will shift the percentage allocations of Your policy fund. If You elect this option, then at each selected interval, We will transfer amounts needed to “balance” the policy fund to the specified percentages selected by You.

Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.

Even with a Portfolio Rebalancing Option, You can only allocate Your total policy fund in up to at most 15 investment divisions. Portfolio Rebalancing will remain in effect until We receive Your written termination request.  We reserve the right to end the Portfolio Rebalancing Option by sending You one month’s notice. Contact Us at Our Executive Office to elect the Portfolio Rebalancing Option.

We do not charge any specific fees for You to participate in a portfolio rebalancing program. However, transfers made through a portfolio rebalancing program which only extends for fewer than 12 months will be included in counting the number of transfers of policy fund. While We currently allow an unlimited number of free transfers, We do reserve the right to charge for each transfer after the 12th one in any policy year.

Automatic Distribution Option

You may choose to receive automatic distributions of Your net cash surrender value on a monthly, quarterly, semi-annual, or annual basis at any time by completing the Request for Automatic Distributions form and sending it to Us.  This option allows You to receive periodic income from Your policy’s net cash surrender value by simply filling out one form and allowing Us to process the necessary loans and partial withdrawals.  While this option is available at any time during the life of Your policy, it is best to delay distributions from Your life insurance policy for as long as possible.  Any distributions that You take from Your policy result in reductions to the policy proceeds payable at the time of the insured’s death and policy fund of the policy.  This automatic distribution option is mainly intended for distributions after Your surrender charge period has expired and is often used during retirement years.

When We receive the completed Automatic Distribution form, We will begin processing partial withdrawals on the following monthly anniversary.  Such partial withdrawals will be taken from the net cash surrender value in the amount and frequency You selected until We have distributed an amount equal to all premiums paid.  Partial withdrawals processed under the automatic distribution option will not be subject to the $25 fee that We normally charge when there is more than one partial withdrawal in a policy year.  When the amount distributed equals the amount of all premiums paid, We will begin processing loans in the amount and frequency You selected for as long as the policy’s net cash surrender value will support these loans.

The automatic distributions will continue until You send Us a written request to discontinue the distributions or until the policy’s net cash surrender value is insufficient to support additional withdrawals or loans.  There is not a separate charge for the automatic distribution option.  Any policy loans or partial withdrawals will result in a reduction to the policy proceeds from what would otherwise be payable to Your beneficiary at the insured’s death and the policy’s policy fund.   There may be tax consequences in taking automatic distributions from Your policy if it is or becomes a modified endowment contract.  Please consult a tax advisor prior to beginning an automatic distribution program so that You are knowledgeable about the tax impact of any partial withdrawals and policy loans.

Policy Loans

Using only Your policy as security, You may borrow up to 92% of the net cash surrender value (the policy fund less the surrender charge minus any policy debt). If You request an additional loan, then the outstanding loan and loan interest will be added to the additional loan amount and the original loan will be canceled. Thus, You will only have one outstanding loan.

A loan taken from, or secured by, a policy may have federal income tax consequences. See “Tax Effects” on page 67.

You may request a loan by contacting Our Executive Office. You should tell Us how much of the loan You want taken from Your unloaned amount in the General Account or from the Separate Account investment divisions. If You do not tell Us how to allocate Your loan, the loan will be allocated according to Your deduction allocation percentages as described under “How Policy Fund Charges Are Allocated” on page 64. If the loan cannot be allocated this way, then We will allocate it in proportion to the unloaned amounts of Your policy fund in the General Account and each investment division. We will redeem units from each investment division equal in value to the amount of the loan allocated to that investment division (and transfer these amounts to the General Account).

If You use a third party registered investment adviser in connection with allocations among the investment divisions, then You can request that We take loans from Your policy to pay the advisory fees provided We have received documentation from You and Your adviser.  This does not constitute Us providing investment advice.  Before taking a policy loan, You should consult a tax advisor to consider the tax consequences of a loan on Your life insurance policy.  See “Tax Effects” on page 67.

Interest Credited on Policy Loans: The portion of the General Account that is equal to the policy loan will be credited with interest at a rate of 3% per year.

Policy Loan Interest Charged: After the 5th policy year, We guarantee that We will offer zero cost loans on 92% of the new cash surrender value. The annual interest rate charged on zero cost loans is guaranteed to be 3% (which is the same rate We guarantee to credit on zero cost loans). We guarantee this rate unless a higher interest rate is required by the Internal Revenue Service. If the Internal Revenue Service requires a higher policy loan interest rate, We will charge the minimum interest rate allowed. A zero cost loan may have tax consequences. See “Tax Effects” on page 67.

Currently, the annual interest rate We charge on standard loans is 4.5%. We guarantee that the rate charged on standard loans will not exceed 8% per year.

Interest is due on each policy anniversary or, if earlier, on the date of loan repayment, policy lapse, surrender, policy termination, or the Insured’s death. If You do not pay the interest when it is due, then it will be added to Your outstanding loan and allocated based on the deduction allocation percentages for Your policy fund. This means We make an additional loan to pay the interest and will transfer amounts from the General Account or the investment divisions to make the loan. If We cannot allocate the interest based on these percentages, then We will allocate it as described above.

Repaying the Loan: You may repay all or part of a policy loan while Your policy is inforce. While You have a policy loan, We assume that any money You send Us is meant to repay the loan. If You wish to have any of these payments serve as premium payments, then You must tell Us in writing.

You may choose how You want Us to allocate Your repayments. If You do not give Us instructions, We will allocate Your repayments based on Your premium allocation percentages.

The Effects Of A Policy Loan On Your Policy Fund: A loan against Your policy will have a permanent effect on Your policy fund and benefits, even if the loan is repaid. When You borrow on Your policy, We transfer Your loan amount into Our General Account where it earns a declared rate of interest. You cannot invest that loan amount in any Separate Account investment divisions. You may earn more or less on the loan amount, depending on the performance of the investment divisions and whether they are better or worse than the 3% annual interest We credit on the portion of the General Account securing the loan.  A policy loan will reduce the policy’s ultimate death benefit and net cash surrender value.

Your Policy May Lapse: Your loan may affect the amount of time that Your policy remains inforce. For example, Your policy may lapse because the loaned amount cannot be used to cover the monthly deductions that are taken from Your policy fund. If these deductions are more than the net cash surrender value of Your policy, then the policy’s lapse provision may apply. Since the policy permits loans up to 92% of the cash surrender value (the policy fund less the surrender charge) minus any policy debt, loan repayments or additional premium payments may be required to keep the policy inforce, especially if You borrow the maximum.

Withdrawing Money From Your Policy Fund

You may request a partial withdrawal of Your net cash surrender value by writing to Our Executive Office. You may also fax Your requests to Our Executive Office at (605) 373-8557.  Any requests sent to another number will not be considered received in Our Executive Office. If You make more than one partial withdrawal in a policy year, We will impose a partial withdrawal charge as explained in the paragraph entitled “Withdrawal Charges” listed below.   Partial withdrawals are subject to certain conditions. They must:

•  be at least $200,

•  in the first policy year, total no more than 50% of the net cash surrender value (the limit is 90% in subsequent policy years),

•  allow the death benefit to remain above the minimum for which We would issue the policy at that time, and

•  allow the policy to still qualify as life insurance under applicable tax law.

You may specify how much of the withdrawal You want taken from each investment division and Our General Account.  If You do not tell Us, then We will make the withdrawal as described in “Deductions and Charges - How Policy Fund Charges Are Allocated” on page 64.

Completed partial withdrawal requests received in good order at Our Executive Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed partial withdrawal request after the close of regular trading on the New York Stock Exchange, We will process the partial withdrawal request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

In general, We do not permit You to make a withdrawal of monies for which Your premium check has not cleared Your bank.

Withdrawal Charges. When You make a partial withdrawal more than once in a policy year, a charge of $25 will be deducted from Your policy fund. If You do not give Us instructions for deducting the charge, then it will be deducted as described under “Deductions and Charges - How Policy Fund Charges Are Allocated” on page 64.  This charge does not apply to withdrawals under the Automatic Distribution Option.

The Effects Of A Partial Withdrawal. A partial withdrawal reduces the amount in Your policy fund, the cash surrender value and generally the death benefit on a dollar-for-dollar basis. However, if the death benefit is based on the corridor percentage multiple, then the death benefit reduction could be greater. If You have elected death benefit option 1, then We will also reduce the face amount of Your policy so that there will be no change in the net amount at risk. We will send You a new Schedule of Policy Benefits to reflect this change. Both the withdrawal and any reductions will be effective as of the business day We receive Your request at Our Executive Office if it is received before 3:00 p.m. Central Time.  If we receive Your request at our Executive Office after 3:00 p.m. Central Time, then it will be effective on the following business day.

Depending on individual circumstances, a policy loan might be better than a partial withdrawal if You need temporary cash. A withdrawal may have tax consequences. See “Tax Effects” on page 67.

Surrendering Your Policy

You may surrender Your policy for its net cash surrender value while the Insured person is living. You do this by sending both a written request and the policy to Our Executive Office. If You surrender Your policy or allow it to lapse during the surrender charge period, We will assess a surrender charge.  The net cash surrender value equals the cash surrender value minus any policy debt.  The net cash surrender value may be very low, especially during the early policy years.  During the surrender charge period (this period of time is the earlier of (a) 14 policy years after the date of issue or an increase in face amount or (b) attained age 95), the cash surrender value is the policy fund minus the surrender charge. After the surrender charge period, the cash surrender value equals the policy fund. We will compute the net cash surrender value as of the business day We receive Your request and policy at Our Executive Office. All of Your insurance coverage will end on that date.

If You have selected the Waiver of Surrender Charge Rider, the cash surrender value always equals the policy fund.  See “Charge for Waiver of Surrender Charge Rider” on page 63.

Completed surrender requests received at Our Executive Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed surrender request after the close of regular trading on the New York Stock Exchange, We will process the surrender request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

A surrender may have income tax consequences.  See “Tax Effects” on page 67.

THE GENERAL ACCOUNT

You may allocate all or some of Your policy fund to the General Account. The General Account pays interest at a declared rate. We guarantee the principal after deductions. The General Account supports Our insurance and annuity obligations. Any amounts in the General Account are subject to Our financial strength and claims-paying ability and our long-term ability to make such payments.  We issue other types of insurance policies as well, and we also pay our obligations under those products from our assets in the General Account.

Because of applicable exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, and the General Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus for Your information and which relate to the General Account.

You may accumulate amounts in the General Account by:

•        allocating net premium and loan payments,

•        transferring amounts from the investment divisions,

•        securing any policy loans, or

•        earning interest on amounts You already have in the General Account.

This amount is reduced by transfers, withdrawals and allocated deductions.

We pay interest on all Your amounts in the General Account. The annual interest rates will never be less than 3.0%. We may, at Our sole discretion, credit interest in excess of 3.0% per year. You assume the risk that interest credited may not exceed 3.0% per year. We may pay different rates on unloaned and loaned amounts in the General Account. Interest compounds daily at an effective annual rate that equals the annual rate We declare.

You may request a transfer between the General Account and one or more of the investment divisions, within limits. See “Transfer Of Policy Fund” on page 51.

The General Account may not be available in all states. Your state of issue will determine if the General Account is available on Your policy. Please check Your policy form to see if the General Account is available on Your policy.

DEDUCTIONS AND CHARGES

Deductions From Your Premiums

We deduct a premium charge, and in some cases a service charge from each premium upon receipt. The rest of each premium (called the net premium) is placed in Your policy fund.

Since this charge is a percentage of paid premiums, the amount of the charge will vary with the amount of premium.

Premium Charge. We deduct a 5.0% premium charge from each premium payment. Currently, We plan to eliminate this charge after 10 policy years – this is not guaranteed. This charge partially reimburses Us for premium taxes We incur and for the selling and distribution costs of this policy. The percentage We estimate to be paid for premium taxes is an average of what We anticipate owing, and therefore, may exceed that actual rate imposed by Your state.  This is a tax to Midland National so You cannot deduct it on Your income tax return.

Our selling and distribution costs include commissions and the costs of preparing sales literature and printing prospectuses. (We also deduct a surrender charge if You surrender Your policy for its net cash surrender value or let Your policy lapse during the surrender charge period. See “Surrender Charge” on page 66.)

Civil Service Allotment Service Charge. If You have chosen the Civil Service Allotment Mode, then We deduct an additional $.46 (forty-six cents) from each premium payment. This $.46 covers the extra expenses We incur in processing bi-weekly premium payments.

Charges Against The Separate Account

Fees and charges allocated to the investment divisions reduce the amount in Your policy fund.

Tax Reserve. We reserve the right to charge for taxes or tax reserves, which may reduce the investment performance of the investment divisions. Currently, no such charge is made.

Monthly Deduction From Your Policy Fund

At the beginning of each policy month (including the policy date), the following four deductions are taken from Your policy fund:

1.   Per Policy Expense Charge: This charge is $12.00 per month in all years. This charge helps to cover our administrative costs such as premium billing and collections.

2.      Per Unit Expense Charge:  This charge is currently assessed in policy years 1-10, and we intend to eliminate it in policy years 11+.  We reserve the right to charge it in all policy years.  The per unit expense charge varies based on the insured's sex, policy age and premium class and it is printed on the policy specifications page.  The per unit expense charge is based on the highest face amount of insurance in effect since the issue date of the policy.  This charge helps us to cover our sales costs.

3.   Charges for Additional Benefits: Monthly deductions are made for the cost of certain additional benefits. With the exception of the Accelerated Benefit Riders—Terminal Illness and Chronic Illness, the charges for any additional benefits You select will be deducted on the rider date and each monthly anniversary thereafter.  See the “Fee Table” on page 14 and “Additional Benefits” starting on page 31.  We may change these charges, but Your policy contains tables showing the guaranteed maximum rates for all of these insurance costs.

4.   Cost of Insurance Deduction: The cost of insurance deduction is Our current monthly cost of insurance rate times the net amount at risk at the beginning of the policy month. The net amount at risk is the difference between Your death benefit and Your policy fund. If the current death benefit for the month is increased due to the requirements of federal tax law, then Your net amount at risk for the month will also increase. For this purpose, Your policy fund amount is determined before deduction of the cost of insurance deduction, but after all of the other deductions due on that date. The amount of the cost of insurance deduction will vary from month to month with changes in the net amount at risk. This charge is for the cost of insurance.  We may profit from this charge.

5.   Percent of Policy Fund Charge – This charge is 0.05% per month of the total Policy Fund Value on a monthly basis in policy years 1-10, and 0.0042% per month of the total Policy Fund Value in policy years 11+.   This charge helps to cover our administrative costs such as communicating with owners.

The cost of insurance rate is based on a number of factors, including, but not limited to, the sex, attained age, face amount of insurance, and rating class of the Insured person at the time of the charge. (In Montana, there are no distinctions based on sex, and for guaranteed rates, there is no distinction for premium class.) We place the Insured person that is a standard risk in the following rate classes: preferred plus non-tobacco, preferred non-tobacco, non-tobacco, preferred tobacco and tobacco. The Insured person may also be placed in a rate class involving a higher mortality risk, known as a substandard class. We may change the cost of insurance rates, but they will never be more than the guaranteed maximum rates set forth in Your policy. The maximum charges are based on the charges specified in the Commissioner’s 2001 Standard Ordinary Mortality Table. The table below shows the current and guaranteed maximum monthly cost of insurance rates per $1,000 of amount at risk for a male, standard, non-tobacco, standard risk at various ages for the first policy year, with an initial face amount of insurance of $225,000 in the fist policy year.

Illustrative Table of Monthly Cost of Insurance Rates

(Rounded) per $1,000 of Net Amount at Risk

Male Issue Age	Guaranteed Maximum Rate	Current (Male Standard Non-Tobacco Rate)
25	0.09	0.04
35	0.10	0.03
45	0.23	0.05
55	0.54	0.09
65	1.48	0.18

For example, for a male standard non-tobacco, age 35 with a $225,000 face amount death benefit option 1 policy and an initial premium of $1,000, the first monthly deduction (taken on the date the policy is issued) is $40.58. This example assumes the current monthly expense charge of $12.00, the current monthly per unit charge of $21.38, the current monthly percent of policy fund charge of $0.48 and the current cost of insurance deduction of $6.72. The $6.72 is calculated by multiplying the current monthly cost of insurance rate per $1,000 ($0.04) times the amount at risk ($225,000 face less the initial cash value of $950.00, which is $1,000 of premium less the $50.00 for the premium charge). This example assumes that there are no charges for riders or other additional benefits.  This charge generally increases as the Insured person gets older.  However, this charge is not deducted after the insured person reaches age 100.

The preferred tobacco cost of insurance rates are lower than the tobacco cost of insurance rates, and the non-tobacco rates are lower than the preferred tobacco rates. To qualify for the non-tobacco rates, an Insured must be a standard risk and must meet additional requirements that relate to tobacco habits. The reduced cost of insurance rates depends on such variables as the attained age and the sex of the Insured.

The preferred plus non-tobacco cost of insurance rates are lower than the preferred non-tobacco cost of insurance rates, and the preferred non-tobacco rates are lower than the non-tobacco cost of insurance rates. To qualify for the preferred plus non-tobacco and preferred non-tobacco class, the Insured person must be age 20 or over and meet certain underwriting requirements.

If the policy is purchased in connection with an employment-related insurance or benefit plan, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964. In 1983, the United States Supreme Court held that under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

Changes in Monthly Deductions.

Any changes in the cost of insurance, charges for additional benefits or expense charges will be by class of Insured and will be based on changes in future expectations of investment earnings, mortality, the length of time policies will remain in effect, expenses and taxes.

Charge for Waiver of Surrender Charge Rider.

You can elect to eliminate Your surrender charge in all years of the surrender charge period.  You must elect this rider at the time of application. Once elected, this rider cannot be terminated while the policy is inforce. There is an extra charge for this rider as noted in the “Fee Table” on page 14. The amount of the charge depends upon the face amount of Your policy, issue age and premium class. The amount of the charge does not decrease even if You have a face amount decrease during the 14-year surrender charge period.  However, if You have a face amount increase, the amount of the charge is based on the highest face amount of insurance inforce on any monthly anniversary from issue up through the current monthly anniversary.  If purchased, the elimination of surrender charges and the cost for this rider will be shown on the Schedule of Policy Benefits page of Your policy.

Transaction Charges

In addition to the deductions described above, We charge fees for certain policy transactions:

•  Partial Withdrawal of net cash surrender value. You may make one partial withdrawal during each policy year without a charge. There is an administrative charge of $25 each time You make a partial withdrawal if more than one withdrawal is made during a year.  This charge does not apply to withdrawals under the Automatic Distribution Option. This charge is to cover our administrative expenses for processing the withdrawal.

•  Transfers. Currently, We do not charge when You make transfers of policy fund among investment divisions. We reserve the right to assess a $25 charge for each transfer after the twelfth in a policy year.

How Policy Fund Charges Are Allocated

Generally, deductions from Your policy fund for monthly or partial withdrawal charges are made from the investment divisions and the unloaned portion of the General Account. They are made in accordance with Your specified deduction allocation percentages unless You instruct Us otherwise. Your deduction allocation percentages may be any whole numbers (from 0 to 100) which add up to 100. You may change Your deduction allocation percentages by writing to Our Executive Office. Changes will be effective as of the date We receive them in good order.

If We cannot make a deduction in accordance with these percentages, We will make it based on the proportion of (a) to (b) where (a) is Your unloaned amounts in the General Account and Your amounts in the investment divisions and (b) is the total unloaned amount of Your policy fund.

Deductions for transfer charges are made equally between the investment divisions from which the transfer was made. For example, if the transfer is made from two investment divisions, then the transfer charge assessed to each of the investment divisions will be $12.50.

Loan Charge

Loan interest is charged in arrears on the outstanding loan.  Loan interest that is unpaid when due will be added to the outstanding loan on each policy anniversary (or, if earlier, on the date of loan repayment, policy lapse, surrender, policy termination, or the Insured’s death) and will bear interest at the same rate of the loan.  We currently charge an annual interest rate of 4.5% on loans.

After offsetting the 3% annual interest rate that We guarantee We will credit to the portion of Our General Account securing the loan against the maximum loan interest rate of 8.0%, the maximum guaranteed net cost of the loans is 5.0% annually in policy years 1-5.  However, the current net cost of the loans is 1.5% annually in policy years 1-5.  The current net cost of 1.5% for policy years 1-5 is derived by taking the 4.5% annual interest that We currently charge on loans and reducing it by the 3% annual interest rate We credit to the portion of the General Account securing the standard loan.  If You take a loan after the 5th policy year, We guarantee that the net cost of the loan will be 0%.

Surrender Charge

The surrender charge is the difference between the amount in Your policy fund and Your policy’s cash surrender value for the surrender charge period (this period of time is 14 policy years after the date of issue or increase in face amount). It is a contingent charge designed to partially recover Our expenses in distributing and issuing policies which are terminated by surrender or lapse in their early years (the premium charge is also designed to partially reimburse Us for these expenses). It is a contingent load because You pay it only if You surrender Your policy (or let it lapse) during the surrender charge period. The amount of the charge in a policy year is not necessarily related to Our actual sales expenses in that year. We anticipate that the premium charge and surrender charge will not fully cover Our sales expenses. If sales expenses are not covered by the premium charge and surrender charges, We will cover them with other assets. The net cash surrender value, the amount We pay You if You surrender Your policy for cash, equals the cash surrender value minus any policy debt. The cash surrender value is the policy fund minus the surrender charge. See “Surrendering Your Policy” on page 60.

The first year surrender charge varies by the issue age, sex and class of the Insured at the time the policy is issued. The maximum charge for Your policy per $1,000 of face amount is the first year charge. The first year charge, on a per $1,000 of face amount basis, gradually decreases over the surrender charge period (this period of time is 14 policy years after the date of issue or increase in face amount) and is $0.00 after the surrender charge period expires.

The following table provides some examples of the first year surrender charge. The maximum first year surrender charge for all issue ages, sexes, and classes is $41.00 per $1,000 of the face amount. The $41.00 per $1,000 of the face amount surrender charge occurs for males with issue ages at 58 or older. Your policy will specify the actual surrender charge rate, per $1,000 of face amount, for all durations in the surrender charge period. The table below is only intended to give You an idea of the level of first year surrender charges for a few sample issue ages, sexes and classes.

Examples of First Year Surrender Charges

Per $1,000 of Face Amount

Issue Age	Sex	Class	Surrender Charge Per $1,000 of Face Amount
35	Male	Non-Tobacco or Tobacco	$22.00
55	Female	Non-Tobacco or Tobacco	$ 31.00
65	Male	Non-Tobacco or Tobacco	$ 41.00

A face amount decrease will not reduce the surrender charge. If the face amount is increased, there will be a new or increased surrender charge and a new 14 year surrender charge period for the amount of the increase. The surrender charge for the face amount increase will equal the surrender charge for a new policy with:

a)            The initial face amount set equal to the face amount increase

b)     The Insured’s policy age on the policy date equal to the policy age on the date of the face amount increase; and

c)      The premium class for the face amount increase

Suppose You bought Your policy at issue age 35 under a male standard non-tobacco class with a face amount of $225,000. During the 10th policy year, You decided to increase Your face amount by $100,000 to obtain a total face amount of $325,000. If the face amount increase was determined to be acceptable to Us under the nontobacco class, the surrender charge for Your $100,000 of increase would be the same as the new policy with the following surrender charge criteria:

a)      face amount of $100,000

b)      a policy age of 44 (the increase was effective during the 10th policy year before the policy anniversary at which You attained age 45)

c)      a premium class of male nontobacco

The original $225,000 of face amount would continue to fall under the surrender charge schedule established at the issue date of the policy, but the $100,000 of face amount increase would begin a new surrender charge schedule with the criteria stated in (a) through (c) above. At the time a face amount increase becomes effective, We will send You an endorsement to Your policy which states the surrender charge criteria and surrender charge amounts.

For an additional charge, you may elect to purchase a waiver of surrender charge rider at the time You apply for the policy.  If the waiver of surrender charge rider is elected, You will not have any surrender charges deducted as a result of lapse or surrender in any policy year.  See “Waiver of Surrender Charge Rider” on page 38.

Portfolio Expenses

The value of the net assets of each investment division reflects the management fees and other expenses incurred by the corresponding portfolio in which the investment divisions invest.  Some portfolios also deduct 12b-1 fees from portfolio assets.  You pay these fees and expenses indirectly.  Some portfolios may impose redemption fees, which We would administer and deduct from Your Policy fund.  Any redemption fee would be retained by or paid to the portfolio and not retained by Us. For further information, consult the portfolios’ prospectuses.

Tax Effects

INTRODUCTION

The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations.  This discussion is not intended as tax advice.  Counsel or other competent tax advisors should be consulted for more complete information.  This discussion is based upon Our understanding of the present federal income tax laws.  No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

TAX STATUS OF THE POLICY

In order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited.  Nevertheless, We believe that a policy issued on a standard rate class basis should satisfy the applicable requirements.  There is less guidance, however, with respect to policies issued on a substandard basis and it is not clear whether such policies will in all cases satisfy the applicable requirements particularly if You pay the full amount of premiums under the policy.  If it is subsequently determined that a policy does not satisfy the applicable requirements, We may take appropriate steps to bring the policy into compliance with such requirements and We reserve the right to restrict policy transactions in order to do so.

In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying Separate Account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets.  Although published guidance in this area does not address certain aspects of the policies, We believe that the owner of a policy should not be treated as the owner of the Separate Account assets.  We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying Separate Account assets.

In addition, the Code requires that the investments of the Separate Account be “adequately diversified” in order for the policies to be treated as life insurance policies for federal income tax purposes.  It is intended that the Separate Account, through the funds, will satisfy these diversification requirements.

The following discussion assumes that the policy will qualify as a life insurance policy for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

In General

We believe that the death benefit under a policy should generally be excludible from the gross income of the beneficiary.  Federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.  A tax advisor should be consulted on these consequences.

Generally, the policy owner will not be deemed to be in constructive receipt of the policy cash value until there is a distribution.  When distributions from a policy occur, or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a “modified endowment contract.”

Modified Endowment Contracts (“MEC”)

Under the Internal Revenue Code, certain life insurance policies are classified as “Modified Endowment Contracts,” (MEC) with less favorable tax treatment than other life insurance policies.  Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether it is classified as a MEC.  In general a policy will be classified as a MEC if the amount of premiums paid into the policy causes the policy to fail the “7-pay test.”  A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the sum of the level premiums that would have been paid at that point under a policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under the policy during the first seven years, for example, as a result of a partial surrender, the 7-pay test will have to be reapplied as if the policy had originally been issued at the reduced face amount.  If there is a “material change” in the policy’s benefits or other terms, the policy may have to be retested as if it were a newly issued policy.  A material change may occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium.  Unnecessary premiums are premiums paid into the policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven policy years.  To prevent Your policy from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits.  A current or prospective policy owner should consult a tax advisor to determine whether a policy transaction will cause the policy to be classified as a MEC.

Distributions Other Than Death Benefits from Modified Endowment Contracts

Policies classified as modified endowment contracts are subject to the following tax rules:

(1)      All distributions other than death benefits, including distributions upon surrender and withdrawals, from a modified endowment contract will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the policy owner’s investment in the policy only after all gain has been distributed.

(2)      Loans taken from or secured by a policy classified as a modified endowment contract are treated as distributions and taxed accordingly.

(3)      A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the policy owner has attained age 59½ or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner’s beneficiary or designated beneficiary.

If a policy becomes a modified endowment contract, distributions that occur during the policy year will be taxed as distributions from a modified endowment contract.  In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner.  This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts

Distributions other than death benefits from a policy that is not classified as a modified endowment contract are generally treated first as a recovery of the policy owner’s investment in the policy and only after the recovery of all investment in the policy as taxable income.  However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes if policy benefits are reduced during the first 14 policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a policy that is not a modified endowment contract are generally not treated as distributions.  However, the tax consequences associated with loans after the first five policy years are less clear and a tax advisor should be consulted about such loans.

Finally, neither distributions from nor loans from or secured by a policy that is not a modified endowment contract are subject to the 10 percent additional income tax.

Investment in the Policy

Your investment in the policy is generally Your aggregate premiums.  When a distribution is taken from the policy, Your investment in the policy is reduced by the amount of the distribution that is tax-free.

Policy Loans and the Overloan Protection Benefit

In general, interest on a policy loan will not be deductible.  If a policy loan is outstanding when a policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly.  Before taking out a policy loan, You should consult a tax advisor as to the tax consequences.

This policy may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the policy without allowing the policy to lapse.  The aim of this strategy is to continue borrowing from the policy until its contract value is just enough to pay off the policy loans that have been taken out and then relying on the Overloan Protection Benefit to keep the policy in force until the death of the insured.  Anyone contemplating taking advantage of this strategy should be aware that it involves several risks.  First, if the death benefit under the Overloan Protection Benefit is lower than the policy’s original death benefit, then the policy might become a MEC which could result in a significant tax liability attributable to the balance of any policy debt.  Second, this strategy will fail to achieve its goal if the policy is a MEC or becomes a MEC after the periodic borrowing begins.  Third, this strategy has not been ruled on by the Internal Revenue Service (the “IRS”) or the courts and it may be subject to challenge by the IRS, since it is possible that loans under this policy may be treated as taxable distributions when the rider causes the policy to be converted to a fixed policy.  In that event, assuming policy loans have not already been subject to tax as distributions, a significant tax liability could arise.  Anyone considering using the policy as a source of tax-free income by taking out policy loans should, before purchasing the policy, consult with and rely on a competent tax advisor about the tax risks inherent in such a strategy.

Withholding

To the extent that policy distributions are taxable, they are generally subject to withholding for the recipient’s federal income tax liability.  Recipients can generally elect however, not to have tax withheld from distributions.

Life Insurance Purchases by Residents of Puerto Rico

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Life Insurance Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents.  Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies.  In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence.  Prospective purchasers are advised to consult with and rely a qualified tax advisor regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

Multiple Policies

All modified endowment contracts that are issued by Us (or Our affiliates) to the same policy owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the policy owner’s income when a taxable distribution occurs.

Continuation of Policy Beyond Age 100

The tax consequences of continuing the policy beyond the Insured’s 100th year are unclear.  You should consult a tax advisor if You intend to keep the policy inforce beyond the Insured’s 100th year.

Section 1035 Exchanges

Generally, there are no tax consequences when you exchange one life insurance policy for another, so long as the same person is being insured (a change of the insured is a taxable event).  Paying additional premiums under the new policy may cause it to be treated as a modified endowment contract.  The new policy may also lose any “grandfathering” privilege, where you would be exempt from certain legislative or regulatory changes made after your original policy was issued, if you exchange your policy.  You should consult with a tax advisor if you are considering exchanging any life insurance policy.

Accelerated Benefit Rider—Terminal Illness

We believe that payments received under the Accelerated Benefit Rider—Terminal Illness should be fully excludable from the gross income of the recipient if the recipient is the Insured under the policy (except in certain business contexts) and the insured person's life expectancy is 24 months or less.  However, tax consequences associated with reducing Your death benefit after we pay an accelerated benefit under this rider are uncertain.  You should consult a qualified tax advisor about the consequences of adding this rider to a policy or requesting payment under this rider.

Accelerated Benefit Rider—Chronic Illness

The tax consequences associated with receiving an accelerated benefit payment under the Accelerated Benefit Rider—Chronic Illness are unclear.  It is possible that such distribution may be treated as taxable withdrawals.  Moreover, the tax consequences associated with reducing the death benefit after We pay an accelerated death benefit are also unclear.  You should consult a qualified tax advisor about the consequences of adding this rider to a policy or requesting an advanced sum payment under this rider.

Business Uses of Policy

Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others.  The tax consequences of such plans may vary depending on the particular facts and circumstances.  If You are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, You should consult with and rely on a qualified tax advisor.

Employer-Owned Life Insurance Policies

Pursuant to recently enacted section 101(j) of the Code, unless certain eligibility, notice and consent requirements are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance policy will generally be limited to the premiums paid for such policy (although certain exceptions may apply in specific circumstances).  An employer-owned life insurance policy is a life insurance policy owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such policy.  It is the employer’s responsibility to verify the eligibility of the intended insured under employer-owned life insurance policies and to provide the notices and obtain the consents required by section 101(j).  These requirements generally apply to employer-owned life insurance policies issued or materially modified after August 17, 2006.  A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance policy.

Non-Individual Owners and Business Beneficiaries of Policies

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity’s interest deduction under Code Section 264, even where such entity’s indebtedness is in no way connected to the policy.  In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the Section 264(f) entity-holder rules.  Therefore, it would be advisable to consult with and rely a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.

Split-Dollar Arrangements

The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements.  Consult a qualified tax advisor before entering into or paying additional premiums with respect to such arrangements.

Additionally, the Sarbanes-Oxley Act of 2002 prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers.  It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Any affected business contemplating the purchase of a new policy in connection with a split-dollar life insurance arrangement should consult legal counsel.

Alternative Minimum Tax

There may also be an indirect tax upon the income in the policy or the proceeds of a policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.

Estate, Gift and Generation Skipping Transfer Tax Considerations

The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes.  For example, when the insured dies, the death proceeds will generally be includable in the owner’s estate for purposes of federal estate tax if the insured owned the policy.  If the owner was not the insured, the fair market value of the policy would be included in the owner’s estate upon the owner’s death.  The policy would not be includable in the insured’s estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

Moreover, under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner.  Regulations issued under the Code may require Us to deduct the tax from Your policy, or from any applicable payment, and pay it directly to the IRS.

Qualified tax advisors should be consulted concerning the estate and gift tax consequences of policy ownership and distributions under federal, state and local law.  The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

Please note:  In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010.  Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form.  Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis.  The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that Your estate plan adequately addresses Your needs and that of Your beneficiaries under all possible scenarios.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise.  Consult a tax advisor with respect to legislative developments and their effect on the policy.

Our Income Taxes

Under current federal income tax law, We are not taxed on the Separate Account’s operations.  Thus, currently We do not deduct a charge from the Separate Account for federal income taxes.   We reserve the right to charge the Separate Account for any future federal income taxes We may incur.

Under current laws in several states, We may incur state and local taxes (in addition to premium taxes).  These taxes are not now significant and We are not currently charging for them.  If they increase, We may deduct charges for such taxes.

Additional Information About the Policies

YOUR RIGHT TO EXAMINE THIS POLICY

For a limited period of time, as specified in Your policy, You have a right to examine the policy. If for any reason You are not satisfied with it, then You may cancel the policy. You can cancel the policy by sending it to Our Executive Office along with a written cancellation request. Your cancellation request must be postmarked by the latest of the following dates:

•  10 days after You receive Your policy;

•  10 days after We mail You a written notice telling You about Your rights to cancel (Notice of Withdrawal Right); or

•  45 days after You sign Part 1 of the policy application.

If state law requires a longer right to examine period, it will be noted on the cover page of Your policy.

In all cases, We allocate Your premiums according to Your instructions on the policy’s record date.  Generally, if You cancel Your policy during the right to examine period, then We will return all of the charges deducted from Your paid premiums and policy fund, plus the policy fund. The policy fund will reflect both the positive and negative investment performance of the investment divisions chosen by You in the policy application.  Where required by state law, We will refund the sum of all premiums paid.

Insurance coverage ends when You send Your request.

YOUR POLICY CAN LAPSE

Your Variable Universal Life – CV 2 insurance coverage continues as long as the net cash surrender value of Your policy is enough to pay the monthly deductions that are taken out of Your policy fund. During the no lapse guarantee period coverage continues if Your paid premiums (less loans and withdrawals) exceed the schedule of required no lapse guarantee premiums. If neither of these conditions is true at the beginning of any policy month, then We will send written notification to You and any assignees on Our records that a 61-day grace period has begun and that a specified amount of current premium is due.

If We receive payment of this amount before the end of the grace period, then We will use that amount to pay the overdue deductions. We will put any remaining balance in Your policy fund and allocate it in the same manner as Your previous premium payments.

If We do not receive payment within 61 days, then Your policy will lapse without value. We will withdraw any amount left in Your policy fund. We will apply this amount to the deductions owed to Us, including any applicable surrender charge. We will inform You and any assignee that Your policy has ended without value.

If the Insured person dies during the grace period, We will pay the insurance benefits to the beneficiary, minus any loan, loan interest, and overdue deductions.

YOU MAY REINSTATE YOUR POLICY

You may reinstate the policy within 5 years after lapse.  To reinstate Your policy, You must:

•  fully complete an application for reinstatement,

•  provide satisfactory evidence of insurability for the person or persons to be Insured,

•  pay enough premium to cover all overdue monthly deductions or minimum premium depending on the duration of the policy and the no lapse guarantee period,

•  increase the policy fund so that the policy fund minus any policy debt equals or exceeds the surrender charge,

•  pay or restore any policy debt.

The effective date of reinstatement will be the beginning of the policy month that coincides with or follows the date that We approve Your reinstatement application. Previous loans will be reinstated.

You may not reinstate a policy once it is surrendered.

POLICY PERIODS AND ANNIVERSARIES

We measure policy years, policy months, and policy anniversaries from the policy date shown on Your Schedule of Policy Benefits. Each policy month begins on the same day in each calendar month. The calendar days of 29, 30, and 31 are not used. Our right to challenge a policy and the suicide exclusion are measured from the policy date. See “LIMITS ON OUR RIGHT TO CHALLENGE THE POLICY” on page 77.

MATURITY DATE

The maturity date is the first policy anniversary after the Insured’s 120th birthday. The policy ends on that date if the Insured is still alive and the maturity benefit is paid.

If the Insured survives to the maturity date and You would like to continue the policy, We will extend the maturity date as long as this policy still qualifies as life insurance according to the Internal Revenue Service and Your state.

In order to extend the maturity date, all of the following conditions must be satisfied:

(a)    The policy can not be in the grace period;

(b)   All of the policy fund must be transferred to either the General Account or the Money Market investment division; and

(c)    Death benefit option 1 must be elected.

If the maturity date is extended, the policy may not qualify as life insurance and there may be tax consequences. A tax advisor should be consulted before You elect to extend the maturity date. See “Tax Effects” on page 67. In order to continue the policy beyond the original maturity date, We require that the death benefit not exceed the policy fund on the original maturity date.

WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT

We own the assets of Our Separate Account and use them to support Your policy and other variable life policies. We may permit charges owed to Us to stay in the Separate Account. Thus, We may also participate proportionately in the Separate Account. These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our General Account. The assets in the Separate Account generally are not chargeable with liabilities arising out of any other business We conduct. Your policy fund values and the assets supporting them in the Separate Account are protected from and against any claims arising out of Our other businesses not involving the Separate Account.  Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

CHANGING THE SEPARATE ACCOUNT

We have the right to modify how We operate Our Separate Account. We have the right to:

•        add investment divisions to, or remove investment divisions from, Our Separate Account;

•        combine two or more investment divisions within Our Separate Account;

•        withdraw assets relating to the policy from one investment division and put them into another;

•        eliminate the shares of a portfolio and substitute shares of another portfolio of the funds or another open-end investment company. This may happen if the shares of the portfolio are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the purposes of Separate Account A;

•        register or end the registration of Our Separate Account under the Investment Company Act of 1940;

•        operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of interested parties of Midland National);

•        disregard instructions from policy owners regarding a change in the investment objectives of the portfolio or the approval or disapproval of an investment advisory policy. (We would do so only if required by the state insurance regulatory authorities or otherwise pursuant to insurance law or regulation); and

•        operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments. In choosing these investments, We will rely on Our own judgment or that of an outside adviser. In addition, We may disapprove of any change in investment advisers or in investment policies unless a law or regulation provides differently.

If automatic allocations (such as premiums automatically deducted from Your paycheck or bank account, or dollar cost averaging or automatic rebalancing) are being made into an investment division that is removed or no longer available, and if You do not give Us other instructions, then any amounts that would have gone into the removed or closed investment division will be allocated to the Fidelity VIP Money Market investment division until you tell us otherwise.

LIMITS ON OUR RIGHT TO CHALLENGE THE POLICY

We can challenge the validity of Your insurance policy (based on material misstatements in the application) if it appears that the Insured person is not actually covered by the policy under Our rules. There are limits on how and when We can challenge the policy:

•        We cannot challenge the policy after it has been in effect, during the Insured person’s lifetime, for two years from the date the policy was issued or reinstated. (Some states may require Us to measure this in some other way.)

•        We cannot challenge any policy change that requires evidence of insurability (such as an increase in face amount) after the change has been in effect for two years during the Insured’s lifetime.

•        We can challenge at any time (and require proof of continuing disability) an additional benefit that provides benefits to the Insured person in the event that the Insured person becomes totally disabled.

•        If the Insured person dies during the time that We may challenge the validity of the policy, then We may delay payment until We decide whether to challenge the policy.

•        If the Insured person’s age or sex is misstated on any application, then the death benefit and any additional benefits will be changed. They will be those which would be purchased by the most recent deduction for the cost of insurance and the cost of any additional benefits at the Insured person’s correct age and sex.

•        If the Insured person commits suicide within two years after the date on which the policy was issued, then the death benefit will be limited to the total of all paid premiums minus the policy debt minus any partial withdrawals of net cash surrender value. If the Insured person commits suicide within two years after the effective date of Your requested face amount increase, then We will pay the face amount which was in effect before the increase plus the monthly cost of insurance deductions for the increase (some states require Us to measure this time by some other date).

YOUR PAYMENT OPTIONS

You may choose for policy benefits and other payments (such as the net cash surrender value or death benefit) to be paid immediately in one lump sum or in another form of payment. Payments under these options are not affected by the investment performance of any investment division. Instead, interest accrues pursuant to the option chosen. If You do not arrange for a specific form of payment before the Insured person dies, then the beneficiary will have this choice. However, if You do make an arrangement with Us for how the money will be paid, then the beneficiary cannot change Your choice.  Payment options will also be subject to Our rules at the time of selection.

Lump Sum Payments

In most cases, when a death benefit is paid in a lump sum, We will pay the death benefit by establishing an interest bearing draft account, called the "Midland Access Account," for the beneficiary, in the amount of the death benefit proceeds.  We will send the beneficiary a draft account book and the beneficiary will have access to the account simply by writing a draft for all or any part of the amount of the death benefit.  We do not guarantee to credit a minimum interest rate on amounts left in the Midland Access Account. Any interest credited to amounts in the Midland Access Account is taxable as income to the beneficiary.

The Midland Access Account is a draft account and is part of Our General Account.  It is not a bank account or a checking account and it is not insured by the FDIC or any government agency.  As part of our General Account, it is subject to the claims of Our creditors.  We receive a benefit from all amounts left in the Midland Access Account.

Optional Payment Methods

Our consent is required when an optional payment is selected and the payee is either an assignee or not a natural person (i.e., a corporation). Currently, these alternate payment options are only available if the proceeds applied are more than $5,000 and periodic payments are at least $50.

You have the following payment options:

1.Interest Payments: The money will stay on deposit with Us for a period that We agree upon. You will receive interest on the money at a declared interest rate.

2.Installment Options: There are two ways that We pay installments:

a. Fixed Period: We will pay the amount applied in equal installments plus applicable interest, for a specified time, up to 30 years.

b.Fixed Amount: We will pay the sum in installments in an amount that We agree upon. We will continue to pay the installments until We pay the original amount, together with any interest You have earned.

3.Monthly Life Income Option: We will pay the money as monthly income for life. You may choose from 1 of 5 ways to receive the income. We will guarantee payments for:

(1)         at least 5 years (called “5 Years Certain”);

(2)         at least 10 years (called “10 Years Certain”);

(3)         at least 15 years (called “15 Years Certain”);

(4)         at least 20 years (called “20 Years Certain”); or

(5)         payment for life. With this option, payments will only be made as long as the payee is alive. Therefore, if the payee dies after the first payment, only one payment will be made.

4.Other: You may ask Us to apply the money under any option that We make available at the time the benefit is paid.

We guarantee interest under the interest deposit and installment options at 2.75% a year, but We may allow a higher rate of interest.

The beneficiary, or any other person who is entitled to receive payment, may name a successor to receive any amount that We would otherwise pay to that person’s estate if that person died. The person who is entitled to receive payment may change the successor at any time.

We must approve any arrangements that involve more than one of the payment options, or a payee who is a fiduciary or not a natural person. Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect. These include:

•        rules on the minimum amount We will pay under an option,

•        minimum amounts for installment payments,

•        withdrawal or communication rights (Your rights to receive payments over time, for which We may offer You a lump sum payment),

•        the naming of people who are entitled to receive payment and their successors, and

•        the ways of proving age and survival.

You will choose a payment option (or any later changes) and Your choice will take effect in the same way as it would if You were changing a beneficiary. (See “Your Beneficiary” below.) Any amounts that We pay under the payment options will not be subject to the claims of creditors or to legal process, to the extent that the law provides.

Even if the death benefit under the policy is excludible from income, payments under payment options may not be excludible in full.  This is because earnings on the death benefit after the Insured’s death are taxable and payments under the payment options generally include such earnings.  You should consult a tax advisor as to the tax treatment of payments under payment options.

YOUR BENEFICIARY

You name Your beneficiary in Your policy application. The beneficiary is entitled to the death benefits of the policy. You may change the beneficiary during the Insured’s lifetime by writing to Our Executive Office. If no beneficiary is living when the Insured dies, We will pay the death benefit to the owner or owner’s estate.

ASSIGNING YOUR POLICY

You may assign Your rights to this policy. You must send a copy of the assignment to Our Executive Office. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We receive notice of the assignment. An absolute assignment is a change of ownership. There may be tax consequences.

The assignment does not take effect until We accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis.

WHEN WE PAY PROCEEDS FROM THIS POLICY

We will generally pay any death benefits, net cash surrender value, or loan proceeds within seven days after receiving the required form(s) at Our Executive Office. Death benefits are determined as of the date of the Insured person’s death and will not be affected by subsequent changes in the accumulation unit values of the investment divisions. We pay interest from the date of death to the date of payment.

We may delay payment for one or more of the following reasons:

(1) We are investigating the claim, contesting the policy, determining that the beneficiary is qualified to receive the proceeds (e.g., is not a minor or responsible for causing the death), or resolving other issues that must be determined before payment (e.g., conflicting claims to the proceeds).

(2)  We cannot determine the amount of the payment because the New York Stock Exchange is closed, the SEC has restricted trading in securities, or the SEC has declared that an emergency exists.

(3) The SEC permits Us to delay payment to protect Our policy owners.

We may also delay any payment until Your premium checks have cleared Your bank. We may defer payment of any loan amount, withdrawal, or surrender from the General Account for up to six months after We receive Your request. We will not defer payment if it is used to pay premiums on policies with Us.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or “freeze” Your policy fund. If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, surrenders, loans, or death benefits, make transfers, or continue making payments under Your payment option. If a policy fund were frozen, the policy fund would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator.  We may also be required to provide information about You and Your policy to the government agencies and departments.

CHANGE OF ADDRESS NOTIFICATION

To protect You from fraud or theft, We may verify any changes in address You request by sending a confirmation of the change of address to Your old address.

YOUR VOTING RIGHTS AS AN OWNER

We invest the assets of Our Separate Account divisions in shares of the funds’ portfolios. Midland National is the legal owner of the shares and has the right to vote on certain matters. Among other things, We may vote:

•        to elect the funds’ Boards of Directors,

•        to ratify the selection of independent auditors for the funds, and

•        on any other matters described in the funds’ current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940.

Even though We own the shares, We give You the opportunity to tell Us how to vote the number of shares that are allocated to Your policy. We will vote at shareholder meetings according to Your instructions.

The funds will determine how often shareholder meetings are held. As We receive notice of these meetings, We will ask for Your voting instructions. The funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all policy owners, then We will vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio. We will also vote any fund shares that We alone are entitled to vote in the same proportions that policy owners vote. The effect of this proportional voting is that a small number of policy owners may control the outcome of a vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the fund in Our own right to restrict policy owner voting, then We may do so.

You may participate in voting only on matters concerning the fund portfolios in which Your policy fund has been invested. We determine Your voting shares in each division by dividing the amount of Your policy fund allocated to that division by the net asset value of one share of the corresponding fund portfolio. This is determined as of the Record Date set by the funds’ Board for the shareholders meeting. We count fractional shares.

If You have a voting interest, We will provide You proxy material and a form for giving Us voting instructions. In certain cases, We may disregard instructions relating to changes in the funds’ adviser or the investment policies of its portfolios. We will advise You if We do so.

Other insurance companies own shares in the funds to support their variable insurance products. We do not foresee any disadvantage to this. Nevertheless, the funds’ Boards of Directors will monitor events to identify conflicts that may arise and determine appropriate action. If We disagree with any fund action, then We will see that appropriate action is taken to protect Our policy owners.

DISTRIBUTION OF THE POLICIES

We have entered into a distribution agreement with Our affiliate, Sammons Securities Company, LLC (“Sammons Securities Company”) for the distribution and sale of the policies.  Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent Company of Midland National Life Insurance Company.  Sammons Securities Company offers the policies through its registered representatives.  Sammons Securities Company may enter into written sales agreements with other broker-dealers (“selling firms”) for the sale of the policies.  We pay commissions to Sammons Securities Company for sales of the Policies by its registered representatives as well as by selling firms.

Sales commissions may vary, but the maximum commission payable for policy sales is 85% of premiums during policy year 1, 2.5% during policy years 2-14, and 0.00% following policy year 14.  We may also pay additional commissions calculated as a percentage of Your policy fund value at specified times (e.g. at the end of the fifth policy year).  Further, for each premium received following an increase in base face amount, a commission on that premium will be paid up to the target premium for the increase in each year.  The commission for the increase in face amount will be calculated using the commission rates for the corresponding policy year.  We pay commissions for policies sold to policy owners in the substandard risk underwriting class and for rider premiums based on Our rules at the time of payment.  We may also pay additional amounts and reimburse additional expenses of Sammons Securities Company based on various factors.

We also pay for some of Sammons Securities Company’s expenses, including the following sales expenses: registered representative training allowances; compensation and bonuses for the Sammons Securities Company’s management team; advertising expenses; and all other expenses of distributing the policies.  Sammons Securities Company pays its registered representatives all or a portion of the commissions received for their sales of policies.  Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Securities Company.

Non-cash items that We and Sammons Securities Company may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, Sammons Securities Company’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation.  Sales of the policies may help registered representatives and/or their managers qualify for such benefits.  Sammons Securities Company’s registered representatives and managers may receive other payments from Us for services that do not directly involve the sale of the Policies, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs.  Those programs may also include other types of cash and non-cash compensation and other benefits.  You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another.  In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you.  You may wish to take such payments into account when considering and evaluating any recommendations relating to the policy. Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a policy.

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the policy: (a) deductions from Your premiums; (b) surrender charge; (c) the percent of policy fund charge; (d) the cost of insurance charge; (e) payments, if any, received from the funds or their managers; and (f) investment earnings on amounts allocated under policies to the General Account.  Commissions and other incentives or payments described above are not charged directly to You or the Separate Account but they are reflected in the fees and charges that you do pay directly or indirectly.

The Statement of Additional Information (SAI) can provide You with more detailed information about distribution expenses, commissions, and compensation than is contained in this prospectus.  A free copy of the SAI can be obtained by calling (800) 272-1642 or by contacting Your registered representative.

LEGAL PROCEEDINGS

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits.  In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made.  Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Separate Account, on the ability of Sammons Securities Company, LLC to perform under its distribution agreement, or the ability of the Company to meet its obligations under the policy.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account are contained in the Statement of Additional Information.  Our financial statements should be distinguished from the Separate Account’s financial statements and You should consider Our financial statements only as bearing upon Our ability to meet Our obligations under the policies.  For a free copy of these financial statements and/or the Statement of Additional Information, please call or write to Us at Our Executive Office.

Illustration

Following are a series of tables that illustrate how the policy funds, cash surrender values, and death benefits of a hypothetical policy change with the investment performance of the funds.  The tables show how the policy funds, cash surrender values, and death benefits of the hypothetical policy issued to an Insured of a given age and given premium would vary over time if the return on the assets held in each portfolio of the funds were a constant gross after tax annual rate of 0%, 6%, or 12%.  All values labeled as current reflect the current level of product charges that are being assessed at the date of this prospectus, and the values labeled as guaranteed reflect the maximum level of product charges that can ever be assessed for the sample policy shown.  Both current and guaranteed values use the arithmetic average of the fund manager expenses.

The tables starting on page 88, illustrate a hypothetical policy issued to a male, age 35, under a standard non-tobacco underwriting risk classification.  The payment amount used in the table represents the typical premium payment We expect a representative policy owner to make.  We expect that the hypothetical policy owner will buy a policy with an initial face amount of $225,000 and make monthly payments of $184.50 on the first day of each month.  The policy funds, cash surrender values, and death benefits would be different from those shown in the returns averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years.

For illustrations without the Waiver of Surrender Charge Rider, the amount of the policy fund exceeds the cash surrender value during the surrender charge period due to the surrender charge.  For policy years fifteen and after, the policy fund and cash surrender value are equal, since the surrender charge has reduced to zero.

Zero values in the illustration indicate the policy would lapse unless additional payments have been made.

The second column shows the accumulation value of the premiums paid at the stated interest rate.  The third and sixth columns illustrate the policy funds and the fourth and seventh column illustrate the cash surrender values of the policy over the designated period.  The policy funds shown in the third column and the cash surrender values shown in the fourth column assume the monthly deduction for the cost of insurance is based upon the current cost of insurance rates.  The policy funds shown in the sixth column and the cash surrender values shown in the seventh column assume the monthly deduction for cost of insurance is based upon the cost of insurance rates that We guarantee.  The maximum monthly deduction for cost of insurance rates allowable under the policy is based on the 2001, sex-distinct, composite smoker, ALB Commissioner’s Standard Ordinary Mortality Table.  The fifth and eighth columns illustrate the death benefit of the policy over the designated period.

The illustrations of the death benefits reflect the same assumptions as the policy fund and cash surrender values.  The amounts shown for the death benefit, policy funds, and cash surrender values reflect the fact that the net investment return of the divisions of Our Separate Account is lower then the gross, after-tax return on the assets in the funds, as a result of expenses paid by the funds and charges levied against the divisions of Our Separate Account.  The illustrations also reflect the 5.0% premium load deducted from each premium in all years on a guaranteed basis (in years 1-10 on a current basis), a $12.00 per month expense charge in all years, a per unit expense charge of $21.38 per month in all years on a guaranteed basis (years 1-10 on a current basis), a percent of policy fund charge of 0.05% per month in policy years 1-10 and 0.0042% per month in policy years 11+  as well as current and guaranteed cost of insurance deductions.

The policy funds shown assume the deductions of the portfolios’ daily investment advisory fees and operating expenses equivalent to an annual rate of 0.82% of the aggregate average daily net assets of the Portfolios of the funds (the average rate of the Portfolios for the period ending December 31, 2009) for each investment division. We have assumed that the values are allocated across all investment divisions equally.  Voluntary waivers and reimbursements of portfolio expenses are not reflected in the illustrated tables. The actual fees and expenses associated with the funds may be more or less than 0.82% and will depend on how allocations are made to each investment division.  After reductions for the average portfolio expenses, the assumed gross investment rates of 0%, 6%, and 12% correspond to approximate net annual rates –0.82%, 5.18%, and 11.18%, respectively.

The approximate net annual rates do not include the percent of fund value charge, premium charges, cost of insurance deductions, surrender charges, percent of policy fund charges, expense charges nor any charges for additional benefits.

The hypothetical values shown in the tables do not reflect any charges for federal income taxes against Separate Account A since Midland National is not currently making such charges.  However, if, in the future, such charges are made, the gross annual investment rate of return would have to exceed the stated investment rates by a sufficient amount to cover the tax charges in order to produce the policy funds, cash surrenders values, and death benefits illustrated.

The tables illustrate the policy funds that would result based on hypothetical investment rates of return if premiums are paid in full at the beginning of each year and if no policy loans have been made.  The values would vary from those shown if the assumed annual premium payments were paid in installments during a year.  The values would also vary if the policy owner varied the amount or frequency of premium payments.  The tables also assume that the policy owner has not requested an increase or decrease in face amount, that no withdrawals have been made and no withdrawal charges imposed, that no policy loans have been taken, and that no transfers have been made and no transfer charges imposed.

The hypothetical investment rates of return are provided only to illustrate the mechanics of a hypothetical policy and do not represent past or future investment rates of return.  Actual rates of return for a particular policy may be more or less than the hypothetical rates of return.  The actual return on Your policy fund will depend on factors-such as the amounts You allocate to particular investment divisions, the amounts deducted for the policy’s monthly deductions, the portfolio’s fees and expenses, and Your loan and withdrawal history-in addition to the actual investment performance of the portfolios.

Depending on the timing and degree of fluctuation in actual investment returns, the actual investment returns, the actual policy fund could be substantially less than those shown, and may, under circumstances, result in the lapse of the policy unless You make more than the stated premium payment.

Personalized illustrations of death benefits, cash surrender values, and policy fund are available upon request; the cost of insurance and other charges may differ significantly from the values in the hypothetical shown in the tables below.  You can obtain a personalized illustration or make other policy inquiries by contacting Our Executive Office at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

Phone: (800) 272-1642 (toll-free)

Fax: (605) 335-3621

MIDLAND NATIONAL LIFE INSURANCE COMPANY – VUL – CV 2
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION 1                                                                                                          ASSUMED HYPOTHETICAL GROSS

MALE STANDARD NON-TOBACCO ISSUE AGE 35                                                                    ANNUAL RATE OF RETURN: 0%

$225,000 INITIAL FACE AMOUNT                                                                         ASSUMED MONTHLY PREMIUM(1): $184.50

Assuming Current Costs

Assuming Guaranteed Costs

End of Year	Premiums Accumulated at 5% Interest Per Year	Policy Fund	Cash Surrender Value	Death benefit	Policy Fund	Cash Surrender Value	Death benefit
1	2,274	1,609	0	225,000	1,422	0	225,000
2	4,661	3,169	0	225,000	2,799	0	225,000
3	7,167	4,682	0	225,000	4,133	0	225,000
4	9,799	6,149	1,199	225,000	5,449	499	225,000
5	12,563	7,570	2,620	225,000	6,722	1,772	225,000
6	15,464	8,971	4,021	225,000	7,954	3,004	225,000
7	18,511	10,329	5,379	225,000	9,119	4,169	225,000
8	21,710	11,668	7,213	225,000	10,243	5,788	225,000
9	25,069	12,940	9,227	225,000	11,303	7,591	225,000
10	28,596	14,169	11,199	225,000	12,300	9,330	225,000
15	49,059	21,990	21,990	225,000	16,795	16,795	225,000
20	75,176	28,247	28,247	225,000	19,529	19,529	225,000
25	108,508	32,811	32,811	225,000	19,011	19,011	225,000
30	151,050	33,574	33,574	225,000	13,072	13,072	225,000
35	205,345	29,426	29,426	225,000	0	0	225,000
40	274,640	17,114	17,114	225,000	0	0	0
45	363,081	0	0	0	0	0	0
50	475,956	0	0	0	0	0	0
55	620,016	0	0	0	0	0	0
60	803,878	0	0	0	0	0	0
65	1,038,537	0	0	0	0	0	0

1.        ASSUMES A $184.50 PREMIUM IS PAID AT THE BEGINNING OF EACH POLICY MONTH. VALUES WOULD BE DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.

2.       ASSUMES THAT NO POLICY LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE IN THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUND SERIES. THE POLICY FUND, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATES SHOWN OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES DURING THE INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY MIDLAND, THE SEPARATE ACCOUNT, OR THE FUND THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

MIDLAND NATIONAL LIFE INSURANCE COMPANY – VUL – CV 2
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION 1                                                                                                          ASSUMED HYPOTHETICAL GROSS

MALE STANDARD NON-TOBACCO ISSUE AGE 35                                                                    ANNUAL RATE OF RETURN: 6%

$225,000 INITIAL FACE AMOUNT                                                              ASSUMED MONTHLY PREMIUM(1): $184.50

Assuming Current Costs

Assuming Guaranteed Costs

End of Year	Premiums Accumulated at 5% Interest Per Year	Policy Fund	Cash Surrender Value	Death benefit	Policy Fund	Cash Surrender Value	Death benefit
1	2,274	1,661	0	225,000	1,468	0	225,000
2	4,661	3,371	0	225,000	2,978	0	225,000
3	7,167	5,133	183	225,000	4,531	0	225,000
4	9,799	6,949	1,999	225,000	6,157	1,207	225,000
5	12,563	8,823	3,873	225,000	7,833	2,883	225,000
6	15,464	10,783	5,833	225,000	9,561	4,611	225,000
7	18,511	12,809	7,859	225,000	11,319	6,369	225,000
8	21,710	14,928	10,473	225,000	13,133	8,678	225,000
9	25,069	17,095	13,382	225,000	14,982	11,270	225,000
10	28,596	19,337	16,367	225,000	16,868	13,898	225,000
15	49,059	34,748	34,748	225,000	27,668	27,668	225,000
20	75,176	53,350	53,350	225,000	40,032	40,032	225,000
25	108,508	76,164	76,164	225,000	53,091	53,091	225,000
30	151,050	103,124	103,124	225,000	65,620	65,620	225,000
35	205,345	136,104	136,104	225,000	75,479	75,479	225,000
40	274,640	178,318	178,318	225,000	78,743	78,743	225,000
45	363,081	236,244	236,244	248,057	63,048	63,048	225,000
50	475,956	310,537	310,537	326,064	0	0	0
55	620,016	400,688	400,688	420,723	0	0	0
60	803,878	515,268	515,268	520,421	0	0	0
65	1,038,537	673,479	673,479	673,479	0	0	0

1.        ASSUMES A $184.50 PREMIUM IS PAID AT THE BEGINNING OF EACH POLICY MONTH. VALUES WOULD BE DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.

2.        ASSUMES THAT NO POLICY LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE IN THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.THE

HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUND SERIES. THE POLICY FUND, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATES SHOWN OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES DURING THE INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY MIDLAND, THE SEPARATE ACCOUNT, OR THE FUND THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

MIDLAND NATIONAL LIFE INSURANCE COMPANY – VUL – CV 2
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION 1                                                                                                          ASSUMED HYPOTHETICAL GROSS

MALE STANDARD NON-TOBACCO ISSUE AGE 35                                                                  ANNUAL RATE OF RETURN: 12%

$225,000 INITIAL FACE AMOUNT                                                              ASSUMED MONTHLY PREMIUM(1): $184.50

Assuming Current Costs

Assuming Guaranteed Costs

End of Year	Premiums Accumulated at 5% Interest Per Year	Policy Fund	Cash Surrender Value	Death benefit	Policy Fund	Cash Surrender Value	Death benefit
1	2,274	1,712	0	225,000	1,513	0	225,000
2	4,661	3,578	0	225,000	3,160	0	225,000
3	7,167	5,612	662	225,000	4,954	4	225,000
4	9,799	7,834	2,884	225,000	6,940	1,990	225,000
5	12,563	10,264	5,314	225,000	9,110	4,160	225,000
6	15,464	12,952	8,002	225,000	11,485	6,535	225,000
7	18,511	15,898	10,948	225,000	14,060	9,110	225,000
8	21,710	19,158	14,703	225,000	16,885	12,430	225,000
9	25,069	22,711	18,999	225,000	19,961	16,248	225,000
10	28,596	26,618	23,648	225,000	23,316	20,346	225,000
15	49,059	56,802	56,802	225,000	46,762	46,762	225,000
20	75,176	107,127	107,127	225,000	85,484	85,484	225,000
25	108,508	192,769	192,769	258,310	150,407	150,407	225,000
30	151,050	336,761	336,761	410,849	261,434	261,434	318,950
35	205,345	577,431	577,431	669,820	445,870	445,870	517,209
40	274,640	981,095	981,095	1,049,772	753,392	753,392	806,130
45	363,081	1,661,492	1,661,492	1,744,567	1,270,207	1,270,207	1,333,718
50	475,956	2,787,276	2,787,276	2,926,640	2,112,777	2,112,777	2,218,417
55	620,016	4,621,980	4,621,980	4,853,080	3,449,789	3,449,789	3,622,278
60	803,878	7,679,493	7,679,493	7,756,289	5,650,648	5,650,648	5,707,155
65	1,038,537	13,028,067	13,028,067	13,028,068	9,587,370	9,587,370	9,587,371

1.        ASSUMES A $184.50 PREMIUM IS PAID AT THE BEGINNING OF EACH POLICY MONTH. VALUES WOULD BE DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.

2.       ASSUMES THAT NO POLICY LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE IN THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUND SERIES. THE POLICY FUND, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATES SHOWN OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES DURING THE INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY MIDLAND, THE SEPARATE ACCOUNT, OR THE FUND THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

MIDLAND NATIONAL LIFE INSURANCE COMPANY – VUL – CV 2
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION 1                                                                                                          ASSUMED HYPOTHETICAL GROSS

MALE STANDARD NON-SMOKER ISSUE AGE 35                                                                       ANNUAL RATE OF RETURN: 0%

WITH WAIVER OF SURRENDER CHARGE RIDER

$225,000 INITIAL FACE AMOUNT                                                                         ASSUMED MONTHLY PREMIUM(1): $112.50

	Assuming Current Costs				Assuming Guaranteed Costs
End of Year	Premiums Accumulated at 5% Interest Per Year	Policy Fund	Cash surrender value	Death Benefit	Policy Fund	Cash surrender value	Death Benefit
1	1,386	580	580	225,000	392	392	225,000
2	2,842	1,125	1,125	225,000	753	753	225,000
3	4,370	1,637	1,637	225,000	1,083	1,083	225,000
4	5,975	2,114	2,114	225,000	1,408	1,408	225,000
5	7,660	2,559	2,559	225,000	1,703	1,703	225,000
6	9,429	2,998	2,998	225,000	1,967	1,967	225,000
7	11,287	3,405	3,405	225,000	2,175	2,175	225,000
8	13,238	3,807	3,807	225,000	2,354	2,354	225,000
9	15,286	4,150	4,150	225,000	2,477	2,477	225,000
10	17,437	4,463	4,463	225,000	2,546	2,546	225,000
15	29,914	7,528	7,528	225,000	2,407	2,407	225,000
20	45,839	9,931	9,931	225,000	1,350	1,350	225,000
25	66,164	10,590	10,590	225,000	0	0	225,000
30	92,104	7,053	7,053	225,000	0	0	225,000
35	125,210	0	0	225,000	0	0	225,000
40	167,464	0	0	0	0	0	0
45	221,391	0	0	0	0	0	0
50	290,217	0	0	0	0	0	0
55	378,059	0	0	0	0	0	0
60	490,170	0	0	0	0	0	0
65	633,255	0	0	0	0	0	0

1.        ASSUMES A $112.50 PREMIUM IS PAID AT THE BEGINNING OF EACH MONTHLY ANNIVERSARY. VALUES WOULD BE DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.

2.        ASSUMES THAT NO POLICY LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE IN THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUND SERIES. THE POLICY FUND, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATES SHOWN OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES DURING THE INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY MIDLAND, THE SEPARATE ACCOUNT, OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

MIDLAND NATIONAL LIFE INSURANCE COMPANY – VUL – CV 2
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION 1                                                                                                          ASSUMED HYPOTHETICAL GROSS

MALE STANDARD NON-SMOKER ISSUE AGE 35                                                                       ANNUAL RATE OF RETURN: 6%

WITH WAIVER OF SURRENDER CHARGE RIDER

$225,000 INITIAL FACE AMOUNT                                                                         ASSUMED MONTHLY PREMIUM(1): $112.50

	Assuming Current Costs				Assuming Guaranteed Costs
End of Year	Premiums Accumulated at 5% Interest Per Year	Policy Fund	Cash surrender value	Death Benefit	Policy Fund	Cash surrender value	Death Benefit
1	1,386	598	598	225,000	405	405	225,000
2	2,842	1,197	1,197	225,000	802	802	225,000
3	4,370	1,796	1,796	225,000	1,190	1,190	225,000
4	5,975	2,396	2,396	225,000	1,596	1,596	225,000
5	7,660	2,995	2,995	225,000	1,994	1,994	225,000
6	9,429	3,622	3,622	225,000	2,383	2,383	225,000
7	11,287	4,252	4,252	225,000	2,735	2,735	225,000
8	13,238	4,910	4,910	225,000	3,078	3,078	225,000
9	15,286	5,545	5,545	225,000	3,381	3,381	225,000
10	17,437	6,183	6,183	225,000	3,645	3,645	225,000
15	29,914	11,758	11,758	225,000	4,680	4,680	225,000
20	45,839	18,420	18,420	225,000	5,053	5,053	225,000
25	66,164	25,284	25,284	225,000	1,567	1,567	225,000
30	92,104	29,911	29,911	225,000	0	0	225,000
35	125,210	30,371	30,371	225,000	0	0	225,000
40	167,464	21,908	21,908	225,000	0	0	0
45	221,391	0	0	0	0	0	0
50	290,217	0	0	0	0	0	0
55	378,059	0	0	0	0	0	0
60	490,170	0	0	0	0	0	0
65	633,255	0	0	0	0	0	0

1.        ASSUMES A $112.50 PREMIUM IS PAID AT THE BEGINNING OF EACH MONTHLY ANNIVERSARY. VALUES WOULD BE DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.

2.       ASSUMES THAT NO POLICY LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE IN THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUND SERIES. THE POLICY FUND, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATES SHOWN OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES DURING THE INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY MIDLAND, THE SEPARATE ACCOUNT, OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

MIDLAND NATIONAL LIFE INSURANCE COMPANY – VUL – CV 2
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION 1                                                                                                          ASSUMED HYPOTHETICAL GROSS

MALE STANDARD NON-SMOKER ISSUE AGE 35                                                                     ANNUAL RATE OF RETURN: 12%

WITH WAIVER OF SURRENDER CHARGE RIDER

$225,000 INITIAL FACE AMOUNT                                                                         ASSUMED MONTHLY PREMIUM(1): $112.50

	Assuming Current Costs				Assuming Guaranteed Costs
End of Year	Premiums Accumulated at 5% Interest Per Year	Policy Fund	Cash surrender value	Death Benefit	Policy Fund	Cash surrender value	Death Benefit
1	1,386	617	617	225,000	417	417	225,000
2	2,842	1,271	1,271	225,000	852	852	225,000
3	4,370	1,966	1,966	225,000	1,303	1,303	225,000
4	5,975	2,707	2,707	225,000	1,804	1,804	225,000
5	7,660	3,497	3,497	225,000	2,329	2,329	225,000
6	9,429	4,372	4,372	225,000	2,882	2,882	225,000
7	11,287	5,311	5,311	225,000	3,438	3,438	225,000
8	13,238	6,350	6,350	225,000	4,026	4,026	225,000
9	15,286	7,444	7,444	225,000	4,620	4,620	225,000
10	17,437	8,627	8,627	225,000	5,223	5,223	225,000
15	29,914	19,107	19,107	225,000	8,912	8,912	225,000
20	45,839	36,515	36,515	225,000	14,269	14,269	225,000
25	66,164	64,656	64,656	225,000	19,256	19,256	225,000
30	92,104	109,867	109,867	225,000	21,074	21,074	225,000
35	125,210	186,960	186,960	225,000	13,013	13,013	225,000
40	167,464	321,110	321,110	343,588	0	0	0
45	221,391	547,279	547,279	574,644	0	0	0
50	290,217	921,538	921,538	967,616	0	0	0
55	378,059	1,531,534	1,531,534	1,608,111	0	0	0
60	490,170	2,548,075	2,548,075	2,573,556	0	0	0
65	633,255	4,326,178	4,326,178	4,326,179	0	0	0

1.        ASSUMES A $112.50 PREMIUM IS PAID AT THE BEGINNING OF EACH MONTHLY ANNIVERSARY. VALUES WOULD BE DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.

2.       ASSUMES THAT NO POLICY LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE IN THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUND SERIES. THE POLICY FUND, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATES SHOWN OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES DURING THE INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY MIDLAND, THE SEPARATE ACCOUNT, OR THE FUND THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Definitions

Accumulation Unit means the units credited to each investment division in the Separate Account.

Age means the age of the Insured person on his/her last birthday preceding the policy date.

Attained Age means the age of the Insured person on his/her birthday preceding a policy anniversary date.

Beneficiary means the person or persons to whom the policy’s death benefit is paid when the Insured dies.

Business Day means any day the New York Stock Exchange is open for regular trading and ends at the close of the regular trading (usually 3:00 p.m. Central Time).

Cash Surrender Value means the policy fund on the date of the surrender, less any surrender charge.

Death Benefit means the amount payable under Your policy when the Insured dies.

Evidence of Insurability means evidence, satisfactory to Us, that the Insured is insurable and meets Our underwriting standards.

Executive Office means where You write to Us to pay premiums or take other action, such as transfers between investment divisions, changes in face amount, or other such action regarding Your policy. The address is:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

You may also reach Us at Our Executive Office by calling Us toll-free at (800) 272-1642 or faxing Us at (605) 373-3621 (facsimile for administrative requests) or (605) 373‑8557 (facsimile for transaction requests).

Face Amount means the amount stated on the face of Your policy that will be paid either upon the death of the Insured or the policy maturity, whichever date is earlier.

Funds mean the investment companies, commonly called mutual funds, that are available for investment by Separate Account A on the policy date or as later changed by Us.

Inforce means the Insured’s life remains Insured under the terms of the policy.

Investment Division means a division of Separate Account A which invests exclusively in the shares of a specified portfolio of the fund.

Modified Endowment Contract (“MEC”) is a policy where premiums are paid more rapidly than the rate defined by a 7-pay test.

Monthly Anniversary means the day of each month that has the same numerical date as the policy date.

Net Cash Surrender Value means the cash surrender value less any outstanding policy debt.

Net Premium means the premium paid less a deduction of the premium load and less any applicable service charge.  Note:  The first monthly deduction is also taken from the initial premium.

No Lapse Guarantee Period means the amount of time this policy is guaranteed to remain inforce if the sum of the premiums paid, less any policy debt and withdrawals, is equal to or greater than the no lapse guarantee premium requirement.

Policy Anniversary means the same month and day of the policy date in each year following the policy date.

Policy Date means the date insurance coverage is effective and from which policy anniversaries and policy years are determined.

Policy Debt means the total loan on the policy on that date plus the interest that has accrued, but has not been paid as of that date.

Policy Fund means the sum of monies in Our Separate Account A attributable to Your inforce policy plus any monies in Our General Account for Your policy.

Policy Month means a month that starts on a monthly anniversary and ends on the following monthly anniversary.

Policy Year means a year that starts on the policy date or on each anniversary thereafter.

Protected Death Benefit Distributable Fund means the amount equal to 97% of the result of (1) less (2), where:

1.   Is the Policy Fund; and

2.   Is the greater of (a) and (b), where,

(a)    Is (100% - the Protected Death Benefit Percentage) times the Policy Fund; and

(b)   Is the Protected Death Benefit Fund

Record Date means the date the policy is recorded on Our books as an inforce policy.

Rider Date means the date the rider takes effect.

Separate Account means Our Separate Account A which receives and invests Your net premiums under the policy.

Specified Amount means the face amount of the policy.  The term “specified amount” used in Your policy has the same meaning as the term “face amount” used in this prospectus.

Surrender Charge means a charge made only upon surrender of the policy.

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account A, including more information about distribution expenses, commissions, and compensation than is contained in this Prospectus.  The SAI is incorporated by referenced into this Prospectus and is legally a part of this Prospectus.  A free copy of the SAI can be obtained by calling (800) 272-1642 or by contacting Your registered representative. We will send You a copy of the SAI within 3 business days of Your request.

Personalized illustrations of death benefits, cash surrender values, and cash values are also available free of charge upon request.  You can obtain a personalized illustration or make other policy inquiries by contacting Our Executive Office at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

(800) 272-1642

Information about the Separate Account can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the public reference room may be obtained by calling the SEC at 202-551-8090.  Reports and other information about the Separate Account are also available on the SEC’s Internet site at http://www.sec.gov.  Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC  20549-0102

SEC File No. 811-05271

vulcv2_sai.htm - Midland National Life Insurance Company

STATEMENT OF ADDITIONAL INFORMATION FOR THE

VARIABLE UNIVERSAL LIFE – CV 2

Flexible Premium Variable Universal Life Policy

Issued By:

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(through the Midland National Life Separate Account A)

This Statement of Additional Information (“SAI”) expands upon subjects discussed in the current prospectus for the Variable Universal Life Insurance – CV 2 Policy (“policy”) offered by Midland National Life Insurance Company.  You may obtain a free copy of the prospectus dated May 1, 2010, by contacting Us at Our Executive Office at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

(605) 335-5700 (telephone)

 (800) 272-1642 (toll-free telephone)

(605) 373-8557 (facsimile for transaction requests)

(605) 335-3621 (facsimile for administrative requests)

Terms used in this SAI have the same meanings as in the current prospectus for the policy.

This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for this policy and the prospectuses for the 58 Portfolios currently available in the policy.

Dated May 1, 2010

the policy

policyowner

death benefit

payment options

premium limitations

about us

midland national life insurance company

our separate account a

our reports to policyowners

dividends

distribution of the policies

regulation

discount for employees of sammons enterprises, inc.

legal matters

financial matters

additional information

performance

illustrations

financial statements

the policy

The entire contract is made up of the policy, including any supplemental benefit, schedules, the signed written application for the policy, and any attached supplemental written application(s).  We assume that each statement made in the written application is made to the best of the knowledge and belief of the person(s) who made them and, in the absence of fraud, those statements are deeded to be representations and not warranties.  We cannot use any statement to deny a claim or to void the policy unless it is contained in a written application that is made part of the policy by attachment or insertion.

policyowner

The policyowner is the insured unless another individual has been named in the application.  As policyowner, You are entitled to exercise all rights under Your policy while the insured is alive. Without any beneficiary consent You can:

1.       Transfer ownership of Your policy by absolute assignment;

2.       Designate, change or revoke a contingent owner; or

3.       Change any revocable beneficiary during the insured’s lifetime.

With each irrevocable beneficiary’s consent, You may:

  Change the irrevocable beneficiary during the insured’s lifetime;
  Receive any benefit, exercise any right, and use any privilege granted by Your policy allowed by Us; or
  Agree with Us to any change or amendment of Your policy.

If You die while the insured is alive, the contingent owner, if any, will become the owner.  If there is no contingent owner, ownership will pass to Your estate.

death benefit

As long as the policy is still inforce, We will pay the death benefit to the beneficiary when the insured dies.  Federal tax law may require a greater death benefit than the one provided for in Your policy.  Your policy allows a choice between two death benefit qualification tests – the Cash Value Accumulation Test and the Guideline Premium Test.  Both of these tests are ones defined under Section 7702 of the Internal Revenue Code.

If you do not want limits (subject to Company minimums and maximum and the policy becoming a Modified Endowment Contract), on the amount of premium You can pay into the policy, the Cash Value Accumulation Test is usually the better choice.

The Guideline Premium Test will usually result in a lower minimum death benefit than the Cash Value Accumulation Test.  Your choice depends on the premiums You want to pay.  THE GUIDELINE PREMIUM TEST IS THE DEFAULT TEST FOR YOUR POLICY, AND HISTORICALLY HAS BEEN THE MORE POPULAR CHOICE.

Under both the Cash Value Accumulation Test and the Guideline Premium Test, the guideline minimum death benefit is the accumulation value of Your policy (Your policy fund) times a corridor percentage.  The corridor percentages do vary depending on the test that you choose.

For the Guideline Premium Test, the corridor percentage varies by the policy age of the insured(s) at the start of the policy year and declines as the insured person gets older.

The minimum death benefit will be Your policy fund on the day the insured person dies multiplied by the corridor percentage for his or her age. For this purpose, age is the policy age (last birthday) at the beginning of the policy year of the insured person’s death.

For the Cash Value Accumulation Test, the corridor percentage varies by the policy age, sex and Premium Class of the Insured.  The minimum death benefit will be Your policy fund on the day the insured person dies multiplied by the percentage for his or her age.  For this purpose, age is the policy age (last birthday) at the beginning of the policy year of the insured person’s death.

Table of Corridor Percentages – Guideline Premium Test

Based on Policy Fund

If the Insured Person’s Policy Age Is This	The Death Benefit Will Be At Least Equal To This Percent Of The Policy Fund	If the Insured Person’s Policy Age Is This	The Death Benefit Will Be At Least Equal To This Percent Of The Policy Fund
0-40	250%	60	130%
41	243%	61	128%
42	236%	62	126%
43	229%	63	124%
44	222%	64	122%
45	215%	65	120%
46	209%	66	119%
47	203%	67	118%
48	197%	68	117%
49	191%	69	116%
50	185%	70	115%
51	178%	71	113%
52	171%	72	111%
53	164%	73	109%
54	157%	74	107%
55	150%	75-90	105%
56	146%	91	104%
57	142%	92	103%
58	138%	93	102%
59	134%	94	101%
		95-99	100%

These percentages are based on federal income tax law for the Guideline Premium Test, which requires a minimum death benefit, in relation to policy fund, for Your policy to qualify as life insurance.

Example – Assuming Guideline Premium Test

Assume the insured person is 55 years old and the face amount is $100,000. The “corridor percentage” for the Guideline Premium Test at that age is 150%. Under option 1, the death benefit will generally be $100,000. However, when the policy fund is greater than $66,666,67, the corridor percentage applies and the death benefit will be greater than $100,000 (since 150% of $66,666.67 equals $100,000). In this case, at age 55, We multiply the policy fund by a factor of 150%. So if the policy fund were $70,000, then the death benefit would be $105,000.

Under option 2, the death benefit is the face amount plus the policy fund. In this example, if a 55 year-old had a face amount of $100,000 and a policy fund of $200,000, then the death benefit would be $300,000. This figure results from either: (a) adding the face amount to the policy fund or (b) multiplying the policy fund by the corridor percentage. For all policy funds higher than this level, the corridor percentage would apply. Therefore, for every $1.00 added to the policy fund above $200,000, the death benefit would increase by $1.50 (at that age).

Table of Corridor Percentages Cash Value Accumulation Test

Male

Based on Policy Fund

If the Insured Person’s Policy Age is this	The Death Benefit Will be at Least Equal to This Percent of The Policy Fund	If the Insured Person’s Policy Age is this	The Death Benefit Will be at Least Equal to This Percent of The Policy Fund
0	1547.8%	51	272.2%
1	1503.6%	52	263.7%
2	1455.4%	53	255.4%
3	1406.2%	54	247.6%
4	1356.2%	55	240.1%
5	1307.9%	56	232.9%
6	1261.2%	57	226.1%
7	1216.0%	58	219.5%
8	1172.4%	59	213.2%
9	1130.1%	60	207.2%
10	1089.3%	61	201.4%
11	1049.8%	62	195.9%
12	1011.7%	63	190.7%
13	975.9%	64	185.7%
14	941.3%	65	181.0%
15	908.7%	66	176.5%
16	878.8%	67	172.2%
17	850.4%	68	168.0%
18	822.8%	69	164.1%
19	796.6%	70	160.2%
20	771.0%	71	156.5%
21	746.1%	72	153.0%
22	721.7%	73	149.7%
23	698.6%	74	146.5%
24	676.0%	75	143.5%
25	654.0%	76	140.6%
26	632.5%	77	137.9%
27	612.0%	78	135.3%
28	592.1%	79	132.9%
29	572.6%	80	130.6%
30	553.7%	81	128.5%
31	535.2%	82	126.5%
32	517.0%	83	124.6%
33	499.6%	84	122.8%
34	482.6%	85	121.2%
35	466.1%	86	119.7%
36	450.1%	87	118.3%
37	434.8%	88	117.0%
38	420.1%	89	115.9%
39	405.7%	90	114.8%
40	392.0%	91	113.9%
41	378.7%	92	113.0%
42	366.0%	93	112.2%
43	353.8%	94	111.4%
44	342.2%	95	110.8%
45	331.0%	96	110.1%
46	320.2%	97	109.5%
47	309.9%	98	108.9%
48	300.0%	99+	108.4%
49	290.4%
50	281.1%

Example – Assuming Cash Value Accumulation Test

Assume the insured person is 55 years old, male standard non- tobacco and the face amount is $100,000. The “corridor percentage” for the Cash Value Accumulation Test at that age is 240.1%. Under option 1, the death benefit will generally be $100,000. However, when the policy fund is greater than $41,649.31, the corridor percentage applies and the death benefit will be greater than $100,000 (since 240.1% of $41,649.31 equals $100,000). In this case, at age 55, We multiply the policy fund by a factor of 240.1%. So if the policy fund were $70,000, then the death benefit would be $168,070.

Under option 2, the death benefit is the face amount plus the policy fund. In this example, if a 55 year-old had a face amount of $100,000 and a policy fund of $71,377.59, then the death benefit would be $171,377.59. This figure results from either: (a) adding the face amount to the policy fund or (b) multiplying the policy fund by the corridor percentage. For all policy funds higher than this level, the corridor percentage would apply. Therefore, for every $1.00 added to the policy fund above $71,377.59, the death benefit would increase by $2.40 (at that age).

payment options

You may choose for policy benefits and other payments (such as the net cash surrender value or death benefit) to be paid immediately in one lump sum or in another form of payment. Payments under these options are not affected by the investment performance of any investment division. Instead, interest accrues pursuant to the option chosen. If You do not arrange for a specific form of payment before the insured person dies, then the beneficiary will have this choice. However, if You do make an arrangement with Us for how the money will be paid, then the beneficiary cannot change Your choice.  Payment options will also be subject to Our rules at the time of selection.

premium limitations

Federal law limits the premiums that can be paid if this policy is to qualify as life insurance for tax purposes.  We will not accept a premium that would cause this limit to be exceeded.  If We accept such a premium in error, We will refund it as soon as the error is discovered.

If a policy change is executed that causes this policy to exceed the maximum premium limits allowed by federal law, We will refund the excess premium when the total premiums paid exceed the federal limits.

We will accept any premium needed to keep this policy in force.

about us

midland national life insurance company

We are Midland National Life Insurance Company, a stock life insurance company. We were organized, in 1906, in South Dakota, as a mutual life insurance company at that time named “The Dakota Mutual Life Insurance Company”. We were reincorporated as a stock life insurance company in 1909. Our name, Midland National Life Insurance Company, was adopted in 1925. We redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, and Puerto Rico.

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Our Financial Condition:  As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all of the contractual obligations of Our General Account to our policy owners.  We monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments.  It is important to note, however, that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations.  These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on Our General Account assets, as well as the loss in market value of those investments.  We may also experience liquidity risk if Our General Account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide collateral necessary to finance Our business operations.

We encourage both existing and prospective policy owners to read and understand our financial statements, which are included in this Statement of Additional Information ("SAI").

our separate account a

The “Separate Account” is Our Separate Account A, established under the insurance laws of the State of Iowa. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 but this registration does not involve any SEC supervision of its management or investment policies. The Separate Account meets the definition of a “Separate Account” under the federal securities laws. Income, gains and losses credited to, or charged against, the Separate Account reflects the investment experience of the Separate Account and not the investment experience of Midland National’s other assets.  The assets of the Separate Account may not be used to pay any of Our other liabilities.  We are obligated to pay all amounts guaranteed under the policy.

The Separate Account has a number of investment divisions, each of which invests in the shares of a corresponding portfolio of the funds. You may allocate part or all of Your net premiums in up to fifteen of the fifty-eight investment divisions of Our Separate Account at any one time.

our reports to policyowners

We currently intend to send You reports shortly after the end of the third, sixth, ninth, and twelfth policy months of each policy year that show:

•      the current death benefit for Your policy,

•      Your policy fund,

•      information about investment divisions,

•      the cash surrender value of Your policy,

•      the amount of Your outstanding policy loans,

•      the amount of any interest that You owe on the loan, and

•      information about the current loan interest rate.

The annual report will show any transactions involving Your policy fund that occurred during the policy year. Transactions include Your premium allocations, Our deductions, and Your transfer or withdrawals. The annual or other periodic statements provide confirmations of certain regular, periodic items (such as monthly deductions and premium payments by Civil Service Allotment or automatic checking account deductions). We may change these reporting practices. Confirmations will be sent to You for transfers of amounts between investment divisions and certain other policy transactions.

Our report also contains information that is required by the insurance supervisory official in the jurisdiction in which this insurance policy is delivered.

We will send You semi-annual reports with financial information on the funds.

dividends

We do not pay any dividends on these policies.

distribution of the policies

The policies are offered to the public on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering.

Sammons Securities Company, LLC (“Sammons Securities Company”) serves as principal underwriter for the policies.  Sammons Securities Company is a Delaware limited liability company and its home office is located at 4261 Park Road, Ann Arbor, Michigan 48103.  Sammons Securities Company is an indirect, wholly-owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas, which in turn is the ultimate parent company of Midland National Life Insurance Company.  Sammons Securities Company is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc.  Sammons Securities Company offers the policies through its registered representatives.  Sammons Securities Company is a member of the Securities Investor Protection Corporation.  Sammons Securities Company also may enter into selling agreements with other broker-dealers (“selling firms”) and compensate them for their services.  Registered representatives are appointed as Our insurance agents.

Sammons Securities Company received sales compensation with respect to these policies and other variable life policies not included in this registration statement under the Midland National Life Separate Account A in the following amounts during the years indicated:

Fiscal year	Aggregate Amount of Commissions Paid to Sammons Securities Company*	Aggregate Amount of Commissions Retained by Sammons Securities Company*

2007	$8,589,634	$88,602
2008	$7,179,896	$72,557
2009	$4,282,773	$47,429

*Includes total sales compensation paid to registered persons of Sammons Securities Company and an underwriting fee of 1.25% of first-year commissions paid to Sammons Securities Company for all of Midland National’s variable universal life insurance policies under Separate Account A.

Sammons Securities Company passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the policies.  However, under the distribution agreement with Sammons Securities Company, We pay the following sales expenses:

•         sales representative training allowances,

•         deferred compensation and insurance benefits,

•         advertising expenses, and

•         all other expenses of distributing the policies.

We and/or Sammons Securities Company may pay certain selling firms additional amounts for

•         “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives;

•         sales promotions relating to the policies;

•         costs associated with sales conferences and educational seminars for their sales representatives; and

•         other sales expenses incurred by them.

We and/or Sammons Securities Company may make bonus payments to certain selling firms based on aggregate sales or persistency standards.  These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

Pending regulatory approvals, We intend to distribute the policies in all states, except New York, and in certain United States possessions and territories.

regulation

We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where We sell policies. This policy has been filed with and, as necessary, approved by insurance officials in those states. The provisions of this policy may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell policies. The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations.

We are also subject to various federal securities laws and regulations with respect to the Separate Account and the policies.

discount for employees of sammons enterprises, inc.

Employees of Sammons Enterprises, Inc. may receive a discount of up to 25% of first year premiums. Midland National is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Us will be paid into the employee’s policy during the first year. All other policy provisions will apply.

legal matters

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided certain legal advice relating to certain matters under the federal securities laws.

financial matters

The financial statements of Midland National Life Separate Account A and Midland National Life Insurance Company, included in this SAI and the registration statement, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, for the periods indicated in their report which appears in this SAI. The address for PricewaterhouseCoopers LLP is 100 E. Wisconsin Ave., Suite 1800, Milwaukee, WI 53202. The financial statements have been included in reliance upon reports given upon the authority of the firm as experts in accounting and auditing.

additional information

We have filed a Registration Statement relating to the Separate Account and the variable life insurance policy described in this SAI with the SEC. The Registration Statement, which is required by the Securities Act of 1933, includes additional information that is not required in this SAI under the rules and regulations of the SEC. If You would like additional information, then You may obtain it from the SEC’s main office in Washington, DC. You will have to pay a fee for the material.

performance

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners.  We base the performance information on the investment experience of the investment division and the funds.  The information does not indicate or represent future performance.Total return quotations reflect changes in funds’ share prices, and the automatic reinvestment by the Separate Account of all distributions and the deduction of the mortality and expense risk charge.  The quotations will not reflect deductions from premiums (the premium tax charge), the monthly deduction from the policy fund (the expense charge, the cost of insurance charge, the percent of policy fund charge, and any charges for additional benefits), the surrender charge, or other transaction charges.  These fees and charges would have reduced the performance shown.  Therefore, these returns do not show how actual investment performance will affect policy benefits.  A cumulative total return reflects performance over a stated period of time.  An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.  Average annual total returns tend to smooth out variations in an investment division’s returns and are not the same as actual year-by-year results.

Midland National may advertise performance figures for the investment divisions based on the performance of a portfolio before the Separate Account commenced operations.

illustrations

Midland National may provide individual hypothetical illustrations of policy fund, cash surrender value, and death benefits based on the funds’ historical investment returns.  These illustrations will reflect the deduction of expenses in the funds and the deduction of policy charges, including the deductions from premiums, the monthly deduction from the policy fund and the surrender charge.  The hypothetical illustrations are designed to show the performance that could have resulted if the policy had been in existence during the period illustrated and do not indicate what policy benefits will be in the future.

financial statements

The financial statements of Midland National Life Insurance Company included in this SAI should be distinguished from the financial statements of the Midland National Life Separate Account A and should be considered only as bearing upon the ability of Midland National Life Insurance Company to meet its obligations under the policies.  They should not be considered as bearing upon the safety or investment performance of the assets held in the Separate Account.

Midland National Life Insurance Co.
Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Financial Statements
Years Ended December 31, 2009 and 2008

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Index
----------------------------------------------------------------------------------------

                                                                                 Page(s)

Report of Independent Registered Public Accounting Firm................................1

Consolidated Financial Statements

Statements of Cash Flows.............................................................5-6

Notes to Consolidated Financial Statements..........................................7-57

PricewaterhouseCoopers LLP
Suite 1800
100 E. Wisconsin Ave.
Milwaukee WI 53202
Telephone (414) 212 1600
Facsimile (414) 212 1880
www.pwc.com

                Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of
Midland National Life Insurance Company and Subsidiary

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, of consolidated stockholder's equity, and of consolidated cash flows present fairly, in all material respects, the consolidated financial position of Midland National Life Insurance Company and
Subsidiary (an indirect, wholly owned subsidiary of Sammons Enterprises, Inc.)
(the "Company") at December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended
December 31, 2009 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

March 24, 2010

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Income
----------------------------------------------------------------------------------------
Years Ended December 31, 2009 and 2008

(Dollars in Thousands, except par value and shares)                                          2009                2008

Assets
Investments
    Fixed maturities, available for sale, at fair value                                      $22,256,805         $20,400,384
    Equity securities, at fair value                                                             462,328             387,086
    Mortgage loans                                                                               241,001             252,485
    Policy loans                                                                                 315,979             315,492
    Short-term investments                                                                       353,271             178,271
    Derivative instruments                                                                       435,085             107,416
    Other invested assets                                                                        337,514             377,954
                                                                                       ------------------  ------------------
              Total investments                                                               24,401,983          22,019,088
Cash                                                                                             269,749             103,485
Accrued investment income                                                                        217,912             225,403
Deferred policy acquisition costs                                                              1,798,826           2,012,764
Deferred sales inducements                                                                       626,447             764,191
Present value of future profits of acquired businesses                                            21,767              34,020
Federal income tax asset, net                                                                    410,274             470,627
Other receivables, other assets and property, plant and equipment                                145,213             139,152
Reinsurance receivables                                                                        2,079,974           1,640,493
Separate account assets                                                                          934,472             719,240
                                                                                       ------------------  ------------------
              Total assets                                                                   $30,906,617         $28,128,463
                                                                                       ------------------  ------------------

Liabilities
Policyholder account balances                                                                $23,244,885         $21,648,394
Policy benefit reserves                                                                        1,003,106             965,373
Policy claims and benefits payable                                                                99,461             114,258
Repurchase agreements, other borrowings and collateral on derivatives                          2,974,315           3,049,335
Derivative instruments                                                                            51,187              47,123
Other liabilities                                                                                674,515             406,693
Separate account liabilities                                                                     934,472             719,240
                                                                                       ------------------  ------------------
              Total liabilities                                                               28,981,941          26,950,416
                                                                                       ------------------  ------------------

Stockholder's equity
Common stock, $1 par value, 2,549,439 shares authorized,
 2,548,878 shares outstanding                                                                      2,549               2,549
Additional paid-in capital                                                                       301,827             318,707
Accumulated other comprehensive loss                                                            (483,751)           (781,910)
Retained earnings                                                                              1,599,861           1,504,864
                                                                                       ------------------  ------------------
    Total Midland National Life Ins. Co. stockholder's equity                                  1,420,486           1,044,210
Noncontrolling interest                                                                          504,190             133,837
                                                                                       ------------------  ------------------
    Total stockholder's equity                                                                 1,924,676           1,178,047
                                                                                       ------------------  ------------------
              Total liabilities and stockholder's equity                                     $30,906,617         $28,128,463
                                                                                       ------------------  ------------------

The accompanying notes are an integral part of these consolidated financial statements.

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Stockholder's Equity
----------------------------------------------------------------------------------------
Years Ended December 31, 2009 and 2008

(Dollars in Thousands)                                                            2009               2008               2007
Revenues
Premiums                                                                           $ 147,415          $ 137,156          $ 124,312
Interest sensitive life and investment product charges                               295,560            288,514            273,272
Net investment income                                                              1,059,608            966,440          1,135,638
Net gains (losses) on derivatives                                                   (157,076)           (37,865)           116,037
Net unrealized gain on variable interest entity                                       35,795             27,442                  -
Net realized investment gains (losses)                                               154,827            117,775             79,331

  Total other-than-temporary impairment losses                                       (83,778)           (87,404)            (7,394)
    Non-credit portion in other comprehensive income (loss)                           12,307                  -                  -
                                                                             ----------------   ----------------   ----------------
Net impairment loss recognized in earnings                                           (71,471)           (87,404)            (7,394)

Other income                                                                          12,419             16,583             14,862
                                                                             ----------------   ----------------   ----------------
              Total revenue                                                        1,477,077          1,428,641          1,736,058
                                                                             ----------------   ----------------   ----------------

Benefits and expenses
Interest credited to policyholder account balances                                   541,266            447,901            709,144
Benefits incurred                                                                    238,071            245,319            220,550
Amortization of deferred sales inducements                                            60,246             74,081             80,334
                                                                             ----------------   ----------------   ----------------
              Total benefits                                                         839,583            767,301          1,010,028
                                                                             ----------------   ----------------   ----------------

Operating and other expenses (net of commissions and other
 expenses deferred)                                                                  162,648             92,491             99,857
Amortization of deferred policy acquisition costs and
 present value of future profits of acquired businesses                              175,601            178,739            236,708
                                                                             ----------------   ----------------   ----------------
              Total benefits and expenses                                          1,177,832          1,038,531          1,346,593
                                                                             ----------------   ----------------   ----------------
              Income before income taxes                                             299,245            390,110            389,465
Income tax expense                                                                   102,308            138,996            134,086
                                                                             ----------------   ----------------   ----------------

              Net income                                                           $ 196,937          $ 251,114          $ 255,379
                                                                             ----------------   ----------------   ----------------

        Less: Net income attributable to noncontrolling interests                    (57,373)            (6,437)                 -
                                                                             ----------------   ----------------   ----------------
    Net income attributable to Midland National Life Ins. Co                       $ 139,564          $ 244,677          $ 255,379
                                                                             ----------------   ----------------   ----------------

The accompanying notes are an integral part of these consolidated financial statements.

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Cash Flows
----------------------------------------------------------------------------------------
Years Ended December 31, 2009 and 2008

                                                               Midland National Life Insurance Co. Stockholder's Equity
                                                               --------------------------------------------------------
                                                                                                      Accumulated
                                                                          Additional                    Other
                                                                Common     Paid-in     Comprehensive  Comprehensive
(Dollars in Thousands)                                          Stock      Capital     Income (Loss)  Income (Loss)

                                                               ---------  ----------                  ------------
Balances at December 31, 2006                                     2,549     268,707                       12,823
Comprehensive income (loss)
   Net income                                                                            $255,379
   Other comprehensive income (loss)
     Pension liability (net of tax $757)                                                    1,407          1,407
     Net unrealized loss on available-for-sale investments
      and certain interest rate swaps (net of tax ($36,257))                              (67,332)       (67,332)
                                                                                       -----------
           Total comprehensive income                                                    $189,454
                                                                                       -----------
Adjustment to initially apply SFAS Statement No. 158
   (net of applicable income tax benefit of ($1,312))                                                     (2,438)
Dividends paid on common stock
                                                               ---------  ----------                  -----------
Balances at December 31, 2007                                     2,549     268,707                      (55,540)

Comprehensive income (loss)
   Net income                                                                            $244,677
   Other comprehensive income (loss)
     Pension liability (net of tax ($1,259))                                               (2,337)        (2,337)
     Post-retirement liability (net of tax of $682)                                         1,266          1,266
     Net unrealized loss on available-for-sale investments
      and certain interest rate swaps (net of tax ($390,545))                            (725,299)      (725,299)
                                                                                       -----------
           Total comprehensive loss                                                    $ (481,693)
                                                                                       -----------
Capital contribution                                                         50,000
Dividends paid on common stock
                                                               ---------  ----------                  -----------
Balances at December 31, 2008                                   $ 2,549    $318,707                   $ (781,910)
                                                               ---------  ----------                  -----------
Reclassification of non-credit impairment losses
   from prior periods (net of tax ($3,796))                                                               (7,050)
Sale of subsidiary to noncontrolling interest                               (16,880)
Comprehensive income (loss)
   Net income                                                                            $139,564
   Other comprehensive income (loss)
     Pension liability (net of tax ($1,200))                                               (2,229)        (2,229)
     Post-retirement liability (net of tax of $340)                                           630            630
     Net unrealized gain on available-for-sale investments,
      non-credit portion of OTTI, and certain interest rate
      swaps (net of tax $165,204)                                                         306,808        306,808
                                                                                       -----------
           Total comprehensive income                                                     444,773
                                                                                       -----------
Capital contribution
Dividends paid on common stock
                                                               ---------  ----------                  -----------
Balances at December 31, 2009                                   $ 2,549    $301,827                   $ (483,751)
                                                               ---------  ----------                  -----------

The accompanying notes are an integral part of these consolidated financial statements.

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Cash Flows (Continued)
----------------------------------------------------------------------------------------
Years Ended December 31, 2009 and 2008

                                                               Midland National Life Insurance Co. Stockholder's Equity
                                                               --------------------------------------------------------

                                                                                             Total
                                                                Retained    Noncontrolling  Stockholder's
(Dollars in Thousands)                                          Earnings      Interest       Equity
                                                                             ------------
                                                               ------------                -----------
Balances at December 31, 2006                                    1,094,893             -    1,378,972
Comprehensive income (loss)
   Net income                                                      255,379                    255,379
   Other comprehensive income (loss)
     Pension liability (net of tax $757)                                                        1,407
     Net unrealized loss on available-for-sale investments
      and certain interest rate swaps (net of tax ($36,257))                                  (67,332)

           Total comprehensive income

Adjustment to initially apply SFAS Statement No. 158
   (net of applicable income tax benefit of ($1,312))                                          (2,438)
Dividends paid on common stock                                     (43,345)                   (43,345)
                                                               ------------  ------------  -----------
Balances at December 31, 2007                                    1,306,927             -    1,522,643

Comprehensive income (loss)
   Net income                                                      244,677         6,437      251,114
   Other comprehensive income (loss)
     Pension liability (net of tax ($1,259))                                                   (2,337)
     Post-retirement liability (net of tax of $682)                                             1,266
     Net unrealized loss on available-for-sale investments
      and certain interest rate swaps (net of tax ($390,545))                                (725,299)

           Total comprehensive loss

Capital contribution                                                             127,400      177,400
Dividends paid on common stock                                     (46,740)                   (46,740)
                                                                             ------------  -----------
Balances at December 31, 2008                                  $ 1,504,864     $ 133,837   $ 1,178,047
                                                               ------------  ------------  -----------
Reclassification of non-credit impairment losses
   from prior periods (net of tax ($3,796))                          7,050                          -
Sale of subsidiary to noncontrolling interest                                     16,880            -
Comprehensive income (loss)
   Net income                                                      139,564        57,373      196,937
   Other comprehensive income (loss)
     Pension liability (net of tax ($1,200))                                                   (2,229)
     Post-retirement liability (net of tax of $340)                                               630
     Net unrealized gain on available-for-sale investments,
      non-credit portion of OTTI, and certain interest rate
      swaps (net of tax $165,204)                                                             306,808

           Total comprehensive income

Capital contribution                                                             296,100      296,100
Dividends paid on common stock                                     (51,617)                   (51,617)
                                                               ------------                -----------
Balances at December 31, 2009                                  $ 1,599,861     $ 504,190   $ 1,924,676
                                                               ------------  ------------  -----------

The accompanying notes are an integral part of these consolidated financial statements.

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Cash Flows
----------------------------------------------------------------------------------------
Years Ended December 31, 2009 and 2008

(Dollars in Thousands)                                                 2009          2008          2007

Cash flows from operating activities
Net income                                                          $  196,937    $  251,114    $  255,379
Adjustments to reconcile net income to net cash
 (used in) provided by operating activities
    Amortization of deferred policy acquisition costs,
     deferred sales inducements and
     present value of future profits of
     acquired businesses                                               235,847       252,821       317,042
    Net amortization of premiums and discounts on investments          (89,973)      (53,509)      (38,907)
    Amortization of index options                                      165,439       258,469       266,142
    Policy acquisition costs deferred                                 (214,843)     (239,169)     (227,657)
    Sales inducements deferred                                         (74,579)      (96,598)      (82,688)
    Net realized investment (gains) losses                             (83,356)      (30,371)      (71,937)
    Net losses (gains) on derivatives                                  157,076        37,865      (116,037)
    Net unrealized gain from variable interest entity                  (35,795)      (27,442)            -
    Deferred income taxes                                              (17,781)       21,142        48,077
    Net interest credited and product charges on
     universal life and investment policies                            436,536       365,747       709,715
    Changes in other assets and liabilities
      Net receivables                                                  (57,028)       (8,417)     (118,256)
      Net payables                                                     125,697        18,239       (17,826)
      Policy benefits                                                   55,813        91,041        65,289
      Other                                                               (567)        4,410         5,808
                                                                    -----------  ------------  ------------

              Net cash provided by operating activities                799,423       845,342       994,144
                                                                    -----------  ------------  ------------

Cash flows from investing activities
Proceeds from investments sold, matured or repaid
    Fixed maturities                                                 7,712,355     8,621,197    10,477,422
    Equity securities                                                  100,281       138,241       594,464
    Mortgage loans                                                      33,601        43,499        37,901
    Derivative instruments                                               9,987        45,877        13,554
    Other invested assets                                               37,206        26,382        62,235
Cost of investments acquired
    Fixed maturities                                                (9,049,051)  (10,928,448)  (12,192,132)
    Equity securities                                                 (102,725)     (130,751)     (586,859)
    Mortgage loans                                                     (25,893)       (4,720)      (24,568)
    Derivative instruments                                            (162,597)     (423,186)     (304,478)
    Other invested assets                                              (28,219)      (84,276)      (87,119)
Net change in policy loans                                                (487)      (16,081)      (13,647)
Net change in short-term investments                                  (175,000)      174,597       126,537
Net change in collateral on derivatives                                183,681       (92,372)     (158,990)
Net change in amounts due to/from brokers                              144,838         5,189         3,065
                                                                    -----------  ------------  ------------
              Net cash used in investing activities                 (1,322,023)   (2,624,852)   (2,052,615)
                                                                    -----------  ------------  ------------

Cash flows from financing activities
Receipts from universal life and investment products                 2,779,877     2,798,104     2,616,859
Benefits paid on universal life and investment
 products                                                           (2,076,795)   (1,870,294)   (1,805,015)
Net change in repurchase agreements and other borrowings              (258,701)      820,615       256,585
Receipts related to noncontrolling interest                            296,100       127,400
Capital contribution received                                                -        50,000             -
Dividends paid on common stock                                         (51,617)      (46,740)      (43,345)
                                                                    -----------  ------------  ------------
              Net cash provided by financing activities                688,864     1,879,085     1,025,084
                                                                    -----------  ------------  ------------

Net increase (decrease) in cash                                        166,264        99,575       (33,387)
Cash at beginning of year                                              103,485         3,910        37,297
                                                                    -----------  ------------  ------------
Cash at end of year                                                 $  269,749    $  103,485    $    3,910
                                                                    -----------  ------------  ------------

Supplemental disclosures of cash flow information
Cash paid during the year for
    Income taxes, paid to parent                                    $  204,153    $   59,855    $  107,447
    Interest on other borrowings                                         4,594         5,044           449

The accompanying notes are an integral part of these consolidated financial statements.

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Notes to Consolidated Financial Statements
Years Ended December 31, 2009 and 2008
----------------------------------------------------------------------------------------

(Dollars in Thousands)

1.      Summary of Significant Accounting Policies

        Organization
        Midland National Life Insurance Company and Subsidiary ("Midland
        National" or the "Company") is an indirect wholly owned subsidiary of
        Sammons Enterprises, Inc. ("SEI"). SFG Reinsurance Company ("SFG Re"), a
        subsidiary of Midland National, is a captive reinsurance company domiciled in South Carolina. Together, these companies offer individual life and annuity products in 49 states and the District of Columbia. The
        Company is affiliated through common ownership with North American
        Company for Life and Health Insurance ("North American").

        During 2008, Midland National became a limited partner in Guggenheim
        Partners Opportunistic Investment Grade Securities Fund, LLC (the
        "Fund") a private investment company and variable interest entity.
        Midland National is considered the primary beneficiary and owns 50.9%
        and 62.9% of the Fund as of December 31, 2009 and 2008, respectively. As the primary beneficiary, the Company consolidates the Fund in its consolidated financial statements.

        During 2008, SEI made a $50,000 capital contribution to the Company.

        Basis of Presentation
        The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United
        State of America ("GAAP") and reflect the consolidation of the Company with its wholly owned and majority owned subsidiary. All intercompany transactions have been eliminated in consolidation.

        The Company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity ("VIE").

        Voting interest entities are entities in which the total equity investment at risk is sufficient to enable the entity to finance its activities independently and the equity holders have the obligation to absorb losses, the right to receive residual returns, and the right to make decisions about the entity's activities. The usual condition for a controlling financial interest in an entity is ownership of a majority voting interest. Accordingly, the Company consolidates voting interest entities in which it has a majority voting interest.

        A VIE is defined as an entity whose equity investors do not have a controlling financial interest or do not have sufficient capital at risk for the entity to finance its activities without additional financial support from other parties. A company is deemed to be the primary beneficiary of a VIE if it expects to absorb a majority of the entities losses or receive a majority of the VIE's residual returns, or both. The
        Company consolidates VIE's for which it is deemed to be the primary beneficiary. The Company's share of earnings and losses of the investee is included in the consolidated operating results when the Company is able to exercise significant influence over the operating and financial decisions of the investee.

        When the Company does not have a controlling financial interest in an entity but exerts significant influence over the entity's operating and financial policies (generally defined as owning a voting interest of 20%
        to 50%) and has an investment in common stock or in-substance common stock, the Company accounts for its investment either with the equity method of accounting or at fair value.

        During 2008, one variable interest entity was identified where the
        Company is the primary beneficiary (refer to note 6). As of December 31,
        2009, the Company has other investments in limited partnerships that are reviewed to determine if any are variable interest entities. Some of these investments are VIEs, but in each case the Company has determined it is not the primary beneficiary. In accordance with the guidance on consolidating variable interest entities, the Company will continue to evaluate its position in the future as circumstances may change and the entity could be determined to be a VIE and the Company could become a primary beneficiary, in which case the Company would consolidate the variable interest entity into its financial statements.

        The Company evaluated subsequent events through March 24, 2010, the date the consolidated financial statements were issued.

        Use of Estimates
        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates.

        The most significant areas which require the use of management's estimates relate to the determination of the fair values of financial assets and liabilities, derivative instruments, deferred policy acquisition costs, deferred sales inducements, present value of future profits of acquired businesses and future policy benefits for traditional life insurance policies.

        Interest Rate Risk
        The Company is subject to the risk that interest rates will change and cause changes in investment prepayments and changes in the value of its investments. Policyholder persistency is also affected by changes in interest rates. To the extent that fluctuations in interest rates cause the cash flows and duration of assets and liabilities to differ from product pricing assumptions, the Company may have to sell assets prior to their maturity and realize a loss.

        Liquidity Risk
        Market conditions for fixed income securities could be such that illiquidity in the markets could make it difficult for the Company to sell certain securities and generate cash to meet policyholder obligations. Management believes it has adequate liquidity in its investment portfolio and other sources of funds to meet any future policyholder obligations.

        Counterparty Risk
        The Company enters into derivative and repurchase agreements with various financial institution counterparties. The Company is at risk that any particular counterparty will fail to fulfill its obligations under outstanding agreements. The Company limits this risk by selecting counterparties with long-standing performance records and with credit ratings of "A" or above. The amount of exposure to each counterparty is essentially the net replacement cost or market value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the Company or counterparty.

        Fair Value of Financial Instruments
        Beginning in the year ended December 31, 2008, the Company adopted the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities as issued by the
        Financial Accounting Standards Board (FASB). See Notes 2 and 3 for a
        discussion of this guidance. The Company uses the following methods and assumptions in estimating the fair values of its financial instruments:

        Investment Securities
        Fair values for fixed maturity securities are obtained primarily from independent pricing sources, broker quotes and fair value/cash flow models. Fair value is based on quoted market prices, where available.
        For fixed maturities not actively traded, fair value is estimated using values obtained from independent pricing services or broker quotes. In some cases, such as private placements and certain mortgage-backed securities, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities is based on quoted market prices, where available, and for those equity securities not actively traded fair values are obtained from independent pricing services or from internal fair value/cash flow models.

        Mortgage Loans
        Fair value for mortgage loans is estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the initial valuation mortgage portfolio that was conducted by an independent broker/dealer upon acquisition of the majority of the loans at which time each mortgage was modeled and assigned a spread corresponding to its risk profile for valuation purposes. For fair value reporting purposes, these spreads are adjusted for current market conditions. Fair values are also adjusted by internally generated illiquidity and default factors.

        Short-term Investments
        The carrying amounts reported in the consolidated balance sheets for these instruments, which primarily consist of commercial paper, money market funds and fixed income securities acquired with less than one year to maturity, approximate their fair values due to the nature of these assets.

        Derivative Instruments
        Fair values for interest rate swaps, credit default swaps, interest rate floors and other derivatives are based on exchange prices, broker quoted prices or fair values provided by the counterparties. Variation margin accounts, consisting of cash balances applicable to open futures contracts, held by counterparties are reported at the cash balances, which is equal to fair value. Fair values for call options are based on internal financial models or counterparty quoted prices.

        Other Invested Assets
        Other invested assets consist primarily of limited partnerships. In most cases, the carrying amounts represent the Company's share of the entity's underlying equity reported in its balance sheet. In situations where the Company has an ownership of less than 5%, the limited partnership is carried at cost. The fair value of limited partnership assets is equal to the Company's ownership of partners' capital, which is obtained from financial statements issued by the partnerships.

        Assets held in separate accounts
        Separate account assets are reported at estimated fair value in the consolidated balance sheets based on quoted net asset values of the underlying mutual funds.

        Investment-type Insurance Contracts
        Fair value for the Company's liabilities under investment-type insurance contracts is estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.
        The reported value of the Company's investment-type insurance contracts includes the fair value of indexed life and annuity embedded derivatives. These fair values are calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect our credit risk and an additional provision for adverse deviation.

        The above fair value estimates are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Accordingly, the aggregate fair value amounts presented in Note 3 do not represent the underlying value to the Company.

        Investments and Investment Income
        The Company is required to classify its fixed maturity investments
        (bonds and redeemable preferred stocks) and equity securities (common and nonredeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity;" securities that are held for current resale are classified as "trading securities;" and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the balance sheet. The Company currently has no securities classified as held-to-maturity or trading.

        Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at fair value with the unrealized holding gains and losses and non-credit related impairments losses included as a component of other comprehensive income (loss) in the consolidated statements of stockholder's equity, net of related adjustments to deferred policy acquisition costs, deferred sales inducements, deferred income taxes, and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains (losses).
        Cash flows from available-for-sale security transactions are included in investing activities in the consolidated statements of cash flows.

        As previously discussed in the Organization section of this footnote, the Company consolidates a private investment company VIE in its consolidated financial statements. As an investment company, the VIE does not classify its fixed maturity investments into the three previously described categories. In addition, the VIE, and therefore the
        Company in its consolidation of the VIE, reports its fixed maturity investments at fair value but the unrealized gains and losses are reported as net unrealized gain from variable interest entity in the consolidated statements of income rather than as a component of other comprehensive income (loss) in the consolidated statements of stockholder's equity. Included in available-for-sale fixed maturity securities in the accompanying consolidated balance sheets are
        $1,265,946 and $195,545 as of December 31, 2009 and 2008, respectively, of the VIE. The unrealized gains on these fixed maturity securities of
        $34,739 and $27,311 for the years ended December 31, 2009 and 2008, respectively, are reported as net unrealized gain from variable interest entity in the accompanying consolidated statements of income. In addition, the VIE holds one preferred stock that is reported as an equity security in the accompanying consolidated balance sheets. The reported value of this security is $3,049 and $1,021 as of December 31,
        2009 and 2008, respectively, and the unrealized gain of $1,056 and $131 for the years ended December 31, 2009 and 2008, respectively, is reported as a component of net unrealized gain from variable interest entity in the accompanying consolidated statements of income.

        For collateralized mortgage obligations ("CMO's") and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.
        Included in this category is approximately $96,981 of mortgaged-backed securities that are all or partially collateralized by sub-prime mortgages at December 31, 2009. A sub-prime mortgage is defined as a mortgage with one or more of the following attributes: weak credit score, high debt-to-income ratio, high loan-to-value ratio or undocumented income. In recent years, the deterioration in the sub-prime mortgage market has had an adverse impact on the overall credit markets, particularly related to the fair values of CMO's and other asset-backed securities. The Company is exposed to credit risk associated with the sub-prime lending market and continues to monitor these investments in connection with the Company's other-than-temporary impairment policy. At
        December 31, 2009, 62% of the Company's securities with sub-prime exposure are rated as investment grade.

        Mortgage loans are carried at the adjusted unpaid balances.
        Approximately 61% of the mortgage loans were acquired in 2003 and were recorded at fair value as of the purchase date. Approximately 28% of the
        Company's mortgage loan portfolio is located in Florida, Georgia, North
        Carolina and South Carolina and 17% is located in Illinois, Indiana,
        Michigan, Ohio and Wisconsin. The composition of the mortgage loan portfolio by property characteristic category as of December 31, 2009, was as follows: Office 32%, Industrial 23%, Residential 12%, Retail 6%,
        Apartment 2% and Other 25%. Two new mortgages were acquired in 2009 for
        $25,893, the majority of which related to an additional mortgage on the property of an indirect affiliate (see Note 16). The Company purchased
        95 existing residential reverse mortgages in 2007. These reverse mortgages are first liens on the related residential properties located primarily in California and Florida. At December 31, 2009, the reported value of these reverse mortgages was $27,870. Income on reverse mortgages is recognized using an effective yield based on the contractual interest rate and anticipated repayment of the mortgage. The maximum percentage of any one loan to the value of the underlying property at the time the loan was initiated was 80% for all standard mortgage loans. The reverse mortgages have a Principal Limit Factor
        ("PLF") that defines the maximum amount that can be advanced to a borrower. The PLF is a function of the age of the borrower and co-borrower, if any, and the appraised value of the residential property. The maximum PLF in the Company's reverse mortgage portfolio is
        62.5% of the underlying property value at the time of mortgage origination. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Interest income on non-performing loans is generally recognized on a cash basis. The Company reviews its mortgage loans for impairment on an on-going basis. It considers such factors as delinquency of payments, decreases in the value of underlying properties, the financial condition of the mortgagee and the impact of general economic conditions in the geographic areas of the properties collateralizing the mortgages. Once the determination is made that a mortgage loan is impaired, the primary consideration used to determine the amount of the impairment is the fair market value of the underlying property. The Company assumes it would receive the proceeds from the sale of the underlying property less sale expenses. As a result of this review, the Company recognized an impairment charge against earnings of
        $1,530 for the year ended December 31, 2009 related to four mortgage loans. There was no impairment charge recognized in 2008.

        Short-term investments primarily include commercial paper, money market funds and fixed income securities acquired with less than one year to maturity and are stated at amortized cost. Policy loans are carried at unpaid principal balances.

        Derivative instruments consist of options, futures, interest rate floors, interest rate and credit default swaps. Options are reported at fair value, which are determined from internal financial models and compared to fair values provided by counterparties. Futures are reported at the cash balances held in counterparty variation margin accounts, which amount equals fair value. The interest rate floors and swaps and credit default swaps are reported at fair value, which values are determined from models using market observable inputs or quoted prices from counterparties.

        Other invested assets are primarily comprised of limited partnerships.
        Limited partnerships are recorded at fair value using the net asset value per share under the equity method of accounting in accordance with authoritative guidance issued by the FASB where the Company owns 5% or more of the entity's equity (reported at cost where the Company owns less than 5%). The net asset value per share is the Company's share of the limited partnerships total equity. These investments are reviewed for impairment on a quarterly basis.

        Investment income is recorded when earned. Realized gains and losses are determined on the basis of specific identification of the investments.
        Dividends are recorded on the ex-dividend date.

        The Company reviews its investments to determine if declines in value are other-than-temporary. During 2008, the general credit markets were distressed and there was illiquidity in many of the markets where the
        Company trades its fixed income securities. This distress and illiquidity significantly impacted the fair values of the Company's fixed income securities as of December 31, 2008. The credit market conditions improved significantly during 2009 and, as a result, the unrealized losses in the Company's fixed income portfolio were lower at
        December 31, 2009 than at December 31, 2008. If the fair value of a debt security is less than its amortized cost basis at the balance sheet date, the Company must assess whether the impairment is
        other-than-temporary. For fixed income securities, the primary factor the Company considers in its assessment of whether a decline in value is other-than-temporary is the issuer's ability to pay the amounts due according to the contractual terms of the investment. Additional factors considered in evaluating whether a decline in value is
        other-than-temporary are the length of time and magnitude by which the fair value is less than amortized cost, adverse conditions specifically related to the security, changes to the rating of the security by a rating agency, changes in the quality of underlying credit enhancements and changes in the fair value of the security subsequent to the balance sheet date.

        Effective January 1, 2009, the Company implemented new guidance issued by the FASB that expands the determination of whether an impairment of debt securities is other-than-temporary and the determination of the amount of the impairment to charge against earnings. When an other-than-temporary impairment has occurred, the amount of the impairment charged against earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the
        Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis, the entire impairment is recognized as a charge against earnings.
        If the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security before recovery of its amortized cost basis, the impairment is bifurcated into a credit related loss and a non-credit related loss. The credit related loss is measured as the difference between the present value of cash flows expected to be collected from the debt security and the debt security's amortized cost. The amount of the credit related loss is recognized as a charge against earnings. The difference between the unrealized loss on the impaired debt security and the credit related loss charged against earnings is the non-credit related loss that is recognized in accumulated other comprehensive loss.

        The Company uses a single best estimate of cash flows approach and uses the effective yield prior to the date of impairment to calculate the present value of cash flows. The Company's assumptions for residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities and collateralized debt obligations include collateral pledged, scheduled interest payments, default levels, delinquency rates and the level of nonperforming assets for the remainder of the investments' expected term. The company's assumptions for corporate and other fixed maturity securities include scheduled interest payments and an estimated recovery value, generally based on a percentage return of the current market value.

        After an other-than-temporary write-down, the new cost basis is the prior amortized cost less the credit loss. The adjusted cost basis is generally not adjusted for subsequent recoveries in fair value. However, if the Company can reasonably estimate future cash flows after a write-down and the expected cash flows indicate some or all of the credit related loss will be recovered, the discount or reduced premium recorded is amortized over the remaining life of the security.
        Amortization in this instance is computed using the prospective method and is determined based on the current estimate of the amount and timing of future cash flows.

        During 2009, 2008 and 2007, the Company recorded $71,471, $87,404 and
        $7,394, respectively, of realized losses as a result of
        other-than-temporary impairments. These losses are included in net impairment loss recognized in earnings in the consolidated statements of income. The Company was required to recognize the cumulative effect of initially applying this guidance. For the fixed income securities held at the beginning of 2009 for which an other-than-temporary impairment was previously recognized and the Company did not intend to sell and it was not more likely than not that it would be required to sell the security before recovery of its amortized cost basis, the cumulative effect of initially applying this guidance is recognized as an adjustment to the opening balance of retained earnings with a corresponding adjustment to accumulated other comprehensive income. The amount of the cumulative effect adjustment recognized by the Company was
        $7,050, which is reported in the accompanying consolidated statements of stockholder's equity.

        Cash
        Cash consists of demand deposits and non-interest bearing deposits held by custodial banks.

        Recognition of Traditional Life Revenue and Policy Benefits Traditional
        life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of deferred policy acquisition costs.

        The liabilities for the policy benefit reserves for traditional life insurance policies of $1,003,106 and $965,373 at December 31, 2009 and
        2008, respectively, generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity and withdrawals that were appropriate at the time the policies were issued or acquired. Interest rate assumptions ranged primarily from
        6.00% to 9.00% in 2009 and 2008.

        Recognition of Revenue and Policy Benefits for Interest Sensitive Life
        Insurance Products and Investment Contracts ("Interest Sensitive
        Policies")
        Interest sensitive policies are issued on a periodic and single premium basis. Amounts collected are credited to policyholder account balances.
        Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments that support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest and fixed index amounts credited to the account balances.

        Policyholder reserves for universal life and other interest sensitive life insurance and investment contracts, reported in the consolidated balance sheets as policyholder account balances of $23,244,885 and
        $21,648,394 at December 31, 2009 and 2008, respectively, are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest and fixed index credits less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 2.00% to 7.50%
        in 2009 and 2008. For certain contracts, these crediting rates extend for periods in excess of one year.

        Accounting for Derivative Instruments
        Guidance issued by the FASB requires that all derivatives be carried on the consolidated balance sheets at fair value, with certain changes in fair value reflected in other comprehensive income (loss) in the consolidated statements of stockholder's equity (for those derivatives designated as effective "cash flow hedges") while other changes in derivative fair value are reflected as net gains (losses) on derivatives in the consolidated statements of income. The changes in fair value of derivatives designated as effective fair value hedges and the changes in fair value of the hedged fixed income securities are reported as a component of net gains (losses) on derivatives. For derivatives not designated as effective hedges, the change in fair value is recognized as a component of net gains (losses) on derivatives in the period of change.

        The Company uses derivatives to manage its fixed indexed and policy obligation interest guarantees and interest rate risks applicable to its investments. To mitigate these risks, the Company enters interest rate swap agreements and futures contracts and purchases equity indexed options. The interest rate swaps are accounted for as either effective cash flow hedges, effective fair value hedges or as non-hedge derivatives. To qualify for hedge accounting, the Company is required to formally document the hedging relationship at the inception of each derivative transaction. This documentation includes the specific derivative instrument, risk management objective, hedging strategy, identification of the hedged item, specific risk being hedged and how effectiveness will be assessed. To be considered an effective hedge, the derivative must be highly effective in offsetting the variability of the cash flows or the changes in fair value of the hedged item.
        Effectiveness is evaluated on a retrospective and prospective basis.

        The Company has fixed indexed universal life and annuity products that have a guaranteed base return and a higher potential return tied to several major equity market indexes. In order to fund these benefits, the Company purchases over-the-counter index ("call") options and enters exchange listed futures contracts that compensate the Company for any appreciation over the strike price and substantively offsets the corresponding increase in the policyholder obligation. The futures contracts are adjusted to market value each day, which mark-to-market is settled in cash daily through the Company's variation margin accounts maintained with the counterparty. Gains (losses) during the time a futures contract is outstanding are reported as gains (losses) on derivatives. The Company amortizes the cost of the indexed options against investment income over the term of the option, which is typically one year. In accordance with FASB guidance, the Company adjusts the carrying value of the options from amortized cost to fair value with any change reflected as net gains (losses) on derivatives in the consolidated statements of income. When the option matures, any value received by the Company is reflected as investment income offset by the amount credited to the policyholder.

        The Company follows authoritative guidance for determining when certain reinsurance arrangements and debt instruments contain embedded derivatives requiring bifurcation due to the incorporation of credit risk exposures that are not clearly and closely related to the creditworthiness of the obligor. This guidance impacts two large coinsurance with funds withheld agreements with an outside reinsurance company applicable to specified annuity policies issued by the Company.

        The agreements between the Company and its derivatives counterparties require the posting of collateral when the market value of the derivative instruments exceeds the cost of the instruments. Collateral posted by counterparties is reported in the consolidated balance sheets in short-term investments with a corresponding liability reported in repurchase agreements, other borrowings and collateral on derivatives.
        Collateral posted by the Company is reported in the consolidated balance sheets as other receivables.

        The Company applies the authoritative guidance for accounting for certain hybrid financial instruments. This guidance permits fair value measurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation. See Note 5 for additional discussion of the impact of the fair value guidance.

        Repurchase Agreements
        As part of its investment strategy, the Company enters into reverse repurchase agreements to increase the Company's investment return. The
        Company accounts for these transactions as secured borrowings, where the amount borrowed is tied to the market value of the underlying collateral securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. As of December 31, 2009 and 2008, there were
        $2,424,585 and $2,683,285, respectively, of such agreements outstanding.
        The collateral for these agreements is held in fixed maturities in the consolidated balance sheets.

        Deferred Policy Acquisition Costs ("DAC")
        Policy acquisition costs that vary with, and are primarily related to the production of new business, are deferred into the DAC asset to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, marketing, policy issuance, underwriting, and certain variable agency expenses. For traditional insurance policies, such costs are amortized over the estimated premium paying period of the related policies in proportion to the ratio of the annual premium revenues to the total anticipated premium revenues. For interest sensitive policies, these costs are amortized over the lives of the policies in relation to the present value of actual and estimated gross profits, subject to regular evaluation and retroactive revision to reflect actual emerging experience. Recoverability of DAC is evaluated on an annual basis by comparing the current estimate of future profits to the unamortized asset balance.

        Deferred Sales Inducements ("DSI")
        The Company defers certain sales inducement costs into a DSI asset.
        Sales inducements consist of premium bonuses and bonus interest on the
        Company's life and annuity products. The Company accounts and reports for certain sales inducements whereby capitalized costs are reported separately in the consolidated balance sheets and the amortization of the capitalized sales inducements is reported as a separate component of insurance benefits in the consolidated statements of income in accordance with authoritative guidance.

        To the extent that unrealized investment gains or losses on available-for-sale securities would result in an adjustment to the amortization pattern of DAC and DSI had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through other comprehensive income (loss) as an offset to the unrealized investment gains or losses on available-for-sale securities.

        Present Value of Future Profits of Acquired Businesses ("PVFP")
        The PVFP represents the portion of the purchase price of blocks of businesses that was allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. Based on current conditions and assumptions as to future events, the Company expects to amortize $2,733, $1,715, $1,312, $1,238, and $1,167 of the existing PVFP over the next five years.

        Retrospective adjustments of these amounts are made periodically upon revision of estimates of current or future gross profits on universal life-type products to be realized from a group of policies.
        Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

        Policy Claims and Benefits Payable
        The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future charges in claim severity and frequency. Estimates are periodically reviewed and adjustments are reflected in current operations.

        Variable Life and Annuity Products
        The separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The
        Company reports its separate account assets at market value; the underlying investment risks are assumed by the contractholders. The
        Company records the related liabilities at amounts equal to the market value of the underlying assets. The Company reflects these assets and liabilities in the separate account assets and liabilities lines in the consolidated balance sheets. The Company reports the fees earned for administrative and contractholder services performed for the separate accounts as other income in the consolidated statements of income.

        Dividends and Distributions
        Payment of dividends or other distributions are limited by statute, which is generally limited to the greater of the insurance company's statutory net income or 10% of the insurance company's statutory surplus.

        Federal Income Taxes
        The Company is a member of SEI's consolidated United States federal income tax group. The policy for intercompany allocation of federal income taxes provides that the Company compute the provision for federal income taxes on a separate return basis. The Company makes payment to, or receives payment from, SEI in the amount they would have paid to, or received from, the Internal Revenue Service had they not been members of the consolidated tax group. The separate Company provisions and payments are computed using the tax elections made by SEI.

        Deferred tax liabilities and assets are recognized based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

        Comprehensive Income
        The Company follows the reporting concept of "Comprehensive Income"
        which requires the reporting of comprehensive income in addition to net income. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. Comprehensive income for the Company includes net income and other comprehensive income, which includes unrealized investment gains
        (losses) on available-for-sale securities, non-credit portion of OTTI, and interest rate swaps accounted for as cash flow hedges net of related adjustments to deferred policy acquisition costs, deferred sales inducements, and deferred income taxes and additional pension and post-retirement benefit liabilities.

        Reclassification
        Certain items in the 2008 and 2007 financial statements have been reclassified to conform to the 2009 presentation.

2.      Recently Issued Accounting Standards

        Fair Value Measurements
        The Company adopted FASB guidance that defined fair value and established a framework for measuring fair value on January 1, 2008. In
        September 2008, additional fair value guidance was issued and provides guidance for determining fair value of a financial asset when the market for that financial asset is not active. The adoption of this guidance primarily resulted in a change prospectively beginning on January 1,
        2008 in the discount rates used in the calculation of the fair values of the embedded derivative component of the Company's policy benefit reserves from risk-free interest rates to interest rates that include non-performance risk related to those liabilities. This change also impacted the calculation of the embedded derivatives contained in the
        Company's coinsurance with funds withheld reinsurance agreements. The adoption of the fair value guidance resulted in a net loss due to the change in the fair value of the embedded options related to policyholder obligations and change in fair value of the embedded derivatives on
        January 1, 2008 of $216,999. See Note 3 for additional discussion of the impact of the fair value guidance. The net loss impact of this change net of related adjustments in amortization of deferred policy acquisition costs and deferred sales inducements and income taxes was
        $47,644.

        In April 2009, the FASB issued additional guidance related to estimating fair value when the volume and level of activity for the asset or liability have significantly decreased in relation to normal market activity for the asset or liability and clarifies that the use of multiple valuation techniques may be appropriate. The guidance also provides guidance on identifying transactions that are not orderly. In addition it requires additional disclosures about fair value measurements. The Company adopted this guidance for the year ended
        December 31, 2009. There was no material effect on the consolidated financial statements but the guidance did increase disclosure requirements about fair value measurements (refer to Note 3).

        In August 2009, the FASB issued further guidance on fair value measurements and disclosures related to measuring liabilities at fair value. This guidance provides clarification that in circumstances in which a quoted price in an active market for the identical liability is not available, a reporting entity is required to measure fair value using one or more of the following techniques: (1) a valuation technique that uses the quoted price of the identical liability when traded as an asset and/or quoted prices for similar liabilities when traded as assets, (2) another valuation technique that is consistent with the principles of fair value measurement guidance. The Company adopted the guidance for the year ended December 31, 2009. The new guidance did not have a material effect on the consolidated financial statements.

        In September 2009, the FASB issued new guidance for the fair value measurement of investments in certain entities that calculate net asset value per share (or its equivalent). The guidance permits the use of a practical expedient when determining the net asset value. If the practical expedient is used, increased disclosures are required. The
        Company adopted the guidance effective for the year ended December 31,
        2009. The new guidance did not have a material effect on our consolidated financial statements but it did increase our disclosures about fair value measurement.

        In January 2010, the FASB issued additional guidance on disclosures for fair value measurements. The new disclosures include gross presentation of activities within the Level 3 roll forward, adds a new requirement to disclose transfers in and out of Level 1 and 2 measurements, and clarifies two existing disclosure requirements related to the level of disaggregation of fair value measurements and disclosures regarding inputs and valuation techniques. This guidance is effective for fiscal years beginning after December 15, 2009, except for the gross presentation of the Level 3 roll forward information which is effective for fiscal years beginning after December 15, 2010. The Company believes the guidance will not have a material impact on the consolidated financial statements, but will increase the disclosures about fair value.

        Business Combinations
        In December 2007, the FASB issued updated guidance related to business combinations. This standard revises previously issued authoritative guidance and will change how companies account for business acquisitions. The new standard applies greater use of fair values to acquired assets and liabilities and will introduce more volatility into earnings subsequent to acquisitions. The Company adopted the guidance effective January 1, 2009 and will apply it to subsequent acquisitions.

        Noncontrolling Interests
        In 2009 the Company adopted revised guidance on accounting and reporting for noncontrolling interest in consolidated financial statements. The authoritative guidance changes the accounting and reporting for minority interests, which will now be characterized as noncontrolling interests.
        Upon adoption, noncontrolling interests will be classified as a component of stockholder's equity whereas prior to the new guidance minority interests were classified as a liability. The initial reported value of noncontrolling interests will be at fair value. According to this guidance net income includes the total income of all consolidated subsidiaries with separate disclosures on the face of the income statement of the income attributable to controlling and noncontrolling interests. Previously, net income attributable to the noncontrolling interest was reported as an operating expense in arriving at consolidated net income. The guidance also amends the accounting requirements for changes in a parent's ownership interest when the parent retains control and for changes in a parent's ownership interest that results in deconsolidation. The Company adopted the guidance as required for the year ended December 31, 2009 and the presentation and disclosure requirements have been applied retrospectively for the periods presented (refer to Note 6).

        In January 2010, the FASB issued guidance on accounting and reporting for decreases in ownership of a subsidiary. The guidance clarifies the scope of the decrease in ownership provisions to include a business or nonprofit activity as well as an entity that exchanges a group of assets that constitutes a business or nonprofit activity for an equity interest in another entity. The guidance also improves the disclosures for fair value measurements relating to retained investments in a deconsolidated subsidiary or a preexisting interest held by an acquirer in a business combination. This guidance is effective beginning in the period that an entity adopts the previous noncontrolling interest guidance which is the year ended December 31, 2009 for the Company.

        Derivative Instrument Disclosures
        In March 2008, the FASB issued authoritative guidance amending and expanding the disclosures previously required about derivative instruments and hedging activities The guidance requires disclosures that enhances understanding of 1) how and why an entity uses derivative instruments, 2) how derivatives and related hedged items are accounted for and 3) how derivative instruments affect an entity's financial position, results of operations and its cash flows. The Company adopted the guidance effective January 1, 2009 (refer to Note 5).

        Pension and post-retirement plan assets
        In December 2008, revised guidance was issued related to employer's disclosures about post-retirement benefit plan assets which provides guidance on an employer's disclosures about plan assets of a defined benefit pension or other post-retirement plan. This guidance was adopted for fiscal year 2009 as required and the expanded disclosures are included in Note 15.

        Other-Than-Temporary Impairments
        In April 2009, the FASB issued amended guidance on the recognition and presentation of an other-than-temporary impairment ("OTTI") and required additional disclosures. The recognition provisions apply only to debt securities classified as available-for-sale and held-to-maturity. The presentation and disclosure requirements apply to both debt and equity securities. An impaired debt security will be considered OTTI if a holder has the intent to sell, or it more likely than not will be required to sell prior to recovery of the amortized cost. If a holder of a debt security does not expect recovery of the entire cost basis, even if there is no intention to sell the security, it will be considered an
        OTTI as well. In addition, the guidance changes how an entity recognizes an OTTI for a debt security by separating the loss between the amount representing the credit loss and the amount relating to other factors, if a holder does not have the intent to sell or it more likely than not will be required to sell prior to recovery of the amortized cost less any current period credit loss. Credit losses will be recognized in net income and losses relating to other factors will be recognized in other comprehensive income ("OCI"). If the holder has the intent to sell or it more likely than not will be required to sell before its recovery of amortized cost less any current period credit loss, the entire OTTI will continue to be recognized in net income. The adoption of the guidance requires a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption with a corresponding adjustment to accumulated OCI. The Company adopted the guidance as required on January 1, 2009 and reclassified $7,050 from retained earnings to accumulated OCI and included the additional disclosures as required (refer to Note 1).

        Subsequent Events
        In May 2009, the FASB issued guidance related to subsequent events. The guidance establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the financial statements are issued or are available to be issued. The guidance defines the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure in the financial statements, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements and the disclosures that an entity should make about events or transactions that occurred after the balance sheet date.
        The Company adopted the guidance in 2009 (refer to Note 1).

        Transfers of Financial Assets
        In June 2009, the FASB issued amended guidance on accounting for transfers of financial assets. The guidance is designed to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor's continuing involvement in transferred financial assets. The most significant change is the elimination of the concept of a qualifying special-purpose entity. Therefore, formerly qualifying special-purpose entities (as defined under previous standards) should be evaluated for consolidation by reporting entities on and after the effective date in accordance with the applicable consolidation guidance.
        This guidance is effective for fiscal years beginning after November 15,
        2009. The guidance will have an impact on the financial statements of the Company for any transfers of financial assets made subsequent to
        December 31, 2009.

        Variable Interest Entities
        In June 2009, the FASB issued amended guidance related to the consolidation of variable interest entities ("VIE"). The guidance requires an enterprise to perform an analysis to determine whether the company's variable interest or interests give it a controlling financial interest in a VIE. This analysis identifies the primary beneficiary of a
        VIE as the company that (1) has the power to direct the activities of a
        VIE that most significantly impact the entity's economic performance and
        (2) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The guidance requires ongoing reassessments of whether the company is the primary beneficiary of a VIE. It also requires enhanced disclosures that will provide users of financial statements with more transparent information about a company's involvement with the VIE. The enhanced disclosures are required for any company that holds a variable interest in a VIE. The guidance is effective for fiscal years beginning after November 15,
        2009. The Company will re-evaluate its investments in limited partnerships to determine if there are VIE's which would require consolidation in accordance with this new guidance for the year ended
        December 31, 2010. The Company does not expect the adoption of this guidance to be material to the consolidated financial statements.

3.      Fair Value of Financial Instruments

        The carrying value and estimated fair value of the Company's financial instruments are as follows:

                                                          December 31, 2009                        December 31, 2008
                                                  -----------------------------------     ----------------------------------
                                                    Carrying             Estimated         Carrying             Estimated
                                                      Value             Fair Value           Value             Fair Value
Financial assets
    Fixed maturities,
     available-for-sale                             $22,256,805          $22,256,805       $20,400,384          $20,400,384
    Equity securities,
     available-for-sale                                 462,328              462,328           387,086              387,086
    Mortgage loans                                      241,001              207,576           252,485              208,396
    Short-term investments                              353,271              353,271           178,271              178,271
    Derivative instruments                              435,085              435,085           107,416              107,416
    Other invested assets                               337,514              362,471           377,954              371,650
    Reinsurance receivables                               6,676                6,676           (35,680)             (35,680)
    Separate account assets                             934,472              934,472           719,240              719,240
Financial liabilities
    Investment-type insurance contracts              12,808,780           11,444,929        12,572,411           10,986,737
    Repurchase agreements, other borrowings
      and collateral on derivatives                   2,974,315            2,974,315         3,049,335            3,049,335
    Derivative instruments                               51,187               51,187            47,123               47,123

        As discussed in Note 2 above, the FASB guidance on fair value measurements defines fair value, establishes a framework for measuring fair value and expands the required disclosures about fair value measurements. Per the guidance, fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value guidance also establishes a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Investments for which market prices are not observable are generally private investments, securities valued using non-binding broker quotes or securities with very little trading activity. Fair values of private investments are determined by reference to public market or private transactions or valuations for comparable companies or assets in the relevant asset class when such amounts are available. If these are not available, a discounted cash flow analysis using interest spreads adjusted for the maturity/average life differences may be used. Spread adjustments are intended to reflect an illiquidity premium and take into account a variety of factors including but not limited to senior unsecured versus secured, par amount outstanding, number of holders, maturity, average life, composition of lending group, debit rating, credit default spreads, default rates and credit spreads applicable to the security sector. These valuation methodologies involve a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are listed equities, mutual funds, money market funds and non-interest bearing cash. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.
        Financial instruments that are generally included in this category include corporate bonds, asset backed securities, CMOs, short-term securities, less liquid and restricted equity securities and over-the-counter derivatives.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments. Financial instruments that are included in this category generally include private corporate securities, collateralized debt obligations and index life and annuity embedded derivatives.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
        The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

        The following tables summarize the valuation of the Company's financial instruments presented in the consolidated balance sheets by the fair value hierarchy levels defined in the fair value measurements guidance:

                                                                                   December 31, 2009
                                                        -----------------------------------------------------------------------
                                                         Quoted prices      Significant
                                                           In active           other            Significant
                                                          Markets for        observable         unobservable
                                                         identical assets      inputs              inputs
                                                           (Level 1)         (Level 2)           (Level 3)         Total
    Assets
    Fixed maturities - available for sale
    U.S. government and agencies                                 $     -        $ 3,254,711            $     -     $ 3,254,711
    Corporate securities                                               -          6,617,649            754,956       7,372,605
    Residential mortgage-backed securities                             -          1,942,431          1,154,910       3,097,341
    Commercial mortgage-backed securities                              -          1,289,682             65,423       1,355,105
    Asset backed securities                                            -          1,943,826          2,836,787       4,780,613
    Other debt obligations                                             -          2,157,165            239,265       2,396,430
                                                        -----------------  -----------------  -----------------   -------------
    Total fixed maturities - available for sale                        -         17,205,464          5,051,341      22,256,805
    Equity securities - available for sale                             -            437,084             25,244         462,328
    Derivative instruments                                             -            435,085                  -         435,085
    Reinsurance receivables                                            -                  -              6,676           6,676
    Separate account assets                                      934,472                  -                  -         934,472

    Liabilities
    Policyholder account balances - index
          life and annuity embedded derivatives                  $     -           $      -          $  26,158          26,158
    Derivative instruments                                        23,159             28,028            $     -          51,187

                                                                                 December 31, 2008
                                                        -----------------------------------------------------------------------
                                                         Quoted prices      Significant
                                                           In active           other            Significant
                                                          Markets for        observable         unobservable
                                                         identical assets      inputs              inputs
                                                           (Level 1)         (Level 2)           (Level 3)         Total
    Assets
    Fixed maturities - available for sale                        $     -       $ 15,255,917        $ 5,144,467    $ 20,400,384
    Equity securities - available for sale                             -            310,564             76,522         387,086
    Derivative instruments                                         1,602            105,814                  -         107,416
    Reinsurance receivables                                            -                  -            (35,680)        (35,680)
    Separate account assets                                      719,240                  -                  -         719,240

    Liabilities
    Policyholder account balances - index
          life and annuity embedded derivatives                  $     -           $      -         $ (416,478)    $  (416,478)
    Derivative instruments                                             -             47,123                  -          47,123

        Approximately 23% and 25% of the total fixed maturities are included in the Level 3 group at December 31, 2009 and 2008, respectively.

        The preceding financial instruments are reported at fair value in the consolidated balance sheets. Methods and assumptions used to determine the fair values are described in Note 1.

        The following tables summarize the Level 3 fixed maturity and equity security investments by valuation methodology as of December 31, 2009 and 2008:

                                                        ---------------------------------------------------------
                                                                           December 31, 2009
                                                        ---------------------------------------------------------
                                                          Third-party            Priced
                                                            vendors            internally            Total
                                                        ---------------------------------------------------------

    Assets
    U.S. government and agencies                                     $ -                  $ -                $ -
    Corporate securities                                         181,604              573,352            754,956
    Residential mortgage-backed securities                         2,350            1,152,560          1,154,910
    Commercial mortgage-backed securities                         50,965               14,458             65,423
    Asset backed securities                                       96,342            2,740,446          2,836,788
    Other debt obligations                                       118,179              121,085            239,264
                                                        -----------------  -------------------  -----------------
    Total fixed maturities - available for sale                  449,440            4,601,901          5,051,341
    Equity securities - available for sale                             -               25,244             25,244
                                                        -----------------  -------------------  -----------------
    Total                                                      $ 449,440          $ 4,627,145        $ 5,076,585
                                                        -----------------  -------------------  -----------------
    Percent of total                                                  9%                  91%               100%
                                                        -----------------  -------------------  -----------------

                                                                 December 31, 2008
                            ------------------------------------------------------------------------------------------------
                                                                       Mortgage or                              Percent
                                  All                Private           other asset                                 of
                                 Other             Placements        backed securities        Total              Total

Source of valuation
Priced internally                  $  84,124           $  394,259         $ 4,183,371         $ 4,661,754               89%
Third-party vendors                  213,992              229,586             115,657             559,235               11%
                            -----------------   ------------------   -----------------  ------------------   ---------------

Total                             $  298,116           $  623,845         $ 4,299,028         $ 5,220,989              100%
                            -----------------   ------------------   -----------------  ------------------   ---------------

        The changes in financial instruments measured at fair value, excluding accrued interest income, for which Level 3 inputs were used to determine fair value during 2009 are as follows:

                                                                                                                   Total
                                                                                                               Gains (Losses)
                                                                                                                Included In
                                         Total Realized and Unrealized                                           Net Income
                                               Gains (losses)                                                    Related to
                                         ---------------------------
                           Beginning                   Included in    Purchases,                     Ending     Instruments
                            Balance                       Other      Issuances, and Transfers in    Balance     Still Held at
                            December     Included in   Comprehensive Settlements    and/or out of   December    the Reporting
                            31, 2008      Net Income      Income        (net)       Level 3 (A)     31, 2009        Date
                          ---------------------------------------------------------------------------------------------------

Assets
Fixed maturities -
available for sale
U.S. government
and agencies                     $ 350            $ -           $ -        $ (350)           $ -           $ -           $ -
Corporate                      685,419        (15,881)       63,431        52,719        (30,731)      754,957         1,730
Residential
mortgage-backed
securities                     674,905         37,142       (58,819)     (182,580)             -       470,648        (6,707)
Commercial
mortgage-backed
securities                     779,207        (38,297)       65,224       (45,507)       (10,942)      749,685        (5,165)
Asset-backed
securities                   2,909,773        (50,704)     (272,470)      428,053       (177,866)    2,836,786             -
Other debt
obligations                     94,813         (1,899)       (3,638)      173,809        (23,820)      239,265           261
                          -------------  ------------- ------------- -------------  ------------- ------------- -------------
Total fixed maturities       5,144,467        (69,639)     (206,272)      426,144       (243,359)    5,051,341        (9,881)
Equity securities               76,522        (21,369)       10,890       (15,102)       (25,697)       25,244             -
Reinsurance receivables        (35,680)        42,356             -             -              -         6,676      $ 42,356

Liabilities
Policy account balances -
index life and annuity
embedded derivatives (B)      (416,478)      (442,636)            -             -              -        26,158    $ (442,636)

                                                  Total Realized and Unrealized
                                                         Gains (losses)
                                                --------------------------------
                                  Beginning                       Included in     Purchases,                         Ending
                                   Balance                           Other       Issuances, and    Transfers in      Balance
                                   December      Included in      Comprehensive   Settlements     and/or out of     December
                                   31, 2007      Net Income          Income          (net)         Level 3 (A)      31, 2008
                                -------------------------------------------------------------------------------------------------

Assets
Fixed maturities and
equity securities                  $ 2,194,357       $ (33,948)       $ (33,457)    $ 1,893,605      $ 1,200,432     $ 5,220,989
Reinsurance
receivables (C)                        143,517        (179,197)               -               -                -         (35,680)

Liabilities
Policy account balances -
index life and annuity
embedded
derivatives (B) and (D)              $ (52,798)      $ 363,680              $ -             $ -              $ -      $ (416,478)

        Policy account balances - index life and annuity embedded derivatives exclude host accretion and the timing of posting index credits, which are included with interest credited to policyholder account balances in the consolidated statements of income.

        (A)     Included in the transfers in and/or out line above is $453,447 and $100,072 of securities that were priced using unobservable data at December 31, 2008 and 2007, respectively and were
                transferred to a pricing service that uses observable market data in the prices and $184,391 and $1,300,504 of securities that were transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2009 and
                2008

        (B)     The transfers in and/or out above excludes host accretion and the timing of posting index credits, which are included with interest credited to policyholder account balances in the
                consolidated statements of income.

        (C)     Includes ($507,619) due to the impact of the adoption of fair value guidance and $328,422 due to the change in fair value of embedded derivatives.

        (D)     Includes $290,620 due to the impact of the adoption of fair value guidance and $73,060 due to the change in fair value of embedded derivatives

        The Company adopted the new guidance for the fair value measurement of investments in certain entities that calculate net asset value per share
        (or its equivalent) for the year ended December 31, 2009. The new guidance permit, as a practical expedient, a reporting entity to measure the fair value of an investment on the basis of the net asset value per share of the investment (or its equivalent) if the net asset value of the investment (or its equivalent) is calculated in a manner consistent with the measurement guidance issued by the FASB for investment companies as of the reporting entity's measurement date. The following table shows the investments which are included in other invested assets on the consolidated balance sheet:

                                                                        December 31, 2009
                                                               ---------------------------------------
                                                                   Fair                 Unfunded
                                                                   value              commitments
                                                               ---------------------------------------

Limited partnership interests by underlying investments:
Fixed income                                                          $ 226,862              $ 75,895
Private equity                                                           95,846                19,533
Real estate                                                              39,707                33,976
Other                                                                        56                     -
                                                               -----------------   -------------------

Total                                                                 $ 362,471             $ 129,404
                                                               -----------------   -------------------

        The limited partnership investments are not redeemable at specific time periods. The Company receives periodic distributions from these investments while maintaining the investment for the long-term.

        The Company has adopted the guidance on fair value option for financial assets and financial liabilities. This guidance allows the Company to elect to fair value certain financial assets and financial liabilities.
        The election is irrevocable and is made contract by contract. The
        Company has not elected to utilize fair value option for any of its eligible financial assets or financial liabilities.

4.      Investments and Investment Income

        Fixed Maturities and Equity Security Investments
        The amortized cost, estimated fair value, gross unrealized gains and gross unrealized losses of fixed maturities and equity securities classified as available-for-sale at December 31, 2009 and 2008 are as follows:

                                                                     December 31, 2009
                                          ----------------------------------------------------------------------
                                                                 Gross            Gross           Estimated
                                             Amortized         Unrealized       Unrealized           Fair
                                                Cost             Gains            Losses            Value
Fixed maturities
    U.S. government and agencies               $ 3,516,095         $ 20,070        $ 281,455        $ 3,254,710
    Corporate securities                         7,707,269          308,254          642,916          7,372,607
    Residential mortgage-backed
      securities                                 2,990,682          180,952           74,293          3,097,341
    Commerical mortgage-backed
      securities                                 1,758,406           17,680          420,981          1,355,105
    Asset backed securities                      4,958,375          118,026          295,788          4,780,613
    Other debt securities                        2,477,201           32,623          113,395          2,396,429
                                          -----------------  ---------------  ---------------  -----------------
        Total fixed maturities                  23,408,028          677,605        1,828,828         22,256,805
Equity securities                                  468,575           17,928           24,175            462,328
                                          -----------------  ---------------  ---------------  -----------------
        Total available-for-sale               $23,876,603        $ 695,533       $1,853,003        $22,719,133
                                          -----------------  ---------------  ---------------  -----------------

                                                                    December 31, 2008
                                          ----------------------------------------------------------------------
                                                                 Gross            Gross           Estimated
                                             Amortized         Unrealized       Unrealized           Fair
                                                Cost             Gains            Losses            Value
Fixed maturities
    U.S. Treasury and other U.S.
     Government corporations
     and agencies                              $ 3,937,261        $ 206,003         $ 57,411        $ 4,085,853
    Corporate securities                         8,244,486          111,253        1,489,118          6,866,621
    Mortgage-backed securities                  10,045,328          437,696        1,141,374          9,341,650
    Other debt securities                          115,050            1,254           10,044            106,260
                                          -----------------  ---------------  ---------------  -----------------
             Total fixed maturities             22,342,125          756,206        2,697,947         20,400,384
Equity securities                                  487,089            7,640          107,643            387,086
                                          -----------------  ---------------  ---------------  -----------------
             Total available-for-
              sale                             $22,829,214        $ 763,846       $2,805,590        $20,787,470
                                          -----------------  ---------------  ---------------  -----------------

        The following table shows the Company's gross unrealized losses and fair value on its available-for-sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

                                                                 December 31, 2009
                           ----------------------------------------------------------------------------------------
                               Less than 12 months           12 months or more                   Total
                           ----------------------------  ---------------------------   ----------------------------
                               Fair        Unrealized        Fair       Unrealized         Fair        Unrealized
                              Value          Losses         Value         Losses          Value          Losses

Fixed maturities
   U.S. government and
     agencies                 1,944,502        140,052        463,671       141,403     $ 2,408,173      $ 281,455
   Corporate securities         609,100         34,394      3,221,176       608,522       3,830,276        642,916
   Residential mortgage-
     backed securities          371,533         50,065        189,245        24,228         560,778         74,293
   Commercial mortgage-
     backed securities           31,679          2,428      1,150,235       418,553       1,181,914        420,981
   Asset backed securities    1,442,584         54,538      1,260,694       241,250       2,703,278        295,788
   Other debt securities      1,205,209         47,817        524,237        65,578       1,729,446        113,395
                           -------------   ------------  -------------  ------------   -------------   ------------
          Total fixed
           maturities         5,604,607        329,294      6,809,258     1,499,534      12,413,865      1,828,828
Equity securities                25,775            213        189,218        23,962         214,993         24,175
                           -------------   ------------  -------------  ------------   -------------   ------------
          Total available-
           for-sale          $5,630,382      $ 329,507     $6,998,476   $ 1,523,496    $ 12,628,858    $ 1,853,003
                           -------------   ------------  -------------  ------------   -------------   ------------

                                                                December 31, 2008
                           ----------------------------------------------------------------------------------------
                               Less than 12 months           12 months or more                   Total
                           ----------------------------  ---------------------------   ----------------------------
                               Fair        Unrealized        Fair       Unrealized         Fair        Unrealized
                              Value          Losses         Value         Losses          Value          Losses

Fixed maturities
   US Treasury and other
    U.S. Government
    corporations and
    agencies                  $ 616,507      $  28,103      $ 294,690     $  29,308      $  911,197      $  57,411
   Corporate securities       2,113,083        474,514      3,209,972     1,014,604       5,323,055      1,489,118
   Mortgage-backed
    securities                1,994,476        323,106      1,618,594       818,268       3,613,070      1,141,374
   Other debt securities         37,566          2,589         42,214         7,455          79,780         10,044
                           -------------   ------------  -------------  ------------   -------------   ------------
          Total fixed
           maturities         4,761,632        828,312      5,165,470     1,869,635       9,927,102      2,697,947
Equity securities                52,359          9,190        189,218        98,453         241,577        107,643
                           -------------   ------------  -------------  ------------   -------------   ------------
          Total available-
           for-sale          $4,813,991      $ 837,502     $5,354,688   $ 1,968,088    $ 10,168,679    $ 2,805,590
                           -------------   ------------  -------------  ------------   -------------   ------------

        At December 31, 2009, the Company held approximately 4,749 positions in fixed income and equity securities. The above table, as of December 31,
        2009 includes 960 securities of 661 issuers. Approximately 79% of the unrealized losses on fixed maturities at December 31, 2009 were securities rated investment grade. Investment grade securities are defined as those securities rated AAA through BBB- by Standard & Poors.
        Approximately 21% of the unrealized losses on fixed maturities at
        December 31, 2009 were on securities rated below investment grade.
        Equity securities in the above table consist primarily of non-redeemable preferred stocks. These securities are reviewed for impairment in the same manner as the fixed income securities. At December 31, 2009, fixed income and equity securities in an unrealized loss position had fair value equal to approximately 87% of amortized cost. The following summarizes the unrealized losses by investment category as of December
        31, 2009.

        U.S Government and agencies: The unrealized losses on U. S Government and agencies are primarily due to the increases in market interest rates since the securities in an unrealized loss position were purchased by the Company. The Company does not intend to sell or believe it will be required to sell these securities prior to recovery of each security's amortized cost, therefore the securities in these categories are not considered other-than-temporarily impaired at December 31, 2009.

        Corporate: The largest unrealized losses in this category are in the financial services sector, primarily commercial banking. The unrealized losses in the banking sector are primarily due to a decrease in market liquidity, concerns regarding possible takeover of banking institutions by government agencies and concerns regarding the underlying credit quality of subprime mortgage loans and other commercial loans. These concerns are impacting foreign banks and large U.S national and regional banks. Other industry sectors with large unrealized losses include hospitality, gaming and insurance. The Company reviews its security positions with unrealized losses on an on-going basis and recognizes other-than-temporary impairments if evidence indicates a loss will be incurred. In all other cases, if the Company does not intend to sell or believe it will be required to sell these securities before recovery of each security's amortized cost, the security is not considered to be other-than-temporarily impaired.

        Residential mortgage-backed securities ("RMBS"): The unrealized losses on RMBS are concentrated in the non-agency sector and are primarily due to concerns regarding mortgage defaults on Alt-A and other risky mortgages. These concerns result in some illiquidity in the market and spread widening on those securities that are being traded. During 2009, there was an insignificant amount of new non-agency RMBS issuance and the secondary market for these securities was inactive. This illiquidity contributed to the depressed fair values of non-agency RMBS. The Company performs various stress tests on the cash flow projections for these securities and in situations where it is determined the projected cash flows cannot support the contractual amounts due the Company, an other-than-temporary impairment is recognized. In situations where the projected cash flows indicate the Company will receive the amounts it is contractually due and the Company does not intend or believe it will be required to sell these securities before recovery of its amortized cost, an other-than-temporary impairment is not recognized.

        Commercial mortgage-backed securities ("CMBS"): A substantial amount of the Company's unrealized losses at December 31, 2009 were in CMBS and are primarily attributable to illiquidity in that sector and concerns regarding the potential for future commercial mortgage defaults. There was very little trading occurring in the CMBS market during 2008 and
        2009 due to the wide spreads embedded in the bid prices and a lack of security holders willing to sell at these price levels. In addition, several market makers pulled back from trading these securities in 2008 and 2009. The market activity has marginally improved for CMBS towards the end of 2009. The Company has reviewed payment performance, delinquency rates, credit enhancements within the security structures and monitored the credit ratings of all its CMBS holdings. The Company did recognize other-than-temporary impairments on CMBS during 2009 in situations where the projected cash flows indicated the Company would not receive all amounts contractually due from the securities. The
        Company has performed cash flow projection analyses on all of its other
        CMBS and in those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an other-than-temporary impairment is not recognized.

        Asset-backed securities ("ABS"): The unrealized losses in the ABS category are primarily related to securities collateralized by home equity loans, automobile loans and other consumer finance loans. The unrealized losses are due to concerns regarding actual defaults by borrowers within the collateral pools. The Company stress tests the projected cash flows of its ABS and recognizes other-than-temporary impairments in situations where the testing indicates the Company will not receive all amounts contractually due from the securities. In those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an other-than-temporary impairment is not recognized.

        Other debt obligations: This category primarily consists of municipal bonds, school district tax credit bonds and credit tenant loans. The unrealized losses in this category are the result of widening spreads in the municipal and tax credit bond markets. In addition, unrealized losses related to credit tenant loans are the result of concerns regarding the credit worthiness of the building tenants and illiquidity in this market sector. The Company monitors the creditworthiness of the obligors and recognizes other-than-temporary impairments in situations where it is determined the Company will not receive all amounts contractually due from the securities. In those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an other-than-temporary impairment is not recognized.

        Equity securities: This category primarily consists of non-redeemable preferred stocks in the financial services sector. The unrealized losses are the result of concerns regarding the quality of the underlying assets within the financial institutions, primarily banking institutions. The Company has recognized other-than-temporary impairments in situations where the Company has determined it will not receive all amounts contractually due. In other situations the Company has determined it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost and an other-than-temporary impairment has not been recognized.

        As a result of the Company's review of other-than-temporary impairments of investment securities, the Company took write-downs during 2009, 2008 and 2007 as summarized in the following table:

                                                                      2009          2008          2007
General Description
Corporate securities                                                 $ 28,220      $ 51,853        $4,283
Residential mortgage-backed securities                                  3,986             -             -
Commercial mortgage-backed securities                                  37,570        11,142             -
Asset-backed securities                                                   165        16,176         2,506
Preferred stock                                                             -         8,233             -
Commercial mortgage loans                                               1,530             -           605
                                                                   -----------   -----------   -----------

Net impairment loss recognized in earnings                           $ 71,471      $ 87,404        $7,394
                                                                   -----------   -----------   -----------

                                                                      2009
General Description
Residential mortgage-backed securities                                     56
Commercial mortgage-backed securities                                   6,756
Asset-backed securities                                                 6,008
                                                                   -----------

Total OTTI losses in accumulated OCI                                 $ 12,820
                                                                   -----------

        The following chart is a rollforward of credit losses for the year ended
        December 31, 2009 on debt securities held by the Company for which a portion of an other-than-temporary impairment was recognized in other comprehensive income (loss):

                                                                      2009
                                                                   -----------
Balance, January 1, 2009                                              $ 1,237
Additions for newly impaired securities                                52,208
Additions for previously impaired securities                            1,417
Reductions for impaired securities sold                               (25,226)
                                                                   -----------

Balance, December 31, 2009                                           $ 29,636
                                                                   -----------

        The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31, 2009 and 2008, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                   2009                                   2008
                                                   -------------------------------------  ------------------------------------
                                                      Amortized           Estimated          Amortized          Estimated
                                                         Cost            Fair Value             Cost            Fair Value

Due in one year or less                                   $  98,940           $  94,482         $  118,375         $  110,912
Due after one year through five years                     1,591,569           1,570,708          1,452,782          1,261,673
Due after five years through ten years                    3,247,617           3,309,331          3,043,991          2,480,291
Due after ten years                                       9,523,683           8,747,613          7,681,649          7,205,858
Securities not due at a single maturity date
  (primarily mortgage-backed securities)                  8,946,219           8,534,671         10,045,328          9,341,650
                                                   -----------------  ------------------  -----------------  -----------------
             Total fixed maturities                     $23,408,028         $22,256,805        $22,342,125        $20,400,384
                                                   -----------------  ------------------  -----------------  -----------------

        Midland National is a member of the Federal Home Loan Bank of Des Moines
        ("FHLB"). In order to maintain its membership, the Company was required to purchase FHLB equity securities that collectively total $25,619 as of
        December 31, 2009 and 2008. These securities are included in equity securities and are carried at cost which approximates fair value. Resale of these securities is restricted only to FHLB. As a member of FHLB, the
        Company can borrow money, provided that FHLB's collateral and stock ownership requirements are met. The maximum amount a member can borrow is twenty times its FHLB investment. The interest rate and repayment terms differ depending on the type of advance and the term selected. At
        December 31, 2009 and 2008, the Company had an outstanding advance of
        $349,870 from FHLB (see Note 7).

        Investment Income and Investment Gains (Losses) Major categories of investment income reflected in the consolidated statements of income are summarized as follows:

                                                              2009              2008               2007

Gross investment income
    Fixed maturities                                       $1,134,910        $1,090,408         $ 980,599
    Equity securities                                          24,005            21,087            30,345
    Mortgage loans                                             13,591            17,853            18,370
    Policy loans                                               21,830            22,155            21,333
    Short-term investments                                      1,269            11,356            23,435
    Derivative instruments                                    (70,064)          (93,490)          118,670
    Other invested assets                                     (26,654)           12,281            74,583
                                                      ----------------  ----------------   ---------------
             Total gross investment income                  1,098,887         1,081,650         1,267,335
Less:  Investment expenses                                     39,279           115,210           131,697
                                                      ----------------  ----------------   ---------------
             Net investment income                         $1,059,608         $ 966,440        $1,135,638
                                                      ----------------  ----------------   ---------------

        Investment expenses primarily consist of investment advisor fees, interest expense on securities lending, interest on FHLB advances and interest related to derivative collateral liabilities.

        The major categories of realized investment gains (losses) reflected in the consolidated statements of income are summarized as follows:

                                                               2009              2008               2007

Fixed maturities                                             $ 176,244         $ 134,848         $  88,216
Equity securities                                              (19,902)          (17,472)          (10,195)
Mortgage loans                                                    (600)                -                45
Short-term investments                                            (915)              399             1,265
                                                       ----------------  ----------------   ---------------
             Net investment gains (losses)                   $ 154,827         $ 117,775         $  79,331
                                                       ----------------  ----------------   ---------------

        Included in realized investment gains (losses) on the fixed maturities in 2009, 2008 and 2007 are gains of $1,408, $6,771 and $1,560, respectively, related to recoveries from Enron, Inc. and WorldCom, Inc.
        The Company sold its investments in Enron, Inc. and WorldCom, Inc. in
        2001 and 2002 and recorded pre-tax losses of $45,951. The recoveries, which cumulatively total $18,886, are the result of a federal securities law class actions brought on behalf of Enron, Inc. and WorldCom, Inc.
        securities purchasers against various parties involved with Enron, Inc.
        and WorldCom, Inc.

        Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (prior to gains (losses) ceded and excluding other-than-temporary impairments, maturities, calls, and prepayments) during 2009, 2008 and 2007 were as follows:

                                        2009                         2008                        2007
                          ------------------------------  -------------------------- ---------------------------
                               Fixed          Equity         Fixed        Equity         Fixed        Equity
                             Maturities     Securities    Maturities    Securities    Maturities    Securities

Proceeds from sales        $  6,155,856    $ 100,281     $ 7,203,254     $ 138,230    $ 8,029,528    $ 583,672
Gross realized gains            377,031        6,219         200,056         1,014         54,114        5,334
Gross realized (losses)        (215,126)     (26,122)        (68,395)      (18,485)       (54,065)     (15,325)

        Credit Risk Concentration
        The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government
        Agency or Authority, the Company had no investments which exceeded 10%
        of the Company's stockholder's equity at December 31, 2009.

        Other
        At December 31, 2009 and 2008, securities with reported values of $3,632 and $3,756, respectively, were on deposit with regulatory authorities as required by law. These consist of fixed maturity securities reported in the consolidated balance sheets at fair value and have an amortized cost of $3,304 and $3,338, respectively.

        During 2009, the Company completed a re-securitization transaction by transferring non-agency RMBS securities with a book value of $309,888 to a special interest entity, which then transferred the securities to a non-affiliated Trust. The cash flows from the transferred securities will be used to service re-tranched and re-rated securities issued by the Trust. Upon completion of the re-securitization, the previous carrying amount of the transferred securities was allocated to the securities issued by the Trust. The Trust sold re-issued securities with an allocated book value of $77,553 to unaffiliated third parties for cash proceeds of $62,469. These proceeds were transferred to the Company along with the beneficial interests in the remaining re-securitized securities. The Company recognized a loss of $15,084 related to this transaction. The beneficial interests in the remaining securities issued by the Trust have been retained by the Company and have a carrying value equal to the prior carrying value of the transferred securities less the carrying value allocated to the re-securitized securities sold.

5.      Derivative Instruments and Hedging Activities

        The following table presents the notional amounts and fair value of derivative instruments:

                                                                       December 31, 2009
                                                           Notional
                                                            Amount            Assets          Liabilities
Derivatives not designated
  as hedging instruments:

Put options (1)                                               N/A                       3                 -
Interest rate swaps (1)                                       178,578               2,914             2,538
Credit default swaps - receive (1)                            243,625               5,509             8,389
Credit default swaps - pay (1)                                 56,000                   -            16,593
Floors (1)                                                    113,000               3,629                 -
Embedded derivatives in:
  Index life and annuity products (2)                         N/A                       -            26,158
  Index annuity products ceded (3)                            N/A                  (6,132)                -
  Index annuity funds withheld (3)                            N/A                  12,808                 -
  Hybrid instruments (4)                                      N/A                 357,239                 -
Futures (1)                                                 1,006,838             172,568                 -
Call options (1)                                            2,587,120             249,180                 -
Written options (1)                                           322,035                   -            23,159

Derivatives designated
  as hedging instruments:
Interest rate swaps - effective cash flow (1)                  23,810               1,282                 -
Interest rate swaps - effective fair value (1)                 18,450                   -               508

                                                                          December 31, 2008
                                                           Notional
                                                            Amount            Assets          Liabilities
Derivatives not designated
  as hedging instruments:

Put options (1)                                               N/A                     257                 -
Interest rate swaps (1)                                        76,181               8,199             1,771
Credit default swaps - receive (1)                            249,625               8,344             7,673
Credit default swaps - pay (1)                                 56,000                   -            36,863
Floors (1)                                                    113,000               8,194                 -
Embedded derivatives in:
  Index life and annuity products (2)                         N/A                       -          (416,478)
  Index annuity products ceded (3)                            N/A                (115,598)                -
  Index annuity funds withheld (3)                            N/A                  79,918                 -
  Hybrid instruments (4)                                      N/A                 397,731                 -
Futures (1)                                                   318,413              23,702                 -
Call Options (1)                                            3,100,615              55,195                 -
Written Options (1)                                                 -                   -                 -

Derivatives designated
  as hedging instruments:
Interest rate swaps - effective cash flow (1)                  23,810               3,525                 -
Interest rate swaps - effective fair value (1)                 23,450                   -               817

(1) Carried on the Company's balance sheets in derivative instruments
(2) Carried on the Company's balance sheets in policyholder account balances
(3) Carried on the Company's balance sheets in reinsurance receivables
(4) Carried on the Company's balance sheets in fixed maturities, available for sale, at fair value

        Index Options and Futures
        The Company uses various derivative instruments to manage its exposure to interest rate risk and to meet its policy guarantee obligations. The
        Company has index annuity and index universal life products that provide for a guaranteed base return and a higher potential return tied to several major equity market indexes. In order to fund these benefits, the Company purchases over-the-counter index options that compensate the
        Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company also enters futures contracts to compensate it for increases in the same indexes. The Company classifies these options and futures as derivative instruments. The Company amortizes the cost of the index options against investment income over the term of the option, which is typically one year. When the options mature, the value received by the Company is reflected as net investment income in the consolidated statements of income. The futures contracts have no initial cost and are marked to market daily. That daily mark-to-market is settled through the Company's variation margin accounts maintained with the counterparty. The Company reports the change in the difference between market value and amortized cost of index options and the change in the futures variation margin accounts as gain (loss) on derivatives.

        The fair value of the embedded options related to the policyholder obligations (liability values) is based upon current and expected index levels and returns as well as assumptions regarding general policyholder behavior, primarily lapses and withdrawals. These projected benefit values are discounted to the current date using an assumed interest rate consistent with the duration of the liability adjusted to reflect the
        Company's credit risk and additional provision for adverse deviation.
        This value is then compared to the carrying value of the liability to calculate any gain or loss that is reflected in the statements of income as a gain (loss) on derivatives.

        The Company has two coinsurance with funds withheld reinsurance agreements with an unaffiliated reinsurer. Under applicable guidance, the Company's reinsurance agreements contain embedded derivatives that require bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the
        Company. The embedded derivatives contained in the funds withheld liability have characteristics similar to a total return swap since the
        Company cedes the total return on a designated investment portfolio to the outside reinsurer. The reinsurer assumes the interest credited to the policyholders on the policies covered by the treaties, which interest is relatively fixed. The Company has developed models based on the expected cash flows of the ceded annuity business to estimate the fair value of the policy liabilities. The value of the derivative embedded in the funds withheld coinsurance agreements is equal to the difference between the fair value of the assets in the funds withheld portfolio and the fair value of the policy liabilities estimated from cash flow models. The value of the embedded derivative is reported in the consolidated balance sheets in reinsurance receivables. The net change in the reported value of the embedded derivatives is reported in net gain (loss) on derivatives in the consolidated statements of income.

        Cash Flow Hedges
        The Company has a number of investments which pay interest on a variable rate tied to a benchmark interest rate. The Company has entered into interest rate swaps that effectively convert the variable cash flows on specific fixed income securities to fixed over the life of the swaps.
        These swaps pay the Company fixed rates while the Company is obligated to pay variable rates based on the same benchmark interest rate as the hedged asset. The swaps are part of the Company's overall risk and asset-liability management strategy to reduce the volatility of cash flows and provide a better match to the characteristics of the Company's liabilities. These swaps are accounted for as cash-flow hedges and are reported at fair value in the consolidated balance sheets with the change in fair value reported as a component of other comprehensive income for the effective portion of the hedge. Periodic cash flow interest swap settlements and current period changes in the swap accruals are reported as a component of net investment income with the payable or receivable included in accrued investment income. The stated
        fair value of the applicable interest rate swaps excludes the current period accruals. The following table presents the impact of cash flow hedges on the consolidated financial statements before adjustments to intangibles and deferred income taxes.

          -------------------------------------------------------------------------------  ------------------------------
                                      Effective portion                                            Ineffective portion
          -------------------------------------------------------------------------------  ------------------------------
              Derivative in                              Income            Gain(Loss)
                Subtopic                                Statement         Reclassified
                 815-20          Gain (Loss)           Location of            from             Income
                Cash Flow          in Other            Gain (Loss)         Accumulated        Statement       Ineffective
                 Hedging        Comprehensive       reclassified from          OCI           Location of      Gain (Loss)
  Year        Relationships         Income           Accumulated OCI       into income       Gain (Loss)       in Income
--------- ------------------  -------------------  --------------------  ----------------  ----------------  ------------

                                                      Net realized                            Net gains
                Interest                               investment                             (losses)
  2009         rate swaps          ($2,243)          gains (losses)            $0          on derivatives          $0

                                                      Net realized                            Net gains
                Interest                               investment                             (losses)
  2008         rate swaps            $786            gains (losses)            $0          on derivatives          $0

        Fair Value Hedges
        The Company has entered into interest rate swap agreements that pay a variable rate of interest to the Company and the Company pays a fixed rate of interest to the counterparty. These swaps hedge the fair value of specific available-for-sale fixed income securities and are important components of the Company's asset-liability management. It is anticipated that changes in the fair values of the fixed income securities due to changes in interest rates will be offset by a corresponding opposite change in the fair values of the interest rate swaps. These swaps are considered effective hedges and are reported in the consolidated balance sheets at fair value with the changes in fair value of the swaps and hedged available-for-sale fixed income investments reported as components of net gains on derivatives in the consolidated statements of income. Periodic fair value interest swap settlements and current period changes in the swap accruals are reported as a component of net investment income with the payable or receivable included in accrued investment income. The stated fair value of the applicable interest rate swaps excludes the current period accruals. The following table presents the impact of fair value hedges on the consolidated statements of income.

                                                                                       Amount of Gain or (Loss)
          Derivative in Subtopic                 Location of Gain or (Loss)              Recognized in Income
            815-20 Fair Value                       Recognized in Income                    on Derivatives
          Hedging Relationships                        on Derivatives                  2009              2008
--------------------------------------------------------------------------------  ---------------  ------------------

           Interest rate swaps               Net gain/(loss) on derivatives            $309             ($531)

    Fixed rate fixed income securities       Net gain/(loss) on derivatives            $503            ($3,230)

        Other Derivatives
        The Company has also entered into interest rate floor, interest rate swap and credit default swap agreements to help manage its overall exposure to interest rate changes and credit events. These swaps do not hedge specific assets or liabilities and as such are not accounted for as effective hedges. Included in the non-hedge swaps are credit default swaps where the Company is a protection provider and a protection buyer.
        During 2008, the Company purchased interest rate floor agreements to protect itself against interest rates decreasing below its policy reserve guarantees. These swaps and floors are reported at fair value in the consolidated balance sheets and changes in the fair value are reported as a component of net gains (losses) on derivatives in the consolidated statements of income. Included in the non-hedge swaps is the ineffective portions of cash flow and fair value interest rate swaps. Periodic interest rate and credit default swap settlements and current period changes in the swap accruals for these non-hedge swaps are reported as a component of net investment income with the payable or receivable included in accrued investment income. The stated fair value of the applicable interest rate and credit default swaps excludes the current period accruals. The following table presents the impact of other derivatives on the consolidated statements of income.

                                                                                          Amount of Gain or (Loss)
          Derivative not designated                  Location of Gain or (Loss)             Recognized in Income
           as Hedging Instruments                       Recognized in Income                  on Derivative
            under Subtopic 815-20                           on Derivative                  2009             2008
------------------------------------------------------------------------------------- ---------------- ----------------

Interest rate swaps                                    Net investment income                   (4,685)             215
Interest rate swaps                                Net gain/(loss) on derivatives              (6,052)          13,940
Credit default swaps - receive                     Net gain/(loss) on derivatives              (4,542)          (1,599)
Credit default swaps - pay                         Net gain/(loss) on derivatives              20,271          (41,456)
Floors                                             Net gain/(loss) on derivatives              (4,565)           5,546
Embedded derivatives in:
  Index life and annuity products                  Net gain/(loss) on derivatives            (442,636)         363,680
  Index annuity products ceded                     Net gain/(loss) on derivatives             109,465         (110,609)
  Index annuity funds withheld                     Net gain/(loss) on derivatives             (67,110)         (68,588)
  Hybrid instruments                               Net gain/(loss) on derivatives             (40,492)          (2,869)
Futures                                            Net gain/(loss) on derivatives             118,925         (141,390)
Options                                                Net investment income                  (65,379)         (92,298)
Options                                            Net gain/(loss) on derivatives             158,845          (50,759)

        Collateral posted by counterparties at December 31, 2009 and 2008, applicable to derivative instruments was $199,861 and $16,180, respectively, and is reflected in the consolidated balance sheets in short-term investments. The obligation to repay the collateral is reflected in the consolidated balance sheets in repurchase agreements, other borrowings and collateral on derivatives. Collateral posted by the
        Company at December 31, 2009 and 2008 applicable to derivative instruments was $20,350 and $38,610, respectively, and is reflected in the consolidated balance sheets as other receivables.

        Hybrid Financial Instruments
        As of December 31, 2009 and 2008, the Company held eight securities with embedded derivatives and the Company has elected fair value measurement in accordance with the guidance. As such, any change in the fair value of the security is reported as gains (losses) on derivatives. The amortized cost and fair value of the Company's hybrid financial instruments at December 31, 2009 was $400,600 and $357,239 respectively.
        During 2009, the Company reported ($40,492) as gains (losses) on derivatives related to hybrid securities. At December 31, 2008, the amortized cost and fair value of the Company's hybrid securities was
        $400,600 and $397,731, respectively. The loss reported during 2008 was
        $2,869. The decision to elect fair value measurement is made on an instrument-by-instrument basis under the guidance. The Company will consider making an election of fair value measurement at the time of any future acquisitions of hybrid financial instruments.

6.      Noncontrolling Interests

        During 2008, the Company became a limited partner in a variable interest entity and the Company is considered the primary beneficiary. As such, the assets, liabilities and results of operations and cash flows of the variable interest entity have been consolidated in the accompanying consolidated financial statements. The variable interest entity,
        Guggenheim Partners Opportunistic Investment Grade Securities Fund, LLC
        (the "Fund"), is a private investment company that seeks to maximize total return by investing in a variety of fixed income sectors and assets. The Company holds a 50.9% interest in the Fund as of December
        31, 2009. North American holds a 25.5% interest in the Fund at December
        31, 2009. The general partner of the Fund is a related party, Guggenheim
        Partners Asset Management, Inc. The Fund reports unrealized gains and losses on investments as a component of net income; therefore the
        Company reports these unrealized gains and losses in the same manner.
        The amount of unrealized gain in 2009 and 2008 of $35,795 and $27,442, respectively is reported in the accompanying consolidated statements of income as net unrealized gain from variable interest entity. The other operations of the Fund are reported as components of net investment income and net realized investment gains. The income after taxes from the Fund in 2009 and 2008 was $135,003 and $17,328, of which $38,827 and
        $5,446 is allocated to the interests held by North American and $18,546 and $991, respectively, is allocated to noncontrolling interests. At
        December 31, 2009 and 2008, the Fund had total assets of $1,444,376 and
        $372,647, respectively. Included in equity at December 31, 2009 and 2008 is $504,190 and $133,837, respectively, of noncontrolling interests.

                                                                                   2009                2008

         Net income attributable to Midland National                             $  219,498          $  244,678
         Transfers (to) from the noncontrolling interest
         Decrease in Midland National's paid-in capital for
         additional capital contributions to the Fund                               (16,880)                  -
                                                                          ------------------  ------------------

         Change from net income attributable to Midland
         National and transfer (to) from noncontrolling interest                 $  202,618          $  244,678
                                                                          ------------------  ------------------

        The Company evaluates their investments in limited partnerships annually to determine if any are VIEs and would require consolidation into the
        Company's financial statements (refer to Note 1).

7.      Borrowings

        At December 31, 2009 and 2008, the Company has outstanding borrowings of
        $349,870 from the FHLB in accordance with the terms of its membership agreement. The purpose of the borrowings is to complement the Company's security lending program. The borrowings are reported as a component of repurchase agreements, other borrowings and collateral on derivatives.
        The borrowings outstanding at December 31, 2009 have maturity dates in
        March, July and November, 2010. The Company renewed the borrowings that matured in March 2010 for a borrowing that will mature on March 15, 2011 at an interest rate of 0.53%. Interest expense incurred during 2009 and
        2008 was $4,594 and $5,044, respectively, and is reported as a component of net investment income. The fair value of this borrowing approximates its reported value due to its short maturity.

        In accordance with the FHLB membership agreement, the Company was required to purchase FHLB common stock. At December 31, 2009 and 2008 the Company held $25,619 of FHLB common stock. In addition, the Company has posted agency MBS/CMO fixed income securities with fair values in excess of the amount of the borrowing as collateral.

8.      Property, Plant and Equipment

        The following summarizes property, plant and equipment:

                                                  Range of
                                                Useful Lives            2009              2008
Land                                                  -                $  3,029          $  3,029
Land improvements                                 20 years                  761               761
Buildings and improvements                        39 years               17,425            22,214
Leasehold improvements                            40 years                   20                67
Furniture and fixtures                            10 years                4,927             4,643
Computer equipment and software                 3 - 10 years             37,638            36,155
Other                                            3 - 5 years                 49                49
                                                                  --------------  ----------------
                                                                      $  63,849         $  66,918
Accumulated depreciation                                                (20,218)          (21,570)
                                                                  --------------  ----------------
                                                                      $  43,631         $  45,348
                                                                  --------------  ----------------

        Depreciation expense was $5,086 and $3,898 for the years ended December
        31, 2009 and 2008, respectively.

        Property, plant and equipment primarily consists of a home office building used for the Company's insurance operations in Sioux Falls,
        South Dakota. Construction commenced in 2007 and the facility was completed in late 2008 with occupancy in early 2009. During 2009 the former home office building, which is included in the 2008 reported balances above, was sold to a third-party for $3,050 for a realized loss of $118. Property, plant and equipment is reported in the consolidated balance sheets as a component of other receivables, other assets and property, plant and equipment.

9.      DAC, DSI and PVFP

        Policy acquisition costs of new and acquired business, deferred and amortized for the years ended December 31, 2009, 2008 and 2007 are as follows:

                                                          2009               2008               2007

DAC, beginning of year                                    $2,012,764         $1,422,862         $1,341,489
Commissions deferred                                         201,236            199,305            185,358
Underwriting and acquisition expenses deferred                41,655             39,864             42,299
Reduction due to reinsurance ceded                           (28,047)                 -                  -
Change in offset to unrealized losses                       (257,756)           527,048             85,062
Amortization related to operations                          (202,808)          (180,014)          (173,310)
Amortization related to realized (gains) losses                8,247            (14,440)           (26,891)
Amortization related to derivatives                           23,535             18,139            (31,145)
                                                       --------------   ----------------   ----------------
DAC, end of year                                          $1,798,826         $2,012,764         $1,422,862
                                                       --------------   ----------------   ----------------

        The composition of DSI for the years ended December 31, 2009, 2008 and
        2007 is summarized below:

                                                          2009               2008               2007

DSI, beginning of year                                     $ 764,191          $ 442,770          $ 414,545
Sales inducements costs deferred                              77,002             96,598             82,688
Reduction due to reinsurance ceded                            (2,423)                 -                  -
Change in offset to unrealized losses                       (152,077)           298,904             25,871
Amortization related to operations                           (72,939)           (60,326)           (53,727)
Amortization related realized (gains) losses                   3,552             (8,402)            (5,279)
Amortization related to derivatives                            9,141             (5,353)           (21,328)
                                                     ----------------  -----------------  -----------------
DSI, end of year                                           $ 626,447          $ 764,191          $ 442,770
                                                     ----------------  -----------------  -----------------

        The composition of the PVFP for the years ended December 31, 2009, 2008 and 2007 is summarized below:

                                                        2009               2008               2007

PVFP, beginning of year                                  $  34,020          $  28,767          $  34,129
Change in offset to unrealized losses                       (7,678)             7,677                  -
Amortization                                                (4,575)            (2,424)            (5,362)
                                                    ---------------   ----------------   ----------------
PVFP, end of year                                        $  21,767          $  34,020          $  28,767
                                                    ---------------   ----------------   ----------------

10.     Reinsurance

        The Company is involved in both the cession and assumption of life and annuity reinsurance with other companies. Reinsurance premiums and claims ceded and assumed for the years ended December 31 are as follows:

                                          2009                           2008                       2007
                               ---------------------------   -------------------------  --------------------------
                                  Ceded           Assumed       Ceded         Assumed      Ceded          Assumed

Premiums and deposits
   on investment contracts      $  489,965        $ 1,001     $661,616         $  839    $750,611          $  787
Claims and investment
   contract withdrawals            198,117            256      192,187          1,576     165,611           4,155

        The Company generally reinsures the excess of each individual risk over
        $1,000 on ordinary life policies in order to spread its risk of loss.
        Certain other individual health contracts are reinsured on a policy-by-policy basis. The Company remains contingently liable for certain of the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally only reinsures with companies rated "A" or better by A.M. Best. The Company monitors these ratings on an on-going basis as it is at risk that a reinsurer may be downgraded after an agreement has been entered.

        In addition to the risk reinsurance described above, the Company is also party to two funds withheld coinsurance agreements with a third-party reinsurer. These are indemnity agreements that cover 50% of substantially all policies issued from January 1, 2002 through March 31,
        2005 and since March 1, 2008 and 60% of substantially all policies issued from April 1, 2005 through February 29, 2008 of specific annuity plans. In these agreements, the Company agrees to withhold, on behalf of the assuming company, assets equal to the statutory reserves associated with these policies. The Company has netted the funds withheld liability of $3,866,131 and $3,602,226 against the reserve credits of $4,438,585 and $4,270,520 in reinsurance receivables in the December 31, 2009 and
        2008 consolidated balance sheets, respectively.

        The Company is also a party to a coinsurance agreement with an affiliated reinsurer. This is an indemnity agreement that covers 100% of all policies issued from January 1, 2008 through September 30, 2009 of specific annuity plans. The effective date of the agreement was October
        1, 2009, at which time the Company transferred assets of $552,810, which are equal to the statutory reserves associated with these policies. The
        Company also received a ceding allowance of $6,565 as of the effective date of the agreement. The account values ceded as of the effective date were $576,715. The difference between the account values ceded, the assets transferred and the ceding allowance received resulted in a reduction of deferred acquisition costs of $28,047 and a reduction of deferred sales inducements of $2,423. Reserve credits of $577,852 associated with this agreement are reported in reinsurance receivables in the December 31, 2009 consolidated balance sheet.

        Premiums, interest sensitive life and investment product charges, and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported gross of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

11.     Accumulated Other Comprehensive Income (Loss)

        The components of accumulated other comprehensive loss are as follows:

                                                                       2009               2008

Net unrealized gain (loss) - available-for-sale securities           $ (1,175,131)      $ (2,060,259)
Net unrealized gain (loss) - derivative instruments                         1,282              3,525
Net unrealized gain (loss) - noncredit component of impairment
      losses on available-for-sale securities                             (12,820)                 -
Intangibles                                                               455,301            864,200
Pension
      Unrecognized actuarial net losses                                   (12,032)            (8,603)
Post-retirement
      Unrecognized actuarial net losses                                    (1,996)            (1,434)
      Unrecognized prior service cost                                       1,164               (368)
Deferred income taxes                                                     260,481            421,029
                                                                   ---------------  -----------------

      Accumulated other comprehensive loss                             $ (483,751)        $ (781,910)
                                                                   ---------------  -----------------

        The following table sets forth the changes in each component of accumulated other comprehensive loss.

                                                                               2009            2008          2007

Net unrealized loss available-for-sale securities                            $ 971,529    $ (1,892,001)   $ (147,158)
Reclassification adjustment for (gains) losses released
      into income                                                              (86,401)        (29,971)      (71,232)
Net unrealized gain (loss) - derivatives                                        (2,243)            786         3,868
Net unrealized gain (loss) - noncredit component of impairment
      losses on available-for-sale securities                                  (12,820)              -             -
Impact of intangibles                                                         (408,899)        805,342       110,933
Additional pension liability
      Amortization of net gain in net periodic benefit expense                     346             224           164
      Net (loss) gain recognized in accrued benefit costs                       (3,775)         (3,820)        2,000
Additional post-retirement liability:
      SFAS No. 158 adoption adjustment                                               -               -        (3,750)
      Amortization of net gain (loss) in net periodic benefit expense               29             (32)            -
      Amortization of prior service costs                                           75              75             -
      Net (loss) gain recognized in accrued benefit costs                         (592)          2,517             -
      Prior service costs arising in current year                                1,458            (612)            -
Deferred income taxes                                                         (160,548)        391,122        36,812
                                                                          -------------  --------------  ------------
      Net other comprehensive gain (loss)                                    $ 298,159      $ (726,370)    $ (68,363)
                                                                          -------------  --------------  ------------

        The unrealized investment gain (loss) on available-for-sale securities and derivative instruments is adjusted by intangibles and deferred income taxes, which adjustments are included in the statements of stockholder's equity.

12.     Income Taxes

        The significant components of the provision for income taxes are as follows:

                                                   2009          2008           2007

Current                                            $ 120,089     $ 117,853      $  86,009
Deferred                                             (17,781)       21,143         48,077
                                                 ------------  ------------  -------------
          Total federal income tax expense         $ 102,308     $ 138,996      $ 134,086
                                                 ------------  ------------  -------------

        The components of the federal income tax asset are as follows:

                                                            2009               2008

Net deferred income tax asset                                $ 356,404          $ 502,966
Income taxes currently (payable) receivable                     53,870            (32,339)
                                                      -----------------  -----------------
              Total income tax asset                         $ 410,274          $ 470,627
                                                      -----------------  -----------------

        The difference between the provision for income taxes attributable to income before income taxes and the amounts that would be expected using the U.S. Federal statutory income tax rate of 35% in 2009, 2008 and 2007 are as follows:

                                                   2009           2008           2007

At statutory federal income tax rate             $ 104,735      $ 136,538      $ 136,312
Dividends received deductions                         (497)          (997)        (1,551)
Tax credits                                         (4,585)             -              -
Other, net                                           2,655          3,455           (675)
                                              -------------  -------------  -------------
              Total income tax expense           $ 102,308      $ 138,996      $ 134,086
                                              -------------  -------------  -------------

        The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31, 2009 and 2008 are as follows:

                                                                           2009           2008

Deferred income tax assets
    Policy liabilities and reserves                                         $ 720,554      $ 555,160
    Investments                                                               356,191        734,086
    Other, net                                                                  1,101         65,137
                                                                        --------------  -------------
              Total deferred income tax assets                              1,077,846      1,354,383
                                                                        --------------  -------------
Deferred income tax liabilities
    Present value of future profits of acquired business                       (7,618)        (9,220)
    Deferred policy acquisition costs and deferred sales inducements         (713,824)      (842,197)
                                                                        --------------  -------------
              Total deferred income tax liabilities                          (721,442)      (851,417)
                                                                        --------------  -------------
              Net deferred income tax asset                                 $ 356,404      $ 502,966
                                                                        --------------  -------------

        In assessing the realizability of deferred tax assets, management considers whether it is more likely than not, that some portion or all of the deferred tax assets will not be realized. Based on management's analysis of the realization of deferred tax assets, it is management's opinion that the Company will have sufficient future taxable income to realize all of the deferred tax assets at December 31, 2009, and no valuation allowance is necessary.

        The FASB issued guidance which clarified the accounting for uncertainty in income taxes in an entity's financial statements and provides thresholds for recognizing and measuring benefits of a tax position taken or expected to be taken in a tax return.

        The Company adopted the clarifying guidance as of January 1, 2007 and the Company's subsidiary, SFG Reinsurance Company adopted as of January
        1, 2009. Consequently, the Company recognizes tax benefits only on tax positions where it is "more likely than not" to prevail. There was no effect on the Company's financial statements from adopting the clarifying guidance.

        The Company anticipates it is reasonably possible that the unrecognized benefits will decrease in the range of $2,235 to $6,432 by the end of
        2010 primarily related to uncertainty regarding the treatment of dividend deductions. The Company recognizes interest and/or penalties as a component of tax expense. The Company had approximately $819 and $489 of accrued interest and penalties at December 31, 2009 and 2008, respectively.

        In 2009, the Internal Revenue Service (IRS) completed an examination of the Company's income tax returns for 2004 through 2006, with no material adjustments. The IRS has commenced an examination of the Company's income tax returns for 2007 through 2008. The examination was in progress at December 31, 2009.

        Under guidance for uncertainty in income taxes, Midland National is considered a public entity, but its subsidiary is considered a non-public entity. As required under guidance for public entities, a reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

                                                                                  2009

         Balance at January 1                                                   $  7,975
         Additions based on tax positions related to the current year                358
         Reductions based on tax positions related to the prior years             (1,024)
         Additions based on tax positions related to prior years                   1,223
         Settlements/Statute expiration                                                -
                                                                             ------------
         Balance at December 31                                                 $  8,532
                                                                             ------------

13.     Statutory Financial Data and Dividend Restrictions

        The Company is domiciled in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners
        ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.

        There were no permitted practices used by the Company in 2009; however, prescribed practices used by the Company in 2009 include the following:

        1.      In 2006 Iowa issued a prescribed practice that allows other than market value for assets held in separate accounts where general account guarantees are present on such separate accounts. As a result, the Company carries the assets of the separate accounts related to its bank owned life insurance products at book value.

        2.      In 2008 Iowa issued a prescribed practice to account for call option derivative assets that hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices at amortized cost. The prescribed practice also provides guidance to determine indexed annuity reserve calculations based on the Guideline 35 Reserve assuming the market value of the call option(s) associated with the current index term is zero, regardless of the observable market for such option(s). At the conclusion of the index term, credited
                interest is reflected in the reserve as realized, based on actual index performance. The Company adopted this prescribed practice in 2008.

        The combined effect of applying these prescribed practices in 2009 increased the Company's statutory-based surplus by $117,179. The risk-based capital excluding the effect of these prescribed practices would not have resulted in a regulatory trigger event.

        Generally, the net assets of an Iowa domiciled insurance company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends that can be paid by the Company during any
        12-month period, without prior approval of the Iowa insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory net income (generally, the greater of statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus). The Company paid dividends of
        $51,617, $46,740 and $43,345 in 2009, 2008 and 2007, respectively.
        Dividends payable in 2010 up to approximately $139,186 will not require prior approval of regulatory authorities.

        The statutory net income of the Company for the years ended December 31,
        2009, 2008 and 2007, is approximately ($31,000), $111,000 and $112,000, respectively, and reported capital and surplus at December 31, 2009,
        2008 and 2007, is approximately $1,392,000, $1,240,000 and $1,109,000, respectively, in accordance with statutory accounting principles.

14.     Operating Leases

        The Company leases certain equipment and office space. Rental expense on operating leases of approximately $3,749, $3,948, and $4,052, were incurred in 2009, 2008, and 2007, respectively. Approximate future minimum lease payments under non-cancellable leases at December 31,
        2009, are as follows:

         Year ending December 31,
         2010                                           $  2,407
         2011                                              2,794
         2012                                              2,797
         2013                                              2,772
         2014                                              2,613
         Thereafter                                       10,675
                                                  ---------------
                                                        $ 24,058
                                                  ---------------

15.     Employee Benefits Plans

        The Company participates in noncontributory defined benefit pension plan sponsored by SEI that covers certain full-time employees. Effective
        December 31, 2004, the plan sponsor approved a plan amendment to freeze the participants' accounts of the noncontributory defined benefit pension plan, which had the effect of establishing each participant's earned accrued benefit as of December 31, 2004. In addition, the participants' benefits shall be payable pursuant to the terms of the
        Plan to the extent each participant is or becomes 100% vested in such accrued benefits.

        In addition, the Company provides certain postretirement health care and life insurance benefits for eligible active and retired employees through health and welfare benefit plans.

        The following tables summarize the benefit obligations, the funded status and other additional information related to these plans as of
        December 31, 2009 and 2008. The pension benefit amounts reflect an allocation of the Company's portion of the SEI plan:

                                                         Pension Benefits             Other Benefits
                                                       ------------------------  -------------------------
                                                        2009          2008          2009         2008
Obligation and funded status
Accumulated benefit obligation at December 31           $ 37,700      $ 32,884      $ 13,456     $ 13,319
Fair value of plan assets at December 31                  30,490        29,148             -            -
                                                       ---------- -------------  ------------ ------------
Funded status at December 31                             $(7,210)      $(3,736)     $(13,456)    $(13,319)
                                                       ---------- -------------  ------------ ------------
Accrued benefit liability recognized
 in financial statements                                 $(7,210)      $(3,736)     $(13,456)    $(13,319)
                                                       ---------- -------------  ------------ ------------

Changes in liability for benefits recognized in
 accumulated other comprehensive income (loss)
Beginning balance                                        $(8,603)      $(5,007)      $(1,802)     $(3,750)
Net gain amortized into net periodic benefit costs           346           224           104           43
Net gain (loss) arising during the period                 (3,775)       (3,820)          866        1,905
                                                       ---------- -------------  ------------ ------------
Balance at December 31                                  $(12,032)      $(8,603)       $ (832)     $(1,802)
                                                       ---------- -------------  ------------ ------------

Changes in deferred taxes recognized in
 accumulated other comprehensive income (loss)           $ 1,200       $ 1,259        $  340       $ (682)
                                                       ---------- -------------  ------------ ------------

                                                   Pension Benefits                  Other Benefits
                                         ----------------------------------  -----------------------------
                                           2009        2008       2007          2009      2008       2007
Additional information
Net periodic benefit (income) costs       $  45      $ (208)    $ (426)      $ 1,438   $ 1,286    $ 1,778
Employer contributions                        -           -      1,231           331       509        397
Employee contributions                        -           -          -           122       113        106
Benefit payments                            363         529        444           453       622        503

Actuarial assumptions
Weighted-average assumptions, used to
determine benefit obligations as of
December 31
    Discount rate                          5.88%      6.25%       6.25%        5.50%      6.25%      6.25%
    Rate of compensation increase           N/A        N/A         N/A         4.25%      4.25%         -

Weighted-average assumptions used
 to determine net costs
 as of December 31
    Discount rate                          5.88%      6.25%       5.75%        5.50%      6.25%      5.75%
    Expected return on plan assets         7.00%      7.50%       7.50%           -          -          -
    Rate of compensation increase           N/A        N/A         N/A         4.25%      4.25%         -

        For measurement purposes, a 9.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2009. The rate was assumed to decrease gradually to 4.5% in 2014, and remain at that level thereafter.

        The measurement date for the plans was December 31, 2009.

        For 2009, the weighted average expected long-term rate of return on assets was 7.0%. In developing this assumption, the plan sponsor evaluated input from its third party pension plan asset managers, including their review of asset class return expectations and long-term inflation assumptions. The plan sponsor also considered its historical average return, which was in line with the expected long-term rate of return assumption for 2009.

        The defined benefit pension plan asset allocation as of the measurement date and target asset allocation, presented as a percentage of total plan assets, were as follows:

                                                       2009
                                                      Target       2009         2008

Fixed income, multi-strategy and other securities          60%         63%         65%
Equity securities                                          35%         34%         29%
Other, including cash                                       5%          3%          6%
                                                      ---------  ----------   ---------

              Total                                       100%        100%        100%
                                                      ---------  ----------   ---------

        It is the plan sponsor's policy to invest pension plan assets in a diversified portfolio consisting of an array of assets matching the target asset allocations above. The investment risk of the assets is limited by appropriate diversification both within and between asset classes. The assets are managed with a view to ensuring that sufficient liquidity will be available to meet the expected cash flow requirements of the plan.

        The fair value of plan assets are invested in cash and cash equivalents, fixed income securities and equity securities. As discussed in Note 3 above, the Fair Value approach establishes a fair value hierarchy which prioritizes inputs to valuation techniques used to measure fair value.
        The term inputs refers broadly to the assumptions that market participants would use in pricing an asset. The following is a description of the valuations methodologies used for instruments measured at fair value, including the general classification of such instruments pursuant to the valuation hierarchy.

        Cash and Cash Equivalents

        These investments are mutual funds valued using the Net Asset Value
        (NAV) provided by the administrator of the fund. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares outstanding. The NAV is a quoted price in an active market and classified within Level 1 of the valuation hierarchy.

        U.S. Government and Federal Agency Obligations

        The fair value of U.S. government bonds is generally based on quoted prices in active markets. When quoted prices are not available, fair value is determined based on a valuation model that uses inputs that include interest-rate yield curves, cross-currency-basis index spreads, and country specific credit spreads similar to the bond in terms of issuer, maturity and seniority. These investments are classified within
        Level 2 of the valuation hierarchy.

        Corporate Debt Instruments

        The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads or credit default swap spreads. The spread data used are for the same maturity as the bond. If the spread data does not reference the issuer, then data that references a comparable issuer is used. When observable price quotations are not available, fair value is determined based on cash flow models with yield curves, bond. These investments are classified within Level 2 of the valuation hierarchy.

        Foreign Debt Obligations

        The fair value of foreign government bonds is generally based on quoted prices in active markets. When quoted prices are not available, fair value is determined based on a valuation model that uses inputs that include interest-rate yield curves, cross-currency-basis index spreads, and country specific credit spreads similar to the bond in terms of issuer, maturity and seniority. These investments are classified within
        Level 2 of the valuation hierarchy.

        Common Stocks, Rights and Warrants

        The fair value for these investments is based on quoted market prices for identical assets and liabilities. These investments are classified within Level 1 of the valuation hierarchy.

        Foreign Equities and Multi-Strategy Funds

        Foreign equity and multi-strategy funds are typically valued utilizing the net asset valuations provided by the underlying private investment companies and/or their administrators. Fund management considers subscription and redemption rights, including any restrictions on the disposition of the interest in its determination of fair value. These investments are classified within level 3 of the valuation hierarchy.

        Below are the Plan's financial instruments carried at fair value on a recurring basis by the fair value hierarchy levels disclosed above:

                                                                            December 31, 2009
                                                 ------------------------------------------------------------------------
                                                    Quoted prices       Significant
                                                      In active            other         Significant
                                                     markets for        observable       unobservable
                                                  identical assets        inputs            inputs
                                                      (Level 1)          (Level 2)        (Level 3)            Total
Assets
Cash & cash equivalents                                       $ 1,256              $ -               $ -          $ 1,256
U.S. government & federal agency obligations                        -            5,015                 -            5,015
Corporate debt instruments                                          -            7,677                 -            7,677
Foreign debt obligations                                            -              775                 -              775
Common stocks, rights and warrants                                  8                -                 -               8
Foreign equities and multi-strategy funds                           -                -            15,759           15,759
                                                 ---------------------  ---------------  ----------------  --------------

                                                              $ 1,264         $ 13,467          $ 15,759         $ 30,490
                                                 ---------------------  ---------------  ----------------  --------------

                                                                                December 31, 2008
                                                 ------------------------------------------------------------------------
                                                    Quoted prices       Significant
                                                      In active            other         Significant
                                                     markets for        observable       unobservable
                                                  identical assets        inputs            inputs
                                                      (Level 1)          (Level 2)        (Level 3)         Total
Assets
Cash & cash equivalents                                       $ 1,958            $ 642               $ -         $ 2,600
U.S. government & federal agency obligations                        -            8,963                 -           8,963
Corporate debt instruments                                          -            2,549                 -           2,549
Foreign debt obligations                                            -              251                 -             251
Common stocks, rights and warrants                                  8                -                 -               8
Foreign equities and multi-strategy funds                           -                -            14,777          14,777
                                                 ---------------------  ---------------  ----------------  --------------

                                                              $ 1,966         $ 12,405          $ 14,777        $ 29,148
                                                 ---------------------  ---------------  ----------------  --------------

        The table below sets forth a summary of changes in the fair value of the
        Plan's level 3 investment assets and liabilities for the year ended
        December 31, 2009:

                                                                             December 31, 2009
                                             ----------------------------------------------------------------------------
                                                                                             Sales, issuances,
                                             Beginning       Realized       Unrealized          maturities,      Ending
                                               fair            gains          gains             settlements,      fair
                                               value         (losses)        (losses)            calls, net      value

Foreign equities and multi-strategy funds           14,777        (1,620)            5,325          (2,723)        15,759
                                             --------------  ------------  ----------------  --------------   ------------

Total                                             $ 14,777      $ (1,620)          $ 5,325        $ (2,723)      $ 15,759
                                             --------------  ------------  ----------------  --------------   ------------

                                                                             December 31, 2008
                                             ----------------------------------------------------------------------------
                                                                                             Sales, issuances,
                                             Beginning       Realized       Unrealized          maturities,      Ending
                                               fair            gains          gains             settlements,      fair
                                               value         (losses)        (losses)            calls, net      value

Foreign equities and multi-strategy funds           22,408            89            (5,371)         (2,349)        14,777
                                             --------------  ------------  ----------------  --------------   ------------

Total                                             $ 22,408          $ 89          $ (5,371)       $ (2,349)      $ 14,777
                                             --------------  ------------  ----------------  --------------   ------------

        The Company expects to contribute $0 to the pension plan in 2010.

        The following estimated future benefit payments, which reflect expected future service, as appropriate, are expected to be paid in the years indicated:

                                              Pension          Other
                                             Benefits         Benefits

Year ending December 31,
2009                                          $  669          $  711
2010                                             795             788
2011                                             945             831
2012                                           1,116             835
2013                                           1,280             887
2014-2018                                      8,616           4,856

        The Company also participates in a noncontributory Employee Stock
        Ownership Plan ("ESOP"), which is qualified as a stock bonus plan. All employees are eligible to participate in this plan upon satisfying eligibility requirements. The ESOP is sponsored by SEI. Each year the
        Company makes a contribution to the ESOP as determined by the Board of
        SEI. The contributions to the ESOP for 2009, 2008 and 2007 were $8,978,
        $8,187 and $6,119, respectively. The expense for 2009, 2008 and 2007 was
        $10,838, $9,064 and $8,397, respectively. All contributions to the ESOP are held in trust.

        Impact of Medicare Modernization Act on Postretirement Benefits
        The Company follows the guidance on accounting for the effects of the
        Medicare Prescription Drug, Improvement and Modernization Act of 2003
        (the "Modernization Act"). The Modernization Act provides, among other things, a federal subsidy to plan sponsors who maintain postretirement health care plans that provide prescription drug benefits and meet certain equivalency criteria.

        The Company has determined that, for the majority of the plan participants, the drug benefits provided by its existing postretirement health plan are actuarially equivalent to the new Medicare benefit, and as a result the Company is eligible for the government subsidy.
        Accordingly, the plan's accumulated postretirement benefit obligation was reduced upon the adoption of this new guidance in 2005. This reduction was treated as a deferred experience gain, which will be amortized as a reduction of net periodic postretirement cost over the average remaining service period of participating employees expected to receive benefits under the plan. For the year ended December 31, 2009 and 2008, the gains produced by recognition of the Modernization Act reduced net periodic postretirement cost by approximately $248 and $336, respectively.

16.     Other Related Party Transactions

        The Company pays fees to SEI under management contracts that cover certain investment, accounting, employee benefits and management services. The Company was charged $10,626, $13,346 and $12,034 in 2009,
        2008 and 2007, respectively, related to these contracts.

        The Company pays investment management fees to an affiliate, The
        Guggenheim Partners Asset Management Inc. The Company was charged
        $16,750, $21,209 and $19,900 in 2009, 2008 and 2007, respectively. The fee is calculated based on the average fair value of invested assets under management times a contractual rate.

        The Company provided certain administrative services to North American for which it was reimbursed $17,373, $14,151, and $11,121 in 2009, 2008 and 2007, respectively, for the costs incurred to render such services.

        The Company pays sales commissions to Sammons Securities, Inc. ("SSI"), a broker-dealer company, associated with the variable life and annuity premiums placed with the Company's separate account funds and other fixed annuity product sales. The Company incurred commissions of approximately $659, $891 and $1,338 in 2009, 2008 and 2007, respectively, related to SSI sales.

        The Company holds a mortgage loan on the property of an indirect affiliate, The Grove Park Inn. The balance of the loan was $50,000 and
        $28,176 as of December 31, 2009 and 2008, respectively. Effective
        December 15, 2009, the Company combined the existing mortgage loan with another Grove Park Inn loan that had previously been held by another entity of SEI, resulting in the current outstanding balance of $50,000.
        The Company earned interest income on the loan of $1,715, $1,887 and
        $1,971 in 2009, 2008 and 2007, respectively.

        The Company receives fees from its affiliate, GLAC, under a service contract that became effective December 21, 2009 which covers specified accounting and financial reporting services. The amount due under this agreement from inception to the end of 2009 was immaterial.

17.     Commitments and Contingencies

        The Company has, in the normal course of business, claims and lawsuits filed against it. In some cases the damages sought are substantially in excess of contractual policy benefits. The Company believes these claims and lawsuits, either individually or in aggregate, will not materially affect the Company's financial position or results of operations.

        At December 31, 2009, the Company had outstanding capital commitments to limited partnerships of $128,408.

        The Company makes funding commitments to various private placement bond issuers. As of December 31, 2009, the Company had $59,685 of outstanding private placement bond funding commitments.

        Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

Midland National Life
Insurance Company
Separate Account A
Financial Statements
December 31, 2009 and 2008

Midland National Life Insurance Company
Separate Account A
Index
-----------------------------------------------------------------------------------------

                                                                                  Page(s)

Report of Independent Registered Public Accounting Firm.................................1

Financial Statements

Statements of Assets and Liabilities, Operations and Changes in Net Assets...........2-69

Notes to Financial Statements.......................................................70-84

PricewaterhouseCoopers LLP
100 E. Wisconsin Ave., Suite 1800
Milwaukee WI 53202
Telephone (414) 212 1600
Facsimile (414) 212 1880

                                Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder of
Midland National Life Insurance Company and
Policyholders of the Midland National Life
Insurance Company Separate Account A

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations, changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the subaccounts of the Midland National Life Insurance Company Separate Account
A (which includes the Fidelity Variable Insurance Products Fund I, the Fidelity
Variable Insurance Products Fund II, the Fidelity Variable Insurance Products
Fund III, the American Century Variable Portfolios, Inc., the MFS Variable
Insurance Trust, the Lord Abbett Series Fund, Inc., the Alger American Fund, the
AIM Variable Insurance Funds, the Van Eck Worldwide Insurance Trust, the PIMCO
Variable Insurance Trust, the Goldman Sachs Variable Insurance Trust, the
Neuberger Berman Advisors Management Trust, the Premier VIT, the ProFunds VP,
and the Vanguard Variable Insurance Funds subaccounts thereof) at December 31,
2009, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United
States of America. These financial statements and financial highlights are the responsibility of Midland National Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States).
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the number of shares owned as of December
31, 2009 by correspondence with the custodians, provide a reasonable basis for our opinion.

April 21, 2010

Midland National Life Insurance Company
Separate Account A
Accumulated Total for All Portfolios
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                              $ 8,374,930
     (cost $424,539,987)                  $ 437,182,035         Capital gains distributions                    2,467,316
                                                                                                        -----------------

Liabilities                                           -                                                       10,842,246
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                $ 437,182,035         Administrative expense                            67,919
                                         ---------------
                                                                Mortality and expense risk                     3,043,895
                                                                                                        -----------------

                                                                                                               3,111,814
                                                                                                        -----------------

                                                             Net investment income                             7,730,432

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments             (91,696,922)
                                                              Net unrealized appreciation on
                                                               investments                                   182,041,620
                                                                                                        -----------------

                                                            Net increase in net assets resulting from
                                                             operations                                     $ 98,075,130
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                          $ 342,430,594     $ 554,416,247

Net increase (decrease) in net assets resulting from operations                             98,075,130      (211,729,204)

Capital shares transactions
   Net premiums                                                                             45,690,374        66,580,698
   Transfers of policy loans                                                                  (321,137)       (5,196,961)
   Transfers of cost of insurance                                                          (25,032,809)      (28,480,099)
   Transfers of surrenders                                                                 (19,620,321)      (24,061,659)
   Transfers of death benefits                                                                (773,198)       (1,233,240)
   Transfers of other terminations                                                          (2,528,264)       (3,191,257)
   Interfund and net transfers to general account                                             (738,334)       (4,673,931)
                                                                                      ----------------- -----------------

     Net decrease in net assets from capital share transactions                             (3,323,689)         (256,449)
                                                                                      ----------------- -----------------

Total increase (decrease) in net assets                                                     94,751,441      (211,985,653)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                $ 437,182,035    $  342,430,594
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                               2

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Money Market Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 90,292
     10,671,412 shares (cost $10,671,412)  $ 10,671,412         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           90,292
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                 $ 10,671,412         Administrative expense                             2,258
                                         ---------------
                                                                Mortality and expense risk                       101,471
                                                                                                        -----------------

                                                                                                                 103,729
                                                                                                        -----------------

                                                             Net investment loss                                 (13,437)

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized gains on investments                        -
                                                              Net unrealized appreciation on
                                                               investments                                             -
                                                                                                        -----------------

                                                             Net decrease in net assets resulting from
                                                             operations                                        $ (13,437)
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                           $ 12,223,756       $ 8,561,964

 Net (decrease) increase in net assets resulting from operations                               (13,437)          234,683

Capital shares transactions
   Net premiums                                                                              2,437,715         1,937,885
   Transfers of policy loans                                                                    65,884          (114,306)
   Transfers of cost of insurance                                                             (951,220)         (804,948)
   Transfers of surrenders                                                                  (2,163,402)         (902,492)
   Transfers of death benefits                                                                 (39,024)          (48,341)
   Transfers of other terminations                                                             (70,528)          (39,432)
   Interfund and net transfers to general account                                             (818,332)        3,398,743
                                                                                      ----------------- -----------------

Net (decrease) increase in net assets from capital share transactions                       (1,538,907)        3,427,109
                                                                                      ----------------- -----------------

 Total (decrease) increase in net assets                                                    (1,552,344)        3,661,792
                                                                                      ----------------- -----------------

Net assets at end of year                                                                 $ 10,671,412    $   12,223,756
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                               3

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I High Income Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                $ 586,306
     1,554,313 shares (cost $7,680,087)     $ 8,222,313         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                          586,306
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 8,222,313         Administrative expense                             3,121
                                         ---------------
                                                                Mortality and expense risk                        55,673
                                                                                                        -----------------

                                                                                                                  58,794
                                                                                                        -----------------

                                                             Net investment income                               527,512

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments              (1,012,144)
                                                              Net unrealized appreciation on
                                                               investments                                     2,788,149
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                      $ 2,303,517
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 4,685,116       $ 6,608,023

 Net increase (decrease) in net assets resulting from operations                             2,303,517        (1,632,377)

Capital shares transactions
   Net premiums                                                                                806,981           651,198
   Transfers of policy loans                                                                    13,738           (52,402)
   Transfers of cost of insurance                                                             (550,439)         (476,468)
   Transfers of surrenders                                                                    (261,003)         (274,060)
   Transfers of death benefits                                                                 (11,044)          (34,574)
   Transfers of other terminations                                                             (95,637)          (14,755)
   Interfund and net transfers to general account                                            1,331,084           (89,469)
                                                                                      ----------------- -----------------

Net increase (decrease) in net assets from capital share transactions                        1,233,680          (290,530)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                     3,537,197        (1,922,907)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 8,222,313     $   4,685,116
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                               4

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Equity-Income Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations
   December 31, 2009                                                Year Ended December 31, 2009

Assets:                                                      Investment income:
   Investment in Portfolio,                                      Dividend income                                $ 370,411
     1,101,822 shares (cost $19,716,197)    $ 18,521,629         Capital gains distributions                            -
                                                                                                         -----------------

Liabilities                                            -                                                          370,411
                                         ----------------                                                -----------------
                                                             Expenses:
Net assets                                  $ 18,521,629         Administrative expense                            10,145
                                         ----------------
                                                                 Mortality and expense risk                       124,384
                                                                                                         -----------------

                                                                                                                  134,529
                                                                                                         -----------------

                                                              Net investment income                               235,882

                                                             Realized and unrealized gains
                                                             (losses) on investments
                                                               Net realized losses on investments              (7,659,846)
                                                               Net unrealized appreciation on
                                                                investments                                    11,616,238
                                                                                                         -----------------

                                                              Net increase in net assets resulting from
                                                              operations                                      $ 4,192,274
                                                                                                         -----------------

--------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                             2009              2008

Net assets at beginning of year                                                            $ 16,111,614      $ 32,008,838

 Net increase (decrease) in net assets resulting from operations                              4,192,274       (12,983,922)

Capital shares transactions
   Net premiums                                                                               1,388,971         2,210,207
   Transfers of policy loans                                                                    168,334          (206,441)
   Transfers of cost of insurance                                                            (1,430,747)       (1,699,133)
   Transfers of surrenders                                                                     (891,105)       (1,552,753)
   Transfers of death benefits                                                                  (50,700)         (166,738)
   Transfers of other terminations                                                             (106,040)         (203,221)
   Interfund and net transfers to general account                                              (860,972)       (1,295,223)
                                                                                       ----------------- -----------------

Net decrease in net assets from capital share transactions                                   (1,782,259)       (2,913,302)
                                                                                       ----------------- -----------------

 Total increase (decrease) in net assets                                                      2,410,015       (15,897,224)
                                                                                       ----------------- -----------------

Net assets at end of year                                                                  $ 18,521,629    $   16,111,614
                                                                                       ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                               5

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations
   December 31, 2009                                                Year Ended December 31, 2009

Assets:                                                      Investment income:
   Investment in Portfolio,                                      Dividend income                                $ 130,277
     1,130,421 shares (cost $34,877,195)    $ 33,957,851         Capital gains distributions                       25,335
                                                                                                         -----------------

Liabilities                                            -                                                          155,612
                                         ----------------                                                -----------------
                                                             Expenses:
Net assets                                  $ 33,957,851         Administrative expense                            15,002
                                         ----------------
                                                                 Mortality and expense risk                       214,164
                                                                                                         -----------------

                                                                                                                  229,166
                                                                                                         -----------------

                                                              Net investment loss                                 (73,554)

                                                             Realized and unrealized gains
                                                             (losses) on investments
                                                               Net realized losses on investments              (4,095,263)
                                                               Net unrealized appreciation on
                                                                investments                                    10,793,956
                                                                                                         -----------------

                                                              Net increase in net assets resulting from
                                                              operations                                      $ 6,625,139
                                                                                                         -----------------

--------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                             2009              2008

Net assets at beginning of year                                                            $ 25,918,250      $ 55,020,668

 Net increase (decrease) in net assets resulting from operations                              6,625,139       (24,851,236)

Capital shares transactions
   Net premiums                                                                               2,891,479         4,195,672
   Transfers of policy loans                                                                    219,748          (564,874)
   Transfers of cost of insurance                                                            (2,456,591)       (3,176,178)
   Transfers of surrenders                                                                   (1,748,679)       (2,762,062)
   Transfers of death benefits                                                                  (84,558)         (121,162)
   Transfers of other terminations                                                             (140,222)         (224,810)
   Interfund and net transfers to general account                                             2,733,285        (1,597,768)
                                                                                       ----------------- -----------------

Net increase (decrease) in net assets from capital share transactions                         1,414,462        (4,251,182)
                                                                                       ----------------- -----------------

 Total increase (decrease) in net assets                                                      8,039,601       (29,102,418)
                                                                                       ----------------- -----------------

Net assets at end of year                                                                  $ 33,957,851    $   25,918,250
                                                                                       ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                               6

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Overseas Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations
   December 31, 2009                                                Year Ended December 31, 2009

Assets:                                                      Investment income:
   Investment in Portfolio,                                      Dividend income                                $ 256,288
     881,673 shares (cost $12,920,905)      $ 13,269,182         Capital gains distributions                       36,831
                                                                                                         -----------------

Liabilities                                            -                                                          293,119
                                         ----------------                                                -----------------
                                                             Expenses:
Net assets                                  $ 13,269,182         Administrative expense                             4,413
                                         ----------------
                                                                 Mortality and expense risk                       105,673
                                                                                                         -----------------

                                                                                                                  110,086
                                                                                                         -----------------

                                                              Net investment income                               183,033

                                                             Realized and unrealized gains
                                                             (losses) on investments
                                                               Net realized losses on investments              (5,526,963)
                                                               Net unrealized appreciation on
                                                                investments                                     7,608,299
                                                                                                         -----------------

                                                              Net increase in net assets resulting from
                                                              operations                                      $ 2,264,369
                                                                                                         -----------------

--------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                             2009              2008

Net assets at beginning of year                                                            $ 10,762,909      $ 20,501,977

 Net increase (decrease) in net assets resulting from operations                              2,264,369        (8,834,742)

Capital shares transactions
   Net premiums                                                                               1,704,205         2,229,824
   Transfers of policy loans                                                                     23,005          (230,356)
   Transfers of cost of insurance                                                              (937,461)         (926,121)
   Transfers of surrenders                                                                     (500,524)         (820,545)
   Transfers of death benefits                                                                  (18,751)          (43,825)
   Transfers of other terminations                                                              (56,015)         (147,059)
   Interfund and net transfers to general account                                                27,445          (966,244)
                                                                                       ----------------- -----------------

Net increase (decrease) in net assets from capital share transactions                           241,904          (904,326)
                                                                                       ----------------- -----------------

 Total increase (decrease) in net assets                                                      2,506,273        (9,739,068)
                                                                                       ----------------- -----------------

Net assets at end of year                                                                  $ 13,269,182    $   10,762,909
                                                                                       ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                               7

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Mid Cap Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations
   December 31, 2009                                                Year Ended December 31, 2009

Assets:                                                      Investment income:
   Investment in Portfolio,                                      Dividend income                                $ 114,030
     751,109 shares (cost $16,296,667)      $ 19,183,312         Capital gains distributions                       85,694
                                                                                                         -----------------

Liabilities                                            -                                                          199,724
                                         ----------------                                                -----------------
                                                             Expenses:
Net assets                                  $ 19,183,312         Administrative expense                               722
                                         ----------------
                                                                 Mortality and expense risk                       138,721
                                                                                                         -----------------

                                                                                                                  139,443
                                                                                                         -----------------

                                                              Net investment income                                60,281

                                                             Realized and unrealized gains
                                                             (losses) on investments
                                                               Net realized losses on investments              (5,961,949)
                                                               Net unrealized appreciation on
                                                                investments                                    11,889,617
                                                                                                         -----------------

                                                              Net increase in net assets resulting from
                                                              operations                                      $ 5,987,949
                                                                                                         -----------------

--------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                             2009              2008

Net assets at beginning of year                                                            $ 13,975,665      $ 25,085,489

 Net increase (decrease) in net assets resulting from operations                              5,987,949        (9,750,623)

Capital shares transactions
   Net premiums                                                                               1,643,822         2,605,525
   Transfers of policy loans                                                                   (103,500)         (179,031)
   Transfers of cost of insurance                                                              (749,856)       (1,035,766)
   Transfers of surrenders                                                                     (744,282)         (950,481)
   Transfers of death benefits                                                                  (14,822)          (11,663)
   Transfers of other terminations                                                             (107,664)          (95,803)
   Interfund and net transfers to general account                                              (704,000)       (1,691,982)
                                                                                       ----------------- -----------------

Net decrease in net assets from capital share transactions                                     (780,302)       (1,359,201)
                                                                                       ----------------- -----------------

 Total increase (decrease) in net assets                                                      5,207,647       (11,109,824)
                                                                                       ----------------- -----------------

Net assets at end of year                                                                  $ 19,183,312    $   13,975,665
                                                                                       ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                               8

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom Income Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                  $ 1,377
     4,148 shares (cost $38,153)               $ 41,480         Capital gains distributions                          561
                                                                                                        -----------------

Liabilities                                           -                                                            1,938
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                     $ 41,480         Administrative expense                                 -
                                         ---------------
                                                                Mortality and expense risk                           322
                                                                                                        -----------------

                                                                                                                     322
                                                                                                        -----------------

                                                             Net investment income                                 1,616

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized gains on investments                       74
                                                              Net unrealized appreciation on
                                                               investments                                         3,326
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                          $ 5,016
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                               $ 20,820               $ -

 Net increase in net assets resulting from operations                                            5,016                 1

Capital shares transactions
   Net premiums                                                                                  4,119            20,819
   Transfers of policy loans                                                                         -                 -
   Transfers of cost of insurance                                                               (2,098)                -
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                   -                 -
   Interfund and net transfers to general account                                               13,623                 -
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                      15,644            20,819
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                   20,660            20,820
                                                                                      ----------------- -----------------

Net assets at end of year                                                                     $ 41,480      $     20,820
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                               9

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom 2010 Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                  $ 1,746
     4,915 shares (cost $42,841)               $ 48,016         Capital gains distributions                           85
                                                                                                        -----------------

Liabilities                                           -                                                            1,831
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                     $ 48,016         Administrative expense                                 -
                                         ---------------
                                                                Mortality and expense risk                           247
                                                                                                        -----------------

                                                                                                                     247
                                                                                                        -----------------

                                                             Net investment income                                 1,584

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized gains on investments                      420
                                                              Net unrealized appreciation on
                                                               investments                                         5,175
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                          $ 7,179
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                                    $ -               $ -

 Net increase in net assets resulting from operations                                            7,179                 -

Capital shares transactions
   Net premiums                                                                                 10,963                 -
   Transfers of policy loans                                                                         -                 -
   Transfers of cost of insurance                                                               (4,403)                -
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                   -                 -
   Interfund and net transfers to general account                                               34,277                 -
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                      40,837                 -
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                   48,016                 -
                                                                                      ----------------- -----------------

Net assets at end of year                                                                     $ 48,016        $        -
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              10

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom 2015 Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                      $ 6
     20 shares (cost $176)                        $ 192         Capital gains distributions                            2
                                                                                                        -----------------

Liabilities                                           -                                                                8
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                        $ 192         Administrative expense                                 -
                                         ---------------
                                                                Mortality and expense risk                             1
                                                                                                        -----------------

                                                                                                                       1
                                                                                                        -----------------

                                                             Net investment income                                     7

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized gains on investments                       10
                                                              Net unrealized appreciation on
                                                               investments                                            22
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                             $ 39
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                                  $ 129               $ -

 Net increase (decrease) in net assets resulting from operations                                    39               (23)

Capital shares transactions
   Net premiums                                                                                    280               318
   Transfers of policy loans                                                                         -                 -
   Transfers of cost of insurance                                                                 (256)             (166)
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                   -                 -
   Interfund and net transfers to general account                                                    -                 -
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                          24               152
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                       63               129
                                                                                      ----------------- -----------------

Net assets at end of year                                                                        $ 192       $       129
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              11

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom 2020 Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                    $ 733
     2,641 shares (cost $22,952)               $ 25,141         Capital gains distributions                          159
                                                                                                        -----------------

Liabilities                                           -                                                              892
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                     $ 25,141         Administrative expense                                 2
                                         ---------------
                                                                Mortality and expense risk                            23
                                                                                                        -----------------

                                                                                                                      25
                                                                                                        -----------------

                                                             Net investment income                                   867

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized gains on investments                    1,081
                                                              Net unrealized appreciation on
                                                               investments                                         2,215
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                          $ 4,163
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                                $ 3,412               $ -

 Net increase (decrease) in net assets resulting from operations                                 4,163            (6,578)

Capital shares transactions
   Net premiums                                                                                 11,659             3,656
   Transfers of policy loans                                                                         -                 -
   Transfers of cost of insurance                                                               (4,932)           (1,215)
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                   -                 -
   Interfund and net transfers to general account                                               10,839             7,549
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                      17,566             9,990
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                   21,729             3,412
                                                                                      ----------------- -----------------

Net assets at end of year                                                                     $ 25,141      $      3,412
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              12

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom 2025 Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                    $ 150
     547 shares (cost $4,744)                   $ 5,088         Capital gains distributions                           55
                                                                                                        -----------------

Liabilities                                           -                                                              205
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                      $ 5,088         Administrative expense                                 -
                                         ---------------
                                                                Mortality and expense risk                            35
                                                                                                        -----------------

                                                                                                                      35
                                                                                                        -----------------

                                                             Net investment income                                   170

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                    (568)
                                                              Net unrealized appreciation on
                                                               investments                                         1,606
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                          $ 1,208
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                                $ 2,567               $ -

 Net increase (decrease) in net assets resulting from operations                                 1,208            (1,304)

Capital shares transactions
   Net premiums                                                                                  1,625               269
   Transfers of policy loans                                                                      (141)              (50)
   Transfers of cost of insurance                                                                 (789)             (195)
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                   -                 -
   Interfund and net transfers to general account                                                  618             3,847
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                       1,313             3,871
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                    2,521             2,567
                                                                                      ----------------- -----------------

Net assets at end of year                                                                      $ 5,088      $      2,567
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              13

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom 2030 Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                  $ 1,737
     9,807 shares (cost $84,913)               $ 88,558         Capital gains distributions                          606
                                                                                                        -----------------

Liabilities                                           -                                                            2,343
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                     $ 88,558         Administrative expense                                 -
                                         ---------------
                                                                Mortality and expense risk                           415
                                                                                                        -----------------

                                                                                                                     415
                                                                                                        -----------------

                                                             Net investment income                                 1,928

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                  (1,727)
                                                              Net unrealized appreciation on
                                                               investments                                        18,852
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                         $ 19,053
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                               $ 35,917               $ -

 Net increase (decrease) in net assets resulting from operations                                19,053           (13,159)

Capital shares transactions
   Net premiums                                                                                 31,397            12,319
   Transfers of policy loans                                                                         -                 -
   Transfers of cost of insurance                                                              (10,722)           (2,380)
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                   -                 -
   Interfund and net transfers to general account                                               12,913            39,137
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                      33,588            49,076
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                   52,641            35,917
                                                                                      ----------------- -----------------

Net assets at end of year                                                                     $ 88,558      $     35,917
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              14

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Asset Manager Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                $ 129,099
     462,478 shares (cost $6,136,513)       $ 6,012,210         Capital gains distributions                        9,053
                                                                                                        -----------------

Liabilities                                           -                                                          138,152
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 6,012,210         Administrative expense                             5,805
                                         ---------------
                                                                Mortality and expense risk                        46,339
                                                                                                        -----------------

                                                                                                                  52,144
                                                                                                        -----------------

                                                             Net investment income                                86,008

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (703,029)
                                                              Net unrealized appreciation on
                                                               investments                                     1,978,396
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                      $ 1,361,375
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 5,177,690       $ 8,164,214

 Net increase (decrease) in net assets resulting from operations                             1,361,375        (2,334,457)

Capital shares transactions
   Net premiums                                                                                457,393           584,963
   Transfers of policy loans                                                                    50,614          (107,682)
   Transfers of cost of insurance                                                             (453,040)         (525,611)
   Transfers of surrenders                                                                    (312,678)         (573,312)
   Transfers of death benefits                                                                 (21,947)          (67,563)
   Transfers of other terminations                                                             (21,009)          (27,509)
   Interfund and net transfers to general account                                             (226,188)           64,647
                                                                                      ----------------- -----------------

Net decrease in net assets from capital share transactions                                    (526,855)         (652,067)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                       834,520        (2,986,524)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 6,012,210     $   5,177,690
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              15

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Investment Grade Bond Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations
   December 31, 2009                                                Year Ended December 31, 2009

Assets:                                                      Investment income:
   Investment in Portfolio,                                      Dividend income                              $ 1,018,686
     975,707 shares (cost $11,973,905)      $ 12,176,825         Capital gains distributions                       46,340
                                                                                                         -----------------

Liabilities                                            -                                                        1,065,026
                                         ----------------                                                -----------------
                                                             Expenses:
Net assets                                  $ 12,176,825         Administrative expense                             1,839
                                         ----------------
                                                                 Mortality and expense risk                        86,010
                                                                                                         -----------------

                                                                                                                   87,849
                                                                                                         -----------------

                                                              Net investment income                               977,177

                                                             Realized and unrealized gains
                                                             (losses) on investments
                                                               Net realized losses on investments                (164,579)
                                                               Net unrealized appreciation on
                                                                investments                                       725,906
                                                                                                         -----------------

                                                              Net increase in net assets resulting from
                                                              operations                                      $ 1,538,504
                                                                                                         -----------------

--------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                             2009              2008

Net assets at beginning of year                                                            $ 10,967,654      $ 10,502,350

 Net increase (decrease) in net assets resulting from operations                              1,538,504          (467,768)

Capital shares transactions
   Net premiums                                                                                 410,834         1,666,698
   Transfers of policy loans                                                                    287,874           (90,224)
   Transfers of cost of insurance                                                              (368,507)         (705,888)
   Transfers of surrenders                                                                     (410,170)         (581,965)
   Transfers of death benefits                                                                  (26,304)          (39,552)
   Transfers of other terminations                                                              (62,359)         (185,792)
   Interfund and net transfers to general account                                              (160,701)          869,795
                                                                                       ----------------- -----------------

Net (decrease) increase in net assets from capital share transactions                          (329,333)          933,072
                                                                                       ----------------- -----------------

 Total increase in net assets                                                                 1,209,171           465,304
                                                                                       ----------------- -----------------

Net assets at end of year                                                                  $ 12,176,825    $   10,967,654
                                                                                       ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              16

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Index 500 Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations
   December 31, 2009                                                Year Ended December 31, 2009

Assets:                                                      Investment income:
   Investment in Portfolio,                                      Dividend income                              $ 1,048,395
     391,510 shares (cost $47,277,757)      $ 46,832,407         Capital gains distributions                      881,997
                                                                                                         -----------------

Liabilities                                            -                                                        1,930,392
                                         ----------------                                                -----------------
                                                             Expenses:
Net assets                                  $ 46,832,407         Administrative expense                             5,886
                                         ----------------
                                                                 Mortality and expense risk                       315,513
                                                                                                         -----------------

                                                                                                                  321,399
                                                                                                         -----------------

                                                              Net investment income                             1,608,993

                                                             Realized and unrealized gains
                                                             (losses) on investments
                                                               Net realized losses on investments              (8,713,015)
                                                               Net unrealized appreciation on
                                                                investments                                    16,663,581
                                                                                                         -----------------

                                                              Net increase in net assets resulting from
                                                              operations                                      $ 9,559,559
                                                                                                         -----------------

--------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                             2009              2008

Net assets at beginning of year                                                            $ 39,209,782      $ 64,296,635

 Net increase (decrease) in net assets resulting from operations                              9,559,559       (23,503,899)

Capital shares transactions
   Net premiums                                                                               4,434,003         5,978,513
   Transfers of policy loans                                                                   (253,761)         (529,230)
   Transfers of cost of insurance                                                            (2,724,826)       (2,602,327)
   Transfers of surrenders                                                                   (2,116,364)       (2,315,570)
   Transfers of death benefits                                                                  (51,148)         (156,636)
   Transfers of other terminations                                                             (218,168)         (234,183)
   Interfund and net transfers to general account                                            (1,006,670)       (1,723,521)
                                                                                       ----------------- -----------------

Net decrease in net assets from capital share transactions                                   (1,936,934)       (1,582,954)
                                                                                       ----------------- -----------------

 Total increase (decrease) in net assets                                                      7,622,625       (25,086,853)
                                                                                       ----------------- -----------------

Net assets at end of year                                                                  $ 46,832,407    $   39,209,782
                                                                                       ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              17

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Contrafund Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations
   December 31, 2009                                                Year Ended December 31, 2009

Assets:                                                      Investment income:
   Investment in Portfolio,                                      Dividend income                                $ 482,383
     1,938,066 shares (cost $40,808,505)    $ 39,962,919         Capital gains distributions                        9,608
                                                                                                         -----------------

Liabilities                                            -                                                          491,991
                                         ----------------                                                -----------------
                                                             Expenses:
Net assets                                  $ 39,962,919         Administrative expense                             7,905
                                         ----------------
                                                                 Mortality and expense risk                       266,946
                                                                                                         -----------------

                                                                                                                  274,851
                                                                                                         -----------------

                                                              Net investment income                               217,140

                                                             Realized and unrealized gains
                                                             (losses) on investments
                                                               Net realized losses on investments             (14,959,997)
                                                               Net unrealized appreciation on
                                                                investments                                    25,160,195
                                                                                                         -----------------

                                                              Net increase in net assets resulting from
                                                              operations                                     $ 10,417,338
                                                                                                         -----------------

--------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                             2009              2008

Net assets at beginning of year                                                            $ 32,023,672      $ 59,938,983

 Net increase (decrease) in net assets resulting from operations                             10,417,338       (25,057,469)

Capital shares transactions
   Net premiums                                                                               2,939,419         4,835,454
   Transfers of policy loans                                                                    (16,256)         (518,098)
   Transfers of cost of insurance                                                            (1,853,128)       (2,615,202)
   Transfers of surrenders                                                                   (1,804,106)       (2,429,628)
   Transfers of death benefits                                                                  (39,461)          (94,554)
   Transfers of other terminations                                                             (220,878)         (318,737)
   Interfund and net transfers to general account                                            (1,483,681)       (1,717,077)
                                                                                       ----------------- -----------------

Net decrease in net assets from capital share transactions                                   (2,478,091)       (2,857,842)
                                                                                       ----------------- -----------------

 Total increase (decrease) in net assets                                                      7,939,247       (27,915,311)
                                                                                       ----------------- -----------------

Net assets at end of year                                                                  $ 39,962,919    $   32,023,672
                                                                                       ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              18

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Asset Manager: Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 49,092
     279,966 shares (cost $3,378,352)       $ 3,544,365         Capital gains distributions                        6,357
                                                                                                        -----------------

Liabilities                                           -                                                           55,449
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 3,544,365         Administrative expense                             1,520
                                         ---------------
                                                                Mortality and expense risk                        23,293
                                                                                                        -----------------

                                                                                                                  24,813
                                                                                                        -----------------

                                                             Net investment income                                30,636

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (374,129)
                                                              Net unrealized appreciation on
                                                               investments                                     1,223,227
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 879,734
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 2,993,258       $ 5,291,927

 Net increase (decrease) in net assets resulting from operations                               879,734        (1,779,602)

Capital shares transactions
   Net premiums                                                                                222,697           415,594
   Transfers of policy loans                                                                    13,022           (79,055)
   Transfers of cost of insurance                                                             (208,823)         (332,766)
   Transfers of surrenders                                                                    (199,946)         (369,191)
   Transfers of death benefits                                                                 (10,894)          (15,990)
   Transfers of other terminations                                                             (14,017)          (54,920)
   Interfund and net transfers to general account                                             (130,666)          (82,739)
                                                                                      ----------------- -----------------

Net decrease in net assets from capital share transactions                                    (328,627)         (519,067)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                       551,107        (2,298,669)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 3,544,365     $   2,993,258
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              19

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund III Balanced Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 69,321
     315,044 shares (cost $4,058,308)       $ 4,224,742         Capital gains distributions                       11,108
                                                                                                        -----------------

Liabilities                                           -                                                           80,429
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 4,224,742         Administrative expense                               117
                                         ---------------
                                                                Mortality and expense risk                        28,768
                                                                                                        -----------------

                                                                                                                  28,885
                                                                                                        -----------------

                                                             Net investment income                                51,544

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (477,944)
                                                              Net unrealized appreciation on
                                                               investments                                     1,589,140
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                      $ 1,162,740
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 3,200,918       $ 5,041,173

 Net increase (decrease) in net assets resulting from operations                             1,162,740        (1,718,950)

Capital shares transactions
   Net premiums                                                                                449,730           487,930
   Transfers of policy loans                                                                   (39,053)          (46,254)
   Transfers of cost of insurance                                                             (338,781)         (297,770)
   Transfers of surrenders                                                                    (163,278)         (133,907)
   Transfers of death benefits                                                                 (36,974)          (16,521)
   Transfers of other terminations                                                              (6,264)          (17,000)
   Interfund and net transfers to general account                                               (4,296)          (97,783)
                                                                                      ----------------- -----------------

Net decrease in net assets from capital share transactions                                    (138,916)         (121,305)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                     1,023,824        (1,840,255)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 4,224,742     $   3,200,918
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              20

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund III Growth & Income Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 69,495
     640,740 shares (cost $7,014,945)       $ 7,092,988         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           69,495
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 7,092,988         Administrative expense                               350
                                         ---------------
                                                                Mortality and expense risk                        48,140
                                                                                                        -----------------

                                                                                                                  48,490
                                                                                                        -----------------

                                                             Net investment income                                21,005

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments              (2,462,335)
                                                              Net unrealized appreciation on
                                                               investments                                     3,937,816
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                      $ 1,496,486
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 5,926,268      $ 11,350,680

 Net increase (decrease) in net assets resulting from operations                             1,496,486        (4,521,580)

Capital shares transactions
   Net premiums                                                                                913,731         1,122,658
   Transfers of policy loans                                                                    12,209          (120,044)
   Transfers of cost of insurance                                                             (530,353)         (642,139)
   Transfers of surrenders                                                                    (378,747)         (538,945)
   Transfers of death benefits                                                                 (45,140)          (30,336)
   Transfers of other terminations                                                             (56,495)          (57,155)
   Interfund and net transfers to general account                                             (244,971)         (636,871)
                                                                                      ----------------- -----------------

Net decrease in net assets from capital share transactions                                    (329,766)         (902,832)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                     1,166,720        (5,424,412)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 7,092,988     $   5,926,268
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              21

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund III Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 25,064
     423,149 shares (cost $5,459,688)       $ 6,139,897         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           25,064
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 6,139,897         Administrative expense                               404
                                         ---------------
                                                                Mortality and expense risk                        34,951
                                                                                                        -----------------

                                                                                                                  35,355
                                                                                                        -----------------

                                                             Net investment loss                                 (10,291)

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments              (1,788,668)
                                                              Net unrealized appreciation on
                                                               investments                                     3,759,291
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                      $ 1,960,332
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 4,465,907      $ 10,781,475

 Net increase (decrease) in net assets resulting from operations                             1,960,332        (5,748,126)

Capital shares transactions
   Net premiums                                                                                635,351           852,435
   Transfers of policy loans                                                                    44,607          (142,823)
   Transfers of cost of insurance                                                             (470,157)         (614,331)
   Transfers of surrenders                                                                    (362,272)         (358,676)
   Transfers of death benefits                                                                  (7,807)           (3,593)
   Transfers of other terminations                                                             (59,240)          (90,538)
   Interfund and net transfers to general account                                              (66,824)         (209,916)
                                                                                      ----------------- -----------------

Net decrease in net assets from capital share transactions                                    (286,342)         (567,442)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                     1,673,990        (6,315,568)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 6,139,897     $   4,465,907
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              22

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Balanced Fund
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                $ 135,127
     445,280 shares (cost $2,720,288)       $ 2,560,358         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                          135,127
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 2,560,358         Administrative expense                                73
                                         ---------------
                                                                Mortality and expense risk                        20,556
                                                                                                        -----------------

                                                                                                                  20,629
                                                                                                        -----------------

                                                             Net investment income                               114,498

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (490,443)
                                                              Net unrealized appreciation on
                                                               investments                                       688,705
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 312,760
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 2,644,260       $ 3,636,481

 Net increase (decrease) in net assets resulting from operations                               312,760          (734,701)

Capital shares transactions
   Net premiums                                                                                293,933           372,724
   Transfers of policy loans                                                                     4,073           (74,075)
   Transfers of cost of insurance                                                             (203,087)         (224,665)
   Transfers of surrenders                                                                    (140,820)         (188,080)
   Transfers of death benefits                                                                  (4,539)          (19,107)
   Transfers of other terminations                                                              (9,599)          (40,809)
   Interfund and net transfers to general account                                             (336,623)          (83,508)
                                                                                      ----------------- -----------------

Net decrease in net assets from capital share transactions                                    (396,662)         (257,520)
                                                                                      ----------------- -----------------

 Total decrease in net assets                                                                  (83,902)         (992,221)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 2,560,358     $   2,644,260
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              23

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 38,850
     503,020 shares (cost $4,302,484)       $ 5,417,524         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           38,850
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 5,417,524         Administrative expense                               295
                                         ---------------
                                                                Mortality and expense risk                        38,897
                                                                                                        -----------------

                                                                                                                  39,192
                                                                                                        -----------------

                                                             Net investment loss                                    (342)

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments              (1,619,806)
                                                              Net unrealized appreciation on
                                                               investments                                     3,164,198
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                      $ 1,544,050
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 4,287,827       $ 8,669,898

 Net increase (decrease) in net assets resulting from operations                             1,544,050        (3,939,759)

Capital shares transactions
   Net premiums                                                                                360,477           503,854
   Transfers of policy loans                                                                   (30,002)          (79,845)
   Transfers of cost of insurance                                                             (257,684)         (353,623)
   Transfers of surrenders                                                                    (243,445)         (311,974)
   Transfers of death benefits                                                                  (8,130)           (8,755)
   Transfers of other terminations                                                             (36,644)          (96,716)
   Interfund and net transfers to general account                                             (198,925)          (95,253)
                                                                                      ----------------- -----------------

Net decrease in net assets from capital share transactions                                    (414,353)         (442,312)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                     1,129,697        (4,382,071)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 5,417,524     $   4,287,827
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              24

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. International Fund
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations
   December 31, 2009                                                Year Ended December 31, 2009

Assets:                                                      Investment income:
   Investment in Portfolio,                                      Dividend income                                $ 286,114
     2,125,977 shares (cost $16,365,359)    $ 16,433,805         Capital gains distributions                            -
                                                                                                         -----------------

Liabilities                                            -                                                          286,114
                                         ----------------                                                -----------------
                                                             Expenses:
Net assets                                  $ 16,433,805         Administrative expense                               771
                                         ----------------
                                                                 Mortality and expense risk                       118,499
                                                                                                         -----------------

                                                                                                                  119,270
                                                                                                         -----------------

                                                              Net investment income                               166,844

                                                             Realized and unrealized gains
                                                             (losses) on investments
                                                               Net realized losses on investments              (3,894,208)
                                                               Net unrealized appreciation on
                                                                investments                                     7,856,551
                                                                                                         -----------------

                                                              Net increase in net assets resulting from
                                                              operations                                      $ 4,129,187
                                                                                                         -----------------

--------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                             2009              2008

Net assets at beginning of year                                                            $ 13,140,038      $ 26,670,007

 Net increase (decrease) in net assets resulting from operations                              4,129,187       (11,387,033)

Capital shares transactions
   Net premiums                                                                               1,743,383         3,034,447
   Transfers of policy loans                                                                    (77,334)         (246,171)
   Transfers of cost of insurance                                                              (922,150)       (1,280,007)
   Transfers of surrenders                                                                     (650,527)       (1,011,461)
   Transfers of death benefits                                                                  (13,121)          (21,186)
   Transfers of other terminations                                                             (100,122)         (107,281)
   Interfund and net transfers to general account                                              (815,549)       (2,511,277)
                                                                                       ----------------- -----------------

Net decrease in net assets from capital share transactions                                     (835,420)       (2,142,936)
                                                                                       ----------------- -----------------

 Total increase (decrease) in net assets                                                      3,293,767       (13,529,969)
                                                                                       ----------------- -----------------

Net assets at end of year                                                                  $ 16,433,805    $   13,140,038
                                                                                       ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              25

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Value Fund
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations
   December 31, 2009                                                Year Ended December 31, 2009

Assets:                                                      Investment income:
   Investment in Portfolio,                                      Dividend income                                $ 898,543
     3,499,605 shares (cost $17,704,443)    $ 18,477,916         Capital gains distributions                            -
                                                                                                         -----------------

Liabilities                                            -                                                          898,543
                                         ----------------                                                -----------------
                                                             Expenses:
Net assets                                  $ 18,477,916         Administrative expense                               864
                                         ----------------
                                                                 Mortality and expense risk                       133,687
                                                                                                         -----------------

                                                                                                                  134,551
                                                                                                         -----------------

                                                              Net investment income                               763,992

                                                             Realized and unrealized gains
                                                             (losses) on investments
                                                               Net realized losses on investments              (6,053,803)
                                                               Net unrealized appreciation on
                                                                investments                                     8,273,586
                                                                                                         -----------------

                                                              Net increase in net assets resulting from
                                                              operations                                      $ 2,983,775
                                                                                                         -----------------

--------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                             2009              2008

Net assets at beginning of year                                                            $ 15,683,190      $ 21,332,296

 Net increase (decrease) in net assets resulting from operations                              2,983,775        (5,904,360)

Capital shares transactions
   Net premiums                                                                               2,368,882         3,544,699
   Transfers of policy loans                                                                    (32,271)         (171,546)
   Transfers of cost of insurance                                                            (1,079,245)       (1,280,560)
   Transfers of surrenders                                                                     (714,619)         (795,177)
   Transfers of death benefits                                                                  (26,093)          (28,758)
   Transfers of other terminations                                                              (97,501)         (108,897)
   Interfund and net transfers to general account                                              (608,202)         (904,507)
                                                                                       ----------------- -----------------

Net (decrease) increase in net assets from capital share transactions                          (189,049)          255,254
                                                                                       ----------------- -----------------

 Total increase (decrease) in net assets                                                      2,794,726        (5,649,106)
                                                                                       ----------------- -----------------

Net assets at end of year                                                                  $ 18,477,916    $   15,683,190
                                                                                       ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              26

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Income & Growth Fund
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 81,576
     350,320 shares (cost $1,974,041)       $ 1,884,723         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           81,576
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 1,884,723         Administrative expense                                52
                                         ---------------
                                                                Mortality and expense risk                        13,907
                                                                                                        -----------------

                                                                                                                  13,959
                                                                                                        -----------------

                                                             Net investment income                                67,617

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (652,379)
                                                              Net unrealized appreciation on
                                                               investments                                       861,173
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 276,411
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 1,767,576       $ 3,033,407

 Net increase (decrease) in net assets resulting from operations                               276,411        (1,036,279)

Capital shares transactions
   Net premiums                                                                                187,614           275,704
   Transfers of policy loans                                                                    (2,307)          (41,113)
   Transfers of cost of insurance                                                             (120,954)         (163,065)
   Transfers of surrenders                                                                     (69,059)         (106,690)
   Transfers of death benefits                                                                  (2,113)           (4,441)
   Transfers of other terminations                                                              (7,343)          (59,141)
   Interfund and net transfers to general account                                             (145,102)         (130,806)
                                                                                      ----------------- -----------------

Net decrease in net assets from capital share transactions                                    (159,264)         (229,552)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                       117,147        (1,265,831)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 1,884,723     $   1,767,576
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              27

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust Growth Series
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 24,729
     636,550 shares (cost $11,788,594)     $ 13,641,268         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           24,729
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                 $ 13,641,268         Administrative expense                               465
                                         ---------------
                                                                Mortality and expense risk                        72,012
                                                                                                        -----------------

                                                                                                                  72,477
                                                                                                        -----------------

                                                             Net investment loss                                 (47,748)

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (630,749)
                                                              Net unrealized appreciation on
                                                               investments                                     3,842,490
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                      $ 3,163,993
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 7,525,964      $ 13,216,107

 Net increase (decrease) in net assets resulting from operations                             3,163,993        (4,845,747)

Capital shares transactions
   Net premiums                                                                                831,929         1,126,434
   Transfers of policy loans                                                                   (60,542)         (145,774)
   Transfers of cost of insurance                                                             (455,331)         (680,866)
   Transfers of surrenders                                                                    (577,694)         (630,726)
   Transfers of death benefits                                                                 (15,320)          (19,312)
   Transfers of other terminations                                                            (161,513)         (141,879)
   Interfund and net transfers to general account                                            3,389,782          (352,273)
                                                                                      ----------------- -----------------

Net increase (decrease) in net assets from capital share transactions                        2,951,311          (844,396)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                     6,115,304        (5,690,143)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                 $ 13,641,268     $   7,525,964
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              28

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust Investors Trust Series
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 21,299
     80,135 shares (cost $1,437,138)        $ 1,461,656         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           21,299
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 1,461,656         Administrative expense                                14
                                         ---------------
                                                                Mortality and expense risk                        10,556
                                                                                                        -----------------

                                                                                                                  10,570
                                                                                                        -----------------

                                                             Net investment income                                10,729

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (132,842)
                                                              Net unrealized appreciation on
                                                               investments                                       431,085
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 308,972
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 1,223,835       $ 1,980,718

 Net increase (decrease) in net assets resulting from operations                               308,972          (636,698)

Capital shares transactions
   Net premiums                                                                                118,134           186,904
   Transfers of policy loans                                                                   (10,718)          (13,311)
   Transfers of cost of insurance                                                              (83,286)         (128,817)
   Transfers of surrenders                                                                     (78,326)         (109,044)
   Transfers of death benefits                                                                    (917)           (1,577)
   Transfers of other terminations                                                              (2,640)          (18,534)
   Interfund and net transfers to general account                                              (13,398)          (35,806)
                                                                                      ----------------- -----------------

Net decrease in net assets from capital share transactions                                     (71,151)         (120,185)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                       237,821          (756,883)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 1,461,656     $   1,223,835
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              29

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust New Discovery Series
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                      $ -
     437,360 shares (cost $4,763,220)       $ 5,873,746         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                                -
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 5,873,746         Administrative expense                               269
                                         ---------------
                                                                Mortality and expense risk                        53,552
                                                                                                        -----------------

                                                                                                                  53,821
                                                                                                        -----------------

                                                             Net investment loss                                 (53,821)

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized gains on investments                   17,777
                                                              Net unrealized appreciation on
                                                               investments                                     3,636,287
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                      $ 3,600,243
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 5,411,177       $ 6,841,325

 Net increase (decrease) in net assets resulting from operations                             3,600,243        (2,388,174)

Capital shares transactions
   Net premiums                                                                                506,709           611,553
   Transfers of policy loans                                                                  (118,788)          (65,116)
   Transfers of cost of insurance                                                             (311,252)         (328,503)
   Transfers of surrenders                                                                    (330,830)         (314,484)
   Transfers of death benefits                                                                 (10,641)           (6,425)
   Transfers of other terminations                                                             (34,830)          (43,306)
   Interfund and net transfers to general account                                           (2,838,042)        1,104,307
                                                                                      ----------------- -----------------

Net (decrease) increase in net assets from capital share transactions                       (3,137,674)          958,026
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                       462,569        (1,430,148)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 5,873,746     $   5,411,177
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              30

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust Research Series
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 46,965
     219,508 shares (cost $3,441,167)       $ 3,637,241         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           46,965
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 3,637,241         Administrative expense                                87
                                         ---------------
                                                                Mortality and expense risk                        26,874
                                                                                                        -----------------

                                                                                                                  26,961
                                                                                                        -----------------

                                                             Net investment income                                20,004

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (351,448)
                                                              Net unrealized appreciation on
                                                               investments                                     1,165,925
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 834,481
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 3,229,160       $ 5,759,688

 Net increase (decrease) in net assets resulting from operations                               834,481        (1,969,737)

Capital shares transactions
   Net premiums                                                                                298,016           458,733
   Transfers of policy loans                                                                   (87,145)          (51,498)
   Transfers of cost of insurance                                                             (219,459)         (266,838)
   Transfers of surrenders                                                                    (271,510)         (396,319)
   Transfers of death benefits                                                                 (14,291)          (10,802)
   Transfers of other terminations                                                             (25,215)          (33,726)
   Interfund and net transfers to general account                                             (106,796)         (260,341)
                                                                                      ----------------- -----------------

Net decrease in net assets from capital share transactions                                    (426,400)         (560,791)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                       408,081        (2,530,528)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 3,637,241     $   3,229,160
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              31

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust Total Return Series
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                  $ 3,319
     6,135 shares (cost $88,885)              $ 107,239         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                            3,319
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                    $ 107,239         Administrative expense                                 -
                                         ---------------
                                                                Mortality and expense risk                           943
                                                                                                        -----------------

                                                                                                                     943
                                                                                                        -----------------

                                                             Net investment income                                 2,376

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                 (12,097)
                                                              Net unrealized appreciation on
                                                               investments                                        29,677
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                         $ 19,956
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                               $ 54,520           $ 5,959

 Net increase (decrease) in net assets resulting from operations                                19,956           (12,794)

Capital shares transactions
   Net premiums                                                                                 19,303            62,822
   Transfers of policy loans                                                                         -                 -
   Transfers of cost of insurance                                                               (7,831)           (3,092)
   Transfers of surrenders                                                                      (2,522)           (2,483)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                   -                 -
   Interfund and net transfers to general account                                               23,813             4,108
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                      32,763            61,355
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                   52,719            48,561
                                                                                      ----------------- -----------------

Net assets at end of year                                                                    $ 107,239      $     54,520
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              32

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust Utilities Series
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 82,550
     109,252 shares (cost $2,087,375)       $ 2,504,063         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           82,550
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 2,504,063         Administrative expense                                92
                                         ---------------
                                                                Mortality and expense risk                        14,458
                                                                                                        -----------------

                                                                                                                  14,550
                                                                                                        -----------------

                                                             Net investment income                                68,000

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (457,094)
                                                              Net unrealized appreciation on
                                                               investments                                       932,076
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 542,982
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 1,194,358         $ 659,438

 Net increase (decrease) in net assets resulting from operations                               542,982          (621,907)

Capital shares transactions
   Net premiums                                                                                494,967           595,713
   Transfers of policy loans                                                                    (8,406)           (3,747)
   Transfers of cost of insurance                                                              (88,648)          (72,952)
   Transfers of surrenders                                                                     (29,390)          (76,250)
   Transfers of death benefits                                                                    (103)           (1,610)
   Transfers of other terminations                                                             (37,760)           (4,255)
   Interfund and net transfers to general account                                              436,063           719,928
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                     766,723         1,156,827
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                1,309,705           534,920
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 2,504,063     $   1,194,358
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              33

Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. Growth and Income Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations
   December 31, 2009                                                Year Ended December 31, 2009

Assets:                                                      Investment income:
   Investment in Portfolio,                                      Dividend income                                 $ 84,657
     460,642 shares (cost $10,410,995)       $ 9,374,073         Capital gains distributions                            -
                                                                                                         -----------------

Liabilities                                            -                                                           84,657
                                         ----------------                                                -----------------
                                                             Expenses:
Net assets                                   $ 9,374,073         Administrative expense                               207
                                         ----------------
                                                                 Mortality and expense risk                        69,300
                                                                                                         -----------------

                                                                                                                   69,507
                                                                                                         -----------------

                                                              Net investment income                                15,150

                                                             Realized and unrealized gains
                                                             (losses) on investments
                                                               Net realized losses on investments              (2,135,954)
                                                               Net unrealized appreciation on
                                                                investments                                     3,555,640
                                                                                                         -----------------

                                                              Net increase in net assets resulting from
                                                              operations                                      $ 1,434,836
                                                                                                         -----------------

--------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                             2009              2008

Net assets at beginning of year                                                             $ 8,396,938      $ 14,240,492

 Net increase (decrease) in net assets resulting from operations                              1,434,836        (5,067,729)

Capital shares transactions
   Net premiums                                                                               1,062,868         1,653,451
   Transfers of policy loans                                                                     18,267          (164,858)
   Transfers of cost of insurance                                                              (587,884)         (741,981)
   Transfers of surrenders                                                                     (430,853)         (676,812)
   Transfers of death benefits                                                                   (5,932)          (31,949)
   Transfers of other terminations                                                              (72,930)          (57,281)
   Interfund and net transfers to general account                                              (441,237)         (756,395)
                                                                                       ----------------- -----------------

Net decrease in net assets from capital share transactions                                     (457,701)         (775,825)
                                                                                       ----------------- -----------------

 Total increase (decrease) in net assets                                                        977,135        (5,843,554)
                                                                                       ----------------- -----------------

Net assets at end of year                                                                   $ 9,374,073     $   8,396,938
                                                                                       ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              34

Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations
   December 31, 2009                                                Year Ended December 31, 2009

Assets:                                                      Investment income:
   Investment in Portfolio,                                      Dividend income                                 $ 52,691
     911,835 shares (cost $12,417,486)      $ 12,081,813         Capital gains distributions                            -
                                                                                                         -----------------

Liabilities                                            -                                                           52,691
                                         ----------------                                                -----------------
                                                             Expenses:
Net assets                                  $ 12,081,813         Administrative expense                               493
                                         ----------------
                                                                 Mortality and expense risk                        91,743
                                                                                                         -----------------

                                                                                                                   92,236
                                                                                                         -----------------

                                                              Net investment loss                                 (39,545)

                                                             Realized and unrealized gains
                                                             (losses) on investments
                                                               Net realized losses on investments              (5,339,225)
                                                               Net unrealized appreciation on
                                                                investments                                     7,859,684
                                                                                                         -----------------

                                                              Net increase in net assets resulting from
                                                              operations                                      $ 2,480,914
                                                                                                         -----------------

--------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                             2009              2008

Net assets at beginning of year                                                            $ 10,682,778      $ 19,623,648

 Net increase (decrease) in net assets resulting from operations                              2,480,914        (7,491,049)

Capital shares transactions
   Net premiums                                                                               1,367,215         2,637,077
   Transfers of policy loans                                                                    (15,881)         (175,319)
   Transfers of cost of insurance                                                              (726,933)       (1,027,916)
   Transfers of surrenders                                                                     (567,341)         (999,836)
   Transfers of death benefits                                                                  (13,220)          (32,367)
   Transfers of other terminations                                                              (60,284)          (63,961)
   Interfund and net transfers to general account                                            (1,065,435)       (1,787,499)
                                                                                       ----------------- -----------------

Net decrease in net assets from capital share transactions                                   (1,081,879)       (1,449,821)
                                                                                       ----------------- -----------------

 Total increase (decrease) in net assets                                                      1,399,035        (8,940,870)
                                                                                       ----------------- -----------------

Net assets at end of year                                                                  $ 12,081,813    $   10,682,778
                                                                                       ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              35

Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. International Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 68,246
     715,420 shares (cost $5,711,213)       $ 5,208,258         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           68,246
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 5,208,258         Administrative expense                               256
                                         ---------------
                                                                Mortality and expense risk                        35,786
                                                                                                        -----------------

                                                                                                                  36,042
                                                                                                        -----------------

                                                             Net investment income                                32,204

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments              (1,869,656)
                                                              Net unrealized appreciation on
                                                               investments                                     3,397,376
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                      $ 1,559,924
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 3,617,364       $ 8,381,975

 Net increase (decrease) in net assets resulting from operations                             1,559,924        (4,167,251)

Capital shares transactions
   Net premiums                                                                                391,285           727,766
   Transfers of policy loans                                                                    (3,928)          (41,152)
   Transfers of cost of insurance                                                             (241,252)         (286,093)
   Transfers of surrenders                                                                    (152,553)         (193,014)
   Transfers of death benefits                                                                  (4,022)           (5,578)
   Transfers of other terminations                                                             (14,499)          (82,370)
   Interfund and net transfers to general account                                               55,939          (716,919)
                                                                                      ----------------- -----------------

Net increase (decrease) in net assets from capital share transactions                           30,970          (597,360)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                     1,590,894        (4,764,611)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 5,208,258     $   3,617,364
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              36

Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. America Value Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                  $ 3,832
     10,192 shares (cost $124,128)            $ 122,203         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                            3,832
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                    $ 122,203         Administrative expense                                 -
                                         ---------------
                                                                Mortality and expense risk                         1,050
                                                                                                        -----------------

                                                                                                                   1,050
                                                                                                        -----------------

                                                             Net investment income                                 2,782

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                  (3,917)
                                                              Net unrealized appreciation on
                                                               investments                                        24,258
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                         $ 23,123
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                               $ 74,280          $ 41,530

 Net increase (decrease) in net assets resulting from operations                                23,123           (21,337)

Capital shares transactions
   Net premiums                                                                                 19,936            24,724
   Transfers of policy loans                                                                        28              (408)
   Transfers of cost of insurance                                                               (6,251)           (3,470)
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                   -                 -
   Interfund and net transfers to general account                                               11,087            33,241
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                      24,800            54,087
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                   47,923            32,750
                                                                                      ----------------- -----------------

Net assets at end of year                                                                    $ 122,203      $     74,280
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              37

Midland National Life Insurance Company
Separate Account A
Alger American Fund LargeCap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 60,618
     282,568 shares (cost $9,739,958)      $ 10,963,637         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           60,618
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                 $ 10,963,637         Administrative expense                               434
                                         ---------------
                                                                Mortality and expense risk                        80,381
                                                                                                        -----------------

                                                                                                                  80,815
                                                                                                        -----------------

                                                             Net investment loss                                 (20,197)

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments              (1,854,026)
                                                              Net unrealized appreciation on
                                                               investments                                     5,425,160
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                      $ 3,550,937
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 7,741,324      $ 14,673,255

 Net increase (decrease) in net assets resulting from operations                             3,550,937        (6,812,135)

Capital shares transactions
   Net premiums                                                                              1,450,905         2,624,585
   Transfers of policy loans                                                                   (20,734)         (129,219)
   Transfers of cost of insurance                                                             (678,030)         (725,016)
   Transfers of surrenders                                                                    (356,897)         (400,207)
   Transfers of death benefits                                                                 (14,960)          (27,255)
   Transfers of other terminations                                                             (52,318)          (48,542)
   Interfund and net transfers to general account                                             (656,590)       (1,414,142)
                                                                                      ----------------- -----------------

Net decrease in net assets from capital share transactions                                    (328,624)         (119,796)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                     3,222,313        (6,931,931)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                 $ 10,963,637     $   7,741,324
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              38

Midland National Life Insurance Company
Separate Account A
Alger American Fund MidCap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                      $ -
     606,722 shares (cost $6,152,976)       $ 6,479,792         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                                -
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 6,479,792         Administrative expense                               194
                                         ---------------
                                                                Mortality and expense risk                        46,211
                                                                                                        -----------------

                                                                                                                  46,405
                                                                                                        -----------------

                                                             Net investment loss                                 (46,405)

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments              (4,446,514)
                                                              Net unrealized appreciation on
                                                               investments                                     6,730,266
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                      $ 2,237,347
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 4,679,573      $ 11,389,000

 Net increase (decrease) in net assets resulting from operations                             2,237,347        (6,649,340)

Capital shares transactions
   Net premiums                                                                                520,161         1,297,084
   Transfers of policy loans                                                                      (414)         (102,770)
   Transfers of cost of insurance                                                             (297,993)         (477,236)
   Transfers of surrenders                                                                    (255,554)         (332,814)
   Transfers of death benefits                                                                  (5,358)          (11,730)
   Transfers of other terminations                                                             (34,367)          (48,032)
   Interfund and net transfers to general account                                             (363,603)         (384,589)
                                                                                      ----------------- -----------------

Net decrease in net assets from capital share transactions                                    (437,128)          (60,087)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                     1,800,219        (6,709,427)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 6,479,792     $   4,679,573
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              39

Midland National Life Insurance Company
Separate Account A
Alger American Fund Capital Appreciation Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                      $ -
     180,003 shares (cost $7,382,840)       $ 8,265,722         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                                -
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 8,265,722         Administrative expense                               210
                                         ---------------
                                                                Mortality and expense risk                        59,585
                                                                                                        -----------------

                                                                                                                  59,795
                                                                                                        -----------------

                                                             Net investment loss                                 (59,795)

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (526,498)
                                                              Net unrealized appreciation on
                                                               investments                                     3,434,056
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                      $ 2,847,763
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 5,996,510      $ 11,917,522

 Net increase (decrease) in net assets resulting from operations                             2,847,763        (5,289,845)

Capital shares transactions
   Net premiums                                                                                587,324         1,168,171
   Transfers of policy loans                                                                   (20,754)          (94,990)
   Transfers of cost of insurance                                                             (214,448)         (414,413)
   Transfers of surrenders                                                                    (349,482)         (631,801)
   Transfers of death benefits                                                                  (1,412)          (16,203)
   Transfers of other terminations                                                             (52,889)          (47,437)
   Interfund and net transfers to general account                                             (526,890)         (594,494)
                                                                                      ----------------- -----------------

Net decrease in net assets from capital share transactions                                    (578,551)         (631,167)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                     2,269,212        (5,921,012)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 8,265,722     $   5,996,510
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              40

Midland National Life Insurance Company
Separate Account A
Alger American Fund SmallCap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                      $ -
     232,003 shares (cost $5,924,565)       $ 5,934,640         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                                -
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 5,934,640         Administrative expense                               175
                                         ---------------
                                                                Mortality and expense risk                        41,220
                                                                                                        -----------------

                                                                                                                  41,395
                                                                                                        -----------------

                                                             Net investment loss                                 (41,395)

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (502,493)
                                                              Net unrealized appreciation on
                                                               investments                                     2,416,758
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                      $ 1,872,870
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 4,438,741       $ 9,606,349

 Net increase (decrease) in net assets resulting from operations                             1,872,870        (4,229,914)

Capital shares transactions
   Net premiums                                                                                445,246           723,436
   Transfers of policy loans                                                                   (37,153)          (47,917)
   Transfers of cost of insurance                                                             (271,653)         (350,257)
   Transfers of surrenders                                                                    (184,223)         (173,168)
   Transfers of death benefits                                                                 (16,169)          (12,288)
   Transfers of other terminations                                                             (19,827)          (48,508)
   Interfund and net transfers to general account                                             (293,192)       (1,028,992)
                                                                                      ----------------- -----------------

Net decrease in net assets from capital share transactions                                    (376,971)         (937,694)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                     1,495,899        (5,167,608)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 5,934,640     $   4,438,741
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              41

Midland National Life Insurance Company
Separate Account A
AIM Variable Insurance Funds Financial Services Fund
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 16,818
     126,872 shares (cost $574,748)           $ 647,049         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           16,818
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                    $ 647,049         Administrative expense                                29
                                         ---------------
                                                                Mortality and expense risk                         4,346
                                                                                                        -----------------

                                                                                                                   4,375
                                                                                                        -----------------

                                                             Net investment income                                12,443

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (128,238)
                                                              Net unrealized appreciation on
                                                               investments                                       244,880
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 129,085
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                              $ 323,569       $ 1,352,748

 Net increase (decrease) in net assets resulting from operations                               129,085          (925,439)

Capital shares transactions
   Net premiums                                                                                258,313           235,640
   Transfers of policy loans                                                                      (801)            3,765
   Transfers of cost of insurance                                                              (60,552)          (71,861)
   Transfers of surrenders                                                                     (17,826)          (67,370)
   Transfers of death benefits                                                                  (2,221)             (485)
   Transfers of other terminations                                                              (3,945)           (4,251)
   Interfund and net transfers to general account                                               21,427          (199,178)
                                                                                      ----------------- -----------------

Net increase (decrease) in net assets from capital share transactions                          194,395          (103,740)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                       323,480        (1,029,179)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                    $ 647,049      $    323,569
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              42

Midland National Life Insurance Company
Separate Account A
AIM Variable Insurance Funds Global Health Care Fund
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                  $ 3,694
     73,375 shares (cost $926,801)          $ 1,164,469         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                            3,694
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 1,164,469         Administrative expense                                49
                                         ---------------
                                                                Mortality and expense risk                         9,049
                                                                                                        -----------------

                                                                                                                   9,098
                                                                                                        -----------------

                                                             Net investment loss                                  (5,404)

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (541,714)
                                                              Net unrealized appreciation on
                                                               investments                                       789,890
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 242,772
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 1,125,638       $ 1,770,058

 Net increase (decrease) in net assets resulting from operations                               242,772          (483,991)

Capital shares transactions
   Net premiums                                                                                130,231           350,588
   Transfers of policy loans                                                                     2,140           (11,589)
   Transfers of cost of insurance                                                              (69,789)          (85,940)
   Transfers of surrenders                                                                     (51,289)         (154,627)
   Transfers of death benefits                                                                  (5,262)           (1,171)
   Transfers of other terminations                                                              (7,166)           (4,844)
   Interfund and net transfers to general account                                             (202,806)         (252,846)
                                                                                      ----------------- -----------------

Net decrease in net assets from capital share transactions                                    (203,941)         (160,429)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                        38,831          (644,420)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 1,164,469     $   1,125,638
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              43

Midland National Life Insurance Company
Separate Account A
AIM Variable Insurance Funds International Growth Fund
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 56,040
     165,172 shares (cost $3,830,349)       $ 4,296,126         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           56,040
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 4,296,126         Administrative expense                               192
                                         ---------------
                                                                Mortality and expense risk                        26,694
                                                                                                        -----------------

                                                                                                                  26,886
                                                                                                        -----------------

                                                             Net investment income                                29,154

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (772,916)
                                                              Net unrealized appreciation on
                                                               investments                                     1,741,761
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 997,999
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 2,711,172       $ 2,333,557

 Net increase (decrease) in net assets resulting from operations                               997,999        (1,555,878)

Capital shares transactions
   Net premiums                                                                                746,439         1,368,126
   Transfers of policy loans                                                                    (7,920)           (2,647)
   Transfers of cost of insurance                                                             (263,081)         (195,760)
   Transfers of surrenders                                                                     (44,438)          (28,502)
   Transfers of death benefits                                                                  (7,582)          (17,090)
   Transfers of other terminations                                                             (11,792)           (6,280)
   Interfund and net transfers to general account                                              175,329           815,646
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                     586,955         1,933,493
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                1,584,954           377,615
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 4,296,126     $   2,711,172
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              44

Midland National Life Insurance Company
Separate Account A
Van Eck Worldwide Insurance Trust Worldwide Hard Assets Fund
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 24,169
     471,965 shares (cost $12,389,140)     $ 13,809,699         Capital gains distributions                       47,928
                                                                                                        -----------------

Liabilities                                           -                                                           72,097
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                 $ 13,809,699         Administrative expense                               512
                                         ---------------
                                                                Mortality and expense risk                        88,056
                                                                                                        -----------------

                                                                                                                  88,568
                                                                                                        -----------------

                                                             Net investment loss                                 (16,471)

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments              (2,219,352)
                                                              Net unrealized appreciation on
                                                               investments                                     6,788,424
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                      $ 4,552,601
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 7,541,921      $ 14,276,656

 Net increase (decrease) in net assets resulting from operations                             4,552,601        (6,864,358)

Capital shares transactions
   Net premiums                                                                              1,767,004         1,938,103
   Transfers of policy loans                                                                   (76,520)         (157,989)
   Transfers of cost of insurance                                                             (628,972)         (589,472)
   Transfers of surrenders                                                                    (242,834)         (663,752)
   Transfers of death benefits                                                                 (11,221)           (2,952)
   Transfers of other terminations                                                             (81,721)          (62,543)
   Interfund and net transfers to general account                                              989,441          (331,772)
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                   1,715,177           129,623
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                     6,267,778        (6,734,735)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                 $ 13,809,699     $   7,541,921
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              45

Midland National Life Insurance Company
Separate Account A
Van Eck Worldwide Insurance Trust Worldwide Real Estate Fund
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                      $ -
     0 shares (cost $0)                             $ -         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                                -
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                          $ -         Administrative expense                                24
                                         ---------------
                                                                Mortality and expense risk                         7,513
                                                                                                        -----------------

                                                                                                                   7,537
                                                                                                        -----------------

                                                             Net investment loss                                  (7,537)

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (696,393)
                                                              Net unrealized appreciation on
                                                               investments                                       948,423
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 244,493
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                              $ 883,177       $ 2,013,027

 Net increase (decrease) in net assets resulting from operations                               244,493        (1,125,291)

Capital shares transactions
   Net premiums                                                                                351,761           454,473
   Transfers of policy loans                                                                     5,306           (19,409)
   Transfers of cost of insurance                                                              (83,052)         (117,542)
   Transfers of surrenders                                                                     (30,777)          (53,956)
   Transfers of death benefits                                                                  (2,077)                -
   Transfers of other terminations                                                             (27,194)          (24,807)
   Interfund and net transfers to general account                                           (1,341,637)         (243,318)
                                                                                      ----------------- -----------------

Net decrease in net assets from capital share transactions                                  (1,127,670)           (4,559)
                                                                                      ----------------- -----------------

 Total decrease in net assets                                                                 (883,177)       (1,129,850)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                          $ -      $    883,177
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              46

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Total Return Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                              $ 1,215,072
     2,575,112 shares (cost $27,510,845)   $ 27,862,716         Capital gains distributions                      772,134
                                                                                                        -----------------

Liabilities                                           -                                                        1,987,206
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                 $ 27,862,716         Administrative expense                             1,519
                                         ---------------
                                                                Mortality and expense risk                       201,154
                                                                                                        -----------------

                                                                                                                 202,673
                                                                                                        -----------------

                                                             Net investment income                             1,784,533

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized gains on investments                  267,506
                                                              Net unrealized appreciation on
                                                               investments                                       608,913
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                      $ 2,660,952
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                           $ 22,479,921      $ 14,304,515

 Net increase in net assets resulting from operations                                        2,660,952           679,014

Capital shares transactions
   Net premiums                                                                              3,307,555         5,250,828
   Transfers of policy loans                                                                  (119,013)         (329,693)
   Transfers of cost of insurance                                                           (1,458,207)       (1,187,040)
   Transfers of surrenders                                                                  (1,329,635)         (879,136)
   Transfers of death benefits                                                                 (53,815)          (53,137)
   Transfers of other terminations                                                            (172,709)         (200,810)
   Interfund and net transfers to general account                                            2,547,667         4,895,380
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                   2,721,843         7,496,392
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                5,382,795         8,175,406
                                                                                      ----------------- -----------------

Net assets at end of year                                                                 $ 27,862,716    $   22,479,921
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              47

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Low Duration Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 68,960
     207,952 shares (cost $2,109,913)       $ 2,102,392         Capital gains distributions                       94,214
                                                                                                        -----------------

Liabilities                                           -                                                          163,174
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 2,102,392         Administrative expense                                17
                                         ---------------
                                                                Mortality and expense risk                        11,805
                                                                                                        -----------------

                                                                                                                  11,822
                                                                                                        -----------------

                                                             Net investment income                               151,352

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized gains on investments                      201
                                                              Net unrealized appreciation on
                                                               investments                                        83,213
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 234,766
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 1,838,160       $ 1,774,207

 Net increase (decrease) in net assets resulting from operations                               234,766           (21,278)

Capital shares transactions
   Net premiums                                                                                161,945           236,149
   Transfers of policy loans                                                                    (5,371)          (10,677)
   Transfers of cost of insurance                                                              (80,363)          (79,788)
   Transfers of surrenders                                                                      (5,568)           (2,904)
   Transfers of death benefits                                                                  (4,480)                -
   Transfers of other terminations                                                              (1,942)          (14,497)
   Interfund and net transfers to general account                                              (34,755)          (43,052)
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                      29,466            85,231
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                  264,232            63,953
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 2,102,392     $   1,838,160
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              48

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust High Yield Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                $ 234,204
     328,106 shares (cost $2,293,377)       $ 2,388,610         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                          234,204
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 2,388,610         Administrative expense                                34
                                         ---------------
                                                                Mortality and expense risk                        23,056
                                                                                                        -----------------

                                                                                                                  23,090
                                                                                                        -----------------

                                                             Net investment income                               211,114

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized gains on investments                   65,038
                                                              Net unrealized appreciation on
                                                               investments                                       595,906
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 872,058
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 1,292,791       $ 1,829,459

 Net increase (decrease) in net assets resulting from operations                               872,058          (433,368)

Capital shares transactions
   Net premiums                                                                                187,719           198,585
   Transfers of policy loans                                                                   (28,104)          (11,167)
   Transfers of cost of insurance                                                             (161,980)          (77,631)
   Transfers of surrenders                                                                    (111,223)          (18,740)
   Transfers of death benefits                                                                  (3,391)                -
   Transfers of other terminations                                                             (36,833)          (56,018)
   Interfund and net transfers to general account                                              377,573          (138,329)
                                                                                      ----------------- -----------------

Net increase (decrease) in net assets from capital share transactions                          223,761          (103,300)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                     1,095,819          (536,668)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 2,388,610     $   1,292,791
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              49

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Real Return Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                $ 154,530
     451,137 shares (cost $5,596,613)       $ 5,612,147         Capital gains distributions                      210,539
                                                                                                        -----------------

Liabilities                                           -                                                          365,069
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 5,612,147         Administrative expense                               131
                                         ---------------
                                                                Mortality and expense risk                        37,064
                                                                                                        -----------------

                                                                                                                  37,195
                                                                                                        -----------------

                                                             Net investment income                               327,874

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                 (90,166)
                                                              Net unrealized appreciation on
                                                               investments                                       572,576
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 810,284
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 4,495,899       $ 4,087,737

 Net increase (decrease) in net assets resulting from operations                               810,284          (450,287)

Capital shares transactions
   Net premiums                                                                                647,680           702,932
   Transfers of policy loans                                                                    15,728           (20,766)
   Transfers of cost of insurance                                                             (250,813)         (248,454)
   Transfers of surrenders                                                                     (38,406)          (86,647)
   Transfers of death benefits                                                                 (22,477)          (18,418)
   Transfers of other terminations                                                             (15,644)          (37,818)
   Interfund and net transfers to general account                                              (30,104)          567,620
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                     305,964           858,449
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                1,116,248           408,162
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 5,612,147     $   4,495,899
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              50

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Stocks Plus Growth and Income
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                      $ -
     0 shares (cost $0)                             $ -         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                                -
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                          $ -         Administrative expense                                 -
                                         ---------------
                                                                Mortality and expense risk                             5
                                                                                                        -----------------

                                                                                                                       5
                                                                                                        -----------------

                                                             Net investment loss                                      (5)

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                    (259)
                                                              Net unrealized depreciation on
                                                               investments                                           (44)
                                                                                                        -----------------

                                                             Net decrease in net assets resulting from
                                                             operations                                           $ (308)
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                                $ 1,626               $ -

 Net (decrease) increase in net assets resulting from operations                                  (308)               42

Capital shares transactions
   Net premiums                                                                                      -             1,584
   Transfers of policy loans                                                                         -                 -
   Transfers of cost of insurance                                                                    -                 -
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                   -                 -
   Interfund and net transfers to general account                                               (1,318)                -
                                                                                      ----------------- -----------------

Net (decrease) increase in net assets from capital share transactions                           (1,318)            1,584
                                                                                      ----------------- -----------------

 Total (decrease) increase in net assets                                                        (1,626)            1,626
                                                                                      ----------------- -----------------

Net assets at end of year                                                                          $ -      $      1,626
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              51

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Small Cap Stock Plus Total Return
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                  $ 1,098
     0 shares (cost $0)                             $ -         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                            1,098
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                          $ -         Administrative expense                                 2
                                         ---------------
                                                                Mortality and expense risk                           209
                                                                                                        -----------------

                                                                                                                     211
                                                                                                        -----------------

                                                             Net investment income                                   887

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized gains on investments                      333
                                                              Net unrealized appreciation on
                                                               investments                                           612
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                          $ 1,832
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                               $ 11,320               $ -

 Net increase in net assets resulting from operations                                            1,832                 5

Capital shares transactions
   Net premiums                                                                                (11,356)           11,550
   Transfers of policy loans                                                                      (209)                -
   Transfers of cost of insurance                                                               (1,510)             (235)
   Transfers of surrenders                                                                        (606)                -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                (477)                -
   Interfund and net transfers to general account                                                1,006                 -
                                                                                      ----------------- -----------------

Net (decrease) increase in net assets from capital share transactions                          (13,152)           11,315
                                                                                      ----------------- -----------------

 Total (decrease) increase in net assets                                                       (11,320)           11,320
                                                                                      ----------------- -----------------

Net assets at end of year                                                                          $ -      $     11,320
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              52

Midland National Life Insurance Company
Separate Account A
Goldman Sachs Variable Insurance Trust Structured Small Cap Equity Fund
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 26,269
     289,854 shares (cost $2,237,098)       $ 2,556,517         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           26,269
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 2,556,517         Administrative expense                                73
                                         ---------------
                                                                Mortality and expense risk                        17,500
                                                                                                        -----------------

                                                                                                                  17,573
                                                                                                        -----------------

                                                             Net investment income                                 8,696

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (634,087)
                                                              Net unrealized appreciation on
                                                               investments                                     1,164,177
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 538,786
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 1,825,680       $ 2,537,465

 Net increase (decrease) in net assets resulting from operations                               538,786          (929,603)

Capital shares transactions
   Net premiums                                                                                308,267           853,617
   Transfers of policy loans                                                                    (6,113)          (20,040)
   Transfers of cost of insurance                                                             (157,194)         (172,427)
   Transfers of surrenders                                                                     (35,277)          (52,684)
   Transfers of death benefits                                                                    (502)          (12,315)
   Transfers of other terminations                                                              (9,917)           (8,494)
   Interfund and net transfers to general account                                               92,787          (369,839)
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                     192,051           217,818
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                       730,837          (711,785)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 2,556,517     $   1,825,680
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              53

Midland National Life Insurance Company
Separate Account A
Goldman Sachs Variable Insurance Trust Growth & Income Fund
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 66,192
     449,321 shares (cost $3,938,210)       $ 4,169,697         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           66,192
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 4,169,697         Administrative expense                               194
                                         ---------------
                                                                Mortality and expense risk                        26,566
                                                                                                        -----------------

                                                                                                                  26,760
                                                                                                        -----------------

                                                             Net investment income                                39,432

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (735,192)
                                                              Net unrealized appreciation on
                                                               investments                                     1,313,002
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 617,242
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 2,757,610       $ 1,777,607

 Net increase (decrease) in net assets resulting from operations                               617,242        (1,154,419)

Capital shares transactions
   Net premiums                                                                                809,272         1,312,466
   Transfers of policy loans                                                                   (19,351)           (3,589)
   Transfers of cost of insurance                                                             (270,925)         (166,083)
   Transfers of surrenders                                                                     (54,837)          (24,415)
   Transfers of death benefits                                                                 (11,311)          (17,281)
   Transfers of other terminations                                                             (13,029)           (5,840)
   Interfund and net transfers to general account                                              355,026         1,039,164
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                     794,845         2,134,422
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                1,412,087           980,003
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 4,169,697     $   2,757,610
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              54

Midland National Life Insurance Company
Separate Account A
Neuberger Berman Advisors Management Trust Regency Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                  $ 1,084
     7,528 shares (cost $92,017)               $ 92,288         Capital gains distributions                        1,284
                                                                                                        -----------------

Liabilities                                           -                                                            2,368
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                     $ 92,288         Administrative expense                                 -
                                         ---------------
                                                                Mortality and expense risk                         1,118
                                                                                                        -----------------

                                                                                                                   1,118
                                                                                                        -----------------

                                                             Net investment income                                 1,250

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (202,645)
                                                              Net unrealized appreciation on
                                                               investments                                       223,726
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                         $ 22,331
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                              $ 258,257         $ 531,953

 Net increase (decrease) in net assets resulting from operations                                22,331          (228,661)

Capital shares transactions
   Net premiums                                                                                 21,325            33,144
   Transfers of policy loans                                                                         -                 -
   Transfers of cost of insurance                                                               (7,917)          (13,089)
   Transfers of surrenders                                                                      (3,516)           (2,597)
   Transfers of death benefits                                                                  (1,822)                -
   Transfers of other terminations                                                                   -                 -
   Interfund and net transfers to general account                                             (196,370)          (62,493)
                                                                                      ----------------- -----------------

Net decrease in net assets from capital share transactions                                    (188,300)          (45,035)
                                                                                      ----------------- -----------------

 Total decrease in net assets                                                                 (165,969)         (273,696)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                     $ 92,288      $    258,257
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              55

Midland National Life Insurance Company
Separate Account A
Premier VIT NACM Small Cap Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                    $ 196
     20,299 shares (cost $314,773)            $ 314,436         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                              196
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                    $ 314,436         Administrative expense                                21
                                         ---------------
                                                                Mortality and expense risk                         3,280
                                                                                                        -----------------

                                                                                                                   3,301
                                                                                                        -----------------

                                                             Net investment loss                                  (3,105)

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (143,780)
                                                              Net unrealized appreciation on
                                                               investments                                       200,329
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                         $ 53,444
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                              $ 332,420         $ 385,849

 Net increase (decrease) in net assets resulting from operations                                53,444          (210,026)

Capital shares transactions
   Net premiums                                                                                 79,979           189,207
   Transfers of policy loans                                                                     1,442              (102)
   Transfers of cost of insurance                                                              (14,091)          (23,241)
   Transfers of surrenders                                                                      (2,735)          (19,726)
   Transfers of death benefits                                                                  (3,639)                -
   Transfers of other terminations                                                                (793)             (213)
   Interfund and net transfers to general account                                             (131,591)           10,672
                                                                                      ----------------- -----------------

Net (decrease) increase in net assets from capital share transactions                          (71,428)          156,597
                                                                                      ----------------- -----------------

 Total decrease in net assets                                                                  (17,984)          (53,429)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                    $ 314,436      $    332,420
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              56

Midland National Life Insurance Company
Separate Account A
ProFunds VP Japan
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                    $ 411
     3,884 shares (cost $48,058)               $ 52,902         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                              411
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                     $ 52,902         Administrative expense                                 -
                                         ---------------
                                                                Mortality and expense risk                           500
                                                                                                        -----------------

                                                                                                                     500
                                                                                                        -----------------

                                                             Net investment loss                                     (89)

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized gains on investments                    1,681
                                                              Net unrealized appreciation on
                                                               investments                                         2,045
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                          $ 3,637
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                               $ 61,897          $ 70,629

 Net increase (decrease) in net assets resulting from operations                                 3,637           (39,323)

Capital shares transactions
   Net premiums                                                                                  7,578            24,950
   Transfers of policy loans                                                                         -             4,081
   Transfers of cost of insurance                                                               (6,041)           (6,730)
   Transfers of surrenders                                                                      (1,305)             (136)
   Transfers of death benefits                                                                     (77)                -
   Transfers of other terminations                                                                   -                 -
   Interfund and net transfers to general account                                              (12,787)            8,426
                                                                                      ----------------- -----------------

Net (decrease) increase in net assets from capital share transactions                          (12,632)           30,591
                                                                                      ----------------- -----------------

 Total decrease in net assets                                                                   (8,995)           (8,732)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                     $ 52,902      $     61,897
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              57

Midland National Life Insurance Company
Separate Account A
ProFunds VP Oil & Gas
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                      $ -
     38,649 shares (cost $1,474,663)        $ 1,532,031         Capital gains distributions                      150,438
                                                                                                        -----------------

Liabilities                                           -                                                          150,438
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 1,532,031         Administrative expense                                95
                                         ---------------
                                                                Mortality and expense risk                        10,462
                                                                                                        -----------------

                                                                                                                  10,557
                                                                                                        -----------------

                                                             Net investment income                               139,881

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (495,990)
                                                              Net unrealized appreciation on
                                                               investments                                       527,590
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 171,481
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                              $ 943,914         $ 357,927

 Net increase (decrease) in net assets resulting from operations                               171,481          (568,086)

Capital shares transactions
   Net premiums                                                                                246,319           584,131
   Transfers of policy loans                                                                   (22,411)           (8,093)
   Transfers of cost of insurance                                                              (90,267)          (58,563)
   Transfers of surrenders                                                                     (13,416)          (61,440)
   Transfers of death benefits                                                                     (93)                -
   Transfers of other terminations                                                             (20,665)             (602)
   Interfund and net transfers to general account                                              317,169           698,640
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                     416,636         1,154,073
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                  588,117           585,987
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 1,532,031      $    943,914
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              58

Midland National Life Insurance Company
Separate Account A
ProFunds VP Small-Cap
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                    $ 457
     9,901 shares (cost $191,530)             $ 221,592         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                              457
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                    $ 221,592         Administrative expense                                42
                                         ---------------
                                                                Mortality and expense risk                         1,672
                                                                                                        -----------------

                                                                                                                   1,714
                                                                                                        -----------------

                                                             Net investment loss                                  (1,257)

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized gains on investments                    8,107
                                                              Net unrealized appreciation on
                                                               investments                                        56,354
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                         $ 63,204
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                              $ 158,936          $ 53,582

 Net increase (decrease) in net assets resulting from operations                                63,204           (32,725)

Capital shares transactions
   Net premiums                                                                                100,616            26,384
   Transfers of policy loans                                                                       668                 -
   Transfers of cost of insurance                                                              (21,706)           (6,185)
   Transfers of surrenders                                                                     (12,657)             (356)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (1,278)                -
   Interfund and net transfers to general account                                              (66,191)          118,236
                                                                                      ----------------- -----------------

Net (decrease) increase in net assets from capital share transactions                             (548)          138,079
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                   62,656           105,354
                                                                                      ----------------- -----------------

Net assets at end of year                                                                    $ 221,592      $    158,936
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              59

Midland National Life Insurance Company
Separate Account A
ProFunds VP Ultra Mid-Cap
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                     $ 67
     9,381 shares (cost $143,245)             $ 172,244         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                               67
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                    $ 172,244         Administrative expense                                15
                                         ---------------
                                                                Mortality and expense risk                           986
                                                                                                        -----------------

                                                                                                                   1,001
                                                                                                        -----------------

                                                             Net investment loss                                    (934)

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized gains on investments                   29,343
                                                              Net unrealized appreciation on
                                                               investments                                        38,667
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                         $ 67,076
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                               $ 71,736         $ 125,780

 Net increase (decrease) in net assets resulting from operations                                67,076          (111,304)

Capital shares transactions
   Net premiums                                                                                 19,472            18,855
   Transfers of policy loans                                                                      (616)            3,988
   Transfers of cost of insurance                                                              (10,794)          (10,471)
   Transfers of surrenders                                                                      (4,890)           (2,155)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                (984)              (85)
   Interfund and net transfers to general account                                               31,244            47,128
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                      33,432            57,260
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                       100,508           (54,044)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                    $ 172,244      $     71,736
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              60

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Balanced
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 12,783
     23,562 shares (cost $367,857)            $ 408,802         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           12,783
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                    $ 408,802         Administrative expense                                 1
                                         ---------------
                                                                Mortality and expense risk                         1,860
                                                                                                        -----------------

                                                                                                                   1,861
                                                                                                        -----------------

                                                             Net investment income                                10,922

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                  (8,199)
                                                              Net unrealized appreciation on
                                                               investments                                        71,304
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                         $ 74,027
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                              $ 217,908               $ -

 Net increase (decrease) in net assets resulting from operations                                74,027           (33,788)

Capital shares transactions
   Net premiums                                                                                 49,853            57,025
   Transfers of policy loans                                                                       712                48
   Transfers of cost of insurance                                                              (19,519)           (5,246)
   Transfers of surrenders                                                                     (10,328)                -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (7,547)                -
   Interfund and net transfers to general account                                              103,696           199,869
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                     116,867           251,696
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                  190,894           217,908
                                                                                      ----------------- -----------------

Net assets at end of year                                                                    $ 408,802      $    217,908
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              61

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Total Bond Market Index
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 18,228
     12,395 shares (cost $143,744)            $ 145,893         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           18,228
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                    $ 145,893         Administrative expense                                47
                                         ---------------
                                                                Mortality and expense risk                         1,936
                                                                                                        -----------------

                                                                                                                   1,983
                                                                                                        -----------------

                                                             Net investment income                                16,245

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized gains on investments                    1,104
                                                              Net unrealized depreciation on
                                                               investments                                       (10,334)
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                          $ 7,015
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                              $ 402,638               $ -

 Net increase in net assets resulting from operations                                            7,015            11,901

Capital shares transactions
   Net premiums                                                                                211,611            14,639
   Transfers of policy loans                                                                     1,245                60
   Transfers of cost of insurance                                                              (26,597)           (4,730)
   Transfers of surrenders                                                                      (4,166)                -
   Transfers of death benefits                                                                    (108)                -
   Transfers of other terminations                                                              (1,002)                -
   Interfund and net transfers to general account                                             (444,743)          380,768
                                                                                      ----------------- -----------------

Net (decrease) increase in net assets from capital share transactions                         (263,760)          390,737
                                                                                      ----------------- -----------------

 Total (decrease) increase in net assets                                                      (256,745)          402,638
                                                                                      ----------------- -----------------

Net assets at end of year                                                                    $ 145,893      $    402,638
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              62

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds High Yield Bond
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                  $ 8,921
     31,360 shares (cost $208,398)            $ 233,944         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                            8,921
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                    $ 233,944         Administrative expense                                22
                                         ---------------
                                                                Mortality and expense risk                           927
                                                                                                        -----------------

                                                                                                                     949
                                                                                                        -----------------

                                                             Net investment income                                 7,972

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized gains on investments                    5,049
                                                              Net unrealized appreciation on
                                                               investments                                        25,375
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                         $ 38,396
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                               $ 10,268               $ -

 Net increase in net assets resulting from operations                                           38,396                96

Capital shares transactions
   Net premiums                                                                                 27,862             1,032
   Transfers of policy loans                                                                      (137)                -
   Transfers of cost of insurance                                                              (17,862)             (147)
   Transfers of surrenders                                                                      (5,132)              (12)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                 (42)                -
   Interfund and net transfers to general account                                              180,591             9,299
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                     185,280            10,172
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                  223,676            10,268
                                                                                      ----------------- -----------------

Net assets at end of year                                                                    $ 233,944      $     10,268
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              63

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds International
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 70,039
     207,938 shares (cost $2,616,756)       $ 3,339,477         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           70,039
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 3,339,477         Administrative expense                               154
                                         ---------------
                                                                Mortality and expense risk                        17,565
                                                                                                        -----------------

                                                                                                                  17,719
                                                                                                        -----------------

                                                             Net investment income                                52,320

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (199,323)
                                                              Net unrealized appreciation on
                                                               investments                                       992,944
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 845,941
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 1,252,399               $ -

 Net increase (decrease) in net assets resulting from operations                               845,941          (405,644)

Capital shares transactions
   Net premiums                                                                                748,739           544,598
   Transfers of policy loans                                                                   (25,830)            7,022
   Transfers of cost of insurance                                                             (179,585)          (33,326)
   Transfers of surrenders                                                                     (43,535)          (10,219)
   Transfers of death benefits                                                                 (11,728)                -
   Transfers of other terminations                                                             (47,566)           (1,281)
   Interfund and net transfers to general account                                              800,642         1,151,249
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                   1,241,137         1,658,043
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                2,087,078         1,252,399
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 3,339,477     $   1,252,399
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              64

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Mid-Cap Index
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 19,264
     160,876 shares (cost $1,510,966)       $ 1,933,730         Capital gains distributions                       48,159
                                                                                                        -----------------

Liabilities                                           -                                                           67,423
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 1,933,730         Administrative expense                                75
                                         ---------------
                                                                Mortality and expense risk                         9,931
                                                                                                        -----------------

                                                                                                                  10,006
                                                                                                        -----------------

                                                             Net investment income                                57,417

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (173,625)
                                                              Net unrealized appreciation on
                                                               investments                                       624,499
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 508,291
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                              $ 786,714               $ -

 Net increase (decrease) in net assets resulting from operations                               508,291          (288,477)

Capital shares transactions
   Net premiums                                                                                405,844           342,684
   Transfers of policy loans                                                                      (969)            4,996
   Transfers of cost of insurance                                                             (112,903)          (23,388)
   Transfers of surrenders                                                                     (25,045)           (8,493)
   Transfers of death benefits                                                                  (8,365)                -
   Transfers of other terminations                                                              (4,329)             (822)
   Interfund and net transfers to general account                                              384,492           760,214
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                     638,725         1,075,191
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                1,147,016           786,714
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 1,933,730      $    786,714
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              65

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds REIT Index
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                  $ 7,264
     50,160 shares (cost $286,634)            $ 416,328         Capital gains distributions                        9,699
                                                                                                        -----------------

Liabilities                                           -                                                           16,963
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                    $ 416,328         Administrative expense                                 1
                                         ---------------
                                                                Mortality and expense risk                         1,867
                                                                                                        -----------------

                                                                                                                   1,868
                                                                                                        -----------------

                                                             Net investment income                                15,095

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                 (67,869)
                                                              Net unrealized appreciation on
                                                               investments                                       166,185
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 113,411
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                              $ 115,341               $ -

 Net increase (decrease) in net assets resulting from operations                               113,411           (56,369)

Capital shares transactions
   Net premiums                                                                                101,937            53,841
   Transfers of policy loans                                                                    (6,083)             (750)
   Transfers of cost of insurance                                                              (23,092)           (5,458)
   Transfers of surrenders                                                                      (4,993)           (1,218)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                (521)                -
   Interfund and net transfers to general account                                              120,328           125,295
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                     187,576           171,710
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                  300,987           115,341
                                                                                      ----------------- -----------------

Net assets at end of year                                                                    $ 416,328      $    115,341
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              66

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Small Company Growth
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 14,117
     161,671 shares (cost $1,772,665)       $ 2,176,091         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           14,117
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 2,176,091         Administrative expense                                74
                                         ---------------
                                                                Mortality and expense risk                        11,687
                                                                                                        -----------------

                                                                                                                  11,761
                                                                                                        -----------------

                                                             Net investment income                                 2,356

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (115,548)
                                                              Net unrealized appreciation on
                                                               investments                                       661,542
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 548,350
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                              $ 946,871               $ -

 Net increase (decrease) in net assets resulting from operations                               548,350          (319,856)

Capital shares transactions
   Net premiums                                                                                439,502           319,792
   Transfers of policy loans                                                                      (852)            5,289
   Transfers of cost of insurance                                                             (125,348)          (28,270)
   Transfers of surrenders                                                                     (21,294)           (6,385)
   Transfers of death benefits                                                                  (8,010)                -
   Transfers of other terminations                                                              (5,478)             (463)
   Interfund and net transfers to general account                                              402,350           976,764
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                     680,870         1,266,727
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                1,229,220           946,871
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 2,176,091      $    946,871
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              67

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Short Term Investment Grade
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 12,263
     62,409 shares (cost $629,358)            $ 670,277         Capital gains distributions                        1,488
                                                                                                        -----------------

Liabilities                                           -                                                           13,751
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                    $ 670,277         Administrative expense                                 -
                                         ---------------
                                                                Mortality and expense risk                         3,775
                                                                                                        -----------------

                                                                                                                   3,775
                                                                                                        -----------------

                                                             Net investment income                                 9,976

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized gains on investments                    8,787
                                                              Net unrealized appreciation on
                                                               investments                                        40,872
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                         $ 59,635
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                                $ 9,432               $ -

 Net increase in net assets resulting from operations                                           59,635                30

Capital shares transactions
   Net premiums                                                                                 56,636               819
   Transfers of policy loans                                                                    (6,391)                -
   Transfers of cost of insurance                                                              (31,436)             (135)
   Transfers of surrenders                                                                     (35,858)                -
   Transfers of death benefits                                                                    (102)                -
   Transfers of other terminations                                                                (391)                -
   Interfund and net transfers to general account                                              618,752             8,718
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                     601,210             9,402
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                  660,845             9,432
                                                                                      ----------------- -----------------

Net assets at end of year                                                                    $ 670,277      $      9,432
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              68

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Total Stock Market Index
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                  $ 8,786
     18,977 shares (cost $330,857)            $ 412,374         Capital gains distributions                       17,642
                                                                                                        -----------------

Liabilities                                           -                                                           26,428
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                    $ 412,374         Administrative expense                               156
                                         ---------------
                                                                Mortality and expense risk                         3,006
                                                                                                        -----------------

                                                                                                                   3,162
                                                                                                        -----------------

                                                             Net investment income                                23,266

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                  (2,829)
                                                              Net unrealized appreciation on
                                                               investments                                        78,831
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                         $ 99,268
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                               $ 78,662               $ -

 Net increase (decrease) in net assets resulting from operations                                99,268            (5,201)

Capital shares transactions
   Net premiums                                                                                 43,610            13,138
   Transfers of policy loans                                                                    (4,002)                -
   Transfers of cost of insurance                                                              (38,713)             (913)
   Transfers of surrenders                                                                      (6,534)           (2,262)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                (482)                -
   Interfund and net transfers to general account                                              240,565            73,900
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                     234,444            83,863
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                  333,712            78,662
                                                                                      ----------------- -----------------

Net assets at end of year                                                                    $ 412,374      $     78,662
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              69

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements
------------------------------------------------------------------------------------------------------------------------

1.      Organization and Significant Accounting Policies

        Organization
        Midland National Life Separate Account A ("Separate Account"), a unit investment trust pursuant to the provisions of the Investment Company
        Act of 1940 as amended, is a segregated investment account of Midland
        National Life Insurance Company (the "Company") in accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the
        Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account is used to fund variable universal life insurance policies of the Company. The
        Separate Account consists of twelve insurance products, each with different characteristics. The dates in which products were introduced result in different product groups. Sammons Securities Corporation, an affiliate, serves as the underwriter of the variable products.

        Investments
        The Separate Account invests in specified portfolios of Fidelity
        Variable Insurance Products Fund I ("VIPF"), Fidelity Variable Insurance
        Products Fund II, Fidelity Variable Insurance Products Fund III,
        American Century Variable Portfolios, Inc., MFS Variable Insurance
        Trust, Lord Abbett Series Fund, Inc., Alger American Fund, AIM Variable
        Insurance Funds, Van Eck Worldwide Insurance Trust ("Van Eck"), PIMCO
        Variable Insurance Trust ("PIMCO"), Goldman Sachs Variable Insurance
        Trust, Neuberger Berman Advisors Management Trust, Premier VIT, ProFunds
        VP and Vanguard Variable Insurance Funds ("Vanguard"), (collectively
        "the Funds"), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants.

        The VIPF Freedom Income, VIPF Freedom 2010, VIPF Freedom 2015, VIPF
        Freedom 2020, VIPF Freedom 2025, VIPF Freedom 2030, PIMCO Overseas,
        PIMCO Small Cap Stocks plus Total Return, Vanguard Balanced, Vanguard
        Total Bond Market Index, Vanguard High Yield Bond, Vanguard
        International, Vanguard Mid-Cap Index, Vanguard REIT Index, Vanguard
        Small Company Growth, Vanguard Short Term Investment Grade, and Vanguard
        Total Stock Market Index were introduced effective May 1, 2008. All other portfolios have been in existence for more than two years.

        Effective July 17, 2009, the PIMCO Stocks Plus Growth and Income Fund
        was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the PIMCO Variable Insurance Trust. All
        policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective November 20, 2009, the PIMCO Small Cap Stocks Plus Total
        Return Fund was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the PIMCO Variable Insurance Trust.
        All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective December 8, 2009, the Van Eck Worldwide Real Estate Fund was
        liquidated. The plan of liquidation and dissolution was approved by the
        Board of Trustees of Van Eck Worldwide Insurance Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Investments in shares of the Funds are valued at the net asset values
        (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividends are automatically reinvested in shares of the Funds.

        Beginning in the year ended December 31, 2008, the Company adopted the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities as issued by the
        Financial Accounting Standards Board (FASB). The FASB guidance on fair value measurements defines fair value, establishes a framework for measuring fair value and expands the required disclosures about fair value measurements. Per the guidance, fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value guidance also establishes a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.
        The Company does not hold any Level 2 securities in the Separate
        Account.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments. The Company does not hold any Level 3 securities in the Separate Account

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
        The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument

                                                   December 31, 2009
                         ----------------------------------------------------------------------
                          Quoted prices      Significant
                            in active           other          Significant
                           markets for       observable       unobservable
                         identical assets      inputs            inputs
                            (Level 1)         (Level 2)         (Level 3)           Total
Assets
Separate account assets    $ 437,182,035                 -                 -     $ 437,182,035
                         ----------------  ----------------  ----------------  ----------------

        The first-in, first-out ("FIFO") method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

        Federal Income Taxes
        The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable life policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

        Use of Estimates
        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        Subsequent Events
        Effective April 16, 2010, the Premier VIT NACM Small Cap Fund was
        liquidated. The plan of liquidation and dissolution was approved by the
        Board of Trustees of Premier VIT. All policy owners were given the opportunity to transfer any values in this fund to any other option(s)
        of their choice without incurring a transfer charge. Transfer or premium payments not redirected by March 11, 2010 were transferred to the
        Fidelity VIPF Money Market Portfolio.

2.      Expenses and Related Party Transactions

        The Company is compensated for certain expenses as described below. The rates of each applicable charge are described in the Separate Account's prospectus.

        o       A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

        o       A mortality and expense risk fee is charged in return for the
                Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

        o       A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.

        o       A sales and premium tax charge is deducted from each premium payment made prior to deposit into the Separate Account. Total deductions from gross contract premiums received by the Company were $3,099,800 and $4,395,056 in 2009 and 2008, respectively.

3.      Purchases and Sales of Investment Securities

        The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2009 and 2008, were as follows:

                                                         2009                            2008
                                            ------------------------------- -------------------------------
Portfolio                                        Purchases         Sales         Purchases         Sales

Fidelity Variable Insurance Products
 Fund I
   Money Market Portfolio                     $ 23,603,175    $ 25,155,519    $ 15,377,928    $ 11,716,136
   High Income Portfolio                         4,618,748       2,857,555       1,938,151       1,754,370
   Equity-Income Portfolio                       6,068,668       7,615,046       4,765,333       7,275,695
   Growth Portfolio                             13,888,173      12,547,263       9,016,849      13,315,484
   Overseas Portfolio                           21,278,893      20,853,956       6,325,958       4,998,264
   Mid Cap Portfolio                            11,417,584      12,137,604       8,492,913       6,572,226
   Freedom Income Portfolio                         19,261           2,001          20,819               -
   Freedom 2010 Portfolio                           47,226           4,805               -               -
   Freedom 2015 Portfolio                              293             262             330             168
   Freedom 2020 Portfolio                           34,433          15,999          34,003          23,802
   Freedom 2025 Portfolio                            2,865           1,382           4,616             557
   Freedom 2030 Portfolio                           76,338          40,822          73,596          21,481
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                       1,590,495       2,031,341       2,467,713       2,288,917
   Investment Grade Bond Portfolio               5,568,201       4,920,357       5,055,239       3,740,060
   Index 500 Portfolio                          19,113,449      19,441,389      15,682,404      15,963,043
   Contrafund Portfolio                         13,645,010      15,905,961      11,127,332      12,540,598
   Asset Manager: Growth Portfolio               1,273,758       1,571,748         865,713       1,337,867
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                            1,251,052       1,338,424       1,170,057       1,096,759
   Growth & Income Portfolio                     3,134,835       3,443,596       3,001,427       2,892,500
   Growth Opportunities Portfolio                3,061,101       3,357,734       1,702,735       2,301,833
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                   741,399       1,023,563         874,279         837,113
   Capital Appreciation Fund                     5,677,912       6,092,608       2,638,167       2,580,368
   International Fund                            5,955,698       6,624,274       7,426,139       7,582,562
   Value Fund                                    7,692,445       7,117,502       9,223,835       6,287,426
   Income & Growth Fund                          1,073,821       1,165,469         809,528         712,472
MFS Variable Insurance Trust
   Growth Series                                13,529,484      10,625,921       2,345,123       3,259,898
   Investors Trust Series                          629,743         690,166         391,314         397,980
   New Discovery Series                         13,887,253      17,078,747       4,411,267       2,392,387
   Research Series                               1,289,231       1,695,627         883,759       1,461,233
   Total Return Series                             100,618          65,480          75,496          12,811
   Utilities Series                              1,612,235         777,513       1,827,013         517,906
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio                   2,814,522       3,257,073       2,907,324       3,570,107
   Mid-Cap Value Portfolio                       3,696,936       4,818,359       5,517,755       6,271,658
   International Portfolio                       1,728,006       1,664,832       1,724,758       2,201,951
   America Value Portfolio                          55,766          28,184          69,473          10,219
Alger American Fund
   LargeCap Growth Portfolio                     4,034,816       4,383,636       5,148,877       5,345,166
   MidCap Growth Portfolio                       2,606,652       3,090,185       5,144,430       2,441,228
   Capital Appreciation Portfolio                2,732,424       3,370,770       2,803,556       3,515,001
   SmallCap Growth Portfolio                     1,265,068       1,683,435       2,023,714       2,921,184
AIM Variable Insurance Funds
   Financial Services Fund                         947,534         740,696       2,237,589       2,347,963
   Global Health Care Fund                         642,970         852,315       1,376,817       1,239,423
   International Growth Fund                     2,145,965       1,529,856       2,999,283       1,022,266
Van Eck Worldwide Insurance Trust
   Worldwide Hard Assets Fund                    6,179,670       4,480,964       9,881,493       7,800,665
   Worldwide Real Estate Fund                      741,667       1,876,873       1,308,886         971,326
PIMCO Variable Insurance Trust
   Total Return Portfolio                       24,616,940      20,110,563      17,727,253       9,053,888
   Low Duration Portfolio                          399,861         219,043         556,748         375,837
   High Yield Portfolio                          9,510,391       9,075,461         495,671         479,230
   Real Return Portfolio                         2,534,636       1,900,798       3,325,012       2,323,461
   Stocks Plus Growth and Income                     1,495           2,818           1,584               2
   Small Cap Stocks Plus Total Return               53,042          65,307          12,363             313
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund              1,259,620       1,058,874       1,496,865       1,280,289
   Growth & Income Fund                          2,169,250       1,334,974       2,937,017         751,520
Neuberger Berman Advisors Management Trust
   Regency Portfolio                                60,855         247,904          45,045          87,974
Premier VIT
   NACM Small Cap Portfolio                        244,739         319,272         465,292         230,247
ProFunds VP
   Japan                                           103,642         116,362         165,512         124,427
   Oil & Gas                                     1,496,265         939,749       2,047,570         807,224
   Small-Cap                                       418,951         420,756         175,137          30,941
   Ultra Mid-Cap                                   326,821         294,324         154,177          96,513
Vanguard Variable Insurance Funds
   Balanced                                        193,362          65,572         269,257          18,032
   Total Bond Market Index                         467,878         715,394         412,174          21,894
   High Yield Bond                                 324,774         131,522          10,800             638
   International                                 2,600,307       1,306,850       1,893,396         239,122
   Mid-Cap Index                                 1,255,900         559,759       1,236,414         163,798
   REIT Index                                      349,834         147,164         217,292          46,031
   Small Company Growth                          1,473,626         790,400       1,417,143         153,709
   Short Term Investment Grade                     915,096         303,909           9,559             169
   Total Stock Market Index                        578,803         321,092         130,879          47,140
                                            --------------- --------------- --------------- ---------------
                                              $262,831,481    $258,424,679    $196,375,151    $169,872,472
                                            --------------- --------------- --------------- ---------------

4.      Summary of Changes from Unit Transactions

        Transactions in units for the years ended December 31, 2009 and 2008, were as follows:

                                                                 2009                                        2008
                                               ------------------------------------------  ------------------------------------------
                                                                           Net Increase/                               Net Increase/
Portfolio                                      Purchases       Sales        (Decrease)     Purchases        Sales       (Decrease)

Fidelity Variable Insurance Products
 Fund I
   Money Market Portfolio                       1,563,353     1,670,936       (107,583)     1,063,743        802,781       260,962
   High Income Portfolio                          322,423       193,756        128,667        118,808        128,095        (9,287)
   Equity-Income Portfolio                        304,732       406,669       (101,937)       307,134        369,088       (61,954)
   Growth Portfolio                             1,403,119       932,416        470,703        810,867        771,360        39,507
   Overseas Portfolio                           1,751,974     1,721,286         30,688        275,650        288,046       (12,396)
   Mid Cap Portfolio                              766,412       764,291          2,121        273,150        359,618       (86,468)
   Freedom Income Portfolio                         1,980           228          1,752          2,340              -         2,340
   Freedom 2010 Portfolio                           5,843           685          5,158              -              -             -
   Freedom 2015 Portfolio                          16,567        16,563              4             38             21            17
   Freedom 2020 Portfolio                           3,002           657          2,345          3,832          3,338           494
   Freedom 2025 Portfolio                           1,082           877            205            459             77           382
   Freedom 2030 Portfolio                          10,118         5,137          4,981          8,111          2,473         5,638
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                         72,173        98,241        (26,068)        96,586        114,737       (18,151)
   Investment Grade Bond Portfolio                238,842       243,371         (4,529)       268,819        203,217        65,602
   Index 500 Portfolio                          1,431,349     1,282,383        148,966      1,308,750      1,136,314       172,436
   Contrafund Portfolio                           766,741       699,151         67,590        634,379        577,919        56,460
   Asset Manager: Growth Portfolio                 80,756        97,307        (16,551)        94,236         99,706        (5,470)
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                              80,124        83,067         (2,943)        77,065         77,588          (523)
   Growth & Income Portfolio                      237,028       212,316         24,712        186,485        190,463        (3,978)
   Growth Opportunities Portfolio                 330,536       289,754         40,782        264,202        228,490        35,712
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                   40,725        67,361        (26,636)        40,635         53,078       (12,443)
   Capital Appreciation Fund                      245,126       251,731         (6,605)       108,317        124,476       (16,159)
   International Fund                             510,293       501,099          9,194        419,287        476,853       (57,566)
   Value Fund                                     418,927       403,923         15,004        335,682        310,887        24,795
   Income & Growth Fund                            64,343        63,868            475         39,388         58,087       (18,699)
MFS Variable Insurance Trust
   Growth Series                                1,412,342       964,663        447,679        232,346        263,645       (31,299)
   Investors Trust Series                          37,806        38,440           (634)        23,470         32,617        (9,147)
   New Discovery Series                           948,463     1,051,925       (103,462)       235,226        122,667       112,559
   Research Series                                102,579       128,566        (25,987)        75,646        116,634       (40,988)
   Total Return Series                             13,465         8,481          4,984          8,141          1,472         6,669
   Utilities Series                               218,013       110,338        107,675        183,257         62,449       120,808
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio                    209,900       232,467        (22,567)       177,483        213,010       (35,527)
   Mid-Cap Value Portfolio                        211,691       276,215        (64,524)       218,966        290,436       (71,470)
   International Portfolio                        178,670       179,705         (1,035)       137,655        189,209       (51,554)
   America Value Portfolio                          7,293         3,580          3,713          7,521          1,140         6,381
Alger American Fund
   LargeCap Growth Portfolio                      609,099       653,045        (43,946)       676,959        704,493       (27,534)
   MidCap Growth Portfolio                        323,048       380,623        (57,575)       226,863        233,741        (6,878)
   Capital Appreciation Portfolio                 386,686       470,463        (83,777)       316,733        400,187       (83,454)
   SmallCap Growth Portfolio                      181,519       234,711        (53,192)       224,444        339,559      (115,115)
AIM Variable Insurance Funds
   Financial Services Fund                        136,417       131,138          5,279        183,327        196,004       (12,677)
   Global Health Care Fund                         55,536        75,802        (20,266)        88,372        101,999       (13,627)
   International Growth Fund                      279,414       199,269         80,145        350,532        126,715       223,817
Van Eck Worldwide Insurance Trust
   Worldwide Hard Assets Fund                     286,871       173,756        113,115        207,514        208,429          (915)
   Worldwide Real Estate Fund                     113,222       284,048       (170,826)        86,419         89,829        (3,410)
PIMCO Variable Insurance Trust
   Total Return Portfolio                       1,647,379     1,496,351        151,028      1,291,435        679,102       612,333
   Low Duration Portfolio                          18,153        14,456          3,697         39,892         32,672         7,220
   High Yield Portfolio                           728,107       688,924         39,183         28,537         38,014        (9,477)
   Real Return Portfolio                          154,904       131,445         23,459        239,616        177,505        62,111
   Stocks Plus Growth and Income                        -             -              -              -              -             -
   SmallCap Stocks Plus Total Return                9,578        11,220         (1,642)         1,684             42         1,642
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund               197,008       161,580         35,428        203,824        173,142        30,682
   Growth & Income Fund                           309,047       180,948        128,099        359,370         92,658       266,712
Neuberger Berman Advisors Management Trust
   Regency Portfolio                                4,686        39,354        (34,668)         4,401          9,275        (4,874)
Premier VIT
   NACM Small Cap Portfolio                        43,438        52,890         (9,452)        44,011         26,109        17,902
ProFunds VP
   Japan                                           40,134        42,940         (2,806)        16,665         12,504         4,161
   Oil & Gas                                      189,288       140,089         49,199        196,641         91,091       105,550
   Small-Cap                                       67,415        64,647          2,768         25,713          4,873        20,840
   Ultra Mid-Cap                                   82,801        71,115         11,686         24,700         13,168        11,532
Vanguard Variable Insurance Funds
   Balanced                                        22,277         7,180         15,097         30,324          2,129        28,195
   Total Bond Market Index                         42,967        68,480        (25,513)        41,682          2,700        38,982
   High Yield Bond                                 34,831        14,014         20,817          1,433             88         1,345
   International                                  371,884       170,988        200,896        264,121         36,366       227,755
   Mid-Cap Index                                  172,032        69,398        102,634        157,771         23,533       134,238
   REIT Index                                      55,089        19,286         35,803         26,551          6,849        19,702
   Small Company Growth                           166,926        72,828         94,098        161,645         19,641       142,004
   Short Term Investment Grade                     83,183        21,793         61,390          1,010             16           994
   Total Stock Market Index                        84,581        46,708         37,873         18,518          6,403        12,115
                                             ------------- -------------  -------------  -------------  ------------- -------------
                                               20,905,310    19,190,942      1,714,368     13,578,381     11,518,827     2,059,554
                                             ------------- -------------  -------------  -------------  ------------- -------------

5.      Financial Highlights

        The Company sells a number of variable life insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.

                                                       December 31                                     Year Ended December 31
                                       --------------------------------------------  -----------------------------------------------
                                                    Unit Fair Value                   Investment   Expense Ratio    Total Return
                                                      Lowest to                         Income      Lowest to         Lowest to
                                         Units         Highest        Net Assets        Ratio*      Highest**        Highest***
                                       -----------  --------------- ---------------  ------------- -------------  ------------------
Net assets represented by
   Fidelity Variable Insurance Products
    Fund I
    Money Market Portfolio
        2009                              764,688   $10.23 to 20.58    $10,671,412          0.79%  0.50% to 1.40%  -0.63% to 0.73%
        2008                              872,271   10.16 to 20.66     $12,223,756          3.23%  0.50% to 1.40%  1.56% to 2.55%
        2007                              611,309   10.90 to 20.27      $8,561,964          4.56%  0.50% to 1.40%  3.81% to 4.66%
        2006                              638,379   10.51 to 19.49      $8,578,456          4.73%  0.50% to 1.40%  3.45% to 4.34%
        2005                              464,663   10.15 to 18.79      $6,105,579          3.05%  0.50% to 1.10%  1.50% to 2.49%

    High Income Portfolio
        2009                              567,270   10.59 to 32.19      $8,222,313          9.08%  0.50% to 1.40% 42.02% to 44.03%
        2008                              438,603   7.35 to 22.61       $4,685,116          9.38%  0.50% to 1.40% -26.05% to -25.40%
        2007                              447,890   11.14 to 30.48      $6,608,023          8.43%  0.50% to 1.40%  1.42% to 2.30%
        2006                              441,747   10.89 to 29.98      $6,529,175          7.88%  0.50% to 1.40%  9.72% to 10.67%
        2005                              424,213   9.84 to 27.25       $5,811,792         15.05%  0.50% to 1.10%  1.21% to 2.18%

    Equity-Income Portfolio
        2009                            1,117,772   7.40 to 47.88      $18,521,629          2.14%  0.50% to 1.40% 28.39% to 30.16%
        2008                            1,219,709   6.00 to 37.18      $16,111,614          2.48%  0.50% to 1.40% -43.43% to -42.94%
        2007                            1,281,663   13.54 to 65.55     $32,008,838          1.83%  0.50% to 1.40%  0.15% to 1.05%
        2006                            1,360,907   13.53 to 65.29     $34,589,744          3.26%  0.50% to 1.40% 18.52% to 19.57%
        2005                            1,372,700   11.41 to 54.92     $29,885,303          1.62%  0.50% to 1.10%  4.36% to 5.35%

    Growth Portfolio
        2009                            2,870,853   6.51 to 46.37      $33,957,851          0.44%  0.50% to 1.40% 26.57% to 28.34%
        2008                            2,400,150   5.10 to 36.54      $25,918,250          0.82%  0.50% to 1.40% -47.94% to -47.42%
        2007                            2,360,643   9.70 to 69.94      $55,020,668          0.82%  0.50% to 1.40% 25.26% to 26.30%
        2006                            2,400,612   7.68 to 55.70      $47,125,015          0.39%  0.50% to 1.40%  5.41% to 6.31%
        2005                            2,579,112   7.22 to 52.71      $47,945,094          0.49%  0.50% to 1.10%  4.36% to 5.31%

    Overseas Portfolio
        2009                              961,401   7.00 to 29.69      $13,269,182          2.13%  0.50% to 1.40% 24.81% to 26.48%
        2008                              930,713   5.75 to 23.72      $10,762,909          2.71%  0.50% to 1.40% -44.60% to -44.05%
        2007                              943,109   13.12 to 42.68     $20,501,977          3.38%  0.50% to 1.40% 15.75% to 16.73%
        2006                              904,979   11.24 to 36.79     $17,527,874          0.81%  0.50% to 1.40% 16.41% to 17.45%
        2005                              809,978   9.56 to 31.50      $13,703,972          0.54%  0.50% to 1.10% 17.36% to 18.44%

    Mid Cap Portfolio
        2009                            1,060,533   8.47 to 19.29      $19,183,312          0.69%  0.50% to 1.40% 38.19% to 40.07%
        2008                            1,058,412   6.19 to 13.93      $13,975,665          0.47%  0.50% to 1.40% -47.94% to -47.42%
        2007                            1,144,880   17.99 to 23.25     $25,085,489          0.93%  0.50% to 1.40% 14.08% to 15.00%
        2006                            1,136,423   15.77 to 20.34     $21,746,629          0.35%  0.50% to 1.40% 11.13% to 12.19%
        2005                            1,151,188   14.18 to 18.24     $19,713,470          0.00%  0.50% to 1.10% 16.69% to 17.64%

    Freedom Income Portolio
        2009                                4,092   10.06 to 10.28         $41,480          4.42%  0.50% to 1.40% 13.36% to 14.90%
        2008                                2,340    8.87 to 8.95          $20,820          0.00%  0.50% to 1.40%        n/a

    Freedom 2010 Portolio
        2009                                5,158    9.23 to 9.44          $48,016          7.27%  0.50% to 1.40% 22.48% to 24.27%
        2008                                    -    7.54 to 7.60               $0            n/a  0.50% to 1.40%        n/a

    Freedom 2015 Portolio
        2009                                   21    9.08 to 9.30             $192          3.99%  0.50% to 1.40% 23.60% to 25.21%
        2008                                   17    7.36 to 7.43             $129          7.32%  0.50% to 1.40%        n/a

    Freedom 2020 Portolio
        2009                                2,839    8.64 to 8.90          $25,141          5.14%  0.50% to 1.40% 27.28% to 29.03%
        2008                                  494    6.84 to 6.90           $3,412          6.40%  0.50% to 1.40%        n/a

    Freedom 2025 Portolio
        2009                                  587    8.51 to 8.79           $5,088          3.92%  0.50% to 1.40% 28.26% to 30.01%
        2008                                  382    6.70 to 6.76           $2,567          6.76%  0.50% to 1.40%        n/a

    Freedom 2030 Portolio
        2009                               10,619    8.11 to 8.42          $88,558          2.79%  0.50% to 1.40% 29.88% to 31.58%
        2008                                5,638    6.34 to 6.40          $35,917          6.26%  0.50% to 1.40%        n/a

   Fidelity Variable Insurance Products
    Fund II
    Asset Manager Portfolio
        2009                              292,349   8.98 to 34.12       $6,012,210          2.31%  0.50% to 1.40% 27.40% to 29.15%
        2008                              318,417   6.95 to 26.72       $5,177,690          2.69%  0.50% to 1.40% -29.73% to -29.01%
        2007                              336,568   12.78 to 37.91      $8,164,214          6.07%  0.50% to 1.40% 13.90% to 14.89%
        2006                              373,211   11.22 to 33.19      $7,998,925          2.68%  0.50% to 1.40%  5.85% to 6.82%
        2005                              397,720   10.56 to 31.27      $8,036,130          2.65%  0.50% to 1.10%  2.61% to 3.43%

    Investment Grade Bond Portfolio
        2009                              668,254   11.11 to 27.76     $12,176,825          8.80%  0.50% to 1.40% 14.18% to 15.73%
        2008                              672,783   9.61 to 24.26      $10,967,654          4.32%  0.50% to 1.40% -4.62% to -3.77%
        2007                              607,181   11.04 to 25.35     $10,502,350          4.11%  0.50% to 1.40%  2.89% to 3.85%
        2006                              582,393   10.73 to 24.57      $9,801,407          3.96%  0.50% to 1.40%  2.98% to 3.79%
        2005                              610,057   10.42 to 23.80      $9,999,369          3.73%  0.50% to 1.10%  0.77% to 1.68%

    Index 500 Portfolio
        2009                            3,947,522   7.93 to 28.13      $46,832,407          2.44%  0.50% to 1.40% 24.80% to 26.64%
        2008                            3,798,556   6.58 to 22.47      $39,209,782          2.27%  0.50% to 1.40% -37.84% to -37.34%
        2007                            3,626,120   10.82 to 36.06     $64,296,635          3.66%  0.50% to 1.40%  3.83% to 4.95%
        2006                            3,535,542   10.31 to 34.58     $61,924,179          1.63%  0.50% to 1.40% 14.17% to 15.13%
        2005                            3,487,643   8.96 to 30.21      $53,675,538          1.66%  0.50% to 1.10%  3.31 % to 4.25%

    Contrafund Portfolio
        2009                            2,275,618   7.83 to 32.65      $39,962,919          1.34%  0.50% to 1.40% 33.87% to 35.68%
        2008                            2,208,028   6.08 to 24.33      $32,023,672          1.01%  0.50% to 1.40% -43.34% to -42.80%
        2007                            2,151,568   16.26 to 42.79     $59,938,983          0.96%  0.50% to 1.40% 16.03% to 16.98%
        2006                            2,105,016   13.90 to 36.80     $52,594,822          1.29%  0.50% to 1.40% 10.17% to 11.17%
        2005                            2,075,391   12.50 to 33.30     $47,391,065          0.28%  0.50% to 1.10% 15.30% to 16.31%

    Asset Manager: Growth Portfolio
        2009                              286,103   8.31 to 20.20       $3,544,365          1.50%  0.50% to 1.40% 31.05% to 32.98%
        2008                              302,654   6.25 to 15.37       $2,993,258          1.98%  0.50% to 1.40% -36.69% to -36.15%
        2007                              308,124   11.37 to 24.21      $5,291,927          4.22%  0.50% to 1.40% 16.12% to 18.31%
        2006                              318,104   9.61 to 20.57       $4,818,192          2.02%  0.50% to 1.40%  5.86% to 6.64%
        2005                              341,714   9.02 to 19.44       $4,914,827          2.31%  0.50% to 1.10%  2.39% to 3.36%

   Fidelity Variable Insurance Products
    Fund III
    Balanced Portfolio
        2009                              296,206   9.12 to 15.56       $4,224,742          1.87%  0.50% to 1.40% 36.73% to 38.63%
        2008                              299,149   6.69 to 11.35       $3,200,918          1.85%  0.50% to 1.40% -34.90% to -34.29%
        2007                              299,672   12.95 to 17.38      $5,041,173          3.38%  0.50% to 1.40%  7.56% to 8.46%
        2006                              302,179   12.04 to 16.12      $4,752,048          1.95%  0.50% to 1.40% 10.02% to 11.17%
        2005                              294,362   10.93 to 14.59      $4,183,466          2.44%  0.50% to 1.10%  1.35% to 4.85%

    Growth & Income Portfolio
        2009                              602,614   7.42 to 14.93       $7,092,988          1.07%  0.50% to 1.40% 25.39% to 27.30%
        2008                              577,902   6.14 to 11.87       $5,926,268          1.23%  0.50% to 1.40% -42.46% to -41.98%
        2007                              581,880   12.60 to 20.58     $11,350,680          1.88%  0.50% to 1.40% 10.58% to 11.50%
        2006                              569,906   11.30 to 18.56     $10,184,116          0.82%  0.50% to 1.40% 11.62% to 12.66%
        2005                              511,748   10.03 to 16.58      $8,188,594          1.44%  0.50% to 1.10%  6.08% to 7.05%

    Growth Opportunities Portfolio
        2009                              812,587   6.64 to 10.03       $6,139,897          0.47%  0.50% to 1.40% 43.94% to 45.74%
        2008                              771,805    4.70 to 6.95       $4,465,907          0.43%  0.50% to 1.40% -55.68% to -55.20%
        2007                              736,093   10.49 to 15.63     $10,781,475          0.00%  0.50% to 1.40% 21.18% to 22.55%
        2006                              751,812   8.56 to 12.83       $9,343,810          0.68%  0.50% to 1.40%  4.30% to 4.91%
        2005                              792,034   8.15 to 12.30       $9,422,551          0.88%  0.50% to 1.10%  7.33% to 8.35%

   American Century Variable
    Portfolios, Inc.
    Balanced Fund
        2009                              172,477   9.19 to 15.76       $2,560,358          5.19%  0.50% to 1.40% 13.86%' to 15.42%
        2008                              199,113   8.09 to 13.80       $2,644,260          2.64%  0.50% to 1.40% -21.39% to -20.68%
        2007                              211,556   12.48 to 17.52      $3,636,481          2.12%  0.50% to 1.40%  3.48% to 4.37%
        2006                              199,428   12.06 to 16.88      $3,297,904          1.76%  0.50% to 1.40%  8.12% to 9.08%
        2005                              178,854   11.15 to 15.57      $2,721,054          1.74%  0.50% to 1.10%  3.47% to 4.42%

    Capital Appreciation Fund
        2009                              330,880   7.53 to 19.76       $5,417,524          0.80%  0.50% to 1.40% 35.13% to 37.13%
        2008                              337,485   5.71 to 14.58       $4,287,827          0.00%  0.50% to 1.40% -46.91% to -46.17%
        2007                              353,644   16.05 to 27.39      $8,669,898          0.00%  0.50% to 1.40% 43.74% to 44.99%
        2006                              316,756   11.07 to 18.99      $5,516,568          0.00%  0.50% to 1.40% 15.68% to 16.67%
        2005                              317,072   9.48 to 16.38       $4,745,135          0.00%  0.50% to 1.10% 20.39% to 21.49%

    International Fund
        2009                            1,304,784   7.25 to 15.47      $16,433,805          1.93%  0.50% to 1.40% 31.92% to 33.66%
        2008                            1,295,590   5.53 to 11.69      $13,140,038          0.85%  0.50% to 1.40% -45.60% to -45.08%
        2007                            1,353,156   10.78 to 21.43     $26,670,007          0.65%  0.50% to 1.40% 16.45% to 17.43%
        2006                            1,227,537   9.18 to 18.36      $21,164,022          1.43%  0.50% to 1.40% 23.33% to 24.46%
        2005                            1,034,702   7.37 to 14.84      $14,404,355          0.99%  0.50% to 1.10% 11.72% to 12.61%

    Value Fund
        2009                            1,017,241   8.59 to 19.92      $18,477,916          5.26%  0.50% to 1.40% 18.17% to 19.80%
        2008                            1,002,237   7.54 to 16.80      $15,683,190          2.44%  0.50% to 1.40% -27.74% to -27.13%
        2007                              977,442   12.33 to 23.20     $21,332,296          1.59%  0.50% to 1.40% -6.45% to -5.61%
        2006                              880,295   13.18 to 24.73     $20,610,685          1.26%  0.50% to 1.40% 17.00% to 18.05%
        2005                              766,651   11.26 to 21.07     $15,382,309          0.78%  0.50% to 1.10%  3.54% to 4.48%

    Income & Growth Fund
        2009                              182,151   7.67 to 11.66       $1,884,723          4.47%  0.50% to 1.40% 16.42% to 18.03%
        2008                              181,676    6.88 to 9.96       $1,767,576          2.08%  0.50% to 1.40% -35.45% to -34.89%
        2007                              200,375   11.35 to 15.37      $3,033,407          1.85%  0.50% to 1.40% -1.45% to -0.61%
        2006                              216,685   11.42 to 15.52      $3,316,030          1.68%  0.50% to 1.40% 15.48% to 16.53%
        2005                              210,330   9.80 to 13.37       $2,770,134          1.92%  0.50% to 1.10%  3.21% to 4.14%

   MFS Variable Insurance Trust
    Growth Series
        2009                            1,340,983   6.10 to 12.91      $13,641,268          0.23%  0.50% to 1.40% 35.76% to 37.71%
        2008                              893,304    4.45 to 9.46       $7,525,964          0.24%  0.50% to 1.40% -38.29% to -37.76%
        2007                              924,603   7.15 to 15.26      $13,216,107          0.00%  0.50% to 1.40% 19.54% to 20.57%
        2006                              958,839   5.93 to 12.70      $11,600,497          0.00%  0.50% to 1.40%  6.43% to 7.43%
        2005                            1,037,662   5.52 to 11.88      $11,576,518          0.00%  0.50% to 1.10%  7.70% to 8.66%

    Investors Trust Series
        2009                              135,473   8.43 to 11.75       $1,461,656          1.59%  0.50% to 1.40% 25.16% to 26.96%
        2008                              136,107    6.79 to 9.39       $1,223,835          0.86%  0.50% to 1.40% -34.01% to -33.39%
        2007                              145,254   11.59 to 14.23      $1,980,718          0.84%  0.50% to 1.40%  8.79% to 9.75%
        2006                              154,359   10.56 to 13.08      $1,931,782          0.48%  0.50% to 1.40% 11.46% to 12.46%
        2005                              155,812   9.39 to 11.74       $1,741,627          0.55%  0.50% to 1.10%   5.2% to 6.70%

    New Discovery Series
        2009                              324,990   9.88 to 22.25       $5,873,746          0.00%  0.50% to 1.40% 60.90% to 63.13%
        2008                              428,452   6.19 to 13.76       $5,411,177          0.00%  0.50% to 1.40% -40.18% to -39.66%
        2007                              315,893   10.64 to 22.88      $6,841,325          0.00%  0.50% to 1.40%  1.14% to 2.01%
        2006                              325,086   10.43 to 22.52      $7,112,418          0.00%  0.50% to 1.40% 11.68% to 12.67%
        2005                              342,995   9.26 to 20.07       $6,696,977          0.00%  0.50% to 1.10%  3.80% to 4.72%

    Research Series
        2009                              326,000   8.32 to 12.19       $3,637,241          1.37%  0.50% to 1.40% 28.73% to 30.51%
        2008                              351,987    6.57 to 9.42       $3,229,160          0.54%  0.50% to 1.40% -36.97% to -36.39%
        2007                              392,975   10.58 to 14.87      $5,759,688          0.70%  0.50% to 1.40% 11.62% to 12.67%
        2006                              413,983   9.39 to 13.26       $5,420,357          0.49%  0.50% to 1.40%  9.00% to 9.89%
        2005                              420,222   8.55 to 12.11       $5,018,980          0.45%  0.50% to 1.10%  6.31% to 7.21%

    Total Return Series
        2009                               12,267    8.65 to 9.37         $107,239          4.10%  0.50% to 1.40% 16.39% to 17.97%
        2008                                7,283    7.43 to 7.94          $54,520          1.85%  0.50% to 1.40% -23.16% to -22.53%
        2007                                  614    9.67 to 9.72           $5,959          0.00%  0.50% to 1.40% -3.30% to -2.80%

    Utilities Series
        2009                              291,019    8.15 to 8.69       $2,504,063          4.46%  0.50% to 1.40% 31.46% to 33.14%
        2008                              183,344    6.12 to 6.55       $1,194,358          1.55%  0.50% to 1.40% -38.59% to -38.03%
        2007                               62,536   10.52 to 10.57        $659,438          0.00%  0.50% to 1.40%  5.20% to 5.70%

   Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio
        2009                              670,325   7.48 to 15.00       $9,374,073          0.95%  0.50% to 1.40% 17.29% to 18.98%
        2008                              692,892   6.74 to 12.73       $8,396,938          1.51%  0.50% to 1.40% -37.32% to -36.77%
        2007                              728,419   13.29 to 20.20     $14,240,492          1.25%  0.50% to 1.40%  2.00% to 2.95%
        2006                              744,797   13.03 to 19.70     $14,247,013          1.32%  0.50% to 1.40% 15.72% to 16.66%
        2005                              688,230   11.26 to 16.95     $11,373,221          1.02%  0.50% to 1.10%  1.81% to 2.74%

    Mid-Cap Value Portfolio
        2009                              611,409   7.62 to 20.52      $12,081,813          0.46%  0.50% to 1.40% 24.88% to 26.71%
        2008                              675,933   6.42 to 16.28      $10,682,778          1.27%  0.50% to 1.40% -40.22% to -39.68%
        2007                              747,403   13.60 to 26.99     $19,623,648          0.47%  0.50% to 1.40%  -0.79% to 0.07%
        2006                              699,339   13.70 to 27.07     $18,531,601          0.51%  0.50% to 1.40% 10.67% to 11.69%
        2005                              696,162   12.38 to 24.34     $16,637,131          0.49%  0.50% to 1.10%  6.72% to 7.66%

    International Portfolio
        2009                              509,014   7.01 to 12.43       $5,208,258          1.55%  0.50% to 1.40% 44.85% to 47.01%
        2008                              510,049    5.21 to 8.58       $3,617,364          0.57%  0.50% to 1.40% -52.17% to -51.74%
        2007                              561,603   12.06 to 17.94      $8,381,975          0.92%  0.50% to 1.40%  3.14% to 4.15%
        2006                              531,323   11.58 to 17.37      $7,649,418          0.46%  0.50% to 1.40% 27.32% to 28.52%
        2005                              420,692   9.01 to 13.64       $4,732,183          0.00%  0.50% to 1.10% 24.82% to 26.01%

    America Value Portfolio
        2009                               14,493    8.35 to 9.37         $122,203          3.90%  0.50% to 1.40% 21.70% to 23.36%
        2008                               10,780    6.86 to 7.60          $74,280          6.26%  0.50% to 1.40% -27.18% to -26.61%
        2007                                4,399    9.42 to 9.47          $41,530          5.65%  0.50% to 1.40% -5.80% to -5.30%

   Alger American Fund
    LargeCap Growth Portfolio
        2009                            1,513,751   7.09 to 11.17      $10,963,637          0.65%  0.50% to 1.40% 45.58% to 47.61%
        2008                            1,557,697    4.85 to 7.67       $7,741,324          0.23%  0.50% to 1.40% -46.92% to -46.42%
        2007                            1,585,231   9.08 to 14.45      $14,673,255          0.34%  0.50% to 1.40% 18.35% to 19.41%
        2006                            1,346,039   7.64 to 12.22      $10,461,666          0.12%  0.50% to 1.40%  3.69% to 4.61%
        2005                            1,066,741   7.33 to 11.78       $7,928,119          0.00%  0.50% to 1.10% 10.46% to 11.55%

    MidCap Growth Portfolio
        2009                              724,562   6.48 to 10.47       $6,479,792          0.00%  0.50% to 1.40% 49.57% to 51.74%
        2008                              782,137    4.73 to 7.00       $4,679,573          0.17%  0.50% to 1.40% -58.92% to -58.59%
        2007                              789,015   14.31 to 17.04     $11,389,000          0.00%  0.50% to 1.40% 29.78% to 30.82%
        2006                              778,361   10.97 to 13.14      $8,615,830          0.00%  0.50% to 1.40%  8.62% to 9.66%
        2005                              805,070   10.05 to 12.09      $8,153,666          0.00%  0.50% to 1.10%  8.32% to 9.23%

    Capital Appreciation Portfolio
        2009                              958,937   8.39 to 15.16       $8,265,722          0.00%  0.50% to 1.40% 48.95% to 51.01%
        2008                            1,042,714   5.67 to 10.18       $5,996,510          0.00%  0.50% to 1.40% -45.88% to -45.39%
        2007                            1,126,168   10.42 to 18.81     $11,917,522          0.00%  0.50% to 1.40% 31.07% to 32.96%
        2006                            1,054,775   7.87 to 14.28       $8,452,271          0.00%  0.50% to 1.40% 17.65% to 19.35%
        2005                            1,055,676   6.66 to 12.14       $7,075,574          0.00%  0.50% to 1.10% 12.81% to 13.94%

    SmallCap Growth Portfolio
        2009                              718,168   7.82 to 13.21       $5,934,640          0.00%  0.50% to 1.40% 43.46% to 45.54%
        2008                              771,360    5.61 to 9.21       $4,438,741          0.00%  0.50% to 1.40% -47.34% to -46.89%
        2007                              886,475   10.61 to 17.49      $9,606,349          0.00%  0.50% to 1.40% 14.95% to 16.67%
        2006                              899,227   9.13 to 15.12       $8,441,665          0.00%  0.50% to 1.40% 18.40% to 20.24%
        2005                            1,056,935   7.67 to 12.77       $8,206,483          0.00%  0.50% to 1.10% 15.25% to 16.31%

   AIM Variable Insurance Funds
    Financial Services Fund
        2009                              117,610    4.95 to 5.91         $647,049          3.47%  0.50% to 1.40% 25.56% to 27.55%
        2008                              112,331    3.96 to 4.63         $323,569          2.84%  0.50% to 1.40% -59.96% to -59.66%
        2007                              125,008   9.89 to 11.08       $1,352,748          1.88%  0.50% to 1.40% -23.33% to -22.63%
        2006                              119,437   12.90 to 14.32      $1,676,905          1.54%  0.50% to 1.40% 14.91% to 15.86%
        2005                              102,271   11.22 to 12.36      $1,245,177          1.41%  0.50% to 1.10%  4.43% to 5.37%

    Global Health Care Fund
        2009                               95,475   6.54 to 12.59       $1,164,469          0.32%  0.50% to 1.40% 19.69% to 27.68%
        2008                              115,741    7.67 to 9.91       $1,125,638          0.00%  0.50% to 1.40% -29.61% to -28.96%
        2007                              129,368   12.46 to 13.95      $1,770,058          0.00%  0.50% to 1.40%  6.14% to 11.24%
        2006                              132,604   11.29 to 12.54      $1,692,934          0.00%  0.50% to 1.40%  3.77% to 8.97%
        2005                              116,745   10.88 to 11.97      $1,376,465          0.00%  0.50% to 1.10%  6.67% to 7.55%

    International Growth Fund
        2009                              535,163    7.89 to 8.37       $4,296,126          1.60%  0.50% to 1.40% 33.47% to 35.16%
        2008                              455,018    5.91 to 6.19       $2,711,172          0.81%  0.50% to 1.40% -48.35% to -48.32%
        2007                              231,201   10.06 to 10.11      $2,333,557          0.68%  0.50% to 1.40%  0.60% to 1.10%

   Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund
        2009                              466,487   7.02 to 34.69      $13,809,699          0.23%  0.50% to 1.40% 55.35% to 57.50%
        2008                              353,372   4.46 to 22.13       $7,541,921          0.34%  0.50% to 1.40% -46.86% to -46.40%
        2007                              354,287   32.82 to 41.29     $14,276,656          0.10%  0.50% to 1.40% 42.40% to 44.62%
        2006                              289,879   22.90 to 28.55      $8,136,910          0.06%  0.50% to 1.40% 22.77% to 24.72%
        2005                              228,817   18.64 to 23.05      $5,176,284          0.20%  0.50% to 1.10% 49.51% to 50.92%

    Worldwide Real Estate Fund
        2009                                    -    6.06 to 7.40               $0          0.00%  0.50% to 1.40% 41.35% to 43.32%
        2008                              170,826    4.71 to 5.19         $883,177          5.81%  0.50% to 1.40% -55.68% to -55.30%
        2007                              174,236   11.44 to 11.61      $2,013,027          0.98%  0.50% to 1.40%  -0.52% to 0.35%
        2006                              142,282   11.50 to 11.57      $1,642,088          0.00%  0.50% to 1.40% 15.00% to 15.70%

   PIMCO Variable Insurance Trust
    Total Return Portfolio
        2009                            1,970,394   11.56 to 14.31     $27,862,716          4.83%  0.50% to 1.40% 12.46% to 14.08%
        2008                            1,819,366   10.13 to 12.61     $22,479,921          4.98%  0.50% to 1.40%  3.39% to 4.30%
        2007                            1,207,033   11.50 to 12.09     $14,304,515          4.70%  0.50% to 1.40%  7.28% to 8.24%
        2006                              886,475   10.72 to 11.17      $9,745,775          4.48%  0.50% to 1.40%  2.74% to 3.31%
        2005                              624,688   10.47 to 10.81      $6,676,613          3.80%  0.50% to 1.10%  0.97% to 1.90%

    Low Duration Portfolio
        2009                              169,222   11.10 to 12.62      $2,102,392          3.50%  0.50% to 1.40% 11.74% to 13.35%
        2008                              165,525   9.79 to 11.19       $1,838,160          4.27%  0.50% to 1.40% -1.75% to -0.89%
        2007                              158,305   10.71 to 11.29      $1,774,207          4.52%  0.50% to 1.40%  2.88% to 6.91%
        2006                              141,883   10.28 to 10.57      $1,490,374          3.97%  0.50% to 1.40%  2.62% to 3.40%
        2005                              108,330   10.05 to 10.21      $1,100,561          2.71%  0.50% to 1.10%  -0.42% to 0.52%

    High Yield Portfolio
        2009                              164,574   10.56 to 14.68      $2,388,610         12.72%  0.50% to 1.40% 38.48% to 40.41%
        2008                              125,391   7.52 to 10.51       $1,292,791          8.29%  0.50% to 1.40% -24.61% to -23.90%
        2007                              134,868   12.23 to 13.81      $1,829,459          7.45%  0.50% to 1.40%  1.47% to 2.57%
        2006                              119,742   11.98 to 13.41      $1,582,985          6.43%  0.50% to 1.40%  7.55% to 10.20%
        2005                               92,110   11.13 to 12.35      $1,126,787          6.56%  0.50% to 1.10%  2.68% to 3.61%

    Real Return Portfolio
        2009                              409,876   10.53 to 13.95      $5,612,147          3.06%  0.50% to 1.40% 16.75% to 18.36%
        2008                              386,417   8.90 to 11.84       $4,495,899          4.03%  0.50% to 1.40% -8.30% to -7.57%
        2007                              324,306   11.69 to 12.81      $4,087,737          4.55%  0.50% to 1.40%  9.15% to 11.10%
        2006                              281,314   10.71 to 11.63      $3,227,004          4.36%  0.50% to 1.40% -0.70% to -0.26%
        2005                              219,713   10.79 to 11.61      $2,517,402          2.81%  0.50% to 1.10%  0.70% to 1.15%

    Stocks Plus Growth and Income
        2009                                    -    5.71 to 6.00               $0          0.00%  0.50% to 1.40%  -1.34% to 1.11%
        2008                                    -    5.93 to 5.98           $1,626          0.00%  0.50% to 1.40%        n/a

    SmallCap Stocks Plus Total Return
        2009                                    -    8.94 to 9.14               $0         19.40%  0.50% to 1.40% 30.35% to 31.94%
        2008                                1,642    6.87 to 6.93          $11,320          4.33%  0.50% to 1.40%        n/a

   Goldman Sachs Variable Insurance Trust
    Structured Small Cap Equity Fund
        2009                              374,699    6.78 to 7.08       $2,556,517          1.20%  0.50% to 1.40%  2.21% to 29.03%
        2008                              339,271    5.31 to 6.93       $1,825,680          0.76%  0.50% to 1.40% -34.85% to -34.42%
        2007                              308,589    8.15 to 8.28       $2,537,465         16.64%  0.50% to 1.40% -17.68% to -16.89%
        2006                               93,125    9.90 to 9.96         $925,229          0.00%  0.50% to 1.40% -1.00% to -0.37%

    Growth & Income Fund
        2009                              586,858    6.95 to 7.77       $4,169,697          1.91%  0.50% to 1.40% 16.68% to 18.38%
        2008                              458,759    5.96 to 6.56       $2,757,610          3.25%  0.50% to 1.40% -35.43% to -34.84%
        2007                              192,047    9.23 to 9.27       $1,777,607         22.11%  0.50% to 1.40% -7.70% to -7.30%

   Neuberger Berman Advisors Management Trust
    Agency Regency Portfolio
        2009                               11,332    7.91 to 8.27          $92,288          0.62%  0.50% to 1.40% 44.64% to 46.51%
        2008                               46,000    5.41 to 5.67         $258,257          1.24%  0.50% to 1.40% -46.58% to -46.15%
        2007                               50,874   10.24 to 10.53        $531,953          4.32%  0.50% to 1.40%  0.69% to 2.83%
        2006                               23,315   10.06 to 10.24        $238,137          0.00%  0.50% to 1.40%  1.70% to 2.40%

   Premier VIT
    NACM Small Cap Portfolio
        2009                               45,527    6.68 to 8.84         $314,436          0.06%  0.50% to 1.40% 12.28% to 44.29%
        2008                               54,979    5.95 to 6.13         $332,420          0.00%  0.50% to 1.40% -42.46% to -41.94%
        2007                               37,077   10.34 to 10.49        $385,849          0.00%  0.50% to 1.40%  -0.67% to 0.19%
        2006                               41,855   10.41 to 10.47        $437,004          0.00%  0.50% to 1.40%  4.10% to 4.70%

   ProFunds VP
    Japan
        2009                                9,770    5.31 to 7.03          $52,902          0.72%  0.50% to 1.40%  8.84% to 10.41%
        2008                               12,576    4.88 to 6.37          $61,897         17.00%  0.50% to 1.40% -41.70% to -41.14%
        2007                                8,415    8.37 to 8.41          $70,629          0.00%  0.50% to 1.40% -16.30% to -15.90%

    Oil & Gas
        2009                              187,460    5.86 to 7.90       $1,532,031          0.00%  0.50% to 1.40%  2.11% to 14.87%
        2008                              138,261    5.74 to 6.88         $943,914          0.00%  0.50% to 1.40% -37.86% to -37.23%
        2007                               32,711   10.91 to 10.96        $357,927          0.00%  0.50% to 1.40%  9.10% to 9.60%

    Small-Cap
        2009                               29,883    6.91 to 8.54         $221,592          0.24%  0.50% to 1.40% 18.76% to 20.48%
        2008                               27,115    5.82 to 7.09         $158,936          0.00%  0.50% to 1.40% -31.69% to -31.07%
        2007                                6,275    8.52 to 8.56          $53,582          0.00%  0.50% to 1.40% -14.80% to -14.40%

    Ultra Mid-Cap
        2009                               38,155    4.41 to 5.41         $172,244          0.06%  0.50% to 1.40% 63.23% to 66.03%
        2008                               26,469    2.70 to 3.26          $71,736          1.59%  0.50% to 1.40% -67.86% to -67.69%
        2007                               14,937    8.40 to 8.45         $125,780          0.00%  0.50% to 1.40% -16.00% to -15.50%

   Vanguard Variable Insurance Funds
    Balanced
        2009                               43,292    9.32 to 9.53         $408,802          4.08%  0.50% to 1.40% 21.19% to 22.97%
        2008                               28,195    7.69 to 7.75         $217,908          0.00%  0.50% to 1.40%        n/a

    Total Bond Market Index
        2009                               13,469   10.72 to 11.08        $145,893          6.65%  0.50% to 1.40%  4.48% to 5.91%
        2008                               38,982   10.26 to 10.35        $402,638          0.00%  0.50% to 1.40%        n/a

    High Yield Bond
        2009                               22,162   10.42 to 10.82        $233,944          7.31%  0.50% to 1.40% 36.94% to 38.76%
        2008                                1,345    7.61 to 7.68          $10,268          0.00%  0.50% to 1.40%        n/a

    International
        2009                              428,651    7.72 to 7.90       $3,339,477          3.05%  0.50% to 1.40% 40.69% to 42.84%
        2008                              227,755    5.49 to 5.53       $1,252,399          0.00%  0.50% to 1.40%        n/a

    Mid-Cap Index
        2009                              236,872    8.09 to 8.28       $1,933,730          1.42%  0.50% to 1.40% 38.32% to 40.26%
        2008                              134,238    5.85 to 5.90         $786,714          0.00%  0.50% to 1.40%        n/a

    REIT Index
        2009                               55,505    7.43 to 7.71         $416,328          2.73%  0.50% to 1.40% 27.46% to 29.25%
        2008                               19,702    5.83 to 5.88         $115,341          0.00%  0.50% to 1.40%        n/a

    Small Company Growth
        2009                              236,102    8.43 to 9.35       $2,176,091          0.90%  0.50% to 1.40% 37.47% to 39.33%
        2008                              142,004    6.65 to 6.71         $946,871          0.00%  0.50% to 1.40%        n/a

    Short Term Investment Grade
        2009                               62,384   10.62 to 10.92        $670,277          3.61%  0.50% to 1.40% 12.28% to 13.86%
        2008                                  994    9.46 to 9.54           $9,432          0.00%  0.50% to 1.40%        n/a

    Total Stock Market Index
        2009                               49,988    7.99 to 8.36         $412,374          3.58%  0.50% to 1.40% 26.55% to 28.22%
        2008                               12,115    6.46 to 6.52          $78,662          0.00%  0.50% to 1.40%        n/a

       *     The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.

       **    The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

       ***   The Total Return is calculated as the change in the unit value of the underlying portfolio, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the percentage of change from inception to the end of the period.

vulcv_prosp.htm - Midland National Life Insurance Company

VARIABLE UNIVERSAL LIFE - CV

Flexible Premium Variable Universal Life Insurance Policy

Issued By:

Midland National Life Insurance Company

One  Sammons  Plaza  •  Sioux  Falls,  SD  57193

(605) 335-5700 (telephone) • (800) 272-1642 (toll-free telephone)

(605) 373-8557 (facsimile for transaction requests) • (605) 335-3621 (facsimile for administrative requests)

through the Midland National Life Separate Account A

Variable Universal Life – CV (the “policy”) is a life insurance policy issued by Midland National Life Insurance Company. The policy:

•         provides insurance coverage with flexibility in death benefits and premiums;

•         pays a death benefit if the Insured person dies while the policy is still inforce;

•         can provide substantial policy fund  build-up on a tax-deferred basis. However, there is no guaranteed policy fund for amounts You allocate to the investment divisions. You bear the risk of poor investment performance for those amounts.

•         lets You borrow against Your policy, withdraw part of the net cash surrender value, or completely surrender Your policy. There may be tax consequences to these transactions. Loans and withdrawals affect the policy fund, and may affect the death benefit.

You have a limited right to examine Your policy and return it to Us for a refund.  You may decide how much Your premiums will be and how often You wish to pay them, within limits. You may also increase or decrease the amount of insurance protection, within limits.

Depending on the amount of premiums paid, this may or may not be a Modified Endowment Contract (“MEC”). If it is a MEC, then loans and withdrawals may have more adverse tax consequences.

You may allocate Your policy fund to Our General Account and up to fifteen investment divisions.  Each division invests in a specified mutual fund portfolio.  The mutual fund portfolios are part of the following series funds or trusts:

  AIM Variable Insurance Funds (Invesco Variable Insurance Funds),
  Alger Portfolios,
  American Century Variable Portfolios, Inc.,
  Fidelity® Variable Insurance Products,
  Goldman Sachs Variable Insurance Trust,
  Lord Abbett Series Fund, Inc.,
  MFS® Variable Insurance Trusts,
  Neuberger Berman AMT Portfolios,
  PIMCO Variable Insurance Trust,
  ProFunds VP,
  Van Eck VIP Trust, and
  Vanguard® Variable Insurance Funds

You can choose among the fifty-eight investment divisions listed on the following page.

Your policy fund in the investment divisions will increase or decrease based on investment performance. You bear this risk.  You could lose the amount You invest and lose Your insurance coverage due to poor investment performance.  No one insures or guarantees the policy fund allocated to the investment divisions. Separate prospectuses describe the investment objectives, policies, and risks of the portfolios.

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

May 1, 2010

SEPARATE ACCOUNT INVESTMENT PORTFOLIOS

Alger Capital Appreciation Portfolio	Invesco V.I. Global Health Care Fund[3]
Alger Large Cap Growth Portfolio	Invesco V.I. International Growth Fund[4]
Alger Mid Cap Growth Portfolio	Lord Abbett Series Fund, Inc. Capital Structure Portfolio[5]
American Century VP Capital Appreciation Fund	Lord Abbett Series Fund, Inc. Growth and Income Portfolio
American Century VP International Fund	Lord Abbett Series Fund, Inc. International Opportunities Portfolio[6]
American Century VP Value Fund	Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio
Fidelity VIP Asset ManagerSM Portfolio	MFS® VIT Growth Series
Fidelity VIP Asset Manager: Growth® Portfolio	MFS® VIT New Discovery Series
Fidelity VIP Balanced Portfolio	MFS® VIT Research Series
Fidelity VIP Contrafund® Portfolio	MFS® VIT Total Return Series
Fidelity VIP Equity-Income Portfolio	MFS® VIT Utilities Series
Fidelity VIP Freedom 2010 Portfolio	Neuberger Berman AMT Regency Portfolio
Fidelity VIP Freedom 2015 Portfolio	PIMCO VIT High Yield Portfolio
Fidelity VIP Freedom 2020 Portfolio	PIMCO VIT Real Return Portfolio
Fidelity VIP Freedom 2025 Portfolio	PIMCO VIT Total Return Portfolio
Fidelity VIP Freedom 2030 Portfolio	ProFund VP Japan
Fidelity VIP Freedom Income Portfolio	ProFund VP Oil & Gas
Fidelity VIP Growth & Income Portfolio	ProFund VP Small-Cap Value
Fidelity VIP Growth Opportunities Portfolio	ProFund VP Ultra Mid-Cap
Fidelity VIP Growth Portfolio	Van Eck VIP Global Hard Assets Fund[7]
Fidelity VIP High Income Portfolio	Vanguard® VIF Balanced Portfolio
Fidelity VIP Index 500 Portfolio	Vanguard® VIF High Yield Bond Portfolio
Fidelity VIP Investment Grade Bond Portfolio	Vanguard® VIF International Portfolio
Fidelity VIP Mid Cap Portfolio	Vanguard® VIF Mid-Cap Index Portfolio
Fidelity VIP Money Market Portfolio	Vanguard® VIF REIT Index Portfolio
Fidelity VIP Overseas Portfolio	Vanguard® VIF Short-Term Investment-Grade Portfolio
Goldman Sachs VIT Large Cap Value Fund[1]	Vanguard® VIF Small Company Growth Portfolio
Goldman Sachs VIT Structured Small Cap Equity Fund	Vanguard® VIF Total Bond Market Index Portfolio
Invesco V.I. Financial Services Fund[2]	Vanguard® VIF Total Stock Market Index Portfolio

1Formerly Goldman Sachs VIT Growth and Income Fund    5Formerly Lord Abbett Series Fund, Inc. America’s Value

2Formerly AIM V.I. Financial Services Fund                     6Formerly Lord Abbett Series Fund, Inc. International Portfolio

3Formerly AIM V.I. Global Health Care Fund                  7Formerly Van Eck Worldwide Hard Assets Fund

4Formerly AIM V.I. International Growth Fund

This prospectus generally describes only the variable portion of the policy, except where the General Account is specifically mentioned.

Buying this policy might not be a good way of replacing Your existing insurance or adding more insurance if You already own a flexible premium variable life insurance policy.

You should read this prospectus and the current prospectuses for the funds carefully and keep them for future reference.

POLICY BENEFITS / RISKS SUMMARY

POLICY BENEFITS

Death Benefits

Flexible Premium Payments

Asset Allocation Program

No Lapse Guarantee Premium

Benefits of the Policy Fund

Tax Benefits

Additional Benefits

Your Right To Examine This Policy

POLICY RISKS

Investment Risk

Surrender Charge Risk

Withdrawing Money

Risk of Lapse

Loan Risks

Tax Risks

Risk of Increases in Charges

Portfolio Risks

Fee Table

Summary OF VARIABLE UNIVERSAL LIFE -CV

DEATH BENEFIT OPTIONS

FLEXIBLE PREMIUM PAYMENTS

INVESTMENT CHOICES

YOUR POLICY FUND

Transfers

Policy Loans

Withdrawing Money

Surrendering Your Policy

DEDUCTIONS AND CHARGES

Deductions From Your Premiums

Deductions From Your Policy Fund

Surrender Charge

ADDITIONAL INFORMATION ABOUT THE POLICIES

Your Policy Can Lapse

Correspondence and Inquiries

State Variations

Tax-Free “Section 1035” Exchanges

Detailed information about VUL - CV

INSURANCE FEATURES

How the Policies Differ From Whole Life Insurance

Application for Insurance

Death Benefit

Notice and Proof of Death

Payment of Death Benefits and Lump Sum Payments

Maturity Benefit

Changes In Variable Universal Life - CV

Changing The Face Amount of Insurance

Changing Your Death Benefit Option

When Policy Changes Go Into Effect

Flexible Premium Payments

Allocation of Premiums

Additional Benefits

SEPARATE ACCOUNT INVESTMENT CHOICES

Our Separate Account And Its Investment Divisions

The Funds

Investment Policies Of The Portfolios

Effects of Market Timing

Charges In The Funds

Asset Allocation Program

General

The Asset Allocation Models

The Current Models

Selecting an Asset Allocation Model

Periodic Updates of Asset Allocation Models and Notices of Updates

Other Information

USING YOUR POLICY FUND

The Policy Fund

Amounts In Our Separate Account

How We Determine The Accumulation Unit Value

Policy Fund Transactions and “Good Order”

Transfer Of Policy Fund

Transfer Limitations

Dollar Cost Averaging

Enhanced Dollar Cost Averaging (EDCA)

Portfolio Rebalancing

Automatic Distribution Option

Policy Loans

Withdrawing Money From Your Policy Fund

Surrendering Your Policy

THE GENERAL ACCOUNT

DEDUCTIONS AND CHARGES

Deductions From Your Premiums

Charges Against The Separate Account

Monthly Deduction From Your Policy Fund

Transaction Charges

How Policy Fund Charges Are Allocated

Loan Charge

Surrender Charge

Portfolio Expenses

Tax Effects

INTRODUCTION

TAX STATUS OF THE POLICY

TAX TREATMENT OF POLICY BENEFITS

In General

Modified Endowment Contracts (“MEC”)

Distributions Other Than Death Benefits from Modified Endowment Contracts

Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts

Investment in the Policy

Policy Loans and the Overloan Protection Benefit

Withholding

Life Insurance Purchases by Residents of Puerto Rico

Life Insurance Purchases by Nonresident Aliens and Foreign Corporations

Multiple Policies

Continuation of Policy Beyond Age 100

Section 1035 Exchanges

Accelerated Benefit Rider—Terminal Illness

Accelerated Benefit Rider—Chronic Illness

Business Uses of Policy

Employer-Owned Life Insurance Policies

Non-Individual Owners and Business Beneficiaries of Policies

Split-Dollar Arrangements

Alternative Minimum Tax

Estate, Gift and Generation Skipping Transfer Tax Considerations

Foreign Tax Credits

Possible Tax Law Changes

Our Income Taxes

Additional Information About the Policies

YOUR RIGHT TO EXAMINE THIS POLICY

YOUR POLICY CAN LAPSE

YOU MAY REINSTATE YOUR POLICY

POLICY PERIODS AND ANNIVERSARIES

MATURITY DATE

WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT

CHANGING THE SEPARATE ACCOUNT

LIMITS ON OUR RIGHT TO CHALLENGE THE POLICY

YOUR PAYMENT OPTIONS

Lump Sum Payments

Optional Payment Methods

YOUR BENEFICIARY

ASSIGNING YOUR POLICY

WHEN WE PAY PROCEEDS FROM THIS POLICY

CHANGE OF ADDRESS NOTIFICATION

YOUR VOTING RIGHTS AS AN OWNER

DISTRIBUTION OF THE POLICIES

LEGAL PROCEEDINGS

FINANCIAL STATEMENTS

Definitions

POLICY BENEFITS / RISKS SUMMARY

In this prospectus “Midland National”, “We”, “Our”, “Us”, and “Company” mean Midland National Life Insurance Company.  “You” and “Your” mean the owner of the policy. We refer to the person who is covered by the policy as the “Insured” or “Insured Person”, because the Insured person and the owner may not be the same.

There is a list of definitions at the end of this prospectus, explaining many words and phrases used here and in the actual insurance policy.  In this prospectus, these words and phrases are generally in bold face type.

This summary describes the policy’s important risks and benefits.  The detailed information appearing later in this prospectus further explains the following Policy Benefits/Risks Summary. This summary must be read along with that detailed information. Unless otherwise indicated, the description of the policy in this prospectus assumes that the policy is inforce and that there is no outstanding policy loan.

POLICY BENEFITS

Death Benefits

Variable Universal Life - CV is life insurance on the Insured person. If the policy is inforce, We will pay a death benefit when the Insured person dies. You can choose between two death benefit options:

•         Option 1: death benefit equals the face amount of the insurance policy. This is sometimes called a “level” death benefit.

•         Option 2: death benefit equals the face amount plus the policy fund. This is sometimes called a “variable” death benefit.

The death benefit may be even greater in some circumstances. See “Death Benefit” on page 27.

We deduct any policy debt and unpaid charges before paying any benefits. The beneficiary can take the death benefit in a lump sum or under a variety of payment plans.

You may change the death benefit option You have chosen. You may also increase or decrease the face amount of Your policy, within certain limits.

Flexible Premium Payments

You may pay premiums whenever and in whatever amount You want, within certain limits. We require an initial premium at issue which is at least equal to one month’s no lapse guarantee premium. The no-lapse guarantee premium is based on the policy’s face amount and the Insured person’s age, sex and underwriting class. We are not required to accept any premium and We currently reject any premium of less than $50.00.  However under current Company practice, if paid by monthly bank draft, We will accept a premium as low as $30.00.  See “Flexible Premium Payments” on page 31.

Asset Allocation Program

We make an asset allocation service available at no additional charge for use within the policy.  The asset allocation program is designed to assist You in allocating Your net premium and policy fund among the investment choices available under the policy.  If You participate in the asset allocation program, then You must select one of the asset allocation model portfolios available under the policy; We will not make this decision.  See "Asset Allocation Program" on page 47.  There is no guarantee that a model portfolio in the asset allocation program will not lose money or experience volatility.

No Lapse Guarantee Premium

During the no lapse guarantee period, Your policy will remain inforce as long as You meet the applicable no lapse guarantee premium requirements. See “Premium Provisions During The No Lapse Guarantee Period.”  on page 32.

Benefits of the Policy Fund

•         Withdrawing Money from Your Policy Fund.  You may make a partial withdrawal from Your policy fund. The current minimum withdrawal amount is $200.  The maximum partial withdrawal You can make is 50% of Your net cash surrender value (the policy fund minus any surrender charge and minus any policy debt) in the first policy year and 90% of Your net cash surrender value in subsequent policy years.  See “Withdrawing Money From Your Policy Fund” on page 59.  There may be tax consequences for making a partial withdrawal.  See “Tax Effects” on page 67.

•         Surrendering Your Policy.  You can surrender Your policy for cash and then We will pay You the net cash surrender value (the policy fund minus any surrender charge and minus any policy debt).  There may be tax consequences for surrendering Your policy.  See “Surrendering Your Policy” on page 60.  See “Tax Effects” on page 67.

•         Policy Loans.  You may borrow up to 92% of Your cash surrender value (the policy fund less the surrender charge) minus any policy debt. Your policy will be the sole security for the loan. Your policy states a minimum loan amount, usually $200.  See “Policy Loans” on page 58.  Policy loan interest is generally not tax deductible on policies owned by an individual.  There may be federal tax consequences for taking a policy loan. See “Tax Effects” on page 67.

•         Transfers of Policy Fund.  You may transfer Your policy fund among the investment divisions and between the General Account and the various investment divisions.  Currently, We allow an unlimited number of free transfers. We reserve the right to charge a $25 fee for each transfer after the 12th in a policy year.  We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific policy owners.  There are additional limitations on transfers to and from the General Account. See “Transfer Of Policy Fund” on page 52 and “Transfer Limitations” on page 40.

•         Dollar Cost Averaging (“DCA”).  The DCA program enables You to make scheduled monthly transfers of a predetermined dollar amount from the DCA source account (any investment division or the General Account) into one or more of the investment divisions.  The minimum monthly amount to be transferred using DCA is $200.  See “Dollar Cost Averaging” on page 56.

•         Enhanced Dollar Cost Averaging (“EDCA”).  By current Company practice, on monies allocated into the EDCA program during the first four policy months, We will pay an effective annual interest rate of 9% on Your declining balance in the General Account until the end of the first policy year.  See “Enhanced Dollar Cost Averaging” on page 57.

•         Portfolio Rebalancing.  The Portfolio Rebalancing Option allows policyowners, who are not participating in a DCA program, to have Us automatically reset the percentage of policy fund allocated to each investment division to a pre-set level.  At each policy anniversary, We will transfer amounts needed to “balance” the policy fund to the specified percentages selected by You.  See “Portfolio Rebalancing” on page 57.

•         Automatic Distribution Option.  You can elect to receive automatic distributions of Your net cash surrender value on a monthly, quarterly, semi-annual or annual basis by filling out one form, and We will automatically process the necessary withdrawals and loans.  See “Automatic Distribution Option” on page 57.

Tax Benefits

We intend for the policy to satisfy the definition of life insurance under the Internal Revenue Code.  Assuming that the policy does satisfy that definition, the death benefit generally should be excludable from the gross income of its recipient.  Similarly, You should not be deemed to be in constructive receipt of the policy value (the policy fund), and therefore should not be taxed on increases in the policy fund until You take out a loan or withdrawal, surrender the policy, or We pay the maturity benefit.  In addition, transfers of policy funds (among the investment divisions and between the General Account and the various investment divisions) are not taxable transactions.

See “Tax Risks” on page 13 and “Tax Effects” on page 67.  You should consult with and rely on a qualified tax advisor for assistance in all policy related tax matters.

Additional Benefits

Your policy may have one or more supplemental benefits that are options or attached by rider to the policy.  Each benefit is subject to its own requirements as to eligibility and additional cost.  The additional benefits that may be available to You are:

• Accelerated Benefit Rider – Chronic Illness	• Flexible Disability Benefit Rider 2
• Accelerated Benefit Rider – Terminal Illness	• Guaranteed Insurability Rider
• Accidental Death Benefit Rider	• Protected Flexibility Rider
• Children’s Insurance Rider 2	• Waiver of Charges Rider
• Enhanced Dollar Cost Averaging (EDCA)

Some of these benefits may have tax consequences and there are usually extra charges for them.  Please consult Your tax advisor before selecting or exercising an additional benefit.

Your Right To Examine This Policy

For a limited period of time, as specified in Your policy, You have a right to return Your policy for a refund.  See “YOUR RIGHT TO EXAMINE THIS POLICY” on page 74.

POLICY RISKS

Investment Risk

Your policy fund in the investment divisions will increase or decrease based on investment performance of the underlying portfolios. You bear this risk. We deduct fees and charges from Your policy fund, which can significantly reduce Your policy fund.  During times of poor investment performance, the deduction of fees and charges based on the net amount at risk will have an even greater negative impact on Your policy fund. If You allocated net premium to the General Account, then We will credit Your policy fund in the General Account with a declared rate of interest.  You assume the risk that the interest rate on the General Account may decrease, although it will never be lower then than a guaranteed minimum annual effective rate of 3%.  No one insures or guarantees the policy fund allocated to the investments divisions. Separate prospectuses describe the investment objectives, policies, and risks of the portfolios. You should purchase the policy only if You have the financial ability to keep it inforce for a substantial period of time.  You should not purchase the policy if You intend to surrender all or part of the policy value in the near future.

This policy is not suitable as a short-term investment.

Surrender Charge Risk

If You surrender Your policy for its net cash surrender value or let Your policy lapse during the surrender charge period prior to the 19th policy year after the date of issue or an increase in face amount, We will deduct a surrender charge. It is possible that You will receive no net cash surrender value, especially if You surrender Your policy in the first few policy years.  See “Surrender Charge” on page 24.Taxes and a tax penalty may apply.  See “Tax Effects” on page 67.

Withdrawing Money

Withdrawals will reduce your policy fund.  Withdrawals, especially those taken during periods of poor investment performance, could considerably reduce or eliminate some benefits or guarantees of the policy.

We will deduct a withdrawal charge if You make more than one withdrawal in any given policy year.  The maximum partial withdrawal You can make during the first policy year is 50% of the net cash surrender value; in any policy year thereafter it is 90% of the net cash surrender value. Taxes and a tax penalty may apply.  See “Tax Effects” on page 67.

Risk of Lapse

Your policy can lapse if the net cash surrender value is not sufficient to pay the monthly deductions.

•         Planned Premium.  You choose a planned periodic premium. But payment of the planned premiums may not ensure that Your policy will remain inforce.  Additional premiums may be required to keep Your policy from lapsing.  You need not pay premiums according to the planned schedule.  Whether Your policy lapses or remains inforce can depend on the amount of Your policy fund  (less any policy debt and surrender charge). The policy fund, in turn, depends on the investment performance of the investment divisions You select. (The policy fund also depends, in part, on the premiums You pay and the charges We deduct.) However, You can ensure that Your policy stays inforce during the no lapse guarantee period by paying premiums equal to those required to meet the no lapse guarantee premium amount requirements described in “Premium Provisions During The No Lapse Guarantee Period.” on page 32.

Nevertheless, the policy can lapse (1) during the no lapse guarantee period if You do not meet the no lapse guarantee premium requirements and (2) after the no lapse guarantee period no matter how much You pay in premiums, if the net cash surrender value is insufficient to pay the monthly deductions (subject to the grace period). See “YOUR POLICY CAN LAPSE” on page 75.  Taxes and a tax penalty may apply.

•         Policy Loans.  Your loan may affect whether Your policy remains inforce. Your policy may lapse because the loaned amount cannot be used to cover the monthly deductions that are taken .  If Your loan lowers the value of Your policy fund to a point where the monthly deductions are greater than Your policy’s net cash surrender value, then the policy’s lapse provision may apply.   For more details see “Policy Loans” on page 58.  Taxes and a tax penalty may apply.

•         Surrender Charge Period.  If You allow Your policy to lapse during the surrender charge period, We will deduct a surrender charge.

Loan Risks

Taking a policy loan will have a permanent effect on Your policy fund and benefits under Your policy.  A policy loan will reduce the death benefit proceeds or any benefit paid on the maturity date (i.e., the policy anniversary after the Insured person's 120th birthday), and the net cash surrender value of Your policy.  Taking a policy loan also may make your policy more susceptible to lapse, and may have tax consequences.  See "Policy Loans" on page 58 and "Tax Effects" on page 67.

Tax Risks

In order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code.  Guidance as to how these requirements are to be applied is limited.  Nevertheless, We believe that a policy issued on a standard rate class basis should satisfy the applicable requirements.  There is less guidance, however, with respect to policies issued on a substandard basis and it is not clear whether such policies will in all cases satisfy the applicable requirements particularly if You pay the full amount of premiums under the policy.

Depending on the total amount of premiums You pay, the policy may be treated as a modified endowment contract under federal tax laws.  If a policy is treated as a modified endowment contract, then surrenders, withdrawals, and loans under the policy will be taxable as ordinary income to the extent there are earnings in the policy.  In addition, a 10% penalty tax may be imposed on surrenders, withdrawals, and loans taken before You reach age 59 ½.  If the policy is not a modified endowment contract, then distributions generally will be treated first as a return of basis or investment in the policy and then as taxable income.  Moreover, loans will generally not be treated as distributions.  Finally, neither distributions nor loans from a policy that is not a modified endowment contract are subject to the 10% penalty tax.

This policy may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the policy without allowing the policy to lapse.  The aim of this strategy is to continue borrowing from the policy until its contract value (i.e. the policy fund) is just enough to pay off the policy loans that have been taken out and then relying on the Protected Flexibility Rider to keep the policy in force until the death of the insured.  Anyone contemplating taking advantage of this strategy should be aware that it involves several risks.  First, if the death benefit under the Protected Flexibility Rider is lower than the policy’s original death benefit, then the policy might become a MEC which could result in a significant tax liability attributable to the balance of any policy debt.  Second, this strategy will fail to achieve its goal if the policy is a MEC or becomes a MEC after the periodic borrowing begins.  Third, this strategy has not been ruled on by the Internal Revenue Service (the “IRS”) or the courts and it may be subject to challenge by the IRS, since it is possible that loans under this policy may be treated as taxable distributions when the rider causes the policy to be converted to a fixed policy.  In that event, assuming policy loans have not already been subject to tax as distributions, a significant tax liability could arise.  Anyone considering using the policy as a source of tax-free income by taking out policy loans should, before purchasing the policy, consult with and rely on a competent tax advisor about the tax risks inherent in such a strategy.

See “Tax Effects” on page 67.  You should consult a qualified tax advisor for assistance in all policy-related tax matters.

Risk of Increases in Charges

Certain fees and charges assessed against the policy are currently at levels below the guaranteed maximum levels.  We may increase these fees and charges up to the guaranteed maximum level.  If fees and charges are increased, the risk that the policy will lapse increases and You may have to increase the premiums to keep the policy inforce.

Portfolio Risks

A comprehensive discussion of the risks of each portfolio may be found in each portfolio’s prospectus.  Please refer to the portfolios’ prospectuses for more information.

There is no assurance that any portfolio will achieve its stated investment objective.

Fee Table

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the policy.  The first table describes the fees and expenses that You will pay at the time You make premium payments, take cash withdrawals, surrender the policy, exercise certain riders or transfer policy funds between investment divisions.

Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted[i]
		Maximum Guaranteed Charge	Current Charge
Premium Charge	Upon receipt of a premium payment.	5.0% of each premium payment in all policy years.	5.0% in years 1-10.
Civil Service Allotment Service Charge	Upon receipt of a premium payment where Civil Service Allotment is chosen.	$0.46 from each bi-weekly premium payment.	$0.46 from each bi-weekly premium payment.
Surrender Chargeii (Deferred Sales Charge) Minimum and Maximum	At the time of surrender or lapse that occurs (a) during the first 19 policy years, or (b) during the first 19 policy years following any increase in face amount.	$12.00 up to $49.00 in the first policy year per $1,000 of face amount.iii	$12.00 up to $49.00 in the first policy year per $1,000 of face amount.iii
Charge for a male Insured issue age 35 in the nontobacco premium class in the first policy year		$20.00 per $1,000 of face amount.	$20.00 per $1,000 of face amount.
Partial Withdrawal Charge	Upon partial withdrawal.	$25 on any withdrawal after the first one in any policy year.	$25 on any withdrawal after the first one in any policy year.
Transfer Fees	Upon transfer of any money from the investment divisions or the General Account.	$25 on each transfer after the 12th transfer in any one policy year.	$0 on all transfers.

The next table describes the fees and expenses that You will pay periodically during the time that You own the policy, not including mutual fund portfolio fees and expenses.

Periodic Fees Related to Owning the Policy Other than Portfolio Operating Expenses
Charge	When Charge Is Deducted	Amount Deducted[i]
		Maximum Guaranteed Charge	Current Charge
Cost of Insurance Deduction[i][v] Minimum and Maximum The current charge (as shown) varies depending on Your initial face amount of insurance.	On the policy date and on every monthly anniversary.	$0.02 up to $35.30 per $1,000 of net amount at risk[v] per month.	$0.02 up to $28.54 per $1,000 of net amount at risk[v] per month.
Charges for a male Insured issue age 35 in the nontobacco premium class in the first policy year with an initial face amount of $200,000		$0.10 per $1,000 of net amount at risk per month.	$0.03 per $1,000 of net amount at risk per month.
Per Policy Expense Charge	On the policy date and on every monthly anniversary.	$12 per month in all policy years.	$12 per month in all policy years.
Per Unit Expense Charge Charges for a male Insured issue age 35 in the nontobacco premium class in the first policy year with an initial face amount of $200,000	On the policy date and on every monthly anniversary.	$0.01 up to $3.185 per month per $1,000 of specified face amount of insurance in all policy years. $0.095 per month per $1,000 of specified face amount of insurance	$0.01 up to $3.185 per month per $1,000 of specified face amount of insurance in years 1-10 only $0.095 per month per $1,000 of specified face amount of insurance
Percent of Policy Fund Charge	On the policy date and on every monthly anniversary.	0.05% per month of the total policy fund value in policy years 1-10 and 0.0042% per month thereafter (equivalent to annual rates of 0.60% and 0.05%, respectively).	0.05% per month of total policy fund value in policy years 1 – 10 and 0.0042% per month thereafter.
Loan Interest Spreadvi	On policy anniversary or earlier, as applicable.vii	5.00% (annually) in policy years 1-5; 0.00% (annually) thereafter. vi	2.00% (annually) in policy years 1-5; 0.00% (annually) thereafter. vi
Additional Benefit Chargesviii
Accelerated Benefit Rider – Chronic Illness	At the time a benefit is paid out.	$200.00	$200.00
Accelerated Benefit Rider – Terminal Illness	At the time a benefit is paid out.	$200.00	$200.00
Accidental Death Benefit Rider Minimum and Maximum	On rider date and each monthly anniversary thereafter.	$0.03 up to $0.09 per month per $1,000 of Accidental Death Benefit selected.	$0.03 up to $0.09 per month per $1,000 of Accidental Death Benefit selected.
Charge for a male Insured attained age 35 in the nontobacco premium class in the first policy year following the rider date		$0.07 per month per $1,000 of Accidental Death Benefit.	$0.07 per month per $1,000 of Accidental Death Benefit.
Children's Insurance Rider 2	On rider date and each monthly anniversary thereafter.	$0.50 per month per $1,000 of Children's Insurance benefit.ix	$0.50 per month per $1,000 of Children's Insurance benefit.
Flexible Disability Benefit Rider 2 Minimum and Maximum	On rider date and each monthly anniversary thereafter until the policy anniversary on which the Insured reaches attained age 60.	$0.27 up to $0.80 per month per $10 of monthly benefit.	$0.27 up to $0.80 per month per $10 of monthly benefit.
Charge for a male Insured issue age 35 in the nontobacco premium class.		$0.40 per month per $10 of monthly benefit.	$0.40 per month per $10 of monthly benefit.
Guaranteed Insurability Rider Minimum and Maximum	On rider date and each monthly anniversary thereafter.	$0.05 up to $0.17 per month per $1,000 of Guaranteed Insurability benefit elected.	$0.05 up to $0.17 per month per $1,000 of Guaranteed Insurability benefit elected.
Charge for a male Insured issue age 35 in the nontobacco premium class		$0.17 per month per unit of Guaranteed Insurability Rider.	$0.17 per month per unit of Guaranteed Insurability Rider.
Protected Flexibility Rider	Not Applicable – no charge for this rider	Not Applicable – no charge for this rider	Not Applicable – no charge for this rider
Waiver of Charges Rider Minimum and Maximum	On rider date and each monthly anniversary thereafter.	$0.01 up to $0.12 per month per $1,000 of face amount.	$0.01 up to $0.12 per month per $1,000 of face amount.
Charge for a male Insured issue age 35 in the nontobacco premium class in the first policy year		$0.01 per month per $1,000 of face amount.	$0.01 per month per $1,000 of face amount.

iSome of these charges are rounded off in the accordance with regulations of the U.S. Securities and Exchange Commission.  Actual charges may be somewhat higher or lower.

ii The surrender charge varies based upon the sex, issue age, and rating class of the Insured person on the issue date.  The surrender charges shown in the table may not be representative of the charges that You will pay.  Your policy’s data page will indicate the surrender charge applicable to Your policy.  For more detailed information concerning Your surrender charges, please contact Our Executive Office.

iiiThese charges decrease gradually in policy years 2 through 19 to $0.00 for policy years 20 and thereafter.  An increase in face amount establishes a new surrender charge schedule for the amount of the increase in face amount based upon the attained age and rating class at the time the face amount increase becomes effective.

ivThe cost of insurance rate varies based upon a number of factors, including, but not limited to, the sex, attained age, and rating class of the Insured person at the time of the charge.  The cost of insurance deductions shown in the table may not be representative of the charges that You will pay.  Your policy’s data page will indicate the maximum guaranteed cost of insurance deduction applicable to Your policy.  For more detailed information concerning Your cost of insurance deductions, please contact Our Executive Office. We may place an Insured in a substandard underwriting class with ratings that reflect higher mortality risks and that result in a higher cost of insurance deduction.

vAs of any monthly anniversary, the net amount at risk is the death benefit less the policy fund  (after all deductions for that monthly anniversary, except the cost of insurance deduction).

vi The Loan Interest Spread is the difference between the amount of interest We charge You for a loan (guaranteed not to exceed a maximum of 8.00% annually) and the amount of interest We credit to the amount in Your loan account (which is 3.00% annually).

viiWhile a policy loan is outstanding, loan interest is charged in arrears on each policy anniversary or, if earlier, on the date of loan repayment, policy lapse, surrender, policy termination, or the Insured’s death.

viiiCharges for these riders may vary based on the policy duration, Insured’s issue or attained age, sex, risk class, and benefit amount.  Charges based on attained age may increase as the Insured ages.  The rider charges shown in the table may not be typical of the charges You will pay.  Your policy’s specification page will indicate the rider charges applicable to Your policy, and more detailed information concerning these rider charges is available upon request from Our Executive Office.

ixRegardless of the number of children or their age, through age 18.

The next item shows the lowest and highest total operating expenses deducted from portfolio assets (before waiver or reimbursement) during the fiscal year ended December 31, 2009.  Expenses of the portfolios may be higher or lower in the future.  More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses:

	Lowest		Highest
Total Annual Portfolio Operating Expenses[1] (total of all expenses that are deducted from portfolio assets, including management fees, distribution or service fees (12b-1 fees), and other expenses)	0.10%	-	2.03%

1The portfolio expenses used to prepare this table were provided to Midland National Life by the funds or their fund managers.  Midland National Life has not independently verified such information.  The expenses reflect those incurred as of December 31, 2009.  Current or future expenses may be greater or less than those shown.

These fees and expenses are paid out of the assets of the portfolio companies.  A comprehensive discussion of the risks, charges and expenses of each portfolio Company may be found in the portfolio Company’s prospectus.  You can obtain a current copy of the portfolio companies’ prospectuses by contacting to Us at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

Phone: (800) 272-1642

Fax: (605) 335-3621

For information concerning compensation paid for the sale of the policies, see “DISTRIBUTION OF THE POLICIES” on page 83.

Summary OF VARIABLE UNIVERSAL LIFE -CV

DEATH BENEFIT OPTIONS

Variable Universal Life - CV provides life insurance on the Insured person. If the policy is inforce We will pay a death benefit when the Insured person dies. You can choose between two death benefit options:

•        Option 1: death benefit equals the face amount of the insurance policy. This is sometimes called a “level” death benefit.

•        Option 2: death benefit equals the face amount plus the policy fund. This is sometimes called a “variable” death benefit.

The death benefit may be even greater in some circumstances. See “Death Benefit” on page 27.

We deduct any policy debt and unpaid charges before paying any benefits. The beneficiary can take the death benefit in a lump sum or under a variety of payment plans.

The minimum face amount is generally $50,000. However, for:

•        Insured persons, age 0 to 14, non tobacco; and age 45 to 75, all classes at issue, the minimum face amount is $25,000;

•        Insured persons, age 20 to 44 at issue who are in the preferred plus non-tobacco, preferred non-tobacco or the preferred tobacco classes, the minimum face amount is $100,000.

You may change the death benefit option You have chosen. You may also increase or decrease the face amount of Your policy, within limits.

FLEXIBLE PREMIUM PAYMENTS

You may pay premiums whenever and in whatever amount You want, within certain limits. We require an initial premium at issue which is at least equal to one month’s no lapse guarantee premium. The no-lapse guarantee premium is based on the policy’s face amount and the Insured person’s age, sex and underwriting class. We are not required to accept any premium and We currently reject any premium of less than $50.00.  However under current Company practice, if paid by monthly bank draft, We will accept a premium as low as $30.00.

You choose a planned periodic premium. But payment of the planned premiums may not ensure that Your policy will remain inforce. Additional premiums may be required to keep Your policy from lapsing. You need not pay premiums according to the planned schedule. Whether Your policy lapses or remains inforce can depend on the amount of Your policy fund  (less any policy debt and surrender charge). The policy fund, in turn, depends on the investment performance of the investment divisions You select. (The policy fund also depends on the premiums You pay and the charges We deduct.) However, You can ensure that Your policy stays inforce during the no lapse guarantee period by paying premiums at least equal to those required to meet the accumulated no lapse guarantee premium requirements described in “Premium Provisions During The No Lapse Guarantee Period.” on page 32.

INVESTMENT CHOICES

You may allocate Your policy fund to up to fifteen of the fifty-eight investment divisions.

You bear the complete investment risk for all amounts allocated to any of these investment divisions. For more information, see “The Funds” on page 40. You may also allocate Your policy fund to Our General Account, where We guarantee the safety of principal and a minimum interest rate. See the “THE GENERAL ACCOUNT” on page 61.

YOUR POLICY FUND

Your policy fund begins with Your first premium payment. From Your premium We deduct a premium charge, any per premium expenses, and the first monthly deduction as described in the “Deductions From Your Premiums” section on page 63 and “Monthly Deduction From Your Policy Fund” on page 63. The balance of the premium is Your beginning policy fund.

Your policy fund reflects:

•        the amount and frequency of premium payments,

•        deductions for the cost of insurance, additional benefits and other charges,

•        the investment performance of Your chosen investment divisions,

•        interest earned on amounts allocated to the General Account,

•        the impact of loans, and

•        the impact of partial withdrawals.

There is no guaranteed policy fund for amounts allocated to the investment divisions.  See “The Policy Fund” on page 50.

Transfers

You may transfer Your policy fund among the investment divisions and between the General Account and the various investment divisions. We require a minimum amount for each transfer, usually $200. Currently, We allow an unlimited number of free transfers. We reserve the right to charge a $25 fee after the 12th transfer in a policy year. There are additional limitations on transfers to and from the General Account. See “Transfer Of Policy Fund” on page 51.  Completed transfer requests received at Our Executive Office in good order before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.  We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific policy owners.

Policy Loans

You may borrow up to 92% of Your net cash surrender value (the policy fund less the surrender charge minus any policy debt). Your policy will be the sole security for the loan. Your policy states a minimum loan amount, usually $200. Policy loan interest accrues daily at an annual adjusted rate. See “Policy Loans” on page 58. Policy loan interest is not tax deductible on policies owned by an individual. There may be federal tax consequences for taking a policy loan. See “Tax Effects” on page 67.

If You use a third party registered investment adviser, in connection with allocations among the investment divisions, You can request that We take loans from Your policy to pay the advisory fees provided We have received documentation in good order from You and Your adviser.  This does not constitute Us providing investment advice.  Before taking a policy loan, You should consult a tax advisor to consider the tax consequences of a loan on Your life insurance policy.  See “Tax Effects” on page 67.

Withdrawing Money

You may make a partial withdrawal from Your policy fund. The current minimum withdrawal amount is $200. The maximum partial withdrawal You can make in the first policy year is 50% of Your net cash surrender value; thereafter it is 90% of the net cash surrender value. The net cash surrender value is the policy fund minus any surrender charge minus any policy debt. Withdrawals are subject to other requirements. If You make more than one withdrawal in a policy year, then We deduct a service charge (no more than $25) for each subsequent withdrawal. See “Withdrawing Money From Your Policy Fund” on page 59. Withdrawals could considerably reduce or eliminate some benefits or guarantees of the policy.  Withdrawals and surrenders may have negative tax effects. See “Tax Effects” on page 67.  Completed partial withdrawal requests received at Our Executive Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed partial withdrawal request after the close of regular trading on the New York Stock Exchange, We will process the partial withdrawal request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

Surrendering Your Policy

You can surrender Your policy for cash and then We will pay You the net cash surrender value. A surrender charge will be deducted if You surrender Your policy or allow it to lapse during the surrender charge period.  It is possible that You will receive no net cash surrender value if you surrender Your policy, especially in the first few policy years. See “Surrendering Your Policy” on page 60. Taxes and a tax penalty may apply. See “Tax Effects” on page 67.

Completed surrender requests received at Our Executive Office in good order before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed surrender request after the close of regular trading on the New York Stock Exchange, We will process the surrender request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

DEDUCTIONS AND CHARGES

Deductions From Your Premiums

For most policies We deduct a 5% premium charge from each premium payment. The premium charge is based on the initial face amount at the time of issue and does not increase or decrease if there is a subsequent change in the face amount of the policy.  Currently, We intend to eliminate this premium charge after 10 policy years. (This elimination is not guaranteed.) This charge partially reimburses Us for the selling and distribution costs of this policy and for premium taxes We pay. If You elect to pay premiums by Civil Service Allotment, We also deduct a 46¢ (forty-six cents) service charge from each bi-weekly premium payment. See “Deductions From Your Premiums” on page 63.

Deductions From Your Policy Fund

Certain amounts are deducted from Your policy fund monthly.  These are:

•        a per policy expense charge of $12.00.

•        a cost of insurance deduction. The amount of this charge is based on a number of factors, including, but not limited to, the Insured person’s attained age, sex, risk class, and the amount of insurance under Your policy; and

•        A per unit expense charge that varies depending on the insured’s issue age, sex and underwriting class; and

•        A percent of policy fund charge that varies by policy duration; and

•        charges for additional benefits.

In addition, We can deduct fees when You make:

•        a partial withdrawal of net cash surrender value more than once in a policy year; or

•        more than twelve transfers a year between investment divisions (We currently waive this charge.)

For more information on these deductions see “Monthly Deduction From Your Policy Fund” on page 63.

Surrender Charge

We deduct a surrender charge only if You surrender Your policy for its net cash surrender value or let Your policy lapse during the surrender charge period (this period is 19 policy years from the date of issue or an increase in face amount). If You keep this policy inforce for longer than the surrender charge period, then You will not incur a surrender charge.

The surrender charge varies by the issue age and sex of the Insured at the time of issue. The per $1,000 of face amount surrender charge is highest in the first year of Your policy and decreases to $0.00 after the end of the surrender charge period (this period is 19 policy years after the date of issue or an increase in face amount). For example, a male with an issue age of 35 will have a first year surrender charge of $20.00 per $1,000 of face amount, but a male issue age 65 will have a first year surrender charge of $48.00 per $1,000 of face amount. The maximum first year surrender charge for all issue ages, sexes, and classes is $49.00 per $1,000 of face amount. The $49.00 per $1,000 of face amount surrender charge occurs for females issued in the range of ages 70 through 75..

The surrender charge at the time of surrender is determined by multiplying the surrender charge listed in Your policy form, for the appropriate policy year, times the appropriate face amount of insurance and dividing by 1,000. If You decrease Your face amount after Your policy is issued, the surrender charge will not change. If You increase Your face amount after Your policy is issued, We will send You an endorsement, which specifies a new surrender charge and a new 19 year surrender charge period for the amount of the increase. See “Surrender Charge” on page 66 for a full description of how the new surrender charges are determined for a face amount increase and for examples of the surrender charges for various issue ages, sexes and classes.

ADDITIONAL INFORMATION ABOUT THE POLICIES

Your Policy Can Lapse

Your policy remains inforce if the net cash surrender value can pay the monthly deductions. In addition, during the no lapse guarantee period Your policy will remain inforce as long as You meet the applicable no lapse guarantee premium requirements. However, the policy can lapse (1) during the no lapse guarantee period if You do not meet the no lapse guarantee premium requirements and (2) after the no lapse guarantee period no matter how much You pay in premiums, if the net cash surrender value is insufficient to pay the monthly deductions (subject to the grace period). See “YOUR POLICY CAN LAPSE” on page 75.

Correspondence and Inquiries

You can write to Us at Our Executive Office to pay premiums, send correspondence or take any other action such as transfers between investment divisions, or changes in face amount, regarding Your policy. Our Executive Office is located at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

(800) 272-1642

You also may send correspondence and transaction requests to Us by facsimile to Our Executive Office.   If You are submitting an administrative request, please fax it to (605) 335-3621.  Any administrative requests sent to another number or address may not be considered received in Our Executive Office and will not receive that day’s price.  Some examples of administrative requests would be:

•        Ownership changes

•        Beneficiary changes

•        Collateral Assignments

•        Address changes

•        Request for general policy information

•        Adding or canceling Riders or Additional Benefits

If You are submitting a transaction request, please fax it to (605) 373-8557.  Any transaction requests sent to another number or address may not be considered received in Our Executive Office and will not receive that day’s price.  Some examples of transaction requests would be:

•        Partial Withdrawals

•        Loan/Surrender requests

•        Transfers among funds

•        Fund or General Account additions/deletions

•        Premium allocation changes

•        Monthly deduction changes

•        Dollar Cost Averaging set-up

•        Portfolio rebalancing set-up

The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request. We may record all telephone requests. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine. The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the policy owner by name, social security number, date of birth of the owner or the Insured, or other identifying information. We only allow certain transaction requests to be made with a telephone request.  Partial withdrawal, surrender and loan requests must be in good order, and may be made in writing or facsimile to Our Executive Office.  Facsimile and telephone correspondence and transaction requests may not always be available. Facsimile and telephone systems can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may prevent or delay Our receipt of Your request.  If You are experiencing problems, You should make Your correspondence and transaction request in writing.  There are risks associated with requests made by facsimile or telephone when the original request is not sent to Our Executive Office. You bear these risks.  Accordingly, We disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that We believe are genuine.

State Variations

Certain provisions of the policies may be different than the general description in the prospectus, and certain riders and options may not be available, because of legal restrictions in Your state. See Your policy for specific variations since any such variations will be included in Your policy or in riders or endorsements attached to Your policy. See Your agent or contact Our Executive Office for additional information that may be applicable to Your state.

Tax-Free “Section 1035” Exchanges

You can generally exchange one life insurance policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, You should compare both policies carefully. Remember that if You exchange another policy for the one described in this prospectus, You might have to pay a surrender charge and income taxes, including a possible penalty tax, on Your old policy, and there will be a new surrender charge period for this policy and other charges may be higher (or lower) and the benefits may be different. You should not exchange another policy for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this policy (that person will generally earn a commission if You buy this policy through an exchange or otherwise).  If You purchase the policy in exchange for an existing life insurance policy from another company, We may not receive Your premium payment from the other company for a substantial period of time after You sign the application and send it to Us, and We cannot credit Your premium to the policy until We receive it. You should consult with and rely on a tax advisor if you are considering a policy exchange.    See “Tax Effects” on page 67.

Detailed information about VUL - CV

INSURANCE FEATURES

This prospectus describes Our Variable Universal Life - CV policy. There may be contractual variances because of requirements of the state where Your policy is delivered.

How the Policies Differ From Whole Life Insurance

Variable Universal Life - CV provides insurance coverage with flexibility in death benefits and premium payments. It enables You to respond to changes in Your life and to take advantage of favorable financial conditions. The policy differs from traditional whole life insurance because You may choose the amount and frequency of premium payments, within limits.

In addition, Variable Universal Life - CV has two types of death benefit options. You may switch back and forth between these options. The policy also allows You to change the face amount (within limits) without purchasing a new insurance policy. However, evidence of insurability may be required.

Variable Universal Life - CV is “variable” life insurance because the policy fund and other benefits will vary up or down depending on the investment performance of the investment divisions or options that You select. You bear the risk of poor investment performance, but You get the benefit of good performance.

Application for Insurance

To apply for a policy You must submit a completed application. We decide whether to issue a policy based on the information in the application and Our standards for issuing insurance and classifying risks. If We decide not to issue a policy, then We will return the sum of premiums paid plus interest credited. The maximum issue age is 75.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling broker-dealer or life insurance agent to forward the application to Us promptly, or because of delays in determining that the policy is suitable for You. Any such delays will affect when Your policy can be issued and when Your net premium is allocated among Our General Account and/or investment divisions.

We offer other variable life insurance policies that have different death benefits, policy features, and optional benefits. However, these other policies also have different charges that would affect Your investment performance and policy fund. To obtain more information about these other policies, contact Our Executive Office.

Death Benefit

As long as Your policy remains inforce, We will pay the death benefit to the beneficiary when the Insured dies (outstanding policy debt will be deducted from the proceeds).

As the owner, You may choose between two death benefit options:

•        Option 1 provides a benefit that equals the face amount of the policy. This “level” death benefit is for owners who prefer insurance coverage that does not vary in amount and has lower insurance charges. Except as described below, the Option 1 death benefit is level or fixed at the face amount.

•        Option 2 provides a benefit that equals the face amount of the policy plus the policy fund on the day the Insured person dies. This “variable” death benefit is for owners who prefer to have investment performance reflected in the amount of their insurance coverage. Under Option 2, the value of the death benefit fluctuates with Your policy fund.

Under either option, the length of time Your policy remains inforce depends on the net cash surrender value of Your policy and whether You meet the no lapse guarantee period requirements. Your coverage lasts as long as Your net cash surrender value can cover the monthly deductions from Your policy fund. In addition, during the no lapse guarantee period, Your policy remains inforce if the sum of Your premium payments (minus any loans or withdrawals) is greater than the sum of the monthly no lapse guarantee premiums for all of the policy months since the policy was issued.

The investment performances of the investment divisions and the interest earned in the General Account affect Your policy fund. Therefore, the returns from these investment options can affect the length of time Your policy remains inforce.

Under both death benefit options, federal tax law may require a greater benefit.  The guideline minimum death benefit is the minimum death benefit Your policy must have to qualify as life insurance under section 7702 of the Internal Revenue Code.  The policy has two life insurance qualification tests – the cash value accumulation test and the guideline minimum premium test.  You must choose a test on Your application and, once chosen, You can never change Your test. Your choice depends on the premiums You want to pay.

These tests determine the guideline minimum death benefit.  If You do not want limits (subject to Company minimums and maximums and the policy becoming a Modified endowment contract) on the amount of premium You can pay into the policy, then the cash value accumulation test is usually the better choice.  Under the cash value accumulation test, the guideline minimum death benefit is the accumulation value of Your policy (i.e., Your policy fund) multiplied by a net single premium factor.  A table of net single premium factors and some examples of how they work are in the statement of additional information which is available free upon request (see back cover).

The guideline premium test will usually result in a lower minimum death benefit than the cash value accumulation test.  Your choice depends on the premiums You want to pay.  THE GUIDELINE PREMIUM TEST IS THE DEFAULT TEST FOR YOUR POLICY, AND HISTORICALLY HAS BEEN THE MORE POPULAR CHOICE.  Under the guideline premium test, the guideline minimum death benefit is the accumulation value of Your policy (i.e., Your policy fund) times a death benefit percentage.  The death benefit percentage varies by the attained age of the insured(s) at the start of the policy year and declines as the Insured gets older (this is referred to as the “corridor” percentage).  The minimum death benefit will be Your policy fund on the day the Insured dies multiplied by the corridor percentage for his or her age.  For this purpose, age is the attained age (last birthday) at the beginning of the policy year of the Insured’s death.  A table of corridor percentages and some examples of how they work are in the statement of additional information, which is available free upon request (see back cover).

The investment performances of the investment divisions and the interest earned in the General Account affect Your policy fund. Therefore, the returns from these investment choices can affect the length of time Your policy remains inforce.

The minimum initial face amount generally is $50,000. For issue ages 0 to 14 in the non-tobacco class, and for issue ages 45 – 75 the minimum face amount is $25,000.  For issue ages 20 to 44 in the preferred plus non-tobacco, the preferred tobacco, and the preferred non-tobacco rate classes, the minimum face amount is $100,000.

Notice and Proof of Death

We require satisfactory proof of the Insured person’s death before We pay the death benefit. That can be a certified copy of a death certificate, a written statement by the attending physician, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to Us.

Payment of Death Benefits and Lump Sum Payments

In most cases, when a death benefit is paid in a lump sum We will pay the death benefit by establishing an interest bearing draft account, called the "Midland Access Account," for the beneficiary, in the amount of the death benefit proceeds.  We will send the beneficiary a draft account book and the beneficiary will have access to the account simply by writing a draft for all or any part of the amount of the death benefit.  We do not guarantee to credit a minimum interest rate on amounts left in the Midland Access Account. Any interest paid on amounts in the Midland Access Account are currently taxable to the beneficiary.

The Midland Access Account is a draft account and is part of Our General Account.  It is not a bank account or a checking account and it is not insured by the FDIC or any government agency.  As part of Our General Account, it is subject to the claims of Our creditors.  We receive a benefit from all amounts left in the Midland Access Account.

Maturity Benefit

If the Insured person is still living on the maturity date, We will pay the owner the policy fund less any outstanding loans. The policy will then end. The maturity date is the policy anniversary after the Insured person’s 120th birthday. See “MATURITY DATE” on page 76.  In certain circumstances, the tax consequences of continuing Your policy beyond the Insured person's 100th birthday are unclear and You should consult a tax advisor about these consequences.  See “Tax Effects” on page 67.

Changes In Variable Universal Life - CV

Variable Universal Life - CV gives You the flexibility to choose from a variety of strategies that enable You to increase or decrease Your insurance protection.

A reduction in face amount lessens the emphasis on a policy’s insurance coverage by reducing both the death benefit and the amount of pure insurance provided. The amount of pure insurance is the difference between the policy fund and the death benefit. This is the amount of risk We take. A reduced amount at risk results in lower cost of insurance deductions from Your policy fund.

A partial withdrawal reduces the policy fund and may reduce the death benefit, while providing You with a cash payment, but generally does not reduce the amount at risk. Choosing not to make premium payments may have the effect of reducing the policy fund. Under death benefit option 1, reducing the policy fund increases the amount at risk (thereby increasing the cost of insurance deductions) while leaving the death benefit unchanged; under death benefit option 2, reducing the policy fund decreases the death benefit while leaving the amount at risk unchanged.

Increases in the face amount have the exact opposite effect of decreases.

Changing The Face Amount of Insurance

You may change the face amount of Your policy by submitting a fully completed policy change application to Our Executive Office. You can only change the face amount twice each policy year. All changes are subject to Our approval and to the following conditions.

For increases:

•        Increases in the face amount must be at least $25,000.

•        To increase the face amount, You must provide, in good order, a fully completed policy change application and satisfactory evidence of insurability. If the Insured person has become a more expensive risk, then We charge higher cost of insurance fees for the additional amounts of insurance (We reserve the right to change this procedure in the future).

•        Monthly cost of insurance deductions from Your policy fund will increase. These begin on the date the face amount increase takes effect.

•        The right to examine this policy does not apply to face amount increases. (It only applies when You first purchase the policy.)

•        There will be an increase in the no lapse guarantee premium requirement.

•        A new surrender charge period and a new or increased surrender charge will apply to the amount of the face amount increase.

For decreases:

•        The surrender charge remains unchanged at the time of decrease.

•        You cannot reduce the face amount below the minimum issue amounts at the time of reduction as noted on the schedule of policy benefits page of Your policy.

•        Monthly cost of insurance deductions from Your policy fund will decrease.

•        The federal tax law may limit a decrease in the face amount. If that limit applies, then Your new death benefit will be Your policy fund multiplied by the corridor percentage the federal tax law specifies for the Insured’s age at the time of the change.

•        If You request a face amount decrease after You have already increased the face amount at substandard (i.e., higher) cost of insurance deductions, and the original face amount was at standard cost of insurance deductions, then We will first decrease the face amount that is at substandard higher cost of insurance deductions.  We reserve the right to change this procedure.

•        There will be no decrease in the no lapse guarantee premium requirement.

Changing the face amounts may have tax consequences. You should consult a tax advisor before making any change. See “Tax Effects” on page 67.

Changing Your Death Benefit Option

You may change Your death benefit option from option 1 to option 2 by submitting a  fully completed policy change application, in good order, to Our Executive Office. We require satisfactory evidence of insurability to make this change.  If You change from option 1 to option 2, the face amount decreases by the amount of Your policy fund on the date of the change. This keeps the death benefit and net amount at risk the same as before the change. We may not allow a change in death benefit option if it would reduce the face amount below the minimum issue amount, as noted on the schedule of policy benefits page of Your policy.

You may change Your death benefit option from option 2 to option 1 by sending a written request to Our Executive Office.  If You change from option 2 to option 1, then the face amount increases by the amount of Your policy fund on the date of the change. These increases and decreases in face amount are made so that the amount of the death benefit remains the same on the date of the change. When the death benefit remains the same, there is no change in the net amount at risk. This is the amount on which the cost of insurance deductions are based.

Changing the death benefit option may have tax consequences. You should consult a tax advisor before making any change.  See “Tax Effects” on page 67.

When Policy Changes Go Into Effect

Any changes in the face amount or the death benefit option will go into effect on the monthly anniversary after the date We approve Your request. After Your request is approved, You will receive a written notice showing each change. You should attach this notice to Your policy. We may also ask You to return Your policy to Us at Our Executive Office so that We can make a change. We will notify You in writing if We do not approve a change You request. For example, We might not approve a change that would disqualify Your policy as life insurance for income tax purposes.

Policy changes may have negative tax consequences. See “Tax Effects” on page 67. You should consult a tax advisor before making any change.

Flexible Premium Payments

You may choose the amount and frequency of premium payments, within the limits described below.

Even though Your premiums are flexible, Your Schedule of Policy Benefits page will show a “planned” periodic premium. You determine the planned premium when You apply and can change it at any time. You will specify the frequency to be on a quarterly, semi-annual or annual basis. Planned periodic premiums may be monthly if paid by pre-authorized check. Premiums may be bi-weekly if paid by Civil Service Allotment. The planned premiums may not be enough to keep Your policy inforce.  If You decide to make bi-weekly premium payments, We will assess the Civil Service Allotment Service Charge of $0.46 per bi-weekly premium.

The insurance goes into effect when We receive Your initial minimum premium payment (and approve Your application). We determine the initial minimum premium based on:

1)                        the age, sex, and premium class of the Insured,

2)                        the initial face amount of the policy, and

3)                        any additional benefits selected.

All premium payments should be payable to Midland National. After Your first premium payment, all additional premiums should be sent directly to Our Executive Office.

We will send You premium reminders based on Your planned premium schedule. You may make the planned payment, skip the planned payment, or change the frequency or the amount of the payment. Generally, You may pay premiums at any time. Amounts must be at least $50, unless made by a pre-authorized check. Under current Company practice, amounts made by a pre-authorized check can be as low as $30.

Payment of the planned premiums does not guarantee that Your policy will stay inforce. Additional premium payments may be necessary.  The planned premiums increase when the face amount of insurance increases

If You send Us a premium payment that would cause Your policy to cease to qualify as life insurance under federal tax law, then We will notify You and return that portion of the premium that would cause the disqualification.

Premium Provisions During The No Lapse Guarantee Period.

During the no lapse guarantee period, You can keep Your policy inforce by meeting a no lapse guarantee premium requirement.  This period lasts until the later of attained age 70 or 5 years from the policy issue date. A monthly no lapse guarantee premium is shown on Your Schedule of Policy Benefits. (This is not the same as the planned premiums.) The no lapse guarantee premium requirement will be satisfied if the sum of premiums You have paid, less Your loans and withdrawals, is equal to or greater than the sum of the monthly no lapse guarantee premiums required on each monthly anniversary. The no lapse guarantee premium increases when the face amount increases.

During the no lapse guarantee period, Your policy will enter a grace period and lapse if:

•        the net cash surrender value cannot cover the monthly deductions from Your policy fund; and

•        the total premiums You have paid, less Your loans and withdrawals, are less than the total monthly no lapse guarantee premiums required to that date.

Remember that the net cash surrender value is Your policy fund minus any surrender charge and minus any outstanding policy debt.

This policy lapse can occur even if You pay all the planned premiums.

Premium Provisions After The No Lapse Guarantee Period.

After the no lapse guarantee period, Your policy will enter a grace period and lapse if the net cash surrender value cannot cover the monthly deductions from Your policy fund. Paying Your planned premiums may not be sufficient to maintain Your policy because of investment performance, charges and deductions, policy changes or other factors. Therefore, additional premiums may be necessary to keep Your policy inforce.

Allocation of Premiums

Each net premium will be allocated to the investment divisions or to Our General Account on the later of the day We receive Your premium payment, in good order, at Our Executive Office (if We receive it before the close of regular trading on the New York Stock Exchange (usually, 3:00 p.m. Central Time)) or on the record date. When premium is received before the record date, the net premium will be held and earn interest in the General Account until the day after the record date.  When this period ends Your instructions will dictate how We allocate the net premium.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling broker-dealer or life insurance agent to forward the application to Us promptly, or because of delays in determining that the policy is suitable for You.  Any such delays will affect when Your policy can be issued and when Your net premium is allocated among Our General Account and/or investment divisions.  Once we receive the application and initial premium from the selling broker-dealer, your instructions will dictate how We allocate the net premium.

The net premium is the premium minus a premium charge and any applicable service charge.  (Please note:  The first monthly deduction is also taken from the initial premium). Each net premium is put into Your policy fund according to Your instructions. Your policy application may provide directions to allocate net premiums to Our General Account or the investment divisions. You may not allocate Your policy fund to more than 15 investment divisions at any one point in time. Your allocation instructions will apply to all of Your premiums unless You write to Our Executive Office with new instructions. You may also change Your allocation instructions by calling Us at (800) 272-1642 or faxing Us at (605) 373-8557.  Changing Your allocation instructions will not change the way Your existing policy fund is apportioned among the investment divisions or the General Account. Allocation percentages may be any whole number from 0 to 100. The sum of the allocation percentages must equal 100. Of course, You may choose not to allocate a premium to any particular investment division. See “THE GENERAL ACCOUNT” on page 61.

Additional Benefits

You may include additional benefits in Your policy. With some restrictions noted in the descriptions below, certain benefits result in an additional monthly deduction from Your policy fund. We do not limit the number of additional benefits You include with Your policy. You may cancel these benefits at any time. However, canceling these benefits may have adverse tax consequences and You should consult a tax advisor before doing so.

The following briefly summarizes the additional benefits that are currently available:

1.            Accelerated Benefit Rider – Chronic Illness: This rider is automatically included on all newly issued policies.  This benefit provides You with the ability to accelerate a portion of Your policy’s death benefit as an accelerated death benefit.  The actual payment made is called the accelerated benefit payment.  We do not charge a fee for this rider prior to the time of the accelerated benefit payment.

You can elcect to accelerate a portion of Your policy’s death benefit under this rider if the Insured person is “Chronically Ill” as defined in the rider.  Generally, “Chronically Ill” means that a Physician, as defined in the rider, has certified within the last 12 months that the insured (a) is permanently unable to perform, for at least 90 consecutive days, at least two out of six “Activities of Daily Living,” which are Bathing, Continence, Dressing, Eating, Toileting, and Transferring or (b) has severe cognitive impairment (each as defined in the rider).  Please refer to the actual rider for our right to require a second opinion from another Physician.

The tax consequences associated with receiving an accelerated benefit payment under the Accelerated Benefit Rider – Chronic Illness are unclear.  It is possible that such distributions may be treated as taxable withdrawals.  Moreover, the tax consequences associated with reducing the death benefit after We pay an accelerated death benefit are also unclear.  You should consult a qualified tax advisor about the consequences of adding this rider to a policy or requesting an advanced sum payment under this rider.

There is no charge for the Accelerated Benefit Rider – Chronic Illness prior to the time of an accelerated benefit payment. The accelerated benefit payment will be equal to the following:

1)      The accelerated death benefit, less

2)      An amount for future interest and also expected mortality, less

3)      Any debt repayment amount, less

4)      An administrative fee (this fee may not exceed $200)

On the date that We make an accelerated benefit payment, We will reduce the death benefit of Your policy by the amount of the accelerated death benefit.  This will occur on each payment date if You choose to receive periodic payments under the accelerated death benefits for Chronic Illness.

The specified amount, any policy fund and any policy debt will be reduced by the ratio of 1. divided by 2., where 1. and 2. are as described below

1.      Accelerated death benefit on the election date.

2.      death benefit immediately prior to the election date.

You can choose the amount of the death benefit to accelerate at the time of the claim. The maximum accelerated death benefit is 24% of the eligible death benefit (which is the death benefit of the policy plus the sum of any additional death benefits on the life of the Insured person provided by any eligible riders) at each election to receive an accelerated death benefit, or $240,000, whichever is less. This amount may be smaller for a final election.  An election is valid for 12 months and only one election can be made in that 12 month period.

Your ability to accelerate a portion of the death benefit is subject to the terms and conditions of the rider itself.

2.            Accelerated Benefit Rider – Terminal Illness: This rider is automatically included on all newly issued policies.  This benefit provides You with the ability to accelerate a portion of Your Policy’s Death Benefit as an Accelerated Death Benefit.  The actual payment made is called the accelerated benefit payment.  We do not charge a fee for this rider prior to the time of the accelerated benefit payment.

You can elect to accelerate a portion of Your Policy’s Death Benefit under this rider if the Insured person has a terminal illness (terminal illness is defined as a condition in which a Physician, as defined in the rider, has certified that the insured’s life expectancy is 24 months or less - but this may be defined by a longer period of time if required by state law).  Please refer to the actual rider form for our rights to require a second opinion from another Physician.

Pursuant to the Health Insurance Portability and Accountability Act of 1996, We believe that for federal income tax purposes an advanced sum payment made under the Accelerated Benefit Rider – Terminal Illness, should be fully excludable from the gross income of the recipient, as long as the recipient is the Insured person under the policy (except in certain business contexts) and the insured person’s life expectancy is 24 months or less, as certified by a licensed physician.  You should consult a tax advisor if such an exception should apply.  The tax consequences associated with reducing the death benefit after We pay an accelerated benefit are unclear, however.  You should consult a qualified tax advisor about the consequences of adding this rider to a policy or requesting an advanced sum payment under this rider.

There is no charge for the Accelerated Benefit Rider – Terminal Illness prior to the time of an accelerated benefit payment. The accelerated benefit payment will be equal to the following:

1)      The accelerated death benefit, less

2)      An amount for future interest, less

3)      Any debt repayment amount, less

4)      An administrative fee (this fee may not exceed $200)

On the day We make the accelerated benefit payment, We will reduce the death benefit of Your Policy by the amount of the accelerated death benefit.

The specified amount, any policy fund and any policy debt will be reduced by the ratio of 1. divided by 2., where 1. and 2. are as described below

1.accelerated death benefit on the election date.

2.death benefit immediately prior to the election date:

You can choose the amount of the death benefit to accelerate at the time of the claim. The maximum accelerated death benefit is 50% of the eligible death benefit (which is the death benefit of the policy) at the time You elect to receive an accelerated death benefit, or $500,000, whichever is less.

Your ability to accelerate a portion of the death benefit is subject to the terms and conditions of the rider itself.

3.            Accidental Death Benefit Rider: This rider can be selected at the time of application or added to an inforce policy.  Under this rider, We will pay an additional benefit if the Insured person dies from a physical injury that results from an accident, provided the Insured person dies before the policy anniversary that is within a half year of his or her 70th birthday. We charge a fee for this rider on the rider date and on each monthly anniversary thereafter.

4.            Children’s Insurance Rider 2: This rider can be selected at the time of application or added to an inforce policy.  This rider provides term life insurance on the lives of the Insured person’s children. Coverage under this rider includes natural children, stepchildren and legally adopted children, between the ages of 15 days and 18 years. They are covered until the Insured person reaches age 65 or the child reaches age 23, whichever is earlier. We charge a fee for this rider on the rider date and on each monthly anniversary thereafter.

5.            Enhanced Dollar Cost Averaging (EDCA):  Currently, the EDCA benefit provides that if the DCA source account is the General Account, We will pay an effective annual interest rate of 9% until the end of the first policy year on monies allocated into the EDCA program during the first four policy months.  Neither the EDCA program nor the 9% annual effective rate is guaranteed and both are subject to change or termination without notice.  We do not charge you a fee for this feature.

6.            Flexible Disability Benefit Rider 2: This rider must be selected at the time of application and is only available if you have selected the Waiver of Charges Rider.  Under this rider, We pay a set amount into Your policy fund each month (the amount is on Your Schedule of Policy Benefits).  The benefit is payable when the Insured person becomes totally disabled on or after his/her 15th birthday and the disability continues for at least 6 months.  The disability must start before the policy anniversary following the Insured person’s 60th birthday.  The benefit will continue for as long as the disability lasts or until the Insured person reaches age 65, whichever is earlier.

The maximum monthly benefit that can be purchased is the smaller of $500 or the Guideline Level Annual Premium under death benefit option 1 divided by 12. For example, if your Guideline Level Annual Premium under Option 1 is $3,000, the maximum monthly benefit you can elect is $250.00 (since $3,000/12 = $250 and $250 is smaller than $500). If the amount of the benefit paid into the policy fund is more than the premium amount permitted under the income tax code, the monthly benefit will be paid to the Insured.

We charge a fee for this rider on the rider date and on each monthly anniversary thereafter until the policy anniversary on which the Insured reaches attained age 60.

7.            Guaranteed Insurability Rider: This rider must be selected at the time of application.  This benefit provides for additional amounts of insurance without further evidence of insurability. We charge a fee for this rider on the rider date and on each monthly  anniversary thereafter.

8.            Protected Flexibility Rider:  This rider is automatically included on all newly issued policies and We do not charge You a fee for the benefit. This rider has two separate features.  One is a protected death benefit, and the other is an overloan protection benefit.

Protected Death Benefit. This feature guarantees that Your policy will remain in effect and the death benefit, less any policy debt, at the insured’s death, will be equal to the protected death benefit amount, provided the following conditions are met:

1.   You have elected the protected death benefit;

2.   You do not take loans or withdrawals that exceed the protected death benefit distributable fund; and

3.   You have not elected the overloan protection benefit (see below).

As long as the above conditions are met, this guarantee applies even if the net cash surrender value is insufficient to pay the monthly deductions under your policy. This rider does not guarantee that other riders and supplemental benefits that are attached to the policy will remain in effect. If Your policy has a premium guarantee rider attached to it, such rider will be terminated upon the election of the protected death benefit. If the protected death benefit distributable fund becomes less than zero, then We will make the following changes to Your policy and send You written notice to Your last known address to inform You of these changes.

1.   We will terminate any riders or supplemental benefits that deduct rider charges or other fees from the policy fund.

2.   We will reduce the face amount to equal the protected death benefit amount.

Protected Death Benefit Fund. The protected death benefit fund is used to determine if the protected death benefit is in effect, and it dictates the amount of Your policy fund that is required to be allocated to the General Account. This fund will remain positive as long as You do not take loans or withdrawals in excess of the protected death benefit distributable fund. The protected death benefit fund is not a monetary amount that increases Your policy fund, cash surrender value or any other amount described in Your policy. Rather, it is a reference value used only to determine whether Your Policy stays in force.

The initial protected death benefit fund is based upon the protected death benefit amount that You choose, and the age, sex and premium class of the insured. The protected death benefit fund at any time thereafter is equal to the accumulation at the protected death benefit interest rate, of:

1.      the protected death benefit fund on the preceding monthly anniversary; minus

2.      any protected death benefit cost of insurance deduction at the beginning of the current policy month; minus

3.      the protected death benefit expense charge at the beginning of the month; minus

4.      any withdrawals of policy fund in excess of the protected death benefit distributable fund.

Protected Death Benefit Amount. The maximum protected death benefit amount is determined by the net cash surrender value at the time of election. The maximum protected death benefit amount will be less than or equal to your face amount of insurance at the time you exercise your right to the protected death benefit.  The minimum protected death benefit amount is $25,000. The protected death benefit withdrawal amount is equal to the protected death benefit distributable fund, less the policy debt.

The protected death benefit withdrawal amount is equal to the protected death benefit distributable fund less any policy debt.  Any withdrawal of policy fund up to the protected death benefit withdrawal amount will not reduce the amount of the protected death benefit fund.  If, however, a withdrawal of policy fund exceeds the protected death benefit withdrawal amount, then We will reduce the amount of the protected death benefit fund by the amount by which such withdrawal exceeds the protected death benefit withdrawal amount.  Any reduction of the protected death benefit fund in connection with such an "excess" withdrawal will be accompanied by a reduction in the protected death benefit amount that is equal to (1) multiplied by the ratio of (2) to (3), where:

1.      The protected death benefit amount in effect at the end of the previous day; times

2.      the amount withdrawn from the protected death benefit fund; divided by

3.      the protected death benefit fund on the date of the withdrawal before deducting the amount of the withdrawal.

Impact of Policy Loans. If You take a policy loan that causes Your policy debt to exceed the protected death benefit distributable fund, the rider will terminate.  Once the rider terminates, it cannot be reinstated.

You may make a loan repayment at anytime while the protected death benefit is available. Loan repayments during this period will be allocated to the General Account. Interest charged on policy debt will continue to accrue while the protected death benefit is available.

Note: In some circumstances, electing the protected death benefit may cause Your policy to become a modified endowment contract as defined by Section 7702A of the Internal Revenue Code. You should consult with and rely upon your tax advisor prior to making policy changes, taking loans or withdrawals.

Overloan Protection Benefit. We guarantee that during the period that the overloan protection benefit is available, your policy will remain in effect until the insured’s death, provided that (i) the policy is not terminated due to surrender, and (ii) You do not take loans or withdrawals after the overloan protection effective date (described below).

The overloan protection benefit is available provided the following conditions are met:

1.      the policy has been in effect for at least 15 policy years;

2.      the insured’s attained age is at least age 65; and

3.      You have made withdrawals of all your premium;

4.      policy debt does not exceed the overloan election amount.

Overloan Election Amount. The overloan election amount is defined as 89% of the policy fund for attained ages 65 to 74, and 93% of the policy fund for attained ages 75 and older.

Overloan Protection Effective Date. The entire amount of Your policy fund must be allocated to the General Account on and after the overloan protection effective date. If you have any portion of the policy fund in other accounts on the overloan protection effective date, we will transfer it to the General Account on that date.

On and after the overloan protection effective date, the following changes may occur:

1.      if the death benefit is option 2, then it will be changed to death benefit option 1, and the death benefit will be subject to the minimum death benefit provisions below;

2.      if the policy debt does not exceed the face amount as of the of overloan protection effective date, then the face amount will be decreased to equal the policy fund as of the overloan protection effective date; and

3.      all other riders will terminate.

Overloan Protection Period. The overloan protection period ends on the earlier of:

1.   the insured’s death; or

2.   surrender of the policy; or

3.   the date any loans or withdrawals are taken.

During the overloan protection period:

1.      We guarantee Your policy will remain in effect until the insured’s death, provided the policy is not terminated due to surrender, and no loans or withdrawals are taken after the overloan protection effective date;

2.      the excess policy debt provision in the policy will be suspended; or

3.      all monthly deductions will be taken from the General Account.

4.      We will not allow any:

a.       Premium payments; or

b.      Transfers to the separate accounts; or

c.       Face amount changes; or

d.      Death benefit option changes.

5.      The protected death benefit for this rider will terminate and no longer be available.

Loan repayments can be made at anytime during the overloan protection period.  All loan repayments during this time will be allocated to the General Account.  Interest charged on policy debt will continue to accrue during the overloan protection period.

Note:

•        Your policy may become a modified endowment contract (MEC) as defined by Section 7702A of the Internal Revenue Code as of the overloan protection effective date.  You should consult Your tax advisor before allowing Your policy to enter the overloan protection period.

•        This policy may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the policy without allowing the policy to lapse.  The aim of this strategy is to continue borrowing from the policy until its policy fund is just enough to pay off the policy loans that have been taken out and then relying on the Overloan Protection Benefit to keep the policy in force until the death of the insured.  Anyone contemplating taking advantage of this strategy should be aware that it involves several risks.  First, if the Overloan Protection Benefit provided is lower than the policy’s original death benefit, then the policy might fail to qualify as a life insurance contract under the Internal Revenue Code or might become a MEC, either of which could result in a significant tax liability attributable to the balance of any outstanding loan.  Second, this strategy will fail to achieve its goal if the policy is a MEC or becomes a MEC after the periodic borrowing begins.  Third, this strategy has not been ruled on by the Internal Revenue Service (the “IRS”) or the courts and it may be subject to challenge by the IRS, since it is possible that loans under this policy may be treated as taxable distributions when the rider causes the policy to be converted to a fixed policy.  In that event, assuming policy loans have not already been subject to tax as distributions, a significant tax liability could arise.  Before purchasing the policy, anyone considering using the policy as a source of tax-free income by taking out policy loans should consult with and rely on a competent tax advisor about the tax risks inherent in such a strategy.

9.            Waiver of Charges Rider: This rider can be selected at the time of application or added to an inforce policy with proof of insurability.  With this benefit, We waive monthly deductions from the policy fund during the total disability of the Insured, if the Insured person becomes totally disabled on or after his/her 15th birthday and the disability continues for at least 6 months. If a disability starts before the policy anniversary following the Insured person’s 60th birthday, then We will waive monthly deductions from the policy fund for as long as the disability continues.

We charge a fee for this rider on the rider date and on each monthly anniversary thereafter.

SEPARATE ACCOUNT INVESTMENT CHOICES

Our Separate Account And Its Investment Divisions

The “Separate Account” is Our Separate Account A, established under the insurance laws of the State of Iowa. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 but this registration does not involve any SEC supervision of its management or investment policies. The Separate Account meets the definition of a “Separate Account” under the federal securities laws. Income, gains and losses credited to, or charged against, the Separate Account reflects the investment experience of the Separate Account and not the investment experience of Midland National’s other assets.  Midland National is obligated to pay all amounts guaranteed under the policy.

The Separate Account has a number of investment divisions, each of which invests in the shares of a corresponding portfolio of the funds. You may allocate part or all of Your net premiums in up to fifteen of the fifty-eight investment divisions currently available in Our Separate Account at any one time.

The Funds

Each of the portfolios available under the policy is a “series” of its investment company.  Currently there are fifty-eight investment divisions available.

The funds’ shares are bought and sold by Our Separate Account at net asset value. More detailed information about the funds and their investment objectives, policies, risks, expenses and other aspects of their operations appear in their prospectuses, which accompany this prospectus.

The funds, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates.  These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets and/or from “Rule 12b-1” fees deducted from fund assets.  Policy owners, through their indirect investment in the funds, bear the costs of these advisory and 12b-1 fees.  The amount of these payments may be substantial, may vary between funds and portfolios, and generally are based on a percentage of the assets in the funds that are attributable to the Policies and other variable insurance products issued by Midland National.  These percentages currently range up to 0.25% annually.  Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, marketing, and administering (i) the Policies, and (ii) in its role as an intermediary, the funds.  Midland National and its affiliates may profit from these payments.

Investment Policies Of The Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies. A portfolio’s objectives and policies affect its returns and risks. Each investment division’s performance depends on the experience of the corresponding portfolio. The objectives of the portfolios are as follows:

Portfolio	Investment Objective
A I M Variable Insurance Funds
Invesco V.I. Financial Services Fund -– Series I Shares (Formerly AIM V.I. Financial Services Fund -– Series I Shares)

The Funds investment objective is long-term growth of capital.  The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of issuers engaged primarily in the financial services-related industries.

Invesco V.I. Global Health Care Fund – Series I Shares (Formerly AIM V.I. Global Health Care Fund – Series I Shares)

The Funds investment objective is long-term growth of capital.  The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities of health care industry issuers.

Invesco V.I. International Growth Fund – Series I Shares (Formerly AIM V.I. International Growth Fund – Series I Shares)

The Fund's investment objective is long-term growth of capital.  The Fund invests primarily in a diversified portfolio of international equity securities whose issuers are considered by the Fund’s portfolio managers to have strong earnings growth.

Alger Portfolios
Alger Capital Appreciation Portfolio	Seeks long-term capital appreciation.
Alger Large Cap Growth Portfolio	Seeks long-term capital appreciation.
Alger Mid Cap Growth Portfolio	Seeks long-term capital appreciation.
American Century Variable Portfolios, Inc.
American Century VP Capital Appreciation Fund	Seeks capital growth.
American Century VP International Fund	Seeks capital growth.
American Century VP Value Fund	Seeks long-term capital growth. Income is a secondary objective.
Fidelity® Variable Insurance Products
VIP Asset ManagerSM Portfolio	Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.
VIP Asset Manager: Growth® Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.
VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk.
VIP Contrafund® Portfolio	Seeks long-term capital appreciation.
VIP Equity-Income Portfolio

Seeks reasonable income.The fund will also consider the potential for capital appreciation.  The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500sm Index (S&P 500®).

VIP Freedom 2010 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
VIP Freedom 2015 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
VIP Freedom 2020 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
VIP Freedom 2025 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
VIP Freedom 2030 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
VIP Freedom Income Portfolio	Seeks high total return with a secondary objective of principal preservation.
VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation.
VIP Growth Opportunities Portfolio	Seeks to provide capital growth.
VIP Growth Portfolio	Seeks capital appreciation.
VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital.
VIP Index 500 Portfolio	Seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor’s 500 SM Index (S&P 500®).
VIP Investment Grade Bond Portfolio	Seeks as high a level of current income as is consistent with the preservation of capital.
VIP Mid Cap Portfolio	Seeks long-term growth of capital.
VIP Money Market Portfolio*	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
VIP Overseas Portfolio	Seeks long-term growth of capital.
Goldman Sachs Variable Insurance Trust
Goldman Sachs VIT Large Cap Value Fund (Formerly Goldman Sachs VIT Growth and Income Fund)	Seeks long-term capital appreciation.
Goldman Sachs Structured Small Cap Equity Fund	Seeks long-term growth of capital.
Lord Abbett Series Fund, Inc.
Lord Abbett Capital Structure Portfolio (Formerly Lord Abbett America’s Value Portfolio)	Seeks current income and capital appreciation.
Lord Abbett Growth and Income Portfolio	Seeks long-term growth of capital and income without excessive fluctuations in market value.
Lord Abbett International Opportunities Portfolio (Formerly Lord Abbett International Portfolio)	Seeks long-term capital appreciation.
Lord Abbett Mid-Cap Value Portfolio	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
MFS® Variable Insurance Trusts
MFS® VIT Growth Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS® VIT New Discovery Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS® VIT Research Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS® VIT Total Return Series	Seeks total return. The fund’s objective may be changed without shareholder approval.
MFS® VIT Utilities Series	Seeks total return. The fund’s objective may be changed without shareholder approval.
Neuberger Berman
Neuberger Berman AMT Regency Portfolio	Seeks growth of capital.
PIMCO Variable Insurance Trust
PIMCO VIT High Yield Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.

PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.

ProFunds VP
ProFund VP Japan	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.
ProFund VP Oil & Gas	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.
ProFund VP Small-Cap Value	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.
ProFund VP Ultra Mid-Cap	Seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400 Index.
Van Eck VIP Trust
Van Eck VIP Global Hard Assets Fund (Formerly Van Eck Worldwide Hard Assets Fund)

Seeks long-term capital appreciation by investing primarily in “hard asset” securities. Income is a secondary consideration. Hard assets consist of precious metals, natural resources, real estate and commodities.

Vanguard Variable Insurance Funds

Vanguard® VIF Balanced Portfolio	Seeks to provide long-term capital appreciation and reasonable current income.
Vanguard® VIF High Yield Bond Portfolio	Seeks to provide high level of current income.
Vanguard® VIF International Portfolio	Seeks to provide long-term capital appreciation.
Vanguard® VIF Mid-Cap Index Portfolio	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Vanguard® VIF REIT Index Portfolio	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.
Vanguard® VIF Short-Term Investment-Grade Portfolio	Seeks to provide current income with limited price volatility.
Vanguard® VIF Small Company Growth Portfolio	Seeks to provide long-term capital appreciation.
Vanguard® VIF Total Bond Market Index Portfolio	Seeks to track the performance of a broad, market-weighted bond index.
Vanguard® VIF Total Stock Market Index Portfolio	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.

*During extended periods of low interest rates, the yields of money market investment division may become extremely low and possibly negative.

Invesco Advisers, Inc. manages the AIM Variable Insurance Funds (Invesco Variable Insurance Funds).   American Century Investment Management, Inc. manages the American Century VP Portfolios. Fidelity Management & Research Company manages the VIP Funds. Fred Alger Management, Inc. manages the Alger Portfolios. Goldman Sachs Asset Management, L.P. serves as an investment adviser to the Goldman Sachs Variable Insurance Trust Funds.  Lord, Abbett & Co. LLC manages the Lord Abbett Series Fund, Inc. MFS® Investment Management manages the MFS Variable Insurance Trust.  Neuberger Berman Management LLC manages the AMT Portfolios.  Pacific Investment Management Company LLC manages the PIMCO Variable Insurance Trust. ProFund Advisors, LLC manages the ProFunds VP. Van Eck Associates Corporation manages the Van Eck VIP  Trust.  The Vanguard Group, Inc. manages the Vanguard Variable Insurance Fund.

The fund portfolios available under these policies are not available for purchase directly by the general public. In addition, the fund portfolios are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager.

Nevertheless, the investment performance and results of any of the funds’ portfolios that are available under the policies may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment advisor or manager and the same investment objectives and policies and a very similar or nearly identical name.

The fund portfolios offered through the policy are selected by Midland National based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor that We consider during the selection process is whether the fund or one of its service providers (e.g., the investment adviser) will make payments to Us, and the amount of any such payments.  We may use such payments for any corporate purpose, including payment of expenses that We incur in promoting, marketing, and administering the policies, and, in Our role as an intermediary, the funds.  We may profit from these payments. You are responsible for choosing the fund portfolios, and the amounts allocated to each, that are appropriate for Your own individual circumstances and Your investment goals, financial situation, and risk tolerance.  Because investment risk is borne by You, decisions regarding investment allocations should be carefully considered.

In making Your investment selections, We encourage You to thoroughly investigate all of the information regarding the fund portfolios that is available to You, including each fund's prospectus, statement of additional information and annual and semi/annual reports.  Other sources such as the fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund or portfolio.   You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.

If You use a third party registered investment adviser for allocating among the investment divisions, You can request that We take a loan from Your policy to pay the advisory fees provided We have received documentation from You and Your adviser.  This does not constitute Us providing investment advice.  Before taking a policy loan, You should consult a tax advisor to consider the tax consequences of a loan on Your life insurance policy.  See “Tax Effects” on page 67.

You bear the risk of any decline in Your policy fund resulting from the performance of the portfolios You have chosen.

Midland National does not provide investment advice and does not recommend or endorse any particular fund or portfolio.

You should carefully consider the investment objectives, risks, and charges and expenses of the portfolios before investing.  The portfolios' prospectuses contain this and other information and should be read carefully before investing. You can receive a current copy of a prospectus for each of the portfolios by contacting Your registered representative and by contacting Us at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

Phone: (800) 272-1642

Fax: (605) 335-3621

Effects of Market Timing

Frequent, large, programmed, or short-term transfers among the investment divisions or between the investment divisions and the General Account (“Harmful Trading”) can cause risks with adverse effects for other policy owners (and beneficiaries and portfolios).  These risks and harmful effects include: (1) dilution of the interests of long-term investors in an investment division if transfers into the division are made at unit values that are priced below the true value or transfers out of the investment division are made at unit values priced higher than the true value (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and (3) increased brokerage and administrative expenses.

The ProFunds portfolios are designed for, and affirmatively permit, frequent and short term trading. Therefore, they may be more susceptible to these harmful effects than other portfolios. These portfolios might not be appropriate for long-term investors.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that that the portfolios may suffer harm from frequent, programmed large, or short-term transfers among investment divisions of variable policies issued by other insurance companies or among investment options available to retirement plan participants.

Charges In The Funds

The funds charge for managing investments and providing services. Each portfolio’s charges vary.

The Fidelity VIP portfolios have an annual management fee. That is the sum of an individual fund fee rate and a group fee rate based on the monthly average net assets of Fidelity Management & Research Company’s mutual funds. In addition, each of these portfolios’ total operating expenses includes fees for management and shareholder services and other expenses (custodial, legal, accounting, and other miscellaneous fees). The fees for the Fidelity VIP portfolios are based on the Initial Class. See the Fidelity VIP prospectuses for additional information on how these charges are determined and on the minimum and maximum charges allowed.

The funds, with the exception of Fidelity VIP, have annual management fees that are based on the monthly average of the net assets in each of the portfolios. The funds may also impose redemption fees, which we would deduct from Your policy fund.  See each portfolio company’s prospectus for details.

Asset Allocation Program

The following is a general description of the asset allocation program available under the policy.  A complete description of each model is available in the consumer brochure for the asset allocation program that is available upon request from your registered representative..

General

Under Midland National’s asset allocation program, five models have been developed based on different profiles of an investor’s financial goals, willingness to accept investment risk, investment time horizon and other factors.  You can elect one of these models or create Your own “self-directed” portfolio.

The asset allocation models available are not offered by this prospectus and are not part of Your policy.  Asset allocation models are a separate service We make available in connection with the policy at no additional charge to You, to help You select investment options.  Asset allocation programs are an investment strategy for distributing assets among asset classes to help attain an investment goal.  For Your policy, the asset allocation models can help with decisions You need to make about how to allocate Your policy fund among available subaccounts (and their corresponding portfolios).  The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

There is no assurance that investment returns will be better through participation in an asset allocation program.  Your policy may still lose money and experience volatility.

The Asset Allocation Models

There are five asset allocation models currently available.  All of the models involve some degree of investment risk, including the risk of investment losses.

Conservative – The conservative investor is particularly sensitive to short-term losses, but still has the goal of beating expected inflation over the long run. A conservative investor's aversion to short-term losses could compel him/her to shift into the most conservative investment if losses occur.  Conservative investors would accept lower long-term return in exchange for smaller and less frequent changes in portfolio value (i.e. less volatility). Analyzing the risk-return choices available, a conservative investor is usually willing to accept a lower return in order to seek relatively more safety of his or her investment.  However, even this model involves some risk of investment loss.

Moderate Conservative – This model is appropriate for the investor who seeks both modest capital appreciation and income from his/her portfolio.  This investor will have either a moderate time horizon or a slightly higher risk tolerance than the most conservative investor in a conservative range.  While this model is still designed to preserve the investor’s capital over the long term, fluctuation in value (and investment losses) may occur from year to year.

Moderate – The moderate investor is willing to accept more risk than the conservative investor is, and does not try to minimize investment losses but is probably not comfortable with and less willing to accept the short-term risk associated with achieving a long-term return substantially above the inflation rate. A moderate investor is somewhat concerned with short-term losses and would shift to a more conservative option in the event of significant short-term losses.  Achieving long-term return and safety of investment are of equal importance to the moderate investor.

Moderate Aggressive – Designed for investors with a high tolerance for risk and a longer time horizon.  This investor has little need for current income and seeks above-average growth from his/her investable assets.  The main objective of this range is capital appreciation, and these investors should be able to tolerate fluctuation in value and some losses in their portfolio values.

Aggressive - The aggressive portfolio should be constructed with the goal of maximizing long-term expected returns rather than to minimize possible short-term losses.  The aggressive investor values high returns relatively more and can tolerate both large and frequent fluctuations in portfolio value in exchange for a potentially higher long-term return.

The Current Models

Asset allocation models allocate policy fund among different asset classes, as discussed above, and one or more specific fund portfolios is/are used within each asset class.  Just as the percentages of policy fund allocated to each asset class may change from time to time, the specific fund portfolios used within each asset class may change from time to time as the result of a number of factors, such as investment performance, style drift, the availability of fund portfolios (because of fund mergers, fund liquidations, fund closings, etc.).

Currently, the asset allocation models are made up of the following target percentages of asset classes:

Conservative

  61% Intermediate Bonds
  13% Cash Equivalents
  6% Large Cap Value
  5% High-Yield Bonds
  5% International Equity
  4% Large Cap Growth
  4% Mid Cap Equity
  2% Hard Assets

Moderate Conservative

  44% Intermediate Bonds
  8% Cash Equivalents
  11% Large Cap Value
  5% High-Yield Bonds
  11% International Equity
  8% Large Cap Growth
  7% Mid Cap Equity
  3% Small Cap Equity
  3% Hard Assets

Moderate

  33% Intermediate Bonds
  3% Cash Equivalents
  14% Large Cap Value
  4% High-Yield Bonds
  16% International Equity
  11% Large Cap Growth
  10% Mid Cap Equity
  5% Small Cap Equity
  4% Hard Assets

Moderate Aggressive

  20% Intermediate Bonds
  18% Large Cap Value
  3% High-Yield Bonds
  21% International Equity
  14% Large Cap Growth
  13% Mid Cap Equity
  7% Small Cap Equity
  4% Hard Assets

Aggressive

  5% Intermediate Bonds
  21% Large Cap Value
  27% International Equity
  17% Large Cap Growth
  15% Mid Cap Equity
  10% Small Cap Equity
  5% Hard Assets

Currently, the asset allocation models are made up of the following fund portfolios, by asset class:

Intermediate Bonds:

  PIMCO VIT Total Return Portfolio
  Fidelity VIP Investment Grade Bond Portfolio

Cash Equivalents:

  Fidelity VIP Money Market Portfolio

Large Cap Value:

  American Century VP Value Fund

Large Cap:

  Fidelity VIP Index 500 Portfolio

High-Yield Bonds:

  Fidelity VIP High Income Portfolio

International Equity:

  Invesco V.I. International Growth Fund
  Vanguard VIF International Portfolio

Large Cap Growth:

  MFS® VIT Growth Series

Mid Cap Equity:

  Vanguard VIF Mid-Cap Index Portfolio

Small Cap Equity:

  Vanguard VIF Small Company Growth Portfolio
  ProFunds VP Small-Cap Value

Hard Assets:

  Van Eck VIP Global Hard Assets Fund

Selecting an Asset Allocation Model

If You participate in the asset allocation program, then You must complete a questionnaire that, among other things, solicits information about Your personal investment risk tolerance, investment time horizon, financial goals and other factors.  Based on Your responses to that questionnaire, a particular asset allocation model may be suggested for Your use.

Although You may only use one model at a time, You may elect to change to a different model at any time as Your tolerance for risk and/or Your needs and objectives change or for any other reason.  Using the questionnaire and in consultation with Your representative, You may determine a different model better meets Your risk tolerance and time horizons.  There is no fee to change to a different model.

If You elect to participate in the asset allocation program, You can also elect to become a client of Sammons Advisor Services, a division of Sammons Securities Inc., an investment advisor registered under the Investment Advisers Act of 1940 and an affiliate of Midland National.  If You have elected to become a client of Sammons Advisor Services, You will be provided with a packet of information that includes the following information:

•        Sammons Advisor Services Client Agreement — 2 copies

•        Midland National Authorization Form for Sammons Advisor Services

•        Instructions on how to complete and submit the above referenced forms

•        Part II Disclosure Brochure for Sammons Advisor Services, a division of Sammons Securities, Inc.

•        Sammons Advisor Services Privacy Notice

Upon completion of the forms, Sammons Advisor Services will serve as Your investment advisor, but solely for the purpose of developing and updating the asset allocation models.  Sammons Advisor Services currently follows the recommendations of an independent third-party consultant to develop and update the models.  From time to time, Sammons Advisor Services may select a different third-party consultant to provide recommendations, to the extent permitted under applicable law, or they may develop and/or update model portfolios without retaining a third party.

It is Your responsibility to select or change Your asset allocation model.  Your representative can provide You with information that may assist You in selecting a model appropriate for Your risk tolerance.  Although the models are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee they will perform better than a self-directed portfolio.  A model may fail to perform as intended, or may perform worse than any single investment portfolio, asset class or different combination of investment options.  In addition, the models are subject to all of the risks associated with the separate account investment portfolios.

Periodic Updates of Asset Allocation Models and Notices of Updates

Sammons Advisor Services, through its third-party consultant as described above, periodically reviews the models (generally on an annual basis) and may find that asset allocations within a particular model may need to be changed.  Similarly, the principal investments, investment style, or investment manager of an investment portfolio may change such that it is no longer appropriate for a model, or conversely, it may become appropriate for a model.

If You have elected to become a client of Sammons Advisor Services, We will provide notice regarding any such changes 30 days prior to the date the changes become effective.  If You do not wish to have Your policy fund reallocated and rebalanced to the new model, You must “opt-out” of the change by notifying Us prior to the effective date of the change.  If You take no action within the allotted 30 days, Your current allocations will be automatically rebalanced to the new model on the effective date of the changes and future premium allocations will be changed to match the new model.

Generally, You are free to move from one allocation model to another and to move in and out of the allocation models.  If You elect to opt-out of an announced model change or otherwise direct Us to reallocate Your policy fund or future premium outside of these models, Your policy fund will become a self-directed portfolio on the date the change becomes effective.  However, if You have an optional rider that limits Your investments options, and You opt out of a change or otherwise reallocate Your policy fund or premium in a way that is not permitted by the rider, then the rider will terminate.

If You submit an opt-out notice in response to an announced model change, Your investment options and future premium allocations will not be changed until You provide Us with new instructions.  You will continue to receive notifications of future model changes for as long as Your agreement with Sammons Advisor Services is in effect.  If You wish to re-enter an asset allocation model in the future, You must opt-in by notifying Us in writing.

If You do not elect to become a client of Sammons Advisor Services, You will not be notified of changes to the asset allocation models and Your policy fund and future premiums will not be reallocated to the new model.  Your policy fund and future premium allocations will remain static based on the model that was in effect at the time You elected the model unless You provide Us with new instructions.

Other Information

For more information about Sammons Advisor Services and its role as investment advisor for the asset allocation models, please see the Part II Disclosure Brochure for Sammons Advisor Services, a division of Sammons Securities, Inc., which is available to You at no charge.  This document contains information required by Part II of its Form ADV, which is the SEC investment advisor registration form.  Your representative can provide You with this disclosure brochure or You can request a copy by writing to Sammons Advisor Services, Variable Life, One Sammons Plaza, Sioux Falls, SD  57193 or by calling 800-272-1642.

Midland National may perform certain administrative functions on behalf of our affiliate, Sammons Advisor Services, including but not limited to communication regarding its recommendations and services on its behalf.  However, We are not registered as an investment advisor and are not providing any investment advice in making asset allocation models or self-directed portfolios available to Our policy owners.  Furthermore, Your registered representative is not providing any investment advice related to the asset allocation program.

USING YOUR POLICY FUND

The Policy Fund

Your policy fund is the sum of Your amounts in the various investment divisions and in the General Account (including any amount in Our General Account securing a policy loan). Your policy fund reflects various charges. See “DEDUCTIONS AND CHARGES” on page 63. Monthly deductions are made on the policy date and on the first day of each policy month. Transaction and surrender charges are made on the effective date of the transaction. Charges against Our Separate Account are reflected daily.

Your policy fund begins with Your first premium payment.  From Your premium We deduct a premium charge, any applicable service charge, and the first monthly deduction (and any per premium expenses) as described in the “Deductions From Your Premiums” section on page 63.  The balance of the premium is Your beginning policy fund.

Your policy fund reflects:

•        the amount and frequency of premium payments,

•        deductions for the cost of insurance, additional benefits and other charges,

•        the investment performance of Your chosen investment divisions,

•        interest earned on amounts allocated to the General Account,

•        the impact of loans, and

•        the impact of partial withdrawals.

We guarantee amounts allocated to the General Account. The guarantee is subject to Our financial strength and claims-paying ability.  There is no guaranteed minimum policy fund for amounts allocated to the investment divisions of Our Separate Account. An investment division’s performance will cause Your policy fund to go up or down. You bear that investment risk.

Amounts In Our Separate Account

Amounts allocated or transferred to the investment division are used to purchase accumulation units. Accumulation units of an investment division are purchased when You allocate net premiums, repay loans or transfer amounts to that division. Accumulation units are redeemed when You make withdrawals, when You transfer amounts from an investment division (including transfers for loans), when We make monthly deductions and charges, and when We pay the death benefit. The number of accumulation units purchased or redeemed in an investment division is calculated by dividing the dollar amount of the transaction by the division’s accumulation unit value next determined at the end of the business day on which the transaction occurs; if the transaction occurs after 3:00 p.m. Central Time, then we will use the investment division's accumulation unit value on the next business day.  The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You. The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

How We Determine The Accumulation Unit Value

We determine accumulation unit values for the investment divisions at the end of each business day. Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds. They reflect investment income, the portfolio’s realized and unrealized capital gains and losses, the funds’ expenses, and Our deductions and charges. The accumulation unit value for each investment division is set at $10.00 on the first day there are policy transactions in Our Separate Account associated with these policies. After that, the accumulation unit value for any business day is equal to the accumulation unit value for the previous business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment division every business day as follows:

•        We take the value of the shares belonging to the division in the corresponding fund portfolio at the close of business that day (before giving effect to any policy transactions for that day, such as premium payments or surrenders). We use the share value reported to Us by the fund.

•        We add any dividends or capital gains distributions paid by the portfolio on that day.

•        We divide this amount by the value of the amounts in the investment division at the close of business on the preceding business day (after giving effect to any policy transactions on that day).

•        We may also subtract any daily charge for taxes or amounts set aside as tax reserves.

Policy Fund Transactions and “Good Order”

The transactions described below may have different effects on Your policy fund, death benefit, face amount or cost of insurance deductions. You should consider the net effects before making any policy fund transactions. Certain transactions have fees. Remember that upon completion of these transactions, You may not have Your policy fund allocated to more than 15 investment divisions.

Good Order.  We cannot process Your requests for transactions relating to Your policy fund until We have received them in good order at Our Executive Office.  “Good order” means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction.  This information and documentation generally includes, to the extent applicable, Your completed application, the policy number, the transaction amount (in dollars), the full names of and allocations to and/or from the investment divisions affected by the requested transaction, the signatures of all policy owners (exactly as registered on the policy), social security number or taxpayer I.D., and any other information or supporting documentation that we may require.  With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by Us to effect the purchase.  We may, in Our sole discretion, determine whether any particular transaction request is in good order, and We reserve the right to change or waive any good order requirements at any time.

Transfer Of Policy Fund

You may transfer amounts among the investment divisions and between the General Account and any investment divisions. To make a transfer of policy fund, write to Our Executive Office at the address shown on page one of this prospectus.  You may also call-in Your requests to Our Executive Office toll-free at (800) 272-1642 or fax Your requests to Our Executive Office at (605) 373-8557.  Any requests sent to other numbers may not be considered received in Our Executive Office. Currently, You may make an unlimited number of free transfers of policy fund in each policy year (subject to “Transfer Limitations” below).  However, We reserve the right to assess a $25 charge for each transfer after the 12th in a policy year. We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific policy owners.  If We charge You for making a transfer, then We will allocate the charges as described under “Deductions and Charges - How Policy Fund Charges Are Allocated” on page 65. Although a single transfer request may include multiple transfers, it will be considered a single transfer for the purpose of assessing any transfer charge.

The total amount that can be transferred from the General Account to the Separate Account, in any policy year, cannot exceed the larger of:

1.      25% of the unloaned amount in the General Account at the beginning of the policy year, or

2.      $25,000. (We reserve the right to decrease this to $1,000.)

These limits do not apply to transfers made in a Dollar Cost Averaging program or Enhanced Dollar Cost Averaging program that extends over a time period of 12 or more months.

Completed transfer requests received, in good order, at Our Executive Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

The minimum transfer amount is $200. The minimum amount does not have to come from or be transferred to just one investment division. The only requirement is that the total amount transferred that day equals the minimum transfer amount.

Transfer Limitations

Frequent, large, programmed or short-term transfers among investment divisions, such as those associated with “market timing” transactions, can adversely affect the portfolios and the returns achieved by policy owners.  In particular, such transfers may dilute the value of the portfolios’ shares, interfere with the efficient management of the portfolios’ investments, and increase brokerage and administrative costs of the portfolios.  In order to try to protect Our policy owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing policies and procedures (the “market timing procedures”).  Our market timing procedures are designed to detect and prevent frequent or short-term transfer activity among the investment divisions of the Separate Account that may adversely affect other policy owners or portfolio shareholders.

More specifically, currently Our market timing procedures are intended to detect potentially harmful trading or transfer activity by monitoring for any two interfund transfer requests on a policy within a five business day period, in which the requests are moving to and from identical subaccounts (for example, a transfer from MFS VIT New Discovery Series to Fidelity VIP Money Market, followed by a transfer from Fidelity VIP Money Market back to MFS VIT New Discovery within five business days).

We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters.  When We identify a second trade within five days of the first, We will review those transfers (and other transfers in the same policy) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful.  We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that policy’s transfer privileges and We will not accept another transfer request for 14 business days.  We will attempt to inform the policy owner (or registered representative) by telephone that their transfers have been deemed potentially harmful to others and that their transfer privilege is suspended for 14 days.  If We do not succeed in reaching the policy owner or registered representative by phone, We will send a letter by first class mail to the policy owner’s address of record.

We apply Our market timing procedures to all of the investment divisions available under the policy, including those investment divisions that invest in portfolios that affirmatively permit frequent and short-term trading (such as the ProFunds portfolios). However, We offer other variable products that do not apply market-timing procedures with respect to those portfolios (that is, frequent or short-term trading is permitted). In addition, other insurance company’s offer variable life insurance and annuity contracts that may permit short-term and frequent trading in those portfolios. Therefore, if You allocate premiums or your policy fund to investment divisions that invest in the ProFunds portfolios, You may indirectly bear the effects of market timing or other frequent trading. These portfolios might not be appropriate for long-term investors.

In addition to Our own market timing procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, We will take appropriate action to protect others.  In particular, We may, and We reserve the right to, reverse a potentially harmful transfer.   If so, We will inform the policy owner and/or registered representative.  The policy owner will bear any investment loss involved in a reversal.

To the extent permitted by applicable law, We reserve the right to delay or reject a transfer request at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account A, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers.  If this occurs, We will attempt to contact You by telephone for further instructions.  If We are unable to contact You within 5 business days after We have been advised that Your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment division.

You should be aware that, as required by SEC regulation, We have entered into a written agreement with each underlying fund or principal underwriter that obligates Us to provide the fund, upon written request, with information about You and Your trading activities in the investment divisions investing in the fund’s portfolios.  In addition, We are obligated to execute instructions from the funds that may require Us to restrict or prohibit Your investment in a specific investment division investing in a fund portfolio if the corresponding fund identifies You as violating the frequent trading policies that the fund has established for that portfolio.  You should read the prospectuses of the portfolios for more details on their ability to refuse of restrict purchases or transfers of their shares.

If We receive a premium payment from You with instructions to allocate it into a portfolio of a fund that has directed Us to restrict or prohibit Your trades into the investment division investing in the same portfolio, then We will request new allocation instructions from You.  If You request a transfer into an investment division investing in a portfolio of a fund that has directed Us to restrict or prohibit Your trades, then We will not effect the transfer.

In Our sole discretion, We may revise Our market timing procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other policy owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers).  We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors, such as the size of transfers made by policy owners within given periods of time, as well as the number of “round trip” transfers into and out of particular investment divisions.  For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, We may aggregate transfers made in two or more policies that We believe are connected (for example, two policies with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

We do not include transfers made pursuant to the dollar cost averaging program, enhanced dollar cost averaging program, and portfolio rebalancing program in these limitations.  We may vary Our market timing procedures from investment division to investment division, and may be more restrictive with regard to certain investment divisions than others.  We may not always apply these detections methods to investment divisions investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

We reserve the right to place restrictions on the methods of implementing transfers for all policy owners that We believe might otherwise engage in trading activity that is harmful to others.  For example, We might only accept transfers by original “wet” policy owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means).  We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.

Policy owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection.  Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations.  In addition, the terms of the policy may also limit Our ability to restrict or deter harmful transfers.  Furthermore, the identification of policy owners determined to be engaged in transfer activity that may adversely affect other policy owners or portfolios’ shareholders involves judgments that are inherently subjective.  Accordingly, despite Our best efforts, We cannot guarantee that Our market timing procedures will detect every potential market timer.  Some market timers may get through our controls undetected and may cause dilution in unit values for others.  We apply Our market timing procedures consistently to all policy owners without special arrangement, waiver, or exception.  We may vary Our market timing procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions.  In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Dollar Cost Averaging

The Dollar Cost Averaging (DCA) program enables You to make monthly transfers of a predetermined dollar amount from the DCA source account (any investment division or the General Account) into one or more of the investment divisions. By allocating monthly, as opposed to allocating the total amount at one time, You may reduce the impact of market fluctuations. This plan of investing does not insure a profit or protect against a loss in declining markets. The minimum monthly amount to be transferred using DCA is $200.

You can elect the DCA program at any time. You must complete the proper request form and send it to Us at Our Executive Office, and there must be a sufficient amount in the DCA source account. The minimum amount required in the DCA source account for DCA to begin is the sum of $2,400 and the minimum premium. You can get a sufficient amount by paying a premium with the DCA request form, allocating net premiums, or transferring amounts to the DCA source account. The DCA election will specify:

a. the DCA source account from which DCA transfers will be made,

b.that any money received with the form is to be placed into the DCA source account,

c. the total monthly amount to be transferred to the other investment divisions, and

d.how that monthly amount is to be allocated among the investment divisions.

The DCA request form must be received with any premium payments You intend to apply to DCA.

Once DCA is elected, additional net premiums can be deposited into the DCA source account by sending them in with a DCA request form. All amounts in the DCA source account will be available for transfer under the DCA program.

Any net premium payment received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise. You may change the DCA allocation percentages or DCA transfer amounts twice during a policy year.

If it is requested when the policy is issued, then DCA will start at the beginning of the 2nd policy month. If it is requested after issue, then DCA will start at the beginning of the 1st policy month which occurs at least 30 days after the request is received.

DCA will last until the value in the DCA source account is exhausted or until We receive Your written termination request. DCA automatically terminates on the maturity date.

We do not charge any specific fees for You to participate in a DCA program. However, transfers made through a DCA program which only extends for fewer than 12 months will be included in counting the number of transfers of policy fund. While We currently allow an unlimited number of free transfers, We do reserve the right to charge for each transfer after the 12th one in any policy year.

We reserve the right to end the DCA program by sending You one month’s notice.

Enhanced Dollar Cost Averaging (EDCA)

By current Company practice, if the source account is the General Account, We will pay an effective annual interest rate of 9% on the declining balance in the General Account until the end of the first policy year on monies allocated into the EDCA program during the first four policy months. Neither the EDCA program nor the 9% annual effective rate is guaranteed and both are subject to change without notice.  There is no charge for this feature.

Portfolio Rebalancing

The Portfolio Rebalancing Option allows policyowners, who are not participating in a Dollar Cost Averaging program, to have the Company automatically reset the percentage of policy fund allocated to each investment division to a pre-set level. You can select rebalancing to occur, quarterly, semi-annually or annually. For example, You may wish to specify that 30% of Your policy fund be allocated to the Fidelity VIP Growth investment division, 40% in the Fidelity VIP High Income investment division and 30% in Fidelity VIP Overseas investment division. Over time, the variations in the investment division’s investment results will shift the percentage allocations of Your policy fund. If You elect this option, then at each selected interval, We will transfer amounts needed to “balance” the policy fund to the specified percentages selected by You.

Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.

Even with a Portfolio Rebalancing Option, You can only allocate Your total policy fund in up to at most 15 investment divisions. Portfolio Rebalancing will remain in effect until We receive Your written termination request.  We reserve the right to end the Portfolio Rebalancing Option by sending You one month’s notice. Contact Us at Our Executive Office to elect the Portfolio Rebalancing Option.

We do not charge any specific fees for You to participate in a portfolio rebalancing program. However, transfers made through a portfolio rebalancing program which only extends for fewer than 12 months will be included in counting the number of transfers of policy fund. While We currently allow an unlimited number of free transfers, We do reserve the right to charge for each transfer after the 12th one in any policy year.

Automatic Distribution Option

You may choose to receive automatic distributions of Your net cash surrender value on a monthly, quarterly, semi-annual, or annual basis at any time by completing the Request for Automatic Distributions form and sending it to Us.  This option allows You to receive periodic income from Your policy’s net cash surrender value by simply filling out one form and allowing Us to process the necessary loans and partial withdrawals.  While this option is available at any time during the life of Your policy, it is best to delay distributions from Your life insurance policy for as long as possible.  Any distributions that You take from Your policy result in reductions to the policy proceeds payable at the time of the insured’s death and policy fund of the policy.  This automatic distribution option is mainly intended for distributions after Your surrender charge period has expired and is often used during retirement years.

When We receive the completed Automatic Distribution form, We will begin processing partial withdrawals on the following monthly anniversary.  Such partial withdrawals will be taken from the net cash surrender value in the amount and frequency You selected until We have distributed an amount equal to all premiums paid.  Partial withdrawals processed under the automatic distribution option will not be subject to the $25 fee that We normally charge when there is more than one partial withdrawal in a policy year.  When the amount distributed equals the amount of all premiums paid, We will begin processing loans in the amount and frequency You selected for as long as the policy’s net cash surrender value will support these loans.

The automatic distributions will continue until You send Us a written request to discontinue the distributions or until the policy’s net cash surrender value is insufficient to support additional withdrawals or loans.  There is not a separate charge for the automatic distribution option.  Any policy loans or partial withdrawals will result in a reduction to the policy proceeds from what would otherwise be payable to Your beneficiary at the insured’s death and the policy’s policy fund.   There may be tax consequences in taking automatic distributions from Your policy if it is or becomes a modified endowment contract.  Please consult a tax advisor prior to beginning an automatic distribution program so that You are knowledgeable about the tax impact of any partial withdrawals and policy loans.

Policy Loans

Using only Your policy as security, You may borrow up to 92% of the net cash surrender value (the policy fund less the surrender charge minus any policy debt). If You request an additional loan, then the outstanding loan and loan interest will be added to the additional loan amount and the original loan will be canceled. Thus, You will only have one outstanding loan.

A loan taken from, or secured by, a policy may have federal income tax consequences. See “Tax Effects” on page 67.

You may request a loan by contacting Our Executive Office. You should tell Us how much of the loan You want taken from Your unloaned amount in the General Account or from the Separate Account investment divisions. If You do not tell Us how to allocate Your loan, the loan will be allocated according to Your deduction allocation percentages as described under “How Policy Fund Charges Are Allocated” on page 65. If the loan cannot be allocated this way, then We will allocate it in proportion to the unloaned amounts of Your policy fund in the General Account and each investment division. We will redeem units from each investment division equal in value to the amount of the loan allocated to that investment division (and transfer these amounts to the General Account).

If You use a third party registered investment adviser in connection with allocations among the investment divisions, then You can request that We take loans from Your policy to pay the advisory fees provided We have received documentation from You and Your adviser.  This does not constitute Us providing investment advice.  Before taking a policy loan, You should consult a tax advisor to consider the tax consequences of a loan on Your life insurance policy.  See “Tax Effects” on page 67.

Interest Credited on Policy Loans: The portion of the General Account that is equal to the policy loan will be credited with interest at a rate of 3% per year.

Policy Loan Interest Charged: After the 5th policy year, We guarantee that We will offer zero cost loans on 92% of the new cash surrender value. The annual interest rate charged on zero cost loans is guaranteed to be 3% (which is the same rate We guarantee to credit on zero cost loans). We guarantee this rate unless a higher interest rate is required by the Internal Revenue Service. If the Internal Revenue Service requires a higher policy loan interest rate, We will charge the minimum interest rate allowed. A zero cost loan may have tax consequences. See “Tax Effects” on page 67.

Currently, the annual interest rate We charge on standard loans is 5.0%. We guarantee that the rate charged on standard loans will not exceed 8% per year.

Interest is due on each policy anniversary or, if earlier, on the date of loan repayment, policy lapse, surrender, policy termination, or the Insured’s death. If You do not pay the interest when it is due, then it will be added to Your outstanding loan and allocated based on the deduction allocation percentages for Your policy fund. This means We make an additional loan to pay the interest and will transfer amounts from the General Account or the investment divisions to make the loan. If We cannot allocate the interest based on these percentages, then We will allocate it as described above.

Repaying the Loan: You may repay all or part of a policy loan while Your policy is inforce. While You have a policy loan, We assume that any money You send Us is meant to repay the loan. If You wish to have any of these payments serve as premium payments, then You must tell Us in writing.

You may choose how You want Us to allocate Your repayments. If You do not give Us instructions, We will allocate Your repayments based on Your premium allocation percentages.

The Effects Of A Policy Loan On Your Policy Fund: A loan against Your policy will have a permanent effect on Your policy fund and benefits, even if the loan is repaid. When You borrow on Your policy, We transfer Your loan amount into Our General Account where it earns a declared rate of interest. You cannot invest that loan amount in any Separate Account investment divisions. You may earn more or less on the loan amount, depending on the performance of the investment divisions and whether they are better or worse than the 3% annual interest We credit on the portion of the General Account securing the loan.  A policy loan will reduce the policy’s ultimate death benefit and net cash surrender value.

Your Policy May Lapse: Your loan may affect the amount of time that Your policy remains inforce. For example, Your policy may lapse because the loaned amount cannot be used to cover the monthly deductions that are taken from Your policy fund. If these deductions are more than the net cash surrender value of Your policy, then the policy’s lapse provision may apply. Since the policy permits loans up to 92% of the cash surrender value (the policy fund less the surrender charge) minus any policy debt, loan repayments or additional premium payments may be required to keep the policy inforce, especially if You borrow the maximum.

Withdrawing Money From Your Policy Fund

You may request a partial withdrawal of Your net cash surrender value by writing to Our Executive Office. You may also fax Your requests to Our Executive Office at (605) 373-8557.  Any requests sent to another number will not be considered received in Our Executive Office. If You make more than one partial withdrawal in a policy year, We will impose a partial withdrawal charge as explained in the paragraph entitled “Withdrawal Charges” listed below.   Partial withdrawals are subject to certain conditions. They must:

•  be at least $200,

•  in the first policy year, total no more than 50% of the net cash surrender value (the limit is 90% in subsequent policy years),

•  allow the death benefit to remain above the minimum for which We would issue the policy at that time, and

•  allow the policy to still qualify as life insurance under applicable tax law.

You may specify how much of the withdrawal You want taken from each investment division and Our General Account.  If You do not tell Us, then We will make the withdrawal as described in “Deductions and Charges - How Policy Fund Charges Are Allocated” on page 65.

Completed partial withdrawal requests received in good order at Our Executive Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed partial withdrawal request after the close of regular trading on the New York Stock Exchange, We will process the partial withdrawal request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

In general, We do not permit You to make a withdrawal of monies for which Your premium check has not cleared Your bank.

Withdrawal Charges. When You make a partial withdrawal more than once in a policy year, a charge of $25 will be deducted from Your policy fund. If You do not give Us instructions for deducting the charge, then it will be deducted as described under “Deductions and Charges - How Policy Fund Charges Are Allocated” on page 65.  This charge does not apply to withdrawals under the Automatic Distribution Option.

The Effects Of A Partial Withdrawal. A partial withdrawal reduces the amount in Your policy fund, the cash surrender value and generally the death benefit on a dollar-for-dollar basis. However, if the death benefit is based on the corridor percentage multiple, then the death benefit reduction could be greater. If You have elected death benefit option 1, then We will also reduce the face amount of Your policy so that there will be no change in the net amount at risk. We will send You a new Schedule of Policy Benefits to reflect this change. Both the withdrawal and any reductions will be effective as of the business day We receive Your request at Our Executive Office if it is received before 3:00 p.m. Central Time.  If we receive Your request at our Executive Office after 3:00 p.m. Central Time, then it will be effective on the following business day.

Depending on individual circumstances, a policy loan might be better than a partial withdrawal if You need temporary cash. A withdrawal may have tax consequences. See “Tax Effects” on page 67.

Surrendering Your Policy

You may surrender Your policy for its net cash surrender value while the Insured person is living. You do this by sending both a written request and the policy to Our Executive Office. If You surrender Your policy or allow it to lapse during the surrender charge period, We will assess a surrender charge.  The net cash surrender value equals the cash surrender value minus any policy debt.  The net cash surrender value may be very low, especially during the early policy years.  During the surrender charge period (this period of time is the earlier of (a) 19 policy years after the date of issue or an increase in face amount or (b) attained age 95), the cash surrender value is the policy fund minus the surrender charge. After the surrender charge period, the cash surrender value equals the policy fund. We will compute the net cash surrender value as of the business day We receive Your request and policy at Our Executive Office. All of Your insurance coverage will end on that date.

Completed surrender requests received at Our Executive Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed surrender request after the close of regular trading on the New York Stock Exchange, We will process the surrender request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

A surrender may have income tax consequences.  See “Tax Effects” on page 67.

THE GENERAL ACCOUNT

You may allocate all or some of Your policy fund to the General Account. The General Account pays interest at a declared rate. We guarantee the principal after deductions. The General Account supports Our insurance and annuity obligations. Any amounts in the General Account are subject to Our financial strength and claims-paying ability and our long-term ability to make such payments.  We issue other types of insurance policies as well, and we also pay our obligations under those products from our assets in the General Account.

Because of applicable exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, and the General Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus for Your information and which relate to the General Account.

You may accumulate amounts in the General Account by:

•        allocating net premium and loan payments,

•        transferring amounts from the investment divisions,

•        securing any policy loans, or

•        earning interest on amounts You already have in the General Account.

This amount is reduced by transfers, withdrawals and allocated deductions.

We pay interest on all Your amounts in the General Account. The annual interest rates will never be less than 3.0%. We may, at Our sole discretion, credit interest in excess of 3.0% per year. You assume the risk that interest credited may not exceed 3.0% per year. We may pay different rates on unloaned and loaned amounts in the General Account. Interest compounds daily at an effective annual rate that equals the annual rate We declare.

You may request a transfer between the General Account and one or more of the investment divisions, within limits. See “Transfer Of Policy Fund” on page 52.

The General Account may not be available in all states. Your state of issue will determine if the General Account is available on Your policy. Please check Your policy form to see if the General Account is available on Your policy.

DEDUCTIONS AND CHARGES

Deductions From Your Premiums

We deduct a premium charge, and in some cases a service charge from each premium upon receipt. The rest of each premium (called the net premium) is placed in Your policy fund.

Since this charge is a percentage of paid premiums, the amount of the charge will vary with the amount of premium.

Premium Charge. We deduct a 5.0% premium charge from each premium payment. Currently, We plan to eliminate this charge after 10 policy years – this is not guaranteed. This charge partially reimburses Us for premium taxes We incur and for the selling and distribution costs of this policy. The percentage We estimate to be paid for premium taxes is an average of what We anticipate owing, and therefore, may exceed that actual rate imposed by Your state.  This is a tax to Midland National so You cannot deduct it on Your income tax return.

Our selling and distribution costs include commissions and the costs of preparing sales literature and printing prospectuses. (We also deduct a surrender charge if You surrender Your policy for its net cash surrender value or let Your policy lapse during the surrender charge period. See “Surrender Charge” on page 66.)

Civil Service Allotment Service Charge. If You have chosen the Civil Service Allotment Mode, then We deduct an additional $.46 (forty-six cents) from each premium payment. This $.46 covers the extra expenses We incur in processing bi-weekly premium payments.

Charges Against The Separate Account

Fees and charges allocated to the investment divisions reduce the amount in Your policy fund.

Tax Reserve. We reserve the right to charge for taxes or tax reserves, which may reduce the investment performance of the investment divisions. Currently, no such charge is made.

Monthly Deduction From Your Policy Fund

At the beginning of each policy month (including the policy date), the following four deductions are taken from Your policy fund:

1.   Per Policy Expense Charge: This charge is $12.00 per month in all years. This charge helps to cover our administrative costs such as premium billing and collections.

2.      Per Unit Expense Charge:  This charge is currently assessed in policy years 1-10, and we intend to eliminate it in policy years 11+.  We reserve the right to charge it in all policy years.  The per unit expense charge varies based on the insured's sex, policy age and premium class and it is printed on the policy specifications page.  The per unit expense charge is based on the highest face amount of insurance in effect since the issue date of the policy.  This charge helps us to cover our sales costs.

3.   Charges for Additional Benefits: Monthly deductions are made for the cost of certain additional benefits. With the exception of the Accelerated Benefit Riders—Terminal Illness and Chronic Illness, the charges for any additional benefits You select will be deducted on the policy rider date and each monthly anniversary thereafter.  See the “Fee Table” on page 15 and “Additional Benefits” starting on page 33.  We may change these charges, but Your policy contains tables showing the guaranteed maximum rates for all of these insurance costs.

4.   Cost of Insurance Deduction: The cost of insurance deduction is Our current monthly cost of insurance rate times the net amount at risk at the beginning of the policy month. The net amount at risk is the difference between Your death benefit and Your policy fund. If the current death benefit for the month is increased due to the requirements of federal tax law, then Your net amount at risk for the month will also increase. For this purpose, Your policy fund amount is determined before deduction of the cost of insurance deduction, but after all of the other deductions due on that date. The amount of the cost of insurance deduction will vary from month to month with changes in the net amount at risk. This charge is for the cost of insurance.  We may profit from this charge.

5.   Percent of Policy Fund Charge – This charge is 0.05% per month of the total Policy Fund Value on a monthly basis in policy years 1-10, and 0.0042% per month of the total Policy Fund Value in policy years 11+.   This charge helps to cover our administrative costs such as communicating with owners.

The cost of insurance rate is based on a number of factors, including, but not limited to, the sex, attained age, face amount of insurance, and rating class of the Insured person at the time of the charge. (In Montana, there are no distinctions based on sex, and for guaranteed rates, there is no distinction for premium class.) We place the Insured person that is a standard risk in the following rate classes: preferred plus non-tobacco, preferred non-tobacco, non-tobacco, preferred tobacco and tobacco. The Insured person may also be placed in a rate class involving a higher mortality risk, known as a substandard class. We may change the cost of insurance rates, but they will never be more than the guaranteed maximum rates set forth in Your policy. The maximum charges are based on the charges specified in the Commissioner’s 2001 Standard Ordinary Mortality Table. The table below shows the current and guaranteed maximum monthly cost of insurance rates per $1,000 of amount at risk for a male, preferred, non-tobacco, standard risk at various ages for the first policy year, with an initial face amount of insurance of $200,000 in the fist policy year.

Illustrative Table of Monthly Cost of Insurance Rates

(Rounded) per $1,000 of Net Amount at Risk

Male Issue Age	Guaranteed Maximum Rate	Current (Male Preferred Non-Tobacco Rate)
25	0.09	0.03
35	0.10	0.03
45	0.23	0.04
55	0.54	0.07
65	1.48	0.13

For example, for a male preferred non-tobacco, age 35 with a $200,000 face amount death benefit option 1 policy and an initial premium of $1,000, the first monthly deduction (taken on the date the policy is issued) is $37.45. This example assumes the current monthly expense charge of $12.00, the current monthly per unit charge of $19.00, the current monthly percent of policy fund charge of $0.48 and the current cost of insurance deduction of $5.97. The $5.97 is calculated by multiplying the current monthly cost of insurance rate per $1,000 ($0.03) times the amount at risk ($200,000 face less the initial cash value of $950.00, which is $1,000 of premium less the $50.00 for the premium charge). This example assumes that there are no charges for riders or other additional benefits.  This charge generally increases as the Insured person gets older.  However, this charge is not deducted after the Insured person reaches age 100.

The preferred tobacco cost of insurance rates are lower than the tobacco cost of insurance rates, and the non-tobacco rates are lower than the preferred tobacco rates. To qualify for the non-tobacco rates, an Insured must be a standard risk and must meet additional requirements that relate to tobacco habits. The reduced cost of insurance rates depends on such variables as the attained age and the sex of the Insured.

The preferred plus non-tobacco cost of insurance rates are lower than the preferred non-tobacco cost of insurance rates, and the preferred non-tobacco rates are lower than the non-tobacco cost of insurance rates. To qualify for the preferred plus non-tobacco and preferred non-tobacco class, the Insured person must be age 20 or over and meet certain underwriting requirements.

If the policy is purchased in connection with an employment-related insurance or benefit plan, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964. In 1983, the United States Supreme Court held that under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

Changes in Monthly Deductions. Any changes in the cost of insurance, charges for additional benefits or expense charges will be by class of Insured and will be based on changes in future expectations of investment earnings, mortality, the length of time policies will remain in effect, expenses and taxes.

Transaction Charges

In addition to the deductions described above, We charge fees for certain policy transactions:

•  Partial Withdrawal of net cash surrender value. You may make one partial withdrawal during each policy year without a charge. There is an administrative charge of $25 each time You make a partial withdrawal if more than one withdrawal is made during a year.  This charge does not apply to withdrawals under the Automatic Distribution Option. This charge is to cover our administrative expenses for processing the withdrawal.

•  Transfers. Currently, We do not charge when You make transfers of policy fund among investment divisions. We reserve the right to assess a $25 charge for each transfer after the twelfth in a policy year.

How Policy Fund Charges Are Allocated

Generally, deductions from Your policy fund for monthly or partial withdrawal charges are made from the investment divisions and the unloaned portion of the General Account. They are made in accordance with Your specified deduction allocation percentages unless You instruct Us otherwise. Your deduction allocation percentages may be any whole numbers (from 0 to 100) which add up to 100. You may change Your deduction allocation percentages by writing to Our Executive Office. Changes will be effective as of the date We receive them in good order.

If We cannot make a deduction in accordance with these percentages, We will make it based on the proportion of (a) to (b) where (a) is Your unloaned amounts in the General Account and Your amounts in the investment divisions and (b) is the total unloaned amount of Your policy fund.

Deductions for transfer charges are made equally between the investment divisions from which the transfer was made. For example, if the transfer is made from two investment divisions, then the transfer charge assessed to each of the investment divisions will be $12.50.

Loan Charge

Loan interest is charged in arrears on the outstanding loan.  Loan interest that is unpaid when due will be added to the outstanding loan on each policy anniversary (or, if earlier, on the date of loan repayment, policy lapse, surrender, policy termination, or the Insured’s death) and will bear interest at the same rate of the loan.  We currently charge an annual interest rate of 5.0% on loans.

After offsetting the 3% annual interest rate that We guarantee We will credit to the portion of Our General Account securing the loan against the maximum loan interest rate of 8.0%, the maximum guaranteed net cost of the loans is 5.0% annually in policy years 1-5.  However, the current net cost of the loans is 2.0% annually in policy years 1-5.  The current net cost of 2.0% for policy years 1-5 is derived by taking the 5.0% annual interest that We currently charge on loans and reducing it by the 3% annual interest rate We credit to the portion of the General Account securing the standard loan.  If You take a loan after the 5th policy year, We guarantee that the net cost of the loan will be 0%.

Surrender Charge

The surrender charge is the difference between the amount in Your policy fund and Your policy’s cash surrender value for the surrender charge period (this period of time is 19 policy years after the date of issue or increase in face amount). It is a contingent charge designed to partially recover Our expenses in distributing and issuing policies which are terminated by surrender or lapse in their early years (the premium charge is also designed to partially reimburse Us for these expenses). It is a contingent load because You pay it only if You surrender Your policy (or let it lapse) during the surrender charge period. The amount of the charge in a policy year is not necessarily related to Our actual sales expenses in that year. We anticipate that the premium charge and surrender charge will not fully cover Our sales expenses. If sales expenses are not covered by the premium charge and surrender charges, We will cover them with other assets. The net cash surrender value, the amount We pay You if You surrender Your policy for cash, equals the cash surrender value minus any policy debt. The cash surrender value is the policy fund minus the surrender charge. See “Surrendering Your Policy” on page 60.

The first year surrender charge varies by the issue age, sex and class of the Insured at the time the policy is issued. The maximum charge for Your policy per $1,000 of face amount is the first year charge. The first year charge, on a per $1,000 of face amount basis, gradually decreases over the surrender charge period (this period of time is 19 policy years after the date of issue or increase in face amount) and is $0.00 after the surrender charge period expires.

The following table provides some examples of the first year surrender charge. The maximum first year surrender charge for all issue ages, sexes, and classes is $49.00 per $1,000 of the face amount. The $49.00 per $1,000 of the face amount surrender charge occurs for females with issue ages at 70 or older. Your policy will specify the actual surrender charge rate, per $1,000 of face amount, for all durations in the surrender charge period. The table below is only intended to give You an idea of the level of first year surrender charges for a few sample issue ages, sexes and classes.

Examples of First Year Surrender Charges

Per $1,000 of Face Amount

Issue Age	Sex	Class	Surrender Charge Per $1,000 of Face Amount
35	Male	Non-Tobacco or Tobacco	$20.00
55	Female	Non-Tobacco or Tobacco	$ 31.00
65	Male	Non-Tobacco or Tobacco	$ 48.00

A face amount decrease will not reduce the surrender charge. If the face amount is increased, there will be a new or increased surrender charge and a new 19 year surrender charge period for the amount of the increase. The surrender charge for the face amount increase will equal the surrender charge for a new policy with:

a)            The initial face amount set equal to the face amount increase

b)     The Insured’s policy age on the policy date equal to the policy age on the date of the face amount increase; and

c)      The premium class for the face amount increase

Suppose You bought Your policy at issue age 35 under a male preferred nontobacco class with a face amount of $200,000. During the 10th policy year, You decided to increase Your face amount by $100,000 to obtain a total face amount of $300,000. If the face amount increase was determined to be acceptable to Us under the nontobacco class, the surrender charge for Your $100,000 of increase would be the same as the new policy with the following surrender charge criteria:

a)      face amount of $100,000

b)      a policy age of 44 (the increase was effective during the 10th policy year before the policy anniversary at which You attained age 45)

c)      a premium class of male nontobacco

The original $200,000 of face amount would continue to fall under the surrender charge schedule established at the issue date of the policy, but the $100,000 of face amount increase would begin a new surrender charge schedule with the criteria stated in (a) through (c) above. At the time a face amount increase becomes effective, We will send You an endorsement to Your policy which states the surrender charge criteria and surrender charge amounts.

Portfolio Expenses

The value of the net assets of each investment division reflects the management fees and other expenses incurred by the corresponding portfolio in which the investment divisions invest.  Some portfolios also deduct 12b-1 fees from portfolio assets.  You pay these fees and expenses indirectly.  Some portfolios may impose redemption fees, which We would administer and deduct from Your Policy fund.  Any redemption fee would be retained by or paid to the portfolio and not retained by Us. For further information, consult the portfolios’ prospectuses.

Tax Effects

INTRODUCTION

The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations.  This discussion is not intended as tax advice.  Counsel or other competent tax advisors should be consulted for more complete information.  This discussion is based upon Our understanding of the present federal income tax laws.  No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

TAX STATUS OF THE POLICY

In order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited.  Nevertheless, We believe that a policy issued on a standard rate class basis should satisfy the applicable requirements.  There is less guidance, however, with respect to policies issued on a substandard basis and it is not clear whether such policies will in all cases satisfy the applicable requirements particularly if You pay the full amount of premiums under the policy.  If it is subsequently determined that a policy does not satisfy the applicable requirements, We may take appropriate steps to bring the policy into compliance with such requirements and We reserve the right to restrict policy transactions in order to do so.

In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying Separate Account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets.  Although published guidance in this area does not address certain aspects of the policies, We believe that the owner of a policy should not be treated as the owner of the Separate Account assets.  We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying Separate Account assets.

In addition, the Code requires that the investments of the Separate Account be “adequately diversified” in order for the policies to be treated as life insurance policies for federal income tax purposes.  It is intended that the Separate Account, through the funds, will satisfy these diversification requirements.

The following discussion assumes that the policy will qualify as a life insurance policy for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

In General

We believe that the death benefit under a policy should generally be excludible from the gross income of the beneficiary.  Federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.  A tax advisor should be consulted on these consequences.

Generally, the policy owner will not be deemed to be in constructive receipt of the policy cash value until there is a distribution.  When distributions from a policy occur, or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a “modified endowment contract.”

Modified Endowment Contracts (“MEC”)

Under the Internal Revenue Code, certain life insurance policies are classified as “Modified Endowment Contracts,” (MEC) with less favorable tax treatment than other life insurance policies.  Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether it is classified as a MEC.  In general a policy will be classified as a MEC if the amount of premiums paid into the policy causes the policy to fail the “7-pay test.”  A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the sum of the level premiums that would have been paid at that point under a policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under the policy during the first seven years, for example, as a result of a partial surrender, the 7-pay test will have to be reapplied as if the policy had originally been issued at the reduced face amount.  If there is a “material change” in the policy’s benefits or other terms, the policy may have to be retested as if it were a newly issued policy.  A material change may occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium.  Unnecessary premiums are premiums paid into the policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven policy years.  To prevent Your policy from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits.  A current or prospective policy owner should consult a tax advisor to determine whether a policy transaction will cause the policy to be classified as a MEC.

Distributions Other Than Death Benefits from Modified Endowment Contracts

Policies classified as modified endowment contracts are subject to the following tax rules:

(1)      All distributions other than death benefits, including distributions upon surrender and withdrawals, from a modified endowment contract will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the policy owner’s investment in the policy only after all gain has been distributed.

(2)      Loans taken from or secured by a policy classified as a modified endowment contract are treated as distributions and taxed accordingly.

(3)      A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the policy owner has attained age 59½ or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner’s beneficiary or designated beneficiary.

If a policy becomes a modified endowment contract, distributions that occur during the policy year will be taxed as distributions from a modified endowment contract.  In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner.  This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts

Distributions other than death benefits from a policy that is not classified as a modified endowment contract are generally treated first as a recovery of the policy owner’s investment in the policy and only after the recovery of all investment in the policy as taxable income.  However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes if policy benefits are reduced during the first 19 policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a policy that is not a modified endowment contract are generally not treated as distributions.  However, the tax consequences associated with loans after the first five policy years are less clear and a tax advisor should be consulted about such loans.

Finally, neither distributions from nor loans from or secured by a policy that is not a modified endowment contract are subject to the 10 percent additional income tax.

Investment in the Policy

Your investment in the policy is generally Your aggregate premiums.  When a distribution is taken from the policy, Your investment in the policy is reduced by the amount of the distribution that is tax-free.

Policy Loans and the Overloan Protection Benefit

In general, interest on a policy loan will not be deductible.  If a policy loan is outstanding when a policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly.  Before taking out a policy loan, You should consult a tax advisor as to the tax consequences.

This policy may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the policy without allowing the policy to lapse.  The aim of this strategy is to continue borrowing from the policy until its contract value is just enough to pay off the policy loans that have been taken out and then relying on the Overloan Protection Benefit to keep the policy in force until the death of the insured.  Anyone contemplating taking advantage of this strategy should be aware that it involves several risks.  First, if the death benefit under the Overloan Protection Benefit is lower than the policy’s original death benefit, then the policy might become a MEC which could result in a significant tax liability attributable to the balance of any policy debt.  Second, this strategy will fail to achieve its goal if the policy is a MEC or becomes a MEC after the periodic borrowing begins.  Third, this strategy has not been ruled on by the Internal Revenue Service (the “IRS”) or the courts and it may be subject to challenge by the IRS, since it is possible that loans under this policy may be treated as taxable distributions when the rider causes the policy to be converted to a fixed policy.  In that event, assuming policy loans have not already been subject to tax as distributions, a significant tax liability could arise.  Anyone considering using the policy as a source of tax-free income by taking out policy loans should, before purchasing the policy, consult with and rely on a competent tax advisor about the tax risks inherent in such a strategy.

Withholding

To the extent that policy distributions are taxable, they are generally subject to withholding for the recipient’s federal income tax liability.  Recipients can generally elect however, not to have tax withheld from distributions.

Life Insurance Purchases by Residents of Puerto Rico

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Life Insurance Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents.  Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies.  In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence.  Prospective purchasers are advised to consult with and rely a qualified tax advisor regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

Multiple Policies

All modified endowment contracts that are issued by Us (or Our affiliates) to the same policy owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the policy owner’s income when a taxable distribution occurs.

Continuation of Policy Beyond Age 100

The tax consequences of continuing the policy beyond the Insured’s 100th year are unclear.  You should consult a tax advisor if You intend to keep the policy inforce beyond the Insured’s 100th year.

Section 1035 Exchanges

Generally, there are no tax consequences when you exchange one life insurance policy for another, so long as the same person is being insured (a change of the insured is a taxable event).  Paying additional premiums under the new policy may cause it to be treated as a modified endowment contract.  The new policy may also lose any “grandfathering” privilege, where you would be exempt from certain legislative or regulatory changes made after your original policy was issued, if you exchange your policy.  You should consult with a tax advisor if you are considering exchanging any life insurance policy.

Accelerated Benefit Rider—Terminal Illness

We believe that payments received under the Accelerated Benefit Rider—Terminal Illness should be fully excludable from the gross income of the recipient if the recipient is the Insured under the policy (except in certain business contexts) and the insured person's life expectancy is 24 months or less.  However, tax consequences associated with reducing Your death benefit after we pay an accelerated benefit under this rider are uncertain.  You should consult a qualified tax advisor about the consequences of adding this rider to a policy or requesting payment under this rider.

Accelerated Benefit Rider—Chronic Illness

The tax consequences associated with receiving an accelerated benefit payment under the Accelerated Benefit Rider—Chronic Illness are unclear.  It is possible that such distribution may be treated as taxable withdrawals.  Moreover, the tax consequences associated with reducing the death benefit after We pay an accelerated death benefit are also unclear.  You should consult a qualified tax advisor about the consequences of adding this rider to a policy or requesting an advanced sum payment under this rider.

Business Uses of Policy

Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others.  The tax consequences of such plans may vary depending on the particular facts and circumstances.  If You are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, You should consult with and rely on a qualified tax advisor.

Employer-Owned Life Insurance Policies

Pursuant to recently enacted section 101(j) of the Code, unless certain eligibility, notice and consent requirements are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance policy will generally be limited to the premiums paid for such policy (although certain exceptions may apply in specific circumstances).  An employer-owned life insurance policy is a life insurance policy owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such policy.  It is the employer’s responsibility to verify the eligibility of the intended insured under employer-owned life insurance policies and to provide the notices and obtain the consents required by section 101(j).  These requirements generally apply to employer-owned life insurance policies issued or materially modified after August 17, 2006.  A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance policy.

Non-Individual Owners and Business Beneficiaries of Policies

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity’s interest deduction under Code Section 264, even where such entity’s indebtedness is in no way connected to the policy.  In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the Section 264(f) entity-holder rules.  Therefore, it would be advisable to consult with and rely a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.

Split-Dollar Arrangements

The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements.  Consult a qualified tax advisor before entering into or paying additional premiums with respect to such arrangements.

Additionally, the Sarbanes-Oxley Act of 2002 prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers.  It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Any affected business contemplating the purchase of a new policy in connection with a split-dollar life insurance arrangement should consult legal counsel.

Alternative Minimum Tax

There may also be an indirect tax upon the income in the policy or the proceeds of a policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.

Estate, Gift and Generation Skipping Transfer Tax Considerations

The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes.  For example, when the insured dies, the death proceeds will generally be includable in the owner’s estate for purposes of federal estate tax if the insured owned the policy.  If the owner was not the insured, the fair market value of the policy would be included in the owner’s estate upon the owner’s death.  The policy would not be includable in the insured’s estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

Moreover, under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner.  Regulations issued under the Code may require Us to deduct the tax from Your policy, or from any applicable payment, and pay it directly to the IRS.

Qualified tax advisors should be consulted concerning the estate and gift tax consequences of policy ownership and distributions under federal, state and local law.  The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

Please note:  In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010.  Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form.  Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis.  The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that Your estate plan adequately addresses Your needs and that of Your beneficiaries under all possible scenarios.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise.  Consult a tax advisor with respect to legislative developments and their effect on the policy.

Our Income Taxes

Under current federal income tax law, We are not taxed on the Separate Account’s operations.  Thus, currently We do not deduct a charge from the Separate Account for federal income taxes.   We reserve the right to charge the Separate Account for any future federal income taxes We may incur.

Under current laws in several states, We may incur state and local taxes (in addition to premium taxes).  These taxes are not now significant and We are not currently charging for them.  If they increase, We may deduct charges for such taxes.

Additional Information About the Policies

YOUR RIGHT TO EXAMINE THIS POLICY

For a limited period of time, as specified in Your policy, You have a right to examine the policy. If for any reason You are not satisfied with it, then You may cancel the policy. You can cancel the policy by sending it to Our Executive Office along with a written cancellation request. Your cancellation request must be postmarked by the latest of the following dates:

•  10 days after You receive Your policy;

•  10 days after We mail You a written notice telling You about Your rights to cancel (Notice of Withdrawal Right); or

•  45 days after You sign Part 1 of the policy application.

If state law requires a longer right to examine period, it will be noted on the cover page of Your policy.

In all cases, We allocate Your premiums according to Your instructions on the policy’s record date.  Generally, if You cancel Your policy during the right to examine period, then We will return all of the charges deducted from Your paid premiums and policy fund, plus the policy fund. The policy fund will reflect both the positive and negative investment performance of the investment divisions chosen by You in the policy application.  Where required by state law, We will refund the sum of all premiums paid.

Insurance coverage ends when You send Your request.

YOUR POLICY CAN LAPSE

Your Variable Universal Life - CV insurance coverage continues as long as the net cash surrender value of Your policy is enough to pay the monthly deductions that are taken out of Your policy fund. During the no lapse guarantee period coverage continues if Your paid premiums (less loans and withdrawals) exceed the schedule of required no lapse guarantee premiums. If neither of these conditions is true at the beginning of any policy month, then We will send written notification to You and any assignees on Our records that a 61-day grace period has begun and that a specified amount of current premium is due.

If We receive payment of this amount before the end of the grace period, then We will use that amount to pay the overdue deductions. We will put any remaining balance in Your policy fund and allocate it in the same manner as Your previous premium payments.

If We do not receive payment within 61 days, then Your policy will lapse without value. We will withdraw any amount left in Your policy fund. We will apply this amount to the deductions owed to Us, including any applicable surrender charge. We will inform You and any assignee that Your policy has ended without value.

If the Insured person dies during the grace period, We will pay the insurance benefits to the beneficiary, minus any loan, loan interest, and overdue deductions.

YOU MAY REINSTATE YOUR POLICY

You may reinstate the policy within 5 years after lapse.  To reinstate Your policy, You must:

•  fully complete an application for reinstatement,

•  provide satisfactory evidence of insurability for the person or persons to be Insured,

•  pay enough premium to cover all overdue monthly deductions or minimum premium depending on the duration of the policy and the no lapse guarantee period,

•  increase the policy fund so that the policy fund minus any policy debt equals or exceeds the surrender charge,

•  pay or restore any policy debt.

The effective date of reinstatement will be the beginning of the policy month that coincides with or follows the date that We approve Your reinstatement application. Previous loans will be reinstated.

You may not reinstate a policy once it is surrendered.

POLICY PERIODS AND ANNIVERSARIES

We measure policy years, policy months, and policy anniversaries from the policy date shown on Your Schedule of Policy Benefits. Each policy month begins on the same day in each calendar month. The calendar days of 29, 30, and 31 are not used. Our right to challenge a policy and the suicide exclusion are measured from the policy date. See “LIMITS ON OUR RIGHT TO CHALLENGE THE POLICY” on page 77.

MATURITY DATE

The maturity date is the first policy anniversary after the Insured’s 120th birthday. The policy ends on that date if the Insured is still alive and the maturity benefit is paid.

If the Insured survives to the maturity date and You would like to continue the policy, We will extend the maturity date as long as this policy still qualifies as life insurance according to the Internal Revenue Service and Your state.

In order to extend the maturity date, all of the following conditions must be satisfied:

(a)    The policy can not be in the grace period;

(b)   All of the policy fund must be transferred to either the General Account or the Money Market investment division; and

(c)    Death benefit option 1 must be elected.

If the maturity date is extended, the policy may not qualify as life insurance and there may be tax consequences. A tax advisor should be consulted before You elect to extend the maturity date. See “Tax Effects” on page 67. In order to continue the policy beyond the original maturity date, We require that the death benefit not exceed the policy fund on the original maturity date.

WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT

We own the assets of Our Separate Account and use them to support Your policy and other variable life policies. We may permit charges owed to Us to stay in the Separate Account. Thus, We may also participate proportionately in the Separate Account. These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our General Account. The assets in the Separate Account generally are not chargeable with liabilities arising out of any other business We conduct. Your policy fund values and the assets supporting them in the Separate Account are protected from and against any claims arising out of Our other businesses not involving the Separate Account. Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

CHANGING THE SEPARATE ACCOUNT

We have the right to modify how We operate Our Separate Account. We have the right to:

•        add investment divisions to, or remove investment divisions from, Our Separate Account;

•        combine two or more investment divisions within Our Separate Account;

•        withdraw assets relating to the policy from one investment division and put them into another;

•        eliminate the shares of a portfolio and substitute shares of another portfolio of the funds or another open-end investment company. This may happen if the shares of the portfolio are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the purposes of Separate Account A;

•        register or end the registration of Our Separate Account under the Investment Company Act of 1940;

•        operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of interested parties of Midland National);

•        disregard instructions from policy owners regarding a change in the investment objectives of the portfolio or the approval or disapproval of an investment advisory policy. (We would do so only if required by the state insurance regulatory authorities or otherwise pursuant to insurance law or regulation); and

•        operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments. In choosing these investments, We will rely on Our own judgment or that of an outside adviser. In addition, We may disapprove of any change in investment advisers or in investment policies unless a law or regulation provides differently.

If automatic allocations (such as premiums automatically deducted from Your paycheck or bank account, or dollar cost averaging or automatic rebalancing) are being made into an investment division that is removed or no longer available, and if You do not give Us other instructions, then any amounts that would have gone into the removed or closed investment division will be allocated to the Fidelity VIP Money Market investment division until you tell us otherwise.

LIMITS ON OUR RIGHT TO CHALLENGE THE POLICY

We can challenge the validity of Your insurance policy (based on material misstatements in the application) if it appears that the Insured person is not actually covered by the policy under Our rules. There are limits on how and when We can challenge the policy:

•        We cannot challenge the policy after it has been in effect, during the Insured person’s lifetime, for two years from the date the policy was issued or reinstated. (Some states may require Us to measure this in some other way.)

•        We cannot challenge any policy change that requires evidence of insurability (such as an increase in face amount) after the change has been in effect for two years during the Insured’s lifetime.

•        We can challenge at any time (and require proof of continuing disability) an additional benefit that provides benefits to the Insured person in the event that the Insured person becomes totally disabled.

•        If the Insured person dies during the time that We may challenge the validity of the policy, then We may delay payment until We decide whether to challenge the policy.

•        If the Insured person’s age or sex is misstated on any application, then the death benefit and any additional benefits will be changed. They will be those which would be purchased by the most recent deduction for the cost of insurance and the cost of any additional benefits at the Insured person’s correct age and sex.

•        If the Insured person commits suicide within two years after the date on which the policy was issued, then the death benefit will be limited to the total of all paid premiums minus the policy debt minus any partial withdrawals of net cash surrender value. If the Insured person commits suicide within two years after the effective date of Your requested face amount increase, then We will pay the face amount which was in effect before the increase plus the monthly cost of insurance deductions for the increase (some states require Us to measure this time by some other date).

YOUR PAYMENT OPTIONS

You may choose for policy benefits and other payments (such as the net cash surrender value or death benefit) to be paid immediately in one lump sum or in another form of payment. Payments under these options are not affected by the investment performance of any investment division. Instead, interest accrues pursuant to the option chosen. If You do not arrange for a specific form of payment before the Insured person dies, then the beneficiary will have this choice. However, if You do make an arrangement with Us for how the money will be paid, then the beneficiary cannot change Your choice.  Payment options will also be subject to Our rules at the time of selection.

Lump Sum Payments

In most cases, when a death benefit is paid in a lump sum, We will pay the death benefit by establishing an interest bearing draft account, called the "Midland Access Account," for the beneficiary, in the amount of the death benefit proceeds.  We will send the beneficiary a draft account book and the beneficiary will have access to the account simply by writing a draft for all or any part of the amount of the death benefit.  We do not guarantee to credit a minimum interest rate on amounts left in the Midland Access Account. Any interest credited to amounts in the Midland Access Account is taxable as income to the beneficiary.

The Midland Access Account is a draft account and is part of Our General Account.  It is not a bank account or a checking account and it is not insured by the FDIC or any government agency.  As part of our General Account, it is subject to the claims of Our creditors.  We receive a benefit from all amounts left in the Midland Access Account.

Optional Payment Methods

Our consent is required when an optional payment is selected and the payee is either an assignee or not a natural person (i.e., a corporation). Currently, these alternate payment options are only available if the proceeds applied are more than $5,000 and periodic payments are at least $50.

You have the following payment options:

1.Interest Payments: The money will stay on deposit with Us for a period that We agree upon. You will receive interest on the money at a declared interest rate.

2.Installment Options: There are two ways that We pay installments:

a. Fixed Period: We will pay the amount applied in equal installments plus applicable interest, for a specified time, up to 30 years.

b.Fixed Amount: We will pay the sum in installments in an amount that We agree upon. We will continue to pay the installments until We pay the original amount, together with any interest You have earned.

3.Monthly Life Income Option: We will pay the money as monthly income for life. You may choose from 1 of 5 ways to receive the income. We will guarantee payments for:

(1)         at least 5 years (called “5 Years Certain”);

(2)         at least 10 years (called “10 Years Certain”);

(3)         at least 15 years (called “15 Years Certain”);

(4)         at least 20 years (called “20 Years Certain”); or

(5)         payment for life. With this option, payments will only be made as long as the payee is alive. Therefore, if the payee dies after the first payment, only one payment will be made.

4.Other: You may ask Us to apply the money under any option that We make available at the time the benefit is paid.

We guarantee interest under the interest deposit and installment options at 2.75% a year, but We may allow a higher rate of interest.

The beneficiary, or any other person who is entitled to receive payment, may name a successor to receive any amount that We would otherwise pay to that person’s estate if that person died. The person who is entitled to receive payment may change the successor at any time.

We must approve any arrangements that involve more than one of the payment options, or a payee who is a fiduciary or not a natural person. Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect. These include:

•        rules on the minimum amount We will pay under an option,

•        minimum amounts for installment payments,

•        withdrawal or communication rights (Your rights to receive payments over time, for which We may offer You a lump sum payment),

•        the naming of people who are entitled to receive payment and their successors, and

•        the ways of proving age and survival.

You will choose a payment option (or any later changes) and Your choice will take effect in the same way as it would if You were changing a beneficiary. (See “Your Beneficiary” below.) Any amounts that We pay under the payment options will not be subject to the claims of creditors or to legal process, to the extent that the law provides.

Even if the death benefit under the policy is excludible from income, payments under payment options may not be excludible in full.  This is because earnings on the death benefit after the Insured’s death are taxable and payments under the payment options generally include such earnings.  You should consult a tax advisor as to the tax treatment of payments under payment options.

YOUR BENEFICIARY

You name Your beneficiary in Your policy application. The beneficiary is entitled to the death benefits of the policy. You may change the beneficiary during the Insured’s lifetime by writing to Our Executive Office. If no beneficiary is living when the Insured dies, We will pay the death benefit to the owner or owner’s estate.

ASSIGNING YOUR POLICY

You may assign Your rights to this policy. You must send a copy of the assignment to Our Executive Office. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We receive notice of the assignment. An absolute assignment is a change of ownership. There may be tax consequences.

The assignment does not take effect until We accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis.

WHEN WE PAY PROCEEDS FROM THIS POLICY

We will generally pay any death benefits, net cash surrender value, or loan proceeds within seven days after receiving the required form(s) at Our Executive Office. Death benefits are determined as of the date of the Insured person’s death and will not be affected by subsequent changes in the accumulation unit values of the investment divisions. We pay interest from the date of death to the date of payment.

We may delay payment for one or more of the following reasons:

(1) We are investigating the claim, contesting the policy, determining that the beneficiary is qualified to receive the proceeds (e.g., is not a minor or responsible for causing the death), or resolving other issues that must be determined before payment (e.g., conflicting claims to the proceeds).

(2)  We cannot determine the amount of the payment because the New York Stock Exchange is closed, the SEC has restricted trading in securities, or the SEC has declared that an emergency exists.

(3) The SEC permits Us to delay payment to protect Our policy owners.

We may also delay any payment until Your premium checks have cleared Your bank. We may defer payment of any loan amount, withdrawal, or surrender from the General Account for up to six months after We receive Your request. We will not defer payment if it is used to pay premiums on policies with Us.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or “freeze” Your policy fund. If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, surrenders, loans, or death benefits, make transfers, or continue making payments under Your payment option. If a policy fund were frozen, the policy fund would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator.  We may also be required to provide information about You and Your policy to the government agencies and departments.

CHANGE OF ADDRESS NOTIFICATION

To protect You from fraud or theft, We may verify any changes in address You request by sending a confirmation of the change of address to Your old address.

YOUR VOTING RIGHTS AS AN OWNER

We invest the assets of Our Separate Account divisions in shares of the funds’ portfolios. Midland National is the legal owner of the shares and has the right to vote on certain matters. Among other things, We may vote:

•        to elect the funds’ Boards of Directors,

•        to ratify the selection of independent auditors for the funds, and

•        on any other matters described in the funds’ current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940.

Even though We own the shares, We give You the opportunity to tell Us how to vote the number of shares that are allocated to Your policy. We will vote at shareholder meetings according to Your instructions.

The funds will determine how often shareholder meetings are held. As We receive notice of these meetings, We will ask for Your voting instructions. The funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all policy owners, then We will vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio. We will also vote any fund shares that We alone are entitled to vote in the same proportions that policy owners vote. The effect of this proportional voting is that a small number of policy owners may control the outcome of a vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the fund in Our own right to restrict policy owner voting, then We may do so.

You may participate in voting only on matters concerning the fund portfolios in which Your policy fund has been invested. We determine Your voting shares in each division by dividing the amount of Your policy fund allocated to that division by the net asset value of one share of the corresponding fund portfolio. This is determined as of the Record Date set by the funds’ Board for the shareholders meeting. We count fractional shares.

If You have a voting interest, We will provide You proxy material and a form for giving Us voting instructions. In certain cases, We may disregard instructions relating to changes in the funds’ adviser or the investment policies of its portfolios. We will advise You if We do so.

Other insurance companies own shares in the funds to support their variable insurance products. We do not foresee any disadvantage to this. Nevertheless, the funds’ Boards of Directors will monitor events to identify conflicts that may arise and determine appropriate action. If We disagree with any fund action, then We will see that appropriate action is taken to protect Our policy owners.

DISTRIBUTION OF THE POLICIES

We have entered into a distribution agreement with Our affiliate, Sammons Securities Company, LLC (“Sammons Securities Company”) for the distribution and sale of the policies.  Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent Company of Midland National Life Insurance Company.  Sammons Securities Company offers the policies through its registered representatives.  Sammons Securities Company may enter into written sales agreements with other broker-dealers (“selling firms”) for the sale of the policies.  We pay commissions to Sammons Securities Company for sales of the Policies by its registered representatives as well as by selling firms.

Sales commissions may vary, but the maximum commission payable for policy sales is 85% of premiums during policy year 1, 2.5% during policy years 2-19, and 0.00% following policy year 19.  We may also pay additional commissions calculated as a percentage of Your policy fund value at specified times (e.g. at the end of the fifth policy year).  Further, for each premium received following an increase in base face amount, a commission on that premium will be paid up to the target premium for the increase in each year.  The commission for the increase in face amount will be calculated using the commission rates for the corresponding policy year.  We pay commissions for policies sold to policy owners in the substandard risk underwriting class and for rider premiums based on Our rules at the time of payment.  We may also pay additional amounts and reimburse additional expenses of Sammons Securities Company based on various factors.

We also pay for some of Sammons Securities Company’s expenses, including the following sales expenses: registered representative training allowances; compensation and bonuses for the Sammons Securities Company’s management team; advertising expenses; and all other expenses of distributing the policies.  Sammons Securities Company pays its registered representatives all or a portion of the commissions received for their sales of policies.  Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Securities Company.

Non-cash items that We and Sammons Securities Company may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, Sammons Securities Company’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation.  Sales of the policies may help registered representatives and/or their managers qualify for such benefits.  Sammons Securities Company’s registered representatives and managers may receive other payments from Us for services that do not directly involve the sale of the Policies, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs.  Those programs may also include other types of cash and non-cash compensation and other benefits.  You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another.  In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you.  You may wish to take such payments into account when considering and evaluating any recommendations relating to the policy.  Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a policy.

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the policy: (a) deductions from Your premiums; (b) surrender charge; (c) the percent of policy fund charge; (d) the cost of insurance charge; (e) payments, if any, received from the funds or their managers; and (f) investment earnings on amounts allocated under policies to the General Account.  Commissions and other incentives or payments described above are not charged directly to You or the Separate Account but they are reflected in the fees and charges that you do pay directly or indirectly.

The Statement of Additional Information (SAI) can provide You with more detailed information about distribution expenses, commissions, and compensation than is contained in this prospectus.  A free copy of the SAI can be obtained by calling (800) 272-1642 or by contacting Your registered representative.

LEGAL PROCEEDINGS

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits.  In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made.  Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Separate Account, on the ability of Sammons Securities Company, LLC to perform under its distribution agreement, or the ability of the Company to meet its obligations under the policy.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account are contained in the Statement of Additional Information.  Our financial statements should be distinguished from the Separate Account’s financial statements and You should consider Our financial statements only as bearing upon Our ability to meet Our obligations under the policies.  For a free copy of these financial statements and/or the Statement of Additional Information, please call or write to Us at Our Executive Office.

Definitions

Accumulation Unit means the units credited to each investment division in the Separate Account.

Age means the age of the Insured person on his/her last birthday preceding the policy date.

Attained Age means the age of the Insured person on his/her birthday preceding a policy anniversary date.

Beneficiary means the person or persons to whom the policy’s death benefit is paid when the Insured dies.

Business Day means any day the New York Stock Exchange is open for regular trading and ends at the close of the regular trading (usually 3:00 p.m. Central Time).

Cash Surrender Value means the policy fund on the date of the surrender, less any surrender charge.

Death Benefit means the amount payable under Your policy when the Insured dies.

Evidence of Insurability means evidence, satisfactory to Us, that the Insured is insurable and meets Our underwriting standards.

Executive Office means where You write to Us to pay premiums or take other action, such as transfers between investment divisions, changes in face amount, or other such action regarding Your policy. The address is:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

You may also reach Us at Our Executive Office by calling Us toll-free at (800) 272-1642 or faxing Us at (605) 373-3621 (facsimile for administrative requests) or (605) 373‑8557 (facsimile for transaction requests).

Face Amount means the amount stated on the face of Your policy that will be paid either upon the death of the Insured or the policy maturity, whichever date is earlier.

Funds mean the investment companies, commonly called mutual funds, that are available for investment by Separate Account A on the policy date or as later changed by Us.

Inforce means the Insured’s life remains Insured under the terms of the policy.

Investment Division means a division of Separate Account A which invests exclusively in the shares of a specified portfolio of the fund.

Modified Endowment Contract (“MEC”) is a policy where premiums are paid more rapidly than the rate defined by a 7-pay test.

Monthly Anniversary means the day of each month that has the same numerical date as the policy date.

Net Cash Surrender Value means the cash surrender value less any outstanding policy debt.

Net Premium means the premium paid less a deduction of the premium load and less any applicable service charge.  Note:  The first monthly deduction is also taken from the initial premium.

No Lapse Guarantee Period means the amount of time this policy is guaranteed to remain inforce if the sum of the premiums paid, less any policy debt and withdrawals, is equal to or greater than the no lapse guarantee premium requirement.

Policy Anniversary means the same month and day of the policy date in each year following the policy date.

Policy Date means the date insurance coverage is effective and from which policy anniversaries and policy years are determined.

Policy Debt means the total loan on the policy on that date plus the interest that has accrued, but has not been paid as of that date.

Policy Fund means the sum of monies in Our Separate Account A attributable to Your inforce policy plus any monies in Our General Account for Your policy.

Policy Month means a month that starts on a monthly anniversary and ends on the following monthly anniversary.

Policy Year means a year that starts on the policy date or on each anniversary thereafter.

Protected Death Benefit Distributable Fund means the amount equal to 97% of the result of (1) less (2), where:

1.   Is the Policy Fund; and

2.   Is the greater of (a) and (b), where,

(a)    Is (100% - the Protected Death Benefit Percentage) times the Policy Fund; and

(b)   Is the Protected Death Benefit Fund

Record Date means the date the policy is recorded on Our books as an inforce policy.

Rider Date means the date the rider takes effect.

Separate Account means Our Separate Account A which receives and invests Your net premiums under the policy.

Specified Amount means the face amount of the policy.  The term “specified amount” used in Your policy has the same meaning as the term “face amount” used in this prospectus.

Surrender Charge means a charge made only upon surrender of the policy.

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account A, including more information about distribution expenses, commissions, and compensation than is contained in this Prospectus.  The SAI is incorporated by referenced into this Prospectus and is legally a part of this Prospectus.  A free copy of the SAI can be obtained by calling (800) 272-1642 or by contacting Your registered representative. We will send You a copy of the SAI within 3 business days of Your request.

Personalized illustrations of death benefits, cash surrender values, and cash values are also available free of charge upon request.  You can obtain a personalized illustration or make other policy inquiries by contacting Our Executive Office at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

(800) 272-1642

Information about the Separate Account can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the public reference room may be obtained by calling the SEC at 202-551-8090.  Reports and other information about the Separate Account are also available on the SEC’s Internet site at http://www.sec.gov.  Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC  20549-0102

SEC File No. 811-05271

vulcv_sai.htm - Midland National Life Insurance Company

STATEMENT OF ADDITIONAL INFORMATION FOR THE

VARIABLE UNIVERSAL LIFE - CV

Flexible Premium Variable Universal Life Policy

Issued By:

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(through the Midland National Life Separate Account A)

This Statement of Additional Information (“SAI”) expands upon subjects discussed in the current prospectus for the Variable Universal Life Insurance - CV Policy (“policy”) offered by Midland National Life Insurance Company.  You may obtain a free copy of the prospectus dated May 1, 2010, by contacting Us at Our Executive Office at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

(605) 335-5700 (telephone)

 (800) 272-1642 (toll-free telephone)

(605) 373-8557 (facsimile for transaction requests)

(605) 335-3621 (facsimile for administrative requests)

Terms used in this SAI have the same meanings as in the current prospectus for the policy.

This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for this policy and the prospectuses for the 58 Portfolios currently available in the policy.

Dated May 1, 2010

the policy

policyowner

death benefit

payment options

premium limitations

about us

midland national life insurance company

our separate account a

our reports to policyowners

dividends

distribution of the policies

regulation

discount for employees of sammons enterprises, inc.

legal matters

financial matters

additional information

performance

illustrations

financial statements

the policy

The entire contract is made up of the policy, including any supplemental benefit, schedules, the signed written application for the policy, and any attached supplemental written application(s).  We assume that each statement made in the written application is made to the best of the knowledge and belief of the person(s) who made them and, in the absence of fraud, those statements are deeded to be representations and not warranties.  We cannot use any statement to deny a claim or to void the policy unless it is contained in a written application that is made part of the policy by attachment or insertion.

policyowner

The policyowner is the insured unless another individual has been named in the application.  As policyowner, You are entitled to exercise all rights under Your policy while the insured is alive. Without any beneficiary consent You can:

1.       Transfer ownership of Your policy by absolute assignment;

2.       Designate, change or revoke a contingent owner; or

3.       Change any revocable beneficiary during the insured’s lifetime.

With each irrevocable beneficiary’s consent, You may:

  Change the irrevocable beneficiary during the insured’s lifetime;
  Receive any benefit, exercise any right, and use any privilege granted by Your policy allowed by Us; or
  Agree with Us to any change or amendment of Your policy.

If You die while the insured is alive, the contingent owner, if any, will become the owner.  If there is no contingent owner, ownership will pass to Your estate.

death benefit

As long as the policy is still inforce, We will pay the death benefit to the beneficiary when the insured dies.  Federal tax law may require a greater death benefit than the one provided for in Your policy.  Your policy allows a choice between two death benefit qualification tests – the Cash Value Accumulation Test and the Guideline Premium Test.  Both of these tests are ones defined under Section 7702 of the Internal Revenue Code.

If you do not want limits (subject to Company minimums and maximum and the policy becoming a Modified Endowment Contract), on the amount of premium You can pay into the policy, the Cash Value Accumulation Test is usually the better choice.

The Guideline Premium Test will usually result in a lower minimum death benefit than the Cash Value Accumulation Test.  Your choice depends on the premiums You want to pay.  THE GUIDELINE PREMIUM TEST IS THE DEFAULT TEST FOR YOUR POLICY, AND HISTORICALLY HAS BEEN THE MORE POPULAR CHOICE.

Under both the Cash Value Accumulation Test and the Guideline Premium Test, the guideline minimum death benefit is the accumulation value of Your policy (Your policy fund) times a corridor percentage.  The corridor percentages do vary depending on the test that you choose.

For the Guideline Premium Test, the corridor percentage varies by the policy age of the insured(s) at the start of the policy year and declines as the insured person gets older.

The minimum death benefit will be Your policy fund on the day the insured person dies multiplied by the corridor percentage for his or her age. For this purpose, age is the policy age (last birthday) at the beginning of the policy year of the insured person’s death.

For the Cash Value Accumulation Test, the corridor percentage varies by the policy age, sex and Premium Class of the Insured.  The minimum death benefit will be Your policy fund on the day the insured person dies multiplied by the percentage for his or her age.  For this purpose, age is the policy age (last birthday) at the beginning of the policy year of the insured person’s death.

Table of Corridor Percentages – Guideline Premium Test

Based on Policy Fund

If the Insured Person’s Policy Age Is This	The Death Benefit Will Be At Least Equal To This Percent Of The Policy Fund	If the Insured Person’s Policy Age Is This	The Death Benefit Will Be At Least Equal To This Percent Of The Policy Fund
0-40	250%	60	130%
41	243%	61	128%
42	236%	62	126%
43	229%	63	124%
44	222%	64	122%
45	215%	65	120%
46	209%	66	119%
47	203%	67	118%
48	197%	68	117%
49	191%	69	116%
50	185%	70	115%
51	178%	71	113%
52	171%	72	111%
53	164%	73	109%
54	157%	74	107%
55	150%	75-90	105%
56	146%	91	104%
57	142%	92	103%
58	138%	93	102%
59	134%	94	101%
		95-99	100%

These percentages are based on federal income tax law for the Guideline Premium Test, which requires a minimum death benefit, in relation to policy fund, for Your policy to qualify as life insurance.

Example – Assuming Guideline Premium Test

Assume the insured person is 55 years old and the face amount is $100,000. The “corridor percentage” for the Guideline Premium Test at that age is 150%. Under option 1, the death benefit will generally be $100,000. However, when the policy fund is greater than $66,666,67, the corridor percentage applies and the death benefit will be greater than $100,000 (since 150% of $66,666.67 equals $100,000). In this case, at age 55, We multiply the policy fund by a factor of 150%. So if the policy fund were $70,000, then the death benefit would be $105,000.

Under option 2, the death benefit is the face amount plus the policy fund. In this example, if a 55 year-old had a face amount of $100,000 and a policy fund of $200,000, then the death benefit would be $300,000. This figure results from either: (a) adding the face amount to the policy fund or (b) multiplying the policy fund by the corridor percentage. For all policy funds higher than this level, the corridor percentage would apply. Therefore, for every $1.00 added to the policy fund above $200,000, the death benefit would increase by $1.50 (at that age).

Table of Corridor Percentages Cash Value Accumulation Test

Male

Based on Policy Fund

If the Insured Person’s Policy Age is this	The Death Benefit Will be at Least Equal to This Percent of The Policy Fund	If the Insured Person’s Policy Age is this	The Death Benefit Will be at Least Equal to This Percent of The Policy Fund
0	1547.8%	51	272.2%
1	1503.6%	52	263.7%
2	1455.4%	53	255.4%
3	1406.2%	54	247.6%
4	1356.2%	55	240.1%
5	1307.9%	56	232.9%
6	1261.2%	57	226.1%
7	1216.0%	58	219.5%
8	1172.4%	59	213.2%
9	1130.1%	60	207.2%
10	1089.3%	61	201.4%
11	1049.8%	62	195.9%
12	1011.7%	63	190.7%
13	975.9%	64	185.7%
14	941.3%	65	181.0%
15	908.7%	66	176.5%
16	878.8%	67	172.2%
17	850.4%	68	168.0%
18	822.8%	69	164.1%
19	796.6%	70	160.2%
20	771.0%	71	156.5%
21	746.1%	72	153.0%
22	721.7%	73	149.7%
23	698.6%	74	146.5%
24	676.0%	75	143.5%
25	654.0%	76	140.6%
26	632.5%	77	137.9%
27	612.0%	78	135.3%
28	592.1%	79	132.9%
29	572.6%	80	130.6%
30	553.7%	81	128.5%
31	535.2%	82	126.5%
32	517.0%	83	124.6%
33	499.6%	84	122.8%
34	482.6%	85	121.2%
35	466.1%	86	119.7%
36	450.1%	87	118.3%
37	434.8%	88	117.0%
38	420.1%	89	115.9%
39	405.7%	90	114.8%
40	392.0%	91	113.9%
41	378.7%	92	113.0%
42	366.0%	93	112.2%
43	353.8%	94	111.4%
44	342.2%	95	110.8%
45	331.0%	96	110.1%
46	320.2%	97	109.5%
47	309.9%	98	108.9%
48	300.0%	99+	108.4%
49	290.4%
50	281.1%

Example – Assuming Cash Value Accumulation Test

Assume the insured person is 55 years old, male standard non- tobacco and the face amount is $100,000. The “corridor percentage” for the Cash Value Accumulation Test at that age is 240.1%. Under option 1, the death benefit will generally be $100,000. However, when the policy fund is greater than $41,649.31, the corridor percentage applies and the death benefit will be greater than $100,000 (since 240.1% of $41,649.31 equals $100,000). In this case, at age 55, We multiply the policy fund by a factor of 240.1%. So if the policy fund were $70,000, then the death benefit would be $168,070.

Under option 2, the death benefit is the face amount plus the policy fund. In this example, if a 55 year-old had a face amount of $100,000 and a policy fund of $71,377.59, then the death benefit would be $171,377.59. This figure results from either: (a) adding the face amount to the policy fund or (b) multiplying the policy fund by the corridor percentage. For all policy funds higher than this level, the corridor percentage would apply. Therefore, for every $1.00 added to the policy fund above $71,377.59, the death benefit would increase by $2.40 (at that age).

payment options

You may choose for policy benefits and other payments (such as the net cash surrender value or death benefit) to be paid immediately in one lump sum or in another form of payment. Payments under these options are not affected by the investment performance of any investment division. Instead, interest accrues pursuant to the option chosen. If You do not arrange for a specific form of payment before the insured person dies, then the beneficiary will have this choice. However, if You do make an arrangement with Us for how the money will be paid, then the beneficiary cannot change Your choice.  Payment options will also be subject to Our rules at the time of selection.

premium limitations

Federal law limits the premiums that can be paid if this policy is to qualify as life insurance for tax purposes.  We will not accept a premium that would cause this limit to be exceeded.  If We accept such a premium in error, We will refund it as soon as the error is discovered.

If a policy change is executed that causes this policy to exceed the maximum premium limits allowed by federal law, We will refund the excess premium when the total premiums paid exceed the federal limits.

We will accept any premium needed to keep this policy in force.

about us

midland national life insurance company

We are Midland National Life Insurance Company, a stock life insurance company. We were organized, in 1906, in South Dakota, as a mutual life insurance company at that time named “The Dakota Mutual Life Insurance Company”. We were reincorporated as a stock life insurance company in 1909. Our name, Midland National Life Insurance Company, was adopted in 1925. We redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, and Puerto Rico.

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Our Financial Condition:  As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all of the contractual obligations of Our General Account to our policy owners.  We monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments.  It is important to note, however, that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations.  These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on Our General Account assets, as well as the loss in market value of those investments.  We may also experience liquidity risk if Our General Account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide collateral necessary to finance Our business operations.

We encourage both existing and prospective policy owners to read and understand our financial statements, which are included in this Statement of Additional Information ("SAI").

our separate account a

The “Separate Account” is Our Separate Account A, established under the insurance laws of the State of Iowa. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 but this registration does not involve any SEC supervision of its management or investment policies. The Separate Account meets the definition of a “Separate Account” under the federal securities laws. Income, gains and losses credited to, or charged against, the Separate Account reflects the investment experience of the Separate Account and not the investment experience of Midland National’s other assets.  The assets of the Separate Account may not be used to pay any of Our other liabilities.  We are obligated to pay all amounts guaranteed under the policy.

The Separate Account has a number of investment divisions, each of which invests in the shares of a corresponding portfolio of the funds. You may allocate part or all of Your net premiums in up to fifteen of the fifty-eight investment divisions of Our Separate Account at any one time.

our reports to policyowners

We currently intend to send You reports shortly after the end of the third, sixth, ninth, and twelfth policy months of each policy year that show:

•      the current death benefit for Your policy,

•      Your policy fund,

•      information about investment divisions,

•      the cash surrender value of Your policy,

•      the amount of Your outstanding policy loans,

•      the amount of any interest that You owe on the loan, and

•      information about the current loan interest rate.

The annual report will show any transactions involving Your policy fund that occurred during the policy year. Transactions include Your premium allocations, Our deductions, and Your transfer or withdrawals. The annual or other periodic statements provide confirmations of certain regular, periodic items (such as monthly deductions and premium payments by Civil Service Allotment or automatic checking account deductions). We may change these reporting practices. Confirmations will be sent to You for transfers of amounts between investment divisions and certain other policy transactions.

Our report also contains information that is required by the insurance supervisory official in the jurisdiction in which this insurance policy is delivered.

We will send You semi-annual reports with financial information on the funds.

dividends

We do not pay any dividends on these policies.

distribution of the policies

The policies are offered to the public on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering.

Sammons Securities Company, LLC (“Sammons Securities Company”) serves as principal underwriter for the policies.  Sammons Securities Company is a Delaware limited liability company and its home office is located at 4261 Park Road, Ann Arbor, Michigan 48103.  Sammons Securities Company is an indirect, wholly-owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas, which in turn is the ultimate parent company of Midland National Life Insurance Company.  Sammons Securities Company is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc.  Sammons Securities Company offers the policies through its registered representatives.  Sammons Securities Company is a member of the Securities Investor Protection Corporation.  Sammons Securities Company also may enter into selling agreements with other broker-dealers (“selling firms”) and compensate them for their services.  Registered representatives are appointed as Our insurance agents.

Sammons Securities Company received sales compensation with respect to these policies and other variable life policies not included in this registration statement under the Midland National Life Separate Account A in the following amounts during the years indicated:

Fiscal year	Aggregate Amount of Commissions Paid to Sammons Securities Company*	Aggregate Amount of Commissions Retained by Sammons Securities Company*

2007	$8,589,634	$88,602
2008	$7,179,896	$72,557
2009	$4,282,773	$47,429

*Includes total sales compensation paid to registered persons of Sammons Securities Company and an underwriting fee of 1.25% of first-year commissions paid to Sammons Securities Company for all of Midland National’s variable universal life insurance policies under Separate Account A.

Sammons Securities Company passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the policies.  However, under the distribution agreement with Sammons Securities Company, We pay the following sales expenses:

•         sales representative training allowances,

•         deferred compensation and insurance benefits,

•         advertising expenses, and

•         all other expenses of distributing the policies.

We and/or Sammons Securities Company may pay certain selling firms additional amounts for

•         “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives;

•         sales promotions relating to the policies;

•         costs associated with sales conferences and educational seminars for their sales representatives; and

•         other sales expenses incurred by them.

We and/or Sammons Securities Company may make bonus payments to certain selling firms based on aggregate sales or persistency standards.  These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

Pending regulatory approvals, We intend to distribute the policies in all states, except New York, and in certain United States possessions and territories.

regulation

We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where We sell policies. This policy has been filed with and, as necessary, approved by insurance officials in those states. The provisions of this policy may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell policies. The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations.

We are also subject to various federal securities laws and regulations with respect to the Separate Account and the policies.

discount for employees of sammons enterprises, inc.

Employees of Sammons Enterprises, Inc. may receive a discount of up to 25% of first year premiums. Midland National is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Us will be paid into the employee’s policy during the first year. All other policy provisions will apply.

legal matters

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided certain legal advice relating to certain matters under the federal securities laws.

financial matters

The financial statements of Midland National Life Separate Account A and Midland National Life Insurance Company, included in this SAI and the registration statement, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, for the periods indicated in their report which appears in this SAI. The address for PricewaterhouseCoopers LLP is 100 E. Wisconsin Ave., Suite 1800, Milwaukee, WI 53202. The financial statements have been included in reliance upon reports given upon the authority of the firm as experts in accounting and auditing.

additional information

We have filed a Registration Statement relating to the Separate Account and the variable life insurance policy described in this SAI with the SEC. The Registration Statement, which is required by the Securities Act of 1933, includes additional information that is not required in this SAI under the rules and regulations of the SEC. If You would like additional information, then You may obtain it from the SEC’s main office in Washington, DC. You will have to pay a fee for the material.

performance

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners.  We base the performance information on the investment experience of the investment division and the funds.  The information does not indicate or represent future performance.

Total return quotations reflect changes in funds’ share prices, and the automatic reinvestment by the Separate Account of all distributions and the deduction of the mortality and expense risk charge.  The quotations will not reflect deductions from premiums (the premium tax charge), the monthly deduction from the policy fund (the expense charge, the cost of insurance charge, the percent of policy fund charge, and any charges for additional benefits), the surrender charge, or other transaction charges.  These fees and charges would have reduced the performance shown.  Therefore, these returns do not show how actual investment performance will affect policy benefits.  A cumulative total return reflects performance over a stated period of time.  An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.  Average annual total returns tend to smooth out variations in an investment division’s returns and are not the same as actual year-by-year results.

Midland National may advertise performance figures for the investment divisions based on the performance of a portfolio before the Separate Account commenced operations.

illustrations

Midland National may provide individual hypothetical illustrations of policy fund, cash surrender value, and death benefits based on the funds’ historical investment returns.  These illustrations will reflect the deduction of expenses in the funds and the deduction of policy charges, including the deductions from premiums, the monthly deduction from the policy fund and the surrender charge.  The hypothetical illustrations are designed to show the performance that could have resulted if the policy had been in existence during the period illustrated and do not indicate what policy benefits will be in the future.

financial statements

The financial statements of Midland National Life Insurance Company included in this SAI should be distinguished from the financial statements of the Midland National Life Separate Account A and should be considered only as bearing upon the ability of Midland National Life Insurance Company to meet its obligations under the policies.  They should not be considered as bearing upon the safety or investment performance of the assets held in the Separate Account.

Midland National Life Insurance Co.
Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Financial Statements
Years Ended December 31, 2009 and 2008

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Index
----------------------------------------------------------------------------------------

                                                                                 Page(s)

Report of Independent Registered Public Accounting Firm................................1

Consolidated Financial Statements

Statements of Cash Flows.............................................................5-6

Notes to Consolidated Financial Statements..........................................7-57

PricewaterhouseCoopers LLP
Suite 1800
100 E. Wisconsin Ave.
Milwaukee WI 53202
Telephone (414) 212 1600
Facsimile (414) 212 1880
www.pwc.com

                Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of
Midland National Life Insurance Company and Subsidiary

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, of consolidated stockholder's equity, and of consolidated cash flows present fairly, in all material respects, the consolidated financial position of Midland National Life Insurance Company and
Subsidiary (an indirect, wholly owned subsidiary of Sammons Enterprises, Inc.)
(the "Company") at December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended
December 31, 2009 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

March 24, 2010

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Income
----------------------------------------------------------------------------------------
Years Ended December 31, 2009 and 2008

(Dollars in Thousands, except par value and shares)                                          2009                2008

Assets
Investments
    Fixed maturities, available for sale, at fair value                                      $22,256,805         $20,400,384
    Equity securities, at fair value                                                             462,328             387,086
    Mortgage loans                                                                               241,001             252,485
    Policy loans                                                                                 315,979             315,492
    Short-term investments                                                                       353,271             178,271
    Derivative instruments                                                                       435,085             107,416
    Other invested assets                                                                        337,514             377,954
                                                                                       ------------------  ------------------
              Total investments                                                               24,401,983          22,019,088
Cash                                                                                             269,749             103,485
Accrued investment income                                                                        217,912             225,403
Deferred policy acquisition costs                                                              1,798,826           2,012,764
Deferred sales inducements                                                                       626,447             764,191
Present value of future profits of acquired businesses                                            21,767              34,020
Federal income tax asset, net                                                                    410,274             470,627
Other receivables, other assets and property, plant and equipment                                145,213             139,152
Reinsurance receivables                                                                        2,079,974           1,640,493
Separate account assets                                                                          934,472             719,240
                                                                                       ------------------  ------------------
              Total assets                                                                   $30,906,617         $28,128,463
                                                                                       ------------------  ------------------

Liabilities
Policyholder account balances                                                                $23,244,885         $21,648,394
Policy benefit reserves                                                                        1,003,106             965,373
Policy claims and benefits payable                                                                99,461             114,258
Repurchase agreements, other borrowings and collateral on derivatives                          2,974,315           3,049,335
Derivative instruments                                                                            51,187              47,123
Other liabilities                                                                                674,515             406,693
Separate account liabilities                                                                     934,472             719,240
                                                                                       ------------------  ------------------
              Total liabilities                                                               28,981,941          26,950,416
                                                                                       ------------------  ------------------

Stockholder's equity
Common stock, $1 par value, 2,549,439 shares authorized,
 2,548,878 shares outstanding                                                                      2,549               2,549
Additional paid-in capital                                                                       301,827             318,707
Accumulated other comprehensive loss                                                            (483,751)           (781,910)
Retained earnings                                                                              1,599,861           1,504,864
                                                                                       ------------------  ------------------
    Total Midland National Life Ins. Co. stockholder's equity                                  1,420,486           1,044,210
Noncontrolling interest                                                                          504,190             133,837
                                                                                       ------------------  ------------------
    Total stockholder's equity                                                                 1,924,676           1,178,047
                                                                                       ------------------  ------------------
              Total liabilities and stockholder's equity                                     $30,906,617         $28,128,463
                                                                                       ------------------  ------------------

The accompanying notes are an integral part of these consolidated financial statements.

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Stockholder's Equity
----------------------------------------------------------------------------------------
Years Ended December 31, 2009 and 2008

(Dollars in Thousands)                                                            2009               2008               2007
Revenues
Premiums                                                                           $ 147,415          $ 137,156          $ 124,312
Interest sensitive life and investment product charges                               295,560            288,514            273,272
Net investment income                                                              1,059,608            966,440          1,135,638
Net gains (losses) on derivatives                                                   (157,076)           (37,865)           116,037
Net unrealized gain on variable interest entity                                       35,795             27,442                  -
Net realized investment gains (losses)                                               154,827            117,775             79,331

  Total other-than-temporary impairment losses                                       (83,778)           (87,404)            (7,394)
    Non-credit portion in other comprehensive income (loss)                           12,307                  -                  -
                                                                             ----------------   ----------------   ----------------
Net impairment loss recognized in earnings                                           (71,471)           (87,404)            (7,394)

Other income                                                                          12,419             16,583             14,862
                                                                             ----------------   ----------------   ----------------
              Total revenue                                                        1,477,077          1,428,641          1,736,058
                                                                             ----------------   ----------------   ----------------

Benefits and expenses
Interest credited to policyholder account balances                                   541,266            447,901            709,144
Benefits incurred                                                                    238,071            245,319            220,550
Amortization of deferred sales inducements                                            60,246             74,081             80,334
                                                                             ----------------   ----------------   ----------------
              Total benefits                                                         839,583            767,301          1,010,028
                                                                             ----------------   ----------------   ----------------

Operating and other expenses (net of commissions and other
 expenses deferred)                                                                  162,648             92,491             99,857
Amortization of deferred policy acquisition costs and
 present value of future profits of acquired businesses                              175,601            178,739            236,708
                                                                             ----------------   ----------------   ----------------
              Total benefits and expenses                                          1,177,832          1,038,531          1,346,593
                                                                             ----------------   ----------------   ----------------
              Income before income taxes                                             299,245            390,110            389,465
Income tax expense                                                                   102,308            138,996            134,086
                                                                             ----------------   ----------------   ----------------

              Net income                                                           $ 196,937          $ 251,114          $ 255,379
                                                                             ----------------   ----------------   ----------------

        Less: Net income attributable to noncontrolling interests                    (57,373)            (6,437)                 -
                                                                             ----------------   ----------------   ----------------
    Net income attributable to Midland National Life Ins. Co                       $ 139,564          $ 244,677          $ 255,379
                                                                             ----------------   ----------------   ----------------

The accompanying notes are an integral part of these consolidated financial statements.

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Cash Flows
----------------------------------------------------------------------------------------
Years Ended December 31, 2009 and 2008

                                                               Midland National Life Insurance Co. Stockholder's Equity
                                                               --------------------------------------------------------
                                                                                                      Accumulated
                                                                          Additional                    Other
                                                                Common     Paid-in     Comprehensive  Comprehensive
(Dollars in Thousands)                                          Stock      Capital     Income (Loss)  Income (Loss)

                                                               ---------  ----------                  ------------
Balances at December 31, 2006                                     2,549     268,707                       12,823
Comprehensive income (loss)
   Net income                                                                            $255,379
   Other comprehensive income (loss)
     Pension liability (net of tax $757)                                                    1,407          1,407
     Net unrealized loss on available-for-sale investments
      and certain interest rate swaps (net of tax ($36,257))                              (67,332)       (67,332)
                                                                                       -----------
           Total comprehensive income                                                    $189,454
                                                                                       -----------
Adjustment to initially apply SFAS Statement No. 158
   (net of applicable income tax benefit of ($1,312))                                                     (2,438)
Dividends paid on common stock
                                                               ---------  ----------                  -----------
Balances at December 31, 2007                                     2,549     268,707                      (55,540)

Comprehensive income (loss)
   Net income                                                                            $244,677
   Other comprehensive income (loss)
     Pension liability (net of tax ($1,259))                                               (2,337)        (2,337)
     Post-retirement liability (net of tax of $682)                                         1,266          1,266
     Net unrealized loss on available-for-sale investments
      and certain interest rate swaps (net of tax ($390,545))                            (725,299)      (725,299)
                                                                                       -----------
           Total comprehensive loss                                                    $ (481,693)
                                                                                       -----------
Capital contribution                                                         50,000
Dividends paid on common stock
                                                               ---------  ----------                  -----------
Balances at December 31, 2008                                   $ 2,549    $318,707                   $ (781,910)
                                                               ---------  ----------                  -----------
Reclassification of non-credit impairment losses
   from prior periods (net of tax ($3,796))                                                               (7,050)
Sale of subsidiary to noncontrolling interest                               (16,880)
Comprehensive income (loss)
   Net income                                                                            $139,564
   Other comprehensive income (loss)
     Pension liability (net of tax ($1,200))                                               (2,229)        (2,229)
     Post-retirement liability (net of tax of $340)                                           630            630
     Net unrealized gain on available-for-sale investments,
      non-credit portion of OTTI, and certain interest rate
      swaps (net of tax $165,204)                                                         306,808        306,808
                                                                                       -----------
           Total comprehensive income                                                     444,773
                                                                                       -----------
Capital contribution
Dividends paid on common stock
                                                               ---------  ----------                  -----------
Balances at December 31, 2009                                   $ 2,549    $301,827                   $ (483,751)
                                                               ---------  ----------                  -----------

The accompanying notes are an integral part of these consolidated financial statements.

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Cash Flows (Continued)
----------------------------------------------------------------------------------------
Years Ended December 31, 2009 and 2008

                                                               Midland National Life Insurance Co. Stockholder's Equity
                                                               --------------------------------------------------------

                                                                                             Total
                                                                Retained    Noncontrolling  Stockholder's
(Dollars in Thousands)                                          Earnings      Interest       Equity
                                                                             ------------
                                                               ------------                -----------
Balances at December 31, 2006                                    1,094,893             -    1,378,972
Comprehensive income (loss)
   Net income                                                      255,379                    255,379
   Other comprehensive income (loss)
     Pension liability (net of tax $757)                                                        1,407
     Net unrealized loss on available-for-sale investments
      and certain interest rate swaps (net of tax ($36,257))                                  (67,332)

           Total comprehensive income

Adjustment to initially apply SFAS Statement No. 158
   (net of applicable income tax benefit of ($1,312))                                          (2,438)
Dividends paid on common stock                                     (43,345)                   (43,345)
                                                               ------------  ------------  -----------
Balances at December 31, 2007                                    1,306,927             -    1,522,643

Comprehensive income (loss)
   Net income                                                      244,677         6,437      251,114
   Other comprehensive income (loss)
     Pension liability (net of tax ($1,259))                                                   (2,337)
     Post-retirement liability (net of tax of $682)                                             1,266
     Net unrealized loss on available-for-sale investments
      and certain interest rate swaps (net of tax ($390,545))                                (725,299)

           Total comprehensive loss

Capital contribution                                                             127,400      177,400
Dividends paid on common stock                                     (46,740)                   (46,740)
                                                                             ------------  -----------
Balances at December 31, 2008                                  $ 1,504,864     $ 133,837   $ 1,178,047
                                                               ------------  ------------  -----------
Reclassification of non-credit impairment losses
   from prior periods (net of tax ($3,796))                          7,050                          -
Sale of subsidiary to noncontrolling interest                                     16,880            -
Comprehensive income (loss)
   Net income                                                      139,564        57,373      196,937
   Other comprehensive income (loss)
     Pension liability (net of tax ($1,200))                                                   (2,229)
     Post-retirement liability (net of tax of $340)                                               630
     Net unrealized gain on available-for-sale investments,
      non-credit portion of OTTI, and certain interest rate
      swaps (net of tax $165,204)                                                             306,808

           Total comprehensive income

Capital contribution                                                             296,100      296,100
Dividends paid on common stock                                     (51,617)                   (51,617)
                                                               ------------                -----------
Balances at December 31, 2009                                  $ 1,599,861     $ 504,190   $ 1,924,676
                                                               ------------  ------------  -----------

The accompanying notes are an integral part of these consolidated financial statements.

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Cash Flows
----------------------------------------------------------------------------------------
Years Ended December 31, 2009 and 2008

(Dollars in Thousands)                                                 2009          2008          2007

Cash flows from operating activities
Net income                                                          $  196,937    $  251,114    $  255,379
Adjustments to reconcile net income to net cash
 (used in) provided by operating activities
    Amortization of deferred policy acquisition costs,
     deferred sales inducements and
     present value of future profits of
     acquired businesses                                               235,847       252,821       317,042
    Net amortization of premiums and discounts on investments          (89,973)      (53,509)      (38,907)
    Amortization of index options                                      165,439       258,469       266,142
    Policy acquisition costs deferred                                 (214,843)     (239,169)     (227,657)
    Sales inducements deferred                                         (74,579)      (96,598)      (82,688)
    Net realized investment (gains) losses                             (83,356)      (30,371)      (71,937)
    Net losses (gains) on derivatives                                  157,076        37,865      (116,037)
    Net unrealized gain from variable interest entity                  (35,795)      (27,442)            -
    Deferred income taxes                                              (17,781)       21,142        48,077
    Net interest credited and product charges on
     universal life and investment policies                            436,536       365,747       709,715
    Changes in other assets and liabilities
      Net receivables                                                  (57,028)       (8,417)     (118,256)
      Net payables                                                     125,697        18,239       (17,826)
      Policy benefits                                                   55,813        91,041        65,289
      Other                                                               (567)        4,410         5,808
                                                                    -----------  ------------  ------------

              Net cash provided by operating activities                799,423       845,342       994,144
                                                                    -----------  ------------  ------------

Cash flows from investing activities
Proceeds from investments sold, matured or repaid
    Fixed maturities                                                 7,712,355     8,621,197    10,477,422
    Equity securities                                                  100,281       138,241       594,464
    Mortgage loans                                                      33,601        43,499        37,901
    Derivative instruments                                               9,987        45,877        13,554
    Other invested assets                                               37,206        26,382        62,235
Cost of investments acquired
    Fixed maturities                                                (9,049,051)  (10,928,448)  (12,192,132)
    Equity securities                                                 (102,725)     (130,751)     (586,859)
    Mortgage loans                                                     (25,893)       (4,720)      (24,568)
    Derivative instruments                                            (162,597)     (423,186)     (304,478)
    Other invested assets                                              (28,219)      (84,276)      (87,119)
Net change in policy loans                                                (487)      (16,081)      (13,647)
Net change in short-term investments                                  (175,000)      174,597       126,537
Net change in collateral on derivatives                                183,681       (92,372)     (158,990)
Net change in amounts due to/from brokers                              144,838         5,189         3,065
                                                                    -----------  ------------  ------------
              Net cash used in investing activities                 (1,322,023)   (2,624,852)   (2,052,615)
                                                                    -----------  ------------  ------------

Cash flows from financing activities
Receipts from universal life and investment products                 2,779,877     2,798,104     2,616,859
Benefits paid on universal life and investment
 products                                                           (2,076,795)   (1,870,294)   (1,805,015)
Net change in repurchase agreements and other borrowings              (258,701)      820,615       256,585
Receipts related to noncontrolling interest                            296,100       127,400
Capital contribution received                                                -        50,000             -
Dividends paid on common stock                                         (51,617)      (46,740)      (43,345)
                                                                    -----------  ------------  ------------
              Net cash provided by financing activities                688,864     1,879,085     1,025,084
                                                                    -----------  ------------  ------------

Net increase (decrease) in cash                                        166,264        99,575       (33,387)
Cash at beginning of year                                              103,485         3,910        37,297
                                                                    -----------  ------------  ------------
Cash at end of year                                                 $  269,749    $  103,485    $    3,910
                                                                    -----------  ------------  ------------

Supplemental disclosures of cash flow information
Cash paid during the year for
    Income taxes, paid to parent                                    $  204,153    $   59,855    $  107,447
    Interest on other borrowings                                         4,594         5,044           449

The accompanying notes are an integral part of these consolidated financial statements.

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Notes to Consolidated Financial Statements
Years Ended December 31, 2009 and 2008
----------------------------------------------------------------------------------------

(Dollars in Thousands)

1.      Summary of Significant Accounting Policies

        Organization
        Midland National Life Insurance Company and Subsidiary ("Midland
        National" or the "Company") is an indirect wholly owned subsidiary of
        Sammons Enterprises, Inc. ("SEI"). SFG Reinsurance Company ("SFG Re"), a
        subsidiary of Midland National, is a captive reinsurance company domiciled in South Carolina. Together, these companies offer individual life and annuity products in 49 states and the District of Columbia. The
        Company is affiliated through common ownership with North American
        Company for Life and Health Insurance ("North American").

        During 2008, Midland National became a limited partner in Guggenheim
        Partners Opportunistic Investment Grade Securities Fund, LLC (the
        "Fund") a private investment company and variable interest entity.
        Midland National is considered the primary beneficiary and owns 50.9%
        and 62.9% of the Fund as of December 31, 2009 and 2008, respectively. As the primary beneficiary, the Company consolidates the Fund in its consolidated financial statements.

        During 2008, SEI made a $50,000 capital contribution to the Company.

        Basis of Presentation
        The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United
        State of America ("GAAP") and reflect the consolidation of the Company with its wholly owned and majority owned subsidiary. All intercompany transactions have been eliminated in consolidation.

        The Company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity ("VIE").

        Voting interest entities are entities in which the total equity investment at risk is sufficient to enable the entity to finance its activities independently and the equity holders have the obligation to absorb losses, the right to receive residual returns, and the right to make decisions about the entity's activities. The usual condition for a controlling financial interest in an entity is ownership of a majority voting interest. Accordingly, the Company consolidates voting interest entities in which it has a majority voting interest.

        A VIE is defined as an entity whose equity investors do not have a controlling financial interest or do not have sufficient capital at risk for the entity to finance its activities without additional financial support from other parties. A company is deemed to be the primary beneficiary of a VIE if it expects to absorb a majority of the entities losses or receive a majority of the VIE's residual returns, or both. The
        Company consolidates VIE's for which it is deemed to be the primary beneficiary. The Company's share of earnings and losses of the investee is included in the consolidated operating results when the Company is able to exercise significant influence over the operating and financial decisions of the investee.

        When the Company does not have a controlling financial interest in an entity but exerts significant influence over the entity's operating and financial policies (generally defined as owning a voting interest of 20%
        to 50%) and has an investment in common stock or in-substance common stock, the Company accounts for its investment either with the equity method of accounting or at fair value.

        During 2008, one variable interest entity was identified where the
        Company is the primary beneficiary (refer to note 6). As of December 31,
        2009, the Company has other investments in limited partnerships that are reviewed to determine if any are variable interest entities. Some of these investments are VIEs, but in each case the Company has determined it is not the primary beneficiary. In accordance with the guidance on consolidating variable interest entities, the Company will continue to evaluate its position in the future as circumstances may change and the entity could be determined to be a VIE and the Company could become a primary beneficiary, in which case the Company would consolidate the variable interest entity into its financial statements.

        The Company evaluated subsequent events through March 24, 2010, the date the consolidated financial statements were issued.

        Use of Estimates
        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates.

        The most significant areas which require the use of management's estimates relate to the determination of the fair values of financial assets and liabilities, derivative instruments, deferred policy acquisition costs, deferred sales inducements, present value of future profits of acquired businesses and future policy benefits for traditional life insurance policies.

        Interest Rate Risk
        The Company is subject to the risk that interest rates will change and cause changes in investment prepayments and changes in the value of its investments. Policyholder persistency is also affected by changes in interest rates. To the extent that fluctuations in interest rates cause the cash flows and duration of assets and liabilities to differ from product pricing assumptions, the Company may have to sell assets prior to their maturity and realize a loss.

        Liquidity Risk
        Market conditions for fixed income securities could be such that illiquidity in the markets could make it difficult for the Company to sell certain securities and generate cash to meet policyholder obligations. Management believes it has adequate liquidity in its investment portfolio and other sources of funds to meet any future policyholder obligations.

        Counterparty Risk
        The Company enters into derivative and repurchase agreements with various financial institution counterparties. The Company is at risk that any particular counterparty will fail to fulfill its obligations under outstanding agreements. The Company limits this risk by selecting counterparties with long-standing performance records and with credit ratings of "A" or above. The amount of exposure to each counterparty is essentially the net replacement cost or market value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the Company or counterparty.

        Fair Value of Financial Instruments
        Beginning in the year ended December 31, 2008, the Company adopted the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities as issued by the
        Financial Accounting Standards Board (FASB). See Notes 2 and 3 for a
        discussion of this guidance. The Company uses the following methods and assumptions in estimating the fair values of its financial instruments:

        Investment Securities
        Fair values for fixed maturity securities are obtained primarily from independent pricing sources, broker quotes and fair value/cash flow models. Fair value is based on quoted market prices, where available.
        For fixed maturities not actively traded, fair value is estimated using values obtained from independent pricing services or broker quotes. In some cases, such as private placements and certain mortgage-backed securities, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities is based on quoted market prices, where available, and for those equity securities not actively traded fair values are obtained from independent pricing services or from internal fair value/cash flow models.

        Mortgage Loans
        Fair value for mortgage loans is estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the initial valuation mortgage portfolio that was conducted by an independent broker/dealer upon acquisition of the majority of the loans at which time each mortgage was modeled and assigned a spread corresponding to its risk profile for valuation purposes. For fair value reporting purposes, these spreads are adjusted for current market conditions. Fair values are also adjusted by internally generated illiquidity and default factors.

        Short-term Investments
        The carrying amounts reported in the consolidated balance sheets for these instruments, which primarily consist of commercial paper, money market funds and fixed income securities acquired with less than one year to maturity, approximate their fair values due to the nature of these assets.

        Derivative Instruments
        Fair values for interest rate swaps, credit default swaps, interest rate floors and other derivatives are based on exchange prices, broker quoted prices or fair values provided by the counterparties. Variation margin accounts, consisting of cash balances applicable to open futures contracts, held by counterparties are reported at the cash balances, which is equal to fair value. Fair values for call options are based on internal financial models or counterparty quoted prices.

        Other Invested Assets
        Other invested assets consist primarily of limited partnerships. In most cases, the carrying amounts represent the Company's share of the entity's underlying equity reported in its balance sheet. In situations where the Company has an ownership of less than 5%, the limited partnership is carried at cost. The fair value of limited partnership assets is equal to the Company's ownership of partners' capital, which is obtained from financial statements issued by the partnerships.

        Assets held in separate accounts
        Separate account assets are reported at estimated fair value in the consolidated balance sheets based on quoted net asset values of the underlying mutual funds.

        Investment-type Insurance Contracts
        Fair value for the Company's liabilities under investment-type insurance contracts is estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.
        The reported value of the Company's investment-type insurance contracts includes the fair value of indexed life and annuity embedded derivatives. These fair values are calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect our credit risk and an additional provision for adverse deviation.

        The above fair value estimates are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Accordingly, the aggregate fair value amounts presented in Note 3 do not represent the underlying value to the Company.

        Investments and Investment Income
        The Company is required to classify its fixed maturity investments
        (bonds and redeemable preferred stocks) and equity securities (common and nonredeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity;" securities that are held for current resale are classified as "trading securities;" and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the balance sheet. The Company currently has no securities classified as held-to-maturity or trading.

        Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at fair value with the unrealized holding gains and losses and non-credit related impairments losses included as a component of other comprehensive income (loss) in the consolidated statements of stockholder's equity, net of related adjustments to deferred policy acquisition costs, deferred sales inducements, deferred income taxes, and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains (losses).
        Cash flows from available-for-sale security transactions are included in investing activities in the consolidated statements of cash flows.

        As previously discussed in the Organization section of this footnote, the Company consolidates a private investment company VIE in its consolidated financial statements. As an investment company, the VIE does not classify its fixed maturity investments into the three previously described categories. In addition, the VIE, and therefore the
        Company in its consolidation of the VIE, reports its fixed maturity investments at fair value but the unrealized gains and losses are reported as net unrealized gain from variable interest entity in the consolidated statements of income rather than as a component of other comprehensive income (loss) in the consolidated statements of stockholder's equity. Included in available-for-sale fixed maturity securities in the accompanying consolidated balance sheets are
        $1,265,946 and $195,545 as of December 31, 2009 and 2008, respectively, of the VIE. The unrealized gains on these fixed maturity securities of
        $34,739 and $27,311 for the years ended December 31, 2009 and 2008, respectively, are reported as net unrealized gain from variable interest entity in the accompanying consolidated statements of income. In addition, the VIE holds one preferred stock that is reported as an equity security in the accompanying consolidated balance sheets. The reported value of this security is $3,049 and $1,021 as of December 31,
        2009 and 2008, respectively, and the unrealized gain of $1,056 and $131 for the years ended December 31, 2009 and 2008, respectively, is reported as a component of net unrealized gain from variable interest entity in the accompanying consolidated statements of income.

        For collateralized mortgage obligations ("CMO's") and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.
        Included in this category is approximately $96,981 of mortgaged-backed securities that are all or partially collateralized by sub-prime mortgages at December 31, 2009. A sub-prime mortgage is defined as a mortgage with one or more of the following attributes: weak credit score, high debt-to-income ratio, high loan-to-value ratio or undocumented income. In recent years, the deterioration in the sub-prime mortgage market has had an adverse impact on the overall credit markets, particularly related to the fair values of CMO's and other asset-backed securities. The Company is exposed to credit risk associated with the sub-prime lending market and continues to monitor these investments in connection with the Company's other-than-temporary impairment policy. At
        December 31, 2009, 62% of the Company's securities with sub-prime exposure are rated as investment grade.

        Mortgage loans are carried at the adjusted unpaid balances.
        Approximately 61% of the mortgage loans were acquired in 2003 and were recorded at fair value as of the purchase date. Approximately 28% of the
        Company's mortgage loan portfolio is located in Florida, Georgia, North
        Carolina and South Carolina and 17% is located in Illinois, Indiana,
        Michigan, Ohio and Wisconsin. The composition of the mortgage loan portfolio by property characteristic category as of December 31, 2009, was as follows: Office 32%, Industrial 23%, Residential 12%, Retail 6%,
        Apartment 2% and Other 25%. Two new mortgages were acquired in 2009 for
        $25,893, the majority of which related to an additional mortgage on the property of an indirect affiliate (see Note 16). The Company purchased
        95 existing residential reverse mortgages in 2007. These reverse mortgages are first liens on the related residential properties located primarily in California and Florida. At December 31, 2009, the reported value of these reverse mortgages was $27,870. Income on reverse mortgages is recognized using an effective yield based on the contractual interest rate and anticipated repayment of the mortgage. The maximum percentage of any one loan to the value of the underlying property at the time the loan was initiated was 80% for all standard mortgage loans. The reverse mortgages have a Principal Limit Factor
        ("PLF") that defines the maximum amount that can be advanced to a borrower. The PLF is a function of the age of the borrower and co-borrower, if any, and the appraised value of the residential property. The maximum PLF in the Company's reverse mortgage portfolio is
        62.5% of the underlying property value at the time of mortgage origination. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Interest income on non-performing loans is generally recognized on a cash basis. The Company reviews its mortgage loans for impairment on an on-going basis. It considers such factors as delinquency of payments, decreases in the value of underlying properties, the financial condition of the mortgagee and the impact of general economic conditions in the geographic areas of the properties collateralizing the mortgages. Once the determination is made that a mortgage loan is impaired, the primary consideration used to determine the amount of the impairment is the fair market value of the underlying property. The Company assumes it would receive the proceeds from the sale of the underlying property less sale expenses. As a result of this review, the Company recognized an impairment charge against earnings of
        $1,530 for the year ended December 31, 2009 related to four mortgage loans. There was no impairment charge recognized in 2008.

        Short-term investments primarily include commercial paper, money market funds and fixed income securities acquired with less than one year to maturity and are stated at amortized cost. Policy loans are carried at unpaid principal balances.

        Derivative instruments consist of options, futures, interest rate floors, interest rate and credit default swaps. Options are reported at fair value, which are determined from internal financial models and compared to fair values provided by counterparties. Futures are reported at the cash balances held in counterparty variation margin accounts, which amount equals fair value. The interest rate floors and swaps and credit default swaps are reported at fair value, which values are determined from models using market observable inputs or quoted prices from counterparties.

        Other invested assets are primarily comprised of limited partnerships.
        Limited partnerships are recorded at fair value using the net asset value per share under the equity method of accounting in accordance with authoritative guidance issued by the FASB where the Company owns 5% or more of the entity's equity (reported at cost where the Company owns less than 5%). The net asset value per share is the Company's share of the limited partnerships total equity. These investments are reviewed for impairment on a quarterly basis.

        Investment income is recorded when earned. Realized gains and losses are determined on the basis of specific identification of the investments.
        Dividends are recorded on the ex-dividend date.

        The Company reviews its investments to determine if declines in value are other-than-temporary. During 2008, the general credit markets were distressed and there was illiquidity in many of the markets where the
        Company trades its fixed income securities. This distress and illiquidity significantly impacted the fair values of the Company's fixed income securities as of December 31, 2008. The credit market conditions improved significantly during 2009 and, as a result, the unrealized losses in the Company's fixed income portfolio were lower at
        December 31, 2009 than at December 31, 2008. If the fair value of a debt security is less than its amortized cost basis at the balance sheet date, the Company must assess whether the impairment is
        other-than-temporary. For fixed income securities, the primary factor the Company considers in its assessment of whether a decline in value is other-than-temporary is the issuer's ability to pay the amounts due according to the contractual terms of the investment. Additional factors considered in evaluating whether a decline in value is
        other-than-temporary are the length of time and magnitude by which the fair value is less than amortized cost, adverse conditions specifically related to the security, changes to the rating of the security by a rating agency, changes in the quality of underlying credit enhancements and changes in the fair value of the security subsequent to the balance sheet date.

        Effective January 1, 2009, the Company implemented new guidance issued by the FASB that expands the determination of whether an impairment of debt securities is other-than-temporary and the determination of the amount of the impairment to charge against earnings. When an other-than-temporary impairment has occurred, the amount of the impairment charged against earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the
        Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis, the entire impairment is recognized as a charge against earnings.
        If the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security before recovery of its amortized cost basis, the impairment is bifurcated into a credit related loss and a non-credit related loss. The credit related loss is measured as the difference between the present value of cash flows expected to be collected from the debt security and the debt security's amortized cost. The amount of the credit related loss is recognized as a charge against earnings. The difference between the unrealized loss on the impaired debt security and the credit related loss charged against earnings is the non-credit related loss that is recognized in accumulated other comprehensive loss.

        The Company uses a single best estimate of cash flows approach and uses the effective yield prior to the date of impairment to calculate the present value of cash flows. The Company's assumptions for residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities and collateralized debt obligations include collateral pledged, scheduled interest payments, default levels, delinquency rates and the level of nonperforming assets for the remainder of the investments' expected term. The company's assumptions for corporate and other fixed maturity securities include scheduled interest payments and an estimated recovery value, generally based on a percentage return of the current market value.

        After an other-than-temporary write-down, the new cost basis is the prior amortized cost less the credit loss. The adjusted cost basis is generally not adjusted for subsequent recoveries in fair value. However, if the Company can reasonably estimate future cash flows after a write-down and the expected cash flows indicate some or all of the credit related loss will be recovered, the discount or reduced premium recorded is amortized over the remaining life of the security.
        Amortization in this instance is computed using the prospective method and is determined based on the current estimate of the amount and timing of future cash flows.

        During 2009, 2008 and 2007, the Company recorded $71,471, $87,404 and
        $7,394, respectively, of realized losses as a result of
        other-than-temporary impairments. These losses are included in net impairment loss recognized in earnings in the consolidated statements of income. The Company was required to recognize the cumulative effect of initially applying this guidance. For the fixed income securities held at the beginning of 2009 for which an other-than-temporary impairment was previously recognized and the Company did not intend to sell and it was not more likely than not that it would be required to sell the security before recovery of its amortized cost basis, the cumulative effect of initially applying this guidance is recognized as an adjustment to the opening balance of retained earnings with a corresponding adjustment to accumulated other comprehensive income. The amount of the cumulative effect adjustment recognized by the Company was
        $7,050, which is reported in the accompanying consolidated statements of stockholder's equity.

        Cash
        Cash consists of demand deposits and non-interest bearing deposits held by custodial banks.

        Recognition of Traditional Life Revenue and Policy Benefits Traditional
        life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of deferred policy acquisition costs.

        The liabilities for the policy benefit reserves for traditional life insurance policies of $1,003,106 and $965,373 at December 31, 2009 and
        2008, respectively, generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity and withdrawals that were appropriate at the time the policies were issued or acquired. Interest rate assumptions ranged primarily from
        6.00% to 9.00% in 2009 and 2008.

        Recognition of Revenue and Policy Benefits for Interest Sensitive Life
        Insurance Products and Investment Contracts ("Interest Sensitive
        Policies")
        Interest sensitive policies are issued on a periodic and single premium basis. Amounts collected are credited to policyholder account balances.
        Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments that support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest and fixed index amounts credited to the account balances.

        Policyholder reserves for universal life and other interest sensitive life insurance and investment contracts, reported in the consolidated balance sheets as policyholder account balances of $23,244,885 and
        $21,648,394 at December 31, 2009 and 2008, respectively, are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest and fixed index credits less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 2.00% to 7.50%
        in 2009 and 2008. For certain contracts, these crediting rates extend for periods in excess of one year.

        Accounting for Derivative Instruments
        Guidance issued by the FASB requires that all derivatives be carried on the consolidated balance sheets at fair value, with certain changes in fair value reflected in other comprehensive income (loss) in the consolidated statements of stockholder's equity (for those derivatives designated as effective "cash flow hedges") while other changes in derivative fair value are reflected as net gains (losses) on derivatives in the consolidated statements of income. The changes in fair value of derivatives designated as effective fair value hedges and the changes in fair value of the hedged fixed income securities are reported as a component of net gains (losses) on derivatives. For derivatives not designated as effective hedges, the change in fair value is recognized as a component of net gains (losses) on derivatives in the period of change.

        The Company uses derivatives to manage its fixed indexed and policy obligation interest guarantees and interest rate risks applicable to its investments. To mitigate these risks, the Company enters interest rate swap agreements and futures contracts and purchases equity indexed options. The interest rate swaps are accounted for as either effective cash flow hedges, effective fair value hedges or as non-hedge derivatives. To qualify for hedge accounting, the Company is required to formally document the hedging relationship at the inception of each derivative transaction. This documentation includes the specific derivative instrument, risk management objective, hedging strategy, identification of the hedged item, specific risk being hedged and how effectiveness will be assessed. To be considered an effective hedge, the derivative must be highly effective in offsetting the variability of the cash flows or the changes in fair value of the hedged item.
        Effectiveness is evaluated on a retrospective and prospective basis.

        The Company has fixed indexed universal life and annuity products that have a guaranteed base return and a higher potential return tied to several major equity market indexes. In order to fund these benefits, the Company purchases over-the-counter index ("call") options and enters exchange listed futures contracts that compensate the Company for any appreciation over the strike price and substantively offsets the corresponding increase in the policyholder obligation. The futures contracts are adjusted to market value each day, which mark-to-market is settled in cash daily through the Company's variation margin accounts maintained with the counterparty. Gains (losses) during the time a futures contract is outstanding are reported as gains (losses) on derivatives. The Company amortizes the cost of the indexed options against investment income over the term of the option, which is typically one year. In accordance with FASB guidance, the Company adjusts the carrying value of the options from amortized cost to fair value with any change reflected as net gains (losses) on derivatives in the consolidated statements of income. When the option matures, any value received by the Company is reflected as investment income offset by the amount credited to the policyholder.

        The Company follows authoritative guidance for determining when certain reinsurance arrangements and debt instruments contain embedded derivatives requiring bifurcation due to the incorporation of credit risk exposures that are not clearly and closely related to the creditworthiness of the obligor. This guidance impacts two large coinsurance with funds withheld agreements with an outside reinsurance company applicable to specified annuity policies issued by the Company.

        The agreements between the Company and its derivatives counterparties require the posting of collateral when the market value of the derivative instruments exceeds the cost of the instruments. Collateral posted by counterparties is reported in the consolidated balance sheets in short-term investments with a corresponding liability reported in repurchase agreements, other borrowings and collateral on derivatives.
        Collateral posted by the Company is reported in the consolidated balance sheets as other receivables.

        The Company applies the authoritative guidance for accounting for certain hybrid financial instruments. This guidance permits fair value measurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation. See Note 5 for additional discussion of the impact of the fair value guidance.

        Repurchase Agreements
        As part of its investment strategy, the Company enters into reverse repurchase agreements to increase the Company's investment return. The
        Company accounts for these transactions as secured borrowings, where the amount borrowed is tied to the market value of the underlying collateral securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. As of December 31, 2009 and 2008, there were
        $2,424,585 and $2,683,285, respectively, of such agreements outstanding.
        The collateral for these agreements is held in fixed maturities in the consolidated balance sheets.

        Deferred Policy Acquisition Costs ("DAC")
        Policy acquisition costs that vary with, and are primarily related to the production of new business, are deferred into the DAC asset to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, marketing, policy issuance, underwriting, and certain variable agency expenses. For traditional insurance policies, such costs are amortized over the estimated premium paying period of the related policies in proportion to the ratio of the annual premium revenues to the total anticipated premium revenues. For interest sensitive policies, these costs are amortized over the lives of the policies in relation to the present value of actual and estimated gross profits, subject to regular evaluation and retroactive revision to reflect actual emerging experience. Recoverability of DAC is evaluated on an annual basis by comparing the current estimate of future profits to the unamortized asset balance.

        Deferred Sales Inducements ("DSI")
        The Company defers certain sales inducement costs into a DSI asset.
        Sales inducements consist of premium bonuses and bonus interest on the
        Company's life and annuity products. The Company accounts and reports for certain sales inducements whereby capitalized costs are reported separately in the consolidated balance sheets and the amortization of the capitalized sales inducements is reported as a separate component of insurance benefits in the consolidated statements of income in accordance with authoritative guidance.

        To the extent that unrealized investment gains or losses on available-for-sale securities would result in an adjustment to the amortization pattern of DAC and DSI had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through other comprehensive income (loss) as an offset to the unrealized investment gains or losses on available-for-sale securities.

        Present Value of Future Profits of Acquired Businesses ("PVFP")
        The PVFP represents the portion of the purchase price of blocks of businesses that was allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. Based on current conditions and assumptions as to future events, the Company expects to amortize $2,733, $1,715, $1,312, $1,238, and $1,167 of the existing PVFP over the next five years.

        Retrospective adjustments of these amounts are made periodically upon revision of estimates of current or future gross profits on universal life-type products to be realized from a group of policies.
        Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

        Policy Claims and Benefits Payable
        The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future charges in claim severity and frequency. Estimates are periodically reviewed and adjustments are reflected in current operations.

        Variable Life and Annuity Products
        The separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The
        Company reports its separate account assets at market value; the underlying investment risks are assumed by the contractholders. The
        Company records the related liabilities at amounts equal to the market value of the underlying assets. The Company reflects these assets and liabilities in the separate account assets and liabilities lines in the consolidated balance sheets. The Company reports the fees earned for administrative and contractholder services performed for the separate accounts as other income in the consolidated statements of income.

        Dividends and Distributions
        Payment of dividends or other distributions are limited by statute, which is generally limited to the greater of the insurance company's statutory net income or 10% of the insurance company's statutory surplus.

        Federal Income Taxes
        The Company is a member of SEI's consolidated United States federal income tax group. The policy for intercompany allocation of federal income taxes provides that the Company compute the provision for federal income taxes on a separate return basis. The Company makes payment to, or receives payment from, SEI in the amount they would have paid to, or received from, the Internal Revenue Service had they not been members of the consolidated tax group. The separate Company provisions and payments are computed using the tax elections made by SEI.

        Deferred tax liabilities and assets are recognized based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

        Comprehensive Income
        The Company follows the reporting concept of "Comprehensive Income"
        which requires the reporting of comprehensive income in addition to net income. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. Comprehensive income for the Company includes net income and other comprehensive income, which includes unrealized investment gains
        (losses) on available-for-sale securities, non-credit portion of OTTI, and interest rate swaps accounted for as cash flow hedges net of related adjustments to deferred policy acquisition costs, deferred sales inducements, and deferred income taxes and additional pension and post-retirement benefit liabilities.

        Reclassification
        Certain items in the 2008 and 2007 financial statements have been reclassified to conform to the 2009 presentation.

2.      Recently Issued Accounting Standards

        Fair Value Measurements
        The Company adopted FASB guidance that defined fair value and established a framework for measuring fair value on January 1, 2008. In
        September 2008, additional fair value guidance was issued and provides guidance for determining fair value of a financial asset when the market for that financial asset is not active. The adoption of this guidance primarily resulted in a change prospectively beginning on January 1,
        2008 in the discount rates used in the calculation of the fair values of the embedded derivative component of the Company's policy benefit reserves from risk-free interest rates to interest rates that include non-performance risk related to those liabilities. This change also impacted the calculation of the embedded derivatives contained in the
        Company's coinsurance with funds withheld reinsurance agreements. The adoption of the fair value guidance resulted in a net loss due to the change in the fair value of the embedded options related to policyholder obligations and change in fair value of the embedded derivatives on
        January 1, 2008 of $216,999. See Note 3 for additional discussion of the impact of the fair value guidance. The net loss impact of this change net of related adjustments in amortization of deferred policy acquisition costs and deferred sales inducements and income taxes was
        $47,644.

        In April 2009, the FASB issued additional guidance related to estimating fair value when the volume and level of activity for the asset or liability have significantly decreased in relation to normal market activity for the asset or liability and clarifies that the use of multiple valuation techniques may be appropriate. The guidance also provides guidance on identifying transactions that are not orderly. In addition it requires additional disclosures about fair value measurements. The Company adopted this guidance for the year ended
        December 31, 2009. There was no material effect on the consolidated financial statements but the guidance did increase disclosure requirements about fair value measurements (refer to Note 3).

        In August 2009, the FASB issued further guidance on fair value measurements and disclosures related to measuring liabilities at fair value. This guidance provides clarification that in circumstances in which a quoted price in an active market for the identical liability is not available, a reporting entity is required to measure fair value using one or more of the following techniques: (1) a valuation technique that uses the quoted price of the identical liability when traded as an asset and/or quoted prices for similar liabilities when traded as assets, (2) another valuation technique that is consistent with the principles of fair value measurement guidance. The Company adopted the guidance for the year ended December 31, 2009. The new guidance did not have a material effect on the consolidated financial statements.

        In September 2009, the FASB issued new guidance for the fair value measurement of investments in certain entities that calculate net asset value per share (or its equivalent). The guidance permits the use of a practical expedient when determining the net asset value. If the practical expedient is used, increased disclosures are required. The
        Company adopted the guidance effective for the year ended December 31,
        2009. The new guidance did not have a material effect on our consolidated financial statements but it did increase our disclosures about fair value measurement.

        In January 2010, the FASB issued additional guidance on disclosures for fair value measurements. The new disclosures include gross presentation of activities within the Level 3 roll forward, adds a new requirement to disclose transfers in and out of Level 1 and 2 measurements, and clarifies two existing disclosure requirements related to the level of disaggregation of fair value measurements and disclosures regarding inputs and valuation techniques. This guidance is effective for fiscal years beginning after December 15, 2009, except for the gross presentation of the Level 3 roll forward information which is effective for fiscal years beginning after December 15, 2010. The Company believes the guidance will not have a material impact on the consolidated financial statements, but will increase the disclosures about fair value.

        Business Combinations
        In December 2007, the FASB issued updated guidance related to business combinations. This standard revises previously issued authoritative guidance and will change how companies account for business acquisitions. The new standard applies greater use of fair values to acquired assets and liabilities and will introduce more volatility into earnings subsequent to acquisitions. The Company adopted the guidance effective January 1, 2009 and will apply it to subsequent acquisitions.

        Noncontrolling Interests
        In 2009 the Company adopted revised guidance on accounting and reporting for noncontrolling interest in consolidated financial statements. The authoritative guidance changes the accounting and reporting for minority interests, which will now be characterized as noncontrolling interests.
        Upon adoption, noncontrolling interests will be classified as a component of stockholder's equity whereas prior to the new guidance minority interests were classified as a liability. The initial reported value of noncontrolling interests will be at fair value. According to this guidance net income includes the total income of all consolidated subsidiaries with separate disclosures on the face of the income statement of the income attributable to controlling and noncontrolling interests. Previously, net income attributable to the noncontrolling interest was reported as an operating expense in arriving at consolidated net income. The guidance also amends the accounting requirements for changes in a parent's ownership interest when the parent retains control and for changes in a parent's ownership interest that results in deconsolidation. The Company adopted the guidance as required for the year ended December 31, 2009 and the presentation and disclosure requirements have been applied retrospectively for the periods presented (refer to Note 6).

        In January 2010, the FASB issued guidance on accounting and reporting for decreases in ownership of a subsidiary. The guidance clarifies the scope of the decrease in ownership provisions to include a business or nonprofit activity as well as an entity that exchanges a group of assets that constitutes a business or nonprofit activity for an equity interest in another entity. The guidance also improves the disclosures for fair value measurements relating to retained investments in a deconsolidated subsidiary or a preexisting interest held by an acquirer in a business combination. This guidance is effective beginning in the period that an entity adopts the previous noncontrolling interest guidance which is the year ended December 31, 2009 for the Company.

        Derivative Instrument Disclosures
        In March 2008, the FASB issued authoritative guidance amending and expanding the disclosures previously required about derivative instruments and hedging activities The guidance requires disclosures that enhances understanding of 1) how and why an entity uses derivative instruments, 2) how derivatives and related hedged items are accounted for and 3) how derivative instruments affect an entity's financial position, results of operations and its cash flows. The Company adopted the guidance effective January 1, 2009 (refer to Note 5).

        Pension and post-retirement plan assets
        In December 2008, revised guidance was issued related to employer's disclosures about post-retirement benefit plan assets which provides guidance on an employer's disclosures about plan assets of a defined benefit pension or other post-retirement plan. This guidance was adopted for fiscal year 2009 as required and the expanded disclosures are included in Note 15.

        Other-Than-Temporary Impairments
        In April 2009, the FASB issued amended guidance on the recognition and presentation of an other-than-temporary impairment ("OTTI") and required additional disclosures. The recognition provisions apply only to debt securities classified as available-for-sale and held-to-maturity. The presentation and disclosure requirements apply to both debt and equity securities. An impaired debt security will be considered OTTI if a holder has the intent to sell, or it more likely than not will be required to sell prior to recovery of the amortized cost. If a holder of a debt security does not expect recovery of the entire cost basis, even if there is no intention to sell the security, it will be considered an
        OTTI as well. In addition, the guidance changes how an entity recognizes an OTTI for a debt security by separating the loss between the amount representing the credit loss and the amount relating to other factors, if a holder does not have the intent to sell or it more likely than not will be required to sell prior to recovery of the amortized cost less any current period credit loss. Credit losses will be recognized in net income and losses relating to other factors will be recognized in other comprehensive income ("OCI"). If the holder has the intent to sell or it more likely than not will be required to sell before its recovery of amortized cost less any current period credit loss, the entire OTTI will continue to be recognized in net income. The adoption of the guidance requires a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption with a corresponding adjustment to accumulated OCI. The Company adopted the guidance as required on January 1, 2009 and reclassified $7,050 from retained earnings to accumulated OCI and included the additional disclosures as required (refer to Note 1).

        Subsequent Events
        In May 2009, the FASB issued guidance related to subsequent events. The guidance establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the financial statements are issued or are available to be issued. The guidance defines the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure in the financial statements, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements and the disclosures that an entity should make about events or transactions that occurred after the balance sheet date.
        The Company adopted the guidance in 2009 (refer to Note 1).

        Transfers of Financial Assets
        In June 2009, the FASB issued amended guidance on accounting for transfers of financial assets. The guidance is designed to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor's continuing involvement in transferred financial assets. The most significant change is the elimination of the concept of a qualifying special-purpose entity. Therefore, formerly qualifying special-purpose entities (as defined under previous standards) should be evaluated for consolidation by reporting entities on and after the effective date in accordance with the applicable consolidation guidance.
        This guidance is effective for fiscal years beginning after November 15,
        2009. The guidance will have an impact on the financial statements of the Company for any transfers of financial assets made subsequent to
        December 31, 2009.

        Variable Interest Entities
        In June 2009, the FASB issued amended guidance related to the consolidation of variable interest entities ("VIE"). The guidance requires an enterprise to perform an analysis to determine whether the company's variable interest or interests give it a controlling financial interest in a VIE. This analysis identifies the primary beneficiary of a
        VIE as the company that (1) has the power to direct the activities of a
        VIE that most significantly impact the entity's economic performance and
        (2) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The guidance requires ongoing reassessments of whether the company is the primary beneficiary of a VIE. It also requires enhanced disclosures that will provide users of financial statements with more transparent information about a company's involvement with the VIE. The enhanced disclosures are required for any company that holds a variable interest in a VIE. The guidance is effective for fiscal years beginning after November 15,
        2009. The Company will re-evaluate its investments in limited partnerships to determine if there are VIE's which would require consolidation in accordance with this new guidance for the year ended
        December 31, 2010. The Company does not expect the adoption of this guidance to be material to the consolidated financial statements.

3.      Fair Value of Financial Instruments

        The carrying value and estimated fair value of the Company's financial instruments are as follows:

                                                          December 31, 2009                        December 31, 2008
                                                  -----------------------------------     ----------------------------------
                                                    Carrying             Estimated         Carrying             Estimated
                                                      Value             Fair Value           Value             Fair Value
Financial assets
    Fixed maturities,
     available-for-sale                             $22,256,805          $22,256,805       $20,400,384          $20,400,384
    Equity securities,
     available-for-sale                                 462,328              462,328           387,086              387,086
    Mortgage loans                                      241,001              207,576           252,485              208,396
    Short-term investments                              353,271              353,271           178,271              178,271
    Derivative instruments                              435,085              435,085           107,416              107,416
    Other invested assets                               337,514              362,471           377,954              371,650
    Reinsurance receivables                               6,676                6,676           (35,680)             (35,680)
    Separate account assets                             934,472              934,472           719,240              719,240
Financial liabilities
    Investment-type insurance contracts              12,808,780           11,444,929        12,572,411           10,986,737
    Repurchase agreements, other borrowings
      and collateral on derivatives                   2,974,315            2,974,315         3,049,335            3,049,335
    Derivative instruments                               51,187               51,187            47,123               47,123

        As discussed in Note 2 above, the FASB guidance on fair value measurements defines fair value, establishes a framework for measuring fair value and expands the required disclosures about fair value measurements. Per the guidance, fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value guidance also establishes a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Investments for which market prices are not observable are generally private investments, securities valued using non-binding broker quotes or securities with very little trading activity. Fair values of private investments are determined by reference to public market or private transactions or valuations for comparable companies or assets in the relevant asset class when such amounts are available. If these are not available, a discounted cash flow analysis using interest spreads adjusted for the maturity/average life differences may be used. Spread adjustments are intended to reflect an illiquidity premium and take into account a variety of factors including but not limited to senior unsecured versus secured, par amount outstanding, number of holders, maturity, average life, composition of lending group, debit rating, credit default spreads, default rates and credit spreads applicable to the security sector. These valuation methodologies involve a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are listed equities, mutual funds, money market funds and non-interest bearing cash. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.
        Financial instruments that are generally included in this category include corporate bonds, asset backed securities, CMOs, short-term securities, less liquid and restricted equity securities and over-the-counter derivatives.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments. Financial instruments that are included in this category generally include private corporate securities, collateralized debt obligations and index life and annuity embedded derivatives.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
        The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

        The following tables summarize the valuation of the Company's financial instruments presented in the consolidated balance sheets by the fair value hierarchy levels defined in the fair value measurements guidance:

                                                                                   December 31, 2009
                                                        -----------------------------------------------------------------------
                                                         Quoted prices      Significant
                                                           In active           other            Significant
                                                          Markets for        observable         unobservable
                                                         identical assets      inputs              inputs
                                                           (Level 1)         (Level 2)           (Level 3)         Total
    Assets
    Fixed maturities - available for sale
    U.S. government and agencies                                 $     -        $ 3,254,711            $     -     $ 3,254,711
    Corporate securities                                               -          6,617,649            754,956       7,372,605
    Residential mortgage-backed securities                             -          1,942,431          1,154,910       3,097,341
    Commercial mortgage-backed securities                              -          1,289,682             65,423       1,355,105
    Asset backed securities                                            -          1,943,826          2,836,787       4,780,613
    Other debt obligations                                             -          2,157,165            239,265       2,396,430
                                                        -----------------  -----------------  -----------------   -------------
    Total fixed maturities - available for sale                        -         17,205,464          5,051,341      22,256,805
    Equity securities - available for sale                             -            437,084             25,244         462,328
    Derivative instruments                                             -            435,085                  -         435,085
    Reinsurance receivables                                            -                  -              6,676           6,676
    Separate account assets                                      934,472                  -                  -         934,472

    Liabilities
    Policyholder account balances - index
          life and annuity embedded derivatives                  $     -           $      -          $  26,158          26,158
    Derivative instruments                                        23,159             28,028            $     -          51,187

                                                                                 December 31, 2008
                                                        -----------------------------------------------------------------------
                                                         Quoted prices      Significant
                                                           In active           other            Significant
                                                          Markets for        observable         unobservable
                                                         identical assets      inputs              inputs
                                                           (Level 1)         (Level 2)           (Level 3)         Total
    Assets
    Fixed maturities - available for sale                        $     -       $ 15,255,917        $ 5,144,467    $ 20,400,384
    Equity securities - available for sale                             -            310,564             76,522         387,086
    Derivative instruments                                         1,602            105,814                  -         107,416
    Reinsurance receivables                                            -                  -            (35,680)        (35,680)
    Separate account assets                                      719,240                  -                  -         719,240

    Liabilities
    Policyholder account balances - index
          life and annuity embedded derivatives                  $     -           $      -         $ (416,478)    $  (416,478)
    Derivative instruments                                             -             47,123                  -          47,123

        Approximately 23% and 25% of the total fixed maturities are included in the Level 3 group at December 31, 2009 and 2008, respectively.

        The preceding financial instruments are reported at fair value in the consolidated balance sheets. Methods and assumptions used to determine the fair values are described in Note 1.

        The following tables summarize the Level 3 fixed maturity and equity security investments by valuation methodology as of December 31, 2009 and 2008:

                                                        ---------------------------------------------------------
                                                                           December 31, 2009
                                                        ---------------------------------------------------------
                                                          Third-party            Priced
                                                            vendors            internally            Total
                                                        ---------------------------------------------------------

    Assets
    U.S. government and agencies                                     $ -                  $ -                $ -
    Corporate securities                                         181,604              573,352            754,956
    Residential mortgage-backed securities                         2,350            1,152,560          1,154,910
    Commercial mortgage-backed securities                         50,965               14,458             65,423
    Asset backed securities                                       96,342            2,740,446          2,836,788
    Other debt obligations                                       118,179              121,085            239,264
                                                        -----------------  -------------------  -----------------
    Total fixed maturities - available for sale                  449,440            4,601,901          5,051,341
    Equity securities - available for sale                             -               25,244             25,244
                                                        -----------------  -------------------  -----------------
    Total                                                      $ 449,440          $ 4,627,145        $ 5,076,585
                                                        -----------------  -------------------  -----------------
    Percent of total                                                  9%                  91%               100%
                                                        -----------------  -------------------  -----------------

                                                                 December 31, 2008
                            ------------------------------------------------------------------------------------------------
                                                                       Mortgage or                              Percent
                                  All                Private           other asset                                 of
                                 Other             Placements        backed securities        Total              Total

Source of valuation
Priced internally                  $  84,124           $  394,259         $ 4,183,371         $ 4,661,754               89%
Third-party vendors                  213,992              229,586             115,657             559,235               11%
                            -----------------   ------------------   -----------------  ------------------   ---------------

Total                             $  298,116           $  623,845         $ 4,299,028         $ 5,220,989              100%
                            -----------------   ------------------   -----------------  ------------------   ---------------

        The changes in financial instruments measured at fair value, excluding accrued interest income, for which Level 3 inputs were used to determine fair value during 2009 are as follows:

                                                                                                                   Total
                                                                                                               Gains (Losses)
                                                                                                                Included In
                                         Total Realized and Unrealized                                           Net Income
                                               Gains (losses)                                                    Related to
                                         ---------------------------
                           Beginning                   Included in    Purchases,                     Ending     Instruments
                            Balance                       Other      Issuances, and Transfers in    Balance     Still Held at
                            December     Included in   Comprehensive Settlements    and/or out of   December    the Reporting
                            31, 2008      Net Income      Income        (net)       Level 3 (A)     31, 2009        Date
                          ---------------------------------------------------------------------------------------------------

Assets
Fixed maturities -
available for sale
U.S. government
and agencies                     $ 350            $ -           $ -        $ (350)           $ -           $ -           $ -
Corporate                      685,419        (15,881)       63,431        52,719        (30,731)      754,957         1,730
Residential
mortgage-backed
securities                     674,905         37,142       (58,819)     (182,580)             -       470,648        (6,707)
Commercial
mortgage-backed
securities                     779,207        (38,297)       65,224       (45,507)       (10,942)      749,685        (5,165)
Asset-backed
securities                   2,909,773        (50,704)     (272,470)      428,053       (177,866)    2,836,786             -
Other debt
obligations                     94,813         (1,899)       (3,638)      173,809        (23,820)      239,265           261
                          -------------  ------------- ------------- -------------  ------------- ------------- -------------
Total fixed maturities       5,144,467        (69,639)     (206,272)      426,144       (243,359)    5,051,341        (9,881)
Equity securities               76,522        (21,369)       10,890       (15,102)       (25,697)       25,244             -
Reinsurance receivables        (35,680)        42,356             -             -              -         6,676      $ 42,356

Liabilities
Policy account balances -
index life and annuity
embedded derivatives (B)      (416,478)      (442,636)            -             -              -        26,158    $ (442,636)

                                                  Total Realized and Unrealized
                                                         Gains (losses)
                                                --------------------------------
                                  Beginning                       Included in     Purchases,                         Ending
                                   Balance                           Other       Issuances, and    Transfers in      Balance
                                   December      Included in      Comprehensive   Settlements     and/or out of     December
                                   31, 2007      Net Income          Income          (net)         Level 3 (A)      31, 2008
                                -------------------------------------------------------------------------------------------------

Assets
Fixed maturities and
equity securities                  $ 2,194,357       $ (33,948)       $ (33,457)    $ 1,893,605      $ 1,200,432     $ 5,220,989
Reinsurance
receivables (C)                        143,517        (179,197)               -               -                -         (35,680)

Liabilities
Policy account balances -
index life and annuity
embedded
derivatives (B) and (D)              $ (52,798)      $ 363,680              $ -             $ -              $ -      $ (416,478)

        Policy account balances - index life and annuity embedded derivatives exclude host accretion and the timing of posting index credits, which are included with interest credited to policyholder account balances in the consolidated statements of income.

        (A)     Included in the transfers in and/or out line above is $453,447 and $100,072 of securities that were priced using unobservable data at December 31, 2008 and 2007, respectively and were
                transferred to a pricing service that uses observable market data in the prices and $184,391 and $1,300,504 of securities that were transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2009 and
                2008

        (B)     The transfers in and/or out above excludes host accretion and the timing of posting index credits, which are included with interest credited to policyholder account balances in the
                consolidated statements of income.

        (C)     Includes ($507,619) due to the impact of the adoption of fair value guidance and $328,422 due to the change in fair value of embedded derivatives.

        (D)     Includes $290,620 due to the impact of the adoption of fair value guidance and $73,060 due to the change in fair value of embedded derivatives

        The Company adopted the new guidance for the fair value measurement of investments in certain entities that calculate net asset value per share
        (or its equivalent) for the year ended December 31, 2009. The new guidance permit, as a practical expedient, a reporting entity to measure the fair value of an investment on the basis of the net asset value per share of the investment (or its equivalent) if the net asset value of the investment (or its equivalent) is calculated in a manner consistent with the measurement guidance issued by the FASB for investment companies as of the reporting entity's measurement date. The following table shows the investments which are included in other invested assets on the consolidated balance sheet:

                                                                        December 31, 2009
                                                               ---------------------------------------
                                                                   Fair                 Unfunded
                                                                   value              commitments
                                                               ---------------------------------------

Limited partnership interests by underlying investments:
Fixed income                                                          $ 226,862              $ 75,895
Private equity                                                           95,846                19,533
Real estate                                                              39,707                33,976
Other                                                                        56                     -
                                                               -----------------   -------------------

Total                                                                 $ 362,471             $ 129,404
                                                               -----------------   -------------------

        The limited partnership investments are not redeemable at specific time periods. The Company receives periodic distributions from these investments while maintaining the investment for the long-term.

        The Company has adopted the guidance on fair value option for financial assets and financial liabilities. This guidance allows the Company to elect to fair value certain financial assets and financial liabilities.
        The election is irrevocable and is made contract by contract. The
        Company has not elected to utilize fair value option for any of its eligible financial assets or financial liabilities.

4.      Investments and Investment Income

        Fixed Maturities and Equity Security Investments
        The amortized cost, estimated fair value, gross unrealized gains and gross unrealized losses of fixed maturities and equity securities classified as available-for-sale at December 31, 2009 and 2008 are as follows:

                                                                     December 31, 2009
                                          ----------------------------------------------------------------------
                                                                 Gross            Gross           Estimated
                                             Amortized         Unrealized       Unrealized           Fair
                                                Cost             Gains            Losses            Value
Fixed maturities
    U.S. government and agencies               $ 3,516,095         $ 20,070        $ 281,455        $ 3,254,710
    Corporate securities                         7,707,269          308,254          642,916          7,372,607
    Residential mortgage-backed
      securities                                 2,990,682          180,952           74,293          3,097,341
    Commerical mortgage-backed
      securities                                 1,758,406           17,680          420,981          1,355,105
    Asset backed securities                      4,958,375          118,026          295,788          4,780,613
    Other debt securities                        2,477,201           32,623          113,395          2,396,429
                                          -----------------  ---------------  ---------------  -----------------
        Total fixed maturities                  23,408,028          677,605        1,828,828         22,256,805
Equity securities                                  468,575           17,928           24,175            462,328
                                          -----------------  ---------------  ---------------  -----------------
        Total available-for-sale               $23,876,603        $ 695,533       $1,853,003        $22,719,133
                                          -----------------  ---------------  ---------------  -----------------

                                                                    December 31, 2008
                                          ----------------------------------------------------------------------
                                                                 Gross            Gross           Estimated
                                             Amortized         Unrealized       Unrealized           Fair
                                                Cost             Gains            Losses            Value
Fixed maturities
    U.S. Treasury and other U.S.
     Government corporations
     and agencies                              $ 3,937,261        $ 206,003         $ 57,411        $ 4,085,853
    Corporate securities                         8,244,486          111,253        1,489,118          6,866,621
    Mortgage-backed securities                  10,045,328          437,696        1,141,374          9,341,650
    Other debt securities                          115,050            1,254           10,044            106,260
                                          -----------------  ---------------  ---------------  -----------------
             Total fixed maturities             22,342,125          756,206        2,697,947         20,400,384
Equity securities                                  487,089            7,640          107,643            387,086
                                          -----------------  ---------------  ---------------  -----------------
             Total available-for-
              sale                             $22,829,214        $ 763,846       $2,805,590        $20,787,470
                                          -----------------  ---------------  ---------------  -----------------

        The following table shows the Company's gross unrealized losses and fair value on its available-for-sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

                                                                 December 31, 2009
                           ----------------------------------------------------------------------------------------
                               Less than 12 months           12 months or more                   Total
                           ----------------------------  ---------------------------   ----------------------------
                               Fair        Unrealized        Fair       Unrealized         Fair        Unrealized
                              Value          Losses         Value         Losses          Value          Losses

Fixed maturities
   U.S. government and
     agencies                 1,944,502        140,052        463,671       141,403     $ 2,408,173      $ 281,455
   Corporate securities         609,100         34,394      3,221,176       608,522       3,830,276        642,916
   Residential mortgage-
     backed securities          371,533         50,065        189,245        24,228         560,778         74,293
   Commercial mortgage-
     backed securities           31,679          2,428      1,150,235       418,553       1,181,914        420,981
   Asset backed securities    1,442,584         54,538      1,260,694       241,250       2,703,278        295,788
   Other debt securities      1,205,209         47,817        524,237        65,578       1,729,446        113,395
                           -------------   ------------  -------------  ------------   -------------   ------------
          Total fixed
           maturities         5,604,607        329,294      6,809,258     1,499,534      12,413,865      1,828,828
Equity securities                25,775            213        189,218        23,962         214,993         24,175
                           -------------   ------------  -------------  ------------   -------------   ------------
          Total available-
           for-sale          $5,630,382      $ 329,507     $6,998,476   $ 1,523,496    $ 12,628,858    $ 1,853,003
                           -------------   ------------  -------------  ------------   -------------   ------------

                                                                December 31, 2008
                           ----------------------------------------------------------------------------------------
                               Less than 12 months           12 months or more                   Total
                           ----------------------------  ---------------------------   ----------------------------
                               Fair        Unrealized        Fair       Unrealized         Fair        Unrealized
                              Value          Losses         Value         Losses          Value          Losses

Fixed maturities
   US Treasury and other
    U.S. Government
    corporations and
    agencies                  $ 616,507      $  28,103      $ 294,690     $  29,308      $  911,197      $  57,411
   Corporate securities       2,113,083        474,514      3,209,972     1,014,604       5,323,055      1,489,118
   Mortgage-backed
    securities                1,994,476        323,106      1,618,594       818,268       3,613,070      1,141,374
   Other debt securities         37,566          2,589         42,214         7,455          79,780         10,044
                           -------------   ------------  -------------  ------------   -------------   ------------
          Total fixed
           maturities         4,761,632        828,312      5,165,470     1,869,635       9,927,102      2,697,947
Equity securities                52,359          9,190        189,218        98,453         241,577        107,643
                           -------------   ------------  -------------  ------------   -------------   ------------
          Total available-
           for-sale          $4,813,991      $ 837,502     $5,354,688   $ 1,968,088    $ 10,168,679    $ 2,805,590
                           -------------   ------------  -------------  ------------   -------------   ------------

        At December 31, 2009, the Company held approximately 4,749 positions in fixed income and equity securities. The above table, as of December 31,
        2009 includes 960 securities of 661 issuers. Approximately 79% of the unrealized losses on fixed maturities at December 31, 2009 were securities rated investment grade. Investment grade securities are defined as those securities rated AAA through BBB- by Standard & Poors.
        Approximately 21% of the unrealized losses on fixed maturities at
        December 31, 2009 were on securities rated below investment grade.
        Equity securities in the above table consist primarily of non-redeemable preferred stocks. These securities are reviewed for impairment in the same manner as the fixed income securities. At December 31, 2009, fixed income and equity securities in an unrealized loss position had fair value equal to approximately 87% of amortized cost. The following summarizes the unrealized losses by investment category as of December
        31, 2009.

        U.S Government and agencies: The unrealized losses on U. S Government and agencies are primarily due to the increases in market interest rates since the securities in an unrealized loss position were purchased by the Company. The Company does not intend to sell or believe it will be required to sell these securities prior to recovery of each security's amortized cost, therefore the securities in these categories are not considered other-than-temporarily impaired at December 31, 2009.

        Corporate: The largest unrealized losses in this category are in the financial services sector, primarily commercial banking. The unrealized losses in the banking sector are primarily due to a decrease in market liquidity, concerns regarding possible takeover of banking institutions by government agencies and concerns regarding the underlying credit quality of subprime mortgage loans and other commercial loans. These concerns are impacting foreign banks and large U.S national and regional banks. Other industry sectors with large unrealized losses include hospitality, gaming and insurance. The Company reviews its security positions with unrealized losses on an on-going basis and recognizes other-than-temporary impairments if evidence indicates a loss will be incurred. In all other cases, if the Company does not intend to sell or believe it will be required to sell these securities before recovery of each security's amortized cost, the security is not considered to be other-than-temporarily impaired.

        Residential mortgage-backed securities ("RMBS"): The unrealized losses on RMBS are concentrated in the non-agency sector and are primarily due to concerns regarding mortgage defaults on Alt-A and other risky mortgages. These concerns result in some illiquidity in the market and spread widening on those securities that are being traded. During 2009, there was an insignificant amount of new non-agency RMBS issuance and the secondary market for these securities was inactive. This illiquidity contributed to the depressed fair values of non-agency RMBS. The Company performs various stress tests on the cash flow projections for these securities and in situations where it is determined the projected cash flows cannot support the contractual amounts due the Company, an other-than-temporary impairment is recognized. In situations where the projected cash flows indicate the Company will receive the amounts it is contractually due and the Company does not intend or believe it will be required to sell these securities before recovery of its amortized cost, an other-than-temporary impairment is not recognized.

        Commercial mortgage-backed securities ("CMBS"): A substantial amount of the Company's unrealized losses at December 31, 2009 were in CMBS and are primarily attributable to illiquidity in that sector and concerns regarding the potential for future commercial mortgage defaults. There was very little trading occurring in the CMBS market during 2008 and
        2009 due to the wide spreads embedded in the bid prices and a lack of security holders willing to sell at these price levels. In addition, several market makers pulled back from trading these securities in 2008 and 2009. The market activity has marginally improved for CMBS towards the end of 2009. The Company has reviewed payment performance, delinquency rates, credit enhancements within the security structures and monitored the credit ratings of all its CMBS holdings. The Company did recognize other-than-temporary impairments on CMBS during 2009 in situations where the projected cash flows indicated the Company would not receive all amounts contractually due from the securities. The
        Company has performed cash flow projection analyses on all of its other
        CMBS and in those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an other-than-temporary impairment is not recognized.

        Asset-backed securities ("ABS"): The unrealized losses in the ABS category are primarily related to securities collateralized by home equity loans, automobile loans and other consumer finance loans. The unrealized losses are due to concerns regarding actual defaults by borrowers within the collateral pools. The Company stress tests the projected cash flows of its ABS and recognizes other-than-temporary impairments in situations where the testing indicates the Company will not receive all amounts contractually due from the securities. In those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an other-than-temporary impairment is not recognized.

        Other debt obligations: This category primarily consists of municipal bonds, school district tax credit bonds and credit tenant loans. The unrealized losses in this category are the result of widening spreads in the municipal and tax credit bond markets. In addition, unrealized losses related to credit tenant loans are the result of concerns regarding the credit worthiness of the building tenants and illiquidity in this market sector. The Company monitors the creditworthiness of the obligors and recognizes other-than-temporary impairments in situations where it is determined the Company will not receive all amounts contractually due from the securities. In those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an other-than-temporary impairment is not recognized.

        Equity securities: This category primarily consists of non-redeemable preferred stocks in the financial services sector. The unrealized losses are the result of concerns regarding the quality of the underlying assets within the financial institutions, primarily banking institutions. The Company has recognized other-than-temporary impairments in situations where the Company has determined it will not receive all amounts contractually due. In other situations the Company has determined it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost and an other-than-temporary impairment has not been recognized.

        As a result of the Company's review of other-than-temporary impairments of investment securities, the Company took write-downs during 2009, 2008 and 2007 as summarized in the following table:

                                                                      2009          2008          2007
General Description
Corporate securities                                                 $ 28,220      $ 51,853        $4,283
Residential mortgage-backed securities                                  3,986             -             -
Commercial mortgage-backed securities                                  37,570        11,142             -
Asset-backed securities                                                   165        16,176         2,506
Preferred stock                                                             -         8,233             -
Commercial mortgage loans                                               1,530             -           605
                                                                   -----------   -----------   -----------

Net impairment loss recognized in earnings                           $ 71,471      $ 87,404        $7,394
                                                                   -----------   -----------   -----------

                                                                      2009
General Description
Residential mortgage-backed securities                                     56
Commercial mortgage-backed securities                                   6,756
Asset-backed securities                                                 6,008
                                                                   -----------

Total OTTI losses in accumulated OCI                                 $ 12,820
                                                                   -----------

        The following chart is a rollforward of credit losses for the year ended
        December 31, 2009 on debt securities held by the Company for which a portion of an other-than-temporary impairment was recognized in other comprehensive income (loss):

                                                                      2009
                                                                   -----------
Balance, January 1, 2009                                              $ 1,237
Additions for newly impaired securities                                52,208
Additions for previously impaired securities                            1,417
Reductions for impaired securities sold                               (25,226)
                                                                   -----------

Balance, December 31, 2009                                           $ 29,636
                                                                   -----------

        The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31, 2009 and 2008, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                   2009                                   2008
                                                   -------------------------------------  ------------------------------------
                                                      Amortized           Estimated          Amortized          Estimated
                                                         Cost            Fair Value             Cost            Fair Value

Due in one year or less                                   $  98,940           $  94,482         $  118,375         $  110,912
Due after one year through five years                     1,591,569           1,570,708          1,452,782          1,261,673
Due after five years through ten years                    3,247,617           3,309,331          3,043,991          2,480,291
Due after ten years                                       9,523,683           8,747,613          7,681,649          7,205,858
Securities not due at a single maturity date
  (primarily mortgage-backed securities)                  8,946,219           8,534,671         10,045,328          9,341,650
                                                   -----------------  ------------------  -----------------  -----------------
             Total fixed maturities                     $23,408,028         $22,256,805        $22,342,125        $20,400,384
                                                   -----------------  ------------------  -----------------  -----------------

        Midland National is a member of the Federal Home Loan Bank of Des Moines
        ("FHLB"). In order to maintain its membership, the Company was required to purchase FHLB equity securities that collectively total $25,619 as of
        December 31, 2009 and 2008. These securities are included in equity securities and are carried at cost which approximates fair value. Resale of these securities is restricted only to FHLB. As a member of FHLB, the
        Company can borrow money, provided that FHLB's collateral and stock ownership requirements are met. The maximum amount a member can borrow is twenty times its FHLB investment. The interest rate and repayment terms differ depending on the type of advance and the term selected. At
        December 31, 2009 and 2008, the Company had an outstanding advance of
        $349,870 from FHLB (see Note 7).

        Investment Income and Investment Gains (Losses) Major categories of investment income reflected in the consolidated statements of income are summarized as follows:

                                                              2009              2008               2007

Gross investment income
    Fixed maturities                                       $1,134,910        $1,090,408         $ 980,599
    Equity securities                                          24,005            21,087            30,345
    Mortgage loans                                             13,591            17,853            18,370
    Policy loans                                               21,830            22,155            21,333
    Short-term investments                                      1,269            11,356            23,435
    Derivative instruments                                    (70,064)          (93,490)          118,670
    Other invested assets                                     (26,654)           12,281            74,583
                                                      ----------------  ----------------   ---------------
             Total gross investment income                  1,098,887         1,081,650         1,267,335
Less:  Investment expenses                                     39,279           115,210           131,697
                                                      ----------------  ----------------   ---------------
             Net investment income                         $1,059,608         $ 966,440        $1,135,638
                                                      ----------------  ----------------   ---------------

        Investment expenses primarily consist of investment advisor fees, interest expense on securities lending, interest on FHLB advances and interest related to derivative collateral liabilities.

        The major categories of realized investment gains (losses) reflected in the consolidated statements of income are summarized as follows:

                                                               2009              2008               2007

Fixed maturities                                             $ 176,244         $ 134,848         $  88,216
Equity securities                                              (19,902)          (17,472)          (10,195)
Mortgage loans                                                    (600)                -                45
Short-term investments                                            (915)              399             1,265
                                                       ----------------  ----------------   ---------------
             Net investment gains (losses)                   $ 154,827         $ 117,775         $  79,331
                                                       ----------------  ----------------   ---------------

        Included in realized investment gains (losses) on the fixed maturities in 2009, 2008 and 2007 are gains of $1,408, $6,771 and $1,560, respectively, related to recoveries from Enron, Inc. and WorldCom, Inc.
        The Company sold its investments in Enron, Inc. and WorldCom, Inc. in
        2001 and 2002 and recorded pre-tax losses of $45,951. The recoveries, which cumulatively total $18,886, are the result of a federal securities law class actions brought on behalf of Enron, Inc. and WorldCom, Inc.
        securities purchasers against various parties involved with Enron, Inc.
        and WorldCom, Inc.

        Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (prior to gains (losses) ceded and excluding other-than-temporary impairments, maturities, calls, and prepayments) during 2009, 2008 and 2007 were as follows:

                                        2009                         2008                        2007
                          ------------------------------  -------------------------- ---------------------------
                               Fixed          Equity         Fixed        Equity         Fixed        Equity
                             Maturities     Securities    Maturities    Securities    Maturities    Securities

Proceeds from sales        $  6,155,856    $ 100,281     $ 7,203,254     $ 138,230    $ 8,029,528    $ 583,672
Gross realized gains            377,031        6,219         200,056         1,014         54,114        5,334
Gross realized (losses)        (215,126)     (26,122)        (68,395)      (18,485)       (54,065)     (15,325)

        Credit Risk Concentration
        The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government
        Agency or Authority, the Company had no investments which exceeded 10%
        of the Company's stockholder's equity at December 31, 2009.

        Other
        At December 31, 2009 and 2008, securities with reported values of $3,632 and $3,756, respectively, were on deposit with regulatory authorities as required by law. These consist of fixed maturity securities reported in the consolidated balance sheets at fair value and have an amortized cost of $3,304 and $3,338, respectively.

        During 2009, the Company completed a re-securitization transaction by transferring non-agency RMBS securities with a book value of $309,888 to a special interest entity, which then transferred the securities to a non-affiliated Trust. The cash flows from the transferred securities will be used to service re-tranched and re-rated securities issued by the Trust. Upon completion of the re-securitization, the previous carrying amount of the transferred securities was allocated to the securities issued by the Trust. The Trust sold re-issued securities with an allocated book value of $77,553 to unaffiliated third parties for cash proceeds of $62,469. These proceeds were transferred to the Company along with the beneficial interests in the remaining re-securitized securities. The Company recognized a loss of $15,084 related to this transaction. The beneficial interests in the remaining securities issued by the Trust have been retained by the Company and have a carrying value equal to the prior carrying value of the transferred securities less the carrying value allocated to the re-securitized securities sold.

5.      Derivative Instruments and Hedging Activities

        The following table presents the notional amounts and fair value of derivative instruments:

                                                                       December 31, 2009
                                                           Notional
                                                            Amount            Assets          Liabilities
Derivatives not designated
  as hedging instruments:

Put options (1)                                               N/A                       3                 -
Interest rate swaps (1)                                       178,578               2,914             2,538
Credit default swaps - receive (1)                            243,625               5,509             8,389
Credit default swaps - pay (1)                                 56,000                   -            16,593
Floors (1)                                                    113,000               3,629                 -
Embedded derivatives in:
  Index life and annuity products (2)                         N/A                       -            26,158
  Index annuity products ceded (3)                            N/A                  (6,132)                -
  Index annuity funds withheld (3)                            N/A                  12,808                 -
  Hybrid instruments (4)                                      N/A                 357,239                 -
Futures (1)                                                 1,006,838             172,568                 -
Call options (1)                                            2,587,120             249,180                 -
Written options (1)                                           322,035                   -            23,159

Derivatives designated
  as hedging instruments:
Interest rate swaps - effective cash flow (1)                  23,810               1,282                 -
Interest rate swaps - effective fair value (1)                 18,450                   -               508

                                                                          December 31, 2008
                                                           Notional
                                                            Amount            Assets          Liabilities
Derivatives not designated
  as hedging instruments:

Put options (1)                                               N/A                     257                 -
Interest rate swaps (1)                                        76,181               8,199             1,771
Credit default swaps - receive (1)                            249,625               8,344             7,673
Credit default swaps - pay (1)                                 56,000                   -            36,863
Floors (1)                                                    113,000               8,194                 -
Embedded derivatives in:
  Index life and annuity products (2)                         N/A                       -          (416,478)
  Index annuity products ceded (3)                            N/A                (115,598)                -
  Index annuity funds withheld (3)                            N/A                  79,918                 -
  Hybrid instruments (4)                                      N/A                 397,731                 -
Futures (1)                                                   318,413              23,702                 -
Call Options (1)                                            3,100,615              55,195                 -
Written Options (1)                                                 -                   -                 -

Derivatives designated
  as hedging instruments:
Interest rate swaps - effective cash flow (1)                  23,810               3,525                 -
Interest rate swaps - effective fair value (1)                 23,450                   -               817

(1) Carried on the Company's balance sheets in derivative instruments
(2) Carried on the Company's balance sheets in policyholder account balances
(3) Carried on the Company's balance sheets in reinsurance receivables
(4) Carried on the Company's balance sheets in fixed maturities, available for sale, at fair value

        Index Options and Futures
        The Company uses various derivative instruments to manage its exposure to interest rate risk and to meet its policy guarantee obligations. The
        Company has index annuity and index universal life products that provide for a guaranteed base return and a higher potential return tied to several major equity market indexes. In order to fund these benefits, the Company purchases over-the-counter index options that compensate the
        Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company also enters futures contracts to compensate it for increases in the same indexes. The Company classifies these options and futures as derivative instruments. The Company amortizes the cost of the index options against investment income over the term of the option, which is typically one year. When the options mature, the value received by the Company is reflected as net investment income in the consolidated statements of income. The futures contracts have no initial cost and are marked to market daily. That daily mark-to-market is settled through the Company's variation margin accounts maintained with the counterparty. The Company reports the change in the difference between market value and amortized cost of index options and the change in the futures variation margin accounts as gain (loss) on derivatives.

        The fair value of the embedded options related to the policyholder obligations (liability values) is based upon current and expected index levels and returns as well as assumptions regarding general policyholder behavior, primarily lapses and withdrawals. These projected benefit values are discounted to the current date using an assumed interest rate consistent with the duration of the liability adjusted to reflect the
        Company's credit risk and additional provision for adverse deviation.
        This value is then compared to the carrying value of the liability to calculate any gain or loss that is reflected in the statements of income as a gain (loss) on derivatives.

        The Company has two coinsurance with funds withheld reinsurance agreements with an unaffiliated reinsurer. Under applicable guidance, the Company's reinsurance agreements contain embedded derivatives that require bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the
        Company. The embedded derivatives contained in the funds withheld liability have characteristics similar to a total return swap since the
        Company cedes the total return on a designated investment portfolio to the outside reinsurer. The reinsurer assumes the interest credited to the policyholders on the policies covered by the treaties, which interest is relatively fixed. The Company has developed models based on the expected cash flows of the ceded annuity business to estimate the fair value of the policy liabilities. The value of the derivative embedded in the funds withheld coinsurance agreements is equal to the difference between the fair value of the assets in the funds withheld portfolio and the fair value of the policy liabilities estimated from cash flow models. The value of the embedded derivative is reported in the consolidated balance sheets in reinsurance receivables. The net change in the reported value of the embedded derivatives is reported in net gain (loss) on derivatives in the consolidated statements of income.

        Cash Flow Hedges
        The Company has a number of investments which pay interest on a variable rate tied to a benchmark interest rate. The Company has entered into interest rate swaps that effectively convert the variable cash flows on specific fixed income securities to fixed over the life of the swaps.
        These swaps pay the Company fixed rates while the Company is obligated to pay variable rates based on the same benchmark interest rate as the hedged asset. The swaps are part of the Company's overall risk and asset-liability management strategy to reduce the volatility of cash flows and provide a better match to the characteristics of the Company's liabilities. These swaps are accounted for as cash-flow hedges and are reported at fair value in the consolidated balance sheets with the change in fair value reported as a component of other comprehensive income for the effective portion of the hedge. Periodic cash flow interest swap settlements and current period changes in the swap accruals are reported as a component of net investment income with the payable or receivable included in accrued investment income. The stated
        fair value of the applicable interest rate swaps excludes the current period accruals. The following table presents the impact of cash flow hedges on the consolidated financial statements before adjustments to intangibles and deferred income taxes.

          -------------------------------------------------------------------------------  ------------------------------
                                      Effective portion                                            Ineffective portion
          -------------------------------------------------------------------------------  ------------------------------
              Derivative in                              Income            Gain(Loss)
                Subtopic                                Statement         Reclassified
                 815-20          Gain (Loss)           Location of            from             Income
                Cash Flow          in Other            Gain (Loss)         Accumulated        Statement       Ineffective
                 Hedging        Comprehensive       reclassified from          OCI           Location of      Gain (Loss)
  Year        Relationships         Income           Accumulated OCI       into income       Gain (Loss)       in Income
--------- ------------------  -------------------  --------------------  ----------------  ----------------  ------------

                                                      Net realized                            Net gains
                Interest                               investment                             (losses)
  2009         rate swaps          ($2,243)          gains (losses)            $0          on derivatives          $0

                                                      Net realized                            Net gains
                Interest                               investment                             (losses)
  2008         rate swaps            $786            gains (losses)            $0          on derivatives          $0

        Fair Value Hedges
        The Company has entered into interest rate swap agreements that pay a variable rate of interest to the Company and the Company pays a fixed rate of interest to the counterparty. These swaps hedge the fair value of specific available-for-sale fixed income securities and are important components of the Company's asset-liability management. It is anticipated that changes in the fair values of the fixed income securities due to changes in interest rates will be offset by a corresponding opposite change in the fair values of the interest rate swaps. These swaps are considered effective hedges and are reported in the consolidated balance sheets at fair value with the changes in fair value of the swaps and hedged available-for-sale fixed income investments reported as components of net gains on derivatives in the consolidated statements of income. Periodic fair value interest swap settlements and current period changes in the swap accruals are reported as a component of net investment income with the payable or receivable included in accrued investment income. The stated fair value of the applicable interest rate swaps excludes the current period accruals. The following table presents the impact of fair value hedges on the consolidated statements of income.

                                                                                       Amount of Gain or (Loss)
          Derivative in Subtopic                 Location of Gain or (Loss)              Recognized in Income
            815-20 Fair Value                       Recognized in Income                    on Derivatives
          Hedging Relationships                        on Derivatives                  2009              2008
--------------------------------------------------------------------------------  ---------------  ------------------

           Interest rate swaps               Net gain/(loss) on derivatives            $309             ($531)

    Fixed rate fixed income securities       Net gain/(loss) on derivatives            $503            ($3,230)

        Other Derivatives
        The Company has also entered into interest rate floor, interest rate swap and credit default swap agreements to help manage its overall exposure to interest rate changes and credit events. These swaps do not hedge specific assets or liabilities and as such are not accounted for as effective hedges. Included in the non-hedge swaps are credit default swaps where the Company is a protection provider and a protection buyer.
        During 2008, the Company purchased interest rate floor agreements to protect itself against interest rates decreasing below its policy reserve guarantees. These swaps and floors are reported at fair value in the consolidated balance sheets and changes in the fair value are reported as a component of net gains (losses) on derivatives in the consolidated statements of income. Included in the non-hedge swaps is the ineffective portions of cash flow and fair value interest rate swaps. Periodic interest rate and credit default swap settlements and current period changes in the swap accruals for these non-hedge swaps are reported as a component of net investment income with the payable or receivable included in accrued investment income. The stated fair value of the applicable interest rate and credit default swaps excludes the current period accruals. The following table presents the impact of other derivatives on the consolidated statements of income.

                                                                                          Amount of Gain or (Loss)
          Derivative not designated                  Location of Gain or (Loss)             Recognized in Income
           as Hedging Instruments                       Recognized in Income                  on Derivative
            under Subtopic 815-20                           on Derivative                  2009             2008
------------------------------------------------------------------------------------- ---------------- ----------------

Interest rate swaps                                    Net investment income                   (4,685)             215
Interest rate swaps                                Net gain/(loss) on derivatives              (6,052)          13,940
Credit default swaps - receive                     Net gain/(loss) on derivatives              (4,542)          (1,599)
Credit default swaps - pay                         Net gain/(loss) on derivatives              20,271          (41,456)
Floors                                             Net gain/(loss) on derivatives              (4,565)           5,546
Embedded derivatives in:
  Index life and annuity products                  Net gain/(loss) on derivatives            (442,636)         363,680
  Index annuity products ceded                     Net gain/(loss) on derivatives             109,465         (110,609)
  Index annuity funds withheld                     Net gain/(loss) on derivatives             (67,110)         (68,588)
  Hybrid instruments                               Net gain/(loss) on derivatives             (40,492)          (2,869)
Futures                                            Net gain/(loss) on derivatives             118,925         (141,390)
Options                                                Net investment income                  (65,379)         (92,298)
Options                                            Net gain/(loss) on derivatives             158,845          (50,759)

        Collateral posted by counterparties at December 31, 2009 and 2008, applicable to derivative instruments was $199,861 and $16,180, respectively, and is reflected in the consolidated balance sheets in short-term investments. The obligation to repay the collateral is reflected in the consolidated balance sheets in repurchase agreements, other borrowings and collateral on derivatives. Collateral posted by the
        Company at December 31, 2009 and 2008 applicable to derivative instruments was $20,350 and $38,610, respectively, and is reflected in the consolidated balance sheets as other receivables.

        Hybrid Financial Instruments
        As of December 31, 2009 and 2008, the Company held eight securities with embedded derivatives and the Company has elected fair value measurement in accordance with the guidance. As such, any change in the fair value of the security is reported as gains (losses) on derivatives. The amortized cost and fair value of the Company's hybrid financial instruments at December 31, 2009 was $400,600 and $357,239 respectively.
        During 2009, the Company reported ($40,492) as gains (losses) on derivatives related to hybrid securities. At December 31, 2008, the amortized cost and fair value of the Company's hybrid securities was
        $400,600 and $397,731, respectively. The loss reported during 2008 was
        $2,869. The decision to elect fair value measurement is made on an instrument-by-instrument basis under the guidance. The Company will consider making an election of fair value measurement at the time of any future acquisitions of hybrid financial instruments.

6.      Noncontrolling Interests

        During 2008, the Company became a limited partner in a variable interest entity and the Company is considered the primary beneficiary. As such, the assets, liabilities and results of operations and cash flows of the variable interest entity have been consolidated in the accompanying consolidated financial statements. The variable interest entity,
        Guggenheim Partners Opportunistic Investment Grade Securities Fund, LLC
        (the "Fund"), is a private investment company that seeks to maximize total return by investing in a variety of fixed income sectors and assets. The Company holds a 50.9% interest in the Fund as of December
        31, 2009. North American holds a 25.5% interest in the Fund at December
        31, 2009. The general partner of the Fund is a related party, Guggenheim
        Partners Asset Management, Inc. The Fund reports unrealized gains and losses on investments as a component of net income; therefore the
        Company reports these unrealized gains and losses in the same manner.
        The amount of unrealized gain in 2009 and 2008 of $35,795 and $27,442, respectively is reported in the accompanying consolidated statements of income as net unrealized gain from variable interest entity. The other operations of the Fund are reported as components of net investment income and net realized investment gains. The income after taxes from the Fund in 2009 and 2008 was $135,003 and $17,328, of which $38,827 and
        $5,446 is allocated to the interests held by North American and $18,546 and $991, respectively, is allocated to noncontrolling interests. At
        December 31, 2009 and 2008, the Fund had total assets of $1,444,376 and
        $372,647, respectively. Included in equity at December 31, 2009 and 2008 is $504,190 and $133,837, respectively, of noncontrolling interests.

                                                                                   2009                2008

         Net income attributable to Midland National                             $  219,498          $  244,678
         Transfers (to) from the noncontrolling interest
         Decrease in Midland National's paid-in capital for
         additional capital contributions to the Fund                               (16,880)                  -
                                                                          ------------------  ------------------

         Change from net income attributable to Midland
         National and transfer (to) from noncontrolling interest                 $  202,618          $  244,678
                                                                          ------------------  ------------------

        The Company evaluates their investments in limited partnerships annually to determine if any are VIEs and would require consolidation into the
        Company's financial statements (refer to Note 1).

7.      Borrowings

        At December 31, 2009 and 2008, the Company has outstanding borrowings of
        $349,870 from the FHLB in accordance with the terms of its membership agreement. The purpose of the borrowings is to complement the Company's security lending program. The borrowings are reported as a component of repurchase agreements, other borrowings and collateral on derivatives.
        The borrowings outstanding at December 31, 2009 have maturity dates in
        March, July and November, 2010. The Company renewed the borrowings that matured in March 2010 for a borrowing that will mature on March 15, 2011 at an interest rate of 0.53%. Interest expense incurred during 2009 and
        2008 was $4,594 and $5,044, respectively, and is reported as a component of net investment income. The fair value of this borrowing approximates its reported value due to its short maturity.

        In accordance with the FHLB membership agreement, the Company was required to purchase FHLB common stock. At December 31, 2009 and 2008 the Company held $25,619 of FHLB common stock. In addition, the Company has posted agency MBS/CMO fixed income securities with fair values in excess of the amount of the borrowing as collateral.

8.      Property, Plant and Equipment

        The following summarizes property, plant and equipment:

                                                  Range of
                                                Useful Lives            2009              2008
Land                                                  -                $  3,029          $  3,029
Land improvements                                 20 years                  761               761
Buildings and improvements                        39 years               17,425            22,214
Leasehold improvements                            40 years                   20                67
Furniture and fixtures                            10 years                4,927             4,643
Computer equipment and software                 3 - 10 years             37,638            36,155
Other                                            3 - 5 years                 49                49
                                                                  --------------  ----------------
                                                                      $  63,849         $  66,918
Accumulated depreciation                                                (20,218)          (21,570)
                                                                  --------------  ----------------
                                                                      $  43,631         $  45,348
                                                                  --------------  ----------------

        Depreciation expense was $5,086 and $3,898 for the years ended December
        31, 2009 and 2008, respectively.

        Property, plant and equipment primarily consists of a home office building used for the Company's insurance operations in Sioux Falls,
        South Dakota. Construction commenced in 2007 and the facility was completed in late 2008 with occupancy in early 2009. During 2009 the former home office building, which is included in the 2008 reported balances above, was sold to a third-party for $3,050 for a realized loss of $118. Property, plant and equipment is reported in the consolidated balance sheets as a component of other receivables, other assets and property, plant and equipment.

9.      DAC, DSI and PVFP

        Policy acquisition costs of new and acquired business, deferred and amortized for the years ended December 31, 2009, 2008 and 2007 are as follows:

                                                          2009               2008               2007

DAC, beginning of year                                    $2,012,764         $1,422,862         $1,341,489
Commissions deferred                                         201,236            199,305            185,358
Underwriting and acquisition expenses deferred                41,655             39,864             42,299
Reduction due to reinsurance ceded                           (28,047)                 -                  -
Change in offset to unrealized losses                       (257,756)           527,048             85,062
Amortization related to operations                          (202,808)          (180,014)          (173,310)
Amortization related to realized (gains) losses                8,247            (14,440)           (26,891)
Amortization related to derivatives                           23,535             18,139            (31,145)
                                                       --------------   ----------------   ----------------
DAC, end of year                                          $1,798,826         $2,012,764         $1,422,862
                                                       --------------   ----------------   ----------------

        The composition of DSI for the years ended December 31, 2009, 2008 and
        2007 is summarized below:

                                                          2009               2008               2007

DSI, beginning of year                                     $ 764,191          $ 442,770          $ 414,545
Sales inducements costs deferred                              77,002             96,598             82,688
Reduction due to reinsurance ceded                            (2,423)                 -                  -
Change in offset to unrealized losses                       (152,077)           298,904             25,871
Amortization related to operations                           (72,939)           (60,326)           (53,727)
Amortization related realized (gains) losses                   3,552             (8,402)            (5,279)
Amortization related to derivatives                            9,141             (5,353)           (21,328)
                                                     ----------------  -----------------  -----------------
DSI, end of year                                           $ 626,447          $ 764,191          $ 442,770
                                                     ----------------  -----------------  -----------------

        The composition of the PVFP for the years ended December 31, 2009, 2008 and 2007 is summarized below:

                                                        2009               2008               2007

PVFP, beginning of year                                  $  34,020          $  28,767          $  34,129
Change in offset to unrealized losses                       (7,678)             7,677                  -
Amortization                                                (4,575)            (2,424)            (5,362)
                                                    ---------------   ----------------   ----------------
PVFP, end of year                                        $  21,767          $  34,020          $  28,767
                                                    ---------------   ----------------   ----------------

10.     Reinsurance

        The Company is involved in both the cession and assumption of life and annuity reinsurance with other companies. Reinsurance premiums and claims ceded and assumed for the years ended December 31 are as follows:

                                          2009                           2008                       2007
                               ---------------------------   -------------------------  --------------------------
                                  Ceded           Assumed       Ceded         Assumed      Ceded          Assumed

Premiums and deposits
   on investment contracts      $  489,965        $ 1,001     $661,616         $  839    $750,611          $  787
Claims and investment
   contract withdrawals            198,117            256      192,187          1,576     165,611           4,155

        The Company generally reinsures the excess of each individual risk over
        $1,000 on ordinary life policies in order to spread its risk of loss.
        Certain other individual health contracts are reinsured on a policy-by-policy basis. The Company remains contingently liable for certain of the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally only reinsures with companies rated "A" or better by A.M. Best. The Company monitors these ratings on an on-going basis as it is at risk that a reinsurer may be downgraded after an agreement has been entered.

        In addition to the risk reinsurance described above, the Company is also party to two funds withheld coinsurance agreements with a third-party reinsurer. These are indemnity agreements that cover 50% of substantially all policies issued from January 1, 2002 through March 31,
        2005 and since March 1, 2008 and 60% of substantially all policies issued from April 1, 2005 through February 29, 2008 of specific annuity plans. In these agreements, the Company agrees to withhold, on behalf of the assuming company, assets equal to the statutory reserves associated with these policies. The Company has netted the funds withheld liability of $3,866,131 and $3,602,226 against the reserve credits of $4,438,585 and $4,270,520 in reinsurance receivables in the December 31, 2009 and
        2008 consolidated balance sheets, respectively.

        The Company is also a party to a coinsurance agreement with an affiliated reinsurer. This is an indemnity agreement that covers 100% of all policies issued from January 1, 2008 through September 30, 2009 of specific annuity plans. The effective date of the agreement was October
        1, 2009, at which time the Company transferred assets of $552,810, which are equal to the statutory reserves associated with these policies. The
        Company also received a ceding allowance of $6,565 as of the effective date of the agreement. The account values ceded as of the effective date were $576,715. The difference between the account values ceded, the assets transferred and the ceding allowance received resulted in a reduction of deferred acquisition costs of $28,047 and a reduction of deferred sales inducements of $2,423. Reserve credits of $577,852 associated with this agreement are reported in reinsurance receivables in the December 31, 2009 consolidated balance sheet.

        Premiums, interest sensitive life and investment product charges, and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported gross of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

11.     Accumulated Other Comprehensive Income (Loss)

        The components of accumulated other comprehensive loss are as follows:

                                                                       2009               2008

Net unrealized gain (loss) - available-for-sale securities           $ (1,175,131)      $ (2,060,259)
Net unrealized gain (loss) - derivative instruments                         1,282              3,525
Net unrealized gain (loss) - noncredit component of impairment
      losses on available-for-sale securities                             (12,820)                 -
Intangibles                                                               455,301            864,200
Pension
      Unrecognized actuarial net losses                                   (12,032)            (8,603)
Post-retirement
      Unrecognized actuarial net losses                                    (1,996)            (1,434)
      Unrecognized prior service cost                                       1,164               (368)
Deferred income taxes                                                     260,481            421,029
                                                                   ---------------  -----------------

      Accumulated other comprehensive loss                             $ (483,751)        $ (781,910)
                                                                   ---------------  -----------------

        The following table sets forth the changes in each component of accumulated other comprehensive loss.

                                                                               2009            2008          2007

Net unrealized loss available-for-sale securities                            $ 971,529    $ (1,892,001)   $ (147,158)
Reclassification adjustment for (gains) losses released
      into income                                                              (86,401)        (29,971)      (71,232)
Net unrealized gain (loss) - derivatives                                        (2,243)            786         3,868
Net unrealized gain (loss) - noncredit component of impairment
      losses on available-for-sale securities                                  (12,820)              -             -
Impact of intangibles                                                         (408,899)        805,342       110,933
Additional pension liability
      Amortization of net gain in net periodic benefit expense                     346             224           164
      Net (loss) gain recognized in accrued benefit costs                       (3,775)         (3,820)        2,000
Additional post-retirement liability:
      SFAS No. 158 adoption adjustment                                               -               -        (3,750)
      Amortization of net gain (loss) in net periodic benefit expense               29             (32)            -
      Amortization of prior service costs                                           75              75             -
      Net (loss) gain recognized in accrued benefit costs                         (592)          2,517             -
      Prior service costs arising in current year                                1,458            (612)            -
Deferred income taxes                                                         (160,548)        391,122        36,812
                                                                          -------------  --------------  ------------
      Net other comprehensive gain (loss)                                    $ 298,159      $ (726,370)    $ (68,363)
                                                                          -------------  --------------  ------------

        The unrealized investment gain (loss) on available-for-sale securities and derivative instruments is adjusted by intangibles and deferred income taxes, which adjustments are included in the statements of stockholder's equity.

12.     Income Taxes

        The significant components of the provision for income taxes are as follows:

                                                   2009          2008           2007

Current                                            $ 120,089     $ 117,853      $  86,009
Deferred                                             (17,781)       21,143         48,077
                                                 ------------  ------------  -------------
          Total federal income tax expense         $ 102,308     $ 138,996      $ 134,086
                                                 ------------  ------------  -------------

        The components of the federal income tax asset are as follows:

                                                            2009               2008

Net deferred income tax asset                                $ 356,404          $ 502,966
Income taxes currently (payable) receivable                     53,870            (32,339)
                                                      -----------------  -----------------
              Total income tax asset                         $ 410,274          $ 470,627
                                                      -----------------  -----------------

        The difference between the provision for income taxes attributable to income before income taxes and the amounts that would be expected using the U.S. Federal statutory income tax rate of 35% in 2009, 2008 and 2007 are as follows:

                                                   2009           2008           2007

At statutory federal income tax rate             $ 104,735      $ 136,538      $ 136,312
Dividends received deductions                         (497)          (997)        (1,551)
Tax credits                                         (4,585)             -              -
Other, net                                           2,655          3,455           (675)
                                              -------------  -------------  -------------
              Total income tax expense           $ 102,308      $ 138,996      $ 134,086
                                              -------------  -------------  -------------

        The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31, 2009 and 2008 are as follows:

                                                                           2009           2008

Deferred income tax assets
    Policy liabilities and reserves                                         $ 720,554      $ 555,160
    Investments                                                               356,191        734,086
    Other, net                                                                  1,101         65,137
                                                                        --------------  -------------
              Total deferred income tax assets                              1,077,846      1,354,383
                                                                        --------------  -------------
Deferred income tax liabilities
    Present value of future profits of acquired business                       (7,618)        (9,220)
    Deferred policy acquisition costs and deferred sales inducements         (713,824)      (842,197)
                                                                        --------------  -------------
              Total deferred income tax liabilities                          (721,442)      (851,417)
                                                                        --------------  -------------
              Net deferred income tax asset                                 $ 356,404      $ 502,966
                                                                        --------------  -------------

        In assessing the realizability of deferred tax assets, management considers whether it is more likely than not, that some portion or all of the deferred tax assets will not be realized. Based on management's analysis of the realization of deferred tax assets, it is management's opinion that the Company will have sufficient future taxable income to realize all of the deferred tax assets at December 31, 2009, and no valuation allowance is necessary.

        The FASB issued guidance which clarified the accounting for uncertainty in income taxes in an entity's financial statements and provides thresholds for recognizing and measuring benefits of a tax position taken or expected to be taken in a tax return.

        The Company adopted the clarifying guidance as of January 1, 2007 and the Company's subsidiary, SFG Reinsurance Company adopted as of January
        1, 2009. Consequently, the Company recognizes tax benefits only on tax positions where it is "more likely than not" to prevail. There was no effect on the Company's financial statements from adopting the clarifying guidance.

        The Company anticipates it is reasonably possible that the unrecognized benefits will decrease in the range of $2,235 to $6,432 by the end of
        2010 primarily related to uncertainty regarding the treatment of dividend deductions. The Company recognizes interest and/or penalties as a component of tax expense. The Company had approximately $819 and $489 of accrued interest and penalties at December 31, 2009 and 2008, respectively.

        In 2009, the Internal Revenue Service (IRS) completed an examination of the Company's income tax returns for 2004 through 2006, with no material adjustments. The IRS has commenced an examination of the Company's income tax returns for 2007 through 2008. The examination was in progress at December 31, 2009.

        Under guidance for uncertainty in income taxes, Midland National is considered a public entity, but its subsidiary is considered a non-public entity. As required under guidance for public entities, a reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

                                                                                  2009

         Balance at January 1                                                   $  7,975
         Additions based on tax positions related to the current year                358
         Reductions based on tax positions related to the prior years             (1,024)
         Additions based on tax positions related to prior years                   1,223
         Settlements/Statute expiration                                                -
                                                                             ------------
         Balance at December 31                                                 $  8,532
                                                                             ------------

13.     Statutory Financial Data and Dividend Restrictions

        The Company is domiciled in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners
        ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.

        There were no permitted practices used by the Company in 2009; however, prescribed practices used by the Company in 2009 include the following:

        1.      In 2006 Iowa issued a prescribed practice that allows other than market value for assets held in separate accounts where general account guarantees are present on such separate accounts. As a result, the Company carries the assets of the separate accounts related to its bank owned life insurance products at book value.

        2.      In 2008 Iowa issued a prescribed practice to account for call option derivative assets that hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices at amortized cost. The prescribed practice also provides guidance to determine indexed annuity reserve calculations based on the Guideline 35 Reserve assuming the market value of the call option(s) associated with the current index term is zero, regardless of the observable market for such option(s). At the conclusion of the index term, credited
                interest is reflected in the reserve as realized, based on actual index performance. The Company adopted this prescribed practice in 2008.

        The combined effect of applying these prescribed practices in 2009 increased the Company's statutory-based surplus by $117,179. The risk-based capital excluding the effect of these prescribed practices would not have resulted in a regulatory trigger event.

        Generally, the net assets of an Iowa domiciled insurance company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends that can be paid by the Company during any
        12-month period, without prior approval of the Iowa insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory net income (generally, the greater of statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus). The Company paid dividends of
        $51,617, $46,740 and $43,345 in 2009, 2008 and 2007, respectively.
        Dividends payable in 2010 up to approximately $139,186 will not require prior approval of regulatory authorities.

        The statutory net income of the Company for the years ended December 31,
        2009, 2008 and 2007, is approximately ($31,000), $111,000 and $112,000, respectively, and reported capital and surplus at December 31, 2009,
        2008 and 2007, is approximately $1,392,000, $1,240,000 and $1,109,000, respectively, in accordance with statutory accounting principles.

14.     Operating Leases

        The Company leases certain equipment and office space. Rental expense on operating leases of approximately $3,749, $3,948, and $4,052, were incurred in 2009, 2008, and 2007, respectively. Approximate future minimum lease payments under non-cancellable leases at December 31,
        2009, are as follows:

         Year ending December 31,
         2010                                           $  2,407
         2011                                              2,794
         2012                                              2,797
         2013                                              2,772
         2014                                              2,613
         Thereafter                                       10,675
                                                  ---------------
                                                        $ 24,058
                                                  ---------------

15.     Employee Benefits Plans

        The Company participates in noncontributory defined benefit pension plan sponsored by SEI that covers certain full-time employees. Effective
        December 31, 2004, the plan sponsor approved a plan amendment to freeze the participants' accounts of the noncontributory defined benefit pension plan, which had the effect of establishing each participant's earned accrued benefit as of December 31, 2004. In addition, the participants' benefits shall be payable pursuant to the terms of the
        Plan to the extent each participant is or becomes 100% vested in such accrued benefits.

        In addition, the Company provides certain postretirement health care and life insurance benefits for eligible active and retired employees through health and welfare benefit plans.

        The following tables summarize the benefit obligations, the funded status and other additional information related to these plans as of
        December 31, 2009 and 2008. The pension benefit amounts reflect an allocation of the Company's portion of the SEI plan:

                                                         Pension Benefits             Other Benefits
                                                       ------------------------  -------------------------
                                                        2009          2008          2009         2008
Obligation and funded status
Accumulated benefit obligation at December 31           $ 37,700      $ 32,884      $ 13,456     $ 13,319
Fair value of plan assets at December 31                  30,490        29,148             -            -
                                                       ---------- -------------  ------------ ------------
Funded status at December 31                             $(7,210)      $(3,736)     $(13,456)    $(13,319)
                                                       ---------- -------------  ------------ ------------
Accrued benefit liability recognized
 in financial statements                                 $(7,210)      $(3,736)     $(13,456)    $(13,319)
                                                       ---------- -------------  ------------ ------------

Changes in liability for benefits recognized in
 accumulated other comprehensive income (loss)
Beginning balance                                        $(8,603)      $(5,007)      $(1,802)     $(3,750)
Net gain amortized into net periodic benefit costs           346           224           104           43
Net gain (loss) arising during the period                 (3,775)       (3,820)          866        1,905
                                                       ---------- -------------  ------------ ------------
Balance at December 31                                  $(12,032)      $(8,603)       $ (832)     $(1,802)
                                                       ---------- -------------  ------------ ------------

Changes in deferred taxes recognized in
 accumulated other comprehensive income (loss)           $ 1,200       $ 1,259        $  340       $ (682)
                                                       ---------- -------------  ------------ ------------

                                                   Pension Benefits                  Other Benefits
                                         ----------------------------------  -----------------------------
                                           2009        2008       2007          2009      2008       2007
Additional information
Net periodic benefit (income) costs       $  45      $ (208)    $ (426)      $ 1,438   $ 1,286    $ 1,778
Employer contributions                        -           -      1,231           331       509        397
Employee contributions                        -           -          -           122       113        106
Benefit payments                            363         529        444           453       622        503

Actuarial assumptions
Weighted-average assumptions, used to
determine benefit obligations as of
December 31
    Discount rate                          5.88%      6.25%       6.25%        5.50%      6.25%      6.25%
    Rate of compensation increase           N/A        N/A         N/A         4.25%      4.25%         -

Weighted-average assumptions used
 to determine net costs
 as of December 31
    Discount rate                          5.88%      6.25%       5.75%        5.50%      6.25%      5.75%
    Expected return on plan assets         7.00%      7.50%       7.50%           -          -          -
    Rate of compensation increase           N/A        N/A         N/A         4.25%      4.25%         -

        For measurement purposes, a 9.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2009. The rate was assumed to decrease gradually to 4.5% in 2014, and remain at that level thereafter.

        The measurement date for the plans was December 31, 2009.

        For 2009, the weighted average expected long-term rate of return on assets was 7.0%. In developing this assumption, the plan sponsor evaluated input from its third party pension plan asset managers, including their review of asset class return expectations and long-term inflation assumptions. The plan sponsor also considered its historical average return, which was in line with the expected long-term rate of return assumption for 2009.

        The defined benefit pension plan asset allocation as of the measurement date and target asset allocation, presented as a percentage of total plan assets, were as follows:

                                                       2009
                                                      Target       2009         2008

Fixed income, multi-strategy and other securities          60%         63%         65%
Equity securities                                          35%         34%         29%
Other, including cash                                       5%          3%          6%
                                                      ---------  ----------   ---------

              Total                                       100%        100%        100%
                                                      ---------  ----------   ---------

        It is the plan sponsor's policy to invest pension plan assets in a diversified portfolio consisting of an array of assets matching the target asset allocations above. The investment risk of the assets is limited by appropriate diversification both within and between asset classes. The assets are managed with a view to ensuring that sufficient liquidity will be available to meet the expected cash flow requirements of the plan.

        The fair value of plan assets are invested in cash and cash equivalents, fixed income securities and equity securities. As discussed in Note 3 above, the Fair Value approach establishes a fair value hierarchy which prioritizes inputs to valuation techniques used to measure fair value.
        The term inputs refers broadly to the assumptions that market participants would use in pricing an asset. The following is a description of the valuations methodologies used for instruments measured at fair value, including the general classification of such instruments pursuant to the valuation hierarchy.

        Cash and Cash Equivalents

        These investments are mutual funds valued using the Net Asset Value
        (NAV) provided by the administrator of the fund. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares outstanding. The NAV is a quoted price in an active market and classified within Level 1 of the valuation hierarchy.

        U.S. Government and Federal Agency Obligations

        The fair value of U.S. government bonds is generally based on quoted prices in active markets. When quoted prices are not available, fair value is determined based on a valuation model that uses inputs that include interest-rate yield curves, cross-currency-basis index spreads, and country specific credit spreads similar to the bond in terms of issuer, maturity and seniority. These investments are classified within
        Level 2 of the valuation hierarchy.

        Corporate Debt Instruments

        The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads or credit default swap spreads. The spread data used are for the same maturity as the bond. If the spread data does not reference the issuer, then data that references a comparable issuer is used. When observable price quotations are not available, fair value is determined based on cash flow models with yield curves, bond. These investments are classified within Level 2 of the valuation hierarchy.

        Foreign Debt Obligations

        The fair value of foreign government bonds is generally based on quoted prices in active markets. When quoted prices are not available, fair value is determined based on a valuation model that uses inputs that include interest-rate yield curves, cross-currency-basis index spreads, and country specific credit spreads similar to the bond in terms of issuer, maturity and seniority. These investments are classified within
        Level 2 of the valuation hierarchy.

        Common Stocks, Rights and Warrants

        The fair value for these investments is based on quoted market prices for identical assets and liabilities. These investments are classified within Level 1 of the valuation hierarchy.

        Foreign Equities and Multi-Strategy Funds

        Foreign equity and multi-strategy funds are typically valued utilizing the net asset valuations provided by the underlying private investment companies and/or their administrators. Fund management considers subscription and redemption rights, including any restrictions on the disposition of the interest in its determination of fair value. These investments are classified within level 3 of the valuation hierarchy.

        Below are the Plan's financial instruments carried at fair value on a recurring basis by the fair value hierarchy levels disclosed above:

                                                                            December 31, 2009
                                                 ------------------------------------------------------------------------
                                                    Quoted prices       Significant
                                                      In active            other         Significant
                                                     markets for        observable       unobservable
                                                  identical assets        inputs            inputs
                                                      (Level 1)          (Level 2)        (Level 3)            Total
Assets
Cash & cash equivalents                                       $ 1,256              $ -               $ -          $ 1,256
U.S. government & federal agency obligations                        -            5,015                 -            5,015
Corporate debt instruments                                          -            7,677                 -            7,677
Foreign debt obligations                                            -              775                 -              775
Common stocks, rights and warrants                                  8                -                 -               8
Foreign equities and multi-strategy funds                           -                -            15,759           15,759
                                                 ---------------------  ---------------  ----------------  --------------

                                                              $ 1,264         $ 13,467          $ 15,759         $ 30,490
                                                 ---------------------  ---------------  ----------------  --------------

                                                                                December 31, 2008
                                                 ------------------------------------------------------------------------
                                                    Quoted prices       Significant
                                                      In active            other         Significant
                                                     markets for        observable       unobservable
                                                  identical assets        inputs            inputs
                                                      (Level 1)          (Level 2)        (Level 3)         Total
Assets
Cash & cash equivalents                                       $ 1,958            $ 642               $ -         $ 2,600
U.S. government & federal agency obligations                        -            8,963                 -           8,963
Corporate debt instruments                                          -            2,549                 -           2,549
Foreign debt obligations                                            -              251                 -             251
Common stocks, rights and warrants                                  8                -                 -               8
Foreign equities and multi-strategy funds                           -                -            14,777          14,777
                                                 ---------------------  ---------------  ----------------  --------------

                                                              $ 1,966         $ 12,405          $ 14,777        $ 29,148
                                                 ---------------------  ---------------  ----------------  --------------

        The table below sets forth a summary of changes in the fair value of the
        Plan's level 3 investment assets and liabilities for the year ended
        December 31, 2009:

                                                                             December 31, 2009
                                             ----------------------------------------------------------------------------
                                                                                             Sales, issuances,
                                             Beginning       Realized       Unrealized          maturities,      Ending
                                               fair            gains          gains             settlements,      fair
                                               value         (losses)        (losses)            calls, net      value

Foreign equities and multi-strategy funds           14,777        (1,620)            5,325          (2,723)        15,759
                                             --------------  ------------  ----------------  --------------   ------------

Total                                             $ 14,777      $ (1,620)          $ 5,325        $ (2,723)      $ 15,759
                                             --------------  ------------  ----------------  --------------   ------------

                                                                             December 31, 2008
                                             ----------------------------------------------------------------------------
                                                                                             Sales, issuances,
                                             Beginning       Realized       Unrealized          maturities,      Ending
                                               fair            gains          gains             settlements,      fair
                                               value         (losses)        (losses)            calls, net      value

Foreign equities and multi-strategy funds           22,408            89            (5,371)         (2,349)        14,777
                                             --------------  ------------  ----------------  --------------   ------------

Total                                             $ 22,408          $ 89          $ (5,371)       $ (2,349)      $ 14,777
                                             --------------  ------------  ----------------  --------------   ------------

        The Company expects to contribute $0 to the pension plan in 2010.

        The following estimated future benefit payments, which reflect expected future service, as appropriate, are expected to be paid in the years indicated:

                                              Pension          Other
                                             Benefits         Benefits

Year ending December 31,
2009                                          $  669          $  711
2010                                             795             788
2011                                             945             831
2012                                           1,116             835
2013                                           1,280             887
2014-2018                                      8,616           4,856

        The Company also participates in a noncontributory Employee Stock
        Ownership Plan ("ESOP"), which is qualified as a stock bonus plan. All employees are eligible to participate in this plan upon satisfying eligibility requirements. The ESOP is sponsored by SEI. Each year the
        Company makes a contribution to the ESOP as determined by the Board of
        SEI. The contributions to the ESOP for 2009, 2008 and 2007 were $8,978,
        $8,187 and $6,119, respectively. The expense for 2009, 2008 and 2007 was
        $10,838, $9,064 and $8,397, respectively. All contributions to the ESOP are held in trust.

        Impact of Medicare Modernization Act on Postretirement Benefits
        The Company follows the guidance on accounting for the effects of the
        Medicare Prescription Drug, Improvement and Modernization Act of 2003
        (the "Modernization Act"). The Modernization Act provides, among other things, a federal subsidy to plan sponsors who maintain postretirement health care plans that provide prescription drug benefits and meet certain equivalency criteria.

        The Company has determined that, for the majority of the plan participants, the drug benefits provided by its existing postretirement health plan are actuarially equivalent to the new Medicare benefit, and as a result the Company is eligible for the government subsidy.
        Accordingly, the plan's accumulated postretirement benefit obligation was reduced upon the adoption of this new guidance in 2005. This reduction was treated as a deferred experience gain, which will be amortized as a reduction of net periodic postretirement cost over the average remaining service period of participating employees expected to receive benefits under the plan. For the year ended December 31, 2009 and 2008, the gains produced by recognition of the Modernization Act reduced net periodic postretirement cost by approximately $248 and $336, respectively.

16.     Other Related Party Transactions

        The Company pays fees to SEI under management contracts that cover certain investment, accounting, employee benefits and management services. The Company was charged $10,626, $13,346 and $12,034 in 2009,
        2008 and 2007, respectively, related to these contracts.

        The Company pays investment management fees to an affiliate, The
        Guggenheim Partners Asset Management Inc. The Company was charged
        $16,750, $21,209 and $19,900 in 2009, 2008 and 2007, respectively. The fee is calculated based on the average fair value of invested assets under management times a contractual rate.

        The Company provided certain administrative services to North American for which it was reimbursed $17,373, $14,151, and $11,121 in 2009, 2008 and 2007, respectively, for the costs incurred to render such services.

        The Company pays sales commissions to Sammons Securities, Inc. ("SSI"), a broker-dealer company, associated with the variable life and annuity premiums placed with the Company's separate account funds and other fixed annuity product sales. The Company incurred commissions of approximately $659, $891 and $1,338 in 2009, 2008 and 2007, respectively, related to SSI sales.

        The Company holds a mortgage loan on the property of an indirect affiliate, The Grove Park Inn. The balance of the loan was $50,000 and
        $28,176 as of December 31, 2009 and 2008, respectively. Effective
        December 15, 2009, the Company combined the existing mortgage loan with another Grove Park Inn loan that had previously been held by another entity of SEI, resulting in the current outstanding balance of $50,000.
        The Company earned interest income on the loan of $1,715, $1,887 and
        $1,971 in 2009, 2008 and 2007, respectively.

        The Company receives fees from its affiliate, GLAC, under a service contract that became effective December 21, 2009 which covers specified accounting and financial reporting services. The amount due under this agreement from inception to the end of 2009 was immaterial.

17.     Commitments and Contingencies

        The Company has, in the normal course of business, claims and lawsuits filed against it. In some cases the damages sought are substantially in excess of contractual policy benefits. The Company believes these claims and lawsuits, either individually or in aggregate, will not materially affect the Company's financial position or results of operations.

        At December 31, 2009, the Company had outstanding capital commitments to limited partnerships of $128,408.

        The Company makes funding commitments to various private placement bond issuers. As of December 31, 2009, the Company had $59,685 of outstanding private placement bond funding commitments.

        Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

Midland National Life
Insurance Company
Separate Account A
Financial Statements
December 31, 2009 and 2008

Midland National Life Insurance Company
Separate Account A
Index
-----------------------------------------------------------------------------------------

                                                                                  Page(s)

Report of Independent Registered Public Accounting Firm.................................1

Financial Statements

Statements of Assets and Liabilities, Operations and Changes in Net Assets...........2-69

Notes to Financial Statements.......................................................70-84

PricewaterhouseCoopers LLP
100 E. Wisconsin Ave., Suite 1800
Milwaukee WI 53202
Telephone (414) 212 1600
Facsimile (414) 212 1880

                                Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder of
Midland National Life Insurance Company and
Policyholders of the Midland National Life
Insurance Company Separate Account A

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations, changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the subaccounts of the Midland National Life Insurance Company Separate Account
A (which includes the Fidelity Variable Insurance Products Fund I, the Fidelity
Variable Insurance Products Fund II, the Fidelity Variable Insurance Products
Fund III, the American Century Variable Portfolios, Inc., the MFS Variable
Insurance Trust, the Lord Abbett Series Fund, Inc., the Alger American Fund, the
AIM Variable Insurance Funds, the Van Eck Worldwide Insurance Trust, the PIMCO
Variable Insurance Trust, the Goldman Sachs Variable Insurance Trust, the
Neuberger Berman Advisors Management Trust, the Premier VIT, the ProFunds VP,
and the Vanguard Variable Insurance Funds subaccounts thereof) at December 31,
2009, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United
States of America. These financial statements and financial highlights are the responsibility of Midland National Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States).
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the number of shares owned as of December
31, 2009 by correspondence with the custodians, provide a reasonable basis for our opinion.

April 21, 2010

Midland National Life Insurance Company
Separate Account A
Accumulated Total for All Portfolios
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                              $ 8,374,930
     (cost $424,539,987)                  $ 437,182,035         Capital gains distributions                    2,467,316
                                                                                                        -----------------

Liabilities                                           -                                                       10,842,246
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                $ 437,182,035         Administrative expense                            67,919
                                         ---------------
                                                                Mortality and expense risk                     3,043,895
                                                                                                        -----------------

                                                                                                               3,111,814
                                                                                                        -----------------

                                                             Net investment income                             7,730,432

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments             (91,696,922)
                                                              Net unrealized appreciation on
                                                               investments                                   182,041,620
                                                                                                        -----------------

                                                            Net increase in net assets resulting from
                                                             operations                                     $ 98,075,130
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                          $ 342,430,594     $ 554,416,247

Net increase (decrease) in net assets resulting from operations                             98,075,130      (211,729,204)

Capital shares transactions
   Net premiums                                                                             45,690,374        66,580,698
   Transfers of policy loans                                                                  (321,137)       (5,196,961)
   Transfers of cost of insurance                                                          (25,032,809)      (28,480,099)
   Transfers of surrenders                                                                 (19,620,321)      (24,061,659)
   Transfers of death benefits                                                                (773,198)       (1,233,240)
   Transfers of other terminations                                                          (2,528,264)       (3,191,257)
   Interfund and net transfers to general account                                             (738,334)       (4,673,931)
                                                                                      ----------------- -----------------

     Net decrease in net assets from capital share transactions                             (3,323,689)         (256,449)
                                                                                      ----------------- -----------------

Total increase (decrease) in net assets                                                     94,751,441      (211,985,653)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                $ 437,182,035    $  342,430,594
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                               2

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Money Market Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 90,292
     10,671,412 shares (cost $10,671,412)  $ 10,671,412         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           90,292
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                 $ 10,671,412         Administrative expense                             2,258
                                         ---------------
                                                                Mortality and expense risk                       101,471
                                                                                                        -----------------

                                                                                                                 103,729
                                                                                                        -----------------

                                                             Net investment loss                                 (13,437)

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized gains on investments                        -
                                                              Net unrealized appreciation on
                                                               investments                                             -
                                                                                                        -----------------

                                                             Net decrease in net assets resulting from
                                                             operations                                        $ (13,437)
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                           $ 12,223,756       $ 8,561,964

 Net (decrease) increase in net assets resulting from operations                               (13,437)          234,683

Capital shares transactions
   Net premiums                                                                              2,437,715         1,937,885
   Transfers of policy loans                                                                    65,884          (114,306)
   Transfers of cost of insurance                                                             (951,220)         (804,948)
   Transfers of surrenders                                                                  (2,163,402)         (902,492)
   Transfers of death benefits                                                                 (39,024)          (48,341)
   Transfers of other terminations                                                             (70,528)          (39,432)
   Interfund and net transfers to general account                                             (818,332)        3,398,743
                                                                                      ----------------- -----------------

Net (decrease) increase in net assets from capital share transactions                       (1,538,907)        3,427,109
                                                                                      ----------------- -----------------

 Total (decrease) increase in net assets                                                    (1,552,344)        3,661,792
                                                                                      ----------------- -----------------

Net assets at end of year                                                                 $ 10,671,412    $   12,223,756
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                               3

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I High Income Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                $ 586,306
     1,554,313 shares (cost $7,680,087)     $ 8,222,313         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                          586,306
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 8,222,313         Administrative expense                             3,121
                                         ---------------
                                                                Mortality and expense risk                        55,673
                                                                                                        -----------------

                                                                                                                  58,794
                                                                                                        -----------------

                                                             Net investment income                               527,512

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments              (1,012,144)
                                                              Net unrealized appreciation on
                                                               investments                                     2,788,149
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                      $ 2,303,517
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 4,685,116       $ 6,608,023

 Net increase (decrease) in net assets resulting from operations                             2,303,517        (1,632,377)

Capital shares transactions
   Net premiums                                                                                806,981           651,198
   Transfers of policy loans                                                                    13,738           (52,402)
   Transfers of cost of insurance                                                             (550,439)         (476,468)
   Transfers of surrenders                                                                    (261,003)         (274,060)
   Transfers of death benefits                                                                 (11,044)          (34,574)
   Transfers of other terminations                                                             (95,637)          (14,755)
   Interfund and net transfers to general account                                            1,331,084           (89,469)
                                                                                      ----------------- -----------------

Net increase (decrease) in net assets from capital share transactions                        1,233,680          (290,530)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                     3,537,197        (1,922,907)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 8,222,313     $   4,685,116
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                               4

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Equity-Income Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations
   December 31, 2009                                                Year Ended December 31, 2009

Assets:                                                      Investment income:
   Investment in Portfolio,                                      Dividend income                                $ 370,411
     1,101,822 shares (cost $19,716,197)    $ 18,521,629         Capital gains distributions                            -
                                                                                                         -----------------

Liabilities                                            -                                                          370,411
                                         ----------------                                                -----------------
                                                             Expenses:
Net assets                                  $ 18,521,629         Administrative expense                            10,145
                                         ----------------
                                                                 Mortality and expense risk                       124,384
                                                                                                         -----------------

                                                                                                                  134,529
                                                                                                         -----------------

                                                              Net investment income                               235,882

                                                             Realized and unrealized gains
                                                             (losses) on investments
                                                               Net realized losses on investments              (7,659,846)
                                                               Net unrealized appreciation on
                                                                investments                                    11,616,238
                                                                                                         -----------------

                                                              Net increase in net assets resulting from
                                                              operations                                      $ 4,192,274
                                                                                                         -----------------

--------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                             2009              2008

Net assets at beginning of year                                                            $ 16,111,614      $ 32,008,838

 Net increase (decrease) in net assets resulting from operations                              4,192,274       (12,983,922)

Capital shares transactions
   Net premiums                                                                               1,388,971         2,210,207
   Transfers of policy loans                                                                    168,334          (206,441)
   Transfers of cost of insurance                                                            (1,430,747)       (1,699,133)
   Transfers of surrenders                                                                     (891,105)       (1,552,753)
   Transfers of death benefits                                                                  (50,700)         (166,738)
   Transfers of other terminations                                                             (106,040)         (203,221)
   Interfund and net transfers to general account                                              (860,972)       (1,295,223)
                                                                                       ----------------- -----------------

Net decrease in net assets from capital share transactions                                   (1,782,259)       (2,913,302)
                                                                                       ----------------- -----------------

 Total increase (decrease) in net assets                                                      2,410,015       (15,897,224)
                                                                                       ----------------- -----------------

Net assets at end of year                                                                  $ 18,521,629    $   16,111,614
                                                                                       ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                               5

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations
   December 31, 2009                                                Year Ended December 31, 2009

Assets:                                                      Investment income:
   Investment in Portfolio,                                      Dividend income                                $ 130,277
     1,130,421 shares (cost $34,877,195)    $ 33,957,851         Capital gains distributions                       25,335
                                                                                                         -----------------

Liabilities                                            -                                                          155,612
                                         ----------------                                                -----------------
                                                             Expenses:
Net assets                                  $ 33,957,851         Administrative expense                            15,002
                                         ----------------
                                                                 Mortality and expense risk                       214,164
                                                                                                         -----------------

                                                                                                                  229,166
                                                                                                         -----------------

                                                              Net investment loss                                 (73,554)

                                                             Realized and unrealized gains
                                                             (losses) on investments
                                                               Net realized losses on investments              (4,095,263)
                                                               Net unrealized appreciation on
                                                                investments                                    10,793,956
                                                                                                         -----------------

                                                              Net increase in net assets resulting from
                                                              operations                                      $ 6,625,139
                                                                                                         -----------------

--------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                             2009              2008

Net assets at beginning of year                                                            $ 25,918,250      $ 55,020,668

 Net increase (decrease) in net assets resulting from operations                              6,625,139       (24,851,236)

Capital shares transactions
   Net premiums                                                                               2,891,479         4,195,672
   Transfers of policy loans                                                                    219,748          (564,874)
   Transfers of cost of insurance                                                            (2,456,591)       (3,176,178)
   Transfers of surrenders                                                                   (1,748,679)       (2,762,062)
   Transfers of death benefits                                                                  (84,558)         (121,162)
   Transfers of other terminations                                                             (140,222)         (224,810)
   Interfund and net transfers to general account                                             2,733,285        (1,597,768)
                                                                                       ----------------- -----------------

Net increase (decrease) in net assets from capital share transactions                         1,414,462        (4,251,182)
                                                                                       ----------------- -----------------

 Total increase (decrease) in net assets                                                      8,039,601       (29,102,418)
                                                                                       ----------------- -----------------

Net assets at end of year                                                                  $ 33,957,851    $   25,918,250
                                                                                       ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                               6

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Overseas Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations
   December 31, 2009                                                Year Ended December 31, 2009

Assets:                                                      Investment income:
   Investment in Portfolio,                                      Dividend income                                $ 256,288
     881,673 shares (cost $12,920,905)      $ 13,269,182         Capital gains distributions                       36,831
                                                                                                         -----------------

Liabilities                                            -                                                          293,119
                                         ----------------                                                -----------------
                                                             Expenses:
Net assets                                  $ 13,269,182         Administrative expense                             4,413
                                         ----------------
                                                                 Mortality and expense risk                       105,673
                                                                                                         -----------------

                                                                                                                  110,086
                                                                                                         -----------------

                                                              Net investment income                               183,033

                                                             Realized and unrealized gains
                                                             (losses) on investments
                                                               Net realized losses on investments              (5,526,963)
                                                               Net unrealized appreciation on
                                                                investments                                     7,608,299
                                                                                                         -----------------

                                                              Net increase in net assets resulting from
                                                              operations                                      $ 2,264,369
                                                                                                         -----------------

--------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                             2009              2008

Net assets at beginning of year                                                            $ 10,762,909      $ 20,501,977

 Net increase (decrease) in net assets resulting from operations                              2,264,369        (8,834,742)

Capital shares transactions
   Net premiums                                                                               1,704,205         2,229,824
   Transfers of policy loans                                                                     23,005          (230,356)
   Transfers of cost of insurance                                                              (937,461)         (926,121)
   Transfers of surrenders                                                                     (500,524)         (820,545)
   Transfers of death benefits                                                                  (18,751)          (43,825)
   Transfers of other terminations                                                              (56,015)         (147,059)
   Interfund and net transfers to general account                                                27,445          (966,244)
                                                                                       ----------------- -----------------

Net increase (decrease) in net assets from capital share transactions                           241,904          (904,326)
                                                                                       ----------------- -----------------

 Total increase (decrease) in net assets                                                      2,506,273        (9,739,068)
                                                                                       ----------------- -----------------

Net assets at end of year                                                                  $ 13,269,182    $   10,762,909
                                                                                       ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                               7

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Mid Cap Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations
   December 31, 2009                                                Year Ended December 31, 2009

Assets:                                                      Investment income:
   Investment in Portfolio,                                      Dividend income                                $ 114,030
     751,109 shares (cost $16,296,667)      $ 19,183,312         Capital gains distributions                       85,694
                                                                                                         -----------------

Liabilities                                            -                                                          199,724
                                         ----------------                                                -----------------
                                                             Expenses:
Net assets                                  $ 19,183,312         Administrative expense                               722
                                         ----------------
                                                                 Mortality and expense risk                       138,721
                                                                                                         -----------------

                                                                                                                  139,443
                                                                                                         -----------------

                                                              Net investment income                                60,281

                                                             Realized and unrealized gains
                                                             (losses) on investments
                                                               Net realized losses on investments              (5,961,949)
                                                               Net unrealized appreciation on
                                                                investments                                    11,889,617
                                                                                                         -----------------

                                                              Net increase in net assets resulting from
                                                              operations                                      $ 5,987,949
                                                                                                         -----------------

--------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                             2009              2008

Net assets at beginning of year                                                            $ 13,975,665      $ 25,085,489

 Net increase (decrease) in net assets resulting from operations                              5,987,949        (9,750,623)

Capital shares transactions
   Net premiums                                                                               1,643,822         2,605,525
   Transfers of policy loans                                                                   (103,500)         (179,031)
   Transfers of cost of insurance                                                              (749,856)       (1,035,766)
   Transfers of surrenders                                                                     (744,282)         (950,481)
   Transfers of death benefits                                                                  (14,822)          (11,663)
   Transfers of other terminations                                                             (107,664)          (95,803)
   Interfund and net transfers to general account                                              (704,000)       (1,691,982)
                                                                                       ----------------- -----------------

Net decrease in net assets from capital share transactions                                     (780,302)       (1,359,201)
                                                                                       ----------------- -----------------

 Total increase (decrease) in net assets                                                      5,207,647       (11,109,824)
                                                                                       ----------------- -----------------

Net assets at end of year                                                                  $ 19,183,312    $   13,975,665
                                                                                       ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                               8

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom Income Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                  $ 1,377
     4,148 shares (cost $38,153)               $ 41,480         Capital gains distributions                          561
                                                                                                        -----------------

Liabilities                                           -                                                            1,938
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                     $ 41,480         Administrative expense                                 -
                                         ---------------
                                                                Mortality and expense risk                           322
                                                                                                        -----------------

                                                                                                                     322
                                                                                                        -----------------

                                                             Net investment income                                 1,616

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized gains on investments                       74
                                                              Net unrealized appreciation on
                                                               investments                                         3,326
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                          $ 5,016
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                               $ 20,820               $ -

 Net increase in net assets resulting from operations                                            5,016                 1

Capital shares transactions
   Net premiums                                                                                  4,119            20,819
   Transfers of policy loans                                                                         -                 -
   Transfers of cost of insurance                                                               (2,098)                -
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                   -                 -
   Interfund and net transfers to general account                                               13,623                 -
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                      15,644            20,819
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                   20,660            20,820
                                                                                      ----------------- -----------------

Net assets at end of year                                                                     $ 41,480      $     20,820
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                               9

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom 2010 Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                  $ 1,746
     4,915 shares (cost $42,841)               $ 48,016         Capital gains distributions                           85
                                                                                                        -----------------

Liabilities                                           -                                                            1,831
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                     $ 48,016         Administrative expense                                 -
                                         ---------------
                                                                Mortality and expense risk                           247
                                                                                                        -----------------

                                                                                                                     247
                                                                                                        -----------------

                                                             Net investment income                                 1,584

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized gains on investments                      420
                                                              Net unrealized appreciation on
                                                               investments                                         5,175
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                          $ 7,179
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                                    $ -               $ -

 Net increase in net assets resulting from operations                                            7,179                 -

Capital shares transactions
   Net premiums                                                                                 10,963                 -
   Transfers of policy loans                                                                         -                 -
   Transfers of cost of insurance                                                               (4,403)                -
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                   -                 -
   Interfund and net transfers to general account                                               34,277                 -
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                      40,837                 -
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                   48,016                 -
                                                                                      ----------------- -----------------

Net assets at end of year                                                                     $ 48,016        $        -
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              10

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom 2015 Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                      $ 6
     20 shares (cost $176)                        $ 192         Capital gains distributions                            2
                                                                                                        -----------------

Liabilities                                           -                                                                8
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                        $ 192         Administrative expense                                 -
                                         ---------------
                                                                Mortality and expense risk                             1
                                                                                                        -----------------

                                                                                                                       1
                                                                                                        -----------------

                                                             Net investment income                                     7

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized gains on investments                       10
                                                              Net unrealized appreciation on
                                                               investments                                            22
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                             $ 39
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                                  $ 129               $ -

 Net increase (decrease) in net assets resulting from operations                                    39               (23)

Capital shares transactions
   Net premiums                                                                                    280               318
   Transfers of policy loans                                                                         -                 -
   Transfers of cost of insurance                                                                 (256)             (166)
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                   -                 -
   Interfund and net transfers to general account                                                    -                 -
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                          24               152
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                       63               129
                                                                                      ----------------- -----------------

Net assets at end of year                                                                        $ 192       $       129
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              11

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom 2020 Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                    $ 733
     2,641 shares (cost $22,952)               $ 25,141         Capital gains distributions                          159
                                                                                                        -----------------

Liabilities                                           -                                                              892
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                     $ 25,141         Administrative expense                                 2
                                         ---------------
                                                                Mortality and expense risk                            23
                                                                                                        -----------------

                                                                                                                      25
                                                                                                        -----------------

                                                             Net investment income                                   867

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized gains on investments                    1,081
                                                              Net unrealized appreciation on
                                                               investments                                         2,215
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                          $ 4,163
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                                $ 3,412               $ -

 Net increase (decrease) in net assets resulting from operations                                 4,163            (6,578)

Capital shares transactions
   Net premiums                                                                                 11,659             3,656
   Transfers of policy loans                                                                         -                 -
   Transfers of cost of insurance                                                               (4,932)           (1,215)
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                   -                 -
   Interfund and net transfers to general account                                               10,839             7,549
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                      17,566             9,990
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                   21,729             3,412
                                                                                      ----------------- -----------------

Net assets at end of year                                                                     $ 25,141      $      3,412
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              12

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom 2025 Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                    $ 150
     547 shares (cost $4,744)                   $ 5,088         Capital gains distributions                           55
                                                                                                        -----------------

Liabilities                                           -                                                              205
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                      $ 5,088         Administrative expense                                 -
                                         ---------------
                                                                Mortality and expense risk                            35
                                                                                                        -----------------

                                                                                                                      35
                                                                                                        -----------------

                                                             Net investment income                                   170

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                    (568)
                                                              Net unrealized appreciation on
                                                               investments                                         1,606
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                          $ 1,208
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                                $ 2,567               $ -

 Net increase (decrease) in net assets resulting from operations                                 1,208            (1,304)

Capital shares transactions
   Net premiums                                                                                  1,625               269
   Transfers of policy loans                                                                      (141)              (50)
   Transfers of cost of insurance                                                                 (789)             (195)
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                   -                 -
   Interfund and net transfers to general account                                                  618             3,847
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                       1,313             3,871
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                    2,521             2,567
                                                                                      ----------------- -----------------

Net assets at end of year                                                                      $ 5,088      $      2,567
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              13

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom 2030 Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                  $ 1,737
     9,807 shares (cost $84,913)               $ 88,558         Capital gains distributions                          606
                                                                                                        -----------------

Liabilities                                           -                                                            2,343
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                     $ 88,558         Administrative expense                                 -
                                         ---------------
                                                                Mortality and expense risk                           415
                                                                                                        -----------------

                                                                                                                     415
                                                                                                        -----------------

                                                             Net investment income                                 1,928

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                  (1,727)
                                                              Net unrealized appreciation on
                                                               investments                                        18,852
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                         $ 19,053
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                               $ 35,917               $ -

 Net increase (decrease) in net assets resulting from operations                                19,053           (13,159)

Capital shares transactions
   Net premiums                                                                                 31,397            12,319
   Transfers of policy loans                                                                         -                 -
   Transfers of cost of insurance                                                              (10,722)           (2,380)
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                   -                 -
   Interfund and net transfers to general account                                               12,913            39,137
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                      33,588            49,076
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                   52,641            35,917
                                                                                      ----------------- -----------------

Net assets at end of year                                                                     $ 88,558      $     35,917
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              14

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Asset Manager Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                $ 129,099
     462,478 shares (cost $6,136,513)       $ 6,012,210         Capital gains distributions                        9,053
                                                                                                        -----------------

Liabilities                                           -                                                          138,152
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 6,012,210         Administrative expense                             5,805
                                         ---------------
                                                                Mortality and expense risk                        46,339
                                                                                                        -----------------

                                                                                                                  52,144
                                                                                                        -----------------

                                                             Net investment income                                86,008

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (703,029)
                                                              Net unrealized appreciation on
                                                               investments                                     1,978,396
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                      $ 1,361,375
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 5,177,690       $ 8,164,214

 Net increase (decrease) in net assets resulting from operations                             1,361,375        (2,334,457)

Capital shares transactions
   Net premiums                                                                                457,393           584,963
   Transfers of policy loans                                                                    50,614          (107,682)
   Transfers of cost of insurance                                                             (453,040)         (525,611)
   Transfers of surrenders                                                                    (312,678)         (573,312)
   Transfers of death benefits                                                                 (21,947)          (67,563)
   Transfers of other terminations                                                             (21,009)          (27,509)
   Interfund and net transfers to general account                                             (226,188)           64,647
                                                                                      ----------------- -----------------

Net decrease in net assets from capital share transactions                                    (526,855)         (652,067)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                       834,520        (2,986,524)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 6,012,210     $   5,177,690
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              15

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Investment Grade Bond Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations
   December 31, 2009                                                Year Ended December 31, 2009

Assets:                                                      Investment income:
   Investment in Portfolio,                                      Dividend income                              $ 1,018,686
     975,707 shares (cost $11,973,905)      $ 12,176,825         Capital gains distributions                       46,340
                                                                                                         -----------------

Liabilities                                            -                                                        1,065,026
                                         ----------------                                                -----------------
                                                             Expenses:
Net assets                                  $ 12,176,825         Administrative expense                             1,839
                                         ----------------
                                                                 Mortality and expense risk                        86,010
                                                                                                         -----------------

                                                                                                                   87,849
                                                                                                         -----------------

                                                              Net investment income                               977,177

                                                             Realized and unrealized gains
                                                             (losses) on investments
                                                               Net realized losses on investments                (164,579)
                                                               Net unrealized appreciation on
                                                                investments                                       725,906
                                                                                                         -----------------

                                                              Net increase in net assets resulting from
                                                              operations                                      $ 1,538,504
                                                                                                         -----------------

--------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                             2009              2008

Net assets at beginning of year                                                            $ 10,967,654      $ 10,502,350

 Net increase (decrease) in net assets resulting from operations                              1,538,504          (467,768)

Capital shares transactions
   Net premiums                                                                                 410,834         1,666,698
   Transfers of policy loans                                                                    287,874           (90,224)
   Transfers of cost of insurance                                                              (368,507)         (705,888)
   Transfers of surrenders                                                                     (410,170)         (581,965)
   Transfers of death benefits                                                                  (26,304)          (39,552)
   Transfers of other terminations                                                              (62,359)         (185,792)
   Interfund and net transfers to general account                                              (160,701)          869,795
                                                                                       ----------------- -----------------

Net (decrease) increase in net assets from capital share transactions                          (329,333)          933,072
                                                                                       ----------------- -----------------

 Total increase in net assets                                                                 1,209,171           465,304
                                                                                       ----------------- -----------------

Net assets at end of year                                                                  $ 12,176,825    $   10,967,654
                                                                                       ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              16

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Index 500 Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations
   December 31, 2009                                                Year Ended December 31, 2009

Assets:                                                      Investment income:
   Investment in Portfolio,                                      Dividend income                              $ 1,048,395
     391,510 shares (cost $47,277,757)      $ 46,832,407         Capital gains distributions                      881,997
                                                                                                         -----------------

Liabilities                                            -                                                        1,930,392
                                         ----------------                                                -----------------
                                                             Expenses:
Net assets                                  $ 46,832,407         Administrative expense                             5,886
                                         ----------------
                                                                 Mortality and expense risk                       315,513
                                                                                                         -----------------

                                                                                                                  321,399
                                                                                                         -----------------

                                                              Net investment income                             1,608,993

                                                             Realized and unrealized gains
                                                             (losses) on investments
                                                               Net realized losses on investments              (8,713,015)
                                                               Net unrealized appreciation on
                                                                investments                                    16,663,581
                                                                                                         -----------------

                                                              Net increase in net assets resulting from
                                                              operations                                      $ 9,559,559
                                                                                                         -----------------

--------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                             2009              2008

Net assets at beginning of year                                                            $ 39,209,782      $ 64,296,635

 Net increase (decrease) in net assets resulting from operations                              9,559,559       (23,503,899)

Capital shares transactions
   Net premiums                                                                               4,434,003         5,978,513
   Transfers of policy loans                                                                   (253,761)         (529,230)
   Transfers of cost of insurance                                                            (2,724,826)       (2,602,327)
   Transfers of surrenders                                                                   (2,116,364)       (2,315,570)
   Transfers of death benefits                                                                  (51,148)         (156,636)
   Transfers of other terminations                                                             (218,168)         (234,183)
   Interfund and net transfers to general account                                            (1,006,670)       (1,723,521)
                                                                                       ----------------- -----------------

Net decrease in net assets from capital share transactions                                   (1,936,934)       (1,582,954)
                                                                                       ----------------- -----------------

 Total increase (decrease) in net assets                                                      7,622,625       (25,086,853)
                                                                                       ----------------- -----------------

Net assets at end of year                                                                  $ 46,832,407    $   39,209,782
                                                                                       ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              17

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Contrafund Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations
   December 31, 2009                                                Year Ended December 31, 2009

Assets:                                                      Investment income:
   Investment in Portfolio,                                      Dividend income                                $ 482,383
     1,938,066 shares (cost $40,808,505)    $ 39,962,919         Capital gains distributions                        9,608
                                                                                                         -----------------

Liabilities                                            -                                                          491,991
                                         ----------------                                                -----------------
                                                             Expenses:
Net assets                                  $ 39,962,919         Administrative expense                             7,905
                                         ----------------
                                                                 Mortality and expense risk                       266,946
                                                                                                         -----------------

                                                                                                                  274,851
                                                                                                         -----------------

                                                              Net investment income                               217,140

                                                             Realized and unrealized gains
                                                             (losses) on investments
                                                               Net realized losses on investments             (14,959,997)
                                                               Net unrealized appreciation on
                                                                investments                                    25,160,195
                                                                                                         -----------------

                                                              Net increase in net assets resulting from
                                                              operations                                     $ 10,417,338
                                                                                                         -----------------

--------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                             2009              2008

Net assets at beginning of year                                                            $ 32,023,672      $ 59,938,983

 Net increase (decrease) in net assets resulting from operations                             10,417,338       (25,057,469)

Capital shares transactions
   Net premiums                                                                               2,939,419         4,835,454
   Transfers of policy loans                                                                    (16,256)         (518,098)
   Transfers of cost of insurance                                                            (1,853,128)       (2,615,202)
   Transfers of surrenders                                                                   (1,804,106)       (2,429,628)
   Transfers of death benefits                                                                  (39,461)          (94,554)
   Transfers of other terminations                                                             (220,878)         (318,737)
   Interfund and net transfers to general account                                            (1,483,681)       (1,717,077)
                                                                                       ----------------- -----------------

Net decrease in net assets from capital share transactions                                   (2,478,091)       (2,857,842)
                                                                                       ----------------- -----------------

 Total increase (decrease) in net assets                                                      7,939,247       (27,915,311)
                                                                                       ----------------- -----------------

Net assets at end of year                                                                  $ 39,962,919    $   32,023,672
                                                                                       ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              18

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Asset Manager: Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 49,092
     279,966 shares (cost $3,378,352)       $ 3,544,365         Capital gains distributions                        6,357
                                                                                                        -----------------

Liabilities                                           -                                                           55,449
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 3,544,365         Administrative expense                             1,520
                                         ---------------
                                                                Mortality and expense risk                        23,293
                                                                                                        -----------------

                                                                                                                  24,813
                                                                                                        -----------------

                                                             Net investment income                                30,636

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (374,129)
                                                              Net unrealized appreciation on
                                                               investments                                     1,223,227
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 879,734
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 2,993,258       $ 5,291,927

 Net increase (decrease) in net assets resulting from operations                               879,734        (1,779,602)

Capital shares transactions
   Net premiums                                                                                222,697           415,594
   Transfers of policy loans                                                                    13,022           (79,055)
   Transfers of cost of insurance                                                             (208,823)         (332,766)
   Transfers of surrenders                                                                    (199,946)         (369,191)
   Transfers of death benefits                                                                 (10,894)          (15,990)
   Transfers of other terminations                                                             (14,017)          (54,920)
   Interfund and net transfers to general account                                             (130,666)          (82,739)
                                                                                      ----------------- -----------------

Net decrease in net assets from capital share transactions                                    (328,627)         (519,067)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                       551,107        (2,298,669)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 3,544,365     $   2,993,258
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              19

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund III Balanced Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 69,321
     315,044 shares (cost $4,058,308)       $ 4,224,742         Capital gains distributions                       11,108
                                                                                                        -----------------

Liabilities                                           -                                                           80,429
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 4,224,742         Administrative expense                               117
                                         ---------------
                                                                Mortality and expense risk                        28,768
                                                                                                        -----------------

                                                                                                                  28,885
                                                                                                        -----------------

                                                             Net investment income                                51,544

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (477,944)
                                                              Net unrealized appreciation on
                                                               investments                                     1,589,140
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                      $ 1,162,740
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 3,200,918       $ 5,041,173

 Net increase (decrease) in net assets resulting from operations                             1,162,740        (1,718,950)

Capital shares transactions
   Net premiums                                                                                449,730           487,930
   Transfers of policy loans                                                                   (39,053)          (46,254)
   Transfers of cost of insurance                                                             (338,781)         (297,770)
   Transfers of surrenders                                                                    (163,278)         (133,907)
   Transfers of death benefits                                                                 (36,974)          (16,521)
   Transfers of other terminations                                                              (6,264)          (17,000)
   Interfund and net transfers to general account                                               (4,296)          (97,783)
                                                                                      ----------------- -----------------

Net decrease in net assets from capital share transactions                                    (138,916)         (121,305)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                     1,023,824        (1,840,255)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 4,224,742     $   3,200,918
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              20

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund III Growth & Income Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 69,495
     640,740 shares (cost $7,014,945)       $ 7,092,988         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           69,495
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 7,092,988         Administrative expense                               350
                                         ---------------
                                                                Mortality and expense risk                        48,140
                                                                                                        -----------------

                                                                                                                  48,490
                                                                                                        -----------------

                                                             Net investment income                                21,005

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments              (2,462,335)
                                                              Net unrealized appreciation on
                                                               investments                                     3,937,816
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                      $ 1,496,486
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 5,926,268      $ 11,350,680

 Net increase (decrease) in net assets resulting from operations                             1,496,486        (4,521,580)

Capital shares transactions
   Net premiums                                                                                913,731         1,122,658
   Transfers of policy loans                                                                    12,209          (120,044)
   Transfers of cost of insurance                                                             (530,353)         (642,139)
   Transfers of surrenders                                                                    (378,747)         (538,945)
   Transfers of death benefits                                                                 (45,140)          (30,336)
   Transfers of other terminations                                                             (56,495)          (57,155)
   Interfund and net transfers to general account                                             (244,971)         (636,871)
                                                                                      ----------------- -----------------

Net decrease in net assets from capital share transactions                                    (329,766)         (902,832)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                     1,166,720        (5,424,412)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 7,092,988     $   5,926,268
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              21

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund III Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 25,064
     423,149 shares (cost $5,459,688)       $ 6,139,897         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           25,064
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 6,139,897         Administrative expense                               404
                                         ---------------
                                                                Mortality and expense risk                        34,951
                                                                                                        -----------------

                                                                                                                  35,355
                                                                                                        -----------------

                                                             Net investment loss                                 (10,291)

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments              (1,788,668)
                                                              Net unrealized appreciation on
                                                               investments                                     3,759,291
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                      $ 1,960,332
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 4,465,907      $ 10,781,475

 Net increase (decrease) in net assets resulting from operations                             1,960,332        (5,748,126)

Capital shares transactions
   Net premiums                                                                                635,351           852,435
   Transfers of policy loans                                                                    44,607          (142,823)
   Transfers of cost of insurance                                                             (470,157)         (614,331)
   Transfers of surrenders                                                                    (362,272)         (358,676)
   Transfers of death benefits                                                                  (7,807)           (3,593)
   Transfers of other terminations                                                             (59,240)          (90,538)
   Interfund and net transfers to general account                                              (66,824)         (209,916)
                                                                                      ----------------- -----------------

Net decrease in net assets from capital share transactions                                    (286,342)         (567,442)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                     1,673,990        (6,315,568)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 6,139,897     $   4,465,907
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              22

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Balanced Fund
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                $ 135,127
     445,280 shares (cost $2,720,288)       $ 2,560,358         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                          135,127
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 2,560,358         Administrative expense                                73
                                         ---------------
                                                                Mortality and expense risk                        20,556
                                                                                                        -----------------

                                                                                                                  20,629
                                                                                                        -----------------

                                                             Net investment income                               114,498

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (490,443)
                                                              Net unrealized appreciation on
                                                               investments                                       688,705
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 312,760
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 2,644,260       $ 3,636,481

 Net increase (decrease) in net assets resulting from operations                               312,760          (734,701)

Capital shares transactions
   Net premiums                                                                                293,933           372,724
   Transfers of policy loans                                                                     4,073           (74,075)
   Transfers of cost of insurance                                                             (203,087)         (224,665)
   Transfers of surrenders                                                                    (140,820)         (188,080)
   Transfers of death benefits                                                                  (4,539)          (19,107)
   Transfers of other terminations                                                              (9,599)          (40,809)
   Interfund and net transfers to general account                                             (336,623)          (83,508)
                                                                                      ----------------- -----------------

Net decrease in net assets from capital share transactions                                    (396,662)         (257,520)
                                                                                      ----------------- -----------------

 Total decrease in net assets                                                                  (83,902)         (992,221)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 2,560,358     $   2,644,260
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              23

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 38,850
     503,020 shares (cost $4,302,484)       $ 5,417,524         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           38,850
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 5,417,524         Administrative expense                               295
                                         ---------------
                                                                Mortality and expense risk                        38,897
                                                                                                        -----------------

                                                                                                                  39,192
                                                                                                        -----------------

                                                             Net investment loss                                    (342)

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments              (1,619,806)
                                                              Net unrealized appreciation on
                                                               investments                                     3,164,198
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                      $ 1,544,050
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 4,287,827       $ 8,669,898

 Net increase (decrease) in net assets resulting from operations                             1,544,050        (3,939,759)

Capital shares transactions
   Net premiums                                                                                360,477           503,854
   Transfers of policy loans                                                                   (30,002)          (79,845)
   Transfers of cost of insurance                                                             (257,684)         (353,623)
   Transfers of surrenders                                                                    (243,445)         (311,974)
   Transfers of death benefits                                                                  (8,130)           (8,755)
   Transfers of other terminations                                                             (36,644)          (96,716)
   Interfund and net transfers to general account                                             (198,925)          (95,253)
                                                                                      ----------------- -----------------

Net decrease in net assets from capital share transactions                                    (414,353)         (442,312)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                     1,129,697        (4,382,071)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 5,417,524     $   4,287,827
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              24

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. International Fund
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations
   December 31, 2009                                                Year Ended December 31, 2009

Assets:                                                      Investment income:
   Investment in Portfolio,                                      Dividend income                                $ 286,114
     2,125,977 shares (cost $16,365,359)    $ 16,433,805         Capital gains distributions                            -
                                                                                                         -----------------

Liabilities                                            -                                                          286,114
                                         ----------------                                                -----------------
                                                             Expenses:
Net assets                                  $ 16,433,805         Administrative expense                               771
                                         ----------------
                                                                 Mortality and expense risk                       118,499
                                                                                                         -----------------

                                                                                                                  119,270
                                                                                                         -----------------

                                                              Net investment income                               166,844

                                                             Realized and unrealized gains
                                                             (losses) on investments
                                                               Net realized losses on investments              (3,894,208)
                                                               Net unrealized appreciation on
                                                                investments                                     7,856,551
                                                                                                         -----------------

                                                              Net increase in net assets resulting from
                                                              operations                                      $ 4,129,187
                                                                                                         -----------------

--------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                             2009              2008

Net assets at beginning of year                                                            $ 13,140,038      $ 26,670,007

 Net increase (decrease) in net assets resulting from operations                              4,129,187       (11,387,033)

Capital shares transactions
   Net premiums                                                                               1,743,383         3,034,447
   Transfers of policy loans                                                                    (77,334)         (246,171)
   Transfers of cost of insurance                                                              (922,150)       (1,280,007)
   Transfers of surrenders                                                                     (650,527)       (1,011,461)
   Transfers of death benefits                                                                  (13,121)          (21,186)
   Transfers of other terminations                                                             (100,122)         (107,281)
   Interfund and net transfers to general account                                              (815,549)       (2,511,277)
                                                                                       ----------------- -----------------

Net decrease in net assets from capital share transactions                                     (835,420)       (2,142,936)
                                                                                       ----------------- -----------------

 Total increase (decrease) in net assets                                                      3,293,767       (13,529,969)
                                                                                       ----------------- -----------------

Net assets at end of year                                                                  $ 16,433,805    $   13,140,038
                                                                                       ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              25

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Value Fund
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations
   December 31, 2009                                                Year Ended December 31, 2009

Assets:                                                      Investment income:
   Investment in Portfolio,                                      Dividend income                                $ 898,543
     3,499,605 shares (cost $17,704,443)    $ 18,477,916         Capital gains distributions                            -
                                                                                                         -----------------

Liabilities                                            -                                                          898,543
                                         ----------------                                                -----------------
                                                             Expenses:
Net assets                                  $ 18,477,916         Administrative expense                               864
                                         ----------------
                                                                 Mortality and expense risk                       133,687
                                                                                                         -----------------

                                                                                                                  134,551
                                                                                                         -----------------

                                                              Net investment income                               763,992

                                                             Realized and unrealized gains
                                                             (losses) on investments
                                                               Net realized losses on investments              (6,053,803)
                                                               Net unrealized appreciation on
                                                                investments                                     8,273,586
                                                                                                         -----------------

                                                              Net increase in net assets resulting from
                                                              operations                                      $ 2,983,775
                                                                                                         -----------------

--------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                             2009              2008

Net assets at beginning of year                                                            $ 15,683,190      $ 21,332,296

 Net increase (decrease) in net assets resulting from operations                              2,983,775        (5,904,360)

Capital shares transactions
   Net premiums                                                                               2,368,882         3,544,699
   Transfers of policy loans                                                                    (32,271)         (171,546)
   Transfers of cost of insurance                                                            (1,079,245)       (1,280,560)
   Transfers of surrenders                                                                     (714,619)         (795,177)
   Transfers of death benefits                                                                  (26,093)          (28,758)
   Transfers of other terminations                                                              (97,501)         (108,897)
   Interfund and net transfers to general account                                              (608,202)         (904,507)
                                                                                       ----------------- -----------------

Net (decrease) increase in net assets from capital share transactions                          (189,049)          255,254
                                                                                       ----------------- -----------------

 Total increase (decrease) in net assets                                                      2,794,726        (5,649,106)
                                                                                       ----------------- -----------------

Net assets at end of year                                                                  $ 18,477,916    $   15,683,190
                                                                                       ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              26

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Income & Growth Fund
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 81,576
     350,320 shares (cost $1,974,041)       $ 1,884,723         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           81,576
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 1,884,723         Administrative expense                                52
                                         ---------------
                                                                Mortality and expense risk                        13,907
                                                                                                        -----------------

                                                                                                                  13,959
                                                                                                        -----------------

                                                             Net investment income                                67,617

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (652,379)
                                                              Net unrealized appreciation on
                                                               investments                                       861,173
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 276,411
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 1,767,576       $ 3,033,407

 Net increase (decrease) in net assets resulting from operations                               276,411        (1,036,279)

Capital shares transactions
   Net premiums                                                                                187,614           275,704
   Transfers of policy loans                                                                    (2,307)          (41,113)
   Transfers of cost of insurance                                                             (120,954)         (163,065)
   Transfers of surrenders                                                                     (69,059)         (106,690)
   Transfers of death benefits                                                                  (2,113)           (4,441)
   Transfers of other terminations                                                              (7,343)          (59,141)
   Interfund and net transfers to general account                                             (145,102)         (130,806)
                                                                                      ----------------- -----------------

Net decrease in net assets from capital share transactions                                    (159,264)         (229,552)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                       117,147        (1,265,831)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 1,884,723     $   1,767,576
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              27

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust Growth Series
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 24,729
     636,550 shares (cost $11,788,594)     $ 13,641,268         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           24,729
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                 $ 13,641,268         Administrative expense                               465
                                         ---------------
                                                                Mortality and expense risk                        72,012
                                                                                                        -----------------

                                                                                                                  72,477
                                                                                                        -----------------

                                                             Net investment loss                                 (47,748)

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (630,749)
                                                              Net unrealized appreciation on
                                                               investments                                     3,842,490
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                      $ 3,163,993
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 7,525,964      $ 13,216,107

 Net increase (decrease) in net assets resulting from operations                             3,163,993        (4,845,747)

Capital shares transactions
   Net premiums                                                                                831,929         1,126,434
   Transfers of policy loans                                                                   (60,542)         (145,774)
   Transfers of cost of insurance                                                             (455,331)         (680,866)
   Transfers of surrenders                                                                    (577,694)         (630,726)
   Transfers of death benefits                                                                 (15,320)          (19,312)
   Transfers of other terminations                                                            (161,513)         (141,879)
   Interfund and net transfers to general account                                            3,389,782          (352,273)
                                                                                      ----------------- -----------------

Net increase (decrease) in net assets from capital share transactions                        2,951,311          (844,396)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                     6,115,304        (5,690,143)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                 $ 13,641,268     $   7,525,964
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              28

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust Investors Trust Series
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 21,299
     80,135 shares (cost $1,437,138)        $ 1,461,656         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           21,299
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 1,461,656         Administrative expense                                14
                                         ---------------
                                                                Mortality and expense risk                        10,556
                                                                                                        -----------------

                                                                                                                  10,570
                                                                                                        -----------------

                                                             Net investment income                                10,729

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (132,842)
                                                              Net unrealized appreciation on
                                                               investments                                       431,085
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 308,972
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 1,223,835       $ 1,980,718

 Net increase (decrease) in net assets resulting from operations                               308,972          (636,698)

Capital shares transactions
   Net premiums                                                                                118,134           186,904
   Transfers of policy loans                                                                   (10,718)          (13,311)
   Transfers of cost of insurance                                                              (83,286)         (128,817)
   Transfers of surrenders                                                                     (78,326)         (109,044)
   Transfers of death benefits                                                                    (917)           (1,577)
   Transfers of other terminations                                                              (2,640)          (18,534)
   Interfund and net transfers to general account                                              (13,398)          (35,806)
                                                                                      ----------------- -----------------

Net decrease in net assets from capital share transactions                                     (71,151)         (120,185)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                       237,821          (756,883)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 1,461,656     $   1,223,835
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              29

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust New Discovery Series
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                      $ -
     437,360 shares (cost $4,763,220)       $ 5,873,746         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                                -
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 5,873,746         Administrative expense                               269
                                         ---------------
                                                                Mortality and expense risk                        53,552
                                                                                                        -----------------

                                                                                                                  53,821
                                                                                                        -----------------

                                                             Net investment loss                                 (53,821)

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized gains on investments                   17,777
                                                              Net unrealized appreciation on
                                                               investments                                     3,636,287
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                      $ 3,600,243
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 5,411,177       $ 6,841,325

 Net increase (decrease) in net assets resulting from operations                             3,600,243        (2,388,174)

Capital shares transactions
   Net premiums                                                                                506,709           611,553
   Transfers of policy loans                                                                  (118,788)          (65,116)
   Transfers of cost of insurance                                                             (311,252)         (328,503)
   Transfers of surrenders                                                                    (330,830)         (314,484)
   Transfers of death benefits                                                                 (10,641)           (6,425)
   Transfers of other terminations                                                             (34,830)          (43,306)
   Interfund and net transfers to general account                                           (2,838,042)        1,104,307
                                                                                      ----------------- -----------------

Net (decrease) increase in net assets from capital share transactions                       (3,137,674)          958,026
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                       462,569        (1,430,148)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 5,873,746     $   5,411,177
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              30

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust Research Series
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 46,965
     219,508 shares (cost $3,441,167)       $ 3,637,241         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           46,965
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 3,637,241         Administrative expense                                87
                                         ---------------
                                                                Mortality and expense risk                        26,874
                                                                                                        -----------------

                                                                                                                  26,961
                                                                                                        -----------------

                                                             Net investment income                                20,004

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (351,448)
                                                              Net unrealized appreciation on
                                                               investments                                     1,165,925
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 834,481
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 3,229,160       $ 5,759,688

 Net increase (decrease) in net assets resulting from operations                               834,481        (1,969,737)

Capital shares transactions
   Net premiums                                                                                298,016           458,733
   Transfers of policy loans                                                                   (87,145)          (51,498)
   Transfers of cost of insurance                                                             (219,459)         (266,838)
   Transfers of surrenders                                                                    (271,510)         (396,319)
   Transfers of death benefits                                                                 (14,291)          (10,802)
   Transfers of other terminations                                                             (25,215)          (33,726)
   Interfund and net transfers to general account                                             (106,796)         (260,341)
                                                                                      ----------------- -----------------

Net decrease in net assets from capital share transactions                                    (426,400)         (560,791)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                       408,081        (2,530,528)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 3,637,241     $   3,229,160
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              31

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust Total Return Series
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                  $ 3,319
     6,135 shares (cost $88,885)              $ 107,239         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                            3,319
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                    $ 107,239         Administrative expense                                 -
                                         ---------------
                                                                Mortality and expense risk                           943
                                                                                                        -----------------

                                                                                                                     943
                                                                                                        -----------------

                                                             Net investment income                                 2,376

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                 (12,097)
                                                              Net unrealized appreciation on
                                                               investments                                        29,677
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                         $ 19,956
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                               $ 54,520           $ 5,959

 Net increase (decrease) in net assets resulting from operations                                19,956           (12,794)

Capital shares transactions
   Net premiums                                                                                 19,303            62,822
   Transfers of policy loans                                                                         -                 -
   Transfers of cost of insurance                                                               (7,831)           (3,092)
   Transfers of surrenders                                                                      (2,522)           (2,483)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                   -                 -
   Interfund and net transfers to general account                                               23,813             4,108
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                      32,763            61,355
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                   52,719            48,561
                                                                                      ----------------- -----------------

Net assets at end of year                                                                    $ 107,239      $     54,520
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              32

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust Utilities Series
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 82,550
     109,252 shares (cost $2,087,375)       $ 2,504,063         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           82,550
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 2,504,063         Administrative expense                                92
                                         ---------------
                                                                Mortality and expense risk                        14,458
                                                                                                        -----------------

                                                                                                                  14,550
                                                                                                        -----------------

                                                             Net investment income                                68,000

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (457,094)
                                                              Net unrealized appreciation on
                                                               investments                                       932,076
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 542,982
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 1,194,358         $ 659,438

 Net increase (decrease) in net assets resulting from operations                               542,982          (621,907)

Capital shares transactions
   Net premiums                                                                                494,967           595,713
   Transfers of policy loans                                                                    (8,406)           (3,747)
   Transfers of cost of insurance                                                              (88,648)          (72,952)
   Transfers of surrenders                                                                     (29,390)          (76,250)
   Transfers of death benefits                                                                    (103)           (1,610)
   Transfers of other terminations                                                             (37,760)           (4,255)
   Interfund and net transfers to general account                                              436,063           719,928
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                     766,723         1,156,827
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                1,309,705           534,920
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 2,504,063     $   1,194,358
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              33

Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. Growth and Income Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations
   December 31, 2009                                                Year Ended December 31, 2009

Assets:                                                      Investment income:
   Investment in Portfolio,                                      Dividend income                                 $ 84,657
     460,642 shares (cost $10,410,995)       $ 9,374,073         Capital gains distributions                            -
                                                                                                         -----------------

Liabilities                                            -                                                           84,657
                                         ----------------                                                -----------------
                                                             Expenses:
Net assets                                   $ 9,374,073         Administrative expense                               207
                                         ----------------
                                                                 Mortality and expense risk                        69,300
                                                                                                         -----------------

                                                                                                                   69,507
                                                                                                         -----------------

                                                              Net investment income                                15,150

                                                             Realized and unrealized gains
                                                             (losses) on investments
                                                               Net realized losses on investments              (2,135,954)
                                                               Net unrealized appreciation on
                                                                investments                                     3,555,640
                                                                                                         -----------------

                                                              Net increase in net assets resulting from
                                                              operations                                      $ 1,434,836
                                                                                                         -----------------

--------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                             2009              2008

Net assets at beginning of year                                                             $ 8,396,938      $ 14,240,492

 Net increase (decrease) in net assets resulting from operations                              1,434,836        (5,067,729)

Capital shares transactions
   Net premiums                                                                               1,062,868         1,653,451
   Transfers of policy loans                                                                     18,267          (164,858)
   Transfers of cost of insurance                                                              (587,884)         (741,981)
   Transfers of surrenders                                                                     (430,853)         (676,812)
   Transfers of death benefits                                                                   (5,932)          (31,949)
   Transfers of other terminations                                                              (72,930)          (57,281)
   Interfund and net transfers to general account                                              (441,237)         (756,395)
                                                                                       ----------------- -----------------

Net decrease in net assets from capital share transactions                                     (457,701)         (775,825)
                                                                                       ----------------- -----------------

 Total increase (decrease) in net assets                                                        977,135        (5,843,554)
                                                                                       ----------------- -----------------

Net assets at end of year                                                                   $ 9,374,073     $   8,396,938
                                                                                       ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              34

Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                        Statement of Operations
   December 31, 2009                                                Year Ended December 31, 2009

Assets:                                                      Investment income:
   Investment in Portfolio,                                      Dividend income                                 $ 52,691
     911,835 shares (cost $12,417,486)      $ 12,081,813         Capital gains distributions                            -
                                                                                                         -----------------

Liabilities                                            -                                                           52,691
                                         ----------------                                                -----------------
                                                             Expenses:
Net assets                                  $ 12,081,813         Administrative expense                               493
                                         ----------------
                                                                 Mortality and expense risk                        91,743
                                                                                                         -----------------

                                                                                                                   92,236
                                                                                                         -----------------

                                                              Net investment loss                                 (39,545)

                                                             Realized and unrealized gains
                                                             (losses) on investments
                                                               Net realized losses on investments              (5,339,225)
                                                               Net unrealized appreciation on
                                                                investments                                     7,859,684
                                                                                                         -----------------

                                                              Net increase in net assets resulting from
                                                              operations                                      $ 2,480,914
                                                                                                         -----------------

--------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                             2009              2008

Net assets at beginning of year                                                            $ 10,682,778      $ 19,623,648

 Net increase (decrease) in net assets resulting from operations                              2,480,914        (7,491,049)

Capital shares transactions
   Net premiums                                                                               1,367,215         2,637,077
   Transfers of policy loans                                                                    (15,881)         (175,319)
   Transfers of cost of insurance                                                              (726,933)       (1,027,916)
   Transfers of surrenders                                                                     (567,341)         (999,836)
   Transfers of death benefits                                                                  (13,220)          (32,367)
   Transfers of other terminations                                                              (60,284)          (63,961)
   Interfund and net transfers to general account                                            (1,065,435)       (1,787,499)
                                                                                       ----------------- -----------------

Net decrease in net assets from capital share transactions                                   (1,081,879)       (1,449,821)
                                                                                       ----------------- -----------------

 Total increase (decrease) in net assets                                                      1,399,035        (8,940,870)
                                                                                       ----------------- -----------------

Net assets at end of year                                                                  $ 12,081,813    $   10,682,778
                                                                                       ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              35

Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. International Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 68,246
     715,420 shares (cost $5,711,213)       $ 5,208,258         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           68,246
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 5,208,258         Administrative expense                               256
                                         ---------------
                                                                Mortality and expense risk                        35,786
                                                                                                        -----------------

                                                                                                                  36,042
                                                                                                        -----------------

                                                             Net investment income                                32,204

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments              (1,869,656)
                                                              Net unrealized appreciation on
                                                               investments                                     3,397,376
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                      $ 1,559,924
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 3,617,364       $ 8,381,975

 Net increase (decrease) in net assets resulting from operations                             1,559,924        (4,167,251)

Capital shares transactions
   Net premiums                                                                                391,285           727,766
   Transfers of policy loans                                                                    (3,928)          (41,152)
   Transfers of cost of insurance                                                             (241,252)         (286,093)
   Transfers of surrenders                                                                    (152,553)         (193,014)
   Transfers of death benefits                                                                  (4,022)           (5,578)
   Transfers of other terminations                                                             (14,499)          (82,370)
   Interfund and net transfers to general account                                               55,939          (716,919)
                                                                                      ----------------- -----------------

Net increase (decrease) in net assets from capital share transactions                           30,970          (597,360)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                     1,590,894        (4,764,611)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 5,208,258     $   3,617,364
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              36

Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. America Value Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                  $ 3,832
     10,192 shares (cost $124,128)            $ 122,203         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                            3,832
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                    $ 122,203         Administrative expense                                 -
                                         ---------------
                                                                Mortality and expense risk                         1,050
                                                                                                        -----------------

                                                                                                                   1,050
                                                                                                        -----------------

                                                             Net investment income                                 2,782

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                  (3,917)
                                                              Net unrealized appreciation on
                                                               investments                                        24,258
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                         $ 23,123
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                               $ 74,280          $ 41,530

 Net increase (decrease) in net assets resulting from operations                                23,123           (21,337)

Capital shares transactions
   Net premiums                                                                                 19,936            24,724
   Transfers of policy loans                                                                        28              (408)
   Transfers of cost of insurance                                                               (6,251)           (3,470)
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                   -                 -
   Interfund and net transfers to general account                                               11,087            33,241
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                      24,800            54,087
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                   47,923            32,750
                                                                                      ----------------- -----------------

Net assets at end of year                                                                    $ 122,203      $     74,280
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              37

Midland National Life Insurance Company
Separate Account A
Alger American Fund LargeCap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 60,618
     282,568 shares (cost $9,739,958)      $ 10,963,637         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           60,618
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                 $ 10,963,637         Administrative expense                               434
                                         ---------------
                                                                Mortality and expense risk                        80,381
                                                                                                        -----------------

                                                                                                                  80,815
                                                                                                        -----------------

                                                             Net investment loss                                 (20,197)

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments              (1,854,026)
                                                              Net unrealized appreciation on
                                                               investments                                     5,425,160
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                      $ 3,550,937
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 7,741,324      $ 14,673,255

 Net increase (decrease) in net assets resulting from operations                             3,550,937        (6,812,135)

Capital shares transactions
   Net premiums                                                                              1,450,905         2,624,585
   Transfers of policy loans                                                                   (20,734)         (129,219)
   Transfers of cost of insurance                                                             (678,030)         (725,016)
   Transfers of surrenders                                                                    (356,897)         (400,207)
   Transfers of death benefits                                                                 (14,960)          (27,255)
   Transfers of other terminations                                                             (52,318)          (48,542)
   Interfund and net transfers to general account                                             (656,590)       (1,414,142)
                                                                                      ----------------- -----------------

Net decrease in net assets from capital share transactions                                    (328,624)         (119,796)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                     3,222,313        (6,931,931)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                 $ 10,963,637     $   7,741,324
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              38

Midland National Life Insurance Company
Separate Account A
Alger American Fund MidCap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                      $ -
     606,722 shares (cost $6,152,976)       $ 6,479,792         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                                -
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 6,479,792         Administrative expense                               194
                                         ---------------
                                                                Mortality and expense risk                        46,211
                                                                                                        -----------------

                                                                                                                  46,405
                                                                                                        -----------------

                                                             Net investment loss                                 (46,405)

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments              (4,446,514)
                                                              Net unrealized appreciation on
                                                               investments                                     6,730,266
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                      $ 2,237,347
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 4,679,573      $ 11,389,000

 Net increase (decrease) in net assets resulting from operations                             2,237,347        (6,649,340)

Capital shares transactions
   Net premiums                                                                                520,161         1,297,084
   Transfers of policy loans                                                                      (414)         (102,770)
   Transfers of cost of insurance                                                             (297,993)         (477,236)
   Transfers of surrenders                                                                    (255,554)         (332,814)
   Transfers of death benefits                                                                  (5,358)          (11,730)
   Transfers of other terminations                                                             (34,367)          (48,032)
   Interfund and net transfers to general account                                             (363,603)         (384,589)
                                                                                      ----------------- -----------------

Net decrease in net assets from capital share transactions                                    (437,128)          (60,087)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                     1,800,219        (6,709,427)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 6,479,792     $   4,679,573
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              39

Midland National Life Insurance Company
Separate Account A
Alger American Fund Capital Appreciation Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                      $ -
     180,003 shares (cost $7,382,840)       $ 8,265,722         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                                -
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 8,265,722         Administrative expense                               210
                                         ---------------
                                                                Mortality and expense risk                        59,585
                                                                                                        -----------------

                                                                                                                  59,795
                                                                                                        -----------------

                                                             Net investment loss                                 (59,795)

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (526,498)
                                                              Net unrealized appreciation on
                                                               investments                                     3,434,056
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                      $ 2,847,763
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 5,996,510      $ 11,917,522

 Net increase (decrease) in net assets resulting from operations                             2,847,763        (5,289,845)

Capital shares transactions
   Net premiums                                                                                587,324         1,168,171
   Transfers of policy loans                                                                   (20,754)          (94,990)
   Transfers of cost of insurance                                                             (214,448)         (414,413)
   Transfers of surrenders                                                                    (349,482)         (631,801)
   Transfers of death benefits                                                                  (1,412)          (16,203)
   Transfers of other terminations                                                             (52,889)          (47,437)
   Interfund and net transfers to general account                                             (526,890)         (594,494)
                                                                                      ----------------- -----------------

Net decrease in net assets from capital share transactions                                    (578,551)         (631,167)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                     2,269,212        (5,921,012)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 8,265,722     $   5,996,510
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              40

Midland National Life Insurance Company
Separate Account A
Alger American Fund SmallCap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                      $ -
     232,003 shares (cost $5,924,565)       $ 5,934,640         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                                -
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 5,934,640         Administrative expense                               175
                                         ---------------
                                                                Mortality and expense risk                        41,220
                                                                                                        -----------------

                                                                                                                  41,395
                                                                                                        -----------------

                                                             Net investment loss                                 (41,395)

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (502,493)
                                                              Net unrealized appreciation on
                                                               investments                                     2,416,758
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                      $ 1,872,870
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 4,438,741       $ 9,606,349

 Net increase (decrease) in net assets resulting from operations                             1,872,870        (4,229,914)

Capital shares transactions
   Net premiums                                                                                445,246           723,436
   Transfers of policy loans                                                                   (37,153)          (47,917)
   Transfers of cost of insurance                                                             (271,653)         (350,257)
   Transfers of surrenders                                                                    (184,223)         (173,168)
   Transfers of death benefits                                                                 (16,169)          (12,288)
   Transfers of other terminations                                                             (19,827)          (48,508)
   Interfund and net transfers to general account                                             (293,192)       (1,028,992)
                                                                                      ----------------- -----------------

Net decrease in net assets from capital share transactions                                    (376,971)         (937,694)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                     1,495,899        (5,167,608)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 5,934,640     $   4,438,741
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              41

Midland National Life Insurance Company
Separate Account A
AIM Variable Insurance Funds Financial Services Fund
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 16,818
     126,872 shares (cost $574,748)           $ 647,049         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           16,818
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                    $ 647,049         Administrative expense                                29
                                         ---------------
                                                                Mortality and expense risk                         4,346
                                                                                                        -----------------

                                                                                                                   4,375
                                                                                                        -----------------

                                                             Net investment income                                12,443

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (128,238)
                                                              Net unrealized appreciation on
                                                               investments                                       244,880
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 129,085
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                              $ 323,569       $ 1,352,748

 Net increase (decrease) in net assets resulting from operations                               129,085          (925,439)

Capital shares transactions
   Net premiums                                                                                258,313           235,640
   Transfers of policy loans                                                                      (801)            3,765
   Transfers of cost of insurance                                                              (60,552)          (71,861)
   Transfers of surrenders                                                                     (17,826)          (67,370)
   Transfers of death benefits                                                                  (2,221)             (485)
   Transfers of other terminations                                                              (3,945)           (4,251)
   Interfund and net transfers to general account                                               21,427          (199,178)
                                                                                      ----------------- -----------------

Net increase (decrease) in net assets from capital share transactions                          194,395          (103,740)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                       323,480        (1,029,179)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                    $ 647,049      $    323,569
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              42

Midland National Life Insurance Company
Separate Account A
AIM Variable Insurance Funds Global Health Care Fund
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                  $ 3,694
     73,375 shares (cost $926,801)          $ 1,164,469         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                            3,694
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 1,164,469         Administrative expense                                49
                                         ---------------
                                                                Mortality and expense risk                         9,049
                                                                                                        -----------------

                                                                                                                   9,098
                                                                                                        -----------------

                                                             Net investment loss                                  (5,404)

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (541,714)
                                                              Net unrealized appreciation on
                                                               investments                                       789,890
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 242,772
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 1,125,638       $ 1,770,058

 Net increase (decrease) in net assets resulting from operations                               242,772          (483,991)

Capital shares transactions
   Net premiums                                                                                130,231           350,588
   Transfers of policy loans                                                                     2,140           (11,589)
   Transfers of cost of insurance                                                              (69,789)          (85,940)
   Transfers of surrenders                                                                     (51,289)         (154,627)
   Transfers of death benefits                                                                  (5,262)           (1,171)
   Transfers of other terminations                                                              (7,166)           (4,844)
   Interfund and net transfers to general account                                             (202,806)         (252,846)
                                                                                      ----------------- -----------------

Net decrease in net assets from capital share transactions                                    (203,941)         (160,429)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                        38,831          (644,420)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 1,164,469     $   1,125,638
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              43

Midland National Life Insurance Company
Separate Account A
AIM Variable Insurance Funds International Growth Fund
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 56,040
     165,172 shares (cost $3,830,349)       $ 4,296,126         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           56,040
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 4,296,126         Administrative expense                               192
                                         ---------------
                                                                Mortality and expense risk                        26,694
                                                                                                        -----------------

                                                                                                                  26,886
                                                                                                        -----------------

                                                             Net investment income                                29,154

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (772,916)
                                                              Net unrealized appreciation on
                                                               investments                                     1,741,761
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 997,999
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 2,711,172       $ 2,333,557

 Net increase (decrease) in net assets resulting from operations                               997,999        (1,555,878)

Capital shares transactions
   Net premiums                                                                                746,439         1,368,126
   Transfers of policy loans                                                                    (7,920)           (2,647)
   Transfers of cost of insurance                                                             (263,081)         (195,760)
   Transfers of surrenders                                                                     (44,438)          (28,502)
   Transfers of death benefits                                                                  (7,582)          (17,090)
   Transfers of other terminations                                                             (11,792)           (6,280)
   Interfund and net transfers to general account                                              175,329           815,646
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                     586,955         1,933,493
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                1,584,954           377,615
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 4,296,126     $   2,711,172
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              44

Midland National Life Insurance Company
Separate Account A
Van Eck Worldwide Insurance Trust Worldwide Hard Assets Fund
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 24,169
     471,965 shares (cost $12,389,140)     $ 13,809,699         Capital gains distributions                       47,928
                                                                                                        -----------------

Liabilities                                           -                                                           72,097
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                 $ 13,809,699         Administrative expense                               512
                                         ---------------
                                                                Mortality and expense risk                        88,056
                                                                                                        -----------------

                                                                                                                  88,568
                                                                                                        -----------------

                                                             Net investment loss                                 (16,471)

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments              (2,219,352)
                                                              Net unrealized appreciation on
                                                               investments                                     6,788,424
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                      $ 4,552,601
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 7,541,921      $ 14,276,656

 Net increase (decrease) in net assets resulting from operations                             4,552,601        (6,864,358)

Capital shares transactions
   Net premiums                                                                              1,767,004         1,938,103
   Transfers of policy loans                                                                   (76,520)         (157,989)
   Transfers of cost of insurance                                                             (628,972)         (589,472)
   Transfers of surrenders                                                                    (242,834)         (663,752)
   Transfers of death benefits                                                                 (11,221)           (2,952)
   Transfers of other terminations                                                             (81,721)          (62,543)
   Interfund and net transfers to general account                                              989,441          (331,772)
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                   1,715,177           129,623
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                     6,267,778        (6,734,735)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                 $ 13,809,699     $   7,541,921
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              45

Midland National Life Insurance Company
Separate Account A
Van Eck Worldwide Insurance Trust Worldwide Real Estate Fund
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                      $ -
     0 shares (cost $0)                             $ -         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                                -
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                          $ -         Administrative expense                                24
                                         ---------------
                                                                Mortality and expense risk                         7,513
                                                                                                        -----------------

                                                                                                                   7,537
                                                                                                        -----------------

                                                             Net investment loss                                  (7,537)

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (696,393)
                                                              Net unrealized appreciation on
                                                               investments                                       948,423
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 244,493
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                              $ 883,177       $ 2,013,027

 Net increase (decrease) in net assets resulting from operations                               244,493        (1,125,291)

Capital shares transactions
   Net premiums                                                                                351,761           454,473
   Transfers of policy loans                                                                     5,306           (19,409)
   Transfers of cost of insurance                                                              (83,052)         (117,542)
   Transfers of surrenders                                                                     (30,777)          (53,956)
   Transfers of death benefits                                                                  (2,077)                -
   Transfers of other terminations                                                             (27,194)          (24,807)
   Interfund and net transfers to general account                                           (1,341,637)         (243,318)
                                                                                      ----------------- -----------------

Net decrease in net assets from capital share transactions                                  (1,127,670)           (4,559)
                                                                                      ----------------- -----------------

 Total decrease in net assets                                                                 (883,177)       (1,129,850)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                          $ -      $    883,177
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              46

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Total Return Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                              $ 1,215,072
     2,575,112 shares (cost $27,510,845)   $ 27,862,716         Capital gains distributions                      772,134
                                                                                                        -----------------

Liabilities                                           -                                                        1,987,206
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                 $ 27,862,716         Administrative expense                             1,519
                                         ---------------
                                                                Mortality and expense risk                       201,154
                                                                                                        -----------------

                                                                                                                 202,673
                                                                                                        -----------------

                                                             Net investment income                             1,784,533

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized gains on investments                  267,506
                                                              Net unrealized appreciation on
                                                               investments                                       608,913
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                      $ 2,660,952
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                           $ 22,479,921      $ 14,304,515

 Net increase in net assets resulting from operations                                        2,660,952           679,014

Capital shares transactions
   Net premiums                                                                              3,307,555         5,250,828
   Transfers of policy loans                                                                  (119,013)         (329,693)
   Transfers of cost of insurance                                                           (1,458,207)       (1,187,040)
   Transfers of surrenders                                                                  (1,329,635)         (879,136)
   Transfers of death benefits                                                                 (53,815)          (53,137)
   Transfers of other terminations                                                            (172,709)         (200,810)
   Interfund and net transfers to general account                                            2,547,667         4,895,380
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                   2,721,843         7,496,392
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                5,382,795         8,175,406
                                                                                      ----------------- -----------------

Net assets at end of year                                                                 $ 27,862,716    $   22,479,921
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              47

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Low Duration Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 68,960
     207,952 shares (cost $2,109,913)       $ 2,102,392         Capital gains distributions                       94,214
                                                                                                        -----------------

Liabilities                                           -                                                          163,174
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 2,102,392         Administrative expense                                17
                                         ---------------
                                                                Mortality and expense risk                        11,805
                                                                                                        -----------------

                                                                                                                  11,822
                                                                                                        -----------------

                                                             Net investment income                               151,352

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized gains on investments                      201
                                                              Net unrealized appreciation on
                                                               investments                                        83,213
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 234,766
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 1,838,160       $ 1,774,207

 Net increase (decrease) in net assets resulting from operations                               234,766           (21,278)

Capital shares transactions
   Net premiums                                                                                161,945           236,149
   Transfers of policy loans                                                                    (5,371)          (10,677)
   Transfers of cost of insurance                                                              (80,363)          (79,788)
   Transfers of surrenders                                                                      (5,568)           (2,904)
   Transfers of death benefits                                                                  (4,480)                -
   Transfers of other terminations                                                              (1,942)          (14,497)
   Interfund and net transfers to general account                                              (34,755)          (43,052)
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                      29,466            85,231
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                  264,232            63,953
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 2,102,392     $   1,838,160
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              48

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust High Yield Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                $ 234,204
     328,106 shares (cost $2,293,377)       $ 2,388,610         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                          234,204
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 2,388,610         Administrative expense                                34
                                         ---------------
                                                                Mortality and expense risk                        23,056
                                                                                                        -----------------

                                                                                                                  23,090
                                                                                                        -----------------

                                                             Net investment income                               211,114

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized gains on investments                   65,038
                                                              Net unrealized appreciation on
                                                               investments                                       595,906
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 872,058
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 1,292,791       $ 1,829,459

 Net increase (decrease) in net assets resulting from operations                               872,058          (433,368)

Capital shares transactions
   Net premiums                                                                                187,719           198,585
   Transfers of policy loans                                                                   (28,104)          (11,167)
   Transfers of cost of insurance                                                             (161,980)          (77,631)
   Transfers of surrenders                                                                    (111,223)          (18,740)
   Transfers of death benefits                                                                  (3,391)                -
   Transfers of other terminations                                                             (36,833)          (56,018)
   Interfund and net transfers to general account                                              377,573          (138,329)
                                                                                      ----------------- -----------------

Net increase (decrease) in net assets from capital share transactions                          223,761          (103,300)
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                     1,095,819          (536,668)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 2,388,610     $   1,292,791
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              49

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Real Return Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                $ 154,530
     451,137 shares (cost $5,596,613)       $ 5,612,147         Capital gains distributions                      210,539
                                                                                                        -----------------

Liabilities                                           -                                                          365,069
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 5,612,147         Administrative expense                               131
                                         ---------------
                                                                Mortality and expense risk                        37,064
                                                                                                        -----------------

                                                                                                                  37,195
                                                                                                        -----------------

                                                             Net investment income                               327,874

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                 (90,166)
                                                              Net unrealized appreciation on
                                                               investments                                       572,576
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 810,284
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 4,495,899       $ 4,087,737

 Net increase (decrease) in net assets resulting from operations                               810,284          (450,287)

Capital shares transactions
   Net premiums                                                                                647,680           702,932
   Transfers of policy loans                                                                    15,728           (20,766)
   Transfers of cost of insurance                                                             (250,813)         (248,454)
   Transfers of surrenders                                                                     (38,406)          (86,647)
   Transfers of death benefits                                                                 (22,477)          (18,418)
   Transfers of other terminations                                                             (15,644)          (37,818)
   Interfund and net transfers to general account                                              (30,104)          567,620
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                     305,964           858,449
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                1,116,248           408,162
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 5,612,147     $   4,495,899
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              50

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Stocks Plus Growth and Income
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                      $ -
     0 shares (cost $0)                             $ -         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                                -
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                          $ -         Administrative expense                                 -
                                         ---------------
                                                                Mortality and expense risk                             5
                                                                                                        -----------------

                                                                                                                       5
                                                                                                        -----------------

                                                             Net investment loss                                      (5)

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                    (259)
                                                              Net unrealized depreciation on
                                                               investments                                           (44)
                                                                                                        -----------------

                                                             Net decrease in net assets resulting from
                                                             operations                                           $ (308)
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                                $ 1,626               $ -

 Net (decrease) increase in net assets resulting from operations                                  (308)               42

Capital shares transactions
   Net premiums                                                                                      -             1,584
   Transfers of policy loans                                                                         -                 -
   Transfers of cost of insurance                                                                    -                 -
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                   -                 -
   Interfund and net transfers to general account                                               (1,318)                -
                                                                                      ----------------- -----------------

Net (decrease) increase in net assets from capital share transactions                           (1,318)            1,584
                                                                                      ----------------- -----------------

 Total (decrease) increase in net assets                                                        (1,626)            1,626
                                                                                      ----------------- -----------------

Net assets at end of year                                                                          $ -      $      1,626
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              51

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Small Cap Stock Plus Total Return
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                  $ 1,098
     0 shares (cost $0)                             $ -         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                            1,098
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                          $ -         Administrative expense                                 2
                                         ---------------
                                                                Mortality and expense risk                           209
                                                                                                        -----------------

                                                                                                                     211
                                                                                                        -----------------

                                                             Net investment income                                   887

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized gains on investments                      333
                                                              Net unrealized appreciation on
                                                               investments                                           612
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                          $ 1,832
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                               $ 11,320               $ -

 Net increase in net assets resulting from operations                                            1,832                 5

Capital shares transactions
   Net premiums                                                                                (11,356)           11,550
   Transfers of policy loans                                                                      (209)                -
   Transfers of cost of insurance                                                               (1,510)             (235)
   Transfers of surrenders                                                                        (606)                -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                (477)                -
   Interfund and net transfers to general account                                                1,006                 -
                                                                                      ----------------- -----------------

Net (decrease) increase in net assets from capital share transactions                          (13,152)           11,315
                                                                                      ----------------- -----------------

 Total (decrease) increase in net assets                                                       (11,320)           11,320
                                                                                      ----------------- -----------------

Net assets at end of year                                                                          $ -      $     11,320
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              52

Midland National Life Insurance Company
Separate Account A
Goldman Sachs Variable Insurance Trust Structured Small Cap Equity Fund
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 26,269
     289,854 shares (cost $2,237,098)       $ 2,556,517         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           26,269
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 2,556,517         Administrative expense                                73
                                         ---------------
                                                                Mortality and expense risk                        17,500
                                                                                                        -----------------

                                                                                                                  17,573
                                                                                                        -----------------

                                                             Net investment income                                 8,696

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (634,087)
                                                              Net unrealized appreciation on
                                                               investments                                     1,164,177
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 538,786
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 1,825,680       $ 2,537,465

 Net increase (decrease) in net assets resulting from operations                               538,786          (929,603)

Capital shares transactions
   Net premiums                                                                                308,267           853,617
   Transfers of policy loans                                                                    (6,113)          (20,040)
   Transfers of cost of insurance                                                             (157,194)         (172,427)
   Transfers of surrenders                                                                     (35,277)          (52,684)
   Transfers of death benefits                                                                    (502)          (12,315)
   Transfers of other terminations                                                              (9,917)           (8,494)
   Interfund and net transfers to general account                                               92,787          (369,839)
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                     192,051           217,818
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                       730,837          (711,785)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 2,556,517     $   1,825,680
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              53

Midland National Life Insurance Company
Separate Account A
Goldman Sachs Variable Insurance Trust Growth & Income Fund
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 66,192
     449,321 shares (cost $3,938,210)       $ 4,169,697         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           66,192
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 4,169,697         Administrative expense                               194
                                         ---------------
                                                                Mortality and expense risk                        26,566
                                                                                                        -----------------

                                                                                                                  26,760
                                                                                                        -----------------

                                                             Net investment income                                39,432

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (735,192)
                                                              Net unrealized appreciation on
                                                               investments                                     1,313,002
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 617,242
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 2,757,610       $ 1,777,607

 Net increase (decrease) in net assets resulting from operations                               617,242        (1,154,419)

Capital shares transactions
   Net premiums                                                                                809,272         1,312,466
   Transfers of policy loans                                                                   (19,351)           (3,589)
   Transfers of cost of insurance                                                             (270,925)         (166,083)
   Transfers of surrenders                                                                     (54,837)          (24,415)
   Transfers of death benefits                                                                 (11,311)          (17,281)
   Transfers of other terminations                                                             (13,029)           (5,840)
   Interfund and net transfers to general account                                              355,026         1,039,164
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                     794,845         2,134,422
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                1,412,087           980,003
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 4,169,697     $   2,757,610
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              54

Midland National Life Insurance Company
Separate Account A
Neuberger Berman Advisors Management Trust Regency Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                  $ 1,084
     7,528 shares (cost $92,017)               $ 92,288         Capital gains distributions                        1,284
                                                                                                        -----------------

Liabilities                                           -                                                            2,368
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                     $ 92,288         Administrative expense                                 -
                                         ---------------
                                                                Mortality and expense risk                         1,118
                                                                                                        -----------------

                                                                                                                   1,118
                                                                                                        -----------------

                                                             Net investment income                                 1,250

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (202,645)
                                                              Net unrealized appreciation on
                                                               investments                                       223,726
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                         $ 22,331
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                              $ 258,257         $ 531,953

 Net increase (decrease) in net assets resulting from operations                                22,331          (228,661)

Capital shares transactions
   Net premiums                                                                                 21,325            33,144
   Transfers of policy loans                                                                         -                 -
   Transfers of cost of insurance                                                               (7,917)          (13,089)
   Transfers of surrenders                                                                      (3,516)           (2,597)
   Transfers of death benefits                                                                  (1,822)                -
   Transfers of other terminations                                                                   -                 -
   Interfund and net transfers to general account                                             (196,370)          (62,493)
                                                                                      ----------------- -----------------

Net decrease in net assets from capital share transactions                                    (188,300)          (45,035)
                                                                                      ----------------- -----------------

 Total decrease in net assets                                                                 (165,969)         (273,696)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                     $ 92,288      $    258,257
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              55

Midland National Life Insurance Company
Separate Account A
Premier VIT NACM Small Cap Portfolio
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                    $ 196
     20,299 shares (cost $314,773)            $ 314,436         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                              196
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                    $ 314,436         Administrative expense                                21
                                         ---------------
                                                                Mortality and expense risk                         3,280
                                                                                                        -----------------

                                                                                                                   3,301
                                                                                                        -----------------

                                                             Net investment loss                                  (3,105)

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (143,780)
                                                              Net unrealized appreciation on
                                                               investments                                       200,329
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                         $ 53,444
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                              $ 332,420         $ 385,849

 Net increase (decrease) in net assets resulting from operations                                53,444          (210,026)

Capital shares transactions
   Net premiums                                                                                 79,979           189,207
   Transfers of policy loans                                                                     1,442              (102)
   Transfers of cost of insurance                                                              (14,091)          (23,241)
   Transfers of surrenders                                                                      (2,735)          (19,726)
   Transfers of death benefits                                                                  (3,639)                -
   Transfers of other terminations                                                                (793)             (213)
   Interfund and net transfers to general account                                             (131,591)           10,672
                                                                                      ----------------- -----------------

Net (decrease) increase in net assets from capital share transactions                          (71,428)          156,597
                                                                                      ----------------- -----------------

 Total decrease in net assets                                                                  (17,984)          (53,429)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                    $ 314,436      $    332,420
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              56

Midland National Life Insurance Company
Separate Account A
ProFunds VP Japan
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                    $ 411
     3,884 shares (cost $48,058)               $ 52,902         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                              411
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                     $ 52,902         Administrative expense                                 -
                                         ---------------
                                                                Mortality and expense risk                           500
                                                                                                        -----------------

                                                                                                                     500
                                                                                                        -----------------

                                                             Net investment loss                                     (89)

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized gains on investments                    1,681
                                                              Net unrealized appreciation on
                                                               investments                                         2,045
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                          $ 3,637
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                               $ 61,897          $ 70,629

 Net increase (decrease) in net assets resulting from operations                                 3,637           (39,323)

Capital shares transactions
   Net premiums                                                                                  7,578            24,950
   Transfers of policy loans                                                                         -             4,081
   Transfers of cost of insurance                                                               (6,041)           (6,730)
   Transfers of surrenders                                                                      (1,305)             (136)
   Transfers of death benefits                                                                     (77)                -
   Transfers of other terminations                                                                   -                 -
   Interfund and net transfers to general account                                              (12,787)            8,426
                                                                                      ----------------- -----------------

Net (decrease) increase in net assets from capital share transactions                          (12,632)           30,591
                                                                                      ----------------- -----------------

 Total decrease in net assets                                                                   (8,995)           (8,732)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                     $ 52,902      $     61,897
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              57

Midland National Life Insurance Company
Separate Account A
ProFunds VP Oil & Gas
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                      $ -
     38,649 shares (cost $1,474,663)        $ 1,532,031         Capital gains distributions                      150,438
                                                                                                        -----------------

Liabilities                                           -                                                          150,438
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 1,532,031         Administrative expense                                95
                                         ---------------
                                                                Mortality and expense risk                        10,462
                                                                                                        -----------------

                                                                                                                  10,557
                                                                                                        -----------------

                                                             Net investment income                               139,881

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (495,990)
                                                              Net unrealized appreciation on
                                                               investments                                       527,590
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 171,481
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                              $ 943,914         $ 357,927

 Net increase (decrease) in net assets resulting from operations                               171,481          (568,086)

Capital shares transactions
   Net premiums                                                                                246,319           584,131
   Transfers of policy loans                                                                   (22,411)           (8,093)
   Transfers of cost of insurance                                                              (90,267)          (58,563)
   Transfers of surrenders                                                                     (13,416)          (61,440)
   Transfers of death benefits                                                                     (93)                -
   Transfers of other terminations                                                             (20,665)             (602)
   Interfund and net transfers to general account                                              317,169           698,640
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                     416,636         1,154,073
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                  588,117           585,987
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 1,532,031      $    943,914
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              58

Midland National Life Insurance Company
Separate Account A
ProFunds VP Small-Cap
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                    $ 457
     9,901 shares (cost $191,530)             $ 221,592         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                              457
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                    $ 221,592         Administrative expense                                42
                                         ---------------
                                                                Mortality and expense risk                         1,672
                                                                                                        -----------------

                                                                                                                   1,714
                                                                                                        -----------------

                                                             Net investment loss                                  (1,257)

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized gains on investments                    8,107
                                                              Net unrealized appreciation on
                                                               investments                                        56,354
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                         $ 63,204
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                              $ 158,936          $ 53,582

 Net increase (decrease) in net assets resulting from operations                                63,204           (32,725)

Capital shares transactions
   Net premiums                                                                                100,616            26,384
   Transfers of policy loans                                                                       668                 -
   Transfers of cost of insurance                                                              (21,706)           (6,185)
   Transfers of surrenders                                                                     (12,657)             (356)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (1,278)                -
   Interfund and net transfers to general account                                              (66,191)          118,236
                                                                                      ----------------- -----------------

Net (decrease) increase in net assets from capital share transactions                             (548)          138,079
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                   62,656           105,354
                                                                                      ----------------- -----------------

Net assets at end of year                                                                    $ 221,592      $    158,936
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              59

Midland National Life Insurance Company
Separate Account A
ProFunds VP Ultra Mid-Cap
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                     $ 67
     9,381 shares (cost $143,245)             $ 172,244         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                               67
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                    $ 172,244         Administrative expense                                15
                                         ---------------
                                                                Mortality and expense risk                           986
                                                                                                        -----------------

                                                                                                                   1,001
                                                                                                        -----------------

                                                             Net investment loss                                    (934)

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized gains on investments                   29,343
                                                              Net unrealized appreciation on
                                                               investments                                        38,667
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                         $ 67,076
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                               $ 71,736         $ 125,780

 Net increase (decrease) in net assets resulting from operations                                67,076          (111,304)

Capital shares transactions
   Net premiums                                                                                 19,472            18,855
   Transfers of policy loans                                                                      (616)            3,988
   Transfers of cost of insurance                                                              (10,794)          (10,471)
   Transfers of surrenders                                                                      (4,890)           (2,155)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                (984)              (85)
   Interfund and net transfers to general account                                               31,244            47,128
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                      33,432            57,260
                                                                                      ----------------- -----------------

 Total increase (decrease) in net assets                                                       100,508           (54,044)
                                                                                      ----------------- -----------------

Net assets at end of year                                                                    $ 172,244      $     71,736
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              60

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Balanced
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 12,783
     23,562 shares (cost $367,857)            $ 408,802         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           12,783
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                    $ 408,802         Administrative expense                                 1
                                         ---------------
                                                                Mortality and expense risk                         1,860
                                                                                                        -----------------

                                                                                                                   1,861
                                                                                                        -----------------

                                                             Net investment income                                10,922

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                  (8,199)
                                                              Net unrealized appreciation on
                                                               investments                                        71,304
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                         $ 74,027
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                              $ 217,908               $ -

 Net increase (decrease) in net assets resulting from operations                                74,027           (33,788)

Capital shares transactions
   Net premiums                                                                                 49,853            57,025
   Transfers of policy loans                                                                       712                48
   Transfers of cost of insurance                                                              (19,519)           (5,246)
   Transfers of surrenders                                                                     (10,328)                -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (7,547)                -
   Interfund and net transfers to general account                                              103,696           199,869
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                     116,867           251,696
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                  190,894           217,908
                                                                                      ----------------- -----------------

Net assets at end of year                                                                    $ 408,802      $    217,908
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              61

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Total Bond Market Index
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 18,228
     12,395 shares (cost $143,744)            $ 145,893         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           18,228
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                    $ 145,893         Administrative expense                                47
                                         ---------------
                                                                Mortality and expense risk                         1,936
                                                                                                        -----------------

                                                                                                                   1,983
                                                                                                        -----------------

                                                             Net investment income                                16,245

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized gains on investments                    1,104
                                                              Net unrealized depreciation on
                                                               investments                                       (10,334)
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                          $ 7,015
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                              $ 402,638               $ -

 Net increase in net assets resulting from operations                                            7,015            11,901

Capital shares transactions
   Net premiums                                                                                211,611            14,639
   Transfers of policy loans                                                                     1,245                60
   Transfers of cost of insurance                                                              (26,597)           (4,730)
   Transfers of surrenders                                                                      (4,166)                -
   Transfers of death benefits                                                                    (108)                -
   Transfers of other terminations                                                              (1,002)                -
   Interfund and net transfers to general account                                             (444,743)          380,768
                                                                                      ----------------- -----------------

Net (decrease) increase in net assets from capital share transactions                         (263,760)          390,737
                                                                                      ----------------- -----------------

 Total (decrease) increase in net assets                                                      (256,745)          402,638
                                                                                      ----------------- -----------------

Net assets at end of year                                                                    $ 145,893      $    402,638
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              62

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds High Yield Bond
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                  $ 8,921
     31,360 shares (cost $208,398)            $ 233,944         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                            8,921
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                    $ 233,944         Administrative expense                                22
                                         ---------------
                                                                Mortality and expense risk                           927
                                                                                                        -----------------

                                                                                                                     949
                                                                                                        -----------------

                                                             Net investment income                                 7,972

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized gains on investments                    5,049
                                                              Net unrealized appreciation on
                                                               investments                                        25,375
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                         $ 38,396
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                               $ 10,268               $ -

 Net increase in net assets resulting from operations                                           38,396                96

Capital shares transactions
   Net premiums                                                                                 27,862             1,032
   Transfers of policy loans                                                                      (137)                -
   Transfers of cost of insurance                                                              (17,862)             (147)
   Transfers of surrenders                                                                      (5,132)              (12)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                 (42)                -
   Interfund and net transfers to general account                                              180,591             9,299
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                     185,280            10,172
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                  223,676            10,268
                                                                                      ----------------- -----------------

Net assets at end of year                                                                    $ 233,944      $     10,268
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              63

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds International
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 70,039
     207,938 shares (cost $2,616,756)       $ 3,339,477         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           70,039
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 3,339,477         Administrative expense                               154
                                         ---------------
                                                                Mortality and expense risk                        17,565
                                                                                                        -----------------

                                                                                                                  17,719
                                                                                                        -----------------

                                                             Net investment income                                52,320

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (199,323)
                                                              Net unrealized appreciation on
                                                               investments                                       992,944
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 845,941
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                            $ 1,252,399               $ -

 Net increase (decrease) in net assets resulting from operations                               845,941          (405,644)

Capital shares transactions
   Net premiums                                                                                748,739           544,598
   Transfers of policy loans                                                                   (25,830)            7,022
   Transfers of cost of insurance                                                             (179,585)          (33,326)
   Transfers of surrenders                                                                     (43,535)          (10,219)
   Transfers of death benefits                                                                 (11,728)                -
   Transfers of other terminations                                                             (47,566)           (1,281)
   Interfund and net transfers to general account                                              800,642         1,151,249
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                   1,241,137         1,658,043
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                2,087,078         1,252,399
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 3,339,477     $   1,252,399
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              64

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Mid-Cap Index
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 19,264
     160,876 shares (cost $1,510,966)       $ 1,933,730         Capital gains distributions                       48,159
                                                                                                        -----------------

Liabilities                                           -                                                           67,423
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 1,933,730         Administrative expense                                75
                                         ---------------
                                                                Mortality and expense risk                         9,931
                                                                                                        -----------------

                                                                                                                  10,006
                                                                                                        -----------------

                                                             Net investment income                                57,417

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (173,625)
                                                              Net unrealized appreciation on
                                                               investments                                       624,499
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 508,291
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                              $ 786,714               $ -

 Net increase (decrease) in net assets resulting from operations                               508,291          (288,477)

Capital shares transactions
   Net premiums                                                                                405,844           342,684
   Transfers of policy loans                                                                      (969)            4,996
   Transfers of cost of insurance                                                             (112,903)          (23,388)
   Transfers of surrenders                                                                     (25,045)           (8,493)
   Transfers of death benefits                                                                  (8,365)                -
   Transfers of other terminations                                                              (4,329)             (822)
   Interfund and net transfers to general account                                              384,492           760,214
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                     638,725         1,075,191
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                1,147,016           786,714
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 1,933,730      $    786,714
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              65

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds REIT Index
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                  $ 7,264
     50,160 shares (cost $286,634)            $ 416,328         Capital gains distributions                        9,699
                                                                                                        -----------------

Liabilities                                           -                                                           16,963
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                    $ 416,328         Administrative expense                                 1
                                         ---------------
                                                                Mortality and expense risk                         1,867
                                                                                                        -----------------

                                                                                                                   1,868
                                                                                                        -----------------

                                                             Net investment income                                15,095

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                 (67,869)
                                                              Net unrealized appreciation on
                                                               investments                                       166,185
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 113,411
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                              $ 115,341               $ -

 Net increase (decrease) in net assets resulting from operations                               113,411           (56,369)

Capital shares transactions
   Net premiums                                                                                101,937            53,841
   Transfers of policy loans                                                                    (6,083)             (750)
   Transfers of cost of insurance                                                              (23,092)           (5,458)
   Transfers of surrenders                                                                      (4,993)           (1,218)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                (521)                -
   Interfund and net transfers to general account                                              120,328           125,295
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                     187,576           171,710
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                  300,987           115,341
                                                                                      ----------------- -----------------

Net assets at end of year                                                                    $ 416,328      $    115,341
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              66

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Small Company Growth
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 14,117
     161,671 shares (cost $1,772,665)       $ 2,176,091         Capital gains distributions                            -
                                                                                                        -----------------

Liabilities                                           -                                                           14,117
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                  $ 2,176,091         Administrative expense                                74
                                         ---------------
                                                                Mortality and expense risk                        11,687
                                                                                                        -----------------

                                                                                                                  11,761
                                                                                                        -----------------

                                                             Net investment income                                 2,356

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                (115,548)
                                                              Net unrealized appreciation on
                                                               investments                                       661,542
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                        $ 548,350
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                              $ 946,871               $ -

 Net increase (decrease) in net assets resulting from operations                               548,350          (319,856)

Capital shares transactions
   Net premiums                                                                                439,502           319,792
   Transfers of policy loans                                                                      (852)            5,289
   Transfers of cost of insurance                                                             (125,348)          (28,270)
   Transfers of surrenders                                                                     (21,294)           (6,385)
   Transfers of death benefits                                                                  (8,010)                -
   Transfers of other terminations                                                              (5,478)             (463)
   Interfund and net transfers to general account                                              402,350           976,764
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                     680,870         1,266,727
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                1,229,220           946,871
                                                                                      ----------------- -----------------

Net assets at end of year                                                                  $ 2,176,091      $    946,871
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              67

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Short Term Investment Grade
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                 $ 12,263
     62,409 shares (cost $629,358)            $ 670,277         Capital gains distributions                        1,488
                                                                                                        -----------------

Liabilities                                           -                                                           13,751
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                    $ 670,277         Administrative expense                                 -
                                         ---------------
                                                                Mortality and expense risk                         3,775
                                                                                                        -----------------

                                                                                                                   3,775
                                                                                                        -----------------

                                                             Net investment income                                 9,976

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized gains on investments                    8,787
                                                              Net unrealized appreciation on
                                                               investments                                        40,872
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                         $ 59,635
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                                $ 9,432               $ -

 Net increase in net assets resulting from operations                                           59,635                30

Capital shares transactions
   Net premiums                                                                                 56,636               819
   Transfers of policy loans                                                                    (6,391)                -
   Transfers of cost of insurance                                                              (31,436)             (135)
   Transfers of surrenders                                                                     (35,858)                -
   Transfers of death benefits                                                                    (102)                -
   Transfers of other terminations                                                                (391)                -
   Interfund and net transfers to general account                                              618,752             8,718
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                     601,210             9,402
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                  660,845             9,432
                                                                                      ----------------- -----------------

Net assets at end of year                                                                    $ 670,277      $      9,432
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              68

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Total Stock Market Index
------------------------------------------------------------------------------------------------------------------------

  Statement of Assets and Liabilities                       Statement of Operations
   December 31, 2009                                               Year Ended December 31, 2009

Assets:                                                     Investment income:
   Investment in Portfolio,                                     Dividend income                                  $ 8,786
     18,977 shares (cost $330,857)            $ 412,374         Capital gains distributions                       17,642
                                                                                                        -----------------

Liabilities                                           -                                                           26,428
                                         ---------------                                                -----------------
                                                            Expenses:
Net assets                                    $ 412,374         Administrative expense                               156
                                         ---------------
                                                                Mortality and expense risk                         3,006
                                                                                                        -----------------

                                                                                                                   3,162
                                                                                                        -----------------

                                                             Net investment income                                23,266

                                                            Realized and unrealized gains
                                                            (losses) on investments
                                                              Net realized losses on investments                  (2,829)
                                                              Net unrealized appreciation on
                                                               investments                                        78,831
                                                                                                        -----------------

                                                             Net increase in net assets resulting from
                                                             operations                                         $ 99,268
                                                                                                        -----------------

-------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009              2008

Net assets at beginning of year                                                               $ 78,662               $ -

 Net increase (decrease) in net assets resulting from operations                                99,268            (5,201)

Capital shares transactions
   Net premiums                                                                                 43,610            13,138
   Transfers of policy loans                                                                    (4,002)                -
   Transfers of cost of insurance                                                              (38,713)             (913)
   Transfers of surrenders                                                                      (6,534)           (2,262)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                (482)                -
   Interfund and net transfers to general account                                              240,565            73,900
                                                                                      ----------------- -----------------

Net increase in net assets from capital share transactions                                     234,444            83,863
                                                                                      ----------------- -----------------

 Total increase in net assets                                                                  333,712            78,662
                                                                                      ----------------- -----------------

Net assets at end of year                                                                    $ 412,374      $     78,662
                                                                                      ----------------- -----------------

                       The accompanying notes are an integral part of these financial statements

                                                                              69

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements
------------------------------------------------------------------------------------------------------------------------

1.      Organization and Significant Accounting Policies

        Organization
        Midland National Life Separate Account A ("Separate Account"), a unit investment trust pursuant to the provisions of the Investment Company
        Act of 1940 as amended, is a segregated investment account of Midland
        National Life Insurance Company (the "Company") in accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the
        Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account is used to fund variable universal life insurance policies of the Company. The
        Separate Account consists of twelve insurance products, each with different characteristics. The dates in which products were introduced result in different product groups. Sammons Securities Corporation, an affiliate, serves as the underwriter of the variable products.

        Investments
        The Separate Account invests in specified portfolios of Fidelity
        Variable Insurance Products Fund I ("VIPF"), Fidelity Variable Insurance
        Products Fund II, Fidelity Variable Insurance Products Fund III,
        American Century Variable Portfolios, Inc., MFS Variable Insurance
        Trust, Lord Abbett Series Fund, Inc., Alger American Fund, AIM Variable
        Insurance Funds, Van Eck Worldwide Insurance Trust ("Van Eck"), PIMCO
        Variable Insurance Trust ("PIMCO"), Goldman Sachs Variable Insurance
        Trust, Neuberger Berman Advisors Management Trust, Premier VIT, ProFunds
        VP and Vanguard Variable Insurance Funds ("Vanguard"), (collectively
        "the Funds"), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants.

        The VIPF Freedom Income, VIPF Freedom 2010, VIPF Freedom 2015, VIPF
        Freedom 2020, VIPF Freedom 2025, VIPF Freedom 2030, PIMCO Overseas,
        PIMCO Small Cap Stocks plus Total Return, Vanguard Balanced, Vanguard
        Total Bond Market Index, Vanguard High Yield Bond, Vanguard
        International, Vanguard Mid-Cap Index, Vanguard REIT Index, Vanguard
        Small Company Growth, Vanguard Short Term Investment Grade, and Vanguard
        Total Stock Market Index were introduced effective May 1, 2008. All other portfolios have been in existence for more than two years.

        Effective July 17, 2009, the PIMCO Stocks Plus Growth and Income Fund
        was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the PIMCO Variable Insurance Trust. All
        policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective November 20, 2009, the PIMCO Small Cap Stocks Plus Total
        Return Fund was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the PIMCO Variable Insurance Trust.
        All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective December 8, 2009, the Van Eck Worldwide Real Estate Fund was
        liquidated. The plan of liquidation and dissolution was approved by the
        Board of Trustees of Van Eck Worldwide Insurance Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Investments in shares of the Funds are valued at the net asset values
        (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividends are automatically reinvested in shares of the Funds.

        Beginning in the year ended December 31, 2008, the Company adopted the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities as issued by the
        Financial Accounting Standards Board (FASB). The FASB guidance on fair value measurements defines fair value, establishes a framework for measuring fair value and expands the required disclosures about fair value measurements. Per the guidance, fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value guidance also establishes a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.
        The Company does not hold any Level 2 securities in the Separate
        Account.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments. The Company does not hold any Level 3 securities in the Separate Account

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
        The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument

                                                   December 31, 2009
                         ----------------------------------------------------------------------
                          Quoted prices      Significant
                            in active           other          Significant
                           markets for       observable       unobservable
                         identical assets      inputs            inputs
                            (Level 1)         (Level 2)         (Level 3)           Total
Assets
Separate account assets    $ 437,182,035                 -                 -     $ 437,182,035
                         ----------------  ----------------  ----------------  ----------------

        The first-in, first-out ("FIFO") method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

        Federal Income Taxes
        The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable life policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

        Use of Estimates
        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        Subsequent Events
        Effective April 16, 2010, the Premier VIT NACM Small Cap Fund was
        liquidated. The plan of liquidation and dissolution was approved by the
        Board of Trustees of Premier VIT. All policy owners were given the opportunity to transfer any values in this fund to any other option(s)
        of their choice without incurring a transfer charge. Transfer or premium payments not redirected by March 11, 2010 were transferred to the
        Fidelity VIPF Money Market Portfolio.

2.      Expenses and Related Party Transactions

        The Company is compensated for certain expenses as described below. The rates of each applicable charge are described in the Separate Account's prospectus.

        o       A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

        o       A mortality and expense risk fee is charged in return for the
                Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

        o       A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.

        o       A sales and premium tax charge is deducted from each premium payment made prior to deposit into the Separate Account. Total deductions from gross contract premiums received by the Company were $3,099,800 and $4,395,056 in 2009 and 2008, respectively.

3.      Purchases and Sales of Investment Securities

        The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2009 and 2008, were as follows:

                                                         2009                            2008
                                            ------------------------------- -------------------------------
Portfolio                                        Purchases         Sales         Purchases         Sales

Fidelity Variable Insurance Products
 Fund I
   Money Market Portfolio                     $ 23,603,175    $ 25,155,519    $ 15,377,928    $ 11,716,136
   High Income Portfolio                         4,618,748       2,857,555       1,938,151       1,754,370
   Equity-Income Portfolio                       6,068,668       7,615,046       4,765,333       7,275,695
   Growth Portfolio                             13,888,173      12,547,263       9,016,849      13,315,484
   Overseas Portfolio                           21,278,893      20,853,956       6,325,958       4,998,264
   Mid Cap Portfolio                            11,417,584      12,137,604       8,492,913       6,572,226
   Freedom Income Portfolio                         19,261           2,001          20,819               -
   Freedom 2010 Portfolio                           47,226           4,805               -               -
   Freedom 2015 Portfolio                              293             262             330             168
   Freedom 2020 Portfolio                           34,433          15,999          34,003          23,802
   Freedom 2025 Portfolio                            2,865           1,382           4,616             557
   Freedom 2030 Portfolio                           76,338          40,822          73,596          21,481
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                       1,590,495       2,031,341       2,467,713       2,288,917
   Investment Grade Bond Portfolio               5,568,201       4,920,357       5,055,239       3,740,060
   Index 500 Portfolio                          19,113,449      19,441,389      15,682,404      15,963,043
   Contrafund Portfolio                         13,645,010      15,905,961      11,127,332      12,540,598
   Asset Manager: Growth Portfolio               1,273,758       1,571,748         865,713       1,337,867
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                            1,251,052       1,338,424       1,170,057       1,096,759
   Growth & Income Portfolio                     3,134,835       3,443,596       3,001,427       2,892,500
   Growth Opportunities Portfolio                3,061,101       3,357,734       1,702,735       2,301,833
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                   741,399       1,023,563         874,279         837,113
   Capital Appreciation Fund                     5,677,912       6,092,608       2,638,167       2,580,368
   International Fund                            5,955,698       6,624,274       7,426,139       7,582,562
   Value Fund                                    7,692,445       7,117,502       9,223,835       6,287,426
   Income & Growth Fund                          1,073,821       1,165,469         809,528         712,472
MFS Variable Insurance Trust
   Growth Series                                13,529,484      10,625,921       2,345,123       3,259,898
   Investors Trust Series                          629,743         690,166         391,314         397,980
   New Discovery Series                         13,887,253      17,078,747       4,411,267       2,392,387
   Research Series                               1,289,231       1,695,627         883,759       1,461,233
   Total Return Series                             100,618          65,480          75,496          12,811
   Utilities Series                              1,612,235         777,513       1,827,013         517,906
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio                   2,814,522       3,257,073       2,907,324       3,570,107
   Mid-Cap Value Portfolio                       3,696,936       4,818,359       5,517,755       6,271,658
   International Portfolio                       1,728,006       1,664,832       1,724,758       2,201,951
   America Value Portfolio                          55,766          28,184          69,473          10,219
Alger American Fund
   LargeCap Growth Portfolio                     4,034,816       4,383,636       5,148,877       5,345,166
   MidCap Growth Portfolio                       2,606,652       3,090,185       5,144,430       2,441,228
   Capital Appreciation Portfolio                2,732,424       3,370,770       2,803,556       3,515,001
   SmallCap Growth Portfolio                     1,265,068       1,683,435       2,023,714       2,921,184
AIM Variable Insurance Funds
   Financial Services Fund                         947,534         740,696       2,237,589       2,347,963
   Global Health Care Fund                         642,970         852,315       1,376,817       1,239,423
   International Growth Fund                     2,145,965       1,529,856       2,999,283       1,022,266
Van Eck Worldwide Insurance Trust
   Worldwide Hard Assets Fund                    6,179,670       4,480,964       9,881,493       7,800,665
   Worldwide Real Estate Fund                      741,667       1,876,873       1,308,886         971,326
PIMCO Variable Insurance Trust
   Total Return Portfolio                       24,616,940      20,110,563      17,727,253       9,053,888
   Low Duration Portfolio                          399,861         219,043         556,748         375,837
   High Yield Portfolio                          9,510,391       9,075,461         495,671         479,230
   Real Return Portfolio                         2,534,636       1,900,798       3,325,012       2,323,461
   Stocks Plus Growth and Income                     1,495           2,818           1,584               2
   Small Cap Stocks Plus Total Return               53,042          65,307          12,363             313
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund              1,259,620       1,058,874       1,496,865       1,280,289
   Growth & Income Fund                          2,169,250       1,334,974       2,937,017         751,520
Neuberger Berman Advisors Management Trust
   Regency Portfolio                                60,855         247,904          45,045          87,974
Premier VIT
   NACM Small Cap Portfolio                        244,739         319,272         465,292         230,247
ProFunds VP
   Japan                                           103,642         116,362         165,512         124,427
   Oil & Gas                                     1,496,265         939,749       2,047,570         807,224
   Small-Cap                                       418,951         420,756         175,137          30,941
   Ultra Mid-Cap                                   326,821         294,324         154,177          96,513
Vanguard Variable Insurance Funds
   Balanced                                        193,362          65,572         269,257          18,032
   Total Bond Market Index                         467,878         715,394         412,174          21,894
   High Yield Bond                                 324,774         131,522          10,800             638
   International                                 2,600,307       1,306,850       1,893,396         239,122
   Mid-Cap Index                                 1,255,900         559,759       1,236,414         163,798
   REIT Index                                      349,834         147,164         217,292          46,031
   Small Company Growth                          1,473,626         790,400       1,417,143         153,709
   Short Term Investment Grade                     915,096         303,909           9,559             169
   Total Stock Market Index                        578,803         321,092         130,879          47,140
                                            --------------- --------------- --------------- ---------------
                                              $262,831,481    $258,424,679    $196,375,151    $169,872,472
                                            --------------- --------------- --------------- ---------------

4.      Summary of Changes from Unit Transactions

        Transactions in units for the years ended December 31, 2009 and 2008, were as follows:

                                                                 2009                                        2008
                                               ------------------------------------------  ------------------------------------------
                                                                           Net Increase/                               Net Increase/
Portfolio                                      Purchases       Sales        (Decrease)     Purchases        Sales       (Decrease)

Fidelity Variable Insurance Products
 Fund I
   Money Market Portfolio                       1,563,353     1,670,936       (107,583)     1,063,743        802,781       260,962
   High Income Portfolio                          322,423       193,756        128,667        118,808        128,095        (9,287)
   Equity-Income Portfolio                        304,732       406,669       (101,937)       307,134        369,088       (61,954)
   Growth Portfolio                             1,403,119       932,416        470,703        810,867        771,360        39,507
   Overseas Portfolio                           1,751,974     1,721,286         30,688        275,650        288,046       (12,396)
   Mid Cap Portfolio                              766,412       764,291          2,121        273,150        359,618       (86,468)
   Freedom Income Portfolio                         1,980           228          1,752          2,340              -         2,340
   Freedom 2010 Portfolio                           5,843           685          5,158              -              -             -
   Freedom 2015 Portfolio                          16,567        16,563              4             38             21            17
   Freedom 2020 Portfolio                           3,002           657          2,345          3,832          3,338           494
   Freedom 2025 Portfolio                           1,082           877            205            459             77           382
   Freedom 2030 Portfolio                          10,118         5,137          4,981          8,111          2,473         5,638
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                         72,173        98,241        (26,068)        96,586        114,737       (18,151)
   Investment Grade Bond Portfolio                238,842       243,371         (4,529)       268,819        203,217        65,602
   Index 500 Portfolio                          1,431,349     1,282,383        148,966      1,308,750      1,136,314       172,436
   Contrafund Portfolio                           766,741       699,151         67,590        634,379        577,919        56,460
   Asset Manager: Growth Portfolio                 80,756        97,307        (16,551)        94,236         99,706        (5,470)
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                              80,124        83,067         (2,943)        77,065         77,588          (523)
   Growth & Income Portfolio                      237,028       212,316         24,712        186,485        190,463        (3,978)
   Growth Opportunities Portfolio                 330,536       289,754         40,782        264,202        228,490        35,712
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                   40,725        67,361        (26,636)        40,635         53,078       (12,443)
   Capital Appreciation Fund                      245,126       251,731         (6,605)       108,317        124,476       (16,159)
   International Fund                             510,293       501,099          9,194        419,287        476,853       (57,566)
   Value Fund                                     418,927       403,923         15,004        335,682        310,887        24,795
   Income & Growth Fund                            64,343        63,868            475         39,388         58,087       (18,699)
MFS Variable Insurance Trust
   Growth Series                                1,412,342       964,663        447,679        232,346        263,645       (31,299)
   Investors Trust Series                          37,806        38,440           (634)        23,470         32,617        (9,147)
   New Discovery Series                           948,463     1,051,925       (103,462)       235,226        122,667       112,559
   Research Series                                102,579       128,566        (25,987)        75,646        116,634       (40,988)
   Total Return Series                             13,465         8,481          4,984          8,141          1,472         6,669
   Utilities Series                               218,013       110,338        107,675        183,257         62,449       120,808
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio                    209,900       232,467        (22,567)       177,483        213,010       (35,527)
   Mid-Cap Value Portfolio                        211,691       276,215        (64,524)       218,966        290,436       (71,470)
   International Portfolio                        178,670       179,705         (1,035)       137,655        189,209       (51,554)
   America Value Portfolio                          7,293         3,580          3,713          7,521          1,140         6,381
Alger American Fund
   LargeCap Growth Portfolio                      609,099       653,045        (43,946)       676,959        704,493       (27,534)
   MidCap Growth Portfolio                        323,048       380,623        (57,575)       226,863        233,741        (6,878)
   Capital Appreciation Portfolio                 386,686       470,463        (83,777)       316,733        400,187       (83,454)
   SmallCap Growth Portfolio                      181,519       234,711        (53,192)       224,444        339,559      (115,115)
AIM Variable Insurance Funds
   Financial Services Fund                        136,417       131,138          5,279        183,327        196,004       (12,677)
   Global Health Care Fund                         55,536        75,802        (20,266)        88,372        101,999       (13,627)
   International Growth Fund                      279,414       199,269         80,145        350,532        126,715       223,817
Van Eck Worldwide Insurance Trust
   Worldwide Hard Assets Fund                     286,871       173,756        113,115        207,514        208,429          (915)
   Worldwide Real Estate Fund                     113,222       284,048       (170,826)        86,419         89,829        (3,410)
PIMCO Variable Insurance Trust
   Total Return Portfolio                       1,647,379     1,496,351        151,028      1,291,435        679,102       612,333
   Low Duration Portfolio                          18,153        14,456          3,697         39,892         32,672         7,220
   High Yield Portfolio                           728,107       688,924         39,183         28,537         38,014        (9,477)
   Real Return Portfolio                          154,904       131,445         23,459        239,616        177,505        62,111
   Stocks Plus Growth and Income                        -             -              -              -              -             -
   SmallCap Stocks Plus Total Return                9,578        11,220         (1,642)         1,684             42         1,642
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund               197,008       161,580         35,428        203,824        173,142        30,682
   Growth & Income Fund                           309,047       180,948        128,099        359,370         92,658       266,712
Neuberger Berman Advisors Management Trust
   Regency Portfolio                                4,686        39,354        (34,668)         4,401          9,275        (4,874)
Premier VIT
   NACM Small Cap Portfolio                        43,438        52,890         (9,452)        44,011         26,109        17,902
ProFunds VP
   Japan                                           40,134        42,940         (2,806)        16,665         12,504         4,161
   Oil & Gas                                      189,288       140,089         49,199        196,641         91,091       105,550
   Small-Cap                                       67,415        64,647          2,768         25,713          4,873        20,840
   Ultra Mid-Cap                                   82,801        71,115         11,686         24,700         13,168        11,532
Vanguard Variable Insurance Funds
   Balanced                                        22,277         7,180         15,097         30,324          2,129        28,195
   Total Bond Market Index                         42,967        68,480        (25,513)        41,682          2,700        38,982
   High Yield Bond                                 34,831        14,014         20,817          1,433             88         1,345
   International                                  371,884       170,988        200,896        264,121         36,366       227,755
   Mid-Cap Index                                  172,032        69,398        102,634        157,771         23,533       134,238
   REIT Index                                      55,089        19,286         35,803         26,551          6,849        19,702
   Small Company Growth                           166,926        72,828         94,098        161,645         19,641       142,004
   Short Term Investment Grade                     83,183        21,793         61,390          1,010             16           994
   Total Stock Market Index                        84,581        46,708         37,873         18,518          6,403        12,115
                                             ------------- -------------  -------------  -------------  ------------- -------------
                                               20,905,310    19,190,942      1,714,368     13,578,381     11,518,827     2,059,554
                                             ------------- -------------  -------------  -------------  ------------- -------------

5.      Financial Highlights

        The Company sells a number of variable life insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.

                                                       December 31                                     Year Ended December 31
                                       --------------------------------------------  -----------------------------------------------
                                                    Unit Fair Value                   Investment   Expense Ratio    Total Return
                                                      Lowest to                         Income      Lowest to         Lowest to
                                         Units         Highest        Net Assets        Ratio*      Highest**        Highest***
                                       -----------  --------------- ---------------  ------------- -------------  ------------------
Net assets represented by
   Fidelity Variable Insurance Products
    Fund I
    Money Market Portfolio
        2009                              764,688   $10.23 to 20.58    $10,671,412          0.79%  0.50% to 1.40%  -0.63% to 0.73%
        2008                              872,271   10.16 to 20.66     $12,223,756          3.23%  0.50% to 1.40%  1.56% to 2.55%
        2007                              611,309   10.90 to 20.27      $8,561,964          4.56%  0.50% to 1.40%  3.81% to 4.66%
        2006                              638,379   10.51 to 19.49      $8,578,456          4.73%  0.50% to 1.40%  3.45% to 4.34%
        2005                              464,663   10.15 to 18.79      $6,105,579          3.05%  0.50% to 1.10%  1.50% to 2.49%

    High Income Portfolio
        2009                              567,270   10.59 to 32.19      $8,222,313          9.08%  0.50% to 1.40% 42.02% to 44.03%
        2008                              438,603   7.35 to 22.61       $4,685,116          9.38%  0.50% to 1.40% -26.05% to -25.40%
        2007                              447,890   11.14 to 30.48      $6,608,023          8.43%  0.50% to 1.40%  1.42% to 2.30%
        2006                              441,747   10.89 to 29.98      $6,529,175          7.88%  0.50% to 1.40%  9.72% to 10.67%
        2005                              424,213   9.84 to 27.25       $5,811,792         15.05%  0.50% to 1.10%  1.21% to 2.18%

    Equity-Income Portfolio
        2009                            1,117,772   7.40 to 47.88      $18,521,629          2.14%  0.50% to 1.40% 28.39% to 30.16%
        2008                            1,219,709   6.00 to 37.18      $16,111,614          2.48%  0.50% to 1.40% -43.43% to -42.94%
        2007                            1,281,663   13.54 to 65.55     $32,008,838          1.83%  0.50% to 1.40%  0.15% to 1.05%
        2006                            1,360,907   13.53 to 65.29     $34,589,744          3.26%  0.50% to 1.40% 18.52% to 19.57%
        2005                            1,372,700   11.41 to 54.92     $29,885,303          1.62%  0.50% to 1.10%  4.36% to 5.35%

    Growth Portfolio
        2009                            2,870,853   6.51 to 46.37      $33,957,851          0.44%  0.50% to 1.40% 26.57% to 28.34%
        2008                            2,400,150   5.10 to 36.54      $25,918,250          0.82%  0.50% to 1.40% -47.94% to -47.42%
        2007                            2,360,643   9.70 to 69.94      $55,020,668          0.82%  0.50% to 1.40% 25.26% to 26.30%
        2006                            2,400,612   7.68 to 55.70      $47,125,015          0.39%  0.50% to 1.40%  5.41% to 6.31%
        2005                            2,579,112   7.22 to 52.71      $47,945,094          0.49%  0.50% to 1.10%  4.36% to 5.31%

    Overseas Portfolio
        2009                              961,401   7.00 to 29.69      $13,269,182          2.13%  0.50% to 1.40% 24.81% to 26.48%
        2008                              930,713   5.75 to 23.72      $10,762,909          2.71%  0.50% to 1.40% -44.60% to -44.05%
        2007                              943,109   13.12 to 42.68     $20,501,977          3.38%  0.50% to 1.40% 15.75% to 16.73%
        2006                              904,979   11.24 to 36.79     $17,527,874          0.81%  0.50% to 1.40% 16.41% to 17.45%
        2005                              809,978   9.56 to 31.50      $13,703,972          0.54%  0.50% to 1.10% 17.36% to 18.44%

    Mid Cap Portfolio
        2009                            1,060,533   8.47 to 19.29      $19,183,312          0.69%  0.50% to 1.40% 38.19% to 40.07%
        2008                            1,058,412   6.19 to 13.93      $13,975,665          0.47%  0.50% to 1.40% -47.94% to -47.42%
        2007                            1,144,880   17.99 to 23.25     $25,085,489          0.93%  0.50% to 1.40% 14.08% to 15.00%
        2006                            1,136,423   15.77 to 20.34     $21,746,629          0.35%  0.50% to 1.40% 11.13% to 12.19%
        2005                            1,151,188   14.18 to 18.24     $19,713,470          0.00%  0.50% to 1.10% 16.69% to 17.64%

    Freedom Income Portolio
        2009                                4,092   10.06 to 10.28         $41,480          4.42%  0.50% to 1.40% 13.36% to 14.90%
        2008                                2,340    8.87 to 8.95          $20,820          0.00%  0.50% to 1.40%        n/a

    Freedom 2010 Portolio
        2009                                5,158    9.23 to 9.44          $48,016          7.27%  0.50% to 1.40% 22.48% to 24.27%
        2008                                    -    7.54 to 7.60               $0            n/a  0.50% to 1.40%        n/a

    Freedom 2015 Portolio
        2009                                   21    9.08 to 9.30             $192          3.99%  0.50% to 1.40% 23.60% to 25.21%
        2008                                   17    7.36 to 7.43             $129          7.32%  0.50% to 1.40%        n/a

    Freedom 2020 Portolio
        2009                                2,839    8.64 to 8.90          $25,141          5.14%  0.50% to 1.40% 27.28% to 29.03%
        2008                                  494    6.84 to 6.90           $3,412          6.40%  0.50% to 1.40%        n/a

    Freedom 2025 Portolio
        2009                                  587    8.51 to 8.79           $5,088          3.92%  0.50% to 1.40% 28.26% to 30.01%
        2008                                  382    6.70 to 6.76           $2,567          6.76%  0.50% to 1.40%        n/a

    Freedom 2030 Portolio
        2009                               10,619    8.11 to 8.42          $88,558          2.79%  0.50% to 1.40% 29.88% to 31.58%
        2008                                5,638    6.34 to 6.40          $35,917          6.26%  0.50% to 1.40%        n/a

   Fidelity Variable Insurance Products
    Fund II
    Asset Manager Portfolio
        2009                              292,349   8.98 to 34.12       $6,012,210          2.31%  0.50% to 1.40% 27.40% to 29.15%
        2008                              318,417   6.95 to 26.72       $5,177,690          2.69%  0.50% to 1.40% -29.73% to -29.01%
        2007                              336,568   12.78 to 37.91      $8,164,214          6.07%  0.50% to 1.40% 13.90% to 14.89%
        2006                              373,211   11.22 to 33.19      $7,998,925          2.68%  0.50% to 1.40%  5.85% to 6.82%
        2005                              397,720   10.56 to 31.27      $8,036,130          2.65%  0.50% to 1.10%  2.61% to 3.43%

    Investment Grade Bond Portfolio
        2009                              668,254   11.11 to 27.76     $12,176,825          8.80%  0.50% to 1.40% 14.18% to 15.73%
        2008                              672,783   9.61 to 24.26      $10,967,654          4.32%  0.50% to 1.40% -4.62% to -3.77%
        2007                              607,181   11.04 to 25.35     $10,502,350          4.11%  0.50% to 1.40%  2.89% to 3.85%
        2006                              582,393   10.73 to 24.57      $9,801,407          3.96%  0.50% to 1.40%  2.98% to 3.79%
        2005                              610,057   10.42 to 23.80      $9,999,369          3.73%  0.50% to 1.10%  0.77% to 1.68%

    Index 500 Portfolio
        2009                            3,947,522   7.93 to 28.13      $46,832,407          2.44%  0.50% to 1.40% 24.80% to 26.64%
        2008                            3,798,556   6.58 to 22.47      $39,209,782          2.27%  0.50% to 1.40% -37.84% to -37.34%
        2007                            3,626,120   10.82 to 36.06     $64,296,635          3.66%  0.50% to 1.40%  3.83% to 4.95%
        2006                            3,535,542   10.31 to 34.58     $61,924,179          1.63%  0.50% to 1.40% 14.17% to 15.13%
        2005                            3,487,643   8.96 to 30.21      $53,675,538          1.66%  0.50% to 1.10%  3.31 % to 4.25%

    Contrafund Portfolio
        2009                            2,275,618   7.83 to 32.65      $39,962,919          1.34%  0.50% to 1.40% 33.87% to 35.68%
        2008                            2,208,028   6.08 to 24.33      $32,023,672          1.01%  0.50% to 1.40% -43.34% to -42.80%
        2007                            2,151,568   16.26 to 42.79     $59,938,983          0.96%  0.50% to 1.40% 16.03% to 16.98%
        2006                            2,105,016   13.90 to 36.80     $52,594,822          1.29%  0.50% to 1.40% 10.17% to 11.17%
        2005                            2,075,391   12.50 to 33.30     $47,391,065          0.28%  0.50% to 1.10% 15.30% to 16.31%

    Asset Manager: Growth Portfolio
        2009                              286,103   8.31 to 20.20       $3,544,365          1.50%  0.50% to 1.40% 31.05% to 32.98%
        2008                              302,654   6.25 to 15.37       $2,993,258          1.98%  0.50% to 1.40% -36.69% to -36.15%
        2007                              308,124   11.37 to 24.21      $5,291,927          4.22%  0.50% to 1.40% 16.12% to 18.31%
        2006                              318,104   9.61 to 20.57       $4,818,192          2.02%  0.50% to 1.40%  5.86% to 6.64%
        2005                              341,714   9.02 to 19.44       $4,914,827          2.31%  0.50% to 1.10%  2.39% to 3.36%

   Fidelity Variable Insurance Products
    Fund III
    Balanced Portfolio
        2009                              296,206   9.12 to 15.56       $4,224,742          1.87%  0.50% to 1.40% 36.73% to 38.63%
        2008                              299,149   6.69 to 11.35       $3,200,918          1.85%  0.50% to 1.40% -34.90% to -34.29%
        2007                              299,672   12.95 to 17.38      $5,041,173          3.38%  0.50% to 1.40%  7.56% to 8.46%
        2006                              302,179   12.04 to 16.12      $4,752,048          1.95%  0.50% to 1.40% 10.02% to 11.17%
        2005                              294,362   10.93 to 14.59      $4,183,466          2.44%  0.50% to 1.10%  1.35% to 4.85%

    Growth & Income Portfolio
        2009                              602,614   7.42 to 14.93       $7,092,988          1.07%  0.50% to 1.40% 25.39% to 27.30%
        2008                              577,902   6.14 to 11.87       $5,926,268          1.23%  0.50% to 1.40% -42.46% to -41.98%
        2007                              581,880   12.60 to 20.58     $11,350,680          1.88%  0.50% to 1.40% 10.58% to 11.50%
        2006                              569,906   11.30 to 18.56     $10,184,116          0.82%  0.50% to 1.40% 11.62% to 12.66%
        2005                              511,748   10.03 to 16.58      $8,188,594          1.44%  0.50% to 1.10%  6.08% to 7.05%

    Growth Opportunities Portfolio
        2009                              812,587   6.64 to 10.03       $6,139,897          0.47%  0.50% to 1.40% 43.94% to 45.74%
        2008                              771,805    4.70 to 6.95       $4,465,907          0.43%  0.50% to 1.40% -55.68% to -55.20%
        2007                              736,093   10.49 to 15.63     $10,781,475          0.00%  0.50% to 1.40% 21.18% to 22.55%
        2006                              751,812   8.56 to 12.83       $9,343,810          0.68%  0.50% to 1.40%  4.30% to 4.91%
        2005                              792,034   8.15 to 12.30       $9,422,551          0.88%  0.50% to 1.10%  7.33% to 8.35%

   American Century Variable
    Portfolios, Inc.
    Balanced Fund
        2009                              172,477   9.19 to 15.76       $2,560,358          5.19%  0.50% to 1.40% 13.86%' to 15.42%
        2008                              199,113   8.09 to 13.80       $2,644,260          2.64%  0.50% to 1.40% -21.39% to -20.68%
        2007                              211,556   12.48 to 17.52      $3,636,481          2.12%  0.50% to 1.40%  3.48% to 4.37%
        2006                              199,428   12.06 to 16.88      $3,297,904          1.76%  0.50% to 1.40%  8.12% to 9.08%
        2005                              178,854   11.15 to 15.57      $2,721,054          1.74%  0.50% to 1.10%  3.47% to 4.42%

    Capital Appreciation Fund
        2009                              330,880   7.53 to 19.76       $5,417,524          0.80%  0.50% to 1.40% 35.13% to 37.13%
        2008                              337,485   5.71 to 14.58       $4,287,827          0.00%  0.50% to 1.40% -46.91% to -46.17%
        2007                              353,644   16.05 to 27.39      $8,669,898          0.00%  0.50% to 1.40% 43.74% to 44.99%
        2006                              316,756   11.07 to 18.99      $5,516,568          0.00%  0.50% to 1.40% 15.68% to 16.67%
        2005                              317,072   9.48 to 16.38       $4,745,135          0.00%  0.50% to 1.10% 20.39% to 21.49%

    International Fund
        2009                            1,304,784   7.25 to 15.47      $16,433,805          1.93%  0.50% to 1.40% 31.92% to 33.66%
        2008                            1,295,590   5.53 to 11.69      $13,140,038          0.85%  0.50% to 1.40% -45.60% to -45.08%
        2007                            1,353,156   10.78 to 21.43     $26,670,007          0.65%  0.50% to 1.40% 16.45% to 17.43%
        2006                            1,227,537   9.18 to 18.36      $21,164,022          1.43%  0.50% to 1.40% 23.33% to 24.46%
        2005                            1,034,702   7.37 to 14.84      $14,404,355          0.99%  0.50% to 1.10% 11.72% to 12.61%

    Value Fund
        2009                            1,017,241   8.59 to 19.92      $18,477,916          5.26%  0.50% to 1.40% 18.17% to 19.80%
        2008                            1,002,237   7.54 to 16.80      $15,683,190          2.44%  0.50% to 1.40% -27.74% to -27.13%
        2007                              977,442   12.33 to 23.20     $21,332,296          1.59%  0.50% to 1.40% -6.45% to -5.61%
        2006                              880,295   13.18 to 24.73     $20,610,685          1.26%  0.50% to 1.40% 17.00% to 18.05%
        2005                              766,651   11.26 to 21.07     $15,382,309          0.78%  0.50% to 1.10%  3.54% to 4.48%

    Income & Growth Fund
        2009                              182,151   7.67 to 11.66       $1,884,723          4.47%  0.50% to 1.40% 16.42% to 18.03%
        2008                              181,676    6.88 to 9.96       $1,767,576          2.08%  0.50% to 1.40% -35.45% to -34.89%
        2007                              200,375   11.35 to 15.37      $3,033,407          1.85%  0.50% to 1.40% -1.45% to -0.61%
        2006                              216,685   11.42 to 15.52      $3,316,030          1.68%  0.50% to 1.40% 15.48% to 16.53%
        2005                              210,330   9.80 to 13.37       $2,770,134          1.92%  0.50% to 1.10%  3.21% to 4.14%

   MFS Variable Insurance Trust
    Growth Series
        2009                            1,340,983   6.10 to 12.91      $13,641,268          0.23%  0.50% to 1.40% 35.76% to 37.71%
        2008                              893,304    4.45 to 9.46       $7,525,964          0.24%  0.50% to 1.40% -38.29% to -37.76%
        2007                              924,603   7.15 to 15.26      $13,216,107          0.00%  0.50% to 1.40% 19.54% to 20.57%
        2006                              958,839   5.93 to 12.70      $11,600,497          0.00%  0.50% to 1.40%  6.43% to 7.43%
        2005                            1,037,662   5.52 to 11.88      $11,576,518          0.00%  0.50% to 1.10%  7.70% to 8.66%

    Investors Trust Series
        2009                              135,473   8.43 to 11.75       $1,461,656          1.59%  0.50% to 1.40% 25.16% to 26.96%
        2008                              136,107    6.79 to 9.39       $1,223,835          0.86%  0.50% to 1.40% -34.01% to -33.39%
        2007                              145,254   11.59 to 14.23      $1,980,718          0.84%  0.50% to 1.40%  8.79% to 9.75%
        2006                              154,359   10.56 to 13.08      $1,931,782          0.48%  0.50% to 1.40% 11.46% to 12.46%
        2005                              155,812   9.39 to 11.74       $1,741,627          0.55%  0.50% to 1.10%   5.2% to 6.70%

    New Discovery Series
        2009                              324,990   9.88 to 22.25       $5,873,746          0.00%  0.50% to 1.40% 60.90% to 63.13%
        2008                              428,452   6.19 to 13.76       $5,411,177          0.00%  0.50% to 1.40% -40.18% to -39.66%
        2007                              315,893   10.64 to 22.88      $6,841,325          0.00%  0.50% to 1.40%  1.14% to 2.01%
        2006                              325,086   10.43 to 22.52      $7,112,418          0.00%  0.50% to 1.40% 11.68% to 12.67%
        2005                              342,995   9.26 to 20.07       $6,696,977          0.00%  0.50% to 1.10%  3.80% to 4.72%

    Research Series
        2009                              326,000   8.32 to 12.19       $3,637,241          1.37%  0.50% to 1.40% 28.73% to 30.51%
        2008                              351,987    6.57 to 9.42       $3,229,160          0.54%  0.50% to 1.40% -36.97% to -36.39%
        2007                              392,975   10.58 to 14.87      $5,759,688          0.70%  0.50% to 1.40% 11.62% to 12.67%
        2006                              413,983   9.39 to 13.26       $5,420,357          0.49%  0.50% to 1.40%  9.00% to 9.89%
        2005                              420,222   8.55 to 12.11       $5,018,980          0.45%  0.50% to 1.10%  6.31% to 7.21%

    Total Return Series
        2009                               12,267    8.65 to 9.37         $107,239          4.10%  0.50% to 1.40% 16.39% to 17.97%
        2008                                7,283    7.43 to 7.94          $54,520          1.85%  0.50% to 1.40% -23.16% to -22.53%
        2007                                  614    9.67 to 9.72           $5,959          0.00%  0.50% to 1.40% -3.30% to -2.80%

    Utilities Series
        2009                              291,019    8.15 to 8.69       $2,504,063          4.46%  0.50% to 1.40% 31.46% to 33.14%
        2008                              183,344    6.12 to 6.55       $1,194,358          1.55%  0.50% to 1.40% -38.59% to -38.03%
        2007                               62,536   10.52 to 10.57        $659,438          0.00%  0.50% to 1.40%  5.20% to 5.70%

   Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio
        2009                              670,325   7.48 to 15.00       $9,374,073          0.95%  0.50% to 1.40% 17.29% to 18.98%
        2008                              692,892   6.74 to 12.73       $8,396,938          1.51%  0.50% to 1.40% -37.32% to -36.77%
        2007                              728,419   13.29 to 20.20     $14,240,492          1.25%  0.50% to 1.40%  2.00% to 2.95%
        2006                              744,797   13.03 to 19.70     $14,247,013          1.32%  0.50% to 1.40% 15.72% to 16.66%
        2005                              688,230   11.26 to 16.95     $11,373,221          1.02%  0.50% to 1.10%  1.81% to 2.74%

    Mid-Cap Value Portfolio
        2009                              611,409   7.62 to 20.52      $12,081,813          0.46%  0.50% to 1.40% 24.88% to 26.71%
        2008                              675,933   6.42 to 16.28      $10,682,778          1.27%  0.50% to 1.40% -40.22% to -39.68%
        2007                              747,403   13.60 to 26.99     $19,623,648          0.47%  0.50% to 1.40%  -0.79% to 0.07%
        2006                              699,339   13.70 to 27.07     $18,531,601          0.51%  0.50% to 1.40% 10.67% to 11.69%
        2005                              696,162   12.38 to 24.34     $16,637,131          0.49%  0.50% to 1.10%  6.72% to 7.66%

    International Portfolio
        2009                              509,014   7.01 to 12.43       $5,208,258          1.55%  0.50% to 1.40% 44.85% to 47.01%
        2008                              510,049    5.21 to 8.58       $3,617,364          0.57%  0.50% to 1.40% -52.17% to -51.74%
        2007                              561,603   12.06 to 17.94      $8,381,975          0.92%  0.50% to 1.40%  3.14% to 4.15%
        2006                              531,323   11.58 to 17.37      $7,649,418          0.46%  0.50% to 1.40% 27.32% to 28.52%
        2005                              420,692   9.01 to 13.64       $4,732,183          0.00%  0.50% to 1.10% 24.82% to 26.01%

    America Value Portfolio
        2009                               14,493    8.35 to 9.37         $122,203          3.90%  0.50% to 1.40% 21.70% to 23.36%
        2008                               10,780    6.86 to 7.60          $74,280          6.26%  0.50% to 1.40% -27.18% to -26.61%
        2007                                4,399    9.42 to 9.47          $41,530          5.65%  0.50% to 1.40% -5.80% to -5.30%

   Alger American Fund
    LargeCap Growth Portfolio
        2009                            1,513,751   7.09 to 11.17      $10,963,637          0.65%  0.50% to 1.40% 45.58% to 47.61%
        2008                            1,557,697    4.85 to 7.67       $7,741,324          0.23%  0.50% to 1.40% -46.92% to -46.42%
        2007                            1,585,231   9.08 to 14.45      $14,673,255          0.34%  0.50% to 1.40% 18.35% to 19.41%
        2006                            1,346,039   7.64 to 12.22      $10,461,666          0.12%  0.50% to 1.40%  3.69% to 4.61%
        2005                            1,066,741   7.33 to 11.78       $7,928,119          0.00%  0.50% to 1.10% 10.46% to 11.55%

    MidCap Growth Portfolio
        2009                              724,562   6.48 to 10.47       $6,479,792          0.00%  0.50% to 1.40% 49.57% to 51.74%
        2008                              782,137    4.73 to 7.00       $4,679,573          0.17%  0.50% to 1.40% -58.92% to -58.59%
        2007                              789,015   14.31 to 17.04     $11,389,000          0.00%  0.50% to 1.40% 29.78% to 30.82%
        2006                              778,361   10.97 to 13.14      $8,615,830          0.00%  0.50% to 1.40%  8.62% to 9.66%
        2005                              805,070   10.05 to 12.09      $8,153,666          0.00%  0.50% to 1.10%  8.32% to 9.23%

    Capital Appreciation Portfolio
        2009                              958,937   8.39 to 15.16       $8,265,722          0.00%  0.50% to 1.40% 48.95% to 51.01%
        2008                            1,042,714   5.67 to 10.18       $5,996,510          0.00%  0.50% to 1.40% -45.88% to -45.39%
        2007                            1,126,168   10.42 to 18.81     $11,917,522          0.00%  0.50% to 1.40% 31.07% to 32.96%
        2006                            1,054,775   7.87 to 14.28       $8,452,271          0.00%  0.50% to 1.40% 17.65% to 19.35%
        2005                            1,055,676   6.66 to 12.14       $7,075,574          0.00%  0.50% to 1.10% 12.81% to 13.94%

    SmallCap Growth Portfolio
        2009                              718,168   7.82 to 13.21       $5,934,640          0.00%  0.50% to 1.40% 43.46% to 45.54%
        2008                              771,360    5.61 to 9.21       $4,438,741          0.00%  0.50% to 1.40% -47.34% to -46.89%
        2007                              886,475   10.61 to 17.49      $9,606,349          0.00%  0.50% to 1.40% 14.95% to 16.67%
        2006                              899,227   9.13 to 15.12       $8,441,665          0.00%  0.50% to 1.40% 18.40% to 20.24%
        2005                            1,056,935   7.67 to 12.77       $8,206,483          0.00%  0.50% to 1.10% 15.25% to 16.31%

   AIM Variable Insurance Funds
    Financial Services Fund
        2009                              117,610    4.95 to 5.91         $647,049          3.47%  0.50% to 1.40% 25.56% to 27.55%
        2008                              112,331    3.96 to 4.63         $323,569          2.84%  0.50% to 1.40% -59.96% to -59.66%
        2007                              125,008   9.89 to 11.08       $1,352,748          1.88%  0.50% to 1.40% -23.33% to -22.63%
        2006                              119,437   12.90 to 14.32      $1,676,905          1.54%  0.50% to 1.40% 14.91% to 15.86%
        2005                              102,271   11.22 to 12.36      $1,245,177          1.41%  0.50% to 1.10%  4.43% to 5.37%

    Global Health Care Fund
        2009                               95,475   6.54 to 12.59       $1,164,469          0.32%  0.50% to 1.40% 19.69% to 27.68%
        2008                              115,741    7.67 to 9.91       $1,125,638          0.00%  0.50% to 1.40% -29.61% to -28.96%
        2007                              129,368   12.46 to 13.95      $1,770,058          0.00%  0.50% to 1.40%  6.14% to 11.24%
        2006                              132,604   11.29 to 12.54      $1,692,934          0.00%  0.50% to 1.40%  3.77% to 8.97%
        2005                              116,745   10.88 to 11.97      $1,376,465          0.00%  0.50% to 1.10%  6.67% to 7.55%

    International Growth Fund
        2009                              535,163    7.89 to 8.37       $4,296,126          1.60%  0.50% to 1.40% 33.47% to 35.16%
        2008                              455,018    5.91 to 6.19       $2,711,172          0.81%  0.50% to 1.40% -48.35% to -48.32%
        2007                              231,201   10.06 to 10.11      $2,333,557          0.68%  0.50% to 1.40%  0.60% to 1.10%

   Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund
        2009                              466,487   7.02 to 34.69      $13,809,699          0.23%  0.50% to 1.40% 55.35% to 57.50%
        2008                              353,372   4.46 to 22.13       $7,541,921          0.34%  0.50% to 1.40% -46.86% to -46.40%
        2007                              354,287   32.82 to 41.29     $14,276,656          0.10%  0.50% to 1.40% 42.40% to 44.62%
        2006                              289,879   22.90 to 28.55      $8,136,910          0.06%  0.50% to 1.40% 22.77% to 24.72%
        2005                              228,817   18.64 to 23.05      $5,176,284          0.20%  0.50% to 1.10% 49.51% to 50.92%

    Worldwide Real Estate Fund
        2009                                    -    6.06 to 7.40               $0          0.00%  0.50% to 1.40% 41.35% to 43.32%
        2008                              170,826    4.71 to 5.19         $883,177          5.81%  0.50% to 1.40% -55.68% to -55.30%
        2007                              174,236   11.44 to 11.61      $2,013,027          0.98%  0.50% to 1.40%  -0.52% to 0.35%
        2006                              142,282   11.50 to 11.57      $1,642,088          0.00%  0.50% to 1.40% 15.00% to 15.70%

   PIMCO Variable Insurance Trust
    Total Return Portfolio
        2009                            1,970,394   11.56 to 14.31     $27,862,716          4.83%  0.50% to 1.40% 12.46% to 14.08%
        2008                            1,819,366   10.13 to 12.61     $22,479,921          4.98%  0.50% to 1.40%  3.39% to 4.30%
        2007                            1,207,033   11.50 to 12.09     $14,304,515          4.70%  0.50% to 1.40%  7.28% to 8.24%
        2006                              886,475   10.72 to 11.17      $9,745,775          4.48%  0.50% to 1.40%  2.74% to 3.31%
        2005                              624,688   10.47 to 10.81      $6,676,613          3.80%  0.50% to 1.10%  0.97% to 1.90%

    Low Duration Portfolio
        2009                              169,222   11.10 to 12.62      $2,102,392          3.50%  0.50% to 1.40% 11.74% to 13.35%
        2008                              165,525   9.79 to 11.19       $1,838,160          4.27%  0.50% to 1.40% -1.75% to -0.89%
        2007                              158,305   10.71 to 11.29      $1,774,207          4.52%  0.50% to 1.40%  2.88% to 6.91%
        2006                              141,883   10.28 to 10.57      $1,490,374          3.97%  0.50% to 1.40%  2.62% to 3.40%
        2005                              108,330   10.05 to 10.21      $1,100,561          2.71%  0.50% to 1.10%  -0.42% to 0.52%

    High Yield Portfolio
        2009                              164,574   10.56 to 14.68      $2,388,610         12.72%  0.50% to 1.40% 38.48% to 40.41%
        2008                              125,391   7.52 to 10.51       $1,292,791          8.29%  0.50% to 1.40% -24.61% to -23.90%
        2007                              134,868   12.23 to 13.81      $1,829,459          7.45%  0.50% to 1.40%  1.47% to 2.57%
        2006                              119,742   11.98 to 13.41      $1,582,985          6.43%  0.50% to 1.40%  7.55% to 10.20%
        2005                               92,110   11.13 to 12.35      $1,126,787          6.56%  0.50% to 1.10%  2.68% to 3.61%

    Real Return Portfolio
        2009                              409,876   10.53 to 13.95      $5,612,147          3.06%  0.50% to 1.40% 16.75% to 18.36%
        2008                              386,417   8.90 to 11.84       $4,495,899          4.03%  0.50% to 1.40% -8.30% to -7.57%
        2007                              324,306   11.69 to 12.81      $4,087,737          4.55%  0.50% to 1.40%  9.15% to 11.10%
        2006                              281,314   10.71 to 11.63      $3,227,004          4.36%  0.50% to 1.40% -0.70% to -0.26%
        2005                              219,713   10.79 to 11.61      $2,517,402          2.81%  0.50% to 1.10%  0.70% to 1.15%

    Stocks Plus Growth and Income
        2009                                    -    5.71 to 6.00               $0          0.00%  0.50% to 1.40%  -1.34% to 1.11%
        2008                                    -    5.93 to 5.98           $1,626          0.00%  0.50% to 1.40%        n/a

    SmallCap Stocks Plus Total Return
        2009                                    -    8.94 to 9.14               $0         19.40%  0.50% to 1.40% 30.35% to 31.94%
        2008                                1,642    6.87 to 6.93          $11,320          4.33%  0.50% to 1.40%        n/a

   Goldman Sachs Variable Insurance Trust
    Structured Small Cap Equity Fund
        2009                              374,699    6.78 to 7.08       $2,556,517          1.20%  0.50% to 1.40%  2.21% to 29.03%
        2008                              339,271    5.31 to 6.93       $1,825,680          0.76%  0.50% to 1.40% -34.85% to -34.42%
        2007                              308,589    8.15 to 8.28       $2,537,465         16.64%  0.50% to 1.40% -17.68% to -16.89%
        2006                               93,125    9.90 to 9.96         $925,229          0.00%  0.50% to 1.40% -1.00% to -0.37%

    Growth & Income Fund
        2009                              586,858    6.95 to 7.77       $4,169,697          1.91%  0.50% to 1.40% 16.68% to 18.38%
        2008                              458,759    5.96 to 6.56       $2,757,610          3.25%  0.50% to 1.40% -35.43% to -34.84%
        2007                              192,047    9.23 to 9.27       $1,777,607         22.11%  0.50% to 1.40% -7.70% to -7.30%

   Neuberger Berman Advisors Management Trust
    Agency Regency Portfolio
        2009                               11,332    7.91 to 8.27          $92,288          0.62%  0.50% to 1.40% 44.64% to 46.51%
        2008                               46,000    5.41 to 5.67         $258,257          1.24%  0.50% to 1.40% -46.58% to -46.15%
        2007                               50,874   10.24 to 10.53        $531,953          4.32%  0.50% to 1.40%  0.69% to 2.83%
        2006                               23,315   10.06 to 10.24        $238,137          0.00%  0.50% to 1.40%  1.70% to 2.40%

   Premier VIT
    NACM Small Cap Portfolio
        2009                               45,527    6.68 to 8.84         $314,436          0.06%  0.50% to 1.40% 12.28% to 44.29%
        2008                               54,979    5.95 to 6.13         $332,420          0.00%  0.50% to 1.40% -42.46% to -41.94%
        2007                               37,077   10.34 to 10.49        $385,849          0.00%  0.50% to 1.40%  -0.67% to 0.19%
        2006                               41,855   10.41 to 10.47        $437,004          0.00%  0.50% to 1.40%  4.10% to 4.70%

   ProFunds VP
    Japan
        2009                                9,770    5.31 to 7.03          $52,902          0.72%  0.50% to 1.40%  8.84% to 10.41%
        2008                               12,576    4.88 to 6.37          $61,897         17.00%  0.50% to 1.40% -41.70% to -41.14%
        2007                                8,415    8.37 to 8.41          $70,629          0.00%  0.50% to 1.40% -16.30% to -15.90%

    Oil & Gas
        2009                              187,460    5.86 to 7.90       $1,532,031          0.00%  0.50% to 1.40%  2.11% to 14.87%
        2008                              138,261    5.74 to 6.88         $943,914          0.00%  0.50% to 1.40% -37.86% to -37.23%
        2007                               32,711   10.91 to 10.96        $357,927          0.00%  0.50% to 1.40%  9.10% to 9.60%

    Small-Cap
        2009                               29,883    6.91 to 8.54         $221,592          0.24%  0.50% to 1.40% 18.76% to 20.48%
        2008                               27,115    5.82 to 7.09         $158,936          0.00%  0.50% to 1.40% -31.69% to -31.07%
        2007                                6,275    8.52 to 8.56          $53,582          0.00%  0.50% to 1.40% -14.80% to -14.40%

    Ultra Mid-Cap
        2009                               38,155    4.41 to 5.41         $172,244          0.06%  0.50% to 1.40% 63.23% to 66.03%
        2008                               26,469    2.70 to 3.26          $71,736          1.59%  0.50% to 1.40% -67.86% to -67.69%
        2007                               14,937    8.40 to 8.45         $125,780          0.00%  0.50% to 1.40% -16.00% to -15.50%

   Vanguard Variable Insurance Funds
    Balanced
        2009                               43,292    9.32 to 9.53         $408,802          4.08%  0.50% to 1.40% 21.19% to 22.97%
        2008                               28,195    7.69 to 7.75         $217,908          0.00%  0.50% to 1.40%        n/a

    Total Bond Market Index
        2009                               13,469   10.72 to 11.08        $145,893          6.65%  0.50% to 1.40%  4.48% to 5.91%
        2008                               38,982   10.26 to 10.35        $402,638          0.00%  0.50% to 1.40%        n/a

    High Yield Bond
        2009                               22,162   10.42 to 10.82        $233,944          7.31%  0.50% to 1.40% 36.94% to 38.76%
        2008                                1,345    7.61 to 7.68          $10,268          0.00%  0.50% to 1.40%        n/a

    International
        2009                              428,651    7.72 to 7.90       $3,339,477          3.05%  0.50% to 1.40% 40.69% to 42.84%
        2008                              227,755    5.49 to 5.53       $1,252,399          0.00%  0.50% to 1.40%        n/a

    Mid-Cap Index
        2009                              236,872    8.09 to 8.28       $1,933,730          1.42%  0.50% to 1.40% 38.32% to 40.26%
        2008                              134,238    5.85 to 5.90         $786,714          0.00%  0.50% to 1.40%        n/a

    REIT Index
        2009                               55,505    7.43 to 7.71         $416,328          2.73%  0.50% to 1.40% 27.46% to 29.25%
        2008                               19,702    5.83 to 5.88         $115,341          0.00%  0.50% to 1.40%        n/a

    Small Company Growth
        2009                              236,102    8.43 to 9.35       $2,176,091          0.90%  0.50% to 1.40% 37.47% to 39.33%
        2008                              142,004    6.65 to 6.71         $946,871          0.00%  0.50% to 1.40%        n/a

    Short Term Investment Grade
        2009                               62,384   10.62 to 10.92        $670,277          3.61%  0.50% to 1.40% 12.28% to 13.86%
        2008                                  994    9.46 to 9.54           $9,432          0.00%  0.50% to 1.40%        n/a

    Total Stock Market Index
        2009                               49,988    7.99 to 8.36         $412,374          3.58%  0.50% to 1.40% 26.55% to 28.22%
        2008                               12,115    6.46 to 6.52          $78,662          0.00%  0.50% to 1.40%        n/a

       *     The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.

       **    The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

       ***   The Total Return is calculated as the change in the unit value of the underlying portfolio, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the percentage of change from inception to the end of the period.

vulcv_partc.htm - Midland National Life Insurance Company

PART C

OTHER INFORMATION

Item 26.      Exhibits

(a)   Board of Directors Resolutions.

      Resolution of the Board of Directors of Midland National Life establishing the Separate Account A (2)

(b)   Custodian Agreements.  Not Applicable

(c)   Underwriting Contracts.

(1)   Form of Principal Underwriting Agreement (8)

(2)   Form of Selling Agreement (8)

(3)   Form of Commission Schedule (8)

(d)   Contracts.

        Contract (16)

(e)   Applications.

               Application Form. (5)

(f)    Depositor’s Certificate of Incorporation and By-Laws.

(1)   Articles of Incorporation of Midland National Life. (2)

(2)   By-Laws of Midland National Life. (2)

(g)     Reinsurance Contracts.

Form of Reinsurance Contract (8)

(h)   Participation Agreements.

1.   (a)     Form of Participation Agreements between Midland National Life Insurance Company and  Fidelity Distributors Corporation/Variable Insurance Products Fund, and Variable Products Fund II. (1)

      (b)     Amendments to Participation Agreements for Fidelity Distributors Corporation/Variable Insurance Products Fund, and Variable Products Fund II. (1)

      (c)     Form of Participation Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation/Variable Insurance Products Fund III. (2)

      (d)     Form of Participation Agreement between Midland National Life Insurance Company and American Century Investment Services, Inc. (1)

      (e)     Form of Participation Agreement between Midland National Life Insurance Company and  Lord Abbett Series Funds, Inc. (3)

      (f)      Amendments to Participation Agreement for Lord Abbett Series Funds, Inc. (4)

      (g)     Form of Participation Agreement between Midland National Life Insurance Company and  Massachusetts Financial Variable Insurance Trusts. (3)

      (h)     Form of Participation Agreement between Midland National Life Insurance Company and Fred Alger Management, Inc. (6)

      (i)      Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund III. (6)

      (j)      Form of Participation Agreement between Midland National Life Insurance Company and Van Eck Global Worldwide Insurance Trust. (7)

      (k)     Form of Participation Agreement between Midland National Life Insurance Company and Pacific Investment Management Company LLC. (8)

      (l)      Form of Participation Agreement between Midland National Life Insurance Company and AIM Distributors, Inc. (12)

      (m)    Form of Participation Agreement between Midland National Life Insurance Company and Goldman Sachs Variable Insurance Trust. (10)

      (n)     Form of Participation Agreement between Midland National Life Insurance Company and PIMCO Advisors VIT. (10)

      (o)     Form of Participation Agreement between Midland National Life Insurance Company and Neuberger Berman Advisers Management Trust. (10)

      (p)     Amendments to Participation Agreement for Van Eck Global Worldwide Insurance Trust. (11)

(q)     Amendment to Participation Agreement for Goldman Sachs Variable Insurance Trust. (12)

(r)      Amendment to Participation Agreement between Midland National Life Insurance Company and Premier VIT (formerly PIMCO Advisors VIT) and Allianz Global Investors Distributors LLC. (13)

(s)     Form of Participation Agreement between Midland National Life Insurance Company and ProFund Advisors, LLC. (14)

(t)         Amendment to Participation Agreement for ProFund Advisors, LLC. (17)

(u)        Participation Agreement between Midland National Life Insurance Company and Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation. (17)

(v)        Amendment to, Novation Agreement, Participation Agreement between Midland National Life Insurance Company and American Century Investment Services Inc. (18)

 (i)   Administrative Contracts. Not Applicable.

(j)    Other Material Contracts.

(a)        AIM Fund Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between Midland National Life Insurance Company and A I M Investment Services, Inc.   (15)

(b)        Rule 22c-2 Agreement between Midland National Life Insurance Company and Fred Alger & Company, Inc.   (15)

(c)        Shareholder Information Agreement between Midland National Life Insurance Company and American Century Investment Services, Inc.   (15)

(d)        SEC Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation.   (15)

(e)        Variable Annuity Shareholder Information Agreement between Midland National Life Insurance Company and Goldman Sachs Variable Insurance Trust.  (15)

(f)         Rule 22c-2 Agreement between Midland National and Lord Abbett Distributor LLC.  (15)

(g)        Rule 22c-2 Shareholder Information Agreement between Midland National and MFS Fund Distributors Inc.  (15)

(h)        Rule 22c-2 Shareholder Information Access Agreement between Midland National and Neuberger Berman Management Inc.  (15)

(i)          Rule 22c-2 Amendment to Participation Agreement between Midland National and Allianz Global Investors Distributors, Inc., principal underwriters for Premier VIT and PIMCO Variable Insurance Trust.  (15)

(j)          Shareholder Information Agreement between Midland National and Van Eck Securities Corporation.  (15)

(k)   Legal Opinion.

               (1) Opinion and Consent (19)

                (2) Power of Attorney (19)

(l)    Actuarial Opinion (19)

(m)  Illustration Calculations. (9)

(n)   Other Opinions.

(1)   Consent of Sutherland Asbill & Brennan LLP (19)

(2)   Consent of Independent Registered Public Accounting Firm (19)

(o)   Omitted Financial Statements.  Not Applicable.

(p)   Initial Capital Agreements.  Not Applicable.

(q)   Redeemability Exemption.  Memorandum describing Midland National Life’s issuance, transfer and redemption procedures for the Contract. (17)

__________

(1)     Incorporated herein by reference to Pre-Effective Amendment No. 2 for Form S-6 filed on April

        23, 1997 (File No. 333-14061)

(2)     Incorporated herein by reference to Post-Effective Amendment No. 1 for Form S-6 on

        April 28, 1998 (File No. 333-14061)

(3)     Incorporated herein by reference to Post-Effective Amendment No. 3 for Form S-6 on

         April 29, 1999 (File No. 333-14061)

(4)     Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form S-6 on

         August 31, 1999 (File No. 333-80975)

(5)    Incorporated herein by reference to Post-Effective Amendment No. 4 for Form S-6 on

         February 17, 2000 (File No. 333-14061)

(6)    Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on

        February 15, 2001 (File No. 333-14061)

(7)     Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on January 14, 2002 (File No. 333-71800)

(8)     Incorporated herein by reference to Post-Effective Amendment No. 11 for Form N-6 on April 29, 2003 (File No. 333-14061)

(9)     Incorporated herein by reference to Post-Effective Amendment No. 13 for Form N-6 on April 29, 2004 (File No. 333-14061)

(10)   Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-4 on April 29, 2005 (File 3 No. 33-108437)

(11)   Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on November 24, 2004 (File No. 333-108437)

(12)   Incorporated herein by reference to Post-Effective Amendment No. 10 for Form N-6 on April 26, 2006 (File No. 333-58300)

(13)   Incorporated herein by reference to Post-Effective Amendment No. 11 for Form N-6 on April 26, 2007 (File No. 333-58300)

(14)  Incorporated herein by reference to Post-Effective Amendment No. 1 for Form N-4 on April 28, 2006 (File No. 333-128910)

(15)     Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-6 on April 28, 2008 (File No. 333-58300)

(16)     Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-6 on January 21, 2009 (File No. 333-153825)

(17)     Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-6 on April 29, 2009 (File No. 333-148111)

(18)     Incorporated herein by reference to Post-Effective Amendment No. 18 for Form N-4 on April 28, 2010 (File No. 333-71800)

(19) Filed herewith

(20)     To be filed by amendment

Item 27.  Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor
Michael M. Masterson***...........................................	Chairman - Director
John J. Craig II***........................................................	Senior Vice President – Chief Financial Officer & Treasurer - Director
Robert W. Korba...........................................................	Director
David E. Sams................................................................	Director
Steven C. Palmitier***.................................................	President and Chief Operating Officer – Director
Stephen P. Horvat, Jr***.............................................	Senior Vice President –Legal
Donald T. Lyons **.....................................................	Senior Vice President and Corporate Actuary
Melody R.J. Jensen....................................................	Vice President, General Counsel, and Secretary
Thomas C. Stavropoulos***.....................................	Vice President and Chief Compliance Officer
Gary J. Gaspar***.......................................................	Senior Vice President and Chief Information Officer
Esfandyar E. Dinshaw**...........................................	Chief Executive Officer – Director
Gary W. Helder...........................................................	Vice President, Operational Effectiveness
Robert W. Buchanan.................................................	Vice President, New Business and Underwriting
Timothy A. Reuer.......................................................	Vice President, Product Development
Robert R. Tekolste......................................................	Executive Vice President
Teresa A. Silvius***	Assistant Vice President Variable Compliance & 38a-1 CCO
Gregory S. Helms........................................................	2nd Vice President, Claims and Benefits Administration
Cindy Reed**.............................................................	President, Annuity Division
Ronald J. Markway**................................................	Vice President, New Business – Annuity Division
Michael L. Yanacheak**...........................................	2nd Assistant Vice President, Product Development, Annuity Division
Teri L. Ross**.............................................................	Vice President, Variable Services
Richard T. Hicks..........................................................	Assistant Vice President, Systems Administration and Policy Accounting
Randy D. Shaull.........................................................	Assistant Vice President and Actuary

 * Unless noted otherwise, the principal business address for each officer and director is One Sammons Plaza, Sioux Falls, SD 57193-9991

**   Annuity Division, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266

*** 525 W. Van Buren, Chicago, IL 60607

Item 28.  Persons Controlled by or Under Common Control With the Depositor or Registrant

        The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Inc.  The Registrant is a segregated asset account of Midland.  Sammons Enterprises, Inc. is owned by The Charles A. Sammons 1987 Charitable Remainder Trust Number Two.  Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI) are:

Name	Jurisdiction	Percent Of Voting Securities Owned
Sammons Capital, Inc.	Delaware	100% by SEI
Consolidated Investment Services, Inc. (CISI)	Nevada	100% by SEI
MH Imports, Inc.	Delaware	100% by CISI
Mykonos 6420 LP	Texas	85% by MH Imports, Inc.
Sammons Financial Group, Inc. (SFG)	Delaware	100% by CISI
Midland National Life Insurance Company (MNL)	Iowa	100% by SFG
SFG Reinsurance Company	South Carolina	100% by MNL
North American Company for Life and Health Insurance (NACOLAH)	Iowa	100% by SFG
NACOLAH Ventures, L.L.C.	Delaware	99% by NACOLAH 1% by SFG
Parkway Mortgage, Inc.	Delaware	100% by PHI
Sammons Corporation	Delaware	100% by CISI
Otter, Inc.	Oklahoma	100% by CISI
Cathedral Hill Hotel, Inc.	Delaware	100% by CISI
Sammons Power Development, Inc.(SPDI)	Delaware	100% by CISI
Gila Bend Power Partners, L.L.C.	Delaware	50% by SPDI
Sammons Distribution Holdings, Inc. (SDHI)	Delaware	100% by CISI
Sammons CTP, Inc. Merged into SDHI January 15, 2009
Sammons VPC, Inc.	Delaware	100% by SDHI
Opus 5949 LLC	Texas	75% by Sammons VPC, Inc.
Sammons BW, Inc.	Delaware	100% by SDHI
Briggs Equipment Mexico, Inc. (BEMI)	Delaware	100% by BEI
Briggs Equipment, Inc. (BEI)	Delaware	100% by CISI
Briggs International, Inc. (BII)	Delaware	100% by CISI
Briggs Equipment UK Limited	United Kingdom	100% by BII
Montecargas Yale de Mexico S. A. de C.V. (YALESA)	Mexico	99% by BEI 1% by BEMI
Briggs Equipment S.A. de C.V. (BESA)	Mexico	99% by BEI 1% by BEMI
Briggs Construction Equipment, Inc.	Delaware	100% by CISI
Crestpark LP, Inc.	Delaware	100% by CISI
Sammons Venture Properties, Inc.	Delaware	100% by CISI
Sammons Realty Corporation (SRC)	Delaware	100% by CISI
SRI Ventures, LLC	Delaware	99% by SRC
Sammons Income Properties, Inc.	Delaware	100% by CISI
GBH Venture Co., Inc.	Delaware	100% by CISI
The Grove Park Inn Resort, Inc. (GPIRI)	Delaware	100% by CISI
GPI Ventures, LLC	Delaware	100% by GPIRI
Sammons Securities, Inc. (SSI)	Delaware	100% by SFG
Sammons Securities Company, L.L.C.	Delaware	67% by SSI
Herakles Investments, Inc. (HII)	Delaware	100% by CISI
Sponsor Investments, L.L.C.	Texas	75% by HII

1900 Capital, Inc. f/k/a	Delaware	100% CISI
Environment Plastic Solutions, Inc.	Delaware	100% CISI
Sage Assets, Inc.	Delaware	100% CISI

Item 29.      Indemnification

Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law.  This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.  Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Item 30.      Principal Underwriter

 (a)  Other Activity.   In addition to Midland National Life Separate Account A, Sammons Securities Company LLC, the principal underwriter of the Registrant, is also the principal underwriter for variable annuity contracts issued through Midland National Life Separate Account C.

(b)   Management.  The directors and principal officers of Sammons Securities Company LLC are as follows:

Name and Principal Business Address*	Positions and Offices with Sammons Securities Company, LLC
Steve Palmitier 525 West Van Buren Chicago, IL 60607	Chief Executive Officer
Jerome S. Rydell	Vice Chairman
Michael Masterson 525 West Van Buren Chicago, IL 60607	Chairman
John A. McClellan	Chief Compliance Officer, Municipal Securities Principal
Cindy Reed Annuity Division, 4601 Westown Parkway, Suite 300 West Des Moines, IA 50266	President
Jan R. Elcock One Sammons Plaza Sioux Falls, SD 57193-9991	Vice President, Compliance & Operations
Matt Stahr Annuity Division, 4601 Westown Parkway, Suite 300 West Des Moines, IA 50266	Vice President & Chief Marketing Officer
Brandon D. Rydell	Vice President & Chief Financial Officer

*  Unless otherwise indicated, the address of each executive officer of Sammons Securities Company LLC is:  4261 Park Road,  Ann Arbor  MI  48103.

(c)  Compensation From the Registrant.  The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions*	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation*
Sammons Securities Company, LLC	$4,282,773	None	N/A	$47,429

* Includes total sales compensation paid to registered persons of Sammons Securities Company and an underwriting fee of 1.25% of first-year commissions paid to Sammons Securities Company for all of Midland National’s variable universal life insurance policies issued through Separate Account A.  In exchange for the underwriting fee, Sammons Securities Company provides various administrative services.  Examples of the services provided include registered representative training sessions, tracking and notification firm element training, attendance at Annual Compliance Meetings, and continuing education required by FINRA to maintain licensing for all affiliated registered representatives licensed with Midland National.

No policies have been sold and the dollar amounts represent compensation for other policies funded by Separate Account A.

Item 31.      Location of Accounts and Records

        The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at One Sammons Plaza Sioux Falls, SD  57193 and Sammons Financial Group, 525 W. Van Buren, Chicago, IL 60607.

Item 32.      Management Services

All management contracts are discussed in Part A or Part B.

Item 33.      Fee Representation

Midland National Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Midland National Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Midland National Life Separate Account A, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 28th day of  April, 2010.

         By:  MIDLAND NATIONAL LIFE

                                                                                                                       SEPARATE ACCOUNT A (REGISTRANT)

Attest:   *                                                                                        By:            *

                                                                                                                                 Michael M. Masterson

                                                                                                                                    Chairman of the Board

        By:  MIDLAND NATIONAL LIFE

               INSURANCE COMPANY (DEPOSITOR)

Attest:  *                                                                                         By:            *

                                                                                                                                 Michael M. Masterson

                                                                                                                                    Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

                      Signatures                                                                         Title

  *                                                                            Chairman of the Board of Directors,

      MICHAEL M. MASTERSON                             Director

  *                                                                            Director, Chief Executive Officer

      Esfandyar E. Dinshaw                               (Principal Executive Officer)

  *                                                                            Director, Senior Vice President

      JOHN J. CRAIG, II                                              Chief Financial Officer

                                                                                      (Principal Financial & Accounting Officer)

  *                                                                            Director, President and Chief Operating Officer

      STEVEN C. PALMITIER                                     Life Division

___                                                                          Director

      ROBERT W. KORBA

____                                                                        Director

      DAVID E. SAMS

*By:  /s/_______________________________________    Date: April 28, 2010

                                Teresa A. Silvius

                                Attorney-in-Fact

                     Pursuant to Power of Attorney

Registration No. 333-148111

 Post-Effective Amendment No. 7

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT A

AND

MIDLAND NATIONAL LIFE INSURANCE COMPANY

Exhibit Index

Item	Exhibit
26(k)	(1) Opinion and Consent of Counsel. (2) Power of Attorney
26(l)	Actuarial Opinion
26(n)	(1) Consent of Sutherland Asbill & Brennan LLP (2) Consent of Independent Registered Public Accounting Firm

April 28, 2010

The Board of Directors

Midland National Life Insurance Company

Des Moines, Iowa

Gentlemen:

With reference to the Registration Statement for Midland National Life Separate Account A filed on form N-6 (File number 333-148111 Post-Effective Amendment 7) with the Securities and Exchange Commission covering flexible premium variable life insurance policies, I have examined such documents and such law as I considered necessary and appropriate, and on the basis of such examination, it is my opinion that:

1.        Midland National Life Insurance Company is duly organized and validly existing under the laws of the State of Iowa and has been duly authorized to issue individual flexible premium variable life insurance contracts by the Department of Insurance of the State of Iowa.

2.        The Midland National Life Insurance Company Separate Account A is a duly authorized and existing separate account established pursuant to the provisions of the Iowa Statutes.

3.        The flexible premium variable life insurance contracts, when issued as contemplated by said Form N-6 Registration Statement, will constitute legal, validly issued and binding obligations of Midland National Life Insurance Company.

I hereby consent to the filing of this opinion as an Exhibit to said N-6 Registration Statement.

Sincerely,

/s/

Stephen P. Horvat, Jr.

Senior Vice President – Legal

POWER OF ATTORNEY

The undersigned directors and officers of Midland National Life Insurance Company, an Iowa corporation (the “Company”), hereby constitute and appoint Stephen P. Horvat Jr., and Teresa A. Silvius, and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 (33-16354; 33-76318; 333-14061; 333-14081; 333-80975; 333-58300; 333-148111; 333-148824; 333-153825; 333-119088; 333-108437; 333-71800; 33-64016; 333-128910; 333-128978; 333-148008) and under the Investment Company Act of 1940 (811-05271; 811-07772) with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and him or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as  fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this __ _day of                    2009.

SIGNATURE                                          DATE                      SIGNATURE                                          DATE

  /s/                                                          1/19/09                    /s/                                                          1/19/09

Michael M. Masterson                                                         John J. Craig II

  /s/                                                          1/19/09                    /s/                                                          1/19/09

Steven C. Palmitier                                                             Esfandyar E. Dinshaw

April 28, 2010

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

Gentlemen:

This opinion is furnished in connection with the filing of Post-Effective Amendment 7 to Registration Statement No. 333-148111 on Form N-6 (“Registration Statement”) which covers premiums expected to be received under the flexible premium Variable Universal Life Insurance policy (“Policy”) to be offered by Midland National Life Insurance Company. The Prospectus included in the Registration Statement describes policies which will be offered by Midland in each State where they have been approved by appropriate State insurance authorities. The policy forms were prepared under my direction, and I am familiar with the Registration Statement and Exhibits thereto.

In my opinion:

The illustrations of death benefits, policy fund and accumulated premiums in the illustration section of the Prospectuses included in the Registration Statement (the “Prospectus”), based on the assumptions stated in the illustrations, are consistent with the provisions of the Policy and Midland Nationals administrative procedures. The rate structure of the Policies has not been designed, and the assumptions for the illustrations (including sex, age, rating classification, and premium amount and payment schedule) have not been selected, so as to make the relationship between premiums and benefits, as shown in the illustrations, appear to be materially more favorable than for any other prospective purchaser with different assumptions.  The illustrations are based on a commonly used rating classification and premium amounts and ages appropriate for the markets in which the policy is sold.

I hereby consent to the filing of this opinion as an Exhibit to the Registration Statement.

Sincerely,

/s/

Randy D. Shaull, FSA, MAAA

Assistant Vice President and Actuary

FREDERICK R. BELLAMY

DIRECT LINE: 202.383.0126

E-mail: fred.bellamy@sutherland.com

April 28, 2010

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD  57193

Re:	VUL - CV Form N-6, File No. 333-148111

Gentlemen:

We hereby consent to the reference to our name under the caption “Legal Matters” in the Statement of Additional Information filed as part of the Post-Effective Amendment No. 7 to the Registration Statement on Form N-6 filed by Midland National Life Separate Account A for certain variable life insurance policies (File No. 333-148111).  In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

Very truly yours,

SUTHERLAND ASBILL & BRENNAN LLP

By:          /s/

                                                                                                                                Frederick R. Bellamy

CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We hereby consent to the use in this Post-Effective Amendment No. 7 to the Registration Statement on Form N-6 (File No. 333-148111 and 811-05271) of our report dated April 21, 2010, relating to the financial statements and financial highlights of the Midland National Life Separate Account A and the report dated March 24, 2010, relating to the financial statements of the Midland National Life Insurance Company, which appear in such Registration Statement.  We also consent to the references to us under the headings “Financial Statements” and “Financial Matters” in such Registration Statement.

PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
April 28, 2010